UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust
(Exact name of registrant as specified in charter)

200 W Front Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Robert Griffith, Esq.	Stephen H. Bier, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	1095 Avenue of the Americas
New York, NY 10282	New York, NY 10036

(Name and address of agent for service)

800-208-5212

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)

Innovator Buffer Step-Up Strategy ETF®
BSTP (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Buffer Step-Up Strategy ETF® for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSTP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Buffer Step-Up Strategy ETF®	$45	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$58,373,635
Number of Holdings	4
Net Advisory Fee	$252,408
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.23	98.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.70	5.8%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $841.84 (Short)	-1.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $654.02 (Short)	-3.6%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BSTP.
Innovator Buffer Step-Up Strategy ETF®	PAGE 1	TSR-SAR-45783Y731

Innovator Deepwater Frontier Tech ETF
LOUP (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Deepwater Frontier Tech ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOUP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Deepwater Frontier Tech ETF	$34	0.70%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$176,542,847
Number of Holdings	31
Net Advisory Fee	$572,820
Portfolio Turnover	68%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Technology	34.9%
Communications	23.1%
Industrial	23.1%
Consumer, Non-cyclical	8.5%
Financial	4.5%
Basic Materials	2.9%
Utilities	2.8%
Cash & Other	0.2%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LOUP.
Innovator Deepwater Frontier Tech ETF	PAGE 1	TSR-SAR-45782C862

Innovator Equity Autocallable Income Strategy ETF
ACEI (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Autocallable Income Strategy ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ACEI. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Autocallable Income Strategy ETF	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$34,663,006
Number of Holdings	11
Net Advisory Fee	$77,115
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	104.1%
AAPL AUTOCALL 3-29-29	0.2%
Amazon.com, Inc.	0.1%
Nvidia Corp.	0.1%
AVGO TRS 04302029	0.0%
GOOG TRS 04302029	0.0%
Tesla, Inc.	0.0%
Berkshire Hathaway, Inc.	0.0%
Meta Platforms, Inc.	-0.9%
Microsoft Corp.	-1.1%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Equity Autocallable Income Strategy ETF	PAGE 1	TSR-SAR-45784N593

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ACEI.
Innovator Equity Autocallable Income Strategy ETF	PAGE 2	TSR-SAR-45784N593

Innovator Equity Managed 10 Buffer ETF™
XBFR (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Managed 10 Buffer ETF™ for the period of February 23, 2026, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBFR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Managed 10 Buffer ETF™	$14	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$26,766,049
Number of Holdings	196
Net Advisory Fee	$19,060
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Technology	33.2%
Communications	17.3%
Financial	13.0%
Consumer, Non-cyclical	10.9%
Consumer, Cyclical	7.9%
Industrial	7.9%
Energy	3.6%
Utilities	2.0%
Basic Materials	1.2%
Cash & Other	3.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Equity Managed 10 Buffer ETF™	PAGE 1	TSR-SAR-45784N296

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBFR.
Innovator Equity Managed 10 Buffer ETF™	PAGE 2	TSR-SAR-45784N296

Innovator Equity Managed 100 Buffer ETF™
BFRZ (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Managed 100 Buffer ETF™ for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BFRZ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Managed 100 Buffer ETF™	$44	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$124,100,809
Number of Holdings	192
Net Advisory Fee	$439,873
Portfolio Turnover	12%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Technology	31.5%
Communications	16.8%
Financial	12.3%
Consumer, Non-cyclical	11.2%
Industrial	8.4%
Consumer, Cyclical	8.1%
Finance and Insurance	4.2%
Energy	3.5%
Utilities	2.3%
Cash & Other	1.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Equity Managed 100 Buffer ETF™	PAGE 1	TSR-SAR-45784N619

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BFRZ.
Innovator Equity Managed 100 Buffer ETF™	PAGE 2	TSR-SAR-45784N619

Innovator Equity Managed Floor ETF®
SFLR (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Managed Floor ETF® for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=SFLR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Managed Floor ETF®	$44	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,648,035,608
Number of Holdings	196
Net Advisory Fee	$6,222,082
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Technology	33.1%
Communications	17.5%
Financial	12.5%
Consumer, Non-cyclical	11.4%
Industrial	8.1%
Consumer, Cyclical	7.8%
Energy	3.7%
Utilities	2.4%
Basic Materials	2.0%
Cash & Other	1.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Equity Managed Floor ETF®	PAGE 1	TSR-SAR-45783Y673

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=SFLR.
Innovator Equity Managed Floor ETF®	PAGE 2	TSR-SAR-45783Y673

Innovator Equity Premium Income - Daily Putwrite ETF
SPUT (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Premium Income - Daily Putwrite ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=SPUT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Premium Income - Daily Putwrite ETF	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$13,913,913
Number of Holdings	503
Net Advisory Fee	$45,669
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Technology	16.7%
Communications	9.2%
Consumer, Non-cyclical	6.4%
Financial	6.2%
Industrial	4.3%
Consumer, Cyclical	4.1%
Energy	1.9%
Utilities	1.1%
Basic Materials	0.8%
Cash & Other	49.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Equity Premium Income - Daily Putwrite ETF	PAGE 1	TSR-SAR-45784N403

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=SPUT.
Innovator Equity Premium Income - Daily Putwrite ETF	PAGE 2	TSR-SAR-45784N403

Innovator Gradient Tactical Rotation Strategy ETF
IGTR (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Gradient Tactical Rotation Strategy ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IGTR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Gradient Tactical Rotation Strategy ETF	$42	0.80%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$54,905,055
Number of Holdings	197
Net Advisory Fee	$222,706
Portfolio Turnover	280%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Financial	29.0%
Industrial	16.7%
Consumer, Cyclical	12.9%
Consumer, Non-cyclical	12.7%
Technology	9.9%
Basic Materials	7.1%
Energy	4.3%
Communications	2.5%
Utilities	1.9%
Cash & Other	3.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Gradient Tactical Rotation Strategy ETF	PAGE 1	TSR-SAR-45783Y665

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IGTR.
Innovator Gradient Tactical Rotation Strategy ETF	PAGE 2	TSR-SAR-45783Y665

Innovator Hedged Nasdaq-100® ETF
QHDG (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Hedged Nasdaq-100® ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QHDG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Hedged Nasdaq-100® ETF	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,984,441
Number of Holdings	105
Net Advisory Fee	$12,486
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Technology	55.1%
Communications	28.1%
Consumer, Cyclical	12.2%
Consumer, Non-cyclical	8.3%
Industrial	1.9%
Utilities	1.5%
Basic Materials	1.2%
Energy	0.7%
Financial	0.1%
Cash & Other	-9.1%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Hedged Nasdaq-100® ETF	PAGE 1	TSR-SAR-45783Y152

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QHDG.
Innovator Hedged Nasdaq-100® ETF	PAGE 2	TSR-SAR-45783Y152

Innovator Index Autocallable Income Strategy ETF
ACII (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Index Autocallable Income Strategy ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ACII. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Index Autocallable Income Strategy ETF	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$83,046,704
Number of Holdings	5
Net Advisory Fee	$111,730
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	98.1%
Worst of SPY QQQ IWM 2029	0.3%
Worst of SPY QQQ IWM 2027	0.2%
SPY QQQ IWM TRS 04302029	0.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ACII.
Innovator Index Autocallable Income Strategy ETF	PAGE 1	TSR-SAR-45784N585

Innovator International Developed Managed 10 Buffer ETF™
IBFR (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator International Developed Managed 10 Buffer ETF™ for the period of February 23, 2026, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IBFR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator International Developed Managed 10 Buffer ETF™	$16	0.89%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$14,635,131
Number of Holdings	289
Net Advisory Fee	$7,844
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Financial	25.4%
Consumer, Non-cyclical	17.2%
Industrial	16.4%
Consumer, Cyclical	10.8%
Technology	6.8%
Basic Materials	5.3%
Communications	4.2%
Energy	4.0%
Utilities	3.8%
Cash & Other	6.1%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
Innovator International Developed Managed 10 Buffer ETF™	PAGE 1	TSR-SAR-45784N288

During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IBFR.
Innovator International Developed Managed 10 Buffer ETF™	PAGE 2	TSR-SAR-45784N288

Innovator International Developed Managed Floor ETF®
IFLR (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator International Developed Managed Floor ETF® for the period of November 19, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IFLR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator International Developed Managed Floor ETF®	$41	0.89%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$61,528,021
Number of Holdings	312
Net Advisory Fee	$131,164
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Financial	25.5%
Consumer, Non-cyclical	17.7%
Industrial	16.5%
Consumer, Cyclical	11.4%
Technology	7.7%
Basic Materials	5.4%
Energy	4.2%
Communications	4.1%
Utilities	3.8%
Cash & Other	3.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator International Developed Managed Floor ETF®	PAGE 1	TSR-SAR-45784N387

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IFLR.
Innovator International Developed Managed Floor ETF®	PAGE 2	TSR-SAR-45784N387

Innovator Laddered Allocation Buffer ETF™
BUFB (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Laddered Allocation Buffer ETF™ for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Laddered Allocation Buffer ETF™	$5**	0.10%**
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
**	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$286,108,485
Number of Holdings	13
Net Advisory Fee	$116,808
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Innovator U.S. Equity Buffer ETF - November	8.4%
Innovator U.S. Equity Buffer ETF -December	8.4%
Innovator U.S. Equity Buffer ETF - February	8.4%
Innovator U.S. Equity Buffer ETF - October	8.4%
Innovator U.S. Equity Buffer ETF - January	8.4%
Innovator U.S. Equity Buffer ETF - March	8.3%
Innovator U.S. Equity Buffer ETF - September	8.3%
Innovator U.S. Equity Buffer ETF - August	8.3%
Innovator U.S. Equity Buffer ETF - July	8.3%
Innovator U.S. Equity Buffer ETF April	8.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Laddered Allocation Buffer ETF™	PAGE 1	TSR-SAR-45783Y756

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BUFB.
Innovator Laddered Allocation Buffer ETF™	PAGE 2	TSR-SAR-45783Y756

Innovator Laddered Allocation Power Buffer ETF™
BUFF (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Laddered Allocation Power Buffer ETF™ for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Laddered Allocation Power Buffer ETF™	$5**	0.10%**
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
**	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$841,645,624
Number of Holdings	12
Net Advisory Fee	$377,873
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Innovator U.S. Equity Power Buffer ETF - November	8.4%
Innovator U.S. Equity Power Buffer ETF - December	8.4%
Innovator U.S. Equity Power Buffer ETF - October	8.4%
Innovator U.S. Equity Power Buffer ETF - February	8.4%
Innovator U.S. Equity Power Buffer ETF - January	8.4%
Innovator U.S. Equity Power Buffer ETF - March	8.3%
Innovator U.S. Equity Power Buffer ETF - September	8.3%
Innovator U.S. Equity Power Buffer ETF - August	8.3%
Innovator U.S. Equity Power Buffer ETF - April	8.3%
Innovator U.S. Equity Power Buffer ETF - July	8.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Laddered Allocation Power Buffer ETF™	PAGE 1	TSR-SAR-45783Y814

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BUFF.
Innovator Laddered Allocation Power Buffer ETF™	PAGE 2	TSR-SAR-45783Y814

Innovator Nasdaq-100® Managed 10 Buffer ETF™
NBFR (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Nasdaq-100® Managed 10 Buffer ETF™ for the period of February 23, 2026, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NBFR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Nasdaq-100® Managed 10 Buffer ETF™	$14	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,056,104
Number of Holdings	50
Net Advisory Fee	$15,847
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Technology	51.7%
Communications	26.4%
Consumer, Cyclical	10.2%
Consumer, Non-cyclical	5.9%
Basic Materials	2.1%
Utilities	1.2%
Industrial	1.1%
Finance and Insurance	-0.4%
Cash & Other	1.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Nasdaq-100® Managed 10 Buffer ETF™	PAGE 1	TSR-SAR-45784N270

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NBFR.
Innovator Nasdaq-100® Managed 10 Buffer ETF™	PAGE 2	TSR-SAR-45784N270

Innovator Nasdaq-100® Managed Floor ETF®
QFLR (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Nasdaq-100® Managed Floor ETF® for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QFLR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Nasdaq-100® Managed Floor ETF®	$45	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$505,626,668
Number of Holdings	52
Net Advisory Fee	$1,997,238
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
NVIDIA Corp.	9.4%
Apple, Inc.	7.7%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.3%
Alphabet, Inc. - Class A	4.6%
Alphabet, Inc. - Class C	4.3%
Broadcom, Inc.	4.3%
Advanced Micro Devices, Inc.	4.0%
Lam Research Corp.	3.6%
Meta Platforms, Inc. - Class A	3.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Nasdaq-100® Managed Floor ETF®	PAGE 1	TSR-SAR-45783Y681

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QFLR.
Innovator Nasdaq-100® Managed Floor ETF®	PAGE 2	TSR-SAR-45783Y681

Innovator Power Buffer Step-Up Strategy ETF®
PSTP (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Power Buffer Step-Up Strategy ETF® for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSTP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Power Buffer Step-Up Strategy ETF®	$45	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$127,900,695
Number of Holdings	4
Net Advisory Fee	$568,644
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.17	99.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.65	5.8%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $812.29 (Short)	-2.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $610.85 (Short)	-2.6%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PSTP.
Innovator Power Buffer Step-Up Strategy ETF®	PAGE 1	TSR-SAR-45783Y723

Innovator S&P Investment Grade Preferred ETF
EPRF (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator S&P Investment Grade Preferred ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EPRF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator S&P Investment Grade Preferred ETF	$23	0.47%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$71,804,796
Number of Holdings	80
Net Advisory Fee	$175,048
Portfolio Turnover	7%
Average Credit Quality	AAA
Effective Duration	2 yrs
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	5.4%
Apollo Global Management, Inc.	4.2%
KKR & Co., Inc.	4.1%
Ares Management Corp.	4.0%
Voya Financial, Inc.	3.9%
UMB Financial Corp.	3.8%
State Street Corp.	3.8%
Northern Trust Corp.	3.8%
Hartford Insurance Group, Inc.	3.8%
Bank of New York Mellon Corp.	3.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
Innovator S&P Investment Grade Preferred ETF	PAGE 1	TSR-SAR-45783Y822

During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EPRF.
Innovator S&P Investment Grade Preferred ETF	PAGE 2	TSR-SAR-45783Y822

Innovator U.S. Small Cap Managed 10 Buffer ETF™
KBFR (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Managed 10 Buffer ETF™ for the period of February 23, 2026, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KBFR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator U.S. Small Cap Managed 10 Buffer ETF™	$15	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,649,636
Number of Holdings	847
Net Advisory Fee	$9,258
Portfolio Turnover	1%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Financial	23.6%
Consumer, Non-cyclical	22.1%
Industrial	14.9%
Consumer, Cyclical	11.1%
Technology	9.6%
Energy	6.0%
Communications	3.8%
Basic Materials	3.7%
Utilities	2.3%
Cash & Other	2.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator U.S. Small Cap Managed 10 Buffer ETF™	PAGE 1	TSR-SAR-45784N262

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KBFR.
Innovator U.S. Small Cap Managed 10 Buffer ETF™	PAGE 2	TSR-SAR-45784N262

Innovator U.S. Small Cap Managed Floor ETF®
RFLR (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Managed Floor ETF® for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RFLR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Managed Floor ETF®	$46	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$76,875,983
Number of Holdings	849
Net Advisory Fee	$232,889
Portfolio Turnover	29%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Sectors	(%)
Financial	23.5%
Consumer, Non-cyclical	22.1%
Industrial	15.2%
Consumer, Cyclical	10.9%
Technology	9.5%
Energy	6.5%
Communications	3.8%
Basic Materials	3.7%
Utilities	2.1%
Cash & Other	2.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator U.S. Small Cap Managed Floor ETF®	PAGE 1	TSR-SAR-45784N502

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=RFLR.
Innovator U.S. Small Cap Managed Floor ETF®	PAGE 2	TSR-SAR-45784N502

Innovator Uncapped Accelerated U.S. Equity ETF
XUSP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Uncapped Accelerated U.S. Equity ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XUSP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Uncapped Accelerated U.S. Equity ETF	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$43,808,451
Number of Holdings	12
Net Advisory Fee	$185,469
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.69	25.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.85	25.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $6.53	23.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.20	23.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $648.74	4.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $682.86	4.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $716.02	3.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $699.49	2.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.95 (Short)	-2.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.21 (Short)	-2.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Uncapped Accelerated U.S. Equity ETF	PAGE 1	TSR-SAR-45783Y699

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XUSP.
Innovator Uncapped Accelerated U.S. Equity ETF	PAGE 2	TSR-SAR-45783Y699

Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly
TFJL (Principal U.S. Listing Exchange: Cboe BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TFJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly	$38	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,758,643
Number of Holdings	3
Net Advisory Fee	$36,799
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $0.22	99.3%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $82.36	0.6%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $109.94 (Short)	0.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TFJL.
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly	PAGE 1	TSR-SAR-45782C243

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
TBJL (Principal U.S. Listing Exchange: Cboe BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TBJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,750,865
Number of Holdings	4
Net Advisory Fee	$94,989
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $0.88	96.5%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $88.28	3.7%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $131.23 (Short)	0.0%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $80.33 (Short)	-0.4%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TBJL.
Innovator 20+ Year Treasury Bond 9 Buffer ETF™- July	PAGE 1	TSR-SAR-45782C235

Innovator Defined Wealth Shield ETF
BALT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Defined Wealth Shield ETF for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BALT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Defined Wealth Shield ETF	$35	0.69%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,421,404,060
Number of Holdings	4
Net Advisory Fee	$7,363,954
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $1.63	108.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $650.34	0.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $520.27 (Short)	-0.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $667.31 (Short)	-9.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BALT.
Innovator Defined Wealth Shield ETF	PAGE 1	TSR-SAR-45783Y855

Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
EBUF (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Emerging Markets 10 Buffer ETF™ - Quarterly for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly	$46	0.89%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$31,816,994
Number of Holdings	4
Net Advisory Fee	$91,284
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $0.14	106.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $56.79	1.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $51.11 (Short)	-0.4%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $61.33 (Short)	-6.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EBUF.
Innovator Emerging Markets 10 Buffer ETF™- Quarterly	PAGE 1	TSR-SAR-45783Y210

Innovator Emerging Markets Power Buffer ETF™ - April
EAPR (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - April	$46	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$99,863,888
Number of Holdings	4
Net Advisory Fee	$346,069
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $0.57	103.1%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $56.79	4.6%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $48.27 (Short)	-1.9%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $70.53 (Short)	-6.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EAPR.
Innovator Emerging Markets Power Buffer ETF™- April	PAGE 1	TSR-SAR-45782C359

Innovator Emerging Markets Power Buffer ETF™ - January
EJAN (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - January	$46	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$155,367,819
Number of Holdings	4
Net Advisory Fee	$527,830
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $0.55	108.5%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $54.71	3.4%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $46.50 (Short)	-1.4%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $62.62 (Short)	-10.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EJAN.
Innovator Emerging Markets Power Buffer ETF™- January	PAGE 1	TSR-SAR-45782C516

Innovator Emerging Markets Power Buffer ETF™ - July
EJUL (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - July	$45	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$140,256,107
Number of Holdings	4
Net Advisory Fee	$606,560
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $0.48	117.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $48.24	0.2%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $41.00 (Short)	-0.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $54.93 (Short)	-17.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EJUL.
Innovator Emerging Markets Power Buffer ETF™- July	PAGE 1	TSR-SAR-45782C714

Innovator Emerging Markets Power Buffer ETF™ - October
EOCT (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - October	$46	0.89%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$112,419,999
Number of Holdings	4
Net Advisory Fee	$528,556
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $0.53	108.4%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $53.40	1.8%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $45.39 (Short)	-0.6%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $61.52 (Short)	-9.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EOCT.
Innovator Emerging Markets Power Buffer ETF™- October	PAGE 1	TSR-SAR-45782C623

Innovator Equity Defined Protection ETF® - 1 Yr April
ZAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr April for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr April	$39	0.78%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$82,062,433
Number of Holdings	5
Net Advisory Fee	$165,009
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	107.2%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.55	3.6%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.45	0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.45 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $641.11 (Short)	-11.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZAPR.
Innovator Equity Defined Protection ETF® - 1 Yr April	PAGE 1	TSR-SAR-45784N726

Innovator Equity Defined Protection ETF® - 1 Yr August
ZAUG (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr August for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr August	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$103,487,714
Number of Holdings	3
Net Advisory Fee	$429,728
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.35	107.6%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.11	0.8%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $678.16 (Short)	-8.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZAUG.
Innovator Equity Defined Protection ETF® - 1 Yr August	PAGE 1	TSR-SAR-45783Y111

Innovator Equity Defined Protection ETF® - 1 Yr December
ZDEK (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr December for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZDEK. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr December	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$114,457,430
Number of Holdings	3
Net Advisory Fee	$458,170
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.86	102.0%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.42	3.2%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $730.26 (Short)	-5.4%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZDEK.
Innovator Equity Defined Protection ETF® - 1 Yr December	PAGE 1	TSR-SAR-45784N858

Innovator Equity Defined Protection ETF® - 1 Yr February
ZFEB (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr February for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 1 Yr February	$40	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$162,508,093
Number of Holdings	3
Net Advisory Fee	$524,262
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.95	101.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $692.00	4.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $736.12 (Short)	-6.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZFEB.
Innovator Equity Defined Protection ETF® - 1 Yr February	PAGE 1	TSR-SAR-45784N775

Innovator Equity Defined Protection ETF® - 1 Yr January
ZJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr January for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr January	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$115,218,888
Number of Holdings	3
Net Advisory Fee	$348,777
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.86	102.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.96	3.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $726.65 (Short)	-6.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZJAN.
Innovator Equity Defined Protection ETF® - 1 Yr January	PAGE 1	TSR-SAR-45784N817

Innovator Equity Defined Protection ETF® - 1 Yr July
ZJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 1 Yr July	$40	0.79%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$129,722,386
Number of Holdings	3
Net Advisory Fee	$546,971
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.22	109.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.89	0.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $661.10 (Short)	-10.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZJUL.
Innovator Equity Defined Protection ETF® - 1 Yr July	PAGE 1	TSR-SAR-45783Y251

Innovator Equity Defined Protection ETF® - 1 Yr June
ZJUN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr June for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr June	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$33,463,897
Number of Holdings	3
Net Advisory Fee	$161,136
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.92	113.9%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.41	0.1%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $632.42 (Short)	-14.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZJUN.
Innovator Equity Defined Protection ETF® - 1 Yr June	PAGE 1	TSR-SAR-45784N643

Innovator Equity Defined Protection ETF® - 1 Yr March
ZMAR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr March for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr March	$39	0.78%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$121,234,860
Number of Holdings	5
Net Advisory Fee	$370,601
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	102.1%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $631.04	4.2%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $656.28	0.2%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $656.28 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $673.51 (Short)	-6.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZMAR.
Innovator Equity Defined Protection ETF® - 1 Yr March	PAGE 1	TSR-SAR-45784N742

Innovator Equity Defined Protection ETF® - 1 Yr May
ZMAY (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr May for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr May	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$33,489,361
Number of Holdings	5
Net Advisory Fee	$137,402
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	98.7%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $660.58	5.9%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $687.00	0.1%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $687.00 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $708.87 (Short)	-4.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZMAY.
Innovator Equity Defined Protection ETF® - 1 Yr May	PAGE 1	TSR-SAR-45784N650

Innovator Equity Defined Protection ETF® - 1 Yr November
ZNOV (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr November for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr November	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$141,247,581
Number of Holdings	3
Net Advisory Fee	$468,413
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.85	101.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.09	2.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $728.78 (Short)	-4.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZNOV.
Innovator Equity Defined Protection ETF® - 1 Yr November	PAGE 1	TSR-SAR-45784N809

Innovator Equity Defined Protection ETF® - 1 Yr October
ZOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$114,747,276
Number of Holdings	3
Net Advisory Fee	$485,846
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.70	103.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.22	2.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $709.68 (Short)	-6.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZOCT.
Innovator Equity Defined Protection ETF® - 1 Yr October	PAGE 1	TSR-SAR-45784N700

Innovator Equity Defined Protection ETF® - 1 Yr September
ZSEP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 1 Yr September for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 1 Yr September	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$144,522,271
Number of Holdings	3
Net Advisory Fee	$540,243
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.48	106.4%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.08	1.3%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $688.46 (Short)	-7.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZSEP.
Innovator Equity Defined Protection ETF® - 1 Yr September	PAGE 1	TSR-SAR-45784N106

Innovator Equity Defined Protection ETF® - 2 Yr to April 2028
AAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to April 2028 for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 2 Yr to April 2028	$40	0.79%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$54,326,487
Number of Holdings	5
Net Advisory Fee	$213,970
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	105.5%
Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $597.55	5.6%
Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $645.35	0.7%
Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $645.35 (Short)	-0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $691.57 (Short)	-11.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AAPR.
Innovator Equity Defined Protection ETF® - 2 Yr to April 2028	PAGE 1	TSR-SAR-45783Y335

Innovator Equity Defined Protection ETF® - 2 Yr to April 2027
TAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to April 2027 for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 2 Yr to April 2027	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$10,502,337
Number of Holdings	3
Net Advisory Fee	$40,557
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $10.07	116.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $559.39	1.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $645.09 (Short)	-18.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TAPR.
Innovator Equity Defined Protection ETF® - 2 Yr to April 2027	PAGE 1	TSR-SAR-45784N734

Innovator Equity Defined Protection ETF® - 2 Yr to January 2028
AJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to January 2028 for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 2 Yr to January 2028	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$45,158,687
Number of Holdings	3
Net Advisory Fee	$170,191
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2027; Exercise Price: $12.27	102.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2027; Exercise Price: $681.92	6.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2027; Exercise Price: $772.68 (Short)	-8.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AJAN.
Innovator Equity Defined Protection ETF® - 2 Yr to January 2028	PAGE 1	TSR-SAR-45783Y418

Innovator Equity Defined Protection ETF® - 2 Yr to January 2027
TJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to January 2027 for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 2 Yr to January 2027	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$32,013,258
Number of Holdings	3
Net Advisory Fee	$131,962
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $10.55	110.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $586.08	1.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $679.50 (Short)	-11.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TJAN.
Innovator Equity Defined Protection ETF® - 2 Yr to January 2027	PAGE 1	TSR-SAR-45784N825

Innovator Equity Defined Protection ETF® - 2 Yr to July 2027
TJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to July 2027 for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 2 Yr to July 2027	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$141,895,594
Number of Holdings	3
Net Advisory Fee	$623,693
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $11.12	109.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $617.85	3.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $701.94 (Short)	-12.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TJUL.
Innovator Equity Defined Protection ETF® - 2 Yr to July 2027	PAGE 1	TSR-SAR-45783Y541

Innovator Equity Defined Protection ETF® - 2 Yr to July 2026
AJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to July 2026 for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 2 Yr to July 2026	$40	0.79%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$58,792,476
Number of Holdings	3
Net Advisory Fee	$232,832
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $9.80	112.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $544.22	0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $643.27 (Short)	-12.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AJUL.
Innovator Equity Defined Protection ETF® - 2 Yr to July 2026	PAGE 1	TSR-SAR-45783Y236

Innovator Equity Defined Protection ETF® - 2 Yr to October 2026
AOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to October 2026 for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 2 Yr to October 2026	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$69,684,756
Number of Holdings	3
Net Advisory Fee	$277,728
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $10.33	113.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $573.76	0.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $648.12 (Short)	-14.4%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AOCT.
Innovator Equity Defined Protection ETF® - 2 Yr to October 2026	PAGE 1	TSR-SAR-45784N601

Innovator Equity Defined Protection ETF® - 2 Yr to October 2027
TOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 2 Yr to October 2027 for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Defined Protection ETF® - 2 Yr to October 2027	$40	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,487,370
Number of Holdings	3
Net Advisory Fee	$61,775
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $11.99	103.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $666.18	5.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $751.32 (Short)	-9.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TOCT.
Innovator Equity Defined Protection ETF® - 2 Yr to October 2027	PAGE 1	TSR-SAR-45784N577

Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct
APOC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct	$39	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$80,811,489
Number of Holdings	5
Net Advisory Fee	$399,222
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	108.6%
Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $597.55	1.8%
Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $609.50	0.1%
Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $609.50 (Short)	0.0%
Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $618.05 (Short)	-10.6%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=APOC.
Innovator Equity Defined Protection ETF® - 6 Mo Apr/Oct	PAGE 1	TSR-SAR-45784N882

Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul
JAJL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JAJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul	$40	0.79%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$252,790,368
Number of Holdings	3
Net Advisory Fee	$935,312
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $3.41	103.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $681.92	1.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $704.49 (Short)	-4.2%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JAJL.
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul	PAGE 1	TSR-SAR-45783Y244

Innovator Equity Dual Directional 10 Buffer ETF™ - April
DDTA (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - April for the period of March 31, 2026, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTA. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - April	$7	0.76%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$14,509,467
Number of Holdings	7
Net Advisory Fee	$7,280
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	103.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $531.82	20.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.53	6.8%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.42	0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.42 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $695.91 (Short)	-5.4%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $537.80 (Short)	-25.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Equity Dual Directional 10 Buffer ETF™- April	PAGE 1	TSR-SAR-45784N353

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDTA.
Innovator Equity Dual Directional 10 Buffer ETF™- April	PAGE 2	TSR-SAR-45784N353

Innovator Equity Dual Directional 10 Buffer ETF™ - December
DDTD (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - December for the period of November 28, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTD. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - December	$33	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$28,260,714
Number of Holdings	5
Net Advisory Fee	$59,988
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.87	99.8%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $608.22	15.2%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.43	6.3%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $777.01 (Short)	-2.1%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $615.05 (Short)	-19.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDTD.
Innovator Equity Dual Directional 10 Buffer ETF™- December	PAGE 1	TSR-SAR-45784N445

Innovator Equity Dual Directional 10 Buffer ETF™ - February
DDTF (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - February for the period of January 30, 2026, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - February	$20	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$18,297,272
Number of Holdings	5
Net Advisory Fee	$27,894
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.98	100.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $615.85	21.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $692.03	8.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $783.59 (Short)	-2.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $622.77 (Short)	-26.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDTF.
Innovator Equity Dual Directional 10 Buffer ETF™- February	PAGE 1	TSR-SAR-45784N411

Innovator Equity Dual Directional 10 Buffer ETF™ - January
DDTJ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - January for the period of December 31, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - January	$26	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$23,078,256
Number of Holdings	5
Net Advisory Fee	$49,010
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.87	100.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $606.91	17.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.97	7.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $769.27 (Short)	-2.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $613.73 (Short)	-22.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDTJ.
Innovator Equity Dual Directional 10 Buffer ETF™- January	PAGE 1	TSR-SAR-45784N429

Innovator Equity Dual Directional 10 Buffer ETF™ - July
DDTL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 10 Buffer ETF™ - July	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$102,646,427
Number of Holdings	5
Net Advisory Fee	$397,862
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.23	104.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $549.89	1.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.90	0.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $556.07 (Short)	-1.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $695.71 (Short)	-5.2%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDTL.
Innovator Equity Dual Directional 10 Buffer ETF™- July	PAGE 1	TSR-SAR-45784N510

Innovator Equity Dual Directional 10 Buffer ETF™ - March
DDTM (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - March for the period of February 27, 2026, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTM. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - March	$13	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$12,768,391
Number of Holdings	5
Net Advisory Fee	$14,008
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $6.91	100.8%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $610.53	22.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $686.04	8.2%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $780.04 (Short)	-3.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $617.39 (Short)	-27.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDTM.
Innovator Equity Dual Directional 10 Buffer ETF™- March	PAGE 1	TSR-SAR-45784N361

Innovator Equity Dual Directional 10 Buffer ETF™ - May
DDTY (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - May for the period of April 30, 2026, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 10 Buffer ETF™ - May	$0	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$983,981
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	98.5%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $587.92	32.2%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $660.55	11.6%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $757.04 (Short)	-1.9%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $594.52 (Short)	-40.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDTY.
Innovator Equity Dual Directional 10 Buffer ETF™- May	PAGE 1	TSR-SAR-45784N346

Innovator Equity Dual Directional 10 Buffer ETF™ - November
DDTN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 10 Buffer ETF™ - November	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$47,239,687
Number of Holdings	5
Net Advisory Fee	$166,523
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.86	99.3%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $607.03	12.6%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.10	5.5%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $776.53 (Short)	-1.6%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $613.85 (Short)	-16.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDTN.
Innovator Equity Dual Directional 10 Buffer ETF™- November	PAGE 1	TSR-SAR-45784N460

Innovator Equity Dual Directional 10 Buffer ETF™ - October
DDTO (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTO. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 10 Buffer ETF™ - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$30,835,975
Number of Holdings	5
Net Advisory Fee	$131,469
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.72	100.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $592.90	8.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.23	4.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $749.72 (Short)	-2.5%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $599.56 (Short)	-11.4%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDTO.
Innovator Equity Dual Directional 10 Buffer ETF™- October	PAGE 1	TSR-SAR-45784N494

Innovator Equity Dual Directional 10 Buffer ETF™ - September
DDTS (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 10 Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDTS. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 10 Buffer ETF™ - September	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,630,755
Number of Holdings	5
Net Advisory Fee	$87,057
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.49	102.3%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $574.09	5.4%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.09	2.5%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $726.71 (Short)	-3.7%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $580.55 (Short)	-7.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDTS.
Innovator Equity Dual Directional 10 Buffer ETF™- September	PAGE 1	TSR-SAR-45784N478

Innovator Equity Dual Directional 15 Buffer ETF™ - April
DDFA (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - April for the period of March 31, 2026, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFA. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - April	$6	0.76%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$99,663,815
Number of Holdings	7
Net Advisory Fee	$44,641
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	104.2%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $501.94	23.8%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.52	6.9%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.43	0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.43 (Short)	0.0%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $677.38 (Short)	-7.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $507.92 (Short)	-28.4%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Equity Dual Directional 15 Buffer ETF™- April	PAGE 1	TSR-SAR-45784N551

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDFA.
Innovator Equity Dual Directional 15 Buffer ETF™- April	PAGE 2	TSR-SAR-45784N551

Innovator Equity Dual Directional 15 Buffer ETF™ - December
DDFD (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - December for the period of November 28, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFD. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - December	$33	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$118,435,667
Number of Holdings	5
Net Advisory Fee	$326,740
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.89	100.6%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $574.05	16.7%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.44	6.3%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $749.00 (Short)	-3.8%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $580.90 (Short)	-20.1%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDFD.
Innovator Equity Dual Directional 15 Buffer ETF™- December	PAGE 1	TSR-SAR-45784N437

Innovator Equity Dual Directional 15 Buffer ETF™ - February
DDFF (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - February for the period of January 30, 2026, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - February	$19	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$69,750,581
Number of Holdings	5
Net Advisory Fee	$106,525
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.99	100.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $581.25	23.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $692.04	8.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $756.74 (Short)	-4.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $588.24 (Short)	-28.2%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDFF.
Innovator Equity Dual Directional 15 Buffer ETF™- February	PAGE 1	TSR-SAR-45784N395

Innovator Equity Dual Directional 15 Buffer ETF™ - January
DDFJ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - January for the period of December 31, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - January	$26	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$77,874,403
Number of Holdings	5
Net Advisory Fee	$240,356
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.89	101.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $572.81	19.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.95	7.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $743.09 (Short)	-4.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $579.66 (Short)	-23.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDFJ.
Innovator Equity Dual Directional 15 Buffer ETF™- January	PAGE 1	TSR-SAR-45784N544

Innovator Equity Dual Directional 15 Buffer ETF™ - July
DDFL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 15 Buffer ETF™ - July	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$71,879,014
Number of Holdings	5
Net Advisory Fee	$301,221
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.24	107.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $518.99	1.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.87	0.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.20 (Short)	-1.8%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $672.22 (Short)	-8.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDFL.
Innovator Equity Dual Directional 15 Buffer ETF™- July	PAGE 1	TSR-SAR-45784N536

Innovator Equity Dual Directional 15 Buffer ETF™ - March
DDFM (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - March for the period of February 27, 2026, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFM. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - March	$13	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$45,766,423
Number of Holdings	5
Net Advisory Fee	$46,844
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $6.93	101.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $576.23	25.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $686.06	8.2%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $753.08 (Short)	-5.2%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $583.16 (Short)	-29.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDFM.
Innovator Equity Dual Directional 15 Buffer ETF™- March	PAGE 1	TSR-SAR-45784N379

Innovator Equity Dual Directional 15 Buffer ETF™ - May
DDFY (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - May for the period of April 30, 2026, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 15 Buffer ETF™ - May	$0	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$983,982
Number of Holdings	5
Net Advisory Fee	$0
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	98.6%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $554.89	36.7%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $660.56	11.5%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $729.90 (Short)	-3.3%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $561.49 (Short)	-43.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDFY.
Innovator Equity Dual Directional 15 Buffer ETF™- May	PAGE 1	TSR-SAR-45784N338

Innovator Equity Dual Directional 15 Buffer ETF™ - November
DDFN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 15 Buffer ETF™ - November	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$110,116,276
Number of Holdings	5
Net Advisory Fee	$356,076
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.88	100.1%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $572.93	13.6%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.11	5.5%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $750.27 (Short)	-3.1%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.76 (Short)	-16.4%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDFN.
Innovator Equity Dual Directional 15 Buffer ETF™- November	PAGE 1	TSR-SAR-45784N452

Innovator Equity Dual Directional 15 Buffer ETF™ - October
DDFO (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFO. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 15 Buffer ETF™ - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$99,159,388
Number of Holdings	5
Net Advisory Fee	$482,411
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.73	101.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $559.59	9.5%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.21	4.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $726.34 (Short)	-4.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.28 (Short)	-11.6%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDFO.
Innovator Equity Dual Directional 15 Buffer ETF™- October	PAGE 1	TSR-SAR-45784N528

Innovator Equity Dual Directional 15 Buffer ETF™ - September
DDFS (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 15 Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDFS. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Dual Directional 15 Buffer ETF™ - September	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$52,624,700
Number of Holdings	5
Net Advisory Fee	$209,764
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.50	104.2%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $541.84	6.0%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.10	2.5%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $705.10 (Short)	-5.9%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $548.31 (Short)	-7.1%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDFS.
Innovator Equity Dual Directional 15 Buffer ETF™- September	PAGE 1	TSR-SAR-45784N486

Innovator Equity Dual Directional 5 Buffer ETF™ - Quarterly
DDSQ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Equity Dual Directional 5 Buffer ETF™ - Quarterly for the period of December 31, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDSQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Equity Dual Directional 5 Buffer ETF™ - Quarterly	$27	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$53,936,909
Number of Holdings	5
Net Advisory Fee	$79,396
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $1.64	105.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $611.32	1.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $650.35	1.2%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.82 (Short)	-2.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $686.76 (Short)	-6.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDSQ.
Innovator Equity Dual Directional 5 Buffer ETF™- Quarterly	PAGE 1	TSR-SAR-45784N320

Innovator Growth Accelerated ETF®-Quarterly
XDQQ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth Accelerated ETF®-Quarterly for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDQQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated ETF®-Quarterly	$40	0.79%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$53,978,917
Number of Holdings	3
Net Advisory Fee	$238,273
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $1.44	106.9%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $577.18	15.5%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $606.67 (Short)	-22.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XDQQ.
Innovator Growth Accelerated ETF®-Quarterly	PAGE 1	TSR-SAR-45783Y608

Innovator Growth Accelerated Plus ETF® - April
QTAP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - April for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTAP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF® - April	$42	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,191,735
Number of Holdings	3
Net Advisory Fee	$83,744
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $5.78	105.5%
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $577.18	42.2%
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $621.05 (Short)	-47.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTAP.
Innovator Growth Accelerated Plus ETF® - April	PAGE 1	TSR-SAR-45783Y509

Innovator Growth Accelerated Plus ETF® - January
QTJA (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - January for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJA. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF® - January	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,662,409
Number of Holdings	3
Net Advisory Fee	$71,631
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $6.16	101.3%
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $614.31	28.6%
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $653.99 (Short)	-30.2%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTJA.
Innovator Growth Accelerated Plus ETF® - January	PAGE 1	TSR-SAR-45783Y798

Innovator Growth Accelerated Plus ETF® - July
QTJL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF® - July	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$27,023,560
Number of Holdings	3
Net Advisory Fee	$99,279
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $5.53	103.3%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $551.64	37.8%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $586.61 (Short)	-41.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTJL.
Innovator Growth Accelerated Plus ETF® - July	PAGE 1	TSR-SAR-45783Y871

Innovator Growth Accelerated Plus ETF®-October
QTOC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF®-October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF®-October	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$15,546,403
Number of Holdings	3
Net Advisory Fee	$62,157
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $6.02	100.2%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $600.37	27.5%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $638.13 (Short)	-28.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTOC.
Innovator Growth Accelerated Plus ETF®-October	PAGE 1	TSR-SAR-45782C128

Innovator Growth-100 Dual Directional 5 Buffer ETF™ - Quarterly
DDNQ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth-100 Dual Directional 5 Buffer ETF™ - Quarterly for the period of December 31, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=DDNQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator Growth-100 Dual Directional 5 Buffer ETF™ - Quarterly	$26	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$24,511,076
Number of Holdings	5
Net Advisory Fee	$49,513
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $1.43	109.6%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $542.55	1.6%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $577.17	1.1%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $548.31 (Short)	-2.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $617.12 (Short)	-10.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=DDNQ.
Innovator Growth-100 Dual Directional 5 Buffer ETF™- Quarterly	PAGE 1	TSR-SAR-45784N312

Innovator Growth-100 Power Buffer ETF™ - April
NAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - April	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$216,121,041
Number of Holdings	4
Net Advisory Fee	$769,676
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $5.77	108.3%
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $577.18	3.8%
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $490.60 (Short)	-1.8%
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $676.63 (Short)	-10.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NAPR.
Innovator Growth-100 Power Buffer ETF™- April	PAGE 1	TSR-SAR-45782C334

Innovator Growth-100 Power Buffer ETF™ - August
NAUG (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - August for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - August	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$80,361,147
Number of Holdings	4
Net Advisory Fee	$312,100
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $5.65	106.2%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $565.01	0.8%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $480.26 (Short)	-0.3%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $648.35 (Short)	-6.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NAUG.
Innovator Growth-100 Power Buffer ETF™- August	PAGE 1	TSR-SAR-45783Y129

Innovator Growth-100 Power Buffer ETF™ - December
NDEC (Principal U.S. Listing Exchange: CBOE BZX )
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - December for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - December	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$79,937,565
Number of Holdings	4
Net Advisory Fee	$250,417
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $6.19	101.9%
Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $619.25	3.7%
Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $526.36 (Short)	-1.5%
Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $714.61 (Short)	-4.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NDEC.
Innovator Growth-100 Power Buffer ETF™- December	PAGE 1	TSR-SAR-45784N841

Innovator Growth-100 Power Buffer ETF™ - February
NFEB (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - February for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment325490
Innovator Growth-100 Power Buffer ETF™ - February	$41	0.79%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$83,204,803
Number of Holdings	4
Net Advisory Fee	$209,657
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $6.22	102.8%
Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $621.87	4.5%
Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $528.59 (Short)	-2.0%
Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $715.83 (Short)	-5.6%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NFEB.
Innovator Growth-100 Power Buffer ETF™- February	PAGE 1	TSR-SAR-45784N791

Innovator Growth-100 Power Buffer ETF™ - January
NJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - January	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$371,113,855
Number of Holdings	4
Net Advisory Fee	$1,289,448
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $6.14	103.3%
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $614.31	3.9%
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $522.16 (Short)	-1.7%
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $704.31 (Short)	-5.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NJAN.
Innovator Growth-100 Power Buffer ETF™- January	PAGE 1	TSR-SAR-45782C466

Innovator Growth-100 Power Buffer ETF™ - July
NJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - July	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$212,733,988
Number of Holdings	4
Net Advisory Fee	$882,360
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $5.52	107.3%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $551.64	0.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $468.89 (Short)	-0.1%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $632.23 (Short)	-7.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NJUL.
Innovator Growth-100 Power Buffer ETF™- July	PAGE 1	TSR-SAR-45782C276

Innovator Growth-100 Power Buffer ETF™ - June
NJUN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - June for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF™ - June	$40	0.79%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$56,426,456
Number of Holdings	4
Net Advisory Fee	$256,717
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $5.19	112.0%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $519.11	0.0%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $441.24 (Short)	0.0%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $598.95 (Short)	-12.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NJUN.
Innovator Growth-100 Power Buffer ETF™- June	PAGE 1	TSR-SAR-45783Y269

Innovator Growth-100 Power Buffer ETF™ - March
NMAR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - March for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - March	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$93,321,484
Number of Holdings	4
Net Advisory Fee	$155,204
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $6.07	104.6%
Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $607.29	4.3%
Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $516.20 (Short)	-2.0%
Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $703.73 (Short)	-7.2%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NMAR.
Innovator Growth-100 Power Buffer ETF™- March	PAGE 1	TSR-SAR-45784N767

Innovator Growth-100 Power Buffer ETF™ - May
NMAY (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - May for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - May	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$13,551,059
Number of Holdings	4
Net Advisory Fee	$57,755
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $6.68	99.2%
Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $667.74	7.5%
Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $567.58 (Short)	-3.4%
Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $776.11 (Short)	-3.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NMAY.
Innovator Growth-100 Power Buffer ETF™- May	PAGE 1	TSR-SAR-45784N676

Innovator Growth-100 Power Buffer ETF™ - November
NNOV (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - November	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$111,109,484
Number of Holdings	4
Net Advisory Fee	$398,230
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $6.29	100.2%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $629.07	3.6%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $534.71 (Short)	-1.3%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $729.22 (Short)	-2.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NNOV.
Innovator Growth-100 Power Buffer ETF™- November	PAGE 1	TSR-SAR-45784N874

Innovator Growth-100 Power Buffer ETF™ - October
NOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$236,953,390
Number of Holdings	4
Net Advisory Fee	$994,548
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $6.00	103.2%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $600.37	2.3%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $510.31 (Short)	-0.8%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $685.98 (Short)	-4.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NOCT.
Innovator Growth-100 Power Buffer ETF™- October	PAGE 1	TSR-SAR-45782C615

Innovator Growth-100 Power Buffer ETF™ - September
NSEP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - September	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$38,940,502
Number of Holdings	4
Net Advisory Fee	$175,028
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $5.70	106.6%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $570.40	1.3%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $484.84 (Short)	-0.4%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $649.80 (Short)	-7.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NSEP.
Innovator Growth-100 Power Buffer ETF™- September	PAGE 1	TSR-SAR-45784N205

Innovator International Developed 10 Buffer ETF™ - Quarterly
IBUF (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator International Developed 10 Buffer ETF™ - Quarterly for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed 10 Buffer ETF™ - Quarterly	$43	0.85%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$104,029,716
Number of Holdings	4
Net Advisory Fee	$369,903
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $0.24	100.5%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $97.13	1.6%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $87.42 (Short)	-0.4%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $104.12 (Short)	-1.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IBUF.
Innovator International Developed 10 Buffer ETF™- Quarterly	PAGE 1	TSR-SAR-45783Y178

Innovator International Developed Power Buffer ETF™ - April
IAPR (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - April	$44	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$205,133,410
Number of Holdings	4
Net Advisory Fee	$923,828
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $0.97	100.0%
iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $97.13	4.8%
iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $82.56 (Short)	-2.2%
iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $113.64 (Short)	-2.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IAPR.
Innovator International Developed Power Buffer ETF™- April	PAGE 1	TSR-SAR-45782C367

Innovator International Developed Power Buffer ETF™ - August
IAUG (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - August for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - August	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$45,711,736
Number of Holdings	4
Net Advisory Fee	$293,061
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $0.88	104.0%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $87.52	0.9%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $74.39 (Short)	-0.4%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $99.79 (Short)	-4.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IAUG.
Innovator International Developed Power Buffer ETF™- August	PAGE 1	TSR-SAR-45783Y145

Innovator International Developed Power Buffer ETF™ - December
IDEC (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - December for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - December	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$44,335,006
Number of Holdings	4
Net Advisory Fee	$174,439
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $0.95	99.7%
iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $95.19	3.1%
iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $80.91 (Short)	-1.2%
iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $111.86 (Short)	-1.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IDEC.
Innovator International Developed Power Buffer ETF™- December	PAGE 1	TSR-SAR-45783Y426

Innovator International Developed Power Buffer ETF™ - February
IFEB (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - February for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - February	$43	0.85%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$82,562,739
Number of Holdings	4
Net Advisory Fee	$217,623
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $1.01	98.3%
iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $100.74	5.3%
iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $114.33 (Short)	-1.8%
iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $85.63 (Short)	-2.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IFEB.
Innovator International Developed Power Buffer ETF™- February	PAGE 1	TSR-SAR-45783Y350

Innovator International Developed Power Buffer ETF™ - January
IJAN (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - January	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$263,169,430
Number of Holdings	4
Net Advisory Fee	$902,746
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $0.96	100.4%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $96.03	3.8%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $81.63 (Short)	-1.5%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $109.28 (Short)	-2.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IJAN.
Innovator International Developed Power Buffer ETF™- January	PAGE 1	TSR-SAR-45782C524

Innovator International Developed Power Buffer ETF™ - July
IJUL (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - July	$44	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$193,424,683
Number of Holdings	4
Net Advisory Fee	$903,433
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $0.89	102.2%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $89.39	0.7%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $75.98 (Short)	-0.2%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $101.55 (Short)	-2.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IJUL.
Innovator International Developed Power Buffer ETF™- July	PAGE 1	TSR-SAR-45782C722

Innovator International Developed Power Buffer ETF™ - June
IJUN (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - June for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - June	$44	0.85%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$43,474,831
Number of Holdings	4
Net Advisory Fee	$223,173
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $0.89	102.2%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $88.81	0.2%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $75.49 (Short)	0.0%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $101.74 (Short)	-2.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IJUN.
Innovator International Developed Power Buffer ETF™- June	PAGE 1	TSR-SAR-45783Y285

Innovator International Developed Power Buffer ETF™ - March
IMAR (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - March for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF™ - March	$43	0.85%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$82,594,409
Number of Holdings	4
Net Advisory Fee	$189,532
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $1.05	96.4%
iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $105.38	7.3%
iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $119.98 (Short)	-1.1%
iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $89.57 (Short)	-2.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IMAR.
Innovator International Developed Power Buffer ETF™- March	PAGE 1	TSR-SAR-45783Y343

Innovator International Developed Power Buffer ETF™ - May
IMAY (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - May for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - May	$44	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$31,911,387
Number of Holdings	4
Net Advisory Fee	$141,054
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $1.02	97.8%
iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $102.32	6.7%
iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $118.63 (Short)	-1.9%
iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $86.97 (Short)	-2.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IMAY.
Innovator International Developed Power Buffer ETF™- May	PAGE 1	TSR-SAR-45783Y293

Innovator International Developed Power Buffer ETF™ - November
INOV (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=INOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - November	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$54,578,205
Number of Holdings	4
Net Advisory Fee	$212,941
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $0.94	99.5%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $94.49	2.5%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $80.32 (Short)	-0.9%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $112.32 (Short)	-1.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=INOV.
Innovator International Developed Power Buffer ETF™- November	PAGE 1	TSR-SAR-45783Y459

Innovator International Developed Power Buffer ETF™ - October
IOCT (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - October	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$177,991,625
Number of Holdings	4
Net Advisory Fee	$801,247
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $0.93	101.0%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $93.37	2.0%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $79.36 (Short)	-0.6%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $106.34 (Short)	-2.6%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IOCT.
Innovator International Developed Power Buffer ETF™- October	PAGE 1	TSR-SAR-45782C631

Innovator International Developed Power Buffer ETF™ - September
ISEP (Principal U.S. Listing Exchange: NYSE ARCA)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ISEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - September	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$91,207,512
Number of Holdings	4
Net Advisory Fee	$410,095
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $0.91	101.8%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $91.48	1.4%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $77.76 (Short)	-0.5%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $104.10 (Short)	-2.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ISEP.
Innovator International Developed Power Buffer ETF™- September	PAGE 1	TSR-SAR-45783Y533

Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly
QBUF (Principal U.S. Listing Exchange: NASDAQ)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Nasdaq-100® 10 Buffer ETF™ - Quarterly	$40	0.79%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$158,078,566
Number of Holdings	4
Net Advisory Fee	$767,684
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $1.45	111.0%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $577.19	0.6%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $519.46 (Short)	-0.2%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $608.52 (Short)	-11.4%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QBUF.
Innovator Nasdaq-100® 10 Buffer ETF™- Quarterly	PAGE 1	TSR-SAR-45783Y160

Innovator Premium Income 15 Buffer ETF™ - April
LAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF™ - April	$40	0.79%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$6,956,088
Number of Holdings	12
Net Advisory Fee	$25,911
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	96.2%
United States Treasury Bill	0.6%
United States Treasury Bill	0.6%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Premium Income 15 Buffer ETF™- April	PAGE 1	TSR-SAR-45783Y319

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LAPR.
Innovator Premium Income 15 Buffer ETF™- April	PAGE 2	TSR-SAR-45783Y319

Innovator Premium Income 15 Buffer ETF™ - January
LJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 15 Buffer ETF™ - January	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$12,307,940
Number of Holdings	9
Net Advisory Fee	$48,175
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	98.7%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $582.51 (Short)	-1.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
Innovator Premium Income 15 Buffer ETF™- January	PAGE 1	TSR-SAR-45783Y368

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LJAN.
Innovator Premium Income 15 Buffer ETF™- January	PAGE 2	TSR-SAR-45783Y368

Innovator Premium Income 15 Buffer ETF™ - July
LJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 15 Buffer ETF™ - July	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$8,968,851
Number of Holdings	3
Net Advisory Fee	$32,297
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	99.7%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.18 (Short)	-0.1%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LJUL.
Innovator Premium Income 15 Buffer ETF™- July	PAGE 1	TSR-SAR-45783Y186

Innovator Premium Income 15 Buffer ETF™ - October
LOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 15 Buffer ETF™ - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$13,723,544
Number of Holdings	6
Net Advisory Fee	$53,673
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	99.0%
United States Treasury Bill	0.5%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.27 (Short)	-0.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LOCT.
Innovator Premium Income 15 Buffer ETF™- October	PAGE 1	TSR-SAR-45783Y434

Innovator Premium Income 20 Barrier ETF® - April
APRH (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - April for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF™ - April	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$23,903,825
Number of Holdings	7
Net Advisory Fee	$96,919
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	96.4%
S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $5,157.41	23.6%
United States Treasury Bill	2.1%
United States Treasury Bill	2.0%
United States Treasury Bill	2.0%
S&P 500 Mini Index, Expiration: 03/31/2027; Exercise Price: $522.27 (Short)	-1.3%
S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $5,222.70 (Short)	-24.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=APRH.
Innovator Premium Income 20 Barrier ETF® - April	PAGE 1	TSR-SAR-45783Y624

Innovator Premium Income 20 Barrier ETF® - January
JANH (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - January for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF® - January	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,203,335
Number of Holdings	6
Net Advisory Fee	$58,223
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	99.2%
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $5,435.90	20.1%
United States Treasury Bill	1.6%
United States Treasury Bill	1.5%
S&P 500 Mini Index, Expiration: 12/31/2026; Exercise Price: $550.47 (Short)	-1.1%
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $5,504.70 (Short)	-21.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JANH.
Innovator Premium Income 20 Barrier ETF® - January	PAGE 1	TSR-SAR-45783Y657

Innovator Premium Income 20 Barrier ETF® - July
JULH (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF® - July	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,849,769
Number of Holdings	4
Net Advisory Fee	$71,870
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	100.2%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,901.91	1.5%
S&P 500 Mini Index, Expiration: 06/30/2026; Exercise Price: $496.39 (Short)	0.0%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,963.96 (Short)	-1.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JULH.
Innovator Premium Income 20 Barrier ETF® - July	PAGE 1	TSR-SAR-45783Y582

Innovator Premium Income 20 Barrier ETF® - October
OCTH (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF® - October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF® - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,883,118
Number of Holdings	5
Net Advisory Fee	$77,602
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	99.5%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $5,283.85	9.7%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 09/30/2026; Exercise Price: $535.07 (Short)	-0.5%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $5,350.74 (Short)	-10.2%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=OCTH.
Innovator Premium Income 20 Barrier ETF® - October	PAGE 1	TSR-SAR-45783Y525

Innovator Premium Income 30 Barrier ETF® - April
APRJ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - April for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 30 Barrier ETF® - April	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$31,167,942
Number of Holdings	7
Net Advisory Fee	$124,259
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	96.8%
S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $4,504.58	21.9%
United States Treasury Bill	1.7%
United States Treasury Bill	1.7%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 03/31/2027; Exercise Price: $456.99 (Short)	-0.7%
S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $4,569.86 (Short)	-23.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=APRJ.
Innovator Premium Income 30 Barrier ETF® - April	PAGE 1	TSR-SAR-45783Y616

Innovator Premium Income 30 Barrier ETF® - January
JANJ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - January for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF® - January	$40	0.79%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$15,473,205
Number of Holdings	6
Net Advisory Fee	$59,512
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	99.1%
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $4,747.81	17.3%
United States Treasury Bill	1.2%
United States Treasury Bill	1.2%
S&P 500 Mini Index, Expiration: 12/31/2026; Exercise Price: $481.66 (Short)	-0.6%
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $4,816.62 (Short)	-18.2%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JANJ.
Innovator Premium Income 30 Barrier ETF® - January	PAGE 1	TSR-SAR-45783Y376

Innovator Premium Income 30 Barrier ETF® - July
JULJ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 30 Barrier ETF® - July	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,228,051
Number of Holdings	4
Net Advisory Fee	$66,024
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	100.2%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,281.42	1.1%
S&P 500 Mini Index, Expiration: 06/30/2026; Exercise Price: $434.34 (Short)	0.0%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,343.47 (Short)	-1.2%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JULJ.
Innovator Premium Income 30 Barrier ETF® - July	PAGE 1	TSR-SAR-45783Y566

Innovator Premium Income 30 Barrier ETF® - October
OCTJ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF® - October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 30 Barrier ETF® - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$19,241,728
Number of Holdings	5
Net Advisory Fee	$74,965
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	99.4%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $4,615.01	8.4%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 09/30/2026; Exercise Price: $468.19 (Short)	-0.3%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $4,681.89 (Short)	-8.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=OCTJ.
Innovator Premium Income 30 Barrier ETF® - October	PAGE 1	TSR-SAR-45783Y491

Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
ZALT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity 10 Buffer ETF™ - Quarterly for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZALT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly	$35	0.69%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$632,252,232
Number of Holdings	4
Net Advisory Fee	$2,300,655
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $1.61	106.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $650.33	0.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $585.31 (Short)	-0.2%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $678.69 (Short)	-7.4%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZALT.
Innovator U.S. Equity 10 Buffer ETF™- Quarterly	PAGE 1	TSR-SAR-45783Y442

Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly
EALT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EALT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly	$34	0.69%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$165,436,529
Number of Holdings	6
Net Advisory Fee	$566,950
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	105.2%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $567.67	0.4%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $603.53	0.0%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $603.53 (Short)	0.0%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $507.92 (Short)	-0.2%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $637.11 (Short)	-5.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EALT.
Innovator U.S. Equity 5 to 15 Buffer ETF™- Quarterly	PAGE 1	TSR-SAR-45783Y475

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
XBAP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBAP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$131,639,226
Number of Holdings	7
Net Advisory Fee	$528,290
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	103.8%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.56	16.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.56	3.4%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.46	0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.46 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $543.77 (Short)	-2.2%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $642.55 (Short)	-21.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBAP.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- April	PAGE 1	TSR-SAR-45783Y301

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
XBJA (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJA. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$95,116,855
Number of Holdings	5
Net Advisory Fee	$354,846
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.79	100.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.89	10.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.89	3.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $620.52 (Short)	-2.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $722.63 (Short)	-13.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBJA.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- January	PAGE 1	TSR-SAR-45783Y780

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July
XBJL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July	$40	0.79%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$74,044,777
Number of Holdings	5
Net Advisory Fee	$409,078
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.15	104.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.83	15.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.83	0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $562.22 (Short)	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $654.55 (Short)	-20.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBJL.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- July	PAGE 1	TSR-SAR-45783Y889

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
XBOC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$63,431,583
Number of Holdings	5
Net Advisory Fee	$283,951
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.64	100.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.15	10.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.15	2.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.20 (Short)	-1.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $705.15 (Short)	-12.6%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBOC.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- October	PAGE 1	TSR-SAR-45783Y848

Innovator U.S. Equity Accelerated ETF® - Quarterly
XDSQ (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - Quarterly for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDSQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated ETF® - Quarterly	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$70,576,850
Number of Holdings	5
Net Advisory Fee	$279,776
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	103.6%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $597.55	10.9%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $603.54	0.0%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $603.54 (Short)	0.0%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $623.24 (Short)	-14.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XDSQ.
Innovator U.S. Equity Accelerated ETF® - Quarterly	PAGE 1	TSR-SAR-45783Y103

Innovator U.S. Equity Accelerated Plus ETF® - April
XTAP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - April for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTAP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated Plus ETF® - April	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$22,125,362
Number of Holdings	5
Net Advisory Fee	$82,653
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	101.8%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.57	31.5%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.47	0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.47 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $636.39 (Short)	-33.6%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTAP.
Innovator U.S. Equity Accelerated Plus ETF® - April	PAGE 1	TSR-SAR-45783Y400

Innovator U.S. Equity Accelerated Plus ETF® - January
XTJA (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - January for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJA. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated Plus ETF® - January	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$18,172,777
Number of Holdings	3
Net Advisory Fee	$67,122
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.78	99.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.88	21.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $716.83 (Short)	-21.2%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTJA.
Innovator U.S. Equity Accelerated Plus ETF® - January	PAGE 1	TSR-SAR-45783Y772

Innovator U.S. Equity Accelerated Plus ETF® - July
XTJL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF® - July	$40	0.79%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$21,266,505
Number of Holdings	3
Net Advisory Fee	$76,804
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.14	102.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.81	30.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $649.05 (Short)	-32.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTJL.
Innovator U.S. Equity Accelerated Plus ETF® - July	PAGE 1	TSR-SAR-45783Y806

Innovator U.S. Equity Accelerated Plus ETF® - October
XTOC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated Plus ETF® - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$21,045,756
Number of Holdings	3
Net Advisory Fee	$74,494
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.62	99.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.14	20.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $699.29 (Short)	-20.4%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTOC.
Innovator U.S. Equity Accelerated Plus ETF® - October	PAGE 1	TSR-SAR-45783Y830

Innovator U.S. Equity Buffer ETF™ - April
BAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - April	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$395,854,559
Number of Holdings	4
Net Advisory Fee	$1,369,444
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $6.52	102.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.35	3.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $591.82 (Short)	-2.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $770.65 (Short)	-4.4%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BAPR.
Innovator U.S. Equity Buffer ETF™- April	PAGE 1	TSR-SAR-45782C888

Innovator U.S. Equity Buffer ETF™ - August
BAUG (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - August for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - August	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$192,956,109
Number of Holdings	4
Net Advisory Fee	$791,198
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.33	101.9%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.09	0.7%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $575.19 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $732.01 (Short)	-2.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BAUG.
Innovator U.S. Equity Buffer ETF™- August	PAGE 1	TSR-SAR-45782C698

Innovator U.S. Equity Buffer ETF™ - December
BDEC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - December for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - December	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$247,921,353
Number of Holdings	4
Net Advisory Fee	$898,042
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.85	99.5%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.40	3.1%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $802.46 (Short)	-1.1%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $621.88 (Short)	-1.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BDEC.
Innovator U.S. Equity Buffer ETF™- December	PAGE 1	TSR-SAR-45782C557

Innovator U.S. Equity Buffer ETF™ - February
BFEB (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - February for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - February	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$235,608,713
Number of Holdings	4
Net Advisory Fee	$740,247
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.93	99.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $691.98	4.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $806.91 (Short)	-1.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $629.71 (Short)	-2.4%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BFEB.
Innovator U.S. Equity Buffer ETF™- February	PAGE 1	TSR-SAR-45782C433

Innovator U.S. Equity Buffer ETF™ - January
BJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - January	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$381,041,389
Number of Holdings	4
Net Advisory Fee	$1,297,889
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.83	100.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.93	3.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $794.23 (Short)	-1.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $620.56 (Short)	-2.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BJAN.
Innovator U.S. Equity Buffer ETF™- January	PAGE 1	TSR-SAR-45782C409

Innovator U.S. Equity Buffer ETF™ - July
BJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - July	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$284,496,618
Number of Holdings	4
Net Advisory Fee	$1,069,814
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.19	102.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.86	0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $562.26 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $716.77 (Short)	-2.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BJUL.
Innovator U.S. Equity Buffer ETF™- July	PAGE 1	TSR-SAR-45782C789

Innovator U.S. Equity Buffer ETF™ - June
BJUN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - June for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - June	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$139,552,152
Number of Holdings	4
Net Advisory Fee	$538,126
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.91	105.5%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.40	0.1%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $536.34 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $685.28 (Short)	-5.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BJUN.
Innovator U.S. Equity Buffer ETF™- June	PAGE 1	TSR-SAR-45782C755

Innovator U.S. Equity Buffer ETF™ - March
BMAR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - March for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - March	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$227,345,690
Number of Holdings	4
Net Advisory Fee	$708,214
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $6.87	100.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $686.00	4.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $802.47 (Short)	-2.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $624.26 (Short)	-2.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BMAR.
Innovator U.S. Equity Buffer ETF™- March	PAGE 1	TSR-SAR-45782C391

Innovator U.S. Equity Buffer ETF™ - May
BMAY (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - May for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - May	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$149,936,794
Number of Holdings	4
Net Advisory Fee	$586,620
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.20	98.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.67	5.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $840.40 (Short)	-1.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $653.99 (Short)	-3.6%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BMAY.
Innovator U.S. Equity Buffer ETF™- May	PAGE 1	TSR-SAR-45782C326

Innovator U.S. Equity Buffer ETF™ - November
BNOV (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - November	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$232,936,108
Number of Holdings	4
Net Advisory Fee	$842,877
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.83	99.3%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.07	2.7%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $802.17 (Short)	-0.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $620.67 (Short)	-1.4%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BNOV.
Innovator U.S. Equity Buffer ETF™- November	PAGE 1	TSR-SAR-45782C581

Innovator U.S. Equity Buffer ETF™ - October
BOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$289,745,059
Number of Holdings	4
Net Advisory Fee	$1,200,496
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.68	100.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.19	2.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.24 (Short)	-1.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $768.64 (Short)	-1.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BOCT.
Innovator U.S. Equity Buffer ETF™- October	PAGE 1	TSR-SAR-45782C771

Innovator U.S. Equity Buffer ETF™ - September
BSEP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - September	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$211,769,864
Number of Holdings	4
Net Advisory Fee	$895,600
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.46	101.5%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.06	1.2%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $587.00 (Short)	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $744.13 (Short)	-2.4%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BSEP.
Innovator U.S. Equity Buffer ETF™- September	PAGE 1	TSR-SAR-45782C664

Innovator U.S. Equity Power Buffer ETF™ - April
PAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - April	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$939,984,535
Number of Holdings	4
Net Advisory Fee	$3,114,556
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $6.50	104.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.34	3.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $552.79 (Short)	-1.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $741.32 (Short)	-6.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PAPR.
Innovator U.S. Equity Power Buffer ETF™- April	PAGE 1	TSR-SAR-45782C870

Innovator U.S. Equity Power Buffer ETF™ - August
PAUG (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - August for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - August	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$884,608,609
Number of Holdings	4
Net Advisory Fee	$3,585,018
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.32	103.9%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.08	0.7%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $537.27 (Short)	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $709.51 (Short)	-4.6%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PAUG.
Innovator U.S. Equity Power Buffer ETF™- August	PAGE 1	TSR-SAR-45782C680

Innovator U.S. Equity Power Buffer ETF™ - December
PDEC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - December for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - December	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,021,620,158
Number of Holdings	4
Net Advisory Fee	$3,874,325
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.83	100.1%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.39	3.2%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $580.88 (Short)	-1.2%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $773.20 (Short)	-2.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PDEC.
Innovator U.S. Equity Power Buffer ETF™- December	PAGE 1	TSR-SAR-45782C540

Innovator U.S. Equity Power Buffer ETF™ - February
PFEB (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - February for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - February	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$920,901,618
Number of Holdings	4
Net Advisory Fee	$3,127,898
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.92	100.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $691.97	4.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $588.17 (Short)	-1.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $777.98 (Short)	-2.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PFEB.
Innovator U.S. Equity Power Buffer ETF™- February	PAGE 1	TSR-SAR-45782C417

Innovator U.S. Equity Power Buffer ETF™ - January
PJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - January	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,587,568,044
Number of Holdings	4
Net Advisory Fee	$5,503,202
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.82	100.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.92	3.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $579.63 (Short)	-1.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $765.86 (Short)	-3.1%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PJAN.
Innovator U.S. Equity Power Buffer ETF™- January	PAGE 1	TSR-SAR-45782C508

Innovator U.S. Equity Power Buffer ETF™ - July
PJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - July	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,003,151,938
Number of Holdings	4
Net Advisory Fee	$4,081,294
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.18	105.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.85	0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.17 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $692.55 (Short)	-5.6%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PJUL.
Innovator U.S. Equity Power Buffer ETF™- July	PAGE 1	TSR-SAR-45782C813

Innovator U.S. Equity Power Buffer ETF™ - June
PJUN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - June for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - June	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$643,966,557
Number of Holdings	4
Net Advisory Fee	$2,657,777
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.89	108.7%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.39	0.1%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $500.98 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $663.58 (Short)	-9.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PJUN.
Innovator U.S. Equity Power Buffer ETF™- June	PAGE 1	TSR-SAR-45782C748

Innovator U.S. Equity Power Buffer ETF™ - March
PMAR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - March for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - March	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$760,664,708
Number of Holdings	4
Net Advisory Fee	$2,510,785
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $6.86	101.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $685.99	4.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $583.09 (Short)	-1.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $773.73 (Short)	-3.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PMAR.
Innovator U.S. Equity Power Buffer ETF™- March	PAGE 1	TSR-SAR-45782C383

Innovator U.S. Equity Power Buffer ETF™ - May
PMAY (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - May for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - May	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$603,399,544
Number of Holdings	4
Net Advisory Fee	$2,369,312
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.19	99.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.66	5.8%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $812.09 (Short)	-2.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $610.86 (Short)	-2.6%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PMAY.
Innovator U.S. Equity Power Buffer ETF™- May	PAGE 1	TSR-SAR-45782C318

Innovator U.S. Equity Power Buffer ETF™ - November
PNOV (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - November	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$949,784,055
Number of Holdings	4
Net Advisory Fee	$3,700,109
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.82	99.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.06	2.7%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.75 (Short)	-1.0%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $772.50 (Short)	-1.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PNOV.
Innovator U.S. Equity Power Buffer ETF™- November	PAGE 1	TSR-SAR-45782C573

Innovator U.S. Equity Power Buffer ETF™ - October
POCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=POCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$1,046,535,865
Number of Holdings	4
Net Advisory Fee	$4,238,709
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.66	101.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.18	2.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.25 (Short)	-0.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $744.86 (Short)	-2.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=POCT.
Innovator U.S. Equity Power Buffer ETF™- October	PAGE 1	TSR-SAR-45782C797

Innovator U.S. Equity Power Buffer ETF™ - September
PSEP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - September	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$856,903,739
Number of Holdings	4
Net Advisory Fee	$3,479,359
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.45	103.2%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.05	1.3%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $548.29 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $720.70 (Short)	-4.3%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PSEP.
Innovator U.S. Equity Power Buffer ETF™- September	PAGE 1	TSR-SAR-45782C656

Innovator U.S. Equity Ultra Buffer ETF™ - April
UAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - April	$40	0.78%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$154,790,283
Number of Holdings	6
Net Advisory Fee	$572,331
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	104.9%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $567.67	2.7%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.44	0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.44 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $388.41 (Short)	-0.6%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $675.47 (Short)	-7.4%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UAPR.
Innovator U.S. Equity Ultra Buffer ETF™- April	PAGE 1	TSR-SAR-45782C805

Innovator U.S. Equity Ultra Buffer ETF™ - August
UAUG (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - August for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - August	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$169,118,738
Number of Holdings	4
Net Advisory Fee	$779,427
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.31	104.4%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $600.48	0.5%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $410.85 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $705.53 (Short)	-5.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UAUG.
Innovator U.S. Equity Ultra Buffer ETF™- August	PAGE 1	TSR-SAR-45782C672

Innovator U.S. Equity Ultra Buffer ETF™ - December
UDEC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - December for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - December	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$312,526,890
Number of Holdings	4
Net Advisory Fee	$1,125,970
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.82	100.6%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $649.22	2.2%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $444.20 (Short)	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $765.66 (Short)	-2.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UDEC.
Innovator U.S. Equity Ultra Buffer ETF™- December	PAGE 1	TSR-SAR-45782C532

Innovator U.S. Equity Ultra Buffer ETF™ - February
UFEB (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - February for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™- February	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$251,525,515
Number of Holdings	4
Net Advisory Fee	$741,979
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.89	100.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $657.37	3.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $449.78 (Short)	-0.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $770.79 (Short)	-3.4%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UFEB.
Innovator U.S. Equity Ultra Buffer ETF™- February	PAGE 1	TSR-SAR-45782C425

Innovator U.S. Equity Ultra Buffer ETF™ - January
UJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - January	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$323,769,415
Number of Holdings	4
Net Advisory Fee	$1,038,845
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.81	101.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $647.82	2.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $443.25 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $759.66 (Short)	-3.6%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UJAN.
Innovator U.S. Equity Ultra Buffer ETF™- January	PAGE 1	TSR-SAR-45782C300

Innovator U.S. Equity Ultra Buffer ETF™ - July
UJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - July	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$144,158,636
Number of Holdings	4
Net Advisory Fee	$658,735
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.17	105.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $586.96	0.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $401.60 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $688.96 (Short)	-6.1%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UJUL.
Innovator U.S. Equity Ultra Buffer ETF™- July	PAGE 1	TSR-SAR-45782C839

Innovator U.S. Equity Ultra Buffer ETF™ - June
UJUN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - June for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - June	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$77,867,249
Number of Holdings	4
Net Advisory Fee	$327,167
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.88	109.5%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $559.92	0.0%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $383.10 (Short)	0.0%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $658.82 (Short)	-9.8%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UJUN.
Innovator U.S. Equity Ultra Buffer ETF™- June	PAGE 1	TSR-SAR-45782C730

Innovator U.S. Equity Ultra Buffer ETF™ - March
UMAR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - March for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - March	$40	0.78%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$210,535,292
Number of Holdings	6
Net Advisory Fee	$501,089
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	100.9%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $599.49	3.1%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $656.27	0.2%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $656.27 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $410.18 (Short)	-0.6%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $707.21 (Short)	-4.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UMAR.
Innovator U.S. Equity Ultra Buffer ETF™- March	PAGE 1	TSR-SAR-45782C375

Innovator U.S. Equity Ultra Buffer ETF™ - May
UMAY (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - May for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - May	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$59,699,390
Number of Holdings	6
Net Advisory Fee	$230,005
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
Vanguard S&P 500 ETF	98.7%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $627.55	4.5%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $686.99	0.2%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $686.99 (Short)	-0.1%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $429.38 (Short)	-0.9%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $743.48 (Short)	-2.6%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UMAY.
Innovator U.S. Equity Ultra Buffer ETF™- May	PAGE 1	TSR-SAR-45782C292

Innovator U.S. Equity Ultra Buffer ETF™ - November
UNOV (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - November	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$178,730,495
Number of Holdings	4
Net Advisory Fee	$656,810
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.81	100.3%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $647.96	2.0%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $443.34 (Short)	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $763.91 (Short)	-2.2%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UNOV.
Innovator U.S. Equity Ultra Buffer ETF™- November	PAGE 1	TSR-SAR-45782C565

Innovator U.S. Equity Ultra Buffer ETF™ - October
UOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - October	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$180,136,846
Number of Holdings	4
Net Advisory Fee	$907,842
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.65	101.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $632.87	1.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $433.02 (Short)	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $739.66 (Short)	-3.2%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UOCT.
Innovator U.S. Equity Ultra Buffer ETF™- October	PAGE 1	TSR-SAR-45782C821

Innovator U.S. Equity Ultra Buffer ETF™ - September
USEP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=USEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - September	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$152,005,962
Number of Holdings	4
Net Advisory Fee	$770,477
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.44	103.7%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $612.80	0.8%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $419.28 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $717.17 (Short)	-4.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=USEP.
Innovator U.S. Equity Ultra Buffer ETF™- September	PAGE 1	TSR-SAR-45782C649

Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
RBUF (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$86,226,231
Number of Holdings	4
Net Advisory Fee	$305,698
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $0.62	106.9%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $248.00	0.8%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $223.20 (Short)	-0.3%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $263.97 (Short)	-7.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=RBUF.
Innovator U.S. Small Cap 10 Buffer ETF™- Quarterly	PAGE 1	TSR-SAR-45783Y228

Innovator U.S. Small Cap Power Buffer ETF™ - April
KAPR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - April for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - April	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$208,859,022
Number of Holdings	4
Net Advisory Fee	$648,603
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $2.48	104.0%
iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $248.00	4.3%
iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $210.80 (Short)	-2.0%
iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $298.79 (Short)	-6.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KAPR.
Innovator U.S. Small Cap Power Buffer ETF™- April	PAGE 1	TSR-SAR-45782C342

Innovator U.S. Small Cap Power Buffer ETF™ - August
KAUG (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - August for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - August	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$80,093,701
Number of Holdings	4
Net Advisory Fee	$456,689
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $2.19	110.4%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $219.39	0.5%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $186.48 (Short)	-0.2%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $257.30 (Short)	-10.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KAUG.
Innovator U.S. Small Cap Power Buffer ETF™- August	PAGE 1	TSR-SAR-45783Y137

Innovator U.S. Small Cap Power Buffer ETF™ - December
KDEC (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - December for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - December	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$84,947,103
Number of Holdings	4
Net Advisory Fee	$326,271
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $2.49	103.0%
iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $248.75	3.1%
iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $211.44 (Short)	-1.2%
iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $293.77 (Short)	-5.1%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KDEC.
Innovator U.S. Small Cap Power Buffer ETF™- December	PAGE 1	TSR-SAR-45784N833

Innovator U.S. Small Cap Power Buffer ETF™ - February
KFEB (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - February for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Innovator U.S. Small Cap Power Buffer ETF™ - February	$41	0.79%
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$55,406,971
Number of Holdings	4
Net Advisory Fee	$132,698
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $2.60	101.3%
iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $259.65	4.8%
iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $220.70 (Short)	-1.9%
iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $305.43 (Short)	-4.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KFEB.
Innovator U.S. Small Cap Power Buffer ETF™- February	PAGE 1	TSR-SAR-45784N783

Innovator U.S. Small Cap Power Buffer ETF™ - January
KJAN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - January for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - January	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$326,297,041
Number of Holdings	4
Net Advisory Fee	$1,237,004
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $2.46	104.4%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $246.16	3.4%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $209.24 (Short)	-1.3%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $288.82 (Short)	-6.7%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KJAN.
Innovator U.S. Small Cap Power Buffer ETF™- January	PAGE 1	TSR-SAR-45782C474

Innovator U.S. Small Cap Power Buffer ETF™ - July
KJUL (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - July for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - July	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$134,652,703
Number of Holdings	4
Net Advisory Fee	$581,430
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $2.16	111.2%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $215.79	0.2%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $183.42 (Short)	-0.1%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $252.79 (Short)	-11.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KJUL.
Innovator U.S. Small Cap Power Buffer ETF™- July	PAGE 1	TSR-SAR-45782C284

Innovator U.S. Small Cap Power Buffer ETF™ - June
KJUN (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - June for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF™ - June	$40	0.79%
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,730,489
Number of Holdings	4
Net Advisory Fee	$68,837
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $2.05	116.2%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $205.07	0.0%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $174.31 (Short)	0.0%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $239.85 (Short)	-16.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KJUN.
Innovator U.S. Small Cap Power Buffer ETF™- June	PAGE 1	TSR-SAR-45783Y277

Innovator U.S. Small Cap Power Buffer ETF™ - March
KMAR (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - March for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - March	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$34,894,541
Number of Holdings	4
Net Advisory Fee	$64,671
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $2.61	101.3%
iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $261.41	5.2%
iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $222.20 (Short)	-2.2%
iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $308.73 (Short)	-4.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KMAR.
Innovator U.S. Small Cap Power Buffer ETF™- March	PAGE 1	TSR-SAR-45784N759

Innovator U.S. Small Cap Power Buffer ETF™ - May
KMAY (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - May for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - May	$40	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$13,846,632
Number of Holdings	4
Net Advisory Fee	$61,886
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $2.78	98.4%
iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $277.97	8.0%
iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $329.28 (Short)	-3.2%
iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $236.27 (Short)	-3.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KMAY.
Innovator U.S. Small Cap Power Buffer ETF™- May	PAGE 1	TSR-SAR-45784N668

Innovator U.S. Small Cap Power Buffer ETF™ - November
KNOV (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - November for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - November	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$104,741,254
Number of Holdings	4
Net Advisory Fee	$238,664
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $2.46	102.9%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $246.23	2.6%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $209.30 (Short)	-0.9%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $291.22 (Short)	-4.9%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KNOV.
Innovator U.S. Small Cap Power Buffer ETF™- November	PAGE 1	TSR-SAR-45784N866

Innovator U.S. Small Cap Power Buffer ETF™ - October
KOCT (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - October for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - October	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$142,091,431
Number of Holdings	4
Net Advisory Fee	$528,405
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $2.42	104.0%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $241.96	1.9%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $205.67 (Short)	-0.7%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $283.53 (Short)	-5.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KOCT.
Innovator U.S. Small Cap Power Buffer ETF™- October	PAGE 1	TSR-SAR-45782C599

Innovator U.S. Small Cap Power Buffer ETF™ - September
KSEP (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - September for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - September	$41	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$24,662,961
Number of Holdings	4
Net Advisory Fee	$144,853
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $2.35	105.5%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $235.17	1.2%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $199.89 (Short)	-0.4%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $275.62 (Short)	-6.5%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KSEP.
Innovator U.S. Small Cap Power Buffer ETF™- September	PAGE 1	TSR-SAR-45784N304

Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly
QBF (Principal U.S. Listing Exchange: CBOE BZX)
Semi-Annual Shareholder Report | April 30, 2026
This semi-annual shareholder report contains important information about the Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly for the period of November 1, 2025, to April 30, 2026. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QBF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly	$34	0.79%
*	Annualized
KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$16,663,424
Number of Holdings	3
Net Advisory Fee	$72,148
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?* (as of April 30, 2026)

Top Holdings	(%)
United States Treasury Bill	73.1%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2026; Exercise Price: $127.99	31.9%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2026; Exercise Price: $159.99 (Short)	-5.0%
*	Percentages are stated as a percent of net assets.
CHANGE IN AUDITOR
On June 17th, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
During the Trust’s two most recent fiscal years and the subsequent interim period through June 17th, 2026, there were no disagreements with Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QBF.
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly	PAGE 1	TSR-SAR-45784N692

(b)	N/A

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

INNOVATOR

Traditional Core Financial Statements

INNOVATOR DEEPWATER FRONTIER TECH ETF (LOUP)
INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF (EPRF)
INNOVATOR LADDERED ALLOCATION ETFS (BUFF & BUFB)
INNOVATOR STEP-UP STRATEGY ETFS (BSTP & PSTP)
INNOVATOR HEDGED NASDAQ-100 ETF (QHDG)
INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF (XUSP)
INNOVATOR MANAGED FLOOR ETFS (SFLR, QFLR, RFLR & IFLR)
INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF (IGTR)
INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF (SPUT)
INNOVATOR EQUITY MANAGED BUFFER ETFS (BFRZ, IBFR, KBFR, NBFR, XBFR)
INNOVATOR AUTOCALLABLE ETFS (ACEI & ACII)

April 30, 2026
Innovator ETFs Trust

INNOVATOR BUFFER STEP-UP STRATEGY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.7%(a)
Call Options - 98.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.23(b)(c)(d)	$58,786,388	818	$57,706,628
Put Options - 5.8%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.70(b)(c)(d)	58,786,388	818	3,394,700
TOTAL PURCHASED OPTIONS (Cost $61,105,251)			61,101,328
TOTAL INVESTMENTS - 104.7% (Cost $61,105,251)			$61,101,328
Money Market Deposit Account - 0.2%(e)			90,902
Liabilities in Excess of Other Assets - (4.9)%			(2,818,595)
TOTAL NET ASSETS - 100.0%			$58,373,635

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

1

INNOVATOR BUFFER STEP-UP STRATEGY ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.0)%
Call Options - (1.4)%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $841.84(a)(b)	$(58,786,388)	(818)	$(804,094)
Put Options - (3.6)%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $654.02(a)(b)	(58,786,388)	(818)	(2,102,260)
TOTAL WRITTEN OPTIONS (Premiums received $2,902,371)			$(2,906,354)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$61,101,328	104.7%
Written Options	(2,906,354)	(5.0)
Money Market Deposit Account	90,902	0.2
Other Assets in Excess of Other Assets	87,759	0.1
	$58,373,635	100.0%

The accompanying notes are an integral part of these financial statements.

2

INNOVATOR DEEPWATER FRONTIER TECH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace/Defense - 5.5%
AeroVironment, Inc.(a)(b)	25,662	$5,004,604
Mercury Systems, Inc.(a)	59,364	4,684,413
		9,689,017
Banks - 4.5%
NU Holdings Ltd./Cayman Islands - Class A(a)	551,008	7,978,596
Commercial Services - 5.8%
Adyen NV(a)(c)	4,684	5,269,252
Shift4 Payments, Inc. - Class A(a)(b)	113,810	5,039,507
		10,308,759
Computers - 2.8%
Rubrik, Inc. - Class A(a)(b)	92,913	4,941,113
Electric - 2.8%
Vistra Corp.	30,773	4,857,210
Electronics - 3.1%
Coherent Corp.(a)	17,023	5,442,423
Engineering & Construction - 5.5%
Sterling Infrastructure, Inc.(a)	18,885	9,737,484
Healthcare-Products - 2.7%
Intuitive Surgical, Inc.(a)	10,377	4,748,619
Internet - 16.0%
AppLovin Corp. - Class A(a)	12,262	5,473,144
MercadoLibre, Inc.(a)	2,701	4,841,894
Reddit, Inc. - Class A(a)	55,139	8,118,115
Shopify, Inc. - Class A(a)	39,943	4,838,295
Uber Technologies, Inc.(a)	66,277	4,944,927
		28,216,375
Machinery-Construction & Mining - 6.2%
Siemens Energy AG	24,872	5,271,332
Vertiv Holdings Co. - Class A	17,069	5,606,996
		10,878,328
Mining - 2.9%
Cameco Corp.	41,390	5,092,626
Miscellaneous Manufacturing - 2.8%
Axon Enterprise, Inc.(a)	12,252	4,922,364
Semiconductors - 18.0%
ASML Holding NV	3,392	4,866,416
BE Semiconductor Industries NV	33,119	9,608,723
Lam Research Corp.	19,462	5,018,471
Marvell Technology, Inc.	41,915	6,922,262
Rambus, Inc.(a)(b)	47,296	5,444,243
		31,860,115

The accompanying notes are an integral part of these financial statements.

3

INNOVATOR DEEPWATER FRONTIER TECH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 14.1%
Atlassian Corp. - Class A(a)	75,403	$5,171,892
Datadog, Inc. - Class A(a)	41,177	5,443,188
Global-e Online Ltd.(a)	156,004	4,893,845
Snowflake, Inc. - Class A(a)	31,984	4,364,856
Take-Two Interactive Software, Inc.(a)	23,734	5,073,380
		24,947,161
Telecommunications - 7.1%
Credo Technology Group Holding Ltd.(a)	72,545	12,623,555
TOTAL COMMON STOCKS (Cost $154,398,744)		176,243,745

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.3%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	14,576,873	14,576,873
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,576,873)		14,576,873
TOTAL INVESTMENTS - 108.1% (Cost $168,975,617)		$190,820,618
Money Market Deposit Account - 0.2%(e)		317,150
Liabilities in Excess of Other Assets - (8.3)%		(14,594,921)
TOTAL NET ASSETS - 100.0%		$176,542,847

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $14,584,009.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $5,269,252 or 3.0% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Common Stocks	$176,243,745	99.8%
Investments Purchased with Proceeds from Securities Lending	14,576,873	8.3
Money Market Deposit Account	317,150	0.2
Liabilities in Excess of Other Assets	(14,594,921)	(8.3)
	$176,542,847	100.0%

The accompanying notes are an integral part of these financial statements.

4

INNOVATOR EQUITY AUTOCALLABLE INCOME STRATEGY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 104.1%
3.59%, 05/28/2026(a)(b)	$36,170,000	$36,073,207
TOTAL U.S. TREASURY BILLS (Cost $36,072,776)		36,073,207
TOTAL INVESTMENTS - 104.1% (Cost $36,072,776)		$36,073,207
Money Market Deposit Account - 2.2%(c)		778,049
Liabilities in Excess of Other Assets - (6.3)%		(2,188,250)
TOTAL NET ASSETS - 100.0%		$34,663,006

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of April 30, 2026.
(b)	All or a portion of the security has been pledged as collateral for swap contracts.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

5

Innovator Equity Autocallable Income Strategy ETF
Schedule of Interest Rate Swap Contracts
April 30, 2026 (Unaudited)

Reference Entity	Long/Short	Fixed Rate Received	Floating Rate Index Paid	Payment Frequency	Maturity Date	Notional Amount	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Amazon.com, Inc.	Long	11.35%	1 mo. SOFR	Monthly	12/01/2028	$3,625,000	$(120,875)	$172,677
Apple, Inc	Long	12.00%	1 mo. SOFR	Monthly	04/02/2029	3,625,000	12,200	68,891
Berkshire Hathaway, Inc.	Long	5.95%	1 mo. SOFR	Monthly	12/01/2028	3,625,000	1,544	(3,139)
Meta Platforms, Inc.	Long	13.11%	1 mo. SOFR	Monthly	10/02/2028	3,625,000	(223,406)	(95,703)
Microsoft Corp.	Long	8.56%	1 mo. SOFR	Monthly	12/01/2028	3,625,000	(416,294)	27,440
Nvidia Corp.	Long	17.05%	1 mo. SOFR	Monthly	12/01/2028	3,625,000	(12,819)	49,504
Oracle Corp.	Long	20.88%	1 mo. SOFR	Monthly	11/01/2028	3,625,000	(1,596,338)	41,757
Tesla, Inc.	Long	26.12%	1 mo. SOFR	Monthly	10/02/2028	3,625,000	(7,775)	(635)
Total Interest Rate Swaps							$(2,363,763)	$260,792

Citibank Global Markets, Inc. is the counterparty for the swaps in the Fund.
1 mo. SOFR - Secured Overnight Financing Rate was 3.66% as of April 30, 2026.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

U.S. Treasury Bills	$36,073,207	104.1%
Money Market Deposit Account	778,049	2.2
Liabilities in Excess of Other Assets	(2,188,250)	(6.3)
	$34,663,006	100.0%

The accompanying notes are an integral part of these financial statements.

6

INNOVATOR EQUITY MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Aerospace/Defense - 1.7%
FTAI Aviation Ltd.	131	$32,707
General Electric Co.	651	188,744
HEICO Corp.	126	34,010
HEICO Corp. - Class A	84	17,558
Rocket Lab Corp.(a)	420	34,654
RTX Corp.	882	155,294
		462,967
Agriculture - 0.6%
Philip Morris International, Inc.	924	152,525
Airlines - 0.3%
Delta Air Lines, Inc.	1,197	81,384
Auto Manufacturers - 2.0%
Rivian Automotive, Inc. - Class A(a)	1,008	16,531
Tesla, Inc.(a)	1,323	504,897
		521,428
Banks - 5.0%
Bank of America Corp.	3,948	211,060
Citigroup, Inc.	1,344	172,005
JPMorgan Chase & Co.	1,386	434,137
Morgan Stanley	525	100,060
Northern Trust Corp.	511	85,000
Regions Financial Corp.	2,499	71,346
State Street Corp.	609	93,079
Wells Fargo & Co.	2,016	165,776
		1,332,463
Beverages - 1.3%
Coca-Cola Co.	2,478	195,167
PepsiCo, Inc.	966	153,102
		348,269
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc.(a)	105	32,496
Amgen, Inc.	378	130,882
Gilead Sciences, Inc.	945	123,644
Illumina, Inc.(a)	210	26,615
Insmed, Inc.(a)	147	20,041
Royalty Pharma PLC - Class A	1,029	51,543
		385,221
Building Materials - 0.4%
Carlisle Cos., Inc.	168	59,684
Lennox International, Inc.	105	56,163
		115,847

The accompanying notes are an integral part of these financial statements.

7

INNOVATOR EQUITY MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Chemicals - 0.6%
LyondellBasell Industries NV - Class A	1,197	$89,296
PPG Industries, Inc.	567	61,520
		150,816
Commercial Services - 0.4%
Affirm Holdings, Inc.(a)	168	10,799
Rollins, Inc.	1,218	67,879
Toast, Inc. - Class A(a)	420	11,979
TransUnion	189	13,419
		104,076
Computers - 8.0%
Apple, Inc.	6,363	1,726,600
Everpure, Inc. - Class A(a)	504	36,011
International Business Machines Corp.	567	130,966
Lumentum Holdings, Inc.(a)	63	56,846
NetApp, Inc.	693	76,763
Okta, Inc.(a)	126	9,280
Sandisk Corp./DE(a)	72	78,949
Zscaler, Inc.(a)	252	32,931
		2,148,346
Cosmetics/Personal Care - 0.8%
Procter & Gamble Co.	1,407	206,956
Distribution/Wholesale - 0.2%
Watsco, Inc.	126	55,168
Diversified Financial Services - 3.3%
American Express Co.	378	122,113
Blue Owl Capital, Inc. - Class A	3,132	30,537
Cboe Global Markets, Inc.	11	3,301
Circle Internet Group, Inc.(a)	168	15,268
LPL Financial Holdings, Inc.	84	28,067
Mastercard, Inc. - Class A	462	232,349
Rocket Cos., Inc. - Class A(a)	1,937	28,319
SoFi Technologies, Inc.(a)	1,050	16,905
Synchrony Financial	1,029	78,410
Tradeweb Markets, Inc. - Class A	252	28,539
Visa, Inc. - Class A	924	304,772
		888,580
Electric - 1.7%
CenterPoint Energy, Inc.	1,764	76,999
CMS Energy Corp.	945	72,519
DTE Energy Co.	525	79,637
Evergy, Inc.	861	71,325
FirstEnergy Corp.	1,491	70,852

The accompanying notes are an integral part of these financial statements.

8

INNOVATOR EQUITY MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electric - (Continued)
NextEra Energy, Inc.	70	$6,852
PPL Corp.	1,995	74,693
		452,877
Electronics - 1.2%
Amphenol Corp. - Class A	882	129,892
Coherent Corp.(a)	168	53,711
Flex Ltd.(a)	863	79,008
Fortive Corp.	945	56,502
		319,113
Engineering & Construction - 0.3%
EMCOR Group, Inc.	84	74,900
Entertainment - 0.2%
DraftKings, Inc. - Class A(a)	882	20,568
Flutter Entertainment PLC(a)	336	36,265
Warner Music Group Corp. - Class A	315	8,905
		65,738
Environmental Control - 0.3%
Republic Services, Inc.	357	74,692
Food - 0.2%
General Mills, Inc.	1,533	54,130
Gas - 0.3%
NiSource, Inc.	1,575	76,041
Healthcare-Products - 1.1%
Abbott Laboratories	1,302	118,208
Cooper Cos., Inc.(a)	630	39,627
Intuitive Surgical, Inc.(a)	252	115,318
Natera, Inc.(a)	126	25,976
		299,129
Healthcare-Services - 1.3%
Labcorp Holdings, Inc.	252	64,714
Quest Diagnostics, Inc.	336	65,251
UnitedHealth Group, Inc.	588	217,842
		347,807
Home Builders - 0.2%
PulteGroup, Inc.	525	64,239
Insurance - 2.7%
American International Group, Inc.	1,029	76,969
Berkshire Hathaway, Inc. - Class B(a)	714	338,150
Brown & Brown, Inc.	1,050	63,158
Markel Group, Inc.(a)	21	37,222

The accompanying notes are an integral part of these financial statements.

9

INNOVATOR EQUITY MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
MetLife, Inc.	1,050	$84,105
W R Berkley Corp.	1,029	68,768
Willis Towers Watson PLC	252	64,562
		732,934
Internet - 14.6%
Airbnb, Inc. - Class A(a)	693	97,270
Alphabet, Inc. - Class A	2,517	968,542
Alphabet, Inc. - Class C	2,162	825,754
Amazon.com, Inc.(a)	4,200	1,113,252
Coupang, Inc.(a)	1,386	27,692
MercadoLibre, Inc.(a)	42	75,290
Meta Platforms, Inc. - Class A	864	528,690
Netflix, Inc.(a)	2,331	218,205
Reddit, Inc. - Class A(a)	126	18,551
Spotify Technology SA(a)	105	46,888
		3,920,134
Iron/Steel - 0.2%
Reliance, Inc.	147	53,287
Leisure Time - 0.3%
Amer Sports, Inc.(a)	588	20,621
Viking Holdings Ltd.(a)	882	72,245
		92,866
Machinery-Construction & Mining - 2.1%
Bloom Energy Corp. - Class A(a)	196	55,538
Caterpillar, Inc.	273	243,000
GE Vernova, Inc.	147	159,269
Vertiv Holdings Co. - Class A	294	96,576
		554,383
Machinery-Diversified - 0.8%
Dover Corp.	315	71,319
Otis Worldwide Corp.	861	67,055
Westinghouse Air Brake Technologies Corp.	315	85,015
		223,389
Media - 0.6%
EchoStar Corp. - Class A(a)	63	7,758
Walt Disney Co.	1,365	141,619
		149,377
Mining - 0.4%
Anglogold Ashanti PLC	724	67,861
Southern Copper Corp.	189	32,449
		100,310

The accompanying notes are an integral part of these financial statements.

10

INNOVATOR EQUITY MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas - 2.8%
Chevron Corp.	1,155	$223,273
Devon Energy Corp.	1,659	85,223
Exxon Mobil Corp.	2,247	346,779
Occidental Petroleum Corp.	1,701	103,047
		758,322
Oil & Gas Services - 0.4%
Halliburton Co.	2,226	94,160
Packaging & Containers - 0.2%
Packaging Corp. of America	294	62,754
Pharmaceuticals - 3.8%
AbbVie, Inc.	924	195,259
Eli Lilly & Co.	378	353,279
Johnson & Johnson	1,302	299,265
Merck & Co., Inc.	1,596	174,251
		1,022,054
Pipelines - 0.4%
Cheniere Energy, Inc.	378	103,931
Venture Global, Inc. - Class A	567	7,524
		111,455
Private Equity - 0.1%
Carlyle Group, Inc.	504	25,235
Retail - 4.7%
Best Buy Co., Inc.	924	55,893
Costco Wholesale Corp.	252	255,662
Darden Restaurants, Inc.	336	67,388
Ferguson Enterprises, Inc.	315	84,329
Home Depot, Inc.	588	193,334
McDonald’s Corp.	483	141,804
TJX Cos., Inc.	882	138,253
Walmart, Inc.	2,352	310,299
		1,246,962
Semiconductors - 16.2%
Advanced Micro Devices, Inc.(a)	756	267,995
Applied Materials, Inc.	378	149,117
Astera Labs, Inc.(a)	84	16,358
Broadcom, Inc.	1,962	818,998
Entegris, Inc.	84	11,876
GLOBALFOUNDRIES, Inc.(a)	210	13,566
Intel Corp.(a)	2,310	218,249
KLA Corp.	84	147,029
Lam Research Corp.	592	152,653
Marvell Technology, Inc.	588	97,108

The accompanying notes are an integral part of these financial statements.

11

INNOVATOR EQUITY MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - (Continued)
Micron Technology, Inc.	488	$252,374
NVIDIA Corp.	10,110	2,017,653
Texas Instruments, Inc.	588	165,275
		4,328,251
Software - 9.0%
Atlassian Corp. - Class A(a)	315	21,606
Broadridge Financial Solutions, Inc.	399	61,438
Cloudflare, Inc. - Class A(a)	189	38,739
CoreWeave, Inc. - Class A(a)	168	18,749
Figma, Inc. - Class A(a)	315	5,575
Fiserv, Inc.(a)	1,197	74,992
HubSpot, Inc.(a)	84	18,628
IonQ, Inc.(a)	252	11,370
Microsoft Corp.	3,318	1,353,014
MongoDB, Inc.(a)	50	12,542
Oracle Corp.	861	138,957
Palantir Technologies, Inc. - Class A(a)	1,176	163,593
Paychex, Inc.	798	73,919
ROBLOX Corp. - Class A(a)	588	32,493
Salesforce, Inc.	714	126,042
Samsara, Inc. - Class A(a)	798	22,935
Snowflake, Inc. - Class A(a)	176	24,019
SS&C Technologies Holdings, Inc.	462	32,017
Strategy, Inc. - Class A(a)	210	34,744
Veeva Systems, Inc. - Class A(a)	189	29,478
Workday, Inc. - Class A(a)	525	64,260
Zoom Communications, Inc. - Class A(a)	630	61,205
		2,420,315
Telecommunications - 2.1%
AST SpaceMobile, Inc.(a)	126	9,312
AT&T, Inc.	4,641	121,269
Cisco Systems, Inc.	2,520	230,580
Credo Technology Group Holding Ltd.(a)	117	20,359
Ubiquiti, Inc.	21	21,252
Verizon Communications, Inc.	3,108	149,277
		552,049
Transportation - 0.9%
Expeditors International of Washington, Inc.	483	71,431
JB Hunt Transport Services, Inc.	292	73,447
Old Dominion Freight Line, Inc.	399	84,759
		229,637
TOTAL COMMON STOCKS (Cost $23,861,690)		25,460,586

The accompanying notes are an integral part of these financial statements.

12

INNOVATOR EQUITY MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.5%(a)
Put Options - 2.5%
State Street SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $680.00	$6,611,672	92	$63,104
Expiration: 09/30/2026; Exercise Price: $680.00	6,611,672	92	152,263
Expiration: 12/31/2026; Exercise Price: $680.00	6,611,672	92	221,136
Expiration: 03/31/2027; Exercise Price: $649.00	6,611,672	92	213,271
TOTAL PURCHASED OPTIONS (Cost $1,291,381)			649,774
		Shares
REAL ESTATE INVESTMENT TRUSTS - 1.9%
REITS - 1.9%
AvalonBay Communities, Inc.		420	76,860
Crown Castle, Inc.		882	78,304
Equity Residential		1,134	74,141
Invitation Homes, Inc.		2,583	74,313
Mid-America Apartment Communities, Inc.		504	65,107
SBA Communications Corp.		357	78,968
Sun Communities, Inc.		525	67,116
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $485,809)			514,809
RIGHTS - 0.0%(e)
Diversified Financial Services - 0.0%(e)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00(a)		616	6
TOTAL RIGHTS (Cost $0)			6
TOTAL INVESTMENTS - 99.5% (Cost $25,638,880)			$26,625,175
Money Market Deposit Account - 1.9%(f)			517,870
Liabilities in Excess of Other Assets - (1.4)%			(376,996)
TOTAL NET ASSETS - 100.0%			$26,766,049

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Represents less than 0.05% of net assets.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

13

INNOVATOR EQUITY MANAGED 10 BUFFER ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%
Call Options - (0.1)%
S&P 500 Index(a)(b)
Expiration: 05/01/2026; Exercise Price: $7,290.00	$(8,650,812)	(12)	$(660)
Expiration: 05/06/2026; Exercise Price: $7,280.00	(8,650,812)	(12)	(16,980)
Expiration: 05/11/2026; Exercise Price: $7,340.00	(8,650,812)	(12)	(14,700)
Total Call Options			(32,340)
Put Options - (1.3)%
State Street SPDR S&P 500 ETF Trust(a)(b)
Expiration: 06/30/2026; Exercise Price: $615.00	(6,611,672)	(92)	(19,672)
Expiration: 09/30/2026; Exercise Price: $615.00	(6,611,672)	(92)	(73,221)
Expiration: 12/31/2026; Exercise Price: $615.00	(6,611,672)	(92)	(122,778)
Expiration: 03/31/2027; Exercise Price: $584.00	(6,611,672)	(92)	(126,512)
Total Put Options			(342,183)
TOTAL WRITTEN OPTIONS (Premiums received $755,679)			$(374,523)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Common Stocks	$25,460,586	95.1%
Purchased Options	649,774	2.5
Real Estate Investment Trusts	514,809	1.9
Rights	6	0.0(a)
Written Options	(374,523)	(1.4)
Money Market Deposit Account	517,870	1.9
Liabilities in Excess of Other Assets	(2,473)	0.0(a)
	$26,766,049	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

14

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.9%
Aerospace/Defense - 2.2%
Boeing Co.(a)	2,779	$636,474
General Electric Co.	2,878	834,419
HEICO Corp.	303	81,786
HEICO Corp. - Class A	267	55,808
Northrop Grumman Corp.	725	420,123
Rocket Lab Corp.(a)(b)	1,382	114,029
RTX Corp.	3,411	600,575
		2,743,214
Agriculture - 0.6%
Philip Morris International, Inc.	4,835	798,113
Airlines - 0.2%
Delta Air Lines, Inc.	2,837	192,888
Auto Manufacturers - 2.2%
Ford Motor Co.	31,886	385,183
Tesla, Inc.(a)	6,168	2,353,894
		2,739,077
Banks - 4.3%
Bank of America Corp.	18,006	962,601
Citizens Financial Group, Inc.	5,562	361,808
Huntington Bancshares, Inc./OH(b)	22,402	375,458
JPMorgan Chase & Co.	6,281	1,967,398
Morgan Stanley	2,538	483,717
Northern Trust Corp.	2,354	391,564
Regions Financial Corp.	12,548	358,245
State Street Corp.	2,639	403,345
		5,304,136
Beverages - 0.7%
Coca-Cola Co.	11,801	929,447
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc.(a)	175	54,160
Amgen, Inc.	1,639	567,504
Gilead Sciences, Inc.	4,888	639,546
Illumina, Inc.(a)	1,835	232,568
Royalty Pharma PLC - Class A	1,599	80,094
		1,573,872
Building Materials - 0.3%
Carlisle Cos., Inc.(b)	902	320,445
Chemicals - 0.6%
LyondellBasell Industries NV - Class A	5,721	426,787
PPG Industries, Inc.	2,726	295,771
		722,558

The accompanying notes are an integral part of these financial statements.

15

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Commercial Services - 0.5%
Affirm Holdings, Inc.(a)(b)	1,128	$72,508
Moody’s Corp.	846	390,725
TransUnion	2,823	200,433
		663,666
Computers - 7.7%
Apple, Inc.	29,249	7,936,716
Everpure, Inc. - Class A(a)	1,108	79,167
HP, Inc.	10,097	210,623
International Business Machines Corp.	2,327	537,491
Lumentum Holdings, Inc.(a)(b)	213	192,194
NetApp, Inc.	1,082	119,853
Okta, Inc.(a)	658	48,462
Sandisk Corp./DE(a)	385	422,156
		9,546,662
Cosmetics/Personal Care - 0.8%
Procter & Gamble Co.	6,386	939,317
Distribution/Wholesale - 0.1%
Watsco, Inc.(b)	424	185,644
Diversified Financial Services - 3.3%
American Express Co.	1,262	407,689
Charles Schwab Corp.	6,181	566,427
Circle Internet Group, Inc.(a)	1,524	138,501
Interactive Brokers Group, Inc. - Class A	2,078	165,201
Mastercard, Inc. - Class A	2,081	1,046,577
Nasdaq, Inc.	3,809	350,085
Tradeweb Markets, Inc. - Class A	566	64,099
Visa, Inc. - Class A(b)	4,139	1,365,208
		4,103,787
Electric - 2.0%
Alliant Energy Corp.(b)	2,177	159,857
Ameren Corp.(b)	2,382	270,714
CMS Energy Corp.	4,439	340,649
DTE Energy Co.	2,644	401,069
Evergy, Inc.	3,989	330,449
FirstEnergy Corp.	6,487	308,262
PPL Corp.	9,314	348,716
WEC Energy Group, Inc.(b)	3,102	365,850
		2,525,566
Electronics - 1.3%
Flex Ltd.(a)	1,115	102,078
Fortive Corp.	5,101	304,989
Honeywell International, Inc.	2,768	593,266

The accompanying notes are an integral part of these financial statements.

16

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronics - (Continued)
Hubbell, Inc.	470	$238,840
TE Connectivity PLC	1,905	403,212
		1,642,385
Engineering & Construction - 0.3%
EMCOR Group, Inc.	376	335,268
Entertainment - 0.2%
DraftKings, Inc. - Class A(a)	2,314	53,962
Flutter Entertainment PLC(a)	1,107	119,479
Warner Music Group Corp. - Class A	2,261	63,918
		237,359
Environmental Control - 0.3%
Republic Services, Inc.	1,613	337,472
Food - 0.4%
General Mills, Inc.	5,751	203,068
Kraft Heinz Co.	10,825	245,294
		448,362
Gas - 0.3%
NiSource, Inc.	6,441	310,971
Healthcare-Products - 1.0%
Abbott Laboratories	2,946	267,467
Edwards Lifesciences Corp.(a)	2,540	212,090
Intuitive Surgical, Inc.(a)	960	439,306
Natera, Inc.(a)(b)	305	62,879
STERIS PLC	941	204,084
Waters Corp.(a)	291	89,986
		1,275,812
Healthcare-Services - 0.7%
UnitedHealth Group, Inc.	2,459	911,010
Home Builders - 0.2%
PulteGroup, Inc.	2,162	264,542
Household Products/Wares - 0.2%
Kimberly-Clark Corp.(b)	3,134	308,480
Insurance - 2.7%
American International Group, Inc.	4,900	366,520
Berkshire Hathaway, Inc. - Class B(a)	3,125	1,480,000
Everest Group Ltd.	940	335,354
Hartford Insurance Group, Inc.	2,538	347,224
Loews Corp.	3,199	360,239
Markel Group, Inc.(a)	18	31,905
MetLife, Inc.	4,904	392,810
		3,314,052

The accompanying notes are an integral part of these financial statements.

17

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - 14.2%
Alphabet, Inc. - Class A	11,691	$4,498,697
Alphabet, Inc. - Class C	9,734	3,717,804
Amazon.com, Inc.(a)	19,493	5,166,815
Coupang, Inc.(a)	5,858	117,043
MercadoLibre, Inc.(a)	36	64,535
Meta Platforms, Inc. - Class A	4,429	2,710,149
Netflix, Inc.(a)	8,396	785,949
Pinterest, Inc. - Class A(a)	2,915	57,309
Reddit, Inc. - Class A(a)	459	67,578
Spotify Technology SA(a)	507	226,401
Uber Technologies, Inc.(a)	3,444	256,957
		17,669,237
Iron/Steel - 0.2%
Reliance, Inc.	659	238,887
Leisure Time - 0.1%
Viking Holdings Ltd.(a)	1,129	92,476
Lodging - 0.7%
Hilton Worldwide Holdings, Inc.	1,341	434,578
Marriott International, Inc./MD - Class A	1,313	474,899
		909,477
Machinery-Construction & Mining - 2.2%
Bloom Energy Corp. - Class A(a)	887	251,340
Caterpillar, Inc.	1,491	1,327,154
GE Vernova, Inc.	666	721,585
Vertiv Holdings Co. - Class A	1,410	463,171
		2,763,250
Machinery-Diversified - 0.6%
Dover Corp.	1,422	321,955
Westinghouse Air Brake Technologies Corp.	1,456	392,960
		714,915
Media - 0.6%
EchoStar Corp. - Class A(a)	622	76,593
Walt Disney Co.	6,193	642,524
		719,117
Mining - 0.5%
Anglogold Ashanti PLC	1,961	183,804
Southern Copper Corp.(b)	2,504	429,859
		613,663
Miscellaneous Manufacturing - 0.3%
Illinois Tool Works, Inc.	1,631	420,814

The accompanying notes are an integral part of these financial statements.

18

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas - 2.8%
Chevron Corp.	3,523	$681,031
Devon Energy Corp.	7,977	409,778
Exxon Mobil Corp.	10,038	1,549,165
Occidental Petroleum Corp.	6,553	396,981
Valero Energy Corp.	1,804	455,654
		3,492,609
Oil & Gas Services - 0.3%
Halliburton Co.	9,705	410,521
Packaging & Containers - 0.2%
Packaging Corp. of America	1,034	220,707
Pharmaceuticals - 5.0%
AbbVie, Inc.	5,027	1,062,306
Becton Dickinson & Co.	2,165	322,672
Cencora, Inc.	1,222	376,388
Eli Lilly & Co.	1,927	1,800,974
Johnson & Johnson	5,837	1,341,634
McKesson Corp.	470	383,144
Merck & Co., Inc.	8,180	893,092
		6,180,210
Pipelines - 0.4%
Cheniere Energy, Inc.	1,088	299,145
Venture Global, Inc. - Class A(b)	11,288	149,792
		448,937
Private Equity - 0.5%
Blackstone, Inc.	4,070	511,111
Carlyle Group, Inc.	1,144	57,280
		568,391
Retail - 4.4%
Costco Wholesale Corp.	1,137	1,153,521
Ferguson Enterprises, Inc.	1,232	329,819
Home Depot, Inc.	2,776	912,749
Lowe’s Cos., Inc.	2,288	546,351
McDonald’s Corp.	2,368	695,221
Ross Stores, Inc.	1,916	436,446
Walmart, Inc.	10,594	1,397,666
		5,471,773
Semiconductors - 15.5%
Advanced Micro Devices, Inc.(a)	3,618	1,282,545
Broadcom, Inc.	9,846	4,110,016
Entegris, Inc.(b)	2,710	383,140
GLOBALFOUNDRIES, Inc.(a)	1,060	68,476
Intel Corp.(a)	12,207	1,153,317
KLA Corp.	517	904,931

The accompanying notes are an integral part of these financial statements.

19

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - (Continued)
Marvell Technology, Inc.	1,574	$259,946
Micron Technology, Inc.	2,614	1,351,856
NVIDIA Corp.	46,944	9,368,614
Teradyne, Inc.	1,035	355,492
		19,238,333
Software - 8.3%
Adobe, Inc.(a)	1,865	458,976
Autodesk, Inc.(a)	1,541	365,217
Cloudflare, Inc. - Class A(a)	514	105,355
CoreWeave, Inc. - Class A(a)(b)	672	74,995
Datadog, Inc. - Class A(a)	2,145	283,548
Figma, Inc. - Class A(a)	2,001	35,418
Fiserv, Inc.(a)	3,883	243,270
HubSpot, Inc.(a)	536	118,863
Microsoft Corp.	14,092	5,746,436
MongoDB, Inc.(a)(b)	214	53,678
Oracle Corp.	1,739	280,657
Palantir Technologies, Inc. - Class A(a)	4,443	618,066
Paychex, Inc.	3,533	327,262
ROBLOX Corp. - Class A(a)	913	50,452
Salesforce, Inc.	1,626	287,038
Samsara, Inc. - Class A(a)	2,684	77,138
Snowflake, Inc.(a)	544	74,240
SS&C Technologies Holdings, Inc.	1,552	107,554
Strategy, Inc. - Class A(a)(b)	827	136,827
Synopsys, Inc.(a)	1,025	494,665
Workday, Inc. - Class A(a)	2,356	288,374
Zoom Communications, Inc. - Class A(a)	683	66,353
		10,294,382
Telecommunications - 2.0%
Arista Networks, Inc.(a)	3,208	554,054
AST SpaceMobile, Inc.(a)(b)	645	47,665
AT&T, Inc.	26,653	696,443
Cisco Systems, Inc.	11,664	1,067,256
Credo Technology Group Holding Ltd.(a)	661	115,021
Ubiquiti, Inc.	6	6,072
		2,486,511
Transportation - 0.7%
CSX Corp.	12,690	576,507
Expeditors International of Washington, Inc.(b)	1,686	249,342
		825,849
TOTAL COMMON STOCKS (Cost $105,434,221)		116,454,164

The accompanying notes are an integral part of these financial statements.

20

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 4.3%(a)
Put Options - 4.3%
S&P 500 Index(c)(d)(e)
Expiration: 06/30/2026; Exercise Price: $6,800.00	$30,998,743	43	$278,640
Expiration: 09/30/2026; Exercise Price: $7,340.00	30,998,743	43	1,333,430
Expiration: 12/31/2026; Exercise Price: $7,570.00	30,998,743	43	2,062,495
Expiration: 03/31/2027; Exercise Price: $7,200.00	30,998,743	43	1,701,940
TOTAL PURCHASED OPTIONS (Cost $10,082,557)			5,376,505

	Shares
REAL ESTATE INVESTMENT TRUSTS - 1.5%
REITS - 1.5%
Invitation Homes, Inc.	7,630	219,515
Mid-America Apartment Communities, Inc.	2,295	296,468
Realty Income Corp.	6,977	448,202
SBA Communications Corp.	1,348	298,178
Sun Communities, Inc.	1,861	237,910
VICI Properties, Inc.	11,978	349,758
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,803,201)		1,850,031
RIGHTS - 0.0%(f)
Diversified Financial Services - 0.0%(f)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00(a)	1,577	16
TOTAL RIGHTS (Cost $0)		16
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.6% Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(g)	4,524,832	4,524,832
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,524,832)		4,524,832
TOTAL INVESTMENTS - 103.3% (Cost $121,844,811)		$128,205,548
Money Market Deposit Account - 0.5%(h)		595,322
Liabilities in Excess of Other Assets - (3.8)%		(4,700,061)
TOTAL NET ASSETS - 100.0%		$124,100,809

The accompanying notes are an integral part of these financial statements.

21

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $4,451,601.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

22

INNOVATOR EQUITY MANAGED 100 BUFFER ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%
S&P 500 Index(a)(b)
Expiration: 05/01/2026; Exercise Price: $7,290.00	$(39,649,555)	(55)	$(3,025)
Expiration: 05/06/2026; Exercise Price: $7,280.00	(38,928,654)	(54)	(76,410)
Expiration: 05/11/2026; Exercise Price: $7,340.00	(39,649,555)	(55)	(67,375)
TOTAL WRITTEN OPTIONS (Premiums received $321,723)			$(146,810)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Common Stocks	$116,454,164	93.9%
Purchased Options	5,376,505	4.3
Real Estate Investment Trusts	1,850,031	1.5
Rights	16	0.0(a)
Written Options	(146,810)	(0.1)
Investments Purchased with Proceeds from Securities Lending	4,524,832	3.6
Money Market Deposit Account	595,322	0.5
Liabilities in Excess of Other Assets	(4,553,251)	(3.7)
	$124,100,809	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

23

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Advertising - 0.0%(a)
Trade Desk, Inc. - Class A(b)	160	$3,774
Aerospace/Defense - 2.0%
FTAI Aviation Ltd.	4,478	1,118,022
General Electric Co.	43,538	12,622,972
HEICO Corp.	9,295	2,508,906
HEICO Corp. - Class A	6,595	1,378,487
Lockheed Martin Corp.	14,671	7,599,138
Rocket Lab Corp.(b)	31,725	2,617,630
TransDigm Group, Inc.	4,476	5,192,071
		33,037,226
Airlines - 0.1%
Southwest Airlines Co.	57,313	2,173,309
Apparel - 0.1%
Deckers Outdoor Corp.(b)	23,383	2,389,743
Auto Manufacturers - 2.3%
Ford Motor Co.	380,171	4,592,466
General Motors Co.	60,369	4,641,772
Tesla, Inc.(b)	76,588	29,228,279
		38,462,517
Banks - 3.9%
Bank of America Corp.	247,987	13,257,385
Citizens Financial Group, Inc.	94,852	6,170,123
First Citizens BancShares, Inc./NC - Class A(c)	325	644,741
Huntington Bancshares, Inc./OH	279,887	4,690,906
JPMorgan Chase & Co.	87,598	27,438,322
Morgan Stanley	32,729	6,237,820
Regions Financial Corp.	202,723	5,787,742
		64,227,039
Beverages - 1.4%
Coca-Cola Co.	184,956	14,567,134
Constellation Brands, Inc. - Class A	17,448	2,732,008
Keurig Dr Pepper, Inc.(c)	175,774	5,167,756
		22,466,898
Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc.(b)	3,599	1,113,855
Amgen, Inc.	26,281	9,099,796
Illumina, Inc.(b)	32,810	4,158,339
Royalty Pharma PLC - Class A	70,692	3,540,962
		17,912,952

The accompanying notes are an integral part of these financial statements.

24

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Building Materials - 0.7%
Carlisle Cos., Inc.(c)	11,730	$4,167,200
Trane Technologies PLC	14,600	7,191,084
		11,358,284
Chemicals - 1.2%
Dow, Inc.	140,002	5,668,681
Linde PLC	19,277	9,660,476
PPG Industries, Inc.	42,246	4,583,691
		19,912,848
Commercial Services - 0.4%
Affirm Holdings, Inc.(b)(c)	10,548	678,025
Klarna Group PLC(b)(c)	104,287	1,451,675
Toast, Inc. - Class A(b)	10,919	311,410
TransUnion(c)	22,166	1,573,786
United Rentals, Inc.	3,431	3,293,211
		7,308,107
Computers - 9.2%
Apple, Inc.	400,962	108,801,039
Crowdstrike Holdings, Inc. - Class A(b)	15,822	7,052,657
Dell Technologies, Inc. - Class C	25,025	5,228,974
Everpure, Inc. - Class A(b)	70	5,001
Fortinet, Inc.(b)	66,833	5,634,690
HP, Inc.	234,611	4,893,985
International Business Machines Corp.	34,202	7,899,978
Lumentum Holdings, Inc.(b)(c)	2,450	2,210,684
Sandisk Corp./DE(b)	6,658	7,300,564
Super Micro Computer, Inc.(b)(c)	70,281	1,925,699
Zscaler, Inc.(b)	3,416	446,403
		151,399,674
Cosmetics/Personal Care - 0.8%
Procter & Gamble Co.	86,846	12,774,178
Distribution/Wholesale - 0.2%
Watsco, Inc.(c)	8,450	3,699,748
Diversified Financial Services - 4.1%
American Express Co.	19,740	6,377,007
Blackrock, Inc.	4,969	5,294,966
Circle Internet Group, Inc.(b)	11,126	1,011,131
CME Group, Inc.	22,504	6,477,101
Interactive Brokers Group, Inc. - Class A	50,500	4,014,750
LPL Financial Holdings, Inc.	2,216	740,432
Mastercard, Inc. - Class A	28,490	14,328,191
Nasdaq, Inc.	56,657	5,207,345
Rocket Cos., Inc. - Class A(b)	84,858	1,240,624
SoFi Technologies, Inc.(b)	35,019	563,806

The accompanying notes are an integral part of these financial statements.

25

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Financial Services - (Continued)
T Rowe Price Group, Inc.(c)	20,595	$2,118,814
TPG, Inc.	13,400	584,508
Tradeweb Markets, Inc. - Class A	9,877	1,118,570
Visa, Inc. - Class A	56,733	18,712,813
		67,790,058
Electric - 2.4%
Alliant Energy Corp.(c)	49,122	3,607,028
Ameren Corp.	22,405	2,546,328
CenterPoint Energy, Inc.	105,210	4,592,417
CMS Energy Corp.	52,693	4,043,661
Consolidated Edison, Inc.	35,473	3,954,885
DTE Energy Co.	30,363	4,605,764
Entergy Corp.	45,952	5,418,200
Evergy, Inc.	35,766	2,962,855
Eversource Energy	65,826	4,653,898
PPL Corp.	106,098	3,972,309
		40,357,345
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	19,646	4,626,633
Electronics - 0.4%
TE Connectivity PLC	26,668	5,644,549
Trimble, Inc.(b)	11,627	782,729
		6,427,278
Entertainment - 0.2%
Live Nation Entertainment, Inc.(b)(c)	18,875	2,981,117
Environmental Control - 0.7%
Republic Services, Inc.	22,715	4,752,432
Waste Management, Inc.	27,038	6,287,687
		11,040,119
Food - 0.5%
General Mills, Inc.	76,589	2,704,358
Hershey Co.	22,019	4,089,809
McCormick & Co., Inc./MD	22,237	1,130,529
		7,924,696
Healthcare-Products - 1.7%
Abbott Laboratories	52,462	4,763,025
GE HealthCare Technologies, Inc.	33,502	2,038,262
Intuitive Surgical, Inc.(b)	16,539	7,568,412
Natera, Inc.(b)(c)	3,914	806,910
Thermo Fisher Scientific, Inc.	12,798	6,129,730
West Pharmaceutical Services, Inc.	16,709	4,972,431
Zimmer Biomet Holdings, Inc.(c)	30,036	2,475,868
		28,754,638

The accompanying notes are an integral part of these financial statements.

26

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Services - 1.0%
HCA Healthcare, Inc.	11,498	$4,995,306
UnitedHealth Group, Inc.	29,978	11,106,250
		16,101,556
Insurance - 2.8%
Berkshire Hathaway, Inc. - Class B(b)	44,188	20,927,437
Hartford Insurance Group, Inc.	43,001	5,882,967
Loews Corp.	40,960	4,612,506
Markel Group, Inc.(b)	1,786	3,165,631
Principal Financial Group, Inc.	34,832	3,514,897
Prudential Financial, Inc.	40,451	3,968,648
W R Berkley Corp.(c)	54,579	3,647,514
		45,719,600
Internet - 15.0%
Alphabet, Inc. - Class A	158,939	61,159,727
Alphabet, Inc. - Class C	137,037	52,339,912
Amazon.com, Inc.(b)	266,022	70,511,791
Booking Holdings, Inc.	20,810	3,503,572
Coupang, Inc.(b)	18,523	370,090
Expedia Group, Inc.	10,835	2,691,089
MercadoLibre, Inc.(b)	989	1,772,911
Meta Platforms, Inc. - Class A	55,202	33,778,656
Netflix, Inc.(b)	139,341	13,043,711
Reddit, Inc. - Class A(b)	9,565	1,408,255
Spotify Technology SA(b)	5,166	2,306,877
Uber Technologies, Inc.(b)	60,566	4,518,829
		247,405,420
Iron/Steel - 0.3%
Nucor Corp.	14,504	3,267,606
Reliance, Inc.	4,734	1,716,075
		4,983,681
Leisure Time - 0.1%
Viking Holdings Ltd.(b)	26,634	2,181,591
Machinery-Construction & Mining - 2.1%
Bloom Energy Corp. - Class A(b)	10,521	2,981,231
Caterpillar, Inc.	18,322	16,308,595
GE Vernova, Inc.	11,323	12,268,018
Vertiv Holdings Co. - Class A	8,503	2,793,150
		34,350,994
Machinery-Diversified - 0.7%
Dover Corp.	24,423	5,529,611
Westinghouse Air Brake Technologies Corp.	20,676	5,580,246
		11,109,857

The accompanying notes are an integral part of these financial statements.

27

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media - 0.7%
EchoStar Corp. - Class A(b)(c)	16,877	$2,078,234
Walt Disney Co.	84,559	8,772,996
		10,851,230
Mining - 0.5%
Anglogold Ashanti PLC	19,411	1,819,393
Freeport-McMoRan, Inc.	90,426	5,224,814
Southern Copper Corp.(c)	8,764	1,504,641
		8,548,848
Miscellaneous Manufacturing - 0.3%
3M Co.	39,219	5,746,368
Oil & Gas - 2.5%
Chevron Corp.	70,486	13,625,649
ConocoPhillips	64,920	8,165,637
Exxon Mobil Corp.	123,688	19,088,769
		40,880,055
Oil & Gas Services - 0.4%
Halliburton Co.	139,379	5,895,732
Pharmaceuticals - 4.5%
AbbVie, Inc.	65,465	13,834,064
Cencora, Inc.	15,467	4,763,991
Eli Lilly & Co.	25,427	23,764,074
Johnson & Johnson	89,547	20,582,378
Merck & Co., Inc.	103,095	11,255,912
		74,200,419
Pipelines - 0.8%
Cheniere Energy, Inc.	11,331	3,115,459
Kinder Morgan, Inc.	230,644	7,581,268
Venture Global, Inc. - Class A(c)	185,759	2,465,022
		13,161,749
Private Equity - 0.1%
Carlyle Group, Inc.	46,232	2,314,836
Retail - 4.8%
Costco Wholesale Corp.	15,621	15,847,973
Darden Restaurants, Inc.	21,848	4,381,835
Ferguson Enterprises, Inc.	8,359	2,237,788
Home Depot, Inc.	37,733	12,406,610
Lowe’s Cos., Inc.	30,376	7,253,485
McDonald’s Corp.	37,524	11,016,671
Ross Stores, Inc.	25,897	5,899,078
Walmart, Inc.	146,796	19,366,796
		78,410,236

The accompanying notes are an integral part of these financial statements.

28

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - 16.2%
Advanced Micro Devices, Inc.(b)	54,724	$19,399,111
Broadcom, Inc.	132,567	55,337,443
Entegris, Inc.	36,811	5,204,339
GLOBALFOUNDRIES, Inc.(b)	6,438	415,895
Intel Corp.(b)	173,363	16,379,336
Lam Research Corp.	57,115	14,727,674
Marvell Technology, Inc.	43,136	7,123,910
Micron Technology, Inc.	40,284	20,833,273
NVIDIA Corp.	637,596	127,245,034
		266,666,015
Software - 7.7%
Cloudflare, Inc. - Class A(b)	8,787	1,801,071
Fair Isaac Corp.(b)	2,123	2,176,075
Figma, Inc. - Class A(b)(c)	23,367	413,596
Fiserv, Inc.(b)	79,271	4,966,328
Intuit, Inc.	15,711	6,103,724
Microsoft Corp.	182,742	74,518,533
MongoDB, Inc.(b)	10,428	2,615,655
Oracle Corp.	31,490	5,082,171
Palantir Technologies, Inc. - Class A(b)	57,300	7,971,003
ROBLOX Corp. - Class A(b)	20,226	1,117,689
Salesforce, Inc.	21,704	3,831,407
Samsara, Inc. - Class A(b)(c)	14,810	425,639
Snowflake, Inc. - Class A(b)	8,919	1,217,176
SS&C Technologies Holdings, Inc.	18,543	1,285,030
Strategy, Inc. - Class A(b)(c)	12,542	2,075,074
Synopsys, Inc.(b)	14,193	6,849,542
Veeva Systems, Inc. - Class A(b)	7,327	1,142,792
Zoom Communications, Inc. - Class A(b)	38,093	3,700,735
		127,293,240
Telecommunications - 1.8%
AST SpaceMobile, Inc.(b)(c)	5,158	381,176
AT&T, Inc.	386,772	10,106,352
Ciena Corp.(b)	4,028	2,125,092
Cisco Systems, Inc.	177,589	16,249,394
Ubiquiti, Inc.	1,015	1,027,190
		29,889,204
Transportation - 0.9%
Expeditors International of Washington, Inc.	17,042	2,520,341
Old Dominion Freight Line, Inc.	25,113	5,334,755
United Parcel Service, Inc. - Class B	59,851	6,511,789
		14,366,885
TOTAL COMMON STOCKS (Cost $1,305,940,696)		1,597,105,697

The accompanying notes are an integral part of these financial statements.

29

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

		Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.6%
REITS - 1.6%
Essex Property Trust, Inc.		16,675	$4,389,027
Invitation Homes, Inc.		71,620	2,060,507
Mid-America Apartment Communities, Inc.		31,815	4,109,862
Public Storage(c)		19,153	5,792,825
SBA Communications Corp.		19,317	4,272,920
Sun Communities, Inc.		34,177	4,369,188
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $24,285,599)			24,994,329
	Notional Amount	Contracts
PURCHASED OPTIONS - 1.2%(b)
Put Options - 1.2%
State Street SPDR S&P 500 ETF Trust(d)(e)(f)
Expiration: 06/30/2026; Exercise Price: $555.00	$407,049,024	5,664	540,912
Expiration: 09/30/2026; Exercise Price: $598.00	407,049,024	5,664	3,743,904
Expiration: 12/31/2026; Exercise Price: $615.00	407,049,024	5,664	7,646,400
Expiration: 03/31/2027; Exercise Price: $584.00	407,049,024	5,664	7,898,448
TOTAL PURCHASED OPTIONS (Cost $46,605,458)			19,829,664
		Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.4% Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(g)		40,185,523	40,185,523
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $40,185,523)			40,185,523
TOTAL INVESTMENTS - 102.1% (Cost $1,417,017,276)			$1,682,115,213
Money Market Deposit Account - 0.5%(h)			8,386,734
Liabilities in Excess of Other Assets - (2.6)%			(42,466,339)
TOTAL NET ASSETS - 100.0%			$1,648,035,608

The accompanying notes are an integral part of these financial statements.

30

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $40,281,213.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

31

INNOVATOR EQUITY MANAGED FLOOR ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%
S&P 500 Index(a)(b)
Expiration: 05/01/2026; Exercise Price: $7,290.00	$(555,093,770)	(770)	$(42,350)
Expiration: 05/06/2026; Exercise Price: $7,280.00	(539,954,849)	(749)	(1,059,835)
Expiration: 05/11/2026; Exercise Price: $7,340.00	(537,071,245)	(745)	(912,625)
TOTAL WRITTEN OPTIONS (Premiums received $4,435,364)			$(2,014,810)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Common Stocks	$1,597,105,697	96.9%
Real Estate Investment Trusts	24,994,329	1.6
Purchased Options	19,829,664	1.2
Written Options	(2,014,810)	(0.1)
Investments Purchased with Proceeds from Securities Lending	40,185,523	2.4
Money Market Deposit Account	8,386,734	0.5
Liabilities in Excess of Other Assets	(40,451,529)	(2.5)
	$1,648,035,608	100.0%

The accompanying notes are an integral part of these financial statements.

32

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 49.8%
Advertising - 0.0%(a)
Omnicom Group, Inc.	36	$2,762
Trade Desk, Inc. - Class A(b)	50	1,179
		3,941
Aerospace/Defense - 1.1%
Boeing Co.(b)	86	19,697
FTAI Aviation Ltd.	12	2,996
General Dynamics Corp.	25	8,607
General Electric Co.	121	35,081
HEICO Corp.	5	1,350
HEICO Corp. - Class A	9	1,881
Howmet Aerospace, Inc.	46	11,180
L3Harris Technologies, Inc.	21	6,731
Lockheed Martin Corp.	27	13,985
Northrop Grumman Corp.	16	9,272
Rocket Lab Corp.(b)(c)	56	4,621
RTX Corp.	154	27,115
TransDigm Group, Inc.	6	6,960
		149,476
Agriculture - 0.3%
Altria Group, Inc.	193	14,021
Archer-Daniels-Midland Co.	55	4,100
Philip Morris International, Inc.	178	29,383
		47,504
Airlines - 0.1%
Delta Air Lines, Inc.	75	5,099
Southwest Airlines Co.	53	2,010
United Airlines Holdings, Inc.(b)	37	3,330
		10,439
Apparel - 0.1%
Deckers Outdoor Corp.(b)	17	1,737
NIKE, Inc. - Class B	135	5,989
Tapestry, Inc.	23	3,336
		11,062
Auto Manufacturers - 1.2%
Cummins, Inc.	16	10,736
Ford Motor Co.	448	5,412
General Motors Co.	107	8,227
PACCAR, Inc.	59	7,009
Rivian Automotive, Inc. - Class A(b)(c)	92	1,509
Tesla, Inc.(b)	332	126,701
		159,594

The accompanying notes are an integral part of these financial statements.

33

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Auto Parts & Equipment - 0.0%(a)
Aptiv PLC(b)	25	$1,506
Versigent PLC(b)	8	280
		1,786
Banks - 2.0%
Bank of America Corp.	726	38,812
Bank of New York Mellon Corp.	80	10,750
Citigroup, Inc.(c)	205	26,236
Citizens Financial Group, Inc.	49	3,187
Fifth Third Bancorp	76	3,858
First Citizens BancShares, Inc./NC - Class A	1	1,984
Huntington Bancshares, Inc./OH(c)	179	3,000
JPMorgan Chase & Co.	311	97,415
KeyCorp	106	2,344
Morgan Stanley	139	26,492
Northern Trust Corp.	22	3,659
PNC Financial Services Group, Inc.	45	10,035
Regions Financial Corp.	100	2,855
State Street Corp.	32	4,891
Truist Financial Corp.	147	7,570
US Bancorp	172	9,745
Wells Fargo & Co.	360	29,603
		282,436
Beverages - 0.5%
Coca-Cola Co.	444	34,969
Constellation Brands, Inc. - Class A	18	2,818
Keurig Dr Pepper, Inc.(c)	147	4,322
Monster Beverage Corp.(b)	80	6,166
PepsiCo, Inc.	157	24,883
		73,158
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc.(b)	15	4,642
Amgen, Inc.	62	21,468
Biogen, Inc.(b)	17	3,218
Corteva, Inc.	77	6,238
Gilead Sciences, Inc.	142	18,579
Illumina, Inc.(b)	18	2,281
Incyte Corp.(b)(c)	19	1,810
Insmed, Inc.(b)(c)	24	3,272
Regeneron Pharmaceuticals, Inc.	11	7,778
Royalty Pharma PLC - Class A	45	2,254
Vertex Pharmaceuticals, Inc.(b)	29	12,394
		83,934

The accompanying notes are an integral part of these financial statements.

34

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Building Materials - 0.4%
Carlisle Cos., Inc.(c)	5	$1,776
Carrier Global Corp.(c)	90	6,045
CRH PLC	77	9,118
Johnson Controls International PLC	70	10,222
Lennox International, Inc.(c)	4	2,140
Martin Marietta Materials, Inc.	7	4,334
Trane Technologies PLC	25	12,314
Vulcan Materials Co.	15	4,526
		50,475
Chemicals - 0.5%
Air Products and Chemicals, Inc.	25	7,501
Dow, Inc.	81	3,280
DuPont de Nemours, Inc.	48	2,192
Ecolab, Inc.	29	7,557
International Flavors & Fragrances, Inc.	29	2,036
Linde PLC	53	26,560
LyondellBasell Industries NV - Class A	29	2,163
PPG Industries, Inc.	26	2,821
Qnity Electronics, Inc.	24	3,376
Sherwin-Williams Co.	26	8,362
		65,848
Commercial Services - 0.6%
Affirm Holdings, Inc.(b)(c)	28	1,800
Automatic Data Processing, Inc.	46	9,749
Block, Inc.(b)	62	4,371
Cintas Corp.	39	6,814
Corpay, Inc.(b)	8	2,452
Equifax, Inc.	14	2,435
Global Payments, Inc.	27	1,943
Klarna Group PLC(b)	22	306
Moody’s Corp.	18	8,313
PayPal Holdings, Inc.	107	5,365
Quanta Services, Inc.	17	12,372
Rollins, Inc.	34	1,895
S&P Global, Inc.	35	15,093
Toast, Inc. - Class A(b)	54	1,540
TransUnion	22	1,562
United Rentals, Inc.	7	6,719
Verisk Analytics, Inc.(c)	16	2,952
		85,681
Computers - 4.3%
Accenture PLC - Class A	71	12,688
Amdocs Ltd.	12	776
Apple, Inc.	1,650	447,728

The accompanying notes are an integral part of these financial statements.

35

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Computers - (Continued)
Cognizant Technology Solutions Corp. - Class A	55	$2,910
Crowdstrike Holdings, Inc. - Class A(b)	28	12,481
Dell Technologies, Inc. - Class C	34	7,104
Everpure, Inc. - Class A(b)	36	2,572
Fortinet, Inc.(b)	72	6,070
Gartner, Inc.(b)(c)	8	1,188
Hewlett Packard Enterprise Co.	153	4,402
HP, Inc.	105	2,190
International Business Machines Corp.	107	24,715
Leidos Holdings, Inc.(c)	15	2,238
Lumentum Holdings, Inc.(b)(c)	8	7,219
NetApp, Inc.	23	2,548
Okta, Inc.(b)	19	1,399
Sandisk Corp./DE(b)	16	17,544
Seagate Technology Holdings PLC	23	15,494
Super Micro Computer, Inc.(b)(c)	58	1,589
Western Digital Corp.	39	16,946
Zscaler, Inc.(b)	11	1,438
		591,239
Cosmetics/Personal Care - 0.4%
Colgate-Palmolive Co.	92	7,853
Estee Lauder Cos., Inc. - Class A(c)	28	2,148
Kenvue, Inc.(c)	220	3,857
Procter & Gamble Co.	268	39,420
		53,278
Distribution/Wholesale - 0.1%
Copart, Inc.(b)	99	3,278
Fastenal Co.(c)	131	5,886
Watsco, Inc.(c)	4	1,751
WW Grainger, Inc.	5	5,807
		16,722
Diversified Financial Services - 1.8%
American Express Co.	62	20,029
Ameriprise Financial, Inc.	11	5,223
Apollo Global Management, Inc.	49	6,307
Ares Management Corp. - Class A	24	2,818
Blackrock, Inc.	18	19,181
Blue Owl Capital, Inc. - Class A	72	702
Capital One Financial Corp.	72	13,774
Cboe Global Markets, Inc.	12	3,601
Charles Schwab Corp.	192	17,595
Circle Internet Group, Inc.(b)	16	1,454
CME Group, Inc.	41	11,801
Coinbase Global, Inc. - Class A(b)(c)	25	4,694

The accompanying notes are an integral part of these financial statements.

36

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Financial Services - (Continued)
Interactive Brokers Group, Inc. - Class A	48	$3,816
Intercontinental Exchange, Inc.	65	10,276
LPL Financial Holdings, Inc.	9	3,007
Mastercard, Inc. - Class A(c)	91	45,766
Nasdaq, Inc.	49	4,504
Raymond James Financial, Inc.	20	3,166
Rocket Cos., Inc. - Class A(b)	105	1,535
SoFi Technologies, Inc.(b)	143	2,302
Synchrony Financial	41	3,124
T Rowe Price Group, Inc.	25	2,572
TPG, Inc.	15	654
Tradeweb Markets, Inc. - Class A	13	1,472
Visa, Inc. - Class A	193	63,659
		253,032
Electric - 1.1%
Alliant Energy Corp.(c)	29	2,129
Ameren Corp.	31	3,523
American Electric Power Co., Inc.	61	8,364
CenterPoint Energy, Inc.	75	3,274
CMS Energy Corp.	35	2,686
Consolidated Edison, Inc.	41	4,571
Constellation Energy Corp.	36	11,268
Dominion Energy, Inc.(c)	98	6,321
DTE Energy Co.	24	3,641
Duke Energy Corp.	89	11,530
Edison International	44	3,057
Entergy Corp.	51	6,013
Evergy, Inc.	26	2,154
Eversource Energy	43	3,040
Exelon Corp.	116	5,335
FirstEnergy Corp.	63	2,994
NextEra Energy, Inc.	239	23,393
NRG Energy, Inc.	22	3,423
PG&E Corp.	252	4,188
PPL Corp.	85	3,182
Public Service Enterprise Group, Inc.	57	4,655
Sempra	75	7,134
Southern Co.(c)	126	12,184
Vistra Corp.	38	5,998
WEC Energy Group, Inc.	37	4,364
Xcel Energy, Inc.(c)	68	5,641
		154,062

The accompanying notes are an integral part of these financial statements.

37

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	26	$6,123
Eaton Corp. PLC	44	19,053
Emerson Electric Co.	64	8,988
		34,164
Electronics - 0.6%
Amphenol Corp. - Class A(c)	138	20,323
Coherent Corp.(b)	15	4,796
Flex Ltd.(b)	42	3,845
Fortive Corp.(c)	36	2,152
Garmin Ltd.(c)	18	4,521
Honeywell International, Inc.	73	15,646
Hubbell, Inc.(c)	6	3,049
Jabil, Inc.	12	4,050
Keysight Technologies, Inc.(b)	20	6,998
Mettler-Toledo International, Inc.(b)	2	2,553
TE Connectivity PLC	34	7,196
Trimble, Inc.(b)	27	1,818
		76,947
Energy-Alternate Sources - 0.0%(a)
First Solar, Inc.(b)	12	2,423
Engineering & Construction - 0.1%
Comfort Systems USA, Inc.	4	7,361
EMCOR Group, Inc.	5	4,459
Jacobs Solutions, Inc.	13	1,682
		13,502
Entertainment - 0.1%
DraftKings, Inc. - Class A(b)	55	1,282
Flutter Entertainment PLC(b)	20	2,159
Live Nation Entertainment, Inc.(b)(c)	18	2,843
TKO Group Holdings, Inc.	8	1,489
Warner Music Group Corp. - Class A	16	452
		8,225
Environmental Control - 0.1%
Republic Services, Inc.	23	4,812
Veralto Corp.	27	2,382
Waste Management, Inc.	46	10,697
		17,891
Food - 0.2%
General Mills, Inc.	61	2,154
Hershey Co.	17	3,158
Kraft Heinz Co.	98	2,221
Kroger Co.	67	4,561
McCormick & Co., Inc./MD	29	1,474

The accompanying notes are an integral part of these financial statements.

38

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food - (Continued)
Mondelez International, Inc. - Class A(c)	148	$9,093
Sysco Corp.	55	4,109
Tyson Foods, Inc. - Class A(c)	32	2,050
		28,820
Forest Products & Paper - 0.0%(a)
International Paper Co.	60	1,825
Gas - 0.0%(a)
Atmos Energy Corp.(c)	18	3,420
NiSource, Inc.	55	2,655
		6,075
Healthcare-Products - 1.0%
Abbott Laboratories	199	18,067
Agilent Technologies, Inc.	32	3,698
Boston Scientific Corp.(b)	170	9,794
Cooper Cos., Inc.(b)	22	1,384
Danaher Corp.	72	12,884
Edwards Lifesciences Corp.(b)	65	5,427
GE HealthCare Technologies, Inc.(c)	52	3,164
IDEXX Laboratories, Inc.(b)(c)	9	5,047
Insulet Corp.(b)	8	1,377
Intuitive Surgical, Inc.(b)	40	18,304
Medtronic PLC	147	11,903
Natera, Inc.(b)(c)	15	3,092
ResMed, Inc.(c)	17	3,635
STERIS PLC	11	2,386
Stryker Corp.	40	12,605
Thermo Fisher Scientific, Inc.	43	20,595
Waters Corp.(b)	11	3,402
West Pharmaceutical Services, Inc.	8	2,381
Zimmer Biomet Holdings, Inc.(c)	23	1,896
		141,041
Healthcare-Services - 0.6%
Centene Corp.(b)	56	3,007
Cigna Group	30	8,717
Elevance Health, Inc.	25	9,410
HCA Healthcare, Inc.	18	7,820
Humana, Inc.	14	3,310
IQVIA Holdings, Inc.(b)	19	3,009
Labcorp Holdings, Inc.	9	2,311
Quest Diagnostics, Inc.(c)	13	2,525
UnitedHealth Group, Inc.	104	38,530
		78,639

The accompanying notes are an integral part of these financial statements.

39

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Home Builders - 0.1%
DR Horton, Inc.	30	$4,616
Lennar Corp. - Class A	25	2,258
Lennar Corp. - Class B	1	88
PulteGroup, Inc.	22	2,692
		9,654
Household Products/Wares - 0.0%(a)
Church & Dwight Co., Inc.(c)	28	2,718
Kimberly-Clark Corp.	38	3,740
		6,458
Insurance - 1.3%
Aflac, Inc.	54	6,138
Allstate Corp.	30	6,518
American International Group, Inc.	62	4,638
Aon PLC - Class A	22	6,856
Arch Capital Group Ltd.(b)	40	3,778
Arthur J Gallagher & Co.	29	5,986
Berkshire Hathaway, Inc. - Class B(b)	157	74,355
Brown & Brown, Inc.	33	1,985
Chubb Ltd.	42	13,734
Cincinnati Financial Corp.	18	2,945
Everest Group Ltd.	5	1,784
Hartford Insurance Group, Inc.	32	4,378
Loews Corp.	20	2,252
Markel Group, Inc.(b)	1	1,772
Marsh & McLennan Cos., Inc.	56	9,392
MetLife, Inc.	63	5,046
Principal Financial Group, Inc.(c)	25	2,523
Progressive Corp.	67	13,486
Prudential Financial, Inc.	40	3,924
Ryan Specialty Holdings, Inc.	12	417
Travelers Cos., Inc.	25	7,629
W R Berkley Corp.	34	2,272
Willis Towers Watson PLC	11	2,818
		184,626
Internet - 7.8%
Airbnb, Inc. - Class A(b)	47	6,597
Alphabet, Inc. - Class A	666	256,277
Alphabet, Inc. - Class C	577	220,379
Amazon.com, Inc.(b)	1,095	290,241
AppLovin Corp. - Class A(b)	29	12,944
Booking Holdings, Inc.	100	16,836
CDW Corp./DE(c)	15	2,054
Coupang, Inc.(b)	130	2,597
DoorDash, Inc. - Class A(b)	39	6,577

The accompanying notes are an integral part of these financial statements.

40

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - (Continued)
eBay, Inc.	52	$5,381
Expedia Group, Inc.	13	3,229
GoDaddy, Inc. - Class A(b)	15	1,302
MercadoLibre, Inc.(b)	5	8,963
Meta Platforms, Inc. - Class A	249	152,366
Netflix, Inc.(b)	524	49,052
Palo Alto Networks, Inc.(b)	79	14,166
Pinterest, Inc. - Class A(b)	68	1,337
Reddit, Inc. - Class A(b)(c)	15	2,208
Robinhood Markets, Inc. - Class A(b)	86	6,269
Snap, Inc. - Class A(b)	128	777
Spotify Technology SA(b)	18	8,038
Uber Technologies, Inc.(b)	230	17,160
VeriSign, Inc.	9	2,418
		1,087,168
Iron/Steel - 0.1%
Nucor Corp.	26	5,857
Reliance, Inc.	6	2,175
Steel Dynamics, Inc.	16	3,659
		11,691
Leisure Time - 0.1%
Amer Sports, Inc.(b)	17	596
Carnival Corp.(b)	120	3,181
Royal Caribbean Cruises Ltd.(c)	29	7,649
Viking Holdings Ltd.(b)	15	1,229
		12,655
Lodging - 0.1%
Hilton Worldwide Holdings, Inc.	26	8,426
Las Vegas Sands Corp.	37	2,020
Marriott International, Inc./MD - Class A	27	9,766
		20,212
Machinery-Construction & Mining - 0.7%
Bloom Energy Corp. - Class A(b)	25	7,084
Caterpillar, Inc.(c)	54	48,066
GE Vernova, Inc.	31	33,587
Vertiv Holdings Co. - Class A	40	13,140
		101,877
Machinery-Diversified - 0.3%
Deere & Co.	28	16,516
Dover Corp.	16	3,622
Ingersoll Rand, Inc.	45	3,594
Otis Worldwide Corp.	45	3,505
Rockwell Automation, Inc.	13	5,316

The accompanying notes are an integral part of these financial statements.

41

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery-Diversified - (Continued)
Symbotic, Inc.(b)(c)	7	$414
Westinghouse Air Brake Technologies Corp.	19	5,128
Xylem, Inc./NY(c)	28	3,308
		41,403
Media - 0.3%
Charter Communications, Inc. - Class A(b)(c)	9	1,487
Comcast Corp. - Class A	411	11,113
EchoStar Corp. - Class A(b)	14	1,724
Fox Corp. - Class A	24	1,524
Fox Corp. - Class B	17	969
Walt Disney Co.	205	21,269
Warner Bros Discovery, Inc.(b)	261	7,060
		45,146
Mining - 0.2%
Anglogold Ashanti PLC	57	5,343
Freeport-McMoRan, Inc.(c)	164	9,476
Newmont Corp.	125	13,886
Southern Copper Corp.(c)	10	1,731
		30,436
Miscellaneous Manufacturing - 0.3%
3M Co.	61	8,938
Axon Enterprise, Inc.(b)	9	3,616
Illinois Tool Works, Inc.	33	8,514
Parker-Hannifin Corp.	15	13,641
Teledyne Technologies, Inc.(b)	5	3,229
		37,938
Oil & Gas - 1.4%
Chevron Corp.	216	41,755
ConocoPhillips	142	17,861
Coterra Energy, Inc.	86	3,088
Devon Energy Corp.	67	3,442
Diamondback Energy, Inc.	21	4,318
EOG Resources, Inc.	63	8,856
EQT Corp.	71	4,266
Expand Energy Corp.	24	2,452
Exxon Mobil Corp.	483	74,541
Marathon Petroleum Corp.	34	8,442
Occidental Petroleum Corp.	88	5,331
Phillips 66	46	8,241
Texas Pacific Land Corp.(c)	6	2,662
Valero Energy Corp.	35	8,840
		194,095

The accompanying notes are an integral part of these financial statements.

42

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas Services - 0.2%
Baker Hughes Co.	113	$7,873
Halliburton Co.	96	4,061
SLB Ltd.	171	9,726
		21,660
Packaging & Containers - 0.0%(a)
Amcor PLC(c)	53	2,016
Packaging Corp. of America	10	2,135
Smurfit Westrock PLC(c)	59	2,265
		6,416
Pharmaceuticals - 2.2%
AbbVie, Inc.	202	42,687
Becton Dickinson & Co.	33	4,918
Bristol-Myers Squibb Co.	233	14,117
Cardinal Health, Inc.	27	5,208
Cencora, Inc.	20	6,160
CVS Health Corp.	145	12,077
Dexcom, Inc.(b)	45	2,680
Eli Lilly & Co.	97	90,656
Johnson & Johnson	276	63,439
McKesson Corp.	14	11,413
Merck & Co., Inc.	285	31,116
Pfizer, Inc.	652	17,408
Zoetis, Inc.	51	5,864
		307,743
Pipelines - 0.3%
Cheniere Energy, Inc.	25	6,874
Kinder Morgan, Inc.	223	7,330
ONEOK, Inc.(c)	72	6,657
Targa Resources Corp.	24	6,242
Venture Global, Inc. - Class A(c)	54	717
Williams Cos., Inc.	140	10,683
		38,503
Private Equity - 0.1%
Blackstone, Inc.	84	10,549
Carlyle Group, Inc.	26	1,302
KKR & Co., Inc.	78	8,138
		19,989
Real Estate - 0.1%
CBRE Group, Inc. - Class A(b)	34	4,853
CoStar Group, Inc.(b)(c)	48	1,661
		6,514

The accompanying notes are an integral part of these financial statements.

43

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail - 2.2%
AutoZone, Inc.(b)	2	$7,408
Best Buy Co., Inc.(c)	21	1,270
Carvana Co.(b)(c)	15	5,937
Chipotle Mexican Grill, Inc.(b)	151	5,133
Costco Wholesale Corp.	51	51,741
Darden Restaurants, Inc.(c)	13	2,607
Dollar General Corp.	25	2,897
Dollar Tree, Inc.(b)	21	2,039
Ferguson Enterprises, Inc.	21	5,622
Genuine Parts Co.	16	1,716
Home Depot, Inc.	114	37,483
Lowe’s Cos., Inc.	64	15,283
Lululemon Athletica, Inc.(b)	12	1,652
McDonald’s Corp.	82	24,074
O’Reilly Automotive, Inc.(b)	97	9,642
Ross Stores, Inc.	36	8,201
Starbucks Corp.	128	13,482
Target Corp.	52	6,747
TJX Cos., Inc.	127	19,907
Tractor Supply Co.	60	2,106
Ulta Beauty, Inc.(b)	5	2,687
Walmart, Inc.	497	65,569
Williams-Sonoma, Inc.	13	2,356
Yum! Brands, Inc.	32	5,109
		300,668
Semiconductors - 8.3%
Advanced Micro Devices, Inc.(b)	185	65,581
Analog Devices, Inc.	56	22,527
Applied Materials, Inc.	91	35,899
Astera Labs, Inc.(b)	15	2,921
Broadcom, Inc.	533	222,490
Entegris, Inc.(c)	17	2,403
GLOBALFOUNDRIES, Inc.(b)	9	581
Intel Corp.(b)	506	47,807
KLA Corp.	15	26,255
Lam Research Corp.	144	37,132
Marvell Technology, Inc.	97	16,020
Microchip Technology, Inc.	61	5,668
Micron Technology, Inc.	129	66,714
Monolithic Power Systems, Inc.	5	8,072
NVIDIA Corp.	2,677	534,249
ON Semiconductor Corp.(b)(c)	46	4,637
QUALCOMM, Inc.	123	22,088

The accompanying notes are an integral part of these financial statements.

44

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - (Continued)
Teradyne, Inc.	18	$6,182
Texas Instruments, Inc.	104	29,232
		1,156,458
Software - 4.1%
Adobe, Inc.(b)	48	11,813
Atlassian Corp. - Class A(b)	19	1,303
Autodesk, Inc.(b)	24	5,688
Broadridge Financial Solutions, Inc.	13	2,002
Cadence Design Systems, Inc.(b)	31	10,217
Cloudflare, Inc. - Class A(b)	36	7,379
CoreWeave, Inc. - Class A(b)(c)	28	3,125
Datadog, Inc. - Class A(b)	36	4,759
Electronic Arts, Inc.	26	5,262
Fair Isaac Corp.(b)	3	3,075
Figma, Inc. - Class A(b)(c)	23	407
Fiserv, Inc.(b)	61	3,822
HubSpot, Inc.(b)	6	1,331
Intuit, Inc.	31	12,043
IonQ, Inc.(b)	40	1,805
Microsoft Corp.	841	342,943
MongoDB, Inc.(b)	9	2,257
MSCI, Inc.	8	4,731
Oracle Corp.	193	31,148
Palantir Technologies, Inc. - Class A(b)	243	33,804
Paychex, Inc.	37	3,427
PTC, Inc.(b)	13	1,772
ROBLOX Corp. - Class A(b)	72	3,979
Roper Technologies, Inc.	12	4,258
Salesforce, Inc.	104	18,359
Samsara, Inc. - Class A(b)	36	1,035
ServiceNow, Inc.(b)	119	10,509
Snowflake, Inc. - Class A(b)	37	5,049
SS&C Technologies Holdings, Inc.	24	1,663
Strategy, Inc. - Class A(b)(c)	31	5,129
Synopsys, Inc.(b)	22	10,617
Take-Two Interactive Software, Inc.(b)	20	4,275
Tyler Technologies, Inc.(b)	5	1,706
Veeva Systems, Inc. - Class A(b)	17	2,651
Workday, Inc. - Class A(b)	24	2,938
Zoom Communications, Inc.(b)(c)	30	2,914
		569,195

The accompanying notes are an integral part of these financial statements.

45

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Telecommunications - 1.1%
Arista Networks, Inc.(b)	119	$20,552
AST SpaceMobile, Inc.(b)(c)	25	1,847
AT&T, Inc.	813	21,244
Ciena Corp.(b)	16	8,441
Cisco Systems, Inc.	453	41,450
Corning, Inc.	89	14,617
Credo Technology Group Holding Ltd.(b)	18	3,132
Motorola Solutions, Inc.	19	8,342
T-Mobile US, Inc.	53	10,361
Verizon Communications, Inc.	484	23,247
		153,233
Transportation - 0.5%
CSX Corp.	213	9,677
Expeditors International of Washington, Inc.(c)	15	2,218
FedEx Corp.	25	10,083
JB Hunt Transport Services, Inc.	9	2,264
Norfolk Southern Corp.	26	8,211
Old Dominion Freight Line, Inc.	21	4,461
Union Pacific Corp.(c)	68	18,325
United Parcel Service, Inc. - Class B	85	9,248
		64,487
Water - 0.0%(a)
American Water Works Co., Inc.	22	2,825
TOTAL COMMON STOCKS (Cost $5,949,318)		6,934,269
REAL ESTATE INVESTMENT TRUSTS - 0.9%
REITS - 0.9%
American Tower Corp.	54	9,866
AvalonBay Communities, Inc.	16	2,928
Crown Castle, Inc.(c)	50	4,439
Digital Realty Trust, Inc.	39	7,837
Equinix, Inc.(c)	11	11,911
Equity Residential(c)	39	2,550
Essex Property Trust, Inc.	7	1,843
Extra Space Storage, Inc.	24	3,440
Invitation Homes, Inc.	66	1,899
Iron Mountain, Inc.(c)	34	4,284
Mid-America Apartment Communities, Inc.	13	1,679
Prologis, Inc.	106	15,054
Public Storage	18	5,444
Realty Income Corp.	105	6,745
SBA Communications Corp.	12	2,654
Simon Property Group, Inc.	37	7,537

The accompanying notes are an integral part of these financial statements.

46

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
REITS - (Continued)
Sun Communities, Inc.	14	$1,790
Ventas, Inc.(c)	54	4,745
VICI Properties, Inc.	122	3,562
Welltower, Inc.	79	17,170
Weyerhaeuser Co.	83	2,035
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $106,316)		119,412
RIGHTS - 0.0%(a)
Diversified Financial Services - 0.0%(a)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00(b)	25	0(d)
TOTAL RIGHTS (Cost $0)		0(d)
	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 49.2%
3.59%, 05/28/2026(e)(f)	$6,861,000	6,842,639
TOTAL U.S. TREASURY BILLS (Cost $6,842,557)		6,842,639
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(g)	379,857	379,857
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $379,857)		379,857
TOTAL INVESTMENTS - 102.6% (Cost $13,278,048)		$14,276,177
Money Market Deposit Account - 0.6%(h)		78,347
Liabilities in Excess of Other Assets - (3.2)%		(440,611)
TOTAL NET ASSETS - 100.0%		$13,913,913

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

47

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $378,539.
(d)	Rounds to zero.
(e)	The rate shown is the annualized yield as of April 30, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options.
(g)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

48

INNOVATOR EQUITY PREMIUM INCOME - DAILY PUTWRITE ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%
Put Options - (0.0)%(a)
S&P 500 Mini Index, Expiration: 05/01/2026; Exercise Price: $709.00(b)(c)	$(13,841,280)	(192)	$(1,728)
TOTAL WRITTEN OPTIONS (Premiums received $1,448)			$(1,728)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Common Stocks	$6,934,269	49.8%
Real Estate Investment Trusts	119,412	0.9
Rights	0	0.0(a)
Written Options	(1,728)	0.0(a)
U.S. Treasury Bills	6,842,639	49.2
Investments Purchased with Proceeds from Securities Lending	379,857	2.7
Money Market Deposit Account	78,347	0.6
Liabilities in Excess of Other Assets	(438,883)	(3.2)
	$13,913,913	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

49

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Aerospace/Defense - 2.5%
Airbus SE	1,182	$242,604
BAE Systems PLC	7,569	210,367
Hanwha Aerospace Co. Ltd.	117	111,778
Leonardo SpA	1,897	118,045
Rheinmetall AG	97	154,350
Rolls-Royce Holdings PLC	17,605	283,160
Safran SA	805	257,928
		1,378,232
Agriculture - 0.6%
British American Tobacco PLC	5,602	329,538
Apparel - 0.9%
adidas AG	529	91,515
Asics Corp.	4,900	138,717
Hermes International SCA	51	97,177
LVMH Moet Hennessy Louis Vuitton SE	351	185,955
		513,364
Auto Manufacturers - 2.5%
Bayerische Motoren Werke AG	2,055	187,932
Hyundai Motor Co.	601	215,164
Mercedes-Benz Group AG	3,967	230,862
Toyota Motor Corp.	25,400	490,461
Volvo AB - Class B	6,709	231,875
		1,356,294
Banks - 15.9%
Banco Bilbao Vizcaya Argentaria SA	12,243	270,282
Banco Santander SA	29,098	354,487
Bank of Montreal	2,045	311,398
Bank of Nova Scotia	4,159	323,571
Barclays PLC	47,522	278,999
BNP Paribas SA	2,543	266,316
Canadian Imperial Bank of Commerce	2,763	308,306
Commonwealth Bank of Australia	3,623	452,970
DBS Group Holdings Ltd.	7,100	326,328
Deutsche Bank AG	4,507	140,176
HSBC Holdings PLC	33,912	622,505
ING Groep NV	8,534	247,945
Intesa Sanpaolo SpA	38,389	260,195
Lloyds Banking Group PLC	172,836	234,457
Macquarie Group Ltd.	1,522	257,591
Mitsubishi UFJ Financial Group, Inc.	30,200	543,409
National Australia Bank Ltd.	7,053	202,502
National Bank of Canada	2,096	316,387
Oversea-Chinese Banking Corp. Ltd.	19,500	335,520
Royal Bank of Canada	2,375	427,163

The accompanying notes are an integral part of these financial statements.

50

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
Societe Generale SA	2,280	$183,141
Sparebank 1 Oestlandet	19,093	419,380
Sumitomo Mitsui Financial Group, Inc.	12,300	433,059
Toronto-Dominion Bank	3,701	398,695
UBS Group AG	7,083	312,745
UniCredit SpA	3,388	260,928
Westpac Banking Corp.	9,350	259,163
		8,747,618
Beverages - 0.3%
Diageo PLC	8,152	163,175
Biotechnology - 0.3%
CSL Ltd.	1,591	142,458
Building Materials - 1.3%
AGC, Inc.	5,700	203,489
Mitsubishi Electric Corp.	7,900	314,426
Wienerberger AG	5,941	171,807
		689,722
Chemicals - 2.1%
Air Liquide SA	1,437	308,772
BASF SE	4,103	263,600
Givaudan SA	45	160,395
Nutrien Ltd.	2,619	199,074
Toray Industries, Inc.	30,000	214,813
		1,146,654
Commercial Services - 1.3%
Adyen NV(a)(b)	90	101,245
Edenred SE	4,740	118,383
Recruit Holdings Co. Ltd.	3,700	172,598
RELX PLC	4,232	154,448
SGS SA	1,558	168,771
		715,445
Computers - 0.3%
Fujitsu Ltd.	7,400	150,311
Cosmetics/Personal Care - 1.3%
Haleon PLC	38,356	177,456
L’Oreal SA	510	219,104
Unilever PLC	5,174	302,531
		699,091
Distribution/Wholesale - 3.6%
AddTech AB - Class B	4,641	167,589
IMCD NV	1,705	200,408
ITOCHU Corp.	18,600	230,250

The accompanying notes are an integral part of these financial statements.

51

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Distribution/Wholesale - (Continued)
Marubeni Corp.	5,700	$221,075
Mitsubishi Corp.	10,300	328,300
Mitsui & Co. Ltd.	6,400	241,030
Nagase & Co. Ltd.	47,200	355,006
Sumitomo Corp.	5,900	220,089
		1,963,747
Diversified Financial Services - 2.5%
Daishin Securities Co. Ltd.	12,222	312,719
Deutsche Boerse AG	676	207,551
Hong Kong Exchanges & Clearing Ltd.	4,500	236,936
London Stock Exchange Group PLC	1,351	175,564
Mizuho Leasing Co. Ltd.	28,500	259,778
Nomura Holdings, Inc.	23,700	190,214
		1,382,762
Electric - 1.6%
Iberdrola SA	21,349	499,874
Orsted AS(a)(b)	4,490	120,128
RWE AG	3,675	267,330
		887,332
Electrical Components & Equipment - 2.2%
ABB Ltd.	4,476	449,347
Legrand SA	1,673	298,063
Schneider Electric SE	1,396	440,080
		1,187,490
Electronics - 1.9%
Celestica, Inc.(a)	379	155,601
Inaba Denki Sangyo Co. Ltd.	17,600	296,678
Lagercrantz Group AB - Class B	6,603	172,499
Samsung Electro-Mechanics Co. Ltd.	713	399,957
		1,024,735
Engineering & Construction - 1.9%
GS Engineering & Construction Corp.	21,053	540,094
Taisei Corp.	1,400	151,621
Vinci SA	2,440	367,987
		1,059,702
Food - 1.4%
Nestle SA	4,802	485,823
Tesco PLC	39,670	260,215
		746,038
Food Service - 0.3%
Compass Group PLC	6,283	177,495

The accompanying notes are an integral part of these financial statements.

52

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Gas - 0.3%
Hong Kong & China Gas Co. Ltd.	183,000	$168,923
Healthcare-Products - 0.7%
Alcon AG	1,916	142,765
EssilorLuxottica SA	704	149,758
Koninklijke Philips NV	4,490	117,989
		410,512
Home Furnishings - 1.0%
Panasonic Holdings Corp.	13,100	268,017
Sony Group Corp.	14,400	286,335
		554,352
Household Products/Wares - 0.4%
Duskin Co. Ltd.	9,000	226,904
Insurance - 4.2%
AIA Group Ltd.	28,800	312,728
Allianz SE	1,001	457,008
ASR Nederland NV	4,574	346,577
AXA SA	7,857	377,524
Insurance Australia Group Ltd.	29,345	158,663
MS&AD Insurance Group Holdings, Inc.	9,400	242,213
Prudential PLC	11,384	170,088
Sun Life Financial, Inc.	3,435	247,494
		2,312,295
Internet - 1.1%
Prosus NV	2,996	144,413
Shopify, Inc. - Class A(a)	2,347	284,885
Spotify Technology SA(a)	368	164,330
		593,628
Investment Companies - 2.4%
EXOR NV	2,507	196,549
Groupe Bruxelles Lambert NV	4,105	383,019
Industrivarden AB - Class A	5,694	300,218
Investor AB(a)	6,362	256,334
SK Square Co. Ltd.(a)	294	166,703
		1,302,823
Iron/Steel - 0.3%
Nippon Steel Corp.	50,300	183,876
Machinery-Construction & Mining - 2.2%
Hitachi Ltd.	11,200	349,260
Komatsu Ltd.	5,700	238,733
Mitsubishi Heavy Industries Ltd.	9,300	274,150
Siemens Energy AG	1,536	325,537
		1,187,680

The accompanying notes are an integral part of these financial statements.

53

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery-Diversified - 1.1%
Atlas Copco AB - Class A	11,657	$219,940
IMI PLC	5,355	203,448
Kone Oyj - Class B	2,943	187,210
		610,598
Mining - 4.7%
Agnico Eagle Mines Ltd.	1,441	270,972
Barrick Mining Corp.	5,242	205,960
BHP Group Ltd.	14,829	573,520
Cameco Corp.	1,314	161,528
Franco-Nevada Corp.	850	196,101
Glencore PLC	30,773	237,762
Kinross Gold Corp.	5,800	175,706
Rio Tinto PLC	3,790	378,954
Sumitomo Metal Mining Co. Ltd.	2,800	168,531
Wheaton Precious Metals Corp.	1,721	217,388
		2,586,422
Miscellaneous Manufacturing - 0.9%
POSCO Future M Co. Ltd.	738	125,388
Siemens AG	1,213	359,541
		484,929
Oil & Gas - 4.3%
Canadian Natural Resources Ltd.	12,332	588,661
Repsol SA	14,747	394,273
Shell PLC	11,408	516,309
TotalEnergies SE	6,240	580,688
Woodside Energy Group Ltd.	12,304	297,194
		2,377,125
Pharmaceuticals - 6.4%
AstraZeneca PLC	2,754	522,701
Bayer AG	3,075	137,322
Chugai Pharmaceutical Co. Ltd.	2,400	124,419
Daiichi Sankyo Co. Ltd.	8,200	135,580
Galderma Group AG	790	165,613
GSK PLC	9,991	262,184
Medipal Holdings Corp.	11,100	199,163
Novartis AG	3,675	545,124
Novo Nordisk AS - Class B	6,521	278,828
Otsuka Holdings Co. Ltd.	3,200	233,017
Roche Holding AG	1,295	527,712
Sanofi SA	2,958	277,109
Teva Pharmaceutical Industries Ltd. - ADR(a)	3,273	114,784
		3,523,556

The accompanying notes are an integral part of these financial statements.

54

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Private Equity - 0.6%
3i Group PLC	3,969	$138,369
Brookfield Corp.	4,568	206,314
		344,683
Real Estate - 1.4%
Allreal Holding AG	1,378	376,532
Castellum AB	17,070	217,795
Sumitomo Realty & Development Co. Ltd.	5,800	179,422
		773,749
Retail - 4.3%
Cie Financiere Richemont SA	970	184,354
CK Hutchison Holdings Ltd.	26,500	220,086
Doutor Nichires Holdings Co. Ltd.	12,400	219,003
Fast Retailing Co. Ltd.	600	282,035
Industria de Diseno Textil SA	2,715	161,172
KOMEDA Holdings Co. Ltd.	13,900	270,799
Moncler SpA	2,020	121,479
MOS Food Services, Inc.	8,700	219,230
Next PLC	1,041	183,371
Restaurant Brands International, Inc.	2,406	194,148
Wesfarmers Ltd.	5,945	312,104
		2,367,781
Semiconductors - 8.6%
Advantest Corp.	1,900	342,972
ASM International NV	196	191,068
ASML Holding NV	693	994,230
Infineon Technologies AG	3,803	254,994
Samsung Electronics Co. Ltd.	10,038	1,492,300
SK hynix, Inc.	987	855,773
Tokyo Electron Ltd.	1,300	368,605
Tokyo Ohka Kogyo Co. Ltd.	3,400	197,326
		4,697,268
Shipbuilding - 0.2%
Samsung Heavy Industries Co. Ltd.(a)	6,097	132,981
Software - 1.0%
Constellation Software, Inc./Canada	117	213,086
SAP SE	1,887	322,237
		535,323
Telecommunications - 1.4%
Deutsche Telekom AG	8,784	284,229
SoftBank Group Corp.	8,600	286,694
Vodafone Group PLC	122,617	195,633
		766,556

The accompanying notes are an integral part of these financial statements.

55

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Toys/Games/Hobbies - 0.3%
Nintendo Co. Ltd.	3,300	$162,033
Transportation - 2.5%
Canadian National Railway Co.	2,814	316,069
Canadian Pacific Kansas City Ltd.	3,525	306,580
Deutsche Post AG	3,577	211,503
East Japan Railway Co.	7,700	166,635
Kintetsu Group Holdings Co. Ltd.	9,700	206,510
TFI International, Inc.	1,182	169,127
		1,376,424
TOTAL COMMON STOCKS (Cost $49,883,475)		52,141,624
REAL ESTATE INVESTMENT TRUSTS - 2.0%
REITS - 2.0%
British Land Co. PLC	51,846	272,955
CapitaLand Integrated Commercial Trust	163,000	302,231
Goodman Group	9,184	195,583
Waypoint REIT Ltd.	189,132	336,328
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,134,555)		1,107,097
CLOSED-END FUNDS - 1.5%
HBM Healthcare Investments AG	1,033	310,687
Qualitas Real Estate Income Fund	473,874	535,628
TOTAL CLOSED-END FUNDS (Cost $854,300)		846,315
TOTAL INVESTMENTS - 98.5% (Cost $51,872,330)		$54,095,036
Money Market Deposit Account - 0.9%(c)		488,344
Other Assets in Excess of Liabilities - 0.6%		321,675
TOTAL NET ASSETS - 100.0%		$54,905,055

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $221,373 or 0.4% of the Fund’s net assets.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

56

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Common Stocks	$52,141,624	95.0%
Real Estate Investment Trusts	1,107,097	2.0
Closed-End Funds	846,315	1.5
Money Market Deposit Account	488,344	0.9
Other Assets in Excess of Liabilities	321,675	0.6
	$54,905,055	100.0%

The accompanying notes are an integral part of these financial statements.

57

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 109.1%
Auto Manufacturers - 4.0%
PACCAR, Inc.	83	$9,860
Tesla, Inc.(a)	287	109,528
		119,388
Beverages - 2.0%
Coca-Cola Europacific Partners PLC	73	6,904
Keurig Dr Pepper, Inc.(b)	215	6,321
Monster Beverage Corp.(a)	155	11,946
PepsiCo, Inc.	217	34,392
		59,563
Biotechnology - 3.2%
Alnylam Pharmaceuticals, Inc.(a)	21	6,500
Amgen, Inc.	85	29,431
Gilead Sciences, Inc.	197	25,776
Insmed, Inc.(a)(b)	34	4,635
Regeneron Pharmaceuticals, Inc.	16	11,313
Vertex Pharmaceuticals, Inc.(a)(b)	40	17,095
		94,750
Chemicals - 1.2%
Linde PLC	73	36,583
Commercial Services - 1.2%
Automatic Data Processing, Inc.	64	13,564
Cintas Corp.	63	11,007
PayPal Holdings, Inc.	146	7,320
Verisk Analytics, Inc.(b)	22	4,059
		35,950
Computers - 11.3%
Apple, Inc.	843	228,748
Cognizant Technology Solutions Corp. - Class A	76	4,021
Crowdstrike Holdings, Inc. - Class A(a)	40	17,830
Fortinet, Inc.(a)	117	9,864
Sandisk Corp./DE(a)	23	25,220
Seagate Technology Holdings PLC	35	23,577
Western Digital Corp.	54	23,464
Zscaler, Inc.(a)	25	3,267
		335,991
Distribution/Wholesale - 0.4%
Copart, Inc.(a)	153	5,066
Fastenal Co.(b)	182	8,177
		13,243
Electric - 1.5%
American Electric Power Co., Inc.	86	11,792
Constellation Energy Corp.	57	17,841

The accompanying notes are an integral part of these financial statements.

58

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Eletric - (Continued)
Exelon Corp.	162	$7,450
Xcel Energy, Inc.(b)	99	8,212
		45,295
Electronics - 0.7%
Honeywell International, Inc.	101	21,647
Engineering & Construction - 0.3%
Ferrovial SE(b)	114	7,856
Food - 0.6%
Kraft Heinz Co.	188	4,260
Mondelez International, Inc. - Class A(b)	203	12,472
		16,732
Healthcare-Products - 1.2%
GE HealthCare Technologies, Inc.(b)	72	4,381
IDEXX Laboratories, Inc.(a)(b)	13	7,290
Intuitive Surgical, Inc.(a)	56	25,626
		37,297
Internet - 23.8%
Airbnb, Inc. - Class A(a)	67	9,404
Alphabet, Inc. - Class A	334	128,523
Alphabet, Inc. - Class C	312	119,165
Amazon.com, Inc.(a)	616	163,277
AppLovin Corp. - Class A(a)	49	21,871
Booking Holdings, Inc.	126	21,214
DoorDash, Inc. - Class A(a)	65	10,962
MercadoLibre, Inc.(a)	8	14,341
Meta Platforms, Inc. - Class A	169	103,413
Netflix, Inc.(a)	669	62,625
Palo Alto Networks, Inc.(a)	129	23,133
PDD Holdings, Inc. - ADR(a)	106	10,587
Shopify, Inc. - Class A(a)	194	23,499
		712,014
Lodging - 0.5%
Marriott International, Inc./MD - Class A	42	15,191
Media - 1.2%
Charter Communications, Inc. - Class A(a)(b)	20	3,303
Comcast Corp. - Class A	569	15,386
Thomson Reuters Corp.	71	6,794
Warner Bros Discovery, Inc.(a)	393	10,631
		36,114
Miscellaneous Manufacturing - 0.2%
Axon Enterprise, Inc.(a)	13	5,223

The accompanying notes are an integral part of these financial statements.

59

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas - 0.3%
Diamondback Energy, Inc.(b)	45	$9,253
Oil & Gas Services - 0.4%
Baker Hughes Co.	157	10,938
Pharmaceuticals - 0.1%
Dexcom, Inc.(a)	61	3,633
Real Estate - 0.1%
CoStar Group, Inc.(a)(b)	67	2,319
Retail - 7.3%
Costco Wholesale Corp.	70	71,017
O’Reilly Automotive, Inc.(a)	133	13,220
Ross Stores, Inc.	51	11,617
Starbucks Corp.	181	19,065
Walmart, Inc.	775	102,246
		217,165
Semiconductors - 32.5%(c)
Advanced Micro Devices, Inc.(a)	258	91,458
Analog Devices, Inc.	77	30,974
Applied Materials, Inc.	126	49,706
ARM Holdings PLC - ADR(a)(b)	22	4,627
ASML Holding NV	14	20,146
Broadcom, Inc.	272	113,541
Intel Corp.(a)	792	74,828
KLA Corp.	21	36,757
Lam Research Corp.	198	51,056
Marvell Technology, Inc.	138	22,791
Microchip Technology, Inc.	86	7,990
Micron Technology, Inc.	178	92,055
Monolithic Power Systems, Inc.	8	12,915
NVIDIA Corp.	1,395	278,400
NXP Semiconductors NV	40	11,744
QUALCOMM, Inc.	169	30,349
Texas Instruments, Inc.	144	40,476
		969,813
Software - 11.3%
Adobe, Inc.(a)	65	15,996
Autodesk, Inc.(a)	34	8,058
Cadence Design Systems, Inc.(a)	44	14,502
Datadog, Inc. - Class A(a)	52	6,874
Electronic Arts, Inc.	40	8,095
Intuit, Inc.	44	17,094
Microsoft Corp.	426	173,714
Palantir Technologies, Inc. - Class A(a)	363	50,497
Paychex, Inc.	57	5,280

The accompanying notes are an integral part of these financial statements.

60

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Roper Technologies, Inc.	16	$5,677
Strategy, Inc. - Class A(a)	50	8,272
Synopsys, Inc.(a)	30	14,478
Take-Two Interactive Software, Inc.(a)	29	6,199
Workday, Inc. - Class A(a)	34	4,162
		338,898
Telecommunications - 3.1%
Cisco Systems, Inc.	626	57,279
T-Mobile US, Inc.	175	34,213
		91,492
Transportation - 0.7%
CSX Corp.	295	13,402
Old Dominion Freight Line, Inc.	33	7,010
		20,412
TOTAL COMMON STOCKS (Cost $2,731,999)		3,256,760

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.4%(a)
Put Options - 0.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $548.32(d)(e)(f)	$3,338,700	50	10,361
TOTAL PURCHASED OPTIONS (Cost $84,649)			10,361

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(g)	37,073	37,073
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $37,073)		37,073
TOTAL INVESTMENTS - 110.7% (Cost $2,853,721)		$3,304,194
Money Market Deposit Account - 0.3%(h)		9,782
Liabilities in Excess of Other Assets - (11.0)%		(329,535)
TOTAL NET ASSETS - 100.0%		$2,984,441

The accompanying notes are an integral part of these financial statements.

61

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $36,795.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

62

INNOVATOR HEDGED NASDAQ-100 ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.9)%
Call Options - (9.8)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $620.12(a)(b)	$(3,338,700)	(50)	$(291,786)
Put Options - (0.1)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $490.60(a)(b)	(3,338,700)	(50)	(4,384)
TOTAL WRITTEN OPTIONS (Premiums received $84,863)			$(296,170)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Common Stocks	$3,256,760	109.1%
Purchased Options	10,361	0.4
Written Options	(296,171)	(9.9)
Investments Purchased with Proceeds from Securities Lending	37,073	1.2
Money Market Deposit Account	9,782	0.3
Liabilities in Excess of Other Assets	(33,364)	(1.1)
	$2,984,441	100.0%

The accompanying notes are an integral part of these financial statements.

63

INNOVATOR INDEX AUTOCALLABLE INCOME STRATEGY ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 98.1%
3.59%, 05/28/2026(a)(b)	$81,682,000	$81,463,413
TOTAL U.S. TREASURY BILLS (Cost $81,462,468)		81,463,413
TOTAL INVESTMENTS - 98.1% (Cost $81,462,468)		$81,463,413
Money Market Deposit Account - 1.7%(c)		1,393,519
Other Assets in Excess of Liabilities - 0.2%		189,772
TOTAL NET ASSETS - 100.0%		$83,046,704

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of April 30, 2026.
(b)	All or a portion of the security has been pledged as collateral for swap contracts.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

64

INNOVATOR INDEX AUTOCALLABLE INCOME STRATEGY ETF
SCHEDULE OF INTEREST RATE SWAP CONTRACTS
April 30, 2026 (Unaudited)

Reference Entity	Long/Short	Fixed Rate Received	Floating Rate Index - Paid	Payment Frequency	Maturity Date	Notional Amount	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
Worst of SPY QQQ IWM 2027	Long	9.53%	1 mo. SOFR	Monthly	10/01/2027	$27,291,600	$(5,101)	$193,413
Worst of SPY QQQ IWM 2029	Long	10.00%	1 mo. SOFR	Monthly	12/03/2029	27,291,600	97,108	134,871
Total Interest Rate Swaps							$92,007	$328,284

Citibank Global Markets, Inc. is the counterparty for the swaps in the Fund.
1 mo. SOFR - Secured Overnight Financing Rate was 3.66% as of April 30, 2026.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

U.S. Treasury Bills	$81,463,413	98.1%
Money Market Deposit Account	1,393,519	1.7
Other Assets in Excess of Liabilities	189,772	0.2
	$83,046,704	100.0%

The accompanying notes are an integral part of these financial statements.

65

INNOVATOR INTERNATIONAL DEVELOPED MANAGED 10 BUFFER ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.8%
Advertising - 0.2%
Hakuhodo DY Holdings, Inc.	3,300	$22,101
Aerospace/Defense - 3.1%
Airbus SE	432	88,622
BAE Systems PLC	2,121	58,867
Leonardo SpA	408	25,375
Rheinmetall AG	33	52,484
Rolls-Royce Holdings PLC	5,850	93,960
Saab AB	351	21,245
Safran SA	270	86,465
Thales SA	87	23,871
		450,889
Agriculture - 0.6%
British American Tobacco PLC	1,536	90,229
Airlines - 0.2%
International Consolidated Airlines Group SA	4,224	21,375
Japan Airlines Co. Ltd.	600	9,396
		30,771
Apparel - 1.0%
adidas AG	144	24,899
Hermes International SCA	12	22,853
LVMH Moet Hennessy Louis Vuitton SE	180	95,312
		143,064
Auto Manufacturers - 2.5%
Ferrari NV	105	36,132
Geely Automobile Holdings Ltd.	12,000	35,079
Honda Motor Co. Ltd.	3,600	29,096
Mercedes-Benz Group AG	600	34,899
Stellantis NV(a)	3,186	23,205
Suzuki Motor Corp.	600	6,695
Toyota Motor Corp.	6,900	133,108
Volvo AB - Class A	651	22,432
Volvo AB - Class B	1,428	49,252
		369,898
Auto Parts & Equipment - 0.7%
Koito Manufacturing Co. Ltd.	1,800	29,210
Niterra Co. Ltd.	600	32,205
Sumitomo Electric Industries Ltd.	600	39,016
		100,431
Banks - 15.2%
ANZ Group Holdings Ltd.	2,430	64,029
Banco Bilbao Vizcaya Argentaria SA	3,969	87,576
Banco Comercial Portugues SA	24,534	26,161
Banco Santander SA	10,734	130,700

The accompanying notes are an integral part of these financial statements.

66

INNOVATOR INTERNATIONAL DEVELOPED MANAGED 10 BUFFER ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
Bank of Ireland Group PLC	1,662	$32,636
Barclays PLC	10,635	62,350
BAWAG Group AG(b)	207	35,379
BNP Paribas SA	735	76,933
Commerzbank AG	654	27,012
Commonwealth Bank of Australia	1,167	145,703
DBS Group Holdings Ltd.	1,800	82,682
Deutsche Bank AG	1,482	46,069
First International Bank Of Israel Ltd.	222	18,537
Fukuoka Financial Group, Inc.	600	24,531
HSBC Holdings PLC	11,544	211,611
ING Groep NV	2,250	65,337
Intesa Sanpaolo SpA	10,752	72,838
Israel Discount Bank Ltd. - Class A	1,512	16,809
Kyoto Financial Group, Inc.	1,200	33,204
Lloyds Banking Group PLC	40,335	54,639
Mebuki Financial Group, Inc.	3,000	24,859
Mitsubishi UFJ Financial Group, Inc.	9,000	161,788
Mizuho Financial Group, Inc.	1,800	77,213
National Australia Bank Ltd.	1,725	49,459
NatWest Group PLC	6,105	48,547
Nordea Bank Abp	2,406	45,129
Resona Holdings, Inc.	1,800	22,267
Shizuoka Financial Group, Inc.	1,500	26,333
Societe Generale SA	540	43,353
SpareBank 1 Sor-Norge ASA	1,185	25,477
Standard Chartered PLC	1,368	34,627
Sumitomo Mitsui Financial Group, Inc.	2,700	94,971
UBS Group AG	2,328	102,699
UniCredit SpA	1,071	82,441
Westpac Banking Corp.	2,649	73,323
		2,227,222
Beverages - 0.6%
Anheuser-Busch InBev SA/NV	789	59,604
Diageo PLC	360	7,196
Endeavour Group Ltd./Australia	8,619	20,759
		87,559
Biotechnology - 0.2%
CSL Ltd.	360	32,190
Building Materials - 1.6%
Amrize Ltd.	435	23,784
Daikin Industries Ltd.	300	42,050
Heidelberg Materials AG	111	24,525
Kingspan Group PLC	258	23,803
Mitsubishi Electric Corp.	1,500	59,644

The accompanying notes are an integral part of these financial statements.

67

INNOVATOR INTERNATIONAL DEVELOPED MANAGED 10 BUFFER ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Building Materials - (Continued)
Sika AG	153	$28,114
Svenska Cellulosa AB SCA - Class B	2,520	28,600
		230,520
Chemicals - 2.0%
Air Liquide SA	432	92,777
BASF SE	768	49,315
DSM-Firmenich AG	363	27,065
Mitsui Chemicals, Inc.	1,800	21,767
Nissan Chemical Corp.	600	25,940
Shin-Etsu Chemical Co. Ltd.	1,200	55,488
Tosoh Corp.	1,500	23,098
		295,450
Commercial Services - 1.9%
Adyen NV(a)(b)	27	30,358
Atlas Arteria Ltd.	7,686	26,524
Experian PLC	1,056	38,586
Persol Holdings Co. Ltd.	15,000	22,370
Recruit Holdings Co. Ltd.	1,200	55,924
RELX PLC	1,635	59,586
Sunbelt Rentals Holdings, Inc.	351	26,347
Wolters Kluwer NV	327	25,478
		285,173
Computers - 0.5%
Fujitsu Ltd.	1,800	36,527
NEC Corp.	1,200	31,404
		67,931
Cosmetics/Personal Care - 1.4%
Haleon PLC	8,682	40,111
L’Oreal SA	162	69,562
Unilever PLC	1,539	89,862
		199,535
Distribution/Wholesale - 2.3%
ITOCHU Corp.	4,800	59,362
Marubeni Corp.	1,200	46,497
Mitsubishi Corp.	2,400	76,424
Mitsui & Co. Ltd.	1,800	67,725
Sojitz Corp.	600	22,437
Sumitomo Corp.	900	33,541
Toyota Tsusho Corp.	600	23,360
		329,346
Diversified Financial Services - 1.5%
Daiwa Securities Group, Inc.	3,000	28,094
Deutsche Boerse AG	168	51,554
Hong Kong Exchanges & Clearing Ltd.	1,200	63,173

The accompanying notes are an integral part of these financial statements.

68

INNOVATOR INTERNATIONAL DEVELOPED MANAGED 10 BUFFER ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Financial Services - (Continued)
London Stock Exchange Group PLC	360	$46,717
Nomura Holdings, Inc.	3,300	26,460
		215,998
Electric - 3.4%
A2A SpA	8,556	24,339
E.ON SE	2,040	45,204
Electric Power Development Co. Ltd.	1,200	29,520
Enel SpA	7,032	81,862
Enlight Renewable Energy Ltd.(a)	393	34,998
Iberdrola SA	5,331	124,758
Meridian Energy Ltd.	8,379	28,020
National Grid PLC	4,455	79,436
RWE AG	684	49,731
		497,868
Electrical Components & Equipment - 2.6%
ABB Ltd.	1,179	118,254
Fujikura Ltd.	1,800	68,586
Legrand SA	240	42,736
Prysmian SpA	246	36,923
Schneider Electric SE	384	120,991
		387,490
Electronics - 1.5%
Azbil Corp.	3,000	26,687
Hoya Corp.	300	55,710
Kyocera Corp.	3,000	51,890
Murata Manufacturing Co. Ltd.	1,800	59,225
TDK Corp.	1,800	33,202
		226,714
Energy-Alternate Sources - 0.2%
Vestas Wind Systems AS	1,026	31,432
Engineering & Construction - 1.5%
Ackermans & van Haaren NV	78	25,638
Cellnex Telecom SA(b)	819	27,496
Kajima Corp.	600	23,421
Keppel Ltd.	4,500	38,408
SATS Ltd.	8,400	21,766
Shimizu Corp.	1,200	23,264
Vinci SA	435	65,571
		225,564
Entertainment - 0.1%
Genting Singapore Ltd.	34,200	18,261

The accompanying notes are an integral part of these financial statements.

69

INNOVATOR INTERNATIONAL DEVELOPED MANAGED 10 BUFFER ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food - 3.8%
AAK AB	885	$25,196
Aeon Co. Ltd.	1,800	17,345
Ajinomoto Co., Inc.	900	29,233
China Mengniu Dairy Co. Ltd.	12,000	26,577
Danone SA	588	46,034
Kesko Oyj - Class B	978	24,046
Koninklijke Ahold Delhaize NV	1,239	58,165
MEIJI Holdings Co. Ltd.	1,200	28,403
Nestle SA	1,836	185,584
Nichirei Corp.	2,100	25,281
Nisshin Seifun Group, Inc.	1,800	22,904
Nissin Foods Holdings Co. Ltd.	1,200	21,468
Seven & i Holdings Co. Ltd.	1,800	21,491
Shufersal Ltd.	1,716	25,582
		557,309
Food Service - 0.4%
Compass Group PLC	1,851	52,291
Forest Products & Paper - 0.1%
Holmen AB - Class B	597	20,494
Gas - 0.2%
Hong Kong & China Gas Co. Ltd.	30,000	27,688
Hand/Machine Tools - 0.2%
Amada Co. Ltd.	1,800	30,198
Healthcare-Products - 1.2%
Alcon AG	585	43,551
Coloplast AS - Class B	321	19,849
Convatec Group PLC(b)	8,049	23,056
EssilorLuxottica SA	162	34,444
FUJIFILM Holdings Corp.	1,500	27,663
Getinge AB - Class B	1,110	22,021
		170,584
Home Builders - 0.1%
Haseko Corp.	1,200	20,745
Home Furnishings - 0.9%
Panasonic Holdings Corp.	1,800	36,791
Sony Group Corp.	4,500	89,394
		126,185
Insurance - 5.1%
AIA Group Ltd.	7,800	84,684
Allianz SE	309	141,002
AXA SA	1,581	75,927

The accompanying notes are an integral part of these financial statements.

70

INNOVATOR INTERNATIONAL DEVELOPED MANAGED 10 BUFFER ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Insurance - (Continued)
Daiichi Life Group, Inc.	3,000	$27,568
Medibank Pvt Ltd.	9,846	33,199
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	123	73,701
Prudential PLC	2,760	41,179
Storebrand ASA	2,172	41,723
Tokio Marine Holdings, Inc.	1,500	68,938
Tryg AS	1,275	30,583
Unipol Assicurazioni SpA	1,368	35,625
Zurich Insurance Group AG	135	93,873
		748,002
Internet - 0.5%
CAR Group Ltd.	1,410	25,718
Prosus NV	930	44,805
		70,523
Investment Companies - 0.9%
Investment AB Latour - Class B	1,020	23,130
Investor AB(a)	1,572	63,207
Investor AB - Class A(a)	636	25,242
L E Lundbergforetagen AB - Class B	408	23,461
		135,040
Iron/Steel - 0.4%
BlueScope Steel Ltd.	1,212	25,958
JFE Holdings, Inc.	3,300	36,116
		62,074
Leisure Time - 0.2%
Amadeus IT Group SA	540	31,039
Machinery-Construction & Mining - 2.0%
Hitachi Ltd.	3,000	93,462
Komatsu Ltd.	600	25,106
Mitsubishi Heavy Industries Ltd.	2,100	61,845
Siemens Energy AG	504	106,762
		287,175
Machinery-Diversified - 1.1%
Atlas Copco AB - Class A	1,668	31,406
Atlas Copco AB - Class B	2,055	34,394
FANUC Corp.	900	39,485
Hexagon AB - Class B	2,607	27,964
Wartsila OYJ Abp	711	29,817
		163,066
Mining - 2.8%
Anglo American PLC	912	44,446
BHP Group Ltd.	3,312	127,916
Evolution Mining Ltd.	2,289	19,583

The accompanying notes are an integral part of these financial statements.

71

INNOVATOR INTERNATIONAL DEVELOPED MANAGED 10 BUFFER ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Mining - (Continued)
Glencore PLC	8,190	$63,190
Northern Star Resources Ltd.	1,245	18,797
Rio Tinto Ltd.	360	43,327
Rio Tinto PLC	876	87,467
		404,726
Miscellaneous Manufacturing - 1.4%
ALS Ltd.	1,473	22,536
Orica Ltd.	1,371	20,709
Siemens AG	528	156,422
		199,667
Oil & Gas - 3.8%
Ampol Ltd.	1,224	30,949
BP PLC	11,232	89,103
Inpex Corp.	1,200	31,779
OMV AG	387	27,306
Shell PLC	4,170	188,464
TotalEnergies SE	1,524	141,749
Var Energi ASA	8,007	40,394
		549,744
Pharmaceuticals - 7.5%
AstraZeneca PLC	1,008	191,048
Bayer AG	810	36,154
Chugai Pharmaceutical Co. Ltd.	600	31,075
Daiichi Sankyo Co. Ltd.	1,500	24,777
Galderma Group AG	135	28,276
GSK PLC	3,201	83,883
Medipal Holdings Corp.	1,500	26,888
Novartis AG	1,374	203,627
Novo Nordisk AS - Class B	2,238	95,649
Recordati Industria Chimica e Farmaceutica SpA	441	25,679
Roche Holding AG	396	161,226
Sandoz Group AG	378	30,228
Sanofi SA	822	76,966
Shionogi & Co. Ltd.	1,200	24,275
Teva Pharmaceutical Industries Ltd.(a)	900	31,645
UCB SA	108	29,291
		1,100,687
Private Equity - 0.5%
3i Group PLC	390	13,577
ICG PLC	1,077	26,562
Partners Group Holding AG	27	29,277
		69,416

The accompanying notes are an integral part of these financial statements.

72

INNOVATOR INTERNATIONAL DEVELOPED MANAGED 10 BUFFER ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate - 1.1%
Castellum AB	2,340	$29,794
Melisron Ltd.	177	26,219
Mitsubishi Estate Co. Ltd.	900	25,465
Sumitomo Realty & Development Co. Ltd.	900	27,815
Swire Pacific Ltd. - Class A	3,000	32,475
Swire Properties Ltd.	7,800	24,892
		166,660
Retail - 2.1%
Cie Financiere Richemont SA	399	75,764
Industria de Diseno Textil SA	885	52,509
JB Hi-Fi Ltd.	462	25,569
McDonald’s Holdings Co. Japan Ltd.	600	31,090
Pan Pacific International Holdings Corp.	4,200	23,838
USS Co. Ltd.	2,100	22,715
Wesfarmers Ltd.	1,017	53,317
Yamada Holdings Co. Ltd.	7,200	23,998
		308,800
Semiconductors - 5.2%
Advantest Corp.	600	108,203
ASM International NV	36	35,076
ASML Holding NV	252	361,351
Infineon Technologies AG	945	63,330
Renesas Electronics Corp.	1,500	30,746
STMicroelectronics NV	741	39,998
Tokyo Electron Ltd.	300	84,981
Tower Semiconductor Ltd.(a)	186	38,194
		761,879
Software - 1.1%
Sage Group PLC	2,907	34,635
SAP SE	561	95,751
Xero Ltd.(a)	480	27,621
		158,007
Telecommunications - 3.5%
Bezeq The Israeli Telecommunication Corp. Ltd.	11,565	31,461
Deutsche Telekom AG	2,592	83,828
Elisa Oyj	492	23,859
KDDI Corp.	2,700	44,496
Nokia Oyj	4,848	60,310
NTT, Inc.	46,500	45,252
SoftBank Group Corp.	2,700	89,923

The accompanying notes are an integral part of these financial statements.

73

INNOVATOR INTERNATIONAL DEVELOPED MANAGED 10 BUFFER ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Telecommunications - (Continued)
Telefonaktiebolaget LM Ericsson - Class B	2,583	$30,250
Telefonica SA	6,498	29,407
Telenor ASA	1,572	25,770
Telstra Group Ltd.	13,380	51,176
		515,732
Toys/Games/Hobbies - 0.3%
Nintendo Co. Ltd.	900	44,149
Transportation - 1.4%
Aurizon Holdings Ltd.	9,846	29,519
Central Japan Railway Co.	900	21,503
DSV AS	162	39,635
Kintetsu Group Holdings Co. Ltd.	1,200	25,523
Kuehne + Nagel International AG	135	31,538
MTR Corp. Ltd.	6,000	25,551
NIPPON EXPRESS HOLDINGS INC	1,200	31,404
		204,673
Water - 0.2%
Severn Trent PLC	573	25,453
TOTAL COMMON STOCKS (Cost $13,630,215)		13,577,642

	Notional Amount	Contracts
PURCHASED OPTIONS - 5.3%(a)
Put Options - 5.3%
iShares MSCI EAFE ETF(c)(d)(e)
Expiration: 06/30/2026; Exercise Price: $105.00	$3,601,664	352	171,368
Expiration: 09/30/2026; Exercise Price: $105.00	3,601,664	352	204,505
Expiration: 12/31/2026; Exercise Price: $105.00	3,601,664	352	244,693
Expiration: 03/31/2027; Exercise Price: $96.50	3,601,664	352	159,938
TOTAL PURCHASED OPTIONS (Cost $825,241)			780,504

The accompanying notes are an integral part of these financial statements.

74

INNOVATOR INTERNATIONAL DEVELOPED MANAGED 10 BUFFER ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.1%
REITS - 1.1%
GPT Group	7,029	$24,004
Japan Metropolitan Fund Invest	30	22,169
Japan Real Estate Investment Corp.	30	22,897
Keppel REIT	499	350
Mapletree Industrial Trust	15,900	24,595
Mapletree Pan Asia Commercial Trust	21,900	22,183
Mirvac Group	13,848	16,925
Warehouses De Pauw CVA	840	22,072
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $162,556)		155,195
TOTAL INVESTMENTS - 99.2% (Cost $14,618,012)		$14,513,341
Money Market Deposit Account - 2.7%(f)		390,501
Liabilities in Excess of Other Assets - (1.9)%		(268,711)
TOTAL NET ASSETS - 100.0%		$14,635,131

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $116,289 or 0.8% of the Fund’s net assets.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

75

INNOVATOR INTERNATIONAL DEVELOPED MANAGED 10 BUFFER ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.3)%
Call Options - (0.1)%
iShares MSCI EAFE ETF(a)(b)
Expiration: 05/01/2026; Exercise Price: $107.00	$(2,148,720)	(210)	$(176)
Expiration: 05/08/2026; Exercise Price: $104.50	(7,141,936)	(698)	(17,576)
Total Call Options			(17,752)
Put Options - (2.2)%
iShares MSCI EAFE ETF(a)(b)
Expiration: 06/30/2026; Exercise Price: $94.00	(3,601,664)	(352)	(37,449)
Expiration: 09/30/2026; Exercise Price: $94.00	(3,601,664)	(352)	(72,195)
Expiration: 12/31/2026; Exercise Price: $94.00	(3,601,664)	(352)	(113,598)
Expiration: 03/31/2027; Exercise Price: $87.00	(3,601,664)	(352)	(95,825)
Total Put Options			(319,067)
TOTAL WRITTEN OPTIONS (Premiums received $368,530)			$(336,819)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Common Stocks	$13,577,642	92.8%
Purchased Options	780,504	5.3
Real Estate Investment Trusts	155,195	1.1
Written Options	(336,819)	(2.3)
Money Market Deposit Account	390,501	2.7
Other Assets in Excess of Other Assets	68,108	0.4
	$14,635,131	100.0%

The accompanying notes are an integral part of these financial statements.

76

INNOVATOR INTERNATIONAL DEVELOPED MANAGED FLOOR ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Advertising - 0.1%
Hakuhodo DY Holdings, Inc.	12,000	$80,368
Aerospace/Defense - 3.2%
Airbus SE	1,456	298,688
BAE Systems PLC	10,248	284,427
IHI Corp.	4,000	72,825
Leonardo SpA	1,548	96,278
MTU Aero Engines AG	252	86,111
Rheinmetall AG	132	209,935
Rolls-Royce Holdings PLC	25,130	403,626
Saab AB	1,360	82,318
Safran SA	1,092	349,704
Thales SA	324	88,898
		1,972,810
Agriculture - 0.7%
British American Tobacco PLC	6,816	400,391
Airlines - 0.4%
International Consolidated Airlines Group SA	17,748	89,811
Japan Airlines Co. Ltd.	3,900	61,074
Ryanair Holdings PLC	3,708	97,519
		248,404
Apparel - 1.2%
adidas AG	672	116,194
Hermes International SCA	108	205,680
Kering SA	252	68,773
LVMH Moet Hennessy Louis Vuitton SE	704	372,778
		763,425
Auto Manufacturers - 2.5%
Daimler Truck Holding AG	2,748	138,419
Ferrari NV	420	144,528
Geely Automobile Holdings Ltd.	9,998	29,227
Honda Motor Co. Ltd.	13,000	105,067
Mercedes-Benz Group AG	3,216	187,060
Stellantis NV(a)	9,540	69,484
Toyota Motor Corp.	32,800	632,746
Volvo AB - Class A	1,263	43,520
Volvo AB - Class B	6,039	208,286
		1,558,337
Auto Parts & Equipment - 1.0%
Koito Manufacturing Co. Ltd.	7,200	116,841
NGK Corp.	4,800	151,960
Niterra Co. Ltd.	2,400	128,818
Stanley Electric Co. Ltd.	4,800	93,516
Sumitomo Electric Industries Ltd.	2,000	130,053
		621,188

The accompanying notes are an integral part of these financial statements.

77

INNOVATOR INTERNATIONAL DEVELOPED MANAGED FLOOR ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - 15.4%
ANZ Group Holdings Ltd.	10,953	$288,606
Banca Monte dei Paschi di Siena SpA	9,060	96,203
Banco Bilbao Vizcaya Argentaria SA	17,407	384,086
Banco Santander SA	44,628	543,401
Barclays PLC	47,674	279,500
BAWAG Group AG(b)	708	121,006
BNP Paribas SA	3,300	345,414
Commerzbank AG	2,376	98,136
Commonwealth Bank of Australia	4,968	620,268
DBS Group Holdings Ltd.	7,200	330,729
Deutsche Bank AG	6,457	200,721
First International Bank Of Israel Ltd.	1,000	83,498
Fukuoka Financial Group, Inc.	3,600	147,189
HSBC Holdings PLC	51,012	935,091
ING Groep NV	9,720	282,257
Intesa Sanpaolo SpA	53,496	362,401
Kyoto Financial Group, Inc.	4,800	132,815
Lloyds Banking Group PLC	195,888	265,356
Mebuki Financial Group, Inc.	15,600	129,266
Mitsubishi UFJ Financial Group, Inc.	29,000	521,317
Mizuho Financial Group, Inc.	6,800	291,692
National Australia Bank Ltd.	8,472	242,906
NatWest Group PLC	28,380	225,676
Nordea Bank Abp	13,728	257,497
Powszechna Kasa Oszczednosci Bank Polski SA	5,616	146,442
Resona Holdings, Inc.	7,600	94,015
Shizuoka Financial Group, Inc.	7,200	126,398
Societe Generale SA	2,352	188,827
SpareBank 1 SMN	4,980	110,707
SpareBank 1 Sor-Norge ASA	5,268	113,259
Standard Chartered PLC	5,976	151,268
Sumitomo Mitsui Financial Group, Inc.	9,600	337,674
UBS Group AG	8,932	394,034
UniCredit SpA	4,253	327,376
Westpac Banking Corp.	10,920	302,260
		9,477,291
Beverages - 0.9%
Anheuser-Busch InBev SA/NV	3,540	267,427
Diageo PLC	8,820	176,299
Endeavour Group Ltd./Australia	38,436	92,572
		536,298
Biotechnology - 0.4%
CSL Ltd.	1,620	144,853
Genmab AS(a)	300	79,591
		224,444

The accompanying notes are an integral part of these financial statements.

78

INNOVATOR INTERNATIONAL DEVELOPED MANAGED FLOOR ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Building Materials - 1.7%
Amrize Ltd.	2,088	$114,165
Cie de Saint-Gobain SA	1,824	166,122
Daikin Industries Ltd.	1,200	168,201
Heidelberg Materials AG	468	103,401
James Hardie Industries PLC(a)	1,044	21,842
Kingspan Group PLC	1,176	108,498
Lixil Corp.	8,400	86,785
Mitsubishi Electric Corp.	7,200	286,291
		1,055,305
Chemicals - 2.0%
Air Liquide SA	1,920	412,342
DSM-Firmenich AG	1,440	107,365
Givaudan SA	36	128,202
Novonesis Novozymes B	1,704	104,566
Resonac Holdings Corp.	800	72,569
Shin-Etsu Chemical Co. Ltd.	6,000	277,439
Tosoh Corp.	7,200	110,868
		1,213,351
Commercial Services - 1.6%
Adyen NV(a)(b)	87	97,820
Atlas Arteria Ltd.	28,212	97,358
Persol Holdings Co. Ltd.	54,000	80,532
Recruit Holdings Co. Ltd.	4,800	223,697
RELX PLC	6,436	234,555
Sunbelt Rentals Holdings, Inc.	1,728	129,708
Wolters Kluwer NV	1,296	100,976
		964,646
Computers - 0.6%
Capgemini SE	672	81,194
Fujitsu Ltd.	6,000	121,757
NEC Corp.	4,800	125,617
Nomura Research Institute Ltd.	1,300	34,361
		362,929
Cosmetics/Personal Care - 1.2%
Beiersdorf AG	810	67,063
L’Oreal SA	720	309,164
Unicharm Corp.	9,800	57,041
Unilever PLC	4,824	281,671
		714,939
Distribution/Wholesale - 1.9%
ITOCHU Corp.	16,500	204,059
Marubeni Corp.	4,800	185,990
Mitsubishi Corp.	11,300	359,829

The accompanying notes are an integral part of these financial statements.

79

INNOVATOR INTERNATIONAL DEVELOPED MANAGED FLOOR ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Distribution/Wholesale - (Continued)
Mitsui & Co. Ltd.	7,800	$293,474
Sojitz Corp.	3,600	134,622
		1,177,974
Diversified Financial Services - 1.1%
Hong Kong Exchanges & Clearing Ltd.	4,800	252,691
Japan Exchange Group, Inc.	8,400	99,891
London Stock Exchange Group PLC	1,800	233,585
Nordnet AB publ	3,120	102,180
		688,347
Electric - 3.5%
A2A SpA	32,568	92,644
Contact Energy Ltd.	21,744	121,617
EDP SA	26,508	144,375
Enel SpA	29,820	347,144
Enlight Renewable Energy Ltd.(a)	2,210	196,809
Fortum Oyj	4,416	111,063
Iberdrola SA	20,874	488,500
National Grid PLC	19,500	347,700
Orsted AS(a)(b)	1,876	50,168
RWE AG	3,072	223,351
Tokyo Electric Power Co. Holdings, Inc.(a)	13,100	49,506
		2,172,877
Electrical Components & Equipment - 2.7%
ABB Ltd.	5,712	572,916
Brother Industries Ltd.	4,800	91,402
Fujikura Ltd.	7,200	274,345
Prysmian SpA	1,116	167,502
Schneider Electric SE	1,740	548,241
		1,654,406
Electronics - 1.3%
Azbil Corp.	9,600	85,399
Hoya Corp.	1,200	222,839
Ibiden Co. Ltd.	800	68,817
Murata Manufacturing Co. Ltd.	7,200	236,899
TDK Corp.	8,400	154,942
		768,896
Energy-Alternate Sources - 0.2%
Vestas Wind Systems AS	3,936	120,581
Engineering & Construction - 1.5%
Ackermans & van Haaren NV	348	114,383
Cellnex Telecom SA(b)	3,120	104,747
Infrastrutture Wireless Italiane SpA(b)	10,032	85,024
Keppel Ltd.	16,800	143,391

The accompanying notes are an integral part of these financial statements.

80

INNOVATOR INTERNATIONAL DEVELOPED MANAGED FLOOR ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Engineering & Construction - (Continued)
Shimizu Corp.	4,000	$77,547
Taisei Corp.	800	86,557
Vinci SA	1,980	298,459
		910,108
Entertainment - 0.3%
Genting Singapore Ltd.	153,600	82,013
Oriental Land Co. Ltd./Japan	6,000	83,795
		165,808
Food - 3.6%
AAK AB	3,240	92,242
Aeon Co. Ltd.	2,600	25,053
Ajinomoto Co., Inc.	4,800	155,911
Axfood AB	3,264	99,452
China Mengniu Dairy Co. Ltd.	48,000	106,309
Danone SA	2,208	172,863
Kesko Oyj - Class B	4,944	121,558
Nestle SA	8,112	819,965
Nisshin Seifun Group, Inc.	8,400	106,886
Seven & i Holdings Co. Ltd.	8,400	100,293
Strauss Group Ltd.	3,276	142,042
Tesco PLC	25,740	168,605
WH Group Ltd.(b)	90,000	109,373
		2,220,552
Food Service - 0.3%
Compass Group PLC	6,192	174,924
Forest Products & Paper - 0.1%
Holmen AB - Class B	2,424	83,211
Gas - 0.3%
Hong Kong & China Gas Co. Ltd.	108,000	99,676
Naturgy Energy Group SA	2,940	92,358
		192,034
Hand/Machine Tools - 0.2%
Amada Co. Ltd.	8,400	140,925
Healthcare-Products - 1.4%
Alcon AG	2,484	184,922
Coloplast AS - Class B	984	60,846
Convatec Group PLC(b)	28,260	80,949
EssilorLuxottica SA	770	163,714
FUJIFILM Holdings Corp.	4,800	88,523
Getinge AB - Class B	3,960	78,563
Koninklijke Philips NV	4,392	115,354
Terumo Corp.	8,400	107,047
		879,918

The accompanying notes are an integral part of these financial statements.

81

INNOVATOR INTERNATIONAL DEVELOPED MANAGED FLOOR ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Services - 0.3%
ICON PLC(a)	112	$13,253
Lonza Group AG	300	183,824
		197,077
Home Builders - 0.1%
Haseko Corp.	5,000	86,436
Home Furnishings - 0.8%
Panasonic Holdings Corp.	8,400	171,693
Sony Group Corp.	15,500	307,913
		479,606
Household Products/Wares - 0.3%
Reckitt Benckiser Group PLC	2,439	155,039
Insurance - 5.4%
AIA Group Ltd.	36,000	390,847
Allianz SE	1,363	621,958
AXA SA	6,660	319,844
Daiichi Life Group, Inc.	14,400	132,325
Medibank Pvt Ltd.	29,112	98,162
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	504	301,993
Powszechny Zaklad Ubezpieczen SA	5,520	96,730
Prudential PLC	11,616	173,312
Sompo Holdings, Inc.	3,600	133,175
Storebrand ASA	5,724	109,956
Swiss Re AG	1,056	170,070
Tokio Marine Holdings, Inc.	6,000	275,754
Unipol Assicurazioni SpA	4,068	105,938
Zurich Insurance Group AG	576	400,523
		3,330,587
Internet - 0.5%
CyberAgent, Inc.	9,600	76,485
Prosus NV	3,510	169,101
SEEK Ltd.	5,592	55,642
		301,228
Investment Companies - 0.8%
Investor AB(a)	7,968	320,377
Investor AB - Class A(a)	1,829	72,592
L E Lundbergforetagen AB - Class B	1,848	106,263
		499,232
Iron/Steel - 0.4%
BlueScope Steel Ltd.	2,028	43,435
JFE Holdings, Inc.	7,000	76,609
Mineral Resources Ltd.(a)	555	25,421
voestalpine AG	2,292	118,031
		263,496

The accompanying notes are an integral part of these financial statements.

82

INNOVATOR INTERNATIONAL DEVELOPED MANAGED FLOOR ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Leisure Time - 0.3%
Amadeus IT Group SA	2,064	$118,637
Yamaha Motor Co. Ltd.	13,200	93,164
		211,801
Machinery-Construction & Mining - 2.1%
Hitachi Ltd.	13,200	411,234
Komatsu Ltd.	2,600	108,792
Mitsubishi Heavy Industries Ltd.	9,600	282,722
Siemens Energy AG	1,968	416,879
Weir Group PLC	2,496	90,015
		1,309,642
Machinery-Diversified - 0.7%
Atlas Copco AB - Class B	8,136	136,173
Ebara Corp.	3,600	122,378
FANUC Corp.	3,600	157,940
		416,491
Metal Fabricate/Hardware - 0.1%
SKF AB - Class B	3,624	89,935
Mining - 2.9%
Anglo American PLC	3,888	189,481
BHP Group Ltd.	15,756	608,527
Glencore PLC	37,872	292,202
Lynas Rare Earths Ltd.(a)	4,094	55,954
Northern Star Resources Ltd.	4,177	63,064
PLS Group Ltd.(a)	6,616	28,634
Rio Tinto Ltd.	1,944	233,964
Rio Tinto PLC	3,242	323,707
Zijin Gold International Co. Ltd.(a)	698	13,437
		1,808,970
Miscellaneous Manufacturing - 1.5%
ALS Ltd.	6,540	100,057
Orica Ltd.	6,648	100,419
Siemens AG	2,333	691,159
		891,635
Office-Business Equipment - 0.4%
Canon, Inc.	4,800	122,738
Seiko Epson Corp.	8,400	112,380
		235,118
Oil & Gas - 4.0%
Aker BP ASA	3,552	137,687
Ampol Ltd.	4,572	115,605
BP PLC	43,056	341,560
ORLEN SA	3,561	130,415

The accompanying notes are an integral part of these financial statements.

83

INNOVATOR INTERNATIONAL DEVELOPED MANAGED FLOOR ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas - (Continued)
Shell PLC	18,480	$835,206
Total Energies SE	6,888	640,660
Var Energi ASA	26,628	134,334
Woodside Energy Group Ltd.	6,336	152,829
		2,488,296
Pharmaceuticals - 7.3%
AstraZeneca PLC	4,452	843,794
Bayer AG	3,456	154,257
Chugai Pharmaceutical Co. Ltd.	2,200	113,941
CSPC Pharmaceutical Group Ltd.	19,996	21,467
Daiichi Sankyo Co. Ltd.	6,000	99,110
GSK PLC	13,176	345,281
Novartis AG	5,904	874,974
Novo Nordisk AS - Class B	7,612	325,327
Ono Pharmaceutical Co. Ltd.	7,200	105,952
Roche Holding AG	195	81,436
Roche Holding AG	2,100	854,984
Sanofi SA	3,384	316,853
Sino Biopharmaceutical Ltd.	90,000	62,269
Teva Pharmaceutical Industries Ltd.(a)	3,840	135,018
UCB SA	480	130,180
		4,464,843
Private Equity - 0.6%
3i Group PLC	3,216	111,960
CVC Capital Partners PLC(b)	5,772	87,682
EQT AB	2,616	83,865
ICG PLC	3,624	89,379
		372,886
Real Estate - 1.3%
Big Shopping Centers Ltd.	396	104,495
Castellum AB	8,160	103,897
Nomura Real Estate Holdings, Inc.	16,800	109,030
Sumitomo Realty & Development Co. Ltd.	4,300	132,893
Swire Properties Ltd.	33,600	107,228
Tokyu Fudosan Holdings Corp.	10,800	92,180
UOL Group Ltd.	14,400	120,193
		769,916
Retail - 2.4%
Cie Financiere Richemont SA	1,728	328,122
Industria de Diseno Textil SA	4,020	238,518
JB Hi-Fi Ltd.	1,452	80,360
Marui Group Co. Ltd.	4,800	92,015
McDonald’s Holdings Co. Japan Ltd.	2,400	124,361

The accompanying notes are an integral part of these financial statements.

84

INNOVATOR INTERNATIONAL DEVELOPED MANAGED FLOOR ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail - (Continued)
Pan Pacific International Holdings Corp.	15,600	$88,540
Sundrug Co. Ltd.	3,600	86,678
USS Co. Ltd.	9,600	103,838
Wesfarmers Ltd.	4,716	247,240
Yamada Holdings Co. Ltd.	31,200	103,990
		1,493,662
Semiconductors - 5.5%
Advantest Corp.	2,300	414,779
ASM International NV	240	233,840
ASML Holding NV	1,098	1,574,460
Infineon Technologies AG	4,440	297,552
Kioxia Holdings Corp.(a)	800	191,749
Renesas Electronics Corp.	7,200	147,579
Tokyo Electron Ltd.	1,200	339,925
Tower Semiconductor Ltd.(a)	900	184,808
		3,384,692
Software - 1.2%
Nebius Group NV(a)	470	64,968
SAP SE	3,024	516,132
Technology One Ltd.	4,080	82,103
Xero Ltd.(a)	1,224	70,435
		733,638
Telecommunications - 3.5%
Bezeq The Israeli Telecommunication Corp. Ltd.	46,044	125,257
Deutsche Telekom AG	9,450	305,622
HKT Trust & HKT Ltd.	60,000	97,195
KDDI Corp.	12,000	197,760
Nokia Oyj	20,160	250,794
NTT, Inc.	225,600	219,546
SoftBank Group Corp.	9,600	319,724
Tele2 AB - Class B	6,000	122,861
Telefonaktiebolaget LM Ericsson - Class B	11,448	134,069
Telia Co. AB	23,160	120,808
Telstra Group Ltd.	61,488	235,180
		2,128,816
Toys/Games/Hobbies - 0.2%
Nintendo Co. Ltd.	2,500	122,635
Transportation - 1.5%
Aurizon Holdings Ltd.	52,128	156,280
Central Japan Railway Co.	2,100	50,173
Deutsche Post AG	3,696	218,427
DSV AS	672	164,411
Kintetsu Group Holdings Co. Ltd.	6,000	127,616

The accompanying notes are an integral part of these financial statements.

85

INNOVATOR INTERNATIONAL DEVELOPED MANAGED FLOOR ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Transportation - (Continued)
MTR Corp. Ltd.	17,000	$72,394
Tobu Railway Co. Ltd.	6,000	106,940
		896,241
TOTAL COMMON STOCKS (Cost $56,851,767)		58,676,605

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.4%(a)
Put Options - 1.4%
iShares MSCI EAFE ETF(c)(d)(e)
Expiration: 06/30/2026; Exercise Price: $83.00	$15,419,624	1,507	54,584
Expiration: 09/30/2026; Exercise Price: $83.00	15,419,624	1,507	123,182
Expiration: 12/31/2026; Exercise Price: $86.50	15,419,624	1,507	300,782
Expiration: 03/31/2027; Exercise Price: $87.00	15,081,968	1,474	401,267
TOTAL PURCHASED OPTIONS (Cost $1,309,436)			879,815

	Shares
REAL ESTATE INVESTMENT TRUSTS - 0.9%
REITS - 0.9%
GPT Group	25,860	88,312
Japan Metropolitan Fund Invest	144	106,411
Japan Real Estate Investment Corp.	144	109,903
Keppel REIT	1,867	1,312
Mapletree Industrial Trust	60,000	92,812
Mapletree Logistics Trust	93,600	89,664
Warehouses De Pauw CVA	3,552	93,333
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $610,764)		581,747
TOTAL INVESTMENTS - 97.7% (Cost $58,771,967)		$60,138,167
Money Market Deposit Account - 1.5%(f)		901,926
Other Assets in Excess of Liabilities - 0.8%		487,928
TOTAL NET ASSETS - 100.0%		$61,528,021

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

86

INNOVATOR INTERNATIONAL DEVELOPED MANAGED FLOOR ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2026, the value of these securities total $736,769 or 1.2% of the Fund’s net assets.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

87

Innovator International Developed Managed Floor ETF
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%
iShares MSCI EAFE ETF(a)(b)
Expiration: 05/01/2026; Exercise Price: $107.00	$(29,161,200)	(2,850)	$(2,394)
Expiration: 05/08/2026; Exercise Price: $104.50	(29,672,800)	(2,900)	(73,022)
TOTAL WRITTEN OPTIONS (Premiums received $231,866)			$(75,416)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Common Stocks	$58,676,605	95.4%
Purchased Options	879,815	1.4
Real Estate Investment Trusts	581,747	0.9
Written Options	(75,416)	(0.1)
Money Market Deposit Account	901,926	1.5
Other Assets in Excess of Liabilities	563,344	0.9
	$61,528,021	100.0%

The accompanying notes are an integral part of these financial statements.

88

Innovator Laddered Allocation Buffer ETF
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.9%
Innovator U.S. Equity Buffer ETF - August(a)(b)	457,291	$23,838,580
Innovator U.S. Equity Buffer ETF - February(a)(b)	467,978	24,002,592
Innovator U.S. Equity Buffer ETF - January(a)(b)	417,624	23,942,885
Innovator U.S. Equity Buffer ETF - July(a)(b)	449,342	23,761,205
Innovator U.S. Equity Buffer ETF - June(a)(b)	484,486	23,516,950
Innovator U.S. Equity Buffer ETF - March(a)(b)(c)	425,254	23,861,002
Innovator U.S. Equity Buffer ETF - May(a)(b)	503,315	23,243,087
Innovator U.S. Equity Buffer ETF - November(a)(b)	518,424	24,070,426
Innovator U.S. Equity Buffer ETF - October(a)(b)	465,181	23,968,311
Innovator U.S. Equity Buffer ETF - September(a)(b)	464,570	23,846,378
Innovator U.S. Equity Buffer ETF April(a)(b)	455,964	23,749,615
Innovator U.S. Equity Buffer ETF -December(a)(b)	464,797	24,006,765
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $240,290,697)		285,807,796

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0%(d)
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(e)	5,700	5,700
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,700)		5,700
TOTAL INVESTMENTS - 99.9% (Cost $240,296,397)		$285,813,496
Money Market Deposit Account - 0.1%(f)		319,573
Liabilities in Excess of Other Assets - (0.0)%(d)		(24,584)
TOTAL NET ASSETS - 100.0%		$286,108,485

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $5,611.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

89

Innovator Laddered Allocation Buffer ETF
Schedule of Investments
April 30, 2026 (Unaudited)(Continued)
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Affiliated Exchange Traded Funds	$285,807,796	99.9%
Money Market Deposit Account	319,573	0.1
Investments Purchased with Proceeds from Securities Lending	5,700	0.0(a)
Liabilities in Excess of Other Assets	(24,584)	0.0(a)
	$286,108,485	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

90

INNOVATOR LADDERED ALLOCATION POWER BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.9%
Innovator U.S. Equity Power Buffer ETF - April(a)(b)	1,682,161	$69,944,254
Innovator U.S. Equity Power Buffer ETF - August(a)(b)	1,567,501	70,067,295
Innovator U.S. Equity Power Buffer ETF - December(a)(b)	1,572,895	70,607,256
Innovator U.S. Equity Power Buffer ETF - February(a)(b)	1,667,833	70,332,518
Innovator U.S. Equity Power Buffer ETF - January(a)(b)	1,449,781	70,314,378
Innovator U.S. Equity Power Buffer ETF - July(a)(b)	1,457,176	69,886,161
Innovator U.S. Equity Power Buffer ETF - June(a)(b)	1,608,692	69,367,603
Innovator U.S. Equity Power Buffer ETF - March(a)(b)	1,498,600	70,194,424
Innovator U.S. Equity Power Buffer ETF - May(a)(b)	1,698,414	68,853,704
Innovator U.S. Equity Power Buffer ETF - November(a)(b)	1,634,417	70,770,256
Innovator U.S. Equity Power Buffer ETF - October(a)(b)	1,552,586	70,456,353
Innovator U.S. Equity Power Buffer ETF - September(a)(b)	1,553,289	70,099,933
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $720,330,588)		840,894,135
TOTAL INVESTMENTS - 99.9% (Cost $720,330,588)		$840,894,135
Money Market Deposit Account - 0.1%(c)		806,468
Liabilities in Excess of Other Assets - (0.0)%(d)		(54,979)
TOTAL NET ASSETS - 100.0%		$841,645,624

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

(d)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Affiliated Exchange Traded Funds	$840,894,135	99.9%
Money Market Deposit Account	806,468	0.1
Liabilities in Excess of Other Assets	(54,979)	0.0(a)
	$841,645,624	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

91

INNOVATOR NASDAQ-100 MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Auto Manufacturers - 4.0%
Tesla, Inc.(a)	2,010	$767,076
Beverages - 1.1%
Keurig Dr Pepper, Inc.	7,410	217,854
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc.(a)	345	106,774
Regeneron Pharmaceuticals, Inc.	315	222,724
		329,498
Chemicals - 2.1%
Linde PLC	802	401,914
Commercial Services - 0.7%
Verisk Analytics, Inc.	690	127,298
Computers - 10.4%
Apple, Inc.	5,626	1,526,615
Western Digital Corp.	780	338,926
Zscaler, Inc.(a)	900	117,612
		1,983,153
Electric - 1.2%
Xcel Energy, Inc.	2,790	231,430
Food - 1.0%
Kraft Heinz Co.	8,430	191,024
Healthcare-Products - 0.8%
GE HealthCare Technologies, Inc.	2,520	153,317
Internet - 19.4%
Airbnb, Inc. - Class A(a)	1,890	265,280
Alphabet, Inc. - Class A	2,128	818,854
Alphabet, Inc. - Class C	1,935	739,054
Amazon.com, Inc.(a)	4,450	1,179,517
Meta Platforms, Inc. - Class A	1,148	702,473
		3,705,178
Media - 2.3%
Charter Communications, Inc. - Class A(a)	870	143,698
Comcast Corp. - Class A	4,956	134,010
Thomson Reuters Corp.	1,650	157,889
		435,597
Pharmaceuticals - 0.6%
Dexcom, Inc.(a)	1,755	104,510
Retail - 6.2%
Costco Wholesale Corp.	465	471,756
Walmart, Inc.	5,404	712,950
		1,184,706

The accompanying notes are an integral part of these financial statements.

92

INNOVATOR NASDAQ-100 MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - 29.1%(b)
Advanced Micro Devices, Inc.(a)	1,980	$701,890
Broadcom, Inc.	1,890	788,943
KLA Corp.	240	420,084
Lam Research Corp.	1,995	514,431
Microchip Technology, Inc.	2,160	200,686
Micron Technology, Inc.	1,365	705,923
Monolithic Power Systems, Inc.	195	314,810
NVIDIA Corp.	9,469	1,889,728
		5,536,495
Software - 12.2%
Autodesk, Inc.(a)	975	231,075
Microsoft Corp.	3,090	1,260,040
Palantir Technologies, Inc. - Class A(a)	2,880	400,637
Paychex, Inc.	2,007	185,908
Take-Two Interactive Software, Inc.(a)	1,110	237,274
		2,314,934
Telecommunications - 4.7%
Cisco Systems, Inc.	5,717	523,106
T-Mobile US, Inc.	1,920	375,360
		898,466
Transportation - 1.1%
Old Dominion Freight Line, Inc.	1,013	215,192
TOTAL COMMON STOCKS (Cost $17,319,719)		18,797,642

	Notional Amount	Contracts
PURCHASED OPTIONS - 2.5%(a)
Put Options - 2.5%
Invesco QQQ Trust Series 1(c)(d)(e)
Expiration: 06/30/2026; Exercise Price: $600.00	$4,874,502	73	37,371
Expiration: 09/30/2026; Exercise Price: $600.00	4,874,502	73	106,422
Expiration: 12/31/2026; Exercise Price: $600.00	4,874,502	73	162,024
Expiration: 03/31/2027; Exercise Price: $575.00	4,807,728	72	162,143
TOTAL PURCHASED OPTIONS (Cost $999,766)			467,960
TOTAL INVESTMENTS - 101.1% (Cost $18,319,485)			$19,265,602
Money Market Deposit Account - 0.7%(f)			131,608
Liabilities in Excess of Other Assets - (1.8)%			(341,106)
TOTAL NET ASSETS - 100.0%			$19,056,104

The accompanying notes are an integral part of these financial statements.

93

INNOVATOR NASDAQ-100 MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

94

Innovator Nasdaq-100 Managed 10 Buffer ETF
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%
Call Options - (0.4)%
NASDAQ 100 Index(a)(b)
Expiration: 05/01/2026; Exercise Price: $27,500.00	$(5,490,424)	(2)	$(18,610)
Expiration: 05/06/2026; Exercise Price: $27,700.00	(8,235,636)	(3)	(38,550)
Expiration: 05/11/2026; Exercise Price: $28,150.00	(5,490,424)	(2)	(14,200)
Total Call Options			(71,360)
Put Options - (1.3)%
Invesco QQQ Trust Series 1(a)(b)
Expiration: 06/30/2026; Exercise Price: $540.00	(4,874,502)	(73)	(13,235)
Expiration: 09/30/2026; Exercise Price: $540.00	(4,874,502)	(73)	(53,296)
Expiration: 12/31/2026; Exercise Price: $540.00	(4,874,502)	(73)	(92,340)
Expiration: 03/31/2027; Exercise Price: $520.00	(4,807,728)	(72)	(101,909)
Total Put Options			(260,780)
TOTAL WRITTEN OPTIONS (Premiums received $627,991)			$(332,140)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Common Stocks	$18,797,642	98.6%
Purchased Options	467,960	2.5
Written Options	(332,140)	(1.7)
Money Market Deposit Account	131,608	0.7
Liabilities in Excess of Other Assets	(8,966)	(0.1)(a)
	$19,056,104	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

95

INNOVATOR NASDAQ-100 MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Auto Manufacturers - 3.3%
Tesla, Inc.(a)	43,515	$16,606,629
Beverages - 2.3%
Coca-Cola Europacific Partners PLC	56,596	5,352,284
Keurig Dr Pepper, Inc.(b)	213,580	6,279,252
		11,631,536
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc.(a)	6,430	1,990,021
Gilead Sciences, Inc.	68,811	9,003,231
		10,993,252
Commercial Services - 1.3%
PayPal Holdings, Inc.	88,377	4,431,223
Verisk Analytics, Inc.	10,486	1,934,562
		6,365,785
Computers - 9.1%
Apple, Inc.	143,763	39,010,090
Western Digital Corp.	16,553	7,192,610
		46,202,700
Distribution/Wholesale - 1.2%
Fastenal Co.	130,898	5,881,247
Electric - 1.4%
Xcel Energy, Inc.(b)	87,581	7,264,844
Engineering & Construction - 0.5%
Ferrovial SE(b)	37,514	2,585,090
Food - 0.6%
Kraft Heinz Co.	129,334	2,930,708
Healthcare-Products - 1.0%
GE HealthCare Technologies, Inc.	29,689	1,806,279
IDEXX Laboratories, Inc.(a)	5,300	2,972,240
		4,778,519
Internet - 21.0%
Alphabet, Inc. - Class A	60,838	23,410,463
Alphabet, Inc. - Class C	57,420	21,930,995
Amazon.com, Inc.(a)	101,564	26,920,554
AppLovin Corp. - Class A(a)	10,018	4,471,534
Meta Platforms, Inc. - Class A	28,943	17,710,511
Netflix, Inc.(a)	127,194	11,906,630
		106,350,687
Lodging - 1.7%
Marriott International, Inc./MD - Class A	23,636	8,548,905

The accompanying notes are an integral part of these financial statements.

96

INNOVATOR NASDAQ-100 MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media - 0.5%
Charter Communications, Inc. - Class A(a)(b)	16,412	$2,710,770
Oil & Gas - 1.1%
Diamondback Energy, Inc.(b)	25,866	5,318,825
Retail - 7.3%
Costco Wholesale Corp.	15,921	16,152,332
Ross Stores, Inc.	29,930	6,817,755
Walmart, Inc.	106,071	13,993,947
		36,964,034
Semiconductors - 30.0%(c)
Advanced Micro Devices, Inc.(a)	56,863	20,157,365
ASML Holding NV	5,059	7,279,850
Broadcom, Inc.	51,787	21,617,447
Intel Corp.(a)	182,472	17,239,955
Lam Research Corp.	71,316	18,389,544
Microchip Technology, Inc.	68,220	6,338,320
Monolithic Power Systems, Inc.	3,588	5,792,503
NVIDIA Corp.	236,970	47,292,103
NXP Semiconductors NV	25,937	7,614,844
		151,721,931
Software - 11.4%
Datadog, Inc. - Class A(a)	22,984	3,038,255
Electronic Arts, Inc.	18,546	3,753,154
Microsoft Corp.	66,061	26,938,355
Palantir Technologies, Inc. - Class A(a)	66,453	9,244,277
Paychex, Inc.	49,499	4,585,092
Synopsys, Inc.(a)	12,670	6,114,542
Take-Two Interactive Software, Inc.(a)	18,227	3,896,203
		57,569,878
Transportation - 1.1%
Old Dominion Freight Line, Inc.	27,071	5,750,692
TOTAL COMMON STOCKS (Cost $355,839,034)		490,176,032

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.4%(a)
Put Options - 1.4%
Invesco QQQ Trust Series 1(d)(e)(f)
Expiration: 06/30/2026; Exercise Price: $495.00	$127,805,436	1,914	176,088
Expiration: 09/30/2026; Exercise Price: $540.00	127,805,436	1,914	1,404,876
Expiration: 12/31/2026; Exercise Price: $555.00	127,805,436	1,914	2,844,204
Expiration: 03/31/2027; Exercise Price: $520.00	127,805,436	1,914	2,762,859
TOTAL PURCHASED OPTIONS (Cost $18,186,382)			7,188,027

The accompanying notes are an integral part of these financial statements.

97

INNOVATOR NASDAQ-100 MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.6%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(g)	13,090,991	$13,090,991
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,090,991)		13,090,991
TOTAL INVESTMENTS - 101.0% (Cost $387,116,407)		$510,455,050
Money Market Deposit Account - 2.0%(h)		10,286,217
Liabilities in Excess of Other Assets - (3.0)%		(15,114,599)
TOTAL NET ASSETS - 100.0%		$505,626,668

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $13,038,888.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

98

INNOVATOR NASDAQ-100 MANAGED FLOOR ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%
Call Options - (0.4)%
NASDAQ 100 Index(a)(b)
Expiration: 05/01/2026; Exercise Price: $27,500.00	$(170,203,144)	(62)	$(576,910)
Expiration: 05/06/2026; Exercise Price: $27,700.00	(170,203,144)	(62)	(796,700)
Expiration: 05/11/2026; Exercise Price: $28,150.00	(164,712,720)	(60)	(426,000)
TOTAL WRITTEN OPTIONS (Premiums received $1,898,369)			$(1,799,610)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Common Stocks	$490,176,032	97.0%
Purchased Options	7,188,027	1.4
Written Options	(1,799,610)	(0.4)
Investments Purchased with Proceeds from Securities Lending	13,090,991	2.6
Money Market Deposit Account	10,286,217	2.0
Liabilities in Excess of Other Assets	(13,314,989)	(2.6)
	$505,626,668	100.0%

The accompanying notes are an integral part of these financial statements.

99

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.8%(a)
Call Options - 99.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.17(b)(c)(d)	$128,855,738	1,793	$126,655,727
Put Options - 5.8%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.65(b)(c)(d)	128,855,738	1,793	7,426,606
TOTAL PURCHASED OPTIONS (Cost $134,090,932)			134,082,333
TOTAL INVESTMENTS - 104.8% (Cost $134,090,932)			$134,082,333
Money Market Deposit Account - 0.1%(e)			146,619
Liabilities in Excess of Other Assets - (4.9)%			(6,328,257)
TOTAL NET ASSETS - 100.0%			$127,900,695

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

100

INNOVATOR POWER BUFFER STEP-UP STRATEGY ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.1)%
Call Options - (2.5)%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $812.29(a)(b)	$(128,855,738)	(1,793)	$(3,225,607)
Put Options - (2.6)%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $610.85(a)(b)	(128,855,738)	(1,793)	(3,288,362)
TOTAL WRITTEN OPTIONS (Premiums received $6,505,236)			$(6,513,969)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$134,082,333	104.8%
Written Options	(6,513,969)	(5.1)
Money Market Deposit Account	146,619	0.1
Other Assets in Excess of Other Assets	185,712	0.2
	$127,900,695	100.0%

The accompanying notes are an integral part of these financial statements.

101

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 76.3%
Banks - 38.0%(a)
Bank of America Corp.
Series 02, 4.58% (3 mo. Term SOFR + 0.91%), Perpetual(b)	11,511	$221,587
Series 4, 4.68% (3 mo. Term SOFR + 1.01%), Perpetual(b)	11,643	233,326
Series 5, 4.43% (3 mo. Term SOFR + 0.76%), Perpetual(b)(c)	11,369	222,605
Series E, 4.57% (3 mo. Term SOFR + 0.61%), Perpetual(b)	11,932	230,288
Series GG, 6.00%, Perpetual(b)	8,969	226,916
Series HH, 5.88%, Perpetual(b)	9,023	224,673
Series KK, 5.38%, Perpetual(b)	10,245	225,800
Series LL, 5.00%, Perpetual(b)	10,997	225,768
Series NN, 4.38%, Perpetual(b)	12,645	222,805
Series PP, 4.13%, Perpetual(b)	13,337	223,928
Series QQ, 4.25%, Perpetual(b)(c)	13,047	225,974
Series SS, 4.75%, Perpetual(b)	11,656	227,059
Bank of New York Mellon Corp., Series K, 6.15% to 03/20/2030 then 5 yr. CMT Rate + 2.16%, Perpetual(b)(c)	106,466	2,718,077
Cullen/Frost Bankers, Inc., Series B, 4.45%, Perpetual(b)	156,844	2,683,601
JPMorgan Chase & Co.
Series DD, 5.75%, Perpetual(b)	18,316	454,420
Series EE, 6.00%, Perpetual(b)	17,887	452,899
Series GG, 4.75%, Perpetual(b)	22,772	457,262
Series JJ, 4.55%, Perpetual(b)	23,596	452,099
Series LL, 4.63%, Perpetual(b)	23,213	452,189
Series MM, 4.20%, Perpetual(b)	25,349	457,296
Morgan Stanley
Series A, 4.63% (3 mo. Term SOFR + 0.96%), Perpetual(b)	15,631	303,710
Series E, 7.13% (3 mo. LIBOR USD + 4.32%), Perpetual(b)(d)	11,750	298,215
Series F, 6.88% (3 mo. LIBOR USD + 3.94%), Perpetual(b)(d)	11,810	298,202
Series I, 6.38% (3 mo. LIBOR USD + 3.71%), Perpetual(b)(c)(d)	12,037	302,249
Series K, 5.85% (3 mo. LIBOR USD + 3.49%), Perpetual(b)(d)	12,665	306,493
Series L, 4.88%, Perpetual(b)	14,967	307,123
Series O, 4.25%, Perpetual(b)(c)	17,312	301,575
Series P, 6.50%, Perpetual(b)(c)	11,891	300,486
Series Q, 6.63%, Perpetual(b)	11,713	299,384
Northern Trust Corp., Series E, 4.70%, Perpetual(b)	142,554	2,724,207
State Street Corp., Series G, 5.35% (3 mo. LIBOR USD + 3.71%), Perpetual(b)(d)	123,277	2,744,146
Truist Financial Corp.
Series I, 4.45%, Perpetual(b)	47,675	916,314
Series O, 5.25%, Perpetual(b)	43,152	927,336
Series R, 4.75%, Perpetual(b)(c)	48,936	919,018
UMB Financial Corp., 7.75% to 07/15/2030 then 5 yr. CMT Rate + 3.74%, Perpetual(b)	104,337	2,760,757
US Bancorp
Series B*, 4.53% (3 mo. Term SOFR + 0.86%), Perpetual(b)	29,121	548,057
Series K, 5.50%, Perpetual(b)	24,771	547,439

The accompanying notes are an integral part of these financial statements.

102

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Banks - (Continued)
Series L, 3.75%, Perpetual(b)	36,041	$542,057
Series M, 4.00%, Perpetual(b)	34,188	544,957
Series O, 4.50%, Perpetual(b)	30,682	547,367
		27,277,664
Diversified Financial Services - 7.7%
Charles Schwab Corp.
Series D, 5.95%, Perpetual(b)	54,857	1,368,133
Series J, 4.45%, Perpetual(b)	75,273	1,379,754
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual(b)	115,976	2,779,945
		5,527,832
Insurance - 30.6%(a)
Arch Capital Group Ltd.
Series F, 5.45%, Perpetual(b)	68,317	1,394,350
Series G, 4.55%, Perpetual(b)	80,999	1,398,853
Aspen Insurance Holdings Ltd.
7.00%, Perpetual(b)	38,078	940,907
Series *, 5.63%, Perpetual(b)	42,964	931,889
Series **, 5.63%, Perpetual(b)	42,593	912,342
Athene Holding Ltd.
Series A, 6.35% to 6/30/2029 then 3 mo. Term SOFR + 4.25%, Perpetual(b)	28,183	686,256
Series B, 5.63%, Perpetual(b)	35,244	681,971
Series D, 4.88%, Perpetual(b)	41,025	685,938
Series E, 7.75% (5 yr. CMT Rate + 3.96%), Perpetual(b)(c)	26,607	679,809
Axis Capital Holdings Ltd., Series E, 5.50%, Perpetual(b)	137,336	2,695,906
Equitable Holdings, Inc.
Series A, 5.25%, Perpetual(b)(c)	68,563	1,355,491
Series C, 4.30%, Perpetual(b)	83,385	1,360,843
Hartford Insurance Group, Inc., Series G, 6.00%, Perpetual(b)	108,153	2,721,130
MetLife, Inc.
Series A, 4.94% (3 mo. Term SOFR + 1.26%), Perpetual(b)	42,819	906,478
Series E, 5.63%, Perpetual(b)	39,486	900,281
Series F, 4.75%, Perpetual(b)	48,323	927,318
RenaissanceRe Holdings Ltd.
Series F, 5.75%, Perpetual(b)	64,456	1,391,605
Series G, 4.20%, Perpetual(b)	88,076	1,371,343
		21,942,710
TOTAL PREFERRED STOCKS (Cost $64,248,957)		54,748,206
CONVERTIBLE PREFERRED STOCKS - 12.3%
Diversified Financial Services - 8.2%
Apollo Global Management, Inc., 6.75%, 07/31/2026(b)	45,832	3,012,538
Ares Management Corp., Series B, 6.75%, 10/01/2027(b)	73,567	2,886,769
		5,899,307

The accompanying notes are an integral part of these financial statements.

103

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - (Continued)
Private Equity - 4.1%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028(b)(c)	66,540	$2,953,045
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,928,813)		8,852,352
REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 11.4%
REITS - 11.4%
Agree Realty Corp., Series A, 4.25%, Perpetual	158,155	2,712,358
Kimco Realty Corp.
Series L, 5.13%, Perpetual(c)	68,530	1,356,209
Series M, 5.25%, Perpetual	66,542	1,341,487
Public Storage
Series F, 5.15%, Perpetual(c)	11,311	232,102
Series G, 5.05%, Perpetual(c)	11,474	233,611
Series H, 5.60%, Perpetual	10,165	227,289
Series I, 4.88%, Perpetual(c)	11,919	229,202
Series J, 4.70%, Perpetual	12,419	230,124
Series K, 4.75%, Perpetual	12,214	228,035
Series L, 4.63%, Perpetual	12,680	234,073
Series N, 3.88%, Perpetual	15,088	229,187
Series O, 3.90%, Perpetual	14,758	226,240
Series P, 4.00%, Perpetual(c)	14,564	231,713
Series R, 4.00%, Perpetual	14,564	229,092
Series S, 4.10%, Perpetual	14,013	226,870
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $10,285,930)		8,167,592

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.4%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(e)	3,910,996	3,910,996
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,910,996)		3,910,996
TOTAL INVESTMENTS - 105.4% (Cost $88,374,696)		$75,679,146
Money Market Deposit Account - 0.5%(f)		393,656
Liabilities in Excess of Other Assets - (5.9)%		(4,268,006)
TOTAL NET ASSETS - 100.0%		$71,804,796

The accompanying notes are an integral part of these financial statements.

104

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $3,896,215.
(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Preferred Stocks	$54,748,206	76.3%
Convertible Preferred Stocks	8,852,352	12.3
Real Estate Investment Trusts - Preferred	8,167,592	11.4
Investments Purchased with Proceeds from Securities Lending	3,910,996	5.4
Money Market Deposit Account	393,656	0.5
Liabilities in Excess of Other Assets	(4,268,006)	(5.9)
	$71,804,796	100.0%

The accompanying notes are an integral part of these financial statements.

105

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.1%
Advertising - 0.2%
Boston Omaha Corp. - Class A(a)	576	$6,924
Clear Channel Outdoor Holdings, Inc.(a)	3,006	7,214
		14,138
Aerospace/Defense - 1.4%
AAR Corp.(a)	114	12,582
Amprius Technologies, Inc.(a)	356	7,497
Archer Aviation, Inc. - Class A(a)	1,851	10,625
Astronics Corp.(a)	108	7,711
Beta Technologies, Inc. - Class A(a)	344	5,480
Ducommun, Inc.(a)	49	6,955
Firefly Aerospace, Inc.(a)	420	14,532
Intuitive Machines, Inc.(a)	389	9,861
Mercury Systems, Inc.(a)	120	9,469
Ondas, Inc.(a)	1,162	11,667
Red Cat Holdings, Inc.(a)	355	4,161
Voyager Technologies, Inc. - Class A(a)	276	7,289
		107,829
Agriculture - 0.4%
Andersons, Inc.	102	8,011
Fresh Del Monte Produce, Inc.	180	7,540
Limoneira Co.	504	6,416
Tejon Ranch Co.(a)	603	11,801
		33,768
Airlines - 0.3%
Allegiant Travel Co.(a)	66	4,992
Copa Holdings SA - Class A	72	8,329
JetBlue Airways Corp.(a)	1,218	5,670
SkyWest, Inc.(a)	84	6,898
		25,889
Apparel - 1.0%
Capri Holdings Ltd.(a)	414	8,077
Carter’s, Inc.	180	6,502
Columbia Sportswear Co.	114	6,945
Kontoor Brands, Inc.	168	12,324
Levi Strauss & Co. - Class A	330	7,352
PVH Corp.	138	12,619
Steven Madden Ltd.	234	8,789
Under Armour, Inc. - Class A(a)	1,002	6,303
Wolverine World Wide, Inc.	408	6,944
		75,855
Auto Manufacturers - 0.2%
Blue Bird Corp.(a)	126	8,078
Lucid Group, Inc.(a)	618	3,937
		12,015

The accompanying notes are an integral part of these financial statements.

106

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Auto Parts & Equipment - 1.2%
Adient PLC(a)	264	$5,557
Dana, Inc.	312	11,373
Dorman Products, Inc.(a)	72	8,101
Douglas Dynamics, Inc.	168	7,750
Garrett Motion, Inc.	421	10,782
Gentherm, Inc.(a)	222	6,682
Goodyear Tire & Rubber Co.(a)	828	5,862
Miller Industries, Inc./TN	162	7,774
Phinia, Inc.	96	6,926
Standard Motor Products, Inc.	162	6,054
Visteon Corp.	72	8,043
XPEL, Inc.(a)	132	6,286
		91,190
Banks - 8.5%
ACNB Corp.	138	6,995
Alerus Financial Corp.	342	9,213
Ameris Bancorp	47	4,007
Arrow Financial Corp.	240	8,844
Associated Banc-Corp.	282	7,941
Atlantic Union Bankshares Corp.	336	12,650
BancFirst Corp.	60	6,697
Bancorp, Inc.(a)	144	8,616
Bank of Hawaii Corp.	90	7,156
Bank of Marin Bancorp	322	8,256
Bank of NT Butterfield & Son Ltd.	138	7,652
BankUnited, Inc.	78	3,625
Bar Harbor Bankshares	228	7,809
BCB Bancorp, Inc.	852	8,648
Bridgewater Bancshares, Inc.(a)	372	6,744
Camden National Corp.	144	6,936
Capital Bancorp, Inc.	228	7,180
Capital City Bank Group, Inc.	168	7,757
Carter Bankshares, Inc.(a)	399	10,214
Cathay General Bancorp	132	7,396
Citizens & Northern Corp.	300	6,624
Civista Bancshares, Inc.	300	7,461
CNB Financial Corp./PA	246	7,473
Colony Bankcorp, Inc.	591	11,725
Community Financial System, Inc.	108	6,843
Community Trust Bancorp, Inc.	120	7,792
Customers Bancorp, Inc.(a)	96	7,322
CVB Financial Corp.	699	14,239
Eastern Bankshares, Inc.	282	5,705
Farmers & Merchants Bancorp, Inc./Archbold OH	301	8,061
Farmers National Banc Corp.	687	9,666

The accompanying notes are an integral part of these financial statements.

107

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
FB Financial Corp.	120	$6,488
Financial Institutions, Inc.	210	7,155
First Bancorp, Inc.	264	7,513
First BanCorp/Puerto Rico	456	11,072
First Bancorp/Southern Pines NC	94	5,428
First Community Bankshares, Inc.	180	7,672
First Interstate BancSystem, Inc. - Class A	120	4,259
First Mid Bancshares, Inc.	168	7,071
Firstsun Capital Bancorp(a)	184	6,506
Five Star Bancorp	180	7,281
Flagstar Bank NA	912	12,741
Fulton Financial Corp.	661	14,271
German American Bancorp, Inc.	168	7,236
Hancock Whitney Corp.	66	4,456
Hanmi Financial Corp.	270	8,076
Heritage Financial Corp./WA	258	7,100
Horizon Bancorp, Inc./IN	402	7,276
Independent Bank Corp.	84	6,551
Independent Bank Corp./MI	198	6,576
International Bancshares Corp.	102	7,317
Kearny Financial Corp./MD	888	7,140
Live Oak Bancshares, Inc.	180	6,768
Metrocity Bankshares, Inc.	276	8,829
Midland States Bancorp, Inc.	312	8,115
MVB Financial Corp.	264	6,898
Nicolet Bankshares, Inc.	60	8,789
OFG Bancorp	174	7,997
Park National Corp.	42	7,232
Pathward Financial, Inc.	78	6,774
PCB Bancorp	312	7,529
Peoples Financial Services Corp.	126	7,177
Ponce Financial Group, Inc.(a)	432	7,543
Red River Bancshares, Inc.	78	7,077
Renasant Corp.	174	6,941
S&T Bancorp, Inc.	162	7,149
ServisFirst Bancshares, Inc.	132	10,510
Shore Bancshares, Inc.	444	8,569
Sierra Bancorp	198	7,144
Simmons First National Corp. - Class A	263	5,591
SmartFinancial, Inc.	211	8,849
South Plains Financial, Inc.	168	6,901
Southern First Bancshares, Inc.(a)	126	7,094
Southside Bancshares, Inc.	216	7,134
Stellar Bancorp, Inc.	186	6,986
Stock Yards Bancorp, Inc.	102	7,378
Texas Capital Bancshares, Inc.(a)	72	7,250

The accompanying notes are an integral part of these financial statements.

108

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
Towne Bank/Portsmouth VA	198	$7,041
Triumph Financial, Inc.(a)	120	8,122
TrustCo Bank Corp. NY	156	7,426
United Community Banks, Inc./GA	216	7,199
Walker & Dunlop, Inc.	75	3,776
Washington Trust Bancorp, Inc.	198	6,223
WesBanco, Inc.	198	6,807
West BanCorp, Inc.	282	6,754
		648,004
Beverages - 0.2%
Boston Beer Co., Inc. - Class A(a)	30	7,111
Vita Coco Co., Inc.(a)	132	8,711
		15,822
Biotechnology - 8.3%
ACADIA Pharmaceuticals, Inc.(a)	528	11,854
ADMA Biologics, Inc.(a)	648	6,642
Alumis, Inc.(a)	210	5,185
AnaptysBio, Inc.(a)	138	9,071
ANI Pharmaceuticals, Inc.(a)	90	7,150
Apellis Pharmaceuticals, Inc.(a)	330	13,513
Apogee Therapeutics, Inc.(a)	125	10,361
Arbutus Biopharma Corp.(a)	1,806	7,585
Arcus Biosciences, Inc.(a)	378	9,639
Arcutis Biotherapeutics, Inc.(a)	288	6,687
Ardelyx, Inc.(a)	1,044	6,609
ArriVent Biopharma, Inc.(a)	318	9,887
AtaiBeckley, Inc.(a)	1,245	5,179
Beam Therapeutics, Inc.(a)	312	9,463
BioCryst Pharmaceuticals, Inc.(a)	1,062	9,728
Biohaven Ltd.(a)	630	6,042
Capricor Therapeutics, Inc.(a)	135	4,533
Celcuity, Inc.(a)	108	13,106
Celldex Therapeutics, Inc.(a)	312	10,259
CG oncology, Inc.(a)	193	12,881
Cogent Biosciences, Inc.(a)	324	11,596
Crinetics Pharmaceuticals, Inc.(a)	300	11,634
Definium Therapeutics, Inc.(a)	456	9,977
Denali Therapeutics, Inc.(a)	523	9,791
Dianthus Therapeutics, Inc.(a)	150	13,170
Disc Medicine, Inc.(a)	126	8,310
Dyne Therapeutics, Inc.(a)	462	8,108
Edgewise Therapeutics, Inc.(a)	246	7,616
Erasca, Inc.(a)	665	7,082
EyePoint, Inc.(a)	298	3,934
First Tracks Biotherapeutics, Inc.(a)	138	3,211

The accompanying notes are an integral part of these financial statements.

109

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Ideaya Biosciences, Inc.(a)	288	$8,381
Immatics NV(a)	732	8,045
ImmunityBio, Inc.(a)	1,212	8,605
Immunome, Inc.(a)	324	7,433
Immunovant, Inc.(a)	282	7,655
Intellia Therapeutics, Inc.(a)	606	8,169
Iovance Biotherapeutics, Inc.(a)	1,141	3,834
Kodiak Sciences, Inc.(a)	151	6,565
Kura Oncology, Inc.(a)	870	7,682
Kymera Therapeutics, Inc.(a)	113	9,161
Ligand Pharmaceuticals, Inc.(a)	54	12,390
Liquidia Corp.(a)	192	7,528
Mineralys Therapeutics, Inc.(a)	258	6,876
Nektar Therapeutics(a)	102	8,674
NeoGenomics, Inc.(a)	630	5,834
Novavax, Inc.(a)	834	6,609
Nurix Therapeutics, Inc.(a)	462	7,715
Nuvalent, Inc. - Class A(a)	144	14,440
Nuvation Bio, Inc.(a)	1,248	5,554
Omeros Corp.(a)	327	4,774
Oruka Therapeutics, Inc.(a)	222	15,187
PTC Therapeutics, Inc.(a)	210	13,663
Rapport Therapeutics, Inc.(a)	258	8,548
Recursion Pharmaceuticals, Inc. - Class A(a)	2,064	7,141
Relay Therapeutics, Inc.(a)	804	10,420
Sarepta Therapeutics, Inc.(a)	402	8,394
Scholar Rock Holding Corp.(a)	210	9,788
Soleno Therapeutics, Inc.(a)	192	10,141
Stoke Therapeutics, Inc.(a)	184	6,020
Syndax Pharmaceuticals, Inc.(a)	354	7,586
Tango Therapeutics, Inc.(a)	352	7,610
Tarsus Pharmaceuticals, Inc.(a)	120	7,633
Taysha Gene Therapies, Inc.(a)	1,011	6,460
Terns Pharmaceuticals, Inc.(a)	226	11,962
TG Therapeutics, Inc.(a)	420	14,188
Theravance Biopharma, Inc.(a)	366	6,127
Travere Therapeutics, Inc.(a)	264	11,120
Ultragenyx Pharmaceutical, Inc.(a)	396	9,777
Vera Therapeutics, Inc.(a)	168	5,982
Veracyte, Inc.(a)	216	7,111
Vericel Corp.(a)	198	6,877
Viking Therapeutics, Inc.(a)	360	11,225
Zymeworks, Inc.(a)	318	8,758
		637,445

The accompanying notes are an integral part of these financial statements.

110

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Building Materials - 0.9%
American Woodmark Corp.(a)	160	$6,989
Boise Cascade Co.	108	8,561
Gibraltar Industries, Inc.(a)	164	6,401
Griffon Corp.	78	7,111
Hayward Holdings, Inc.(a)	468	7,025
Knife River Corp.(a)	144	13,327
Masterbrand, Inc.(a)	612	5,496
Trex Co., Inc.(a)	306	11,995
		66,905
Chemicals - 2.2%
Ashland, Inc.	144	7,669
Balchem Corp.	90	14,546
Cabot Corp.	108	8,312
Chemours Co.	477	12,855
Ecovyst, Inc.(a)	618	8,763
FMC Corp.	662	10,182
Hawkins, Inc.	54	9,042
HB Fuller Co.	156	9,441
Huntsman Corp.	552	7,932
Ingevity Corp.(a)	108	8,229
Minerals Technologies, Inc.	96	6,906
Olin Corp.	288	8,202
Perimeter Solutions, Inc.(a)	456	13,817
Quaker Chemical Corp.	42	5,707
Rogers Corp.(a)	66	8,960
Sensient Technologies Corp.	96	10,910
Stepan Co.	148	7,404
Tronox Holdings PLC	918	9,171
		168,048
Coal - 0.5%
Alpha Metallurgical Resources, Inc.(a)	36	6,712
Core Natural Resources, Inc.	150	13,461
Peabody Energy Corp.	330	8,798
Warrior Met Coal, Inc.	150	13,477
		42,448
Commercial Services - 4.5%
ABM Industries, Inc.	162	6,610
Alarm.com Holdings, Inc.(a)	156	6,928
Arlo Technologies, Inc.(a)	630	8,852
Avis Budget Group, Inc.(a)	60	10,840
BrightView Holdings, Inc.(a)	528	6,283
Brink’s Co.	90	9,608
Cass Information Systems, Inc.	162	7,661
CBIZ, Inc.(a)	258	7,869
Cimpress PLC(a)	96	8,492
Covista, Inc.(a)	108	12,444

The accompanying notes are an integral part of these financial statements.

111

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Commercial Services - (Continued)
Ennis, Inc.	417	$8,707
Euronet Worldwide, Inc.(a)	108	7,817
EVERTEC, Inc.	270	7,973
First Advantage Corp.(a)	756	9,647
Flywire Corp.(a)	654	8,836
GPGI, Inc.	224	3,456
Graham Holdings Co. - Class B	12	13,470
Grand Canyon Education, Inc.(a)	72	12,173
Healthcare Services Group, Inc.(a)	336	7,194
Huron Consulting Group, Inc.(a)	60	7,840
ICF International, Inc.	96	6,879
Korn Ferry	120	7,973
Laureate Education, Inc.(a)	390	11,737
Legence Corp. - Class A(a)	150	13,044
ManpowerGroup, Inc.	252	7,628
Marqeta, Inc. - Class A(a)	1,836	7,968
Matthews International Corp. - Class A	276	7,877
NPK International, Inc.(a)	498	8,142
Payoneer Global, Inc.(a)	1,332	6,633
Perdoceo Education Corp.	234	7,942
Progyny, Inc.(a)	278	5,165
Remitly Global, Inc.(a)	564	12,346
Robert Half, Inc.	288	7,664
Sezzle, Inc.(a)	57	4,537
Strategic Education, Inc.	96	7,526
Stride, Inc.(a)	136	13,214
UL Solutions, Inc.	168	15,202
Upbound Group, Inc.	354	6,995
Verra Mobility Corp.(a)	408	6,051
WillScot Holdings Corp.	486	11,003
		348,226
Computers - 1.2%
Crane NXT Co.	138	6,166
Diebold Nixdorf, Inc.(a)	108	8,295
DXC Technology Co.(a)	534	6,045
Everforth, Inc.(a)	174	3,671
Globant SA(a)	144	5,937
Insight Enterprises, Inc.(a)	84	6,124
NCR Atleos Corp.(a)	216	9,586
NCR Voyix Corp.(a)	756	5,209
NetScout Systems, Inc.(a)	195	6,572
NextNav, Inc.(a)	444	8,227
Pitney Bowes, Inc.	702	10,853
Tenable Holdings, Inc.(a)	318	6,643
Varonis Systems, Inc.(a)	396	10,415
		93,743

The accompanying notes are an integral part of these financial statements.

112

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Cosmetics/Personal Care - 0.2%
Interparfums, Inc.	72	$6,568
Perrigo Co. PLC	492	5,825
Prestige Consumer Healthcare, Inc.(a)	120	6,759
		19,152
Distribution/Wholesale - 0.6%
Gold.com, Inc.	120	5,423
OPENLANE, Inc.(a)	264	8,300
Resideo Technologies, Inc.(a)	420	17,375
Rush Enterprises, Inc. - Class A	120	8,884
VSE Corp.	42	7,211
		47,193
Diversified Financial Services - 3.9%
Acadian Asset Management, Inc.	138	9,294
Artisan Partners Asset Management, Inc. - Class A	99	3,707
BGC Group, Inc. - Class A	852	9,568
Bread Financial Holdings, Inc.	126	10,682
Cohen & Steers, Inc.	108	7,591
Dave, Inc.(a)	42	11,424
DigitalBridge Group, Inc.	576	8,963
Encore Capital Group, Inc.(a)	126	10,429
Enova International, Inc.(a)	72	12,198
EZCORP, Inc. - Class A(a)	294	9,637
Federated Hermes, Inc.	120	6,971
Galaxy Digital, Inc. - Class A(a)	596	16,354
LendingClub Corp.(a)	462	7,886
Miami International Holdings, Inc.(a)	168	7,810
Moelis & Co. - Class A	216	14,066
Navient Corp.	768	7,096
Nelnet, Inc. - Class A	54	7,652
PennyMac Financial Services, Inc.	108	9,751
Perella Weinberg Partners	336	7,641
Piper Sandler Cos.	192	16,742
PJT Partners, Inc. - Class A	48	7,332
Radian Group, Inc.	276	9,889
StepStone Group, Inc. - Class A	234	12,379
StoneX Group, Inc.(a)	180	19,085
Twenty One Capital, Inc. - Class A(a)	1,170	9,758
Upstart Holdings, Inc.(a)	234	7,390
Victory Capital Holdings, Inc. - Class A	108	8,479
Virtu Financial, Inc. - Class A	210	10,429
Western Union Co.	804	7,308
WisdomTree, Inc.	438	7,446
		294,957

The accompanying notes are an integral part of these financial statements.

113

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electric - 1.2%
Ameresco, Inc. - Class A(a)	222	$6,569
Avista Corp.	168	6,905
Black Hills Corp.	168	12,649
Clearway Energy, Inc. - Class C	228	9,202
Hawaiian Electric Industries, Inc.(a)	468	7,053
MGE Energy, Inc.	108	8,664
Northwestern Energy Group, Inc.	156	11,285
Otter Tail Corp.	108	9,638
TXNM Energy, Inc.	222	13,111
Unitil Corp.	138	7,239
		92,315
Electrical Components & Equipment - 1.3%
American Superconductor Corp.(a)	210	11,243
AZZ, Inc.	60	8,582
Belden, Inc.	90	10,123
Energizer Holdings, Inc.	318	6,227
EnerSys	111	23,672
Insteel Industries, Inc.	192	5,027
nLight, Inc.(a)	144	10,058
Powell Industries, Inc.	84	23,291
		98,223
Electronics - 3.0%
Applied Optoelectronics, Inc.(a)	180	29,585
Atkore, Inc.	108	8,440
Atmus Filtration Technologies, Inc.	210	13,314
Avnet, Inc.	234	19,307
Bel Fuse, Inc. - Class B	30	8,275
Benchmark Electronics, Inc.	120	9,846
Brady Corp. - Class A	108	8,837
CTS Corp.	132	7,537
Enovix Corp.(a)	1,212	8,084
ESCO Technologies, Inc.	60	19,437
Itron, Inc.(a)	126	10,559
Kimball Electronics, Inc.(a)	300	8,103
Knowles Corp.(a)	312	9,731
Napco Security Technologies, Inc.	162	7,574
OSI Systems, Inc.(a)	48	13,772
Plexus Corp.(a)	72	18,042
Vicor Corp.(a)	72	19,387
Vishay Intertechnology, Inc.	378	10,951
		230,781
Energy-Alternate Sources - 0.6%
Array Technologies, Inc.(a)	480	3,715
Fluence Energy, Inc.(a)	390	4,750
Plug Power, Inc.(a)	4,616	14,448

The accompanying notes are an integral part of these financial statements.

114

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy-Alternate Sources - (Continued)
REX American Resources Corp.(a)	216	$10,476
SolarEdge Technologies, Inc.(a)	204	8,744
T1 Energy, Inc.(a)	705	3,384
		45,517
Engineering & Construction - 1.9%
Arcosa, Inc.	126	15,935
Argan, Inc.	33	22,109
Centuri Holdings, Inc.(a)	196	7,370
Construction Partners, Inc. - Class A(a)	130	16,076
Everus Construction Group, Inc.(a)	150	22,115
Exponent, Inc.	120	8,027
Frontdoor, Inc.(a)	216	14,824
Granite Construction, Inc.	102	13,981
MYR Group, Inc.(a)	42	17,002
Tutor Perini Corp.	119	11,057
		148,496
Entertainment - 1.4%
Accel Entertainment, Inc.(a)	666	8,318
Atlanta Braves Holdings, Inc. - Class C(a)	180	8,894
Cinemark Holdings, Inc.	360	10,627
Madison Square Garden Entertainment Corp.(a)	114	7,629
Madison Square Garden Sports Corp.(a)	48	16,438
Marriott Vacations Worldwide Corp.	132	9,505
Penn Entertainment, Inc.(a)	612	10,686
Pursuit Attractions and Hospitality, Inc.(a)	198	8,332
Red Rock Resorts, Inc. - Class A	120	6,475
Rush Street Interactive, Inc.(a)	450	12,645
Six Flags Entertainment Corp.(a)	450	8,451
		108,000
Environmental Control - 0.4%
Energy Recovery, Inc.(a)	962	10,649
Enviri Corp.(a)	378	7,443
Pure Cycle Corp.(a)	820	9,463
		27,555
Food - 0.8%
Cal-Maine Foods, Inc.	126	9,735
Chefs’ Warehouse, Inc.(a)	108	8,381
Flowers Foods, Inc.	696	6,306
Grocery Outlet Holding Corp.(a)	702	5,553
J & J Snack Foods Corp.	84	7,414
Simply Good Foods Co.(a)	450	6,016
United Natural Foods, Inc.(a)	180	9,003
Utz Brands, Inc.	774	6,161
		58,569

The accompanying notes are an integral part of these financial statements.

115

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Forest Products & Paper - 0.1%
Sylvamo Corp.	138	$5,897
Gas - 0.6%
Chesapeake Utilities Corp.	60	7,567
MDU Resources Group, Inc.	528	11,896
Northwest Natural Holding Co.	150	7,950
ONE Gas, Inc.	96	8,565
Spire, Inc.	132	12,036
		48,014
Hand/Machine Tools - 0.4%
Enerpac Tool Group Corp.	192	6,739
Franklin Electric Co., Inc.	66	6,613
Kennametal, Inc.	192	7,432
Luxfer Holdings PLC	462	6,953
		27,737
Healthcare-Products - 3.1%
10X Genomics, Inc. - Class A(a)	396	8,732
Adaptive Biotechnologies Corp.(a)	480	6,768
Alphatec Holdings, Inc.(a)	540	5,270
Artivion, Inc.(a)	198	7,094
AtriCure, Inc.(a)	228	6,409
Axogen, Inc.(a)	216	9,331
Azenta, Inc.(a)	252	6,192
Billiontoone, Inc.(a)	72	5,404
BioLife Solutions, Inc.(a)	324	6,830
CONMED Corp.	174	6,379
DENTSPLY SIRONA, Inc.	558	6,557
Enovis Corp.(a)	330	7,735
Envista Holdings Corp.(a)	438	11,362
Establishment Labs Holdings, Inc.(a)	79	5,422
GRAIL, Inc.(a)	117	6,374
Haemonetics Corp.(a)	126	7,571
ICU Medical, Inc.(a)	54	6,437
Inspire Medical Systems, Inc.(a)	120	6,737
Integer Holdings Corp.(a)	84	7,435
IRhythm Holdings, Inc.(a)	90	11,624
Lantheus Holdings, Inc.(a)	180	15,232
LeMaitre Vascular, Inc.	84	9,219
Neogen Corp.(a)	396	3,722
Novocure Ltd.(a)	654	9,947
Omnicell, Inc.(a)	204	8,450
Procept Biorobotics Corp.(a)	258	6,202
QuidelOrtho Corp.(a)	306	3,764
Tandem Diabetes Care, Inc.(a)	378	7,380
TransMedics Group, Inc.(a)	96	9,676

The accompanying notes are an integral part of these financial statements.

116

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Products - (Continued)
Twist Bioscience Corp.(a)	192	$11,222
UFP Technologies, Inc.(a)	30	5,749
		236,226
Healthcare-Services - 2.2%
Acadia Healthcare Co., Inc.(a)	426	11,031
Addus HomeCare Corp.(a)	66	6,395
Alignment Healthcare, Inc.(a)	474	10,684
BrightSpring Health Services, Inc.(a)	285	13,671
Brookdale Senior Living, Inc.(a)	714	10,253
Concentra Group Holdings Parent, Inc.	306	6,876
CorVel Corp.(a)	144	8,274
GeneDx Holdings Corp.(a)	78	4,905
National HealthCare Corp.	42	7,278
Oscar Health, Inc. - Class A(a)	534	9,858
PACS Group, Inc.(a)	192	6,442
Pediatrix Medical Group, Inc.(a)	336	7,563
Pennant Group, Inc.(a)	222	6,953
Privia Health Group, Inc.(a)	324	8,051
RadNet, Inc.(a)	210	11,876
Select Medical Holdings Corp.	444	7,286
Sotera Health Co.(a)	558	8,683
Surgery Partners, Inc.(a)	468	6,566
Teladoc Health, Inc.(a)	1,548	9,381
US Physical Therapy, Inc.	84	5,983
		168,009
Home Builders - 1.0%
Beazer Homes USA, Inc.(a)	258	5,570
Cavco Industries, Inc.(a)	18	9,126
Century Communities, Inc.	96	5,378
Champion Homes, Inc.(a)	150	11,434
Green Brick Partners, Inc.(a)	90	6,070
KB Home	168	8,902
LCI Industries	34	4,053
LGI Homes, Inc.(a)	148	7,248
M/I Homes, Inc.(a)	48	6,312
Tri Pointe Homes, Inc.(a)	228	10,691
		74,784
Home Furnishings - 0.5%
Alliance Laundry Holdings, Inc.(a)	432	10,960
Dolby Laboratories, Inc. - Class A	106	6,799
Leggett & Platt, Inc.	612	6,653
MillerKnoll, Inc.	330	5,306
Sonos, Inc.(a)	468	6,940
Whirlpool Corp.	65	3,644
		40,302

The accompanying notes are an integral part of these financial statements.

117

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Household Products/Wares - 0.2%
Spectrum Brands Holdings, Inc.	96	$7,930
WD-40 Co.	36	7,558
		15,488
Housewares - 0.3%
Central Garden & Pet Co. - Class A(a)	210	7,048
Newell Brands, Inc.	1,530	6,242
Scotts Miracle-Gro Co.	108	6,772
		20,062
Insurance - 2.4%
AMERISAFE, Inc.	192	5,818
Assured Guaranty Ltd.	84	6,880
Baldwin Insurance Group, Inc. - Class A(a)	438	9,951
Brighthouse Financial, Inc.(a)	162	10,086
CNO Financial Group, Inc.	246	10,935
Employers Holdings, Inc.	168	7,076
Genworth Financial, Inc.(a)	558	4,905
Goosehead Insurance, Inc. - Class A(a)	150	6,719
Greenlight Capital Re Ltd. - Class A(a)	510	9,343
Hagerty, Inc. - Class A(a)	594	6,035
Hamilton Insurance Group Ltd. - Class B	165	5,407
HCI Group, Inc.	48	7,371
Kemper Corp.	222	7,479
Lemonade, Inc.(a)	156	8,836
Mercury General Corp.	78	7,590
NMI Holdings, Inc. - Class A(a)	192	7,432
Palomar Holdings, Inc.(a)	72	8,667
SiriusPoint Ltd.(a)	348	8,147
Skyward Specialty Insurance Group, Inc.(a)	156	7,090
Slide Insurance Holdings, Inc.(a)	426	7,945
Stewart Information Services Corp.	102	7,139
Trupanion, Inc.(a)	264	6,333
White Mountains Insurance Group Ltd.	6	13,392
		180,576
Internet - 1.6%
Cargurus, Inc.(a)	264	9,625
Cogent Communications Holdings, Inc.	270	6,115
ePlus, Inc.	84	7,114
Figs, Inc. - Class A(a)	702	10,502
IAC, Inc.(a)	210	9,358
Magnite, Inc.(a)	612	7,843
Opendoor Technologies, Inc.(a)	2,362	12,708
Q2 Holdings, Inc.(a)	180	9,135
QuinStreet, Inc.(a)	642	8,192
Revolve Group, Inc.(a)	288	7,330
Stubhub Holdings, Inc. - Class A(a)	780	5,686

The accompanying notes are an integral part of these financial statements.

118

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - (Continued)
Trump Media & Technology Group Corp.(a)	654	$5,984
Upwork, Inc.(a)	546	5,651
Yelp, Inc.(a)	342	9,439
Ziff Davis, Inc.(a)	240	10,982
		125,664
Investment Companies - 1.0%
Bitdeer Technologies Group(a)	466	5,261
Cannae Holdings, Inc.	759	10,254
Cleanspark, Inc.(a)	870	10,901
Core Scientific, Inc.(a)	864	17,280
MARA Holdings, Inc.(a)	1,056	12,661
Terawulf, Inc.(a)	864	18,775
		75,132
Leisure Time - 1.1%
Acushnet Holdings Corp.	72	6,971
Brunswick Corp./DE	192	15,255
Callaway Golf Co.(a)	570	8,721
Harley-Davidson, Inc.	354	8,457
OneSpaWorld Holdings Ltd.	318	7,842
Patrick Industries, Inc.	90	8,370
Peloton Interactive, Inc. - Class A(a)	1,692	9,221
Polaris, Inc.	144	9,543
YETI Holdings, Inc.(a)	216	8,523
		82,903
Lodging - 0.3%
Hilton Grand Vacations, Inc.(a)	204	9,582
Travel + Leisure Co.	168	10,863
		20,445
Machinery-Construction & Mining - 0.3%
Astec Industries, Inc.	120	7,802
Babcock & Wilcox Enterprises, Inc.(a)	403	6,311
NANO Nuclear Energy, Inc.(a)	132	3,086
NuScale Power Corp.(a)	504	6,280
		23,479
Machinery-Diversified - 1.2%
Albany International Corp. - Class A	132	7,661
Cactus, Inc. - Class A	171	9,528
Columbus McKinnon Corp./NY	354	5,469
DXP Enterprises, Inc./TX(a)	48	8,196
Gates Industrial Corp. PLC(a)	714	18,286
Gorman-Rupp Co.	108	8,180
Ichor Holdings Ltd.(a)	156	10,291

The accompanying notes are an integral part of these financial statements.

119

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery-Diversified - (Continued)
Kadant, Inc.	24	$7,035
Mueller Water Products, Inc. - Class A	312	8,702
Thermon Group Holdings, Inc.(a)	138	8,348
		91,696
Media - 0.2%
Liberty Latin America Ltd. - Class C(a)	924	7,679
Sphere Entertainment Co.(a)	72	10,256
		17,935
Metal Fabricate/Hardware - 0.7%
Helios Technologies, Inc.	96	6,566
Hillman Solutions Corp.(a)	804	6,561
Janus International Group, Inc.(a)	1,014	5,273
Proto Labs, Inc.(a)	108	7,000
Ryerson Holding Corp.	264	7,315
Standex International Corp.	36	9,828
Worthington Steel, Inc.	156	5,995
Xometry, Inc. - Class A(a)	86	4,409
		52,947
Mining - 1.4%
Aura Minerals, Inc.	124	10,512
Centrus Energy Corp. - Class A(a)	55	11,603
Century Aluminum Co.(a)	162	9,629
Energy Fuels, Inc./Canada(a)	747	16,165
Hycroft Mining Holding Corp.(a)	148	5,396
i-80 Gold Corp.(a)	3,708	5,562
Ivanhoe Electric, Inc. / US(a)	456	5,851
Kaiser Aluminum Corp.	54	9,203
McEwen, Inc.(a)	282	6,114
Perpetua Resources Corp.(a)	252	6,958
United States Antimony Corp.(a)	340	4,083
USA Rare Earth, Inc.(a)	489	12,699
		103,775
Miscellaneous Manufacturing - 0.7%
Avient Corp.	240	8,899
Enpro, Inc.	54	15,744
Materion Corp.	54	9,926
Park Aerospace Corp.	306	10,361
Trinity Industries, Inc.	210	6,848
		51,778
Office Furnishings - 0.1%
HNI Corp.	102	3,727
Interface, Inc.	216	6,022
		9,749

The accompanying notes are an integral part of these financial statements.

120

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas - 2.7%
California Resources Corp.	174	$11,877
CNX Resources Corp.(a)	360	14,007
Crescent Energy Co. - Class A	744	10,007
Delek US Holdings, Inc.	210	9,784
Gulfport Energy Corp.(a)	42	8,087
Helmerich & Payne, Inc.	288	11,629
Kosmos Energy Ltd.(a)	2,096	6,456
Landbridge Co. LLC - Class A	114	7,835
Magnolia Oil & Gas Corp. - Class A	444	13,426
Murphy Oil Corp.	414	17,289
Northern Oil & Gas, Inc.	324	8,800
Par Pacific Holdings, Inc.(a)	168	11,032
Patterson-UTI Energy, Inc.	912	11,145
PBF Energy, Inc. - Class A	264	11,447
Sable Offshore Corp.(a)	439	6,300
SandRidge Energy, Inc.	426	6,624
Seadrill Ltd.(a)	190	9,441
SM Energy Co.	558	17,315
Talos Energy, Inc.(a)	576	9,170
Vitesse Energy, Inc.	330	6,191
		207,862
Oil & Gas Services - 1.9%
Archrock, Inc.	396	15,345
Atlas Energy Solutions, Inc.	612	10,637
Bristow Group, Inc.	162	7,959
Core Laboratories, Inc.	390	5,713
DNOW, Inc.(a)	705	9,510
Expro Group Holdings NV(a)	438	7,976
Helix Energy Solutions Group, Inc.(a)	834	8,632
Kodiak Gas Services, Inc.	144	9,763
Liberty Energy, Inc.	480	16,219
Oceaneering International, Inc.(a)	240	9,010
ProPetro Holding Corp.(a)	600	10,278
Select Water Solutions, Inc.	558	9,335
Solaris Energy Infrastructure, Inc.	126	9,304
TETRA Technologies, Inc.(a)	429	4,084
Tidewater, Inc.(a)	114	10,184
		143,949
Packaging & Containers - 0.1%
Greif, Inc. - Class A	96	6,263
O-I Glass, Inc.(a)	486	4,427
		10,690

The accompanying notes are an integral part of these financial statements.

121

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - 2.0%
Agios Pharmaceuticals, Inc.(a)	264	$7,392
Amneal Pharmaceuticals, Inc.(a)	492	6,332
Amylyx Pharmaceuticals, Inc.(a)	510	8,160
BellRing Brands, Inc.(a)	402	7,156
Catalyst Pharmaceuticals, Inc.(a)	294	8,270
Collegium Pharmaceutical, Inc.(a)	156	5,262
Harmony Biosciences Holdings, Inc.(a)	198	6,189
Harrow, Inc.(a)	150	6,079
Herbalife Ltd.(a)	450	7,470
Indivior Pharmaceuticals, Inc.(a)	300	11,034
Mirum Pharmaceuticals, Inc.(a)	120	11,677
Ocular Therapeutix, Inc.(a)	816	7,646
Organon & Co.	972	12,879
Protagonist Therapeutics, Inc.(a)	180	17,815
Spyre Therapeutics, Inc.(a)	240	17,868
Supernus Pharmaceuticals, Inc.(a)	180	8,640
		149,869
Pipelines - 0.3%
Excelerate Energy, Inc. - Class A	174	6,073
Venture Global, Inc. - Class A	1,386	18,392
		24,465
Private Equity - 0.1%
Ridgepost Capital, Inc. - Class A	1,122	8,897
Real Estate - 0.8%
FRP Holdings, Inc.(a)	300	6,303
Howard Hughes Holdings, Inc.(a)	114	7,099
Marcus & Millichap, Inc.	331	9,198
McGrath RentCorp	85	9,397
Newmark Group, Inc. - Class A	492	7,931
St Joe Co.	180	11,623
Star Holdings(a)	894	7,661
		59,212
Retail - 3.0%
Abercrombie & Fitch Co. - Class A(a)	144	12,290
Academy Sports & Outdoors, Inc.	180	9,871
Advance Auto Parts, Inc.	168	9,998
American Eagle Outfitters, Inc.	450	7,839
Asbury Automotive Group, Inc.(a)	54	10,999
BlueLinx Holdings, Inc.(a)	102	5,402
Boot Barn Holdings, Inc.(a)	90	15,431
Buckle, Inc.	132	7,341
Cheesecake Factory, Inc.	120	7,544
Freshpet, Inc.(a)	126	8,490
Group 1 Automotive, Inc.	30	10,706
Haverty Furniture Cos., Inc.	380	8,413

The accompanying notes are an integral part of these financial statements.

122

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail - (Continued)
Kohl’s Corp.	360	$5,101
La-Z-Boy, Inc.	192	6,670
Macy’s, Inc.	720	14,076
National Vision Holdings, Inc.(a)	252	5,852
Papa John’s International, Inc.	228	8,251
PriceSmart, Inc.	72	11,298
RH(a)	48	6,334
Sally Beauty Holdings, Inc.(a)	444	6,296
Shake Shack, Inc. - Class A(a)	120	12,295
Signet Jewelers Ltd.	114	10,149
Star Group LP	558	7,070
Victoria’s Secret & Co.(a)	179	9,278
Warby Parker, Inc. - Class A(a)	318	7,034
Wendy’s Co.	960	6,682
		230,710
Savings & Loans - 1.1%
Axos Financial, Inc.(a)	96	9,258
Beacon Financial Corp.	234	6,676
Capitol Federal Financial, Inc.	942	7,235
Flushing Financial Corp.	432	6,964
HomeTrust Bancshares, Inc.	162	7,398
Northfield Bancorp, Inc.	637	8,886
Provident Financial Services, Inc.	312	7,076
Timberland Bancorp, Inc./WA	186	7,418
WaFd, Inc.	222	7,859
Waterstone Financial, Inc.	396	7,136
WSFS Financial Corp.	108	7,773
		83,679
Semiconductors - 3.2%
ACM Research, Inc. - Class A(a)	92	4,755
Ambarella, Inc.(a)	120	8,256
Axcelis Technologies, Inc.(a)	90	12,520
AXT, Inc.(a)	144	11,408
Cohu, Inc.(a)	240	11,364
Diodes, Inc.(a)	162	17,358
FormFactor, Inc.(a)	210	28,545
Impinj, Inc.(a)	78	11,304
IPG Photonics Corp.(a)	82	9,751
Kulicke & Soffa Industries, Inc.	138	11,799
MaxLinear, Inc.(a)	366	25,895
Navitas Semiconductor Corp.(a)	864	14,256
Ouster, Inc.(a)	205	5,527
Photronics, Inc.(a)	186	9,203
Power Integrations, Inc.	156	11,343
Silicon Laboratories, Inc.(a)	90	19,593

The accompanying notes are an integral part of these financial statements.

123

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - (Continued)
Synaptics, Inc.(a)	126	$11,792
Ultra Clean Holdings, Inc.(a)	132	10,316
Veeco Instruments, Inc.(a)	216	10,768
		245,753
Software - 5.2%
ACI Worldwide, Inc.(a)	216	9,336
ACV Auctions, Inc. - Class A(a)	1,086	5,636
Adeia, Inc.	320	10,192
Agilysys, Inc.(a)	90	5,765
Alkami Technology, Inc.(a)	444	7,006
Amplitude, Inc. - Class A(a)	1,134	8,063
AvePoint, Inc.(a)	678	6,611
BigBear.ai Holdings, Inc.(a)	1,770	7,045
BILL Holdings, Inc.(a)	254	9,652
Blackbaud, Inc.(a)	144	5,352
BlackLine, Inc.(a)	186	5,813
Box, Inc. - Class A(a)	336	8,131
Braze, Inc. - Class A(a)	408	8,988
C3.ai, Inc. - Class A(a)	666	5,881
Clear Secure, Inc. - Class A	222	11,853
Clearwater Analytics Holdings, Inc. - Class A(a)	828	20,038
Commvault Systems, Inc.(a)	110	10,877
Concentrix Corp.	234	5,574
CSG Systems International, Inc.	90	7,237
Digi International, Inc.(a)	150	8,406
DigitalOcean Holdings, Inc.(a)	180	17,357
Donnelley Financial Solutions, Inc.(a)	186	9,356
DoubleVerify Holdings, Inc.(a)	762	8,397
Fastly, Inc. - Class A(a)	331	8,359
Five9, Inc.(a)	432	7,430
Freshworks, Inc. - Class A(a)	996	8,127
Genius Sports Ltd.(a)	1,242	5,415
HeartFlow, Inc.(a)	348	10,356
Innodata, Inc.(a)	162	6,841
Intapp, Inc.(a)	312	7,004
JFrog Ltd.(a)	300	13,932
Klaviyo, Inc. - Class A(a)	384	7,715
LiveRamp Holdings, Inc.(a)	294	8,594
nCino, Inc.(a)	444	7,761
Planet Labs PBC(a)	799	29,539
Progress Software Corp.(a)	204	5,681
Quantum Computing, Inc.(a)	846	7,631
RingCentral, Inc. - Class A	240	9,653
SoundHound AI, Inc. - Class A(a)	1,152	9,170
SPS Commerce, Inc.(a)	126	7,071
Teradata Corp.(a)	228	6,008

The accompanying notes are an integral part of these financial statements.

124

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Workiva, Inc.(a)	162	$8,664
Zeta Global Holdings Corp. - Class A(a)	552	10,168
ZoomInfo Technologies, Inc.(a)	1,128	7,050
		394,735
Telecommunications - 1.8%
A10 Networks, Inc.	292	7,790
Calix, Inc.(a)	171	7,449
Extreme Networks, Inc.(a)	498	11,001
Harmonic, Inc.(a)	672	7,681
Iridium Communications, Inc.	318	12,424
Spok Holdings, Inc.	687	7,344
Telephone and Data Systems, Inc.	236	10,634
Uniti Group, Inc.(a)	858	10,150
Viasat, Inc.(a)	358	23,596
Viavi Solutions, Inc.(a)	630	33,012
Vistance Networks, Inc.	630	8,061
		139,142
Textiles - 0.1%
UniFirst Corp./MA	36	9,198
Transportation - 2.3%
ArcBest Corp.	66	8,419
DHT Holdings, Inc.	462	8,538
Dorian LPG Ltd.	216	8,327
Frontline PLC	450	16,420
Heartland Express, Inc.	636	8,509
Hub Group, Inc. - Class A	216	9,467
International Seaways, Inc.	126	10,452
Marten Transport Ltd.	448	6,756
Matson, Inc.	90	15,699
Nordic American Tankers Ltd.	1,584	8,839
Radiant Logistics, Inc.(a)	1,171	9,848
RXO, Inc.(a)	540	10,784
Scorpio Tankers, Inc.	163	13,257
SFL Corp. Ltd.	696	8,025
Star Bulk Carriers Corp.	300	7,539
Teekay Tankers Ltd.	108	8,483
Werner Enterprises, Inc.	216	7,964
World Kinect Corp.	276	7,444
		174,770
Trucking & Leasing - 0.3%
GATX Corp.	84	16,457
Greenbrier Cos., Inc.	126	6,189
		22,646

The accompanying notes are an integral part of these financial statements.

125

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Water - 0.5%
American States Water Co.	102	$7,680
California Water Service Group	192	8,110
H2O America	132	7,417
Middlesex Water Co.	132	6,716
York Water Co.	222	6,442
		36,365
TOTAL COMMON STOCKS (Cost $6,474,496)		6,966,623
REAL ESTATE INVESTMENT TRUSTS - 6.0%
Commercial Services - 0.2%
CoreCivic, Inc.(a)	378	7,734
GEO Group, Inc.(a)	504	9,329
		17,063
Investment Companies - 0.2%
HA Sustainable Infrastructure Capital, Inc.	336	14,095
REITS - 5.6%
Acadia Realty Trust	348	7,524
Americold Realty Trust, Inc.	828	10,126
Apollo Commercial Real Estate Finance, Inc.	678	7,417
Arbor Realty Trust, Inc.	936	7,394
ARMOUR Residential REIT, Inc.	390	6,841
Blackstone Mortgage Trust, Inc. - Class A	366	6,950
BrightSpire Capital, Inc.	1,254	7,273
Broadstone Net Lease, Inc.	366	7,247
BRT Apartments Corp.	698	10,030
COPT Defense Properties	228	7,125
Curbline Properties Corp.	276	7,618
DiamondRock Hospitality Co.	726	7,405
Diversified Healthcare Trust	1,098	8,279
Douglas Emmett, Inc.	714	7,718
Dynex Capital, Inc.	510	6,946
Empire State Realty Trust, Inc. - Class A	1,146	6,383
EPR Properties	120	6,697
Four Corners Property Trust, Inc.	294	7,518
Franklin BSP Realty Trust, Inc.	810	7,371
Gladstone Commercial Corp.	618	7,793
Global Net Lease, Inc.	732	6,998
Highwoods Properties, Inc.	312	7,585
Independence Realty Trust, Inc.	660	10,765
InvenTrust Properties Corp.	234	7,516
LXP Industrial Trust	150	7,638
Macerich Co.	774	16,819
Medical Properties Trust, Inc.	1,476	7,291
Millrose Properties, Inc.	324	9,937

The accompanying notes are an integral part of these financial statements.

126

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
REITS - (Continued)
National Health Investors, Inc.	78	$5,999
National Storage Affiliates Trust	216	9,193
NETSTREIT Corp.	354	7,282
NexPoint Residential Trust, Inc.	297	8,580
One Liberty Properties, Inc.	501	11,378
Outfront Media, Inc.(a)	324	9,995
Park Hotels & Resorts, Inc.	642	7,364
Pebblebrook Hotel Trust	564	7,924
Phillips Edison & Co., Inc.	186	7,471
Postal Realty Trust, Inc. - Class A	384	8,402
Rayonier, Inc.	624	13,235
Redwood Trust, Inc.	1,092	6,072
RLJ Lodging Trust	870	7,169
Sabra Health Care REIT, Inc.	480	9,917
SITE Centers Corp.	1,346	7,390
SL Green Realty Corp.	180	7,634
Sunstone Hotel Investors, Inc.	780	7,660
Tanger, Inc.	312	11,569
Two Harbors Investment Corp.	630	7,289
UMH Properties, Inc.	444	6,904
Universal Health Realty Income Trust	280	11,396
Urban Edge Properties	348	7,628
Veris Residential, Inc.	432	8,195
Xenia Hotels & Resorts, Inc.	456	7,419
		429,269
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $447,216)		$460,427

The accompanying notes are an integral part of these financial statements.

127

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 3.3%(a)
Put Options - 3.3%
iShares Russell 2000 ETF(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $260.00	$1,973,587	71	$28,138
Expiration: 09/30/2026; Exercise Price: $260.00	1,945,790	70	61,429
Expiration: 12/31/2026; Exercise Price: $260.00	1,945,790	70	85,565
Expiration: 03/31/2027; Exercise Price: $247.00	1,945,790	70	77,864
TOTAL PURCHASED OPTIONS (Cost $499,373)			252,996
TOTAL INVESTMENTS - 100.4% (Cost $7,421,085)			$7,680,046
Money Market Deposit Account - 1.3%(e)			97,493
Liabilities in Excess of Other Assets - (1.7)%			(127,903)
TOTAL NET ASSETS - 100.0%			$7,649,636

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

128

INNOVATOR U.S. SMALL CAP MANAGED 10 BUFFER ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.8)%
Call Options - (0.1)%
Russell 2000 Index(a)(b)
Expiration: 05/01/2026; Exercise Price: $2,875.00	$(2,519,915)	(9)	$(68)
Expiration: 05/06/2026; Exercise Price: $2,875.00	(2,519,914)	(9)	(2,430)
Expiration: 05/11/2026; Exercise Price: $2,885.00	(2,519,915)	(9)	(6,345)
Total Call Options			(8,843)
Put Options - (1.7)%
iShares Russell 2000 ETF(a)(b)
Expiration: 06/30/2026; Exercise Price: $234.00	(1,973,587)	(71)	(8,007)
Expiration: 09/30/2026; Exercise Price: $234.00	(1,945,790)	(70)	(27,967)
Expiration: 12/31/2026; Exercise Price: $234.00	(1,945,790)	(70)	(45,628)
Expiration: 03/31/2027; Exercise Price: $222.00	(1,945,790)	(70)	(45,676)
Total Put Options			(127,278)
TOTAL WRITTEN OPTIONS (Premiums received $296,323)			$(136,121)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Common Stocks	$6,966,623	91.1%
Real Estate Investment Trusts	460,427	6.0
Purchased Options	252,996	3.3
Written Options	(136,121)	(1.8)
Money Market Deposit Account	97,493	1.3
Other Assets in Excess of Other Assets	8,218	0.1
	$7,649,636	100.0%

The accompanying notes are an integral part of these financial statements.

129

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.5%
Advertising - 0.2%
Clear Channel Outdoor Holdings, Inc.(a)	28,672	$68,813
Stagwell, Inc.(a)(b)	17,406	109,135
		177,948
Aerospace/Defense - 1.4%
AAR Corp.(a)	973	107,390
AerSale Corp.(a)	9,164	61,582
Amprius Technologies, Inc.(a)	3,319	69,898
Archer Aviation, Inc. - Class A(a)	21,344	122,515
Astronics Corp.(a)	634	45,268
Ducommun, Inc.(a)	330	46,837
Firefly Aerospace, Inc.(a)(b)	4,119	142,517
Intuitive Machines, Inc.(a)(b)	3,734	94,657
Mercury Systems, Inc.(a)	2,142	169,025
National Presto Industries, Inc.	409	57,194
Ondas, Inc.(a)(b)	11,934	119,817
Red Cat Holdings, Inc.(a)(b)	3,680	43,130
		1,079,830
Agriculture - 0.6%
Andersons, Inc.	653	51,287
Fresh Del Monte Produce, Inc.	1,020	42,728
Limoneira Co.	8,022	102,120
Tejon Ranch Co.(a)	6,355	124,367
Turning Point Brands, Inc.	663	53,491
Universal Corp./VA	1,388	74,369
		448,362
Airlines - 0.4%
Allegiant Travel Co.(a)	259	19,591
Copa Holdings SA - Class A	817	94,511
JetBlue Airways Corp.(a)(b)	14,914	69,425
SkyWest, Inc.(a)	1,071	87,950
Sun Country Airlines Holdings, Inc.(a)	1,990	31,442
		302,919
Apparel - 1.0%
Capri Holdings Ltd.(a)	6,048	117,997
Columbia Sportswear Co.(b)	615	37,466
Kontoor Brands, Inc.	1,890	138,650
Levi Strauss & Co. - Class A	7,856	175,032
PVH Corp.	685	62,636
Steven Madden Ltd.	3,430	128,831
Wolverine World Wide, Inc.	4,259	72,488
		733,100
Auto Manufacturers - 0.0%(c)
Blue Bird Corp.(a)	568	36,414

The accompanying notes are an integral part of these financial statements.

130

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Auto Parts & Equipment - 1.1%
Adient PLC(a)	2,324	$48,920
Aeva Technologies, Inc.(a)	2,462	39,367
Cooper-Standard Holdings, Inc.(a)	1,224	36,806
Dana, Inc.	3,716	135,448
Dorman Products, Inc.(a)	736	82,807
Douglas Dynamics, Inc.	919	42,394
Garrett Motion, Inc.(b)	3,418	87,535
Goodyear Tire & Rubber Co.(a)	9,772	69,186
Phinia, Inc.	1,224	88,312
Standard Motor Products, Inc.	1,294	48,357
Titan International, Inc.(a)	8,595	65,494
Visteon Corp.(b)	816	91,155
		835,781
Banks - 8.7%
Alerus Financial Corp.	4,676	125,971
Ameris Bancorp	1,735	147,909
Arrow Financial Corp.	2,366	87,187
Associated Banc-Corp.(b)	5,253	147,925
Atlantic Union Bankshares Corp.	4,040	152,106
BancFirst Corp.	663	73,997
Bancorp, Inc.(a)	1,207	72,215
Bank of Hawaii Corp.	1,173	93,265
Bank of Marin Bancorp	3,238	83,022
Bank of NT Butterfield & Son Ltd.	934	51,790
BankUnited, Inc.	2,193	101,931
BayCom Corp.	1,377	41,283
Bridgewater Bancshares, Inc.(a)	4,410	79,953
Camden National Corp.	868	41,812
Capital Bancorp, Inc.	4,051	127,566
Capital City Bank Group, Inc.	802	37,028
Carter Bankshares, Inc.(a)	3,950	101,120
Cathay General Bancorp(b)	879	49,250
Citizens & Northern Corp.	1,632	36,035
City Holding Co.	367	45,126
Civista Bancshares, Inc.	3,508	87,244
Colony Bankcorp, Inc.	6,138	121,778
Community Trust Bancorp, Inc.	765	49,672
ConnectOne Bancorp, Inc.	1,480	43,246
Customers Bancorp, Inc.(a)	1,020	77,795
CVB Financial Corp.	6,436	131,101
Dime Community Bancshares, Inc.	1,072	38,474
Eastern Bankshares, Inc.	5,866	118,669
First Bancorp, Inc.	1,702	48,439
First BanCorp/Puerto Rico(b)	9,180	222,890
First Bancorp/Southern Pines NC	1,530	88,342

The accompanying notes are an integral part of these financial statements.

131

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
First Bank/Hamilton NJ	5,082	$75,417
First Busey Corp.	1,940	50,828
First Business Financial Services, Inc.	715	40,183
First Community Bankshares, Inc.	1,380	58,816
First Financial Bancorp	2,091	63,316
First Hawaiian, Inc.	4,743	129,389
First Interstate BancSystem, Inc. - Class A	3,678	130,532
First Merchants Corp.(b)	1,198	48,447
Flagstar Bank NA	6,201	86,628
Fulton Financial Corp.	8,593	185,523
Great Southern Bancorp, Inc.	562	38,340
Hancock Whitney Corp.	2,244	151,492
Heritage Financial Corp./WA	1,633	44,940
Hope Bancorp, Inc.	3,728	46,414
Independent Bank Corp.(b)	1,887	147,167
International Bancshares Corp.	1,377	98,786
Lakeland Financial Corp.	969	58,644
LINKBANCORP, Inc.	3,724	32,362
Live Oak Bancshares, Inc.(b)	1,638	61,589
Mercantile Bank Corp.	816	41,869
Merchants Bancorp/IN	612	28,483
NB Bancorp, Inc.	1,849	36,296
NBT Bancorp, Inc.	1,581	69,074
Nicolet Bankshares, Inc.	519	76,023
Northeast Bank	357	44,393
OFG Bancorp(b)	2,754	126,574
Origin Bancorp, Inc.	1,123	52,579
Park National Corp.	459	79,035
Pathward Financial, Inc.	381	33,086
PCB Bancorp	3,524	85,034
Peoples Financial Services Corp.	714	40,669
Plumas Bancorp	772	39,380
Renasant Corp.	1,734	69,169
S&T Bancorp, Inc.	1,072	47,307
Seacoast Banking Corp. of Florida(b)	2,703	85,063
ServisFirst Bancshares, Inc.	1,581	125,879
Shore Bancshares, Inc.	2,397	46,262
Simmons First National Corp. - Class A	6,430	136,702
SmartFinancial, Inc.	2,130	89,332
South Plains Financial, Inc.	970	39,848
Southern First Bancshares, Inc.(a)	714	40,198
Southside Bancshares, Inc.	1,122	37,060
Stellar Bancorp, Inc.	1,530	57,467
Stock Yards Bancorp, Inc.	1,071	77,465
Texas Capital Bancshares, Inc.(a)	1,224	123,257

The accompanying notes are an integral part of these financial statements.

132

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
Tompkins Financial Corp.	612	$51,573
TriCo Bancshares	969	48,712
Triumph Financial, Inc.(a)	1,548	104,769
TrustCo Bank Corp. NY	1,021	48,600
Trustmark Corp.	1,071	47,520
United Community Banks, Inc./GA(b)	3,367	112,222
Unity Bancorp, Inc.	969	50,659
Washington Trust Bancorp, Inc.	1,071	33,662
WesBanco, Inc.	4,030	138,551
West BanCorp, Inc.	1,633	39,110
Westamerica BanCorp	816	44,733
		6,720,569
Beverages - 0.2%
Boston Beer Co., Inc. - Class A(a)	241	57,127
National Beverage Corp.(a)	1,020	34,904
Vita Coco Co., Inc.(a)	1,377	90,868
		182,899
Biotechnology - 8.2%
4D Molecular Therapeutics, Inc.(a)	4,239	37,600
ACADIA Pharmaceuticals, Inc.(a)	4,744	106,503
ADMA Biologics, Inc.(a)	6,441	66,020
Alto Neuroscience, Inc.(a)	3,785	97,123
Alumis, Inc.(a)	3,275	80,860
AnaptysBio, Inc.(a)	712	46,800
ANI Pharmaceuticals, Inc.(a)	726	57,681
Annexon, Inc.(a)	6,991	41,037
Apellis Pharmaceuticals, Inc.(a)	4,628	189,517
Apogee Therapeutics, Inc.(a)	983	81,481
Arcutis Biotherapeutics, Inc.(a)	2,402	55,774
Ardelyx, Inc.(a)	11,968	75,757
Beam Therapeutics, Inc.(a)	3,284	99,604
Bicara Therapeutics, Inc.(a)	2,542	54,856
BioCryst Pharmaceuticals, Inc.(a)	6,486	59,412
Celcuity, Inc.(a)(b)	1,650	200,227
Celldex Therapeutics, Inc.(a)	3,222	105,939
CG oncology, Inc.(a)	1,344	89,699
Cogent Biosciences, Inc.(a)	2,718	97,277
Compass Therapeutics, Inc.(a)	5,007	8,862
Crinetics Pharmaceuticals, Inc.(a)	4,033	156,400
Definium Therapeutics, Inc.(a)	3,901	85,354
Denali Therapeutics, Inc.(a)	5,362	100,377
Dianthus Therapeutics, Inc.(a)	676	59,353
Dyne Therapeutics, Inc.(a)	4,624	81,151
Edgewise Therapeutics, Inc.(a)	2,282	70,651

The accompanying notes are an integral part of these financial statements.

133

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Erasca, Inc.(a)	5,800	$61,770
EyePoint, Inc.(a)	3,236	42,715
First Tracks Biotherapeutics, Inc.(a)	712	16,568
Greenwich Lifesciences, Inc.(a)(b)	969	22,888
Ideaya Biosciences, Inc.(a)(b)	4,290	124,839
Immatics NV(a)	4,876	53,587
ImmunityBio, Inc.(a)(b)	12,607	89,510
Immunome, Inc.(a)	3,680	84,419
Immunovant, Inc.(a)	2,564	69,600
Innoviva, Inc.(a)	1,530	35,175
Iovance Biotherapeutics, Inc.(a)	14,850	49,896
Kodiak Sciences, Inc.(a)	3,401	147,875
Kura Oncology, Inc.(a)	11,990	105,872
Kymera Therapeutics, Inc.(a)	1,280	103,770
Larimar Therapeutics, Inc.(a)	5,207	21,140
Lexeo Therapeutics, Inc.(a)	4,796	27,313
Ligand Pharmaceuticals, Inc.(a)	378	86,732
Liquidia Corp.(a)	2,622	102,809
Mineralys Therapeutics, Inc.(a)	1,927	51,355
Monte Rosa Therapeutics, Inc.(a)(b)	2,509	48,047
NeoGenomics, Inc.(a)	10,274	95,137
Novavax, Inc.(a)	5,211	41,297
Nurix Therapeutics, Inc.(a)	4,475	74,732
Nuvalent, Inc. - Class A(a)	1,190	119,333
Nuvation Bio, Inc.(a)	9,415	41,897
Olema Pharmaceuticals, Inc.(a)	2,449	35,290
Oruka Therapeutics, Inc.(a)(b)	1,241	84,897
Perspective Therapeutics, Inc.(a)	5,460	21,294
Precigen, Inc.(a)	14,669	61,023
PTC Therapeutics, Inc.(a)	2,348	152,761
Rapport Therapeutics, Inc.(a)	1,961	64,968
Relay Therapeutics, Inc.(a)	11,581	150,090
Rocket Pharmaceuticals, Inc.(a)	10,979	38,207
Sana Biotechnology, Inc.(a)	12,253	40,312
Sarepta Therapeutics, Inc.(a)	6,075	126,846
Savara, Inc.(a)	6,783	35,543
Scholar Rock Holding Corp.(a)(b)	1,657	77,233
Solid Biosciences, Inc.(a)	7,472	54,247
Stoke Therapeutics, Inc.(a)	1,686	55,166
Syndax Pharmaceuticals, Inc.(a)	2,760	59,147
Tarsus Pharmaceuticals, Inc.(a)	969	61,638
Taysha Gene Therapies, Inc.(a)	10,826	69,178
Terns Pharmaceuticals, Inc.(a)	4,466	236,385
TG Therapeutics, Inc.(a)(b)	4,237	143,126
Travere Therapeutics, Inc.(a)(b)	2,947	124,128

The accompanying notes are an integral part of these financial statements.

134

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Ultragenyx Pharmaceutical, Inc.(a)(b)	7,523	$185,743
Vera Therapeutics, Inc.(a)	2,068	73,641
Veracyte, Inc.(a)	2,405	79,173
Vericel Corp.(a)	1,855	64,424
Viking Therapeutics, Inc.(a)	3,840	119,731
Vir Biotechnology, Inc.(a)	4,043	41,299
Viridian Therapeutics, Inc.(a)(b)	2,823	38,054
Xencor, Inc.(a)	5,471	65,269
Zymeworks, Inc.(a)	1,660	45,716
		6,328,120
Building Materials - 1.3%
Aspen Aerogels, Inc.(a)	20,744	76,960
Boise Cascade Co.	1,226	97,185
Gibraltar Industries, Inc.(a)	3,304	128,955
Griffon Corp.	1,230	112,139
Hayward Holdings, Inc.(a)	4,647	69,751
Knife River Corp.(a)(b)	1,148	106,247
LSI Industries, Inc.	2,983	72,517
Masterbrand, Inc.(a)	14,768	132,617
Trex Co., Inc.(a)	4,293	168,286
		964,657
Chemicals - 2.4%
AdvanSix, Inc.	2,259	55,707
Ashland, Inc.	1,385	73,765
Balchem Corp.	919	148,529
Cabot Corp.	884	68,033
Chemours Co.	3,779	101,844
Ecovyst, Inc.(a)	3,464	49,119
FMC Corp.	9,782	150,447
Hawkins, Inc.	308	51,575
HB Fuller Co.	1,646	99,616
Huntsman Corp.	5,677	81,578
Ingevity Corp.(a)	1,786	136,075
Koppers Holdings, Inc.	1,238	50,548
Mativ Holdings, Inc.	7,038	65,313
Minerals Technologies, Inc.	883	63,523
Oil-Dri Corp. of America	1,135	82,798
Olin Corp.	4,870	138,698
Perimeter Solutions, Inc.(a)	4,539	137,532
Quaker Chemical Corp.	312	42,398
Rogers Corp.(a)	311	42,218
Sensient Technologies Corp.	1,122	127,504
Stepan Co.	2,111	105,613
		1,872,433

The accompanying notes are an integral part of these financial statements.

135

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Coal - 0.5%
Alpha Metallurgical Resources, Inc.(a)	371	$69,173
Core Natural Resources, Inc.	1,182	106,073
Peabody Energy Corp.	2,882	76,834
Warrior Met Coal, Inc.	1,454	130,642
		382,722
Commercial Services - 4.8%
ABM Industries, Inc.	2,060	84,048
Alarm.com Holdings, Inc.(a)	1,437	63,817
Arlo Technologies, Inc.(a)	4,013	56,383
Avis Budget Group, Inc.(a)	543	98,104
Brink’s Co.	1,021	108,992
Cimpress PLC(a)	879	77,756
Covista, Inc.(a)	1,043	120,175
CRA International, Inc.	590	92,907
Cross Country Healthcare, Inc.(a)	12,089	122,341
Deluxe Corp.	974	30,340
Euronet Worldwide, Inc.(a)	1,491	107,919
European Wax Center, Inc. - Class A(a)	6,760	39,208
EVERTEC, Inc.	5,748	169,738
First Advantage Corp.(a)	11,769	150,172
Flywire Corp.(a)	4,820	65,118
FTAI Infrastructure, Inc.	11,906	73,162
Graham Holdings Co. - Class B	52	58,371
Grand Canyon Education, Inc.(a)	781	132,044
Hackett Group, Inc.	8,807	113,698
Huron Consulting Group, Inc.(a)	746	97,476
ICF International, Inc.	1,459	104,552
Kelly Services, Inc. - Class A	12,770	124,635
Korn Ferry	2,653	176,265
Laureate Education, Inc.(a)	5,458	164,259
Legence Corp. - Class A(a)	770	66,959
Payoneer Global, Inc.(a)	32,154	160,127
Perdoceo Education Corp.	1,447	49,111
Remitly Global, Inc.(a)	3,498	76,571
Robert Half, Inc.	7,549	200,879
Sezzle, Inc.(a)	612	48,715
Strategic Education, Inc.	612	47,981
Stride, Inc.(a)	2,225	216,181
UL Solutions, Inc. - Class A	1,533	138,721
Universal Technical Institute, Inc.(a)	819	30,737
Vestis Corp.(a)	7,054	68,565
Willdan Group, Inc.(a)	422	32,072
WillScot Holdings Corp.	6,836	154,767
		3,722,866

The accompanying notes are an integral part of these financial statements.

136

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Computers - 1.8%
Cantaloupe, Inc.(a)	7,512	$82,031
Crane NXT Co.	2,218	99,100
Diebold Nixdorf, Inc.(a)	969	74,429
Everforth, Inc.(a)	3,304	69,715
Globant SA(a)	3,536	145,789
Insight Enterprises, Inc.(a)	1,176	85,730
Mitek Systems, Inc.(a)	2,346	32,750
NCR Atleos Corp.(a)	1,319	58,537
NetScout Systems, Inc.(a)	1,273	42,900
NextNav, Inc.(a)	3,653	67,690
PAR Technology Corp.(a)(b)	7,711	103,636
Pitney Bowes, Inc.	4,114	63,603
Tenable Holdings, Inc.(a)	9,059	189,243
V2X, Inc.(a)	510	34,583
Varonis Systems, Inc.(a)(b)	8,091	212,793
		1,362,529
Cosmetics/Personal Care - 0.1%
Prestige Consumer Healthcare, Inc.(a)	937	52,772
Distribution/Wholesale - 0.8%
G-III Apparel Group Ltd.	1,632	50,902
Gold.com, Inc.	923	41,710
OPENLANE, Inc.(a)	4,029	126,672
Resideo Technologies, Inc.(a)	4,603	190,426
Rush Enterprises, Inc. - Class A	1,887	139,695
VSE Corp.	561	96,312
		645,717
Diversified Financial Services - 4.0%
Acadian Asset Management, Inc.	1,123	75,634
Artisan Partners Asset Management, Inc. - Class A	1,887	70,649
BGC Group, Inc. - Class A	10,608	119,128
Bread Financial Holdings, Inc.	1,970	167,017
Dave, Inc.(a)(b)	206	56,030
DigitalBridge Group, Inc.	5,829	90,699
Enact Holdings, Inc.	1,123	47,986
Enova International, Inc.(a)	714	120,959
EZCORP, Inc. - Class A(a)	2,346	76,902
Federal Agricultural Mortgage Corp. - Class C	954	165,805
Federated Hermes, Inc.	1,744	101,309
Galaxy Digital, Inc. - Class A(a)(b)	7,044	193,287
Miami International Holdings, Inc.(a)	824	38,308
Moelis & Co. - Class A	2,856	185,983
Nelnet, Inc. - Class A	612	86,721
Oppenheimer Holdings, Inc. - Class A	613	70,176
Perella Weinberg Partners	6,278	142,762

The accompanying notes are an integral part of these financial statements.

137

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Financial Services - (Continued)
Piper Sandler Cos.(b)	2,060	$179,632
PJT Partners, Inc. - Class A	714	109,056
Radian Group, Inc.	4,745	170,013
StepStone Group, Inc. - Class A	1,510	79,879
StoneX Group, Inc.(a)	1,844	195,466
Upstart Holdings, Inc.(a)	4,798	151,521
Victory Capital Holdings, Inc. - Class A	1,224	96,096
Virtu Financial, Inc. - Class A	2,105	104,534
Western Union Co.	10,459	95,072
WisdomTree, Inc.	3,111	52,887
		3,043,511
Electric - 1.2%
Avista Corp.	2,347	96,462
Black Hills Corp.	1,561	117,528
Clearway Energy, Inc. - Class A	2,703	109,282
Clearway Energy, Inc. - Class C	1,230	49,643
Hawaiian Electric Industries, Inc.(a)	4,855	73,165
MGE Energy, Inc.	1,148	92,092
Northwestern Energy Group, Inc.	1,260	91,148
Otter Tail Corp.	761	67,911
TXNM Energy, Inc.	2,448	144,579
Unitil Corp.	1,758	92,225
		934,035
Electrical Components & Equipment - 1.2%
American Superconductor Corp.(a)	1,973	105,634
AZZ, Inc.	726	103,847
Belden, Inc.(b)	1,224	137,676
EnerSys	956	203,877
nLight, Inc.(a)(b)	2,450	171,132
Powell Industries, Inc.(b)	786	217,934
		940,100
Electronics - 3.1%
Applied Optoelectronics, Inc.(a)	1,801	296,012
Atkore, Inc.	1,132	88,466
Atmus Filtration Technologies, Inc.	2,295	145,503
Avnet, Inc.	2,346	193,569
Bel Fuse, Inc. - Class B(b)	172	47,445
Benchmark Electronics, Inc.	1,480	121,434
Brady Corp. - Class A	623	50,974
CTS Corp.(b)	663	37,857
Enovix Corp.(a)	18,570	123,862
ESCO Technologies, Inc.	571	184,975
Itron, Inc.(a)	1,304	109,275
Kimball Electronics, Inc.(a)	5,188	140,128

The accompanying notes are an integral part of these financial statements.

138

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronics - (Continued)
Knowles Corp.(a)	3,361	$104,830
Napco Security Technologies, Inc.	780	36,465
OSI Systems, Inc.(a)(b)	307	88,084
Plexus Corp.(a)(b)	715	179,165
Vicor Corp.(a)(b)	771	207,607
Vishay Intertechnology, Inc.(b)	6,636	192,245
		2,347,896
Energy-Alternate Sources - 0.9%
Array Technologies, Inc.(a)	9,706	75,124
Fluence Energy, Inc.(a)	3,738	45,529
Green Plains, Inc.(a)	6,438	111,892
Plug Power, Inc.(a)(b)	46,887	146,756
REX American Resources Corp.(a)	2,105	102,093
SolarEdge Technologies, Inc.(a)(b)	2,217	95,021
Sunrun, Inc.(a)	4,601	58,571
T1 Energy, Inc.(a)	6,791	32,597
XPLR Infrastructure LP(a)	3,317	34,331
		701,914
Engineering & Construction - 2.0%
Arcosa, Inc.	1,276	161,376
Argan, Inc.	292	195,634
Centuri Holdings, Inc.(a)	1,706	64,146
Construction Partners, Inc. - Class A(a)	1,300	160,758
Everus Construction Group, Inc.(a)	1,241	182,961
Exponent, Inc.	1,130	75,586
Frontdoor, Inc.(a)	2,091	143,505
Granite Construction, Inc.	1,377	188,745
MYR Group, Inc.(a)	395	159,900
Orion Group Holdings, Inc.(a)	3,066	41,759
Tutor Perini Corp.	1,532	142,353
		1,516,723
Entertainment - 1.1%
Atlanta Braves Holdings, Inc. - Class C(a)	1,429	70,607
Cinemark Holdings, Inc.	2,856	84,309
Madison Square Garden Entertainment Corp.(a)	1,225	81,977
Madison Square Garden Sports Corp.(a)	408	139,724
Marriott Vacations Worldwide Corp.	1,126	81,083
Penn Entertainment, Inc.(a)	6,502	113,525
Red Rock Resorts, Inc. - Class A	1,990	107,380
Rush Street Interactive, Inc.(za)	1,944	54,627
Six Flags Entertainment Corp.(a)	7,864	147,686
		880,918

The accompanying notes are an integral part of these financial statements.

139

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Environmental Control - 0.4%
CECO Environmental Corp.(a)	1,135	$84,149
Enviri Corp.(a)	1,910	37,608
Montrose Environmental Group, Inc.(a)	1,346	28,333
Pure Cycle Corp.(a)	10,316	119,047
		269,137
Food - 0.7%
Calavo Growers, Inc.	2,314	65,162
Cal-Maine Foods, Inc.(b)	927	71,620
Chefs’ Warehouse, Inc.(a)	1,032	80,083
Flowers Foods, Inc.	9,521	86,260
Ingles Markets, Inc. - Class A(b)	771	70,524
John B Sanfilippo & Son, Inc.	357	29,199
Mission Produce, Inc.(a)	1,939	26,875
SunOpta, Inc.(a)	7,450	48,276
United Natural Foods, Inc.(a)	1,448	72,429
		550,428
Gas - 0.6%
Chesapeake Utilities Corp.(b)	523	65,961
MDU Resources Group, Inc.	2,419	54,500
Northwest Natural Holding Co.	729	38,637
ONE Gas, Inc.	1,352	120,625
Spire, Inc.	1,923	175,339
		455,062
Hand/Machine Tools - 0.3%
Enerpac Tool Group Corp.	2,156	75,675
Franklin Electric Co., Inc.	714	71,536
Kennametal, Inc.	2,960	114,582
		261,793
Healthcare-Products - 2.8%
10X Genomics, Inc. - Class A(a)	1,924	42,424
Adaptive Biotechnologies Corp.(a)	4,962	69,964
AngioDynamics, Inc.(a)	3,214	35,161
Artivion, Inc.(a)	1,662	59,549
AtriCure, Inc.(a)	3,326	93,494
Axogen, Inc.(a)	1,275	55,080
BioLife Solutions, Inc.(a)	2,913	61,406
CareDx, Inc.(a)	3,136	65,260
DENTSPLY SIRONA, Inc.	5,410	63,567
Envista Holdings Corp.(a)	7,548	195,795
GRAIL, Inc.(a)	697	37,972
Haemonetics Corp.(a)	1,511	90,796
ICU Medical, Inc.(a)	816	97,267
Inspire Medical Systems, Inc.(a)	698	39,186
Integer Holdings Corp.(a)(b)	1,111	98,335

The accompanying notes are an integral part of these financial statements.

140

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Products - (Continued)
iRadimed Corp.	765	$63,832
IRhythm Holdings, Inc.(a)	1,140	147,242
Kestra Medical Technologies Ltd.(a)(b)	2,045	42,372
Lantheus Holdings, Inc.(a)	2,101	177,787
LeMaitre Vascular, Inc.	321	35,230
Neogen Corp.(a)	5,867	55,150
Omnicell, Inc.(a)(b)	1,339	55,461
Procept Biorobotics Corp.(a)(b)	4,770	114,671
Tactile Systems Technology, Inc.(a)	1,480	34,070
Tandem Diabetes Care, Inc.(a)	2,331	45,513
TransMedics Group, Inc.(a)(b)	973	98,069
Twist Bioscience Corp.(a)	1,406	82,181
UFP Technologies, Inc.(a)	373	71,478
		2,128,312
Healthcare-Services - 1.9%
Acadia Healthcare Co., Inc.(a)	2,760	71,470
Addus HomeCare Corp.(a)	696	67,435
Alignment Healthcare, Inc.(a)	5,495	123,857
Astrana Health, Inc.(a)	3,064	104,605
BrightSpring Health Services, Inc.(a)(b)	1,606	77,040
Brookdale Senior Living, Inc.(a)	6,426	92,277
Concentra Group Holdings Parent, Inc.	3,488	78,375
National HealthCare Corp.	510	88,378
Oscar Health, Inc. - Class A(a)	7,015	129,497
PACS Group, Inc.(a)(b)	3,021	101,355
Pediatrix Medical Group, Inc.(a)	2,809	63,231
Pennant Group, Inc.(a)	1,377	43,128
Privia Health Group, Inc.(a)	3,367	83,670
RadNet, Inc.(a)(b)	1,888	106,766
Sotera Health Co.(a)	6,453	100,409
Surgery Partners, Inc.(a)	6,697	93,959
US Physical Therapy, Inc.	884	62,958
		1,488,410
Home Builders - 1.2%
Cavco Industries, Inc.(a)	204	103,428
Century Communities, Inc.	1,128	63,190
Champion Homes, Inc.(a)	1,488	113,430
Green Brick Partners, Inc.(a)	1,326	89,425
KB Home	834	44,194
LCI Industries	867	103,364
LGI Homes, Inc.(a)	2,810	137,606
M/I Homes, Inc.(a)	770	101,247
Tri Pointe Homes, Inc.(a)	2,500	117,225
Winnebago Industries, Inc.(b)	1,816	59,220
		932,329

The accompanying notes are an integral part of these financial statements.

141

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Home Furnishings - 0.6%
Daktronics, Inc.(a)	1,327	$26,089
Dolby Laboratories, Inc. - Class A	1,638	105,061
Leggett & Platt, Inc.	5,560	60,437
MillerKnoll, Inc.	3,297	53,016
Sonos, Inc.(a)(b)	3,672	54,456
Whirlpool Corp.(b)	2,821	158,145
		457,204
Household Products/Wares - 0.3%
Spectrum Brands Holdings, Inc.	512	42,291
WD-40 Co.	776	162,929
		205,220
Housewares - 0.1%
Central Garden & Pet Co. - Class A(a)	1,123	37,688
Scotts Miracle-Gro Co.(b)	1,022	64,079
		101,767
Insurance - 2.4%
Abacus Global Management, Inc.	2,047	19,447
Assured Guaranty Ltd.	1,429	117,035
Ategrity Specialty Holdings LLC(a)	1,441	27,379
Baldwin Insurance Group, Inc. - Class A(a)	1,597	36,284
Brighthouse Financial, Inc.(a)	1,836	114,309
CNO Financial Group, Inc.	3,214	142,862
Donegal Group, Inc. - Class A	6,757	113,653
Employers Holdings, Inc.	1,910	80,449
Genworth Financial, Inc.(a)	6,428	56,502
Hagerty, Inc. - Class A(a)	12,930	131,369
Hamilton Insurance Group Ltd. - Class B	817	26,773
HCI Group, Inc.	306	46,992
Horace Mann Educators Corp.	1,174	53,347
Lemonade, Inc.(a)	1,586	89,831
Mercury General Corp.	867	84,368
NMI Holdings, Inc. - Class A(a)	2,857	110,594
Palomar Holdings, Inc.(a)	578	69,580
ProAssurance Corp.(a)	1,632	40,310
Safety Insurance Group, Inc.	460	34,574
SiriusPoint Ltd.(a)	2,194	51,362
Skyward Specialty Insurance Group, Inc.(a)	727	33,042
Slide Insurance Holdings, Inc.(a)(b)	3,584	66,842
Stewart Information Services Corp.	1,276	89,307
United Fire Group, Inc.	1,224	49,352
Universal Insurance Holdings, Inc.	1,072	42,483
White Mountains Insurance Group Ltd.	56	124,991
		1,853,037

The accompanying notes are an integral part of these financial statements.

142

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - 1.2%
Cargurus, Inc.(a)	1,989	$72,519
ePlus, Inc.(b)	919	77,830
Figs, Inc. - Class A(a)	3,827	57,252
Gambling.com Group Ltd.(a)	25,929	99,827
HealthStream, Inc.	5,888	122,235
IAC, Inc.(a)	1,177	52,447
Liquidity Services, Inc.(a)	869	30,980
Magnite, Inc.(a)	3,433	43,994
Opendoor Technologies, Inc.(a)	24,234	130,379
RealReal, Inc.(a)	3,990	47,441
Shutterstock, Inc.	499	8,069
Stubhub Holdings, Inc. - Class A(a)	10,122	73,789
Trump Media & Technology Group Corp.(a)	7,360	67,344
		884,106
Investment Companies - 0.8%
Cleanspark, Inc.(a)	5,560	69,667
Core Scientific, Inc.(a)	9,299	185,980
MARA Holdings, Inc.(a)(b)	13,903	166,697
Terawulf, Inc.(a)	8,430	183,184
		605,528
Leisure Time - 1.0%
Acushnet Holdings Corp.(b)	1,020	98,757
Brunswick Corp./DE	1,531	121,638
Callaway Golf Co.(a)	4,543	69,508
Lindblad Expeditions Holdings, Inc.(a)	1,632	30,241
OneSpaWorld Holdings Ltd.	2,705	66,705
Patrick Industries, Inc.(b)	612	56,916
Polaris, Inc.	2,860	189,532
Sabre Corp.(a)	47,841	87,549
YETI Holdings, Inc.(a)	1,581	62,386
		783,232
Lodging - 0.3%
Hilton Grand Vacations, Inc.(a)	2,686	126,161
Travel + Leisure Co.	1,530	98,930
		225,091
Machinery-Construction & Mining - 0.3%
Astec Industries, Inc.	817	53,121
Hyster-Yale, Inc.	1,894	74,756
NuScale Power Corp.(a)(b)	6,634	82,660
		210,537
Machinery-Diversified - 1.6%
Alamo Group, Inc.	459	79,609
Albany International Corp. - Class A	1,751	101,628
Cactus, Inc. - Class A	1,738	96,841

The accompanying notes are an integral part of these financial statements.

143

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery-Diversified - (Continued)
Columbus McKinnon Corp./NY	4,648	$71,812
DXP Enterprises, Inc./TX(a)	578	98,693
Gates Industrial Corp. PLC(a)	6,273	160,652
Ichor Holdings Ltd.(a)	1,383	91,236
Kadant, Inc.	413	121,063
Lindsay Corp.	255	28,552
Mueller Water Products, Inc. - Class A	3,785	105,564
Tennant Co.	2,346	194,812
Thermon Group Holdings, Inc.(a)	1,464	88,557
		1,239,019
Media - 0.2%
Liberty Latin America Ltd. - Class C(a)	5,002	41,567
Scholastic Corp.(b)	1,168	47,140
Sphere Entertainment Co.(a)(b)	559	79,630
		168,337
Metal Fabricate/Hardware - 0.7%
Helios Technologies, Inc.	635	43,434
Hillman Solutions Corp.(a)	19,369	158,051
Proto Labs, Inc.(a)	918	59,496
Ryerson Holding Corp.	2,617	72,517
Standex International Corp.	136	37,128
Worthington Steel, Inc.	614	23,596
Xometry, Inc. - Class A(a)(b)	2,170	111,256
		505,478
Mining - 1.3%
Centrus Energy Corp. - Class A(a)(b)	586	123,623
Century Aluminum Co.(a)	1,844	109,607
Compass Minerals International, Inc.(a)	2,402	64,158
Dakota Gold Corp.(a)	11,285	60,713
Energy Fuels, Inc./Canada(a)(b)	6,279	135,878
Ivanhoe Electric, Inc. / US(a)	5,594	71,771
Kaiser Aluminum Corp.	465	79,250
McEwen, Inc.(a)(b)	1,735	37,615
Perpetua Resources Corp.(a)	2,958	81,670
United States Antimony Corp.(a)(b)	6,331	76,035
USA Rare Earth, Inc.(a)(b)	5,070	131,668
		971,988
Miscellaneous Manufacturing - 0.4%
Avient Corp.	1,537	56,992
Enpro, Inc.	466	135,862
Materion Corp.	528	97,052
Trinity Industries, Inc.	1,494	48,719
		338,625

The accompanying notes are an integral part of these financial statements.

144

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Multi-National - 0.1%
Banco Latinoamericano de Comercio Exterior SA	868	$46,377
Office Furnishings - 0.1%
HNI Corp.	1,648	60,223
Interface, Inc.	1,530	42,656
		102,879
Oil & Gas - 3.0%
Amplify Energy Corp.(a)	5,975	38,240
California Resources Corp.	2,778	189,626
CNX Resources Corp.(a)	5,457	212,332
Crescent Energy Co. - Class A(b)	4,088	54,984
CVR Energy, Inc.(a)	1,464	48,517
Delek US Holdings, Inc.	1,761	82,045
Gulfport Energy Corp.(a)	663	127,654
Helmerich & Payne, Inc.	2,115	85,404
HighPeak Energy, Inc.(b)	20,046	135,912
Landbridge Co. LLC - Class A(b)	561	38,557
Magnolia Oil & Gas Corp. - Class A	1,936	58,545
Murphy Oil Corp.	3,062	127,869
Northern Oil & Gas, Inc.	2,505	68,036
Par Pacific Holdings, Inc.(a)	3,265	214,412
Patterson-UTI Energy, Inc.	13,936	170,298
PBF Energy, Inc. - Class A	3,858	167,283
SandRidge Energy, Inc.	3,060	47,583
Seadrill Ltd.(a)	2,027	100,722
SM Energy Co.	9,061	281,163
Talos Energy, Inc.(a)	2,919	46,470
Tamboran Resources Corp.(a)	919	33,176
		2,328,828
Oil & Gas Services - 1.8%
Archrock, Inc.	4,035	156,356
Bristow Group, Inc.	613	30,117
Civeo Corp.(a)	3,231	103,069
DNOW, Inc.(a)	7,230	97,533
Expro Group Holdings NV(a)	5,008	91,196
Flowco Holdings, Inc. - Class A	2,260	56,116
Forum Energy Technologies, Inc.(a)	1,271	79,908
Innovex International, Inc.(a)	1,734	48,153
Kodiak Gas Services, Inc.	1,684	114,175
Liberty Energy, Inc.(b)	4,342	146,716
Oceaneering International, Inc.(a)	2,818	105,788
ProPetro Holding Corp.(a)	2,049	35,099
Select Water Solutions, Inc.	2,762	46,208

The accompanying notes are an integral part of these financial statements.

145

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas Services - (Continued)
Solaris Energy Infrastructure, Inc.	1,182	$87,279
TETRA Technologies, Inc.(a)	5,376	51,179
Tidewater, Inc.(a)(b)	1,599	142,839
		1,391,731
Packaging & Containers - 0.2%
Ardagh Metal Packaging SA	7,089	27,293
O-I Glass, Inc.(a)	7,422	67,614
TriMas Corp.	1,480	54,790
		149,697
Pharmaceuticals - 2.4%
AdaptHealth Corp.(a)	5,628	73,783
Agios Pharmaceuticals, Inc.(a)	3,642	101,976
Amneal Pharmaceuticals, Inc.(a)	4,488	57,761
Amylyx Pharmaceuticals, Inc.(a)	3,325	53,200
Arvinas, Inc.(a)	5,470	54,153
Catalyst Pharmaceuticals, Inc.(a)	3,060	86,078
Enanta Pharmaceuticals, Inc.(a)	2,404	33,392
Enliven Therapeutics, Inc.(a)	1,897	78,213
Harrow, Inc.(a)	990	40,125
Herbalife Ltd.(a)	3,162	52,489
Indivior Pharmaceuticals, Inc.(a)	2,930	107,765
KalVista Pharmaceuticals, Inc.(a)(b)	2,216	59,079
Mirum Pharmaceuticals, Inc.(a)(b)	1,633	158,907
Ocular Therapeutix, Inc.(a)	6,895	64,606
Organon & Co.	16,425	217,631
ORIC Pharmaceuticals, Inc.(a)	2,509	24,789
Protagonist Therapeutics, Inc.(a)(b)	1,586	156,966
Spyre Therapeutics, Inc.(a)	1,851	137,807
Supernus Pharmaceuticals, Inc.(a)	1,683	80,784
Tilray Brands, Inc.(a)(b)	7,198	44,916
Vanda Pharmaceuticals, Inc.(a)	4,284	30,416
Voyager Therapeutics, Inc.(a)	16,897	63,026
Xeris Biopharma Holdings, Inc.(a)	13,068	80,041
		1,857,903
Pipelines - 0.3%
Excelerate Energy, Inc. - Class A	1,073	37,448
Venture Global, Inc. - Class A(b)	13,129	174,222
		211,670
Real Estate - 0.7%
FRP Holdings, Inc.(a)	5,001	105,071
Howard Hughes Holdings, Inc.(a)(b)	826	51,435
McGrath RentCorp	888	98,169

The accompanying notes are an integral part of these financial statements.

146

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate - (Continued)
Newmark Group, Inc. - Class A	5,765	$92,932
RMR Group, Inc. - Class A	4,804	85,559
St Joe Co.	1,290	83,295
		516,461
Retail - 3.1%
Abercrombie & Fitch Co. - Class A(a)	1,439	122,819
Academy Sports & Outdoors, Inc.(b)	1,946	106,719
Advance Auto Parts, Inc.	1,960	116,640
American Eagle Outfitters, Inc.(b)	4,029	70,185
Asbury Automotive Group, Inc.(a)(b)	419	85,346
Bloomin’ Brands, Inc.	16,460	100,406
Boot Barn Holdings, Inc.(a)	919	157,563
Buckle, Inc.	1,429	79,467
Cheesecake Factory, Inc.	1,684	105,873
Dine Brands Global, Inc.(b)	4,066	112,953
Freshpet, Inc.(a)	1,491	100,464
Group 1 Automotive, Inc.	281	100,280
Kohl’s Corp.	3,901	55,277
La-Z-Boy, Inc.	2,152	74,760
Macy’s, Inc.	5,920	115,736
National Vision Holdings, Inc.(a)(b)	4,387	101,866
PriceSmart, Inc.(b)	675	105,921
RH(a)	952	125,626
RideNow Group, Inc. - Class B(a)	4,693	34,306
Sally Beauty Holdings, Inc.(a)	4,293	60,875
Shake Shack, Inc. - Class A(a)	1,298	132,993
Signet Jewelers Ltd.(b)	1,428	127,135
Victoria’s Secret & Co.(a)	1,493	77,382
Warby Parker, Inc. - Class A(a)(b)	3,442	76,137
Winmark Corp.	154	58,595
		2,405,324
Savings & Loans - 1.0%
Axos Financial, Inc.(a)(b)	1,683	162,308
Banc of California, Inc.	4,794	89,792
Beacon Financial Corp.	1,612	45,990
Capitol Federal Financial, Inc.	4,591	35,259
Home Bancorp, Inc.	588	36,568
Northwest Bancshares, Inc.	3,277	45,321
Provident Financial Services, Inc.	4,029	91,378
Timberland Bancorp, Inc./WA	1,021	40,717
WaFd, Inc.(b)	2,244	79,438
WSFS Financial Corp.	1,786	128,538
		755,309

The accompanying notes are an integral part of these financial statements.

147

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - 3.2%
ACM Research, Inc. - Class A(a)	1,226	$63,372
Aehr Test Systems(a)	1,536	139,100
Ambarella, Inc.(a)	1,494	102,787
Arteris, Inc.(a)	2,251	65,189
Axcelis Technologies, Inc.(a)	1,782	247,894
Diodes, Inc.(a)	1,400	150,010
FormFactor, Inc.(a)(b)	1,546	210,148
IPG Photonics Corp.(a)(b)	816	97,039
Kulicke & Soffa Industries, Inc.	1,190	101,745
MaxLinear, Inc.(a)	2,840	200,930
Navitas Semiconductor Corp.(a)	9,854	162,591
Ouster, Inc.(a)	2,830	76,297
Penguin Solutions, Inc.(a)(b)	2,808	85,391
Photronics, Inc.(a)	2,091	103,463
Power Integrations, Inc.(b)	1,399	101,721
Silicon Laboratories, Inc.(a)(b)	809	176,119
SkyWater Technology, Inc.(a)	1,787	57,005
Synaptics, Inc.(a)	725	67,853
Ultra Clean Holdings, Inc.(a)	1,349	105,425
Veeco Instruments, Inc.(a)(b)	2,325	115,901
		2,429,980
Software - 4.5%
ACI Worldwide, Inc.(a)	3,034	131,130
Adeia, Inc.	4,598	146,446
BILL Holdings, Inc.(a)	3,295	125,210
Box, Inc. - Class A(a)	4,000	96,800
C3.ai, Inc. - Class A(a)	15,496	136,830
Clear Secure, Inc. - Class A(b)	2,325	124,132
Clearwater Analytics Holdings, Inc. - Class A(a)	7,398	179,032
Commvault Systems, Inc.(a)	2,391	236,422
CSG Systems International, Inc.	410	32,968
Digi International, Inc.(a)(b)	817	45,785
DigitalOcean Holdings, Inc.(a)(b)	1,861	179,456
Donnelley Financial Solutions, Inc.(a)(b)	1,158	58,247
DoubleVerify Holdings, Inc.(a)	14,501	159,801
EverCommerce, Inc.(a)(b)	5,329	61,550
Fastly, Inc. - Class A(a)	3,194	80,664
GigaCloud Technology, Inc. - Class A(a)(b)	1,074	47,782
HeartFlow, Inc.(a)	4,415	131,390
JFrog Ltd.(a)	2,386	110,806
Kodiak AI, Inc.(a)(b)	7,615	64,575
LiveRamp Holdings, Inc.(a)	2,040	59,629
PagerDuty, Inc.(a)	18,109	120,425
Planet Labs PBC(a)(b)	7,752	286,591

The accompanying notes are an integral part of these financial statements.

148

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Porch Group, Inc.(a)	5,971	$57,501
Progress Software Corp.(a)	3,268	91,014
Quantum Computing, Inc.(a)(b)	6,230	56,195
RingCentral, Inc. - Class A	1,530	61,537
SoundHound AI, Inc. - Class A(a)(b)	12,939	102,994
Teradata Corp.(a)	3,428	90,328
Weave Communications, Inc.(a)	22,655	111,236
Workiva, Inc.(a)	3,297	176,324
Zeta Global Holdings Corp. - Class A(a)	5,831	107,407
		3,470,207
Support Activities for Mining - 0.1%
NioCorp Developments Ltd.(a)	10,370	61,909
Telecommunications - 2.2%
A10 Networks, Inc.	1,799	47,997
ADTRAN Holdings, Inc.(a)	5,326	94,217
Anterix, Inc.(a)	1,162	56,148
BlackSky Technology, Inc.(a)(b)	1,845	65,461
Calix, Inc.(a)	2,346	102,192
Clearfield, Inc.(a)	2,024	58,473
Extreme Networks, Inc.(a)	6,955	153,636
GCI Liberty, Inc. - Class C(a)	1,075	36,819
IDT Corp. - Class B	664	33,299
Shenandoah Telecommunications Co.	4,304	67,702
Spok Holdings, Inc.	9,775	104,495
Telephone and Data Systems, Inc.	2,703	121,797
Uniti Group, Inc.(a)	9,011	106,600
Viasat, Inc.(a)	3,315	218,492
Viavi Solutions, Inc.(a)(b)	6,032	316,077
Vistance Networks, Inc.(b)	6,019	77,013
		1,660,418
Textiles - 0.1%
UniFirst Corp./MA	408	104,248
Transportation - 2.0%
ArcBest Corp.	508	64,805
Costamare Bulkers Holdings Ltd.(a)	3,121	53,931
Costamare, Inc.	2,044	33,971
DHT Holdings, Inc.	2,406	44,463
Dorian LPG Ltd.	1,394	53,739
Euroseas Ltd.	459	32,135
Frontline PLC	3,386	123,555
Hub Group, Inc. - Class A	1,798	78,806
International Seaways, Inc.	719	59,641
Marten Transport Ltd.	4,373	65,945

The accompanying notes are an integral part of these financial statements.

149

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Transportation - (Continued)
Matson, Inc.	818	$142,684
Navigator Holdings Ltd.	4,998	108,956
Nordic American Tankers Ltd.	4,234	23,626
RXO, Inc.(a)	6,582	131,442
Safe Bulkers, Inc.	5,865	39,530
Schneider National, Inc. - Class B(b)	1,377	42,811
Scorpio Tankers, Inc.	1,008	81,981
SFL Corp. Ltd.	11,324	130,566
Star Bulk Carriers Corp.	2,152	54,080
StealthGas, Inc.(a)	6,376	63,441
Teekay Tankers Ltd. - Class A	570	44,773
Werner Enterprises, Inc.	1,231	45,387
		1,520,268
Trucking & Leasing - 0.3%
GATX Corp.	786	153,993
Greenbrier Cos., Inc.	780	38,314
Willis Lease Finance Corp.	115	22,327
		214,634
Water - 0.3%
American States Water Co.	1,020	76,796
California Water Service Group(b)	1,530	64,627
H2O America(b)	741	41,637
Middlesex Water Co.	1,264	64,312
		247,372
TOTAL COMMON STOCKS (Cost $59,753,504)		70,324,590
REAL ESTATE INVESTMENT TRUSTS - 6.0%
Commercial Services - 0.1%
CoreCivic, Inc.(a)	3,825	78,259
Investment Companies - 0.2%
HA Sustainable Infrastructure Capital, Inc.(b)	3,723	156,180
REITS - 5.7%
Acadia Realty Trust(b)	3,264	70,568
Alpine Income Property Trust, Inc.	4,036	75,877
Americold Realty Trust, Inc.(b)	11,170	136,609
Apollo Commercial Real Estate Finance, Inc.	10,456	114,389
Apple Hospitality REIT, Inc.	4,698	63,282
ARMOUR Residential REIT, Inc.(b)	2,102	36,869
Blackstone Mortgage Trust, Inc. - Class A	3,775	71,687
BrightSpire Capital, Inc.	22,451	130,216
Broadstone Net Lease, Inc.	3,450	68,310
CBL & Associates Properties, Inc.	1,377	61,993

The accompanying notes are an integral part of these financial statements.

150

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - (Continued)
REITS - (Continued)
Chimera Investment Corp.	3,060	$42,075
Chiron Real Estate, Inc.	2,607	91,427
COPT Defense Properties	2,907	90,844
CTO Realty Growth, Inc.	2,500	50,625
Curbline Properties Corp.	2,652	73,195
DiamondRock Hospitality Co.	7,956	81,151
Diversified Healthcare Trust	4,703	35,461
Dynex Capital, Inc.	3,176	43,257
EPR Properties	1,887	105,313
Farmland Partners, Inc.	2,346	25,220
Four Corners Property Trust, Inc.	3,113	79,599
Gladstone Commercial Corp.	9,779	123,313
Gladstone Land Corp.	7,047	67,581
Global Net Lease, Inc.	4,453	42,571
Independence Realty Trust, Inc.	6,434	104,939
InvenTrust Properties Corp.(b)	1,224	39,315
Ladder Capital Corp.	5,508	56,622
LXP Industrial Trust	2,872	146,242
Macerich Co.	6,798	147,721
Medical Properties Trust, Inc.	13,265	65,529
Millrose Properties, Inc.	3,390	103,971
National Health Investors, Inc.	1,187	91,292
National Storage Affiliates Trust(b)	1,352	57,541
NETSTREIT Corp.(b)	2,652	54,552
One Liberty Properties, Inc.	5,127	116,434
Orion Properties, Inc.	13,215	37,927
Outfront Media, Inc.(a)	4,392	135,493
Park Hotels & Resorts, Inc.	5,413	62,087
Pebblebrook Hotel Trust	3,011	42,305
Phillips Edison & Co., Inc.	4,030	161,865
Postal Realty Trust, Inc. - Class A	2,194	48,005
Rayonier, Inc.	8,778	186,181
Sabra Health Care REIT, Inc.(b)	6,886	142,265
Saul Centers, Inc.	3,629	124,946
Service Properties Trust	18,472	28,632
Smartstop Self Storage REIT, Inc.	1,046	32,928
Sunstone Hotel Investors, Inc.	7,906	77,637
Tanger, Inc.	4,080	151,286
Two Harbors Investment Corp.	13,925	161,112
UMH Properties, Inc.	6,432	100,018
Urban Edge Properties	4,896	107,320
Veris Residential, Inc.	1,734	32,894
		4,398,491
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,302,081)		4,632,930

The accompanying notes are an integral part of these financial statements.

151

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.2%(a)
Put Options - 1.2%
iShares Russell 2000 ETF(d)(e)(f)
Expiration: 06/30/2026; Exercise Price: $195.00	$18,985,351	683	$16,392
Expiration: 09/30/2026; Exercise Price: $215.00	18,985,351	683	155,382
Expiration: 12/31/2026; Exercise Price: $222.00	18,985,351	683	335,011
Expiration: 03/31/2027; Exercise Price: $222.00	18,985,351	683	449,073
TOTAL PURCHASED OPTIONS (Cost $2,340,019)			955,858
RIGHTS - 0.0%(c)
Capital Markets - 0.0%(c)
INVESTINDUSTRIAL ADVISOR-CVR, Expires 02/10/2027(a)		70	135
Pharmaceuticals - 0.0%(c)
Novo Nordisk AS-CVR(a)		1,053	684
TOTAL RIGHTS (Cost $0)			819
		Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.8%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(g)		8,277,441	8,277,441
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,277,441)			8,277,441
TOTAL INVESTMENTS - 109.5% (Cost $74,673,045)			$84,191,638
Money Market Deposit Account - 1.3%(h)			1,032,878
Liabilities in Excess of Other Assets - (10.8)%			(8,348,533)
TOTAL NET ASSETS - 100.0%			$76,875,983

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2026. The fair value of these securities was $8,353,756.
(c)	Represents less than 0.05% of net assets.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(g)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

152

INNOVATOR U.S. SMALL CAP MANAGED FLOOR ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%
Russell 2000 Index(a)(b)
Expiration: 05/01/2026; Exercise Price: $2,875.00	$(25,479,135)	(91)	$(683)
Expiration: 05/06/2026; Exercise Price: $2,875.00	(24,919,155)	(89)	(24,030)
Expiration: 05/11/2026; Exercise Price: $2,885.00	(24,639,164)	(88)	(62,040)
TOTAL WRITTEN OPTIONS (Premiums received $310,911)			$(86,753)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Common Stocks	$70,324,590	91.5%
Real Estate Investment Trusts	4,632,930	6.0
Purchased Options	955,858	1.2
Rights	819	0.0(a)
Written Options	(86,753)	(0.1)
Investments Purchased with Proceeds from Securities Lending	8,277,441	10.8
Money Market Deposit Account	1,032,878	1.3
Liabilities in Excess of Other Assets	(8,261,780)	(10.7)
	$76,875,983	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

153

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 112.2%(a)
Call Options - 112.2%(b)(c)(d)
SPDR S&P 500 ETF Trust
Expiration: 06/30/2026; Exercise Price: $6.20	$10,276,838	143	$10,163,003
Expiration: 06/30/2026; Exercise Price: $648.74	17,894,634	249	1,897,039
Expiration: 09/30/2026; Exercise Price: $6.69	11,426,694	159	11,267,176
Expiration: 09/30/2026; Exercise Price: $699.49	19,044,490	265	1,280,260
Expiration: 12/31/2026; Exercise Price: $6.85	11,354,828	158	11,164,678
Expiration: 12/31/2026; Exercise Price: $716.02	19,403,820	270	1,351,890
State Street SPDR S&P 500 ETF Trust
Expiration: 03/31/2027; Exercise Price: $6.53	10,348,704	144	10,168,970
Expiration: 03/31/2027; Exercise Price: $682.86	15,738,654	219	1,861,185
TOTAL PURCHASED OPTIONS (Cost $44,130,396)			49,154,201
TOTAL INVESTMENTS - 112.2% (Cost $44,130,396)			$49,154,201
Money Market Deposit Account - 0.3%(e)			122,058
Liabilities in Excess of Other Assets - (12.5)%			(5,467,808)
TOTAL NET ASSETS - 100.0%			$43,808,451

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

154

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.4)%
Call Options - (12.4)%(a)(b)
SPDR S&P 500 ETF Trust
Expiration: 06/30/2026; Exercise Price: $617.87	$(10,276,838)	(143)	$(1,505,994)
Expiration: 09/30/2026; Exercise Price: $666.21	(11,426,694)	(159)	(1,182,100)
Expiration: 12/31/2026; Exercise Price: $681.95	(11,354,828)	(158)	(1,176,244)
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.34	(10,348,704)	(144)	(1,577,182)
TOTAL WRITTEN OPTIONS (Premiums received $3,277,975)			$(5,441,520)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$49,154,201	112.2%
Written Options	(5,441,520)	(12.4)
Money Market Deposit Account	122,058	0.3
Liabilities in Excess of Other Assets	(26,288)	(0.1)
	$43,808,451	100.0%

The accompanying notes are an integral part of these financial statements.

155

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

	Innovator Buffer Step-Up Strategy ETF	Innovator Deepwater Frontier Tech ETF	Innovator Equity Autocallable Income Strategy ETF	Innovator Equity Managed 10 Buffer ETF	Innovator Equity Managed 100 Buffer ETF
ASSETS:
Investments, at value	$61,101,328	$190,820,618	$36,073,207	$26,625,175	$128,205,548
Receivable for investments sold	65,062,332	—	264,478	—	—
Cash - interest bearing deposit account	90,902	317,150	778,049	517,870	595,322
Interest receivable	311	581	3,181	1,146	3,839
Deposit at broker for other investments	200	—	—	—	—
Cash	—	—	—	719	8,705
Unrealized appreciation on swap contracts	—	—	360,269	—	—
Dividends receivable	—	61,524	—	8,691	47,309
Dividend tax reclaims receivable	—	2,578	—	—	—
Security lending income receivable	—	14,875	—	—	668
Receivable for transaction fee	—	—	13,097	—	—
Swap premiums paid	—	—	13,744	—	—
Total assets	126,255,073	191,217,326	37,506,025	27,153,601	128,861,391
LIABILITIES:
Written option, at value	2,906,354	—	—	374,523	146,810
Payable for investments purchased	64,927,149	—	—	—	—
Payable to Adviser	44,527	97,606	20,421	13,029	88,926
Broker commissions on in-kind transactions payable	3,408	—	—	—	—
Unrealized depreciation on swap contracts	—	—	99,477	—	—
Distributions payable	—	—	345,614	—	—
Payable upon return of securities loaned	—	14,576,873	—	—	4,524,832
Due to broker	—	—	—	—	14
Swap premiums received	—	—	2,377,507	—	—
Total liabilities	67,881,438	14,674,479	2,843,019	387,552	4,760,582
NET ASSETS	$58,373,635	$176,542,847	$34,663,006	$26,766,049	$124,100,809
Net Assets Consists of:
Paid-in capital	$59,280,418	$155,135,597	$35,205,906	$26,138,105	$123,403,091
Total distributable earnings/ (accumulated losses)	(906,783)	21,407,250	(542,900)	627,944	697,718
Total net assets	$58,373,635	$176,542,847	$34,663,006	$26,766,049	$124,100,809
Net assets	$58,373,635	$176,542,847	$34,663,006	$26,766,049	$124,100,809
Shares issued and outstanding(a)	1,525,000	2,200,001	1,450,000	1,050,000	4,700,000
Net asset value per share	$38.28	$80.25	$23.91	$25.49	$26.40
Cost:
Investments, at cost	$61,105,251	$168,975,617	$36,072,776	$25,638,880	$121,844,811
Proceeds:
Written options premium received	$2,902,371	$—	$—	$755,679	$321,723
Loaned Securities:
at value (included in investments)	$—	$14,584,009	$—	$—	$4,451,601

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

156

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Managed Floor ETF	Innovator Equity Premium Income - Daily PutWrite ETF	Innovator Gradient Tactical Rotation Strategy ETF	Innovator Hedged Nasdaq-100 ETF	Innovator Index Autocallable Income Strategy ETF
ASSETS:
Investments, at value	$1,682,115,213	$14,276,177	$54,095,036	$3,304,194	$81,463,413
Cash - interest bearing deposit account	8,386,734	78,347	488,344	9,782	1,393,519
Dividends receivable	721,196	2,706	229,636	74	—
Cash	139,930	—	—	5,307	—
Interest receivable	42,912	837	845	42	6,992
Security lending income receivable	8,581	61	315	13	—
Receivable for transaction fee	121	—	—	—	57,751
Swap premiums paid	—	—	—	—	92,007
Unrealized appreciation on swap contracts	—	—	—	—	328,284
Receivable for investments sold	—	1,448	9	—	—
Receivable for fund shares sold	—	—	—	—	1,268,050
Dividend tax reclaims receivable	—	29	109,570	—	—
Deposit at broker for other investments	—	—	—	200	—
Prepaid expenses and other assets	—	—	18,033	—	—
Total assets	1,691,414,687	14,359,605	54,941,788	3,319,612	84,610,016
LIABILITIES:
Written option, at value	2,014,810	1,728	—	296,170	—
Payable upon return of securities loaned	40,185,523	379,857	—	37,073	—
Payable to Adviser	1,163,989	8,852	36,323	1,898	43,205
Due to broker	14,757	—	—	—	—
Due to custodian	—	—	410	—	—
Distributions payable	—	55,255	—	—	607,599
Payable for investments purchased	—	—	—	—	912,508
Broker commissions on in-kind transactions payable	—	—	—	30	—
Total liabilities	43,379,079	445,692	36,733	335,171	1,563,312
NET ASSETS	$ 1,648,035,608	$13,913,913	$54,905,055	$2,984,441	$83,046,704
Net Assets Consists of:
Paid-in capital	$1,517,146,841	$13,057,774	$80,059,153	$3,579,087	$82,829,035
Total distributable earnings/ (accumulated losses)	130,888,767	856,139	(25,154,098)	(594,646)	217,669
Total net assets	$ 1,648,035,608	$13,913,913	$54,905,055	$2,984,441	$83,046,704
Net assets	$1,648,035,608	$13,913,913	$54,905,055	$2,984,441	$83,046,704
Shares issued and outstanding(a)	44,650,000	500,000	1,800,000	100,000	3,275,000
Net asset value per share	$36.91	$27.83	$30.50	$29.84	$25.36
Cost:
Investments, at cost	$1,417,017,276	$13,278,048	$51,872,330	$2,853,721	$81,462,468
Foreign currency, at cost	$—	$—	$65,812	$—	$—
Proceeds:
Written options premium received	$4,435,364	$1,448	$—	$84,863	$—
Loaned Securities:
at value (included in investments)	$40,281,213	$378,539	$—	$36,795	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

157

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Innovator International Developed Managed 10 Buffer ETF	Innovator International Developed Managed Floor ETF	Innovator Laddered Allocation Buffer ETF	Innovator Laddered Allocation Power Buffer ETF	Innovator Nasdaq-100 Managed 10 Buffer ETF
ASSETS:
Investments in unaffiliated securities, at value	$14,513,341	$60,138,167	$5,700	$—	$19,265,602
Investments in affiliated securities, at value	—	—	285,807,796	840,894,135	—
Cash - interest bearing deposit account	390,501	901,926	319,573	806,468	131,608
Foreign currency, at value	36,046	267,557	—	—	—
Dividends receivable	30,669	282,684	—	—	53
Dividend tax reclaims receivable	4,836	50,336	—	—	—
Interest receivable	466	1,878	905	2,377	677
Cash	56	—	—	—	225
Receivable for investments sold	—	4,320	—	—	—
Receivable for fund shares sold	—	—	—	7,745,205	—
Security lending income receivable	—	—	2,109	1,512	—
Total assets	14,975,915	61,646,868	286,136,083	849,449,697	19,398,165
LIABILITIES:
Written option, at value	336,819	75,416	—	—	332,140
Payable to Adviser	3,848	43,322	21,898	66,647	9,921
Payable for investments purchased	117	—	—	7,737,426	—
Payable upon return of securities loaned	—	—	5,700	—	—
Due to broker	—	109	—	—	—
Total liabilities	340,784	118,847	27,598	7,804,073	342,061
NET ASSETS	$ 14,635,131	$61,528,021	$286,108,485	$841,645,624	$19,056,104
Net Assets Consists of:
Paid-in capital	$14,769,860	$61,799,268	$232,766,332	$749,876,731	$18,708,733
Total distributable earnings/ (accumulated losses)	(134,729)	(271,247)	53,342,153	91,768,893	347,371
Total net assets	$ 14,635,131	$61,528,021	$286,108,485	$841,645,624	$19,056,104
Net assets	$14,635,131	$61,528,021	$286,108,485	$841,645,624	$19,056,104
Shares issued and outstanding(a)	300,000	1,200,000	7,475,000	16,300,000	750,000
Net asset value per share	$48.78	$51.27	$38.28	$51.63	$25.41
Cost:
Investments in unaffiliated securities, at cost	$14,618,012	$58,771,967	$5,700	$—	$18,319,485
Investments in affiliated securities, at cost	$—	$—	$240,290,697	$720,330,588	$—
Foreign currency, at cost	$35,982	$268,094	$—	$—	$—
Proceeds:
Written options premium received	$368,530	$231,866	$—	$—	$627,991
Loaned Securities:
at value (included in investments)	$—	$—	$5,611	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

158

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

	Innovator Nasdaq-100 Managed Floor ETF	Innovator Power Buffer Step-Up Strategy ETF	Innovator S&P Investment Grade Preferred ETF	Innovator U.S. Small Cap Managed 10 Buffer ETF	Innovator U.S. Small Cap Managed Floor ETF
ASSETS:
Investments, at value	$510,455,050	$134,082,333	$75,679,146	$7,680,046	$84,191,638
Cash - interest bearing deposit account	10,286,217	146,619	393,656	97,493	1,032,878
Cash	71,194	—	—	11,283	28,631
Dividends receivable	47,373	—	24,529	1,191	28,762
Interest receivable	12,941	574	1,199	458	2,894
Security lending income receivable	1,404	—	1,945	—	4,630
Deposit at broker for other investments	590	200	—	—	—
Receivable for investments sold	—	145,132,468	—	—	16,397
Total assets	520,874,769	279,362,194	76,100,475	7,790,471	85,305,830
LIABILITIES:
Written option, at value	1,799,610	6,513,969	—	136,121	86,753
Payable upon return of securities loaned	13,090,991	—	3,910,996	—	8,277,441
Payable to Adviser	356,555	99,030	27,683	4,714	52,691
Payable for investments purchased	945	144,840,744	—	—	12,582
Distributions payable	—	—	357,000	—	—
Broker commissions on in-kind transactions payable	—	7,756	—	—	—
Due to broker	—	—	—	—	380
Total liabilities	15,248,101	151,461,499	4,295,679	140,835	8,429,847
NET ASSETS	$ 505,626,668	$127,900,695	$71,804,796	$7,649,636	$76,875,983
Net Assets Consists of:
Paid-in capital	$434,057,856	$128,672,814	$122,698,920	$7,452,290	$70,994,507
Total distributable earnings/ (accumulated losses)	71,568,812	(772,119)	(50,894,124)	197,346	5,881,476
Total net assets	$ 505,626,668	$127,900,695	$71,804,796	$7,649,636	$76,875,983
Net assets	$505,626,668	$127,900,695	$71,804,796	$7,649,636	$76,875,983
Shares issued and outstanding(a)	14,350,000	3,550,000	4,200,000	300,000	2,550,000
Net asset value per share	$35.24	$36.03	$17.10	$25.50	$30.15
Cost:
Investments, at cost	$387,116,407	$134,090,932	$88,374,696	$7,421,085	$74,673,045
Proceeds:
Written options premium received	$1,898,369	$6,505,236	$—	$296,323	$310,911
Loaned Securities:
at value (included in investments)	$13,038,888	$—	$3,896,215	$—	$8,353,756

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

159

INNOVATOR ETFs TRUST
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)(Continued)

Innovator Uncapped Accelerated U.S. Equity ETF
ASSETS:
Investments, at value	$49,154,201
Cash - interest bearing deposit account	122,058
Interest receivable	416
Deposit at broker for other investments	200
Total assets	49,276,875
LIABILITIES:
Written option, at value	5,441,520
Payable to Adviser	26,904
Total liabilities	5,468,424
NET ASSETS	$ 43,808,451
Net Assets Consists of:
Paid-in capital	$43,872,539
Total accumulated losses	(64,088)
Total net assets	$ 43,808,451
Net assets	$43,808,451
Shares issued and outstanding(a)	875,000
Net asset value per share	$50.07
Cost:
Investments, at cost	$44,130,396
Proceeds:
Written options premium received	$3,277,975

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

160

INNOVATOR ETFs TRUST
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited)

	Innovator Buffer Step-Up Strategy ETF	Innovator Deepwater Frontier Tech ETF	Innovator Equity Autocallable Income Strategy ETF	Innovator Equity Managed 10 Buffer ETF(a)	Innovator Equity Managed 100 Buffer ETF
INVESTMENT INCOME:
Dividend income	$—	$116,883	$—	$23,564	$528,672
Less: dividend withholding taxes	—	(161,083)	—	—	—
Less: issuance fees	—	—	—	—	(8)
Interest income	1,735	7,956	381,183	1,651	27,139
Securities lending income	—	48,727	—	—	6,574
Total investment income	1,735	200,883	381,183	25,215	562,377
EXPENSES:
Investment advisory fee	252,408	572,820	77,115	19,060	439,873
Total expenses	252,408	572,820	77,115	19,060	439,873
Net investment income/(loss)	(250,673)	(371,937)	304,068	6,155	122,504
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,183,927)	4,360,916	(7)	64,509	(4,517,293)
In-kind redemptions	8,195,602	22,611,132	—	—	2,171,989
Written options expired or closed	(1,645,782)	—	—	(805,808)	(2,758,823)
Swap contracts	—	—	248,429	—	—
Other investments	—	—	34,310	—	25
Foreign currency translation	—	(117,726)	—	—	—
Net realized gain (loss)	3,365,893	26,854,322	282,732	(741,299)	(5,104,102)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,091,402)	(28,779,213)	(608)	986,295	2,794,796
Written options	351,378	—	—	381,156	187,867
Swap contracts	—	—	306,606	—	—
Foreign currency translation	—	167	—	—	—
Net change in unrealized appreciation (depreciation)	(740,024)	(28,779,046)	305,998	1,367,451	2,982,663
Net realized and unrealized gain (loss)	2,625,869	(1,924,724)	588,730	626,152	(2,121,439)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,375,196	$(2,296,661)	$892,798	$632,307	$(1,998,935)

(a)	Inception date of the Fund was February 23, 2026.
The accompanying notes are an integral part of these financial statements.

161

INNOVATOR ETFs TRUST
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Managed Floor ETF	Innovator Equity Premium Income - Daily PutWrite ETF	Innovator Gradient Tactical Rotation Strategy ETF	Innovator Hedged Nasdaq-100 ETF	Innovator Index Autocallable Income Strategy ETF
INVESTMENT INCOME:
Dividend income	$7,777,689	$33,186	$755,903	$10,508	$—
Less: dividend withholding taxes	—	—	(74,328)	(39)	—
Less: issuance fees	(171)	—	—	—	—
Interest income	470,696	233,152	12,218	204	529,507
Securities lending income	47,414	494	1,457	132	—
Total investment income	8,295,628	266,832	695,250	10,805	529,507
EXPENSES:
Investment advisory fee	6,222,082	45,669	222,706	12,486	111,730
Total expenses	6,222,082	45,669	222,706	12,486	111,730
Net investment income/(loss)	2,073,546	221,163	472,544	(1,681)	417,777
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(48,624,146)	(81,255)	9,321,854	(128,144)	1
In-kind redemptions	6,667,968	17	259,654	343,673	—
Written options expired or closed	(36,587,591)	163,953	—	73,516	—
Swap contracts	—	—	—	—	1,014,467
Other investments	(1,759)	—	(2,966)	—	17,250
Foreign currency translation	—	—	(155,229)	—	—
Net realized gain (loss)	(78,545,528)	82,715	9,423,313	289,045	1,031,718
Net change in unrealized appreciation (depreciation) on:
Investments	83,819,862	340,363	(3,953,870)	(139,032)	43
Written options	2,686,483	(71)	—	(172,574)	—
Swap contracts	—	—	—	—	340,786
Foreign currency translation	—	—	4,814	—	—
Net change in unrealized appreciation (depreciation)	86,506,345	340,292	(3,949,056)	(311,606)	340,829
Net realized and unrealized gain (loss)	7,960,817	423,007	5,474,257	(22,561)	1,372,547
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,034,363	$644,170	$5,946,801	$(24,242)	$1,790,324

The accompanying notes are an integral part of these financial statements.

162

INNOVATOR ETFs TRUST
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator International Developed Managed 10 Buffer ETF(a)	Innovator International Developed Managed Floor ETF(b)	Innovator Laddered Allocation Buffer ETF	Innovator Laddered Allocation Power Buffer ETF	Innovator Nasdaq-100 Managed 10 Buffer ETF(a)
INVESTMENT INCOME:
Dividend income	$59,096	$664,209	$—	$—	$9,730
Less: dividend withholding taxes	(6,475)	(70,295)	—	—	—
Interest income	924	4,885	5,492	16,209	949
Securities lending income	—	—	25,819	59,321	—
Total investment income	53,545	598,799	31,311	75,530	10,679
EXPENSES:
Investment advisory fee	7,844	131,164	116,808	377,873	15,847
Total expenses	7,844	131,164	116,808	377,873	15,847
Net investment income/(loss)	45,701	467,635	(85,497)	(302,343)	(5,168)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	34,902	(591,814)	—	—	73,382
Investments in affiliated securities	—	—	13,726	60,301	—
In-kind redemptions in affiliated securities	—	—	8,115,888	10,548,020	—
Written options expired or closed	(131,270)	(1,526,981)	—	—	(960,252)
Other investments	—	(22)	—	—	—
Foreign currency translation	223	3,749	—	—	—
Net realized gain (loss)	(96,145)	(2,115,068)	8,129,614	10,608,321	(886,870)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(104,671)	1,366,200	—	—	946,117
Investments in affiliated securities	—	—	7,075,061	28,000,182	—
Written options	31,711	156,450	—	—	295,851
Foreign currency translation	377	2,588	—	—	—
Net change in unrealized appreciation (depreciation)	(72,583)	1,525,238	7,075,061	28,000,182	1,241,968
Net realized and unrealized gain (loss)	(168,728)	(589,830)	15,204,675	38,608,503	355,098
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (123,027)	$(122,195)	$15,119,178	$38,306,160	$349,930

(a)	Inception date of the Fund was February 23, 2026.
(b)	Inception date of the Fund was November 19, 2025.
The accompanying notes are an integral part of these financial statements.

163

INNOVATOR ETFs TRUST
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Nasdaq-100 Managed Floor ETF	Innovator Power Buffer Step-Up Strategy ETF	Innovator S&P Investment Grade Preferred ETF	Innovator U.S. Small Cap Managed 10 Buffer ETF(a)	Innovator U.S. Small Cap Managed Floor ETF
INVESTMENT INCOME:
Dividend income	$1,348,631	$—	$2,323,043	$19,608	$378,364
Less: dividend withholding taxes	(7,803)	—	—	(17)	(686)
Less: issuance fees	—	—	—	—	(12)
Interest income	170,594	3,338	7,049	769	18,862
Securities lending income	14,144	—	19,364	—	22,099
Total investment income	1,525,566	3,338	2,349,456	20,360	418,627
EXPENSES:
Investment advisory fee	1,997,238	568,644	175,048	9,258	232,889
Total expenses	1,997,238	568,644	175,048	9,258	232,889
Net investment income/(loss)	(471,672)	(565,306)	2,174,408	11,102	185,738
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(8,215,442)	(6,295,155)	(1,005,365)	(10,076)	(1,704,098)
In-kind redemptions	6,741,076	15,611,035	(387,433)	—	467,589
Written options expired or closed	(18,160,597)	(4,867,419)	—	(215,702)	(2,200,387)
Other investments	246	—	—	—	(130)
Net realized gain (loss)	(19,634,717)	4,448,461	(1,392,798)	(225,778)	(3,437,026)
Net change in unrealized appreciation (depreciation) on:
Investments	31,742,359	(939)	(2,087,675)	258,961	6,878,487
Written options	1,104,622	(1,073)	—	160,202	140,164
Net change in unrealized appreciation (depreciation)	32,846,981	(2,012)	(2,087,675)	419,163	7,018,651
Net realized and unrealized gain (loss)	13,212,264	4,446,449	(3,480,473)	193,385	3,581,625
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,740,592	$3,881,143	$(1,306,065)	$204,487	$3,767,363

(a)	Inception date of the Fund was February 23, 2026.
The accompanying notes are an integral part of these financial statements.

164

INNOVATOR ETFs TRUST
STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2026 (Unaudited)(Continued)

Innovator Uncapped Accelerated U.S. Equity ETF
INVESTMENT INCOME:
Interest income	$2,598
Total investment income	2,598
EXPENSES:
Investment advisory fee	185,469
Total expenses	185,469
Net investment loss	(182,871)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,028,671
In-kind redemptions	4,415,402
Written options expired or closed	(1,420,418)
Other investments	342
Net realized gain (loss)	4,023,997
Net change in unrealized appreciation (depreciation) on:
Investments	(4,171,205)
Written options	1,014,472
Net change in unrealized appreciation (depreciation)	(3,156,733)
Net realized and unrealized gain (loss)	867,264
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$684,393

The accompanying notes are an integral part of these financial statements.

165

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Innovator Buffer Step-Up Strategy ETF		Innovator Deepwater Frontier Tech ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(250,673)	$(552,541)	$(371,937)	$(419,818)
Net realized gain (loss)	3,365,893	6,931,869	26,854,322	11,304,069
Net change in unrealized appreciation (depreciation)	(740,024)	1,048,547	(28,779,046)	39,071,751
Net increase (decrease) in net assets from operations	2,375,196	7,427,875	(2,296,661)	49,956,002
CAPITAL TRANSACTIONS:
Shares sold	58,948,292	169,451,780	61,268,264	72,683,971
Shares redeemed	(59,977,212)	(184,014,043)	(49,397,520)	(12,801,120)
ETF transaction fees (See Note 5)	(9,592)	2,156	11,602	4,947
Net increase (decrease) in net assets from capital transactions	(1,038,512)	(14,560,107)	11,882,346	59,887,798
Net increase (decrease) in net assets	1,336,684	(7,132,232)	9,585,685	109,843,800
NET ASSETS:
Beginning of the period	57,036,951	64,169,183	166,957,162	57,113,362
End of the period	$58,373,635	$57,036,951	$176,542,847	$166,957,162
SHARES TRANSACTIONS
Shares sold	1,550,000	5,225,000	800,000	1,100,000
Shares redeemed	(1,575,000)	(5,650,000)	(650,000)	(200,000)
Total increase (decrease) in shares outstanding	(25,000)	(425,000)	150,000	900,000

The accompanying notes are an integral part of these financial statements.

166

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Autocallable Income Strategy ETF		Innovator Equity Managed 10 Buffer ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$304,068	$9,042	$6,155
Net realized gain (loss)	282,732	4,240	(741,299)
Net change in unrealized appreciation (depreciation)	305,998	(44,776)	1,367,451
Net increase (decrease) in net assets from operations	892,798	(31,494)	632,307
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,404,204)	—	(4,363)
Total distributions to shareholders	(1,404,204)	—	(4,363)
CAPITAL TRANSACTIONS:
Shares sold	31,777,715	4,330,173	26,136,830
Shares redeemed	(1,168,075)	—	—
ETF transaction fees	212,995	53,098	1,275
Net increase (decrease) in net assets from capital transactions	30,822,635	4,383,271	26,138,105
Net increase (decrease) in net assets	30,311,229	4,351,777	26,766,049
NET ASSETS:
Beginning of the period	4,351,777	—	—
End of the period	$ 34,663,006	$4,351,777	$26,766,049
SHARES TRANSACTIONS
Shares sold	1,325,000	175,000	1,050,000
Shares redeemed	(50,000)	—	—
Total increase (decrease) in shares outstanding	1,275,000	175,000	1,050,000

(a)	Inception date of the Fund was September 24, 2025.
(b)	Inception date of the Fund was February 23, 2026.
The accompanying notes are an integral part of these financial statements.

167

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Managed 100 Buffer ETF		Innovator Equity Managed Floor ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$122,504	$47,920	$2,073,546	$2,937,294
Net realized gain (loss)	(5,104,102)	(529,994)	(78,545,528)	(1,794,988)
Net change in unrealized appreciation (depreciation)	2,982,663	3,552,987	86,506,345	134,165,615
Net increase (decrease) in net assets from operations	(1,998,935)	3,070,913	10,034,363	135,307,921
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(134,829)	(41,992)	(2,108,688)	(3,281,913)
Total distributions to shareholders	(134,829)	(41,992)	(2,108,688)	(3,281,913)
CAPITAL TRANSACTIONS:
Shares sold	65,608,395	72,286,060	434,134,950	709,174,605
Shares redeemed	(13,368,935)	(1,319,890)	(21,718,110)	(126,818,930)
ETF transaction fees (See Note 5)	7	15	42,566	81
Net increase (decrease) in net assets from capital transactions	52,239,467	70,966,185	412,459,406	582,355,756
Net increase (decrease) in net assets	50,105,703	73,995,106	420,385,081	714,381,764
NET ASSETS:
Beginning of the period	73,995,106	—	1,227,650,527	513,268,763
End of the period	$ 124,100,809	$73,995,106	$1,648,035,608	$1,227,650,527
SHARES TRANSACTIONS
Shares sold	2,450,000	2,800,000	11,900,000	20,950,000
Shares redeemed	(500,000)	(50,000)	(600,000)	(3,800,000)
Total increase (decrease) in shares outstanding	1,950,000	2,750,000	11,300,000	17,150,000

(a)	Inception date of the Fund was May 12, 2025.
The accompanying notes are an integral part of these financial statements.

168

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Premium Income - Daily PutWrite ETF		Innovator Gradient Tactical Rotation Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$221,163	$247,766	$472,544	$531,616
Net realized gain (loss)	82,715	(106,519)	9,423,313	(15,394,130)
Net change in unrealized appreciation (depreciation)	340,292	657,557	(3,949,056)	15,617,442
Net increase (decrease) in net assets from operations	644,170	798,804	5,946,801	754,928
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(338,201)	(261,532)	(459,338)	(3,057,771)
Total distributions to shareholders	(338,201)	(261,532)	(459,338)	(3,057,771)
CAPITAL TRANSACTIONS:
Shares sold	5,441,860	12,271,230	—	4,868,701
Shares redeemed	—	(4,643,940)	(7,403,485)	(97,531,415)
ETF transaction fees (See Note 5)	1,093	429	221	13,024
Net increase (decrease) in net assets from capital transactions	5,442,953	7,627,719	(7,403,264)	(92,649,690)
Net increase (decrease) in net assets	5,748,922	8,164,991	(1,915,801)	(94,952,533)
NET ASSETS:
Beginning of the period	8,164,991	—	56,820,856	151,773,389
End of the period	$ 13,913,913	$8,164,991	$54,905,055	$56,820,856
SHARES TRANSACTIONS
Shares sold	200,000	500,000	—	200,000
Shares redeemed	—	(200,000)	(250,000)	(3,900,000)
Total increase (decrease) in shares outstanding	200,000	300,000	(250,000)	(3,700,000)

(a)	Inception date of the Fund was March 13, 2025.
The accompanying notes are an integral part of these financial statements.

169

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Hedged Nasdaq-100 ETF		Innovator Index Autocallable Income Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(1,681)	$(1,473)	$417,777	$9,996
Net realized gain (loss)	289,045	810,991	1,031,718	2,113
Net change in unrealized appreciation (depreciation)	(311,606)	519,690	340,829	(11,601)
Net increase (decrease) in net assets from operations	(24,242)	1,329,208	1,790,324	508
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(1,906)	(1,573,163)	—
Total distributions to shareholders	—	(1,906)	(1,573,163)	—
CAPITAL TRANSACTIONS:
Shares sold	727,713	5,850,975	79,319,220	3,753,423
Shares redeemed	(1,457,304)	(9,151,882)	(626,933)	—
ETF transaction fees (See Note 5)	(150)	(447)	363,032	20,293
Net increase (decrease) in net assets from capital transactions	(729,741)	(3,301,354)	79,055,319	3,773,716
Net increase (decrease) in net assets	(753,983)	(1,974,052)	79,272,480	3,774,224
NET ASSETS:
Beginning of the period	3,738,424	5,712,476	3,774,224	—
End of the period	$2,984,441	$3,738,424	$83,046,704	$3,774,224
SHARES TRANSACTIONS
Shares sold	25,000	225,000	3,150,000	150,000
Shares redeemed	(50,000)	(325,000)	(25,000)	—
Total increase (decrease) in shares outstanding	(25,000)	(100,000)	3,125,000	150,000

(a)	Inception date of the Fund was September 24, 2025.
The accompanying notes are an integral part of these financial statements.

170

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Managed 10 Buffer ETF	Innovator International Developed Managed Floor ETF	Innovator Laddered Allocation Buffer ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$45,701	$467,635	$(85,497)	$(108,814)
Net realized gain (loss)	(96,145)	(2,115,068)	8,129,614	8,391,403
Net change in unrealized appreciation (depreciation)	(72,583)	1,525,238	7,075,061	18,744,782
Net increase (decrease) in net assets from operations	(123,027)	(122,195)	15,119,178	27,027,371
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(11,702)	(149,052)	—	—
Total distributions to shareholders	(11,702)	(149,052)	—	—
CAPITAL TRANSACTIONS:
Shares sold	14,769,860	61,796,780	66,409,288	74,266,862
Shares redeemed	—	—	(28,954,060)	(31,957,470)
ETF transaction fees (See Note 5)	—	2,488	—	—
Net increase (decrease) in net assets from capital transactions	14,769,860	61,799,268	37,455,228	42,309,392
Net increase (decrease) in net assets	14,635,131	61,528,021	52,574,406	69,336,763
NET ASSETS:
Beginning of the period	—	—	233,534,079	164,197,316
End of the period	$ 14,635,131	$61,528,021	$286,108,485	$233,534,079
SHARES TRANSACTIONS
Shares sold	300,000	1,200,000	1,800,000	2,250,000
Shares redeemed	—	—	(800,000)	(975,000)
Total increase (decrease) in shares outstanding	300,000	1,200,000	1,000,000	1,275,000

(a)	Inception date of the Fund was February 23, 2026.
(b)	Inception date of the Fund was November 19, 2025.
The accompanying notes are an integral part of these financial statements.

171

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Laddered Allocation Power Buffer ETF		Innovator Nasdaq-100 Managed 10 Buffer ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(302,343)	$(346,239)	$(5,168)
Net realized gain (loss)	10,608,321	38,786,638	(886,870)
Net change in unrealized appreciation (depreciation)	28,000,182	34,874,703	1,241,968
Net increase (decrease) in net assets from operations	38,306,160	73,315,102	349,930
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(2,559)
Total distributions to shareholders	—	—	(2,559)
CAPITAL TRANSACTIONS:
Shares sold	110,019,790	334,764,580	18,704,780
Shares redeemed	(41,963,650)	(155,293,550)	—
ETF transaction fees (See Note 5)	—	—	3,953
Net increase (decrease) in net assets from capital transactions	68,056,140	179,471,030	18,708,733
Net increase (decrease) in net assets	106,362,300	252,786,132	19,056,104
NET ASSETS:
Beginning of the period	735,283,324	482,497,192	—
End of the period	$ 841,645,624	$735,283,324	$19,056,104
SHARES TRANSACTIONS
Shares sold	2,200,000	7,300,000	750,000
Shares redeemed	(850,000)	(3,300,000)	—
Total increase (decrease) in shares outstanding	1,350,000	4,000,000	750,000

(a)	Inception date of the Fund was February 23, 2026.
The accompanying notes are an integral part of these financial statements.

172

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Nasdaq-100 Managed Floor ETF		Innovator Power Buffer Step-Up Strategy ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(471,672)	$(370,938)	$(565,306)	$(987,021)
Net realized gain (loss)	(19,634,717)	(10,420,799)	4,448,461	14,685,439
Net change in unrealized appreciation (depreciation)	32,846,981	77,696,181	(2,012)	407,565
Net increase (decrease) in net assets from operations	12,740,592	66,904,444	3,881,143	14,105,983
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(75,430)	—	—
Total distributions to shareholders	—	(75,430)	—	—
CAPITAL TRANSACTIONS:
Shares sold	116,250,290	188,230,410	130,899,783	273,798,707
Shares redeemed	(22,024,745)	(64,173,210)	(133,748,360)	(257,509,860)
ETF transaction fees (See Note 5)	13,443	1	(19,698)	890
Net increase (decrease) in net assets from capital transactions	94,238,988	124,057,201	(2,868,275)	16,289,737
Net increase (decrease) in net assets	106,979,580	190,886,215	1,012,868	30,395,720
NET ASSETS:
Beginning of the period	398,647,088	207,760,873	126,887,827	96,492,107
End of the period	$ 505,626,668	$398,647,088	$127,900,695	$126,887,827
SHARES TRANSACTIONS
Shares sold	3,400,000	6,300,000	3,650,000	8,700,000
Shares redeemed	(650,000)	(2,250,000)	(3,725,000)	(8,150,000)
Total increase (decrease) in shares outstanding	2,750,000	4,050,000	(75,000)	550,000

The accompanying notes are an integral part of these financial statements.

173

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator S&P Investment Grade Preferred ETF		Innovator U.S. Small Cap Managed 10 Buffer ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$2,174,408	$5,120,557	$11,102
Net realized gain (loss)	(1,392,798)	(3,463,166)	(225,778)
Net change in unrealized appreciation (depreciation)	(2,087,675)	(3,523,865)	419,163
Net increase (decrease) in net assets from operations	(1,306,065)	(1,866,474)	204,487
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,133,750)	(5,472,234)	(7,141)
Total distributions to shareholders	(2,133,750)	(5,472,234)	(7,141)
CAPITAL TRANSACTIONS:
Shares sold	3,444,360	7,236,265	7,452,265
Shares redeemed	(11,533,175)	(23,721,220)	—
ETF transaction fees (See Note 5)	—	—	25
Net increase (decrease) in net assets from capital transactions	(8,088,815)	(16,484,955)	7,452,290
Net increase (decrease) in net assets	(11,528,630)	(23,823,663)	7,649,636
NET ASSETS:
Beginning of the period	83,333,426	107,157,089	—
End of the period	$71,804,796	$83,333,426	$7,649,636
SHARES TRANSACTIONS
Shares sold	200,000	400,000	300,000
Shares redeemed	(650,000)	(1,300,000)	—
Total increase (decrease) in shares outstanding	(450,000)	(900,000)	300,000

(a)	Inception date of the Fund was February 23, 2026.
The accompanying notes are an integral part of these financial statements.

174

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Managed Floor ETF		Innovator Uncapped Accelerated U.S. Equity ETF
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$185,738	$123,071	$(182,871)	$(352,784)
Net realized gain (loss)	(3,437,026)	(199,694)	4,023,997	(1,055,314)
Net change in unrealized appreciation (depreciation)	7,018,651	2,619,921	(3,156,733)	7,098,266
Net increase (decrease) in net assets from operations	3,767,363	2,543,298	684,393	5,690,168
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(159,119)	(128,540)	—	—
Total distributions to shareholders	(159,119)	(128,540)	—	—
CAPITAL TRANSACTIONS:
Shares sold	38,023,280	31,693,735	59,373,510	78,999,365
Shares redeemed	(1,479,270)	(1,218,135)	(64,204,080)	(70,837,630)
ETF transaction fees	11,446	13	(1,546)	19,037
Net increase (decrease) in net assets from capital transactions	36,555,456	30,475,613	(4,832,116)	8,180,772
Net increase (decrease) in net assets	40,163,700	32,890,371	(4,147,723)	13,870,940
NET ASSETS:
Beginning of the period	36,712,283	3,821,912	47,956,174	34,085,234
End of the period	$ 76,875,983	$36,712,283	$43,808,451	$47,956,174
SHARES TRANSACTIONS
Shares sold	1,300,000	1,200,000	1,275,000	1,875,000
Shares redeemed	(50,000)	(50,000)	(1,400,000)	(1,750,000)
Total increase (decrease) in shares outstanding	1,250,000	1,150,000	(125,000)	125,000

The accompanying notes are an integral part of these financial statements.

175

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Buffer Step-Up Strategy ETF
4/30/2026(g)	$36.80	(0.16)	1.64	1.48	—	—	—	—
10/31/2025	$32.49	(0.30)	4.61	4.31	—	—	—	—
10/31/2024	$25.98	(0.27)	6.77	6.50	—	—	—	—
10/31/2023	$24.04	(0.23)	2.16	1.93	—	—	—	—
10/31/2022(i)	$25.48	(0.14)	(1.32)	(1.46)	—	—	—	—
Innovator Deepwater Frontier Tech ETF
4/30/2026(g)	$81.44	(0.17)	(1.03)	(1.20)	—	—	—	—
10/31/2025	$49.66	(0.28)	32.06	31.78	—	—	—	—
10/31/2024	$33.65	(0.17)	16.17	16.00	—	—	—	—
10/31/2023	$29.35	(0.08)	4.38	4.30	—	—	—	—
10/31/2022	$56.02	(0.04)	(26.64)	(26.68)	—	—	—	—
10/31/2021	$37.34	(0.14)	18.81	18.67	—	—	—	—
Innovator Equity Autocallable Income Strategy ETF
4/30/2026(g)	$24.87	0.37	(0.12)	0.25	(1.47)	—	—	(1.47)
10/31/2025(j)	$25.00	0.09	(0.60)	(0.51)	—	—	—	—
Innovator Equity Managed 10 Buffer ETF
4/30/2026(g)(k)	$25.00	0.01	0.49	0.50	(0.01)	—	—	(0.01)
Innovator Equity Managed 100 Buffer ETF
4/30/2026(g)	$26.91	0.03	(0.50)	(0.47)	(0.04)	—	—	(0.04)
10/31/2025(l)	$25.00	0.04	1.90	1.94	(0.03)	—	—	(0.03)
Innovator Equity Managed Floor ETF
4/30/2026(g)	$36.81	0.05	0.10	0.15	(0.05)	—	—	(0.05)
10/31/2025	$31.68	0.13	5.14	5.27	(0.14)	—	—	(0.14)
10/31/2024	$25.19	0.17	6.60	6.77	(0.21)	(0.07)	—	(0.28)
10/31/2023(m)	$22.80	0.16	2.39	0.55	(0.16)	—	—	(0.16)
Innovator Equity Premium Income - Daily PutWrite ETF
4/30/2026(g)	$27.22	0.51	0.86	1.37	(0.76)	—	—	(0.76)
10/31/2025(n)	$25.00	0.99	2.23	3.22	(1.00)	—	—	(1.00)
Innovator Gradient Tactical Rotation Strategy ETF
4/30/2026(g)	$27.72	0.24	2.76	3.00	(0.22)	—	—	(0.22)
10/31/2025	$26.40	0.15	1.76	1.91	(0.59)	—	—	(0.59)
10/31/2024	$21.32	0.41	4.88	5.29	(0.21)	—	—	(0.21)
10/31/2023(o)	$25.00	0.20	(3.81)	(3.61)	(0.07)	—	—	(0.07)
Innovator Hedged Nasdaq-100 ETF
4/30/2026(g)	$29.91	(0.02)	(0.05)	(0.07)	—	—	—	—
10/31/2025	$25.39	—(h)	4.53	4.53	(0.01)	—	—	(0.01)
10/31/2024(p)	$25.03	(0.01)	0.37	0.36	—	—	—	—

See footnote definitions on page 180.
The accompanying notes are an integral part of these financial statements.

176

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

—	$38.28	4.02%	$58,374	0.89%	0.89%	(0.88)%	—%
0.00(h)	$36.80	13.26%	$57,037	0.89%	0.89%	(0.88)%	—%
0.01	$32.49	25.01%	$64,169	0.89%	0.89%	(0.88)%	—%
0.01	$25.98	8.09%	$40,267	0.89%	0.89%	(0.88)%	—%
0.02	$24.04	−5.64%	$28,853	0.89%	0.89%	(0.89)%	—%

0.01	$80.25	−1.47%	$176,543	0.70%	0.70%	(0.45)%	68%
0.00(h)	$81.44	63.99%	$166,957	0.70%	0.70%	(0.47)%	117%
0.01	$49.66	47.59%	$57,113	0.70%	0.70%	(0.37)%	165%
0.00(h)	$33.65	14.64%	$33,651	0.70%	0.70%	(0.23)%	153%
0.01	$29.35	−47.60%	$32,288	0.70%	0.70%	(0.10)%	138%
0.01	$56.02	50.01%	$78,428	0.70%	0.70%	(0.27)%	134%

0.26	$23.91	2.25%	$34,663	0.79%	0.79%	3.11%	—%
0.38(v)	$24.87	−0.53%(w)	$4,352	0.79%	0.79%	3.53%	—%

0.00(h)	$25.49	2.00%	$26,766	0.79%	0.79%	0.26%	—%

0.00(h)	$26.40	−1.73%	$124,101	0.89%	0.89%	0.25%	12%
0.00(h)	$26.91	7.76%	$73,995	0.89%	0.89%	0.29%	7%

0.00(h)	$36.91	0.42%	$1,648,036	0.89%	0.89%	0.30%	16%
0.00(h)	$36.81	16.66%	$1,227,651	0.89%	0.89%	0.37%	10%
—	$31.68	26.97%	$513,269	0.89%	0.89%	0.55%	9%
—	$25.19	11.20%	$96,993	0.89%	0.89%	0.64%	7%

0.00(h)	$27.83	5.15%	$13,914	0.79%	0.79%	3.83%	2%
0.00(h)	$27.22	13.17%	$8,165	0.79%	0.79%	6.01%	46%

0.00(h)	$30.50	10.92%	$54,905	0.80%	0.80%	1.70%	280%
0.00(h)	$27.72	7.52%	$56,821	0.80%	0.80%	0.59%	418%
0.00(h)	$26.40	24.91%	$151,773	0.80%	0.80%	1.57%	458%
—	$21.32	−14.48%	$183,316	0.80%	0.80%	0.94%	306%

—	$29.84	-0.21%	$2,984	0.79%	0.79%	(0.11)%	18%
—	$29.91	17.82%	$3,738	0.79%	0.79%	(0.02)%	21%
0.00(h)	$25.39	1.43%	$5,712	0.79%	0.79%	(0.15)%	13%

The accompanying notes are an integral part of these financial statements.

177

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Index Autocallable Income Strategy ETF
4/30/2026(g)	$25.16	0.37	0.64	1.01	(1.13)	—	—	(1.13)
10/31/2025(j)	$25.00	0.09	(0.07)	(0.02)	—	—	—	—
Innovator International Developed Managed 10 Buffer ETF
4/30/2026(g)(k)	$50.30	0.44	(1.84)	(1.40)	(0.12)	—	—	(0.12)
Innovator International Developed Managed Floor ETF
4/30/2026(g)(q)	$48.59	0.72	2.11	2.83	(0.15)	—	—	(0.15)
Innovator Laddered Allocation Buffer ETF
4/30/2026(g)	$36.07	(0.01)	2.22	2.21	—	—	—	—
10/31/2025	$31.58	(0.02)	4.51	4.49	—	—	—	—
10/31/2024	$25.01	(0.01)	6.58	6.57	—	—	—	—
10/31/2023	$22.97	(0.02)	2.06	2.04	—	—	—	—
10/31/2022(r)	$24.89	(0.02)	(1.90)	(1.92)	—	—	—	—
Innovator Laddered Allocation Power Buffer ETF
4/30/2026(g)	$49.18	(0.02)	2.47	2.45	—	—	—	—
10/31/2025	$44.06	(0.03)	5.15	5.12	—	—	—	—
10/31/2024	$36.93	(0.02)	7.15	7.13	—	—	—	—
10/31/2023	$34.09	(0.01)	2.85	2.84	—	—	—	—
10/31/2022	$35.56	(0.02)	(1.45)	(1.47)	—	—	—	—
10/31/2021	$31.49	(0.05)	4.12	4.07	—	—	—	—
Innovator Nasdaq-100 Managed 10 Buffer ETF
4/30/2026(g)(k)	$25.03	(0.01)	0.39	0.38	(0.01)	—	—	(0.01)
Innovator Nasdaq-100 Managed Floor ETF
4/30/2026(g)	$34.37	(0.04)	0.91	0.87	—	—	—	—
10/31/2025	$27.52	(0.04)	6.90	6.86	(0.01)	—	—	(0.01)
10/31/2024(s)	$25.00	(0.03)	2.56	2.53	—	—	(0.01)	(0.01)
Innovator Power Buffer Step-Up Strategy ETF
4/30/2026(g)	$35.00	(0.15)	1.18	1.03	—	—	—	—
10/31/2025	$31.38	(0.29)	3.91	3.62	—	—	—	—
10/31/2024	$26.35	(0.26)	5.29	5.03	—	—	—	—
10/31/2023	$24.62	(0.23)	1.95	1.72	—	—	—	—
10/31/2022(i)	$25.67	(0.14)	(0.93)	(1.07)	—	—	—	—
Innovator S&P Investment Grade Preferred ETF
4/30/2026(g)	$17.92	0.51	(0.82)	(0.31)	(0.51)	—	—	(0.51)
10/31/2025	$19.31	1.01	(1.31)	(0.30)	(1.09)	—	—	(1.09)
10/31/2024	$16.73	1.11	2.58	3.69	(1.11)	—	—	(1.11)
10/31/2023	$17.90	0.99	(1.17)	(0.18)	(0.99)	—	—	(0.99)
10/31/2022	$24.22	1.00	(6.28)	(5.28)	(1.02)	—	(0.02)	(1.04)
10/31/2021	$24.02	1.14	0.27	1.41	(1.14)	—	(0.07)	(1.21)

See footnote definitions on page 180.
The accompanying notes are an integral part of these financial statements.

178

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement / Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement / Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.32	$25.36	5.41%	$83,047	0.79%	0.79%	2.95%	—%
0.14(v)	$25.16	0.65%(x)	$3,774	0.79%	0.79%	3.44%	—%

—	$48.78	−2.78%	$14,635	0.85%	0.85%	4.95%	1%

0.00(h)	$51.27	5.84%	$61,528	0.89%	0.89%	3.17%	4%

—	$38.28	6.12%	$286,108	0.10%	0.10%	(0.07)%	1%
—	$36.07	14.22%	$233,534	0.10%	0.10%	(0.05)%	1%
—	$31.58	26.25%	$164,197	0.13%	0.10%	(0.04)%	2%
—	$25.01	8.89%	$58,149	0.20%	0.10%	(0.10)%	1%
—	$22.97	−7.72%	$26,414	0.20%	0.10%	(0.10)%	1%

—	$51.63	4.99%	$841,646	0.10%	0.10%	(0.08)%	—%
—	$49.18	11.62%	$735,283	0.10%	0.10%	(0.06)%	1%
—	$44.06	19.33%	$482,497	0.14%	0.10%	(0.06)%	1%
—	$36.93	8.31%	$291,716	0.20%	0.10%	(0.03)%	1%
—	$34.09	−4.11%	$150,015	0.20%	0.12%	(0.07)%	2%
—	$35.56	12.93%	$69,337	0.20%	0.20%	(0.14)%	1%

0.01	$25.41	1.53%	$19,056	0.79%	0.79%	(0.26)%	—%

0.00(h)	$35.24	2.53%	$505,627	0.89%	0.89%	(0.21)%	21%
—	$34.37	24.92%	$398,647	0.89%	0.89%	(0.13)%	26%
—	$27.52	10.11%	$207,761	0.89%	0.89%	(0.13)%	20%

—	$36.03	2.93%	$127,901	0.89%	0.89%	(0.88)%	—%
0.00(h)	$35.00	11.55%	$126,888	0.89%	0.89%	(0.89)%	—%
0.00(h)	$31.38	19.06%	$96,492	0.89%	0.89%	(0.88)%	—%
0.01	$26.35	7.04%	$78,378	0.89%	0.89%	(0.88)%	—%
0.02	$24.62	−4.08%	$33,856	0.89%	0.89%	(0.89)%	—%

—	$17.10	−1.79%	$71,805	0.47%	0.47%	5.84%	7%
—	$17.92	−1.44%	$83,333	0.47%	0.47%	5.56%	27%
—	$19.31	22.36%	$107,157	0.47%	0.47%	5.86%	33%
—	$16.73	−1.32%	$97,887	0.47%	0.47%	5.37%	28%
—	$17.90	−22.27%	$119,057	0.47%	0.47%	4.70%	46%
—	$24.22	5.97%	$222,794	0.47%	0.47%	4.70%	68%

The accompanying notes are an integral part of these financial statements.

179

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Small Cap Managed 10 Buffer ETF
4/30/2026(g)(k)	$24.75	0.04	0.74	0.78	(0.03)	—	—	(0.03)
Innovator U.S. Small Cap Managed Floor ETF
4/30/2026(g)	$28.24	0.10	1.89	1.99	(0.09)	—	—	(0.09)
10/31/2025	$25.48	0.18	2.77	2.95	(0.19)	—	—	(0.19)
10/31/2024(t)	$25.00	0.02	0.46	0.48	—	—	—	—
Innovator Uncapped Accelerated U.S. Equity ETF
4/30/2026(g)	$47.96	(0.18)	2.29	2.11	—	—	—	—
10/31/2025	$38.95	(0.32)	9.31	8.99	—	—	—	—
10/31/2024	$25.95	(0.27)	13.26	12.99	—	—	—	—
10/31/2023	$24.52	(0.21)	1.62	1.41	—	—	—	—
10/31/2022(u)	$26.88	(0.04)	(2.32)	(2.36)	—	—	—	—

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Unaudited.
(h)	Amount represents less than $0.005 per share.
(i)	Inception date of the Fund was March 7, 2022.
(j)	Inception date of the Fund was September 24, 2025.
(k)	Inception date of the Fund was February 23, 2026.
(l)	Inception date of the Fund was May 12, 2025.
(m)	Inception date of the Fund was November 8, 2022.
(n)	Inception date of the Fund was March 13, 2025.
(o)	Inception date of the Fund was November 16, 2022.
(p)	Inception date of the Fund was August 19, 2024.
(q)	Inception date of the Fund was November 19, 2025.
(r)	Inception date of the Fund was February 8, 2022.
(s)	Inception date of the Fund was January 24, 2024.
(t)	Inception date of the Fund was September 16, 2024.
(u)	Inception date of the Fund was August 10, 2022.
(v)
The ETF Transaction Fees Per Share presented in these financial statements reflects an updated NAV calculation as of October 31, 2025 due to U.S. GAAP adjustments for financial statement reporting purposes.

(w)
The Total Return presented in these financial statements reflects an updated NAV calculation as of October 31, 2025 due to U.S. GAAP adjustments for financial statement reporting purposes. The Total Return prior to these adjustments was (1.32)%.

(x)
The Total Return presented in these financial statements reflects an updated NAV calculation as of October 31, 2025 due to U.S. GAAP adjustments for financial statement reporting purposes. The Total Return prior to these adjustments was 0.19%.

The accompanying notes are an integral part of these financial statements.

180

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement / Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement / Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.00(h)	$25.50	3.14%	$7,650	0.79%	0.79%	0.95%	1%

0.01	$30.15	7.11%	$76,876	0.89%	0.89%	0.71%	29%
0.00(h)	$28.24	11.66%	$36,712	0.89%	0.89%	0.71%	32%
—	$25.48	1.92%	$3,822	0.89%	0.89%	0.55%	24%

—	$50.07	4.40%	$43,808	0.79%	0.79%	(0.78)%	—%
0.02	$47.96	23.11%	$47,956	0.79%	0.79%	(0.78)%	—%
0.01	$38.95	50.11%	$34,085	0.79%	0.79%	(0.78)%	—%
0.02	$25.95	5.85%	$15,570	0.79%	0.79%	(0.77)%	—%
0.00(h)	$24.52	−8.79%	$5,516	0.79%	0.79%	(0.78)%	—%

The accompanying notes are an integral part of these financial statements.

181

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)
1. ORGANIZATION
Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of multiple operational series, of which twenty-one are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Index/Fund(a)
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Deepwater Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator Equity Autocallable Income Strategy ETF	ACEI	September 24, 2025	S&P 500® Index
Innovator Equity Managed 10 Buffer ETF	XBFR	February 23, 2026	S&P 500® Index
Innovator Equity Managed 100 Buffer ETF	BFRZ	May 12, 2025	S&P 500® Index
Innovator Equity Managed Floor ETF	SFLR	November 8, 2022	S&P 500® Index
Innovator Equity Premium Income - Daily PutWrite ETF	SPUT	March 13, 2025	S&P 500® Index
Innovator Gradient Tactical Rotation Strategy ETF	IGTR	November 16, 2022	S&P Global Broad Market Index
Innovator Hedged Nasdaq-100 ETF	QHDG	August 19, 2024	Nasdaq-100 Index
Innovator Index Autocallable Income Strategy ETF	ACII	September 24, 2025	S&P 500® Index, Russell 2000 Index, Nasdaq-100 Index
Innovator International Developed Managed 10 Buffer ETF	IBFR	February 23, 2026	MSCI EAFE Index
Innovator International Developed Managed Floor ETF	IFLR	November 19, 2025	MSCI EAFE Index
Innovator Laddered Allocation Buffer ETF(b)	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Laddered Allocation Power Buffer ETF(c)	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Nasdaq-100 Managed 10 Buffer ETF	NBFR	February 23, 2026	Nasdaq-100 Index
Innovator Nasdaq-100 Managed Floor ETF	QFLR	January 24, 2024	Nasdaq-100 Index
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator U.S. Small Cap Managed 10 Buffer ETF	KBFR	February 23, 2026	Russell 2000 Index
Innovator U.S. Small Cap Managed Floor ETF	RFLR	September 16, 2024	Russell 2000 Index
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust

(a)	Each Fund individually seeks to track their respective index or Fund, before fees and expenses.
(b)
BUFB seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFB will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses).

(c)
BUFF seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFF will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses). Prior to August 11, 2020, BUFF sought investment results that generally corresponded, before fees and expenses, to the Lunt Capital U.S. Large Cap Equity Rotation Index.

182

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator Emerging Markets 10 Buffer ETF - Quarterly	EBUF	June 28, 2024	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Equity Defined Protection ETF - 1 Yr April	ZAPR	March 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr August	ZAUG	July 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr December	ZDEK	November 29, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr February	ZFEB	January 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr January	ZJAN	December 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr July	ZJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr June	ZJUN	May 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr March	ZMAR	February 28, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr May	ZMAY	April 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr November	ZNOV	October 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr October	ZOCT	September 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr September	ZSEP	August 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to April 2027	TAPR	March 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to April 2028	AAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to January 2027	TJAN	December 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to January 2028	AJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to July 2026	AJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to July 2027	TJUL	July 17, 2023	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to October 2026	AOCT	September 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to October 2027	TOCT	September 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	APOC	September 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	JAJL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - April	DDTA	March 31, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - December	DDTD	November 28, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - February	DDTF	January 30, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - January	DDTJ	December 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - July	DDTL	June 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - March	DDTM	February 27, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - May	DDTY	April 30, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - November	DDTN	October 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - October	DDTO	September 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - September	DDTS	August 29, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - April	DDFA	March 31, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - December	DDFD	November 28, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - February	DDFF	January 30, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - January	DDFJ	December 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - July	DDFL	June 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - March	DDFM	February 27, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - May	DDFY	April 30, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - November	DDFN	October 31, 2025	SPDR S&P 500® ETF Trust

183

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator Equity Dual Directional 15 Buffer ETF - October	DDFO	September 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - September	DDFS	August 29, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 5 Buffer ETF - Quarterly	DDSQ	December 31, 2025	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator Growth-100 Dual Directional 5 Buffer ETF - Quarterly	DDNQ	December 31, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - August	NAUG	July 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - December	NDEC	November 29, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - February	NFEB	January 31, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - June	NJUN	May 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - March	NMAR	February 28, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - May	NMAY	April 30, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - November	NNOV	October 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - September	NSEP	August 30, 2024	Invesco QQQ Trust
Innovator International Developed 10 Buffer ETF - Quarterly	IBUF	June 28, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - August	IAUG	July 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - December	IDEC	November 30, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - February	IFEB	January 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - June	IJUN	May 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - March	IMAR	February 29, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - May	IMAY	April 30, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - November	INOV	October 31, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - September	ISEP	August 31, 2023	iShares MSCI EAFE ETF
Innovator Nasdaq-100 10 Buffer ETF - Quarterly	QBUF	June 28, 2024	Invesco QQQ Trust
Innovator Premium Income 15 Buffer ETF - April	LAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - January	LJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - July	LJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - October	LOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 20 Barrier ETF - April	APRH	March 31, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - January	JANH	December 29, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - July	JULH	June 30, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - October	OCTH	September 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - April	APRJ	March 31, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - January	JANJ	December 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - July	JULJ	June 30, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - October	OCTJ	September 29, 2023	S&P 500® Index

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Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity 10 Buffer ETF - Quarterly	ZALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	EALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	RBUF	June 28, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - August	KAUG	July 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - December	KDEC	November 29, 2024	iShares Russell 2000 ETF

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Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Small Cap Power Buffer ETF - February	KFEB	January 31, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - June	KJUN	May 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - March	KMAR	February 28, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - May	KMAY	April 30, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - November	KNOV	October 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - September	KSEP	August 30, 2024	iShares Russell 2000 ETF
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly(d)	QBF	February 5, 2025	CBOE Bitcoin U.S. ETF Index

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. LOUP, BSTP, PSTP, SFLR, IGTR, QFLR, RFLR, SPUT, BFRZ, ACEI, ACII, IFLR, XBFR, IBFR, NBFR and KBFR list and principally trade their shares on NYSE Arca, Inc. (“NYSE”), EPRF, BUFF, BUFB and XUSP list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”). QHDG lists and principally trades its shares on Nasdaq Global Market (“Nasdaq”).
BSTP and PSTP employ a “step-up strategy” in which the sub-adviser will seek to opportunistically manage the respective Fund’s investment exposure by periodically terminating its FLEX Options investments earlier than its one-year expiration date and immediately reset the respective Fund’s options portfolio for a new one-year period. The “step-up strategy” seeks to help a Fund’s shareholder offset the timing risks inherent in owning an options package for one year. BSTP, PSTP and XUSP do not pursue a “defined outcome strategy” or seek to achieve the full one-year investment outcomes of the options portfolio held. Unlike other Innovator ETFs that utilize a defined outcome investment strategy, they do not seek to provide shareholders with a set buffer percentage and maximum upside potential over any specified time period.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.
Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Graham Day (Chief Investment Officer of the Adviser) who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Valuation: The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.
Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.
Common stocks, preferred stocks, exchange traded funds and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. If there is no sale or official closing price or such price is believed by the Valuation Designee to not represent fair value, equity securities will be valued at the valid closing bid price for

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long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the valuation procedures and consistent with applicable regulatory guidance.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, and other similar instruments are valued using a pricing service. Currency–, credit-, commodity- and equity-linked notes, and other similar instruments will be valued using broker quotes. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.
Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the midpoint of their most recent bid and asked price, if available, or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions. Over-the-counter (“OTC”) options are fair valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.
If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

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Fair Valuation Measurement: FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Funds’ investments under the fair value hierarchy as of April 30, 2026:
Innovator Buffer Step-Up Strategy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$61,101,328	$—	$61,101,328
Total Investments	$—	$61,101,328	$—	$61,101,328
Liabilities:
Investments:
Written Options	$—	$(2,906,354)	$—	$(2,906,354)
Total Investments	$—	$(2,906,354)	$—	$(2,906,354)

Innovator Deepwater Frontier Tech ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$176,243,745	$—	$—	$176,243,745
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	14,576,873
Total Investments	$176,243,745	$—	$—	$190,820,618

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Innovator Equity Autocallable Income Strategy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$36,073,207	$—	$—	$36,073,207
Total Investments	$36,073,207	$—	$—	$36,073,207
Other Financial Instruments:
Swaps(b)	$—	$360,269	$—	$360,269
Total Other Financial Instruments	$—	$360,269	$—	$360,269
Liabilities:
Other Financial Instruments:
Swaps(b)	$—	$(99,477)	$—	$(99,477)
Total Other Financial Instruments	$—	$(99,477)	$—	$(99,477)

Innovator Equity Managed 10 Buffer ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$25,460,586	$—	$—	$25,460,586
Purchased Options	—	649,774	—	649,774
Real Estate Investment Trusts	514,809	—	—	514,809
Rights	—	6	—	6
Total Investments	$25,975,395	$649,780	$—	$26,625,175
Liabilities:
Investments:
Written Options	$(342,183)	$(32,340)	$—	$(374,523)
Total Investments	$(342,183)	$(32,340)	$—	$(374,523)

Innovator Equity Managed 100 Buffer ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$116,454,164	$—	$—	$116,454,164
Purchased Options	5,376,505	—	—	5,376,505
Real Estate Investment Trusts	1,850,031	—	—	1,850,031
Rights	—	16	—	16
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	4,524,832
Total Investments	$118,304,195	$5,376,521	$—	$128,205,548
Liabilities:
Investments:
Written Options	$(146,810)	$—	$—	$(146,810)
Total Investments	$(146,810)	$—	$—	$(146,810)

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Innovator Equity Managed Floor ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,597,105,697	$—	$—	$1,597,105,697
Real Estate Investment Trusts	24,994,329	—	—	24,994,329
Purchased Options	—	19,829,664	—	19,829,664
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	40,185,523
Total Investments	$1,622,100,026	$19,829,664	$—	$1,682,115,213
Liabilities:
Investments:
Written Options	$(2,014,810)	$—	$—	$(2,014,810)
Total Investments	$(2,014,810)	$—	$—	$(2,014,810)

Innovator Equity Premium Income - Daily PutWrite ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$6,934,269	$—	$—	$6,934,269
Real Estate Investment Trusts	119,412	—	—	119,412
Rights	—	0(d)	—	0(d)
U.S. Treasury Bills	6,842,639	—	—	6,842,639
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	379,857
Total Investments	$13,896,320	$0(d)	$—	$14,276,177
Liabilities:
Investments:
Written Options	$(1,728)	$—	$—	$(1,728)
Total Investments	$(1,728)	$—	$—	$(1,728)

Innovator Gradient Tactical Rotation Strategy ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$52,141,624	$—	$—	$52,141,624
Real Estate Investment Trusts	1,107,097	—	—	1,107,097
Closed-End Funds	846,315	—	—	846,315
Total Investments	$54,095,036	$—	$—	$54,095,036

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Innovator Hedged Nasdaq-100 ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,256,760	$—	$—	$3,256,760
Purchased Options	—	10,361	—	10,361
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	37,073
Total Investments	$3,256,760	$10,361	$—	$3,304,194
Liabilities:
Investments:
Written Options	$—	$(296,170)	$—	$(296,170)
Total Investments	$—	$(296,170)	$—	$(296,170)

Innovator Index Autocallable Income Strategy ETF

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Bills	$81,463,413	$—	$—	$81,463,413
Total Investments	$81,463,413	$—	$—	$81,463,413
Other Financial Instruments:
Swaps(b)	$—	$328,284	$—	$328,284
Total Other Financial Instruments	$—	$328,284	$—	$328,284

Innovator International Developed Managed 10 Buffer ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$13,577,642	$—	$—	$13,577,642
Purchased Options	—	780,504	—	780,504
Real Estate Investment Trusts	155,195	—	—	155,195
Total Investments	$13,732,837	$780,504	$—	$14,513,341
Liabilities:
Investments:
Written Options	$—	$(336,819)	$—	$(336,819)
Total Investments	$—	$(336,819)	$—	$(336,819)

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Innovator International Developed Managed Floor ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$58,676,605	$—	$—	$58,676,605
Purchased Options	—	879,815	—	879,815
Real Estate Investment Trusts	581,747	—	—	581,747
Total Investments	$59,258,352	$879,815	$—	$60,138,167
Liabilities:
Investments:
Written Options	$—	$(75,416)	$—	$(75,416)
Total Investments	$—	$(75,416)	$—	$(75,416)

Innovator Laddered Allocation Buffer ETF

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$285,807,796	$—	$—	$285,807,796
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,700
Total Investments	$285,807,796	$—	$—	$285,813,496

Innovator Laddered Allocation Power Buffer ETF

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$840,894,135	$—	$—	$840,894,135
Total Investments	$840,894,135	$—	$—	$840,894,135

Innovator Nasdaq-100 Managed 10 Buffer ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$18,797,642	$—	$—	$18,797,642
Purchased Options	—	467,960	—	467,960
Total Investments	$18,797,642	$467,960	$—	$19,265,602
Liabilities:
Investments:
Written Options	$(71,360)	$(260,780)	$—	$(332,140)
Total Investments	$(71,360)	$(260,780)	$—	$(332,140)

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Innovator Nasdaq-100 Managed Floor ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$490,176,032	$—	$—	$490,176,032
Purchased Options	7,188,027	—	—	7,188,027
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	13,090,991
Total Investments	$490,176,032	$7,188,027	$—	$510,455,050
Liabilities:
Investments:
Written Options	$(1,799,610)	$—	$—	$(1,799,610)
Total Investments	$(1,799,610)	$—	$—	$(1,799,610)

Innovator Power Buffer Step-Up Strategy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$134,082,333	$—	$134,082,333
Total Investments	$—	$134,082,333	$—	$134,082,333
Liabilities:
Investments:
Written Options	$—	$(6,513,969)	$—	$(6,513,969)
Total Investments	$—	$(6,513,969)	$—	$(6,513,969)

Innovator S&P Investment Grade Preferred ETF

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$—	$54,748,206	$—	$54,748,206
Convertible Preferred Stocks	—	8,852,352	—	8,852,352
Real Estate Investment Trusts - Preferred	—	8,167,592	—	8,167,592
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,910,996
Total Investments	$—	$71,768,150	$—	$75,679,146

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INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Small Cap Managed 10 Buffer ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$6,966,623	$—	$—	$6,966,623
Real Estate Investment Trusts	460,427	—	—	460,427
Purchased Options	—	252,996	—	252,996
Total Investments	$7,427,050	$252,996	$—	$7,680,046
Liabilities:
Investments:
Written Options	$(8,843)	$(127,278)	$—	$(136,121)
Total Investments	$(8,843)	$(127,278)	$—	$(136,121)

Innovator U.S. Small Cap Managed Floor ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$70,324,590	$—	$—	$70,324,590
Real Estate Investment Trusts	4,632,930	—	—	4,632,930
Purchased Options	—	955,858	—	955,858
Rights	—	—	819	819
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	8,277,441
Total Investments	$74,957,520	$955,858	$819	$84,191,638
Liabilities:
Investments:
Written Options	$(86,753)	$—	$—	$(86,753)
Total Investments	$(86,753)	$—	$—	$(86,753)

Innovator Uncapped Accelerated U.S. Equity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$49,154,201	$—	$49,154,201
Total Investments	$—	$49,154,201	$—	$49,154,201
Liabilities:
Investments:
Written Options	$—	$(5,441,520)	$—	$(5,441,520)
Total Investments	$—	$(5,441,520)	$—	$(5,441,520)

(a)
In accordance with ASC 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedules of Investments.

(b)	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of April 30, 2026.

194

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Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
See the Schedules of Investments for the investments detailed by industry classification.
The following is a reconciliation of Level 3 assets in RFLR for which significant unobservable inputs were used to determine fair value:
RFLR

Rights
Balance as of October 31, 2025	$—
Accrued Accretion/Amortization	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	819
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of April 30, 2026	$819
Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at April 30, 2026:	$819

Option Contracts: In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).
BSTP, PSTP and XUSP invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.
BSTP, PSTP and XUSP will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.
When BSTP, PSTP and XUSP purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
When BSTP, PSTP and XUSP write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. BSTP, PSTP and XUSP, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

195

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
All of the FLEX Option contracts held by BSTP, PSTP and XUSP are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.
BSTP, PSTP and XUSP bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.
Swap Contracts: In general, a swap contract is an agreement between two parties to exchange a sequence of cash flows or liabilities for a predetermined period, with each respective party taking on either fixed or variable rate risk on market conditions.
ACEI seeks to invest primarily in OTC swap agreements, each seeking to replicate the defined return characteristics of an autocallable note. Each autocallable instrument in which the Fund invests is designed to provide the following investment profile:
•
Periodic Income Payments: Potential for periodic income payments at defined times over the duration of each autocallable instrument, contingent on the performance of the underlying common stocks (each a “Reference Asset”).

•
Potential to Limit Downside Losses: No participation in the losses of a reference asset unless the losses of such reference asset exceed a pre-determined investment barrier, in which case the Fund will experience the losses of such reference asset over the duration the autocallable instrument on a one-to-one basis, offset by any income payments received.

ACII seeks to invest primarily in OTC swap agreements, each seeking to replicate the defined return characteristics of an autocallable note. Each autocallable instrument in which the Fund invests is designed to provide the following investment profile:
•
Periodic Income Payments: Potential for periodic income payments at defined times over the duration of each autocallable instrument, contingent on the performance of the worst-performing index amongst the S&P 500 Index, Russell 2000 Index and the Nasdaq-100 Index (each, a “Market Index” and collectively, the “Market Indices”).

•
Potential to Limit Downside Losses: No participation in the losses of any of the Market Indices unless the losses of the worst-performing Market Index exceed a pre-determined investment barrier, in which case the Fund will experience the entirety of the losses of the worst-performing Market Index over the duration the autocallable Instrument on a one-to-one basis, offset by any income payments received.

Such OTC swap agreements are complex instruments that have multiple components impacting the value of the swaps. The reference asset or indices, knock-in/knock-out provisions and maturity dates are all inputs to the swap value.
Both ACEI and ACII’s barrier levels will be approximately 70% of the common stocks or indices linked to the applicable reference entity. The performance of a given autocallable instrument is evaluated at one of three categories of measurement dates: Coupon Observation Dates, Call Observation Dates and the Maturity Date. Below is a sample payout structure of swap agreements of an autocallable note (each an “Autocallable Instrument”).

196

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

Evaluation Timing	Reference Asset Value	Payout
(a)Coupon Observation Date Evaluation	Greater than the Coupon Barrier Level
The Coupon Payment is made by the counterparty, and the Autocallable Instrument continues in existence. The Fund does not participate in any gains or losses of the Reference Asset (ACEI) or worst performing market index (ACII).

Less than the Coupon Barrier Level
The Coupon Payment is not made by the counterparty, but the Autocallable Instrument continues in existence. The Fund does not participate in any losses of the Reference Asset (ACEI) or worst performing market index (ACII).

(b)Call Observation Date Evaluation	Greater than the Autocallable Level	The Autocallable Instrument is automatically terminated. The Fund does not participate in any gains of the Reference Asset (ACEI) or worst performing market index (ACII).
	Less than the Autocallable Level	The Autocallable Instrument continues in existence. The Fund does not participate in any losses of the Reference Asset (ACEI) or worst performing market index (ACII).
(c)Maturity Date Evaluation	Greater than the Maturity Barrier Level
The Autocallable Instrument returns the principal amount invested. The Fund experiences no gains or losses of the Reference Asset (ACEI) or worst performing market index (ACII) over the duration of the instrument. The gains experienced by the Fund are the cumulative Coupon Payments received.

Less than the Maturity Barrier Level
The Autocallable Instrument returns the principal amount invested, minus the entirety of the percentage of losses of the Reference Asset (ACEI) or worst performing market index (ACII) over the duration of the instrument. The losses experienced are equal to the losses of Reference Asset, offset by the cumulative Coupon Payments received.

(a)
Periodic dates (i.e., monthly) through the life of the Autocallable Instrument on which each Market Index is measured to evaluate the worst performing Market Index against the coupon threshold to determine whether the Coupon Payment is made during a given month.

(b)
Periodic dates (i.e., quarterly) through the life of the Autocallable Instrument on which the Reference Asset is measured to evaluate the Reference Asset against the Autocallable Level (if within the callable period).

(c)	Date on which the Autocallable Instrument expires, and amounts are paid out by the parties.
The Autocallable Instruments utilized by ACEI and ACII will be evaluated on a particular Coupon Observation Date, Call Observation Date and/or Maturity Date based on the performance of the Reference Asset of the specific Autocallable Instrument. The Fund anticipates making periodic distributions from the Autocallable Instruments, which will only make Coupon Payments if the Coupon Barrier has not been met or exceeded by the Reference Asset. It is anticipated that the coupon threshold for the Autocallable Instruments will be approximately 70% of the Autocallable Level and the maturity threshold for the Autocallable Instruments will be approximately 70% of the Autocallable Level.

197

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2026 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BSTP	$61,101,328	$ 2,906,354
XBFR	649,774	374,523
BFRZ	5,376,505	146,810
SFLR	19,829,664	2,014,810
SPUT	—	1,728
QHDG	10,361	296,170
IBFR	780,504	336,819
IFLR	879,815	75,416
NBFR	467,960	332,140
QFLR	7,188,027	1,799,610
PSTP	134,082,333	6,513,969
KBFR	252,996	136,121
RFLR	955,858	86,753
XUSP	49,154,201	5,441,520

Equity Risk(a) - Swap Contracts
	Asset Derivatives as of April 30, 2026		Liability Derivatives as of April 30, 2026
	Statement of Assets and Liabilities	Value	Statement of Assets and Liabilities	Value
ACEI	Unrealized appreciation on swap contracts	$ 360,269	Unrealized depreciation on swap contracts	$ 99,477
ACII	Unrealized appreciation on swap contracts	328,284	Unrealized depreciation on swap contracts	—

(a)	Interest Rate Swap contracts as designated on the Schedules of Investments are classified as equity risk due to the underlining exposure to equity positions.
The effect of derivative instruments on the Statements of Operations for the year or period ended April 30, 2026:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased options(a)	Purchased options in-kind(b)	Options written	Options written in-kind(b)
BSTP	$(3,183,927)	$6,907,279	$(1,645,782)	$ 1,288,323
XBFR	48,511	—	(805,808)	—
BFRZ	(1,707,233)	—	(2,758,823)	—
SFLR	(13,109,380)	—	(36,587,591)	—
SPUT	—	—	163,953	—
QHDG	(95,909)	9,479	73,516	50,175
IBFR	59,477	—	(131,270)	—
IFLR	(82,223)	—	(1,526,981)	—
NBFR	44,337	—	(960,252)	—
QFLR	(5,792,931)	—	(18,160,597)	—
PSTP	(6,295,155)	12,675,161	(4,867,419)	2,935,874

198

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased options(a)	Purchased options in-kind(b)	Options written	Options written in-kind(b)
KBFR	$27,925	$—	$(215,702)	$—
RFLR	(571,461)	—	(2,200,387)	—
XUSP	1,028,671	3,805,821	(1,420,418)	609,581

(a)	Amount is included in realized gain/(loss) on investments on the Statements of Operations.
(b)	Amount is included in realized gain/(loss) in-kind on the Statements of Operations.

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased options(c)	Options written
BSTP	$(1,091,402)	$351,378
XBFR	(641,607)	381,156
BFRZ	(3,234,675)	187,867
SFLR	(13,141,926)	2,686,483
SPUT	—	(71)
QHDG	(38,121)	(172,574)
IBFR	(44,737)	31,711
IFLR	(429,622)	156,450
NBFR	(531,806)	295,851
QFLR	(4,630,918)	1,104,622
PSTP	(939)	(1,073)
KBFR	(246,377)	160,202
RFLR	(884,722)	140,164
XUSP	(4,171,205)	1,014,472

(c)	Amount is included in the change in unrealized appreciation/(depreciation) on investments on the Statements of Operations.

	Equity Risk(a) - Swap Contracts
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
ACEI	Realized and Unrealized Gain (Loss) on Swaps	$248,429	$ 306,606
ACII	Realized and Unrealized Gain (Loss) on Swaps	1,014,467	340,786

(a)	Interest Rate Swap contracts as designated on the SOI are classified as equity risk due to the underlining exposure to equity positions.

199

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
The average volume of derivative activity during the year or period ended April 30, 2026, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BSTP	$59,085,893	$ (2,421,030)
XBFR	584,576	(334,229)
BFRZ	5,728,395	(180,804)
SFLR	23,645,180	(2,765,790)
SPUT	—	(1,349)
QHDG	40,740	(85,926)
IBFR	484,578	(243,362)
IFLR	566,303	(134,513)
NBFR	481,506	(299,762)
QFLR	9,943,537	(1,060,394)
PSTP	132,444,890	(5,343,626)
KBFR	368,462	(201,156)
RFLR	978,143	(169,303)
XUSP	50,780,485	(5,301,960)

		Average Notional Amount
ACEI	Swaps Purchased	$ 24,166,667
ACII	Swaps Purchased	35,416,600

Use of Estimates: In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Guarantees and Indemnifications: In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.
Tax Information: The Funds are treated as separate entities for federal income tax purposes. The Funds have elected and intend to qualify annually as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute all of their net investment income and capital gains to shareholders.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2026, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”)

200

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Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2026, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share. For the year or period ended October 31, 2025, the Funds made the following permanent book-to-tax reclassifications primarily related to net operating loss forfeitures and redemptions in kind:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
BSTP	$(8,324,040)	$8,324,040
LOUP	(5,537,575)	5,537,575
ACEI	—	—
BFRZ	(197,439)	197,439
SFLR	(36,950,425)	36,950,425
SPUT	12,898	(12,898)
IGTR	(1,114,657)	1,114,657
QHDG	(1,858,003)	1,858,003
ACII	—	—
BUFB	(8,431,951)	8,431,951
BUFF	(38,670,720)	38,670,720
QFLR	(13,730,589)	13,730,589
PSTP	(15,565,147)	15,565,147
EPRF	51,289	(51,289)
RFLR	(201,913)	201,913
XUSP	(2,740,688)	2,740,688

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. BUFF, LOUP, BUFB, BSTP, PSTP, XUSP, IGTR and QHDG intend to pay out dividends from their net investment income, if any, annually. EPRF, SPUT, ACEI, and ACII, along with SFLR, QFLR, RFLR, BFRZ, IFLR, XBFR, IBFR, NBFR and KBFR intend to pay out dividends from its net investment income, if any, monthly and quarterly, respectively. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.
Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income, if any, is recognized on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.
Distributions received from investments in master limited partnerships (“MLPs”), closed-end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, closed-end fund, REIT or royalty trust and other industry sources. These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are

201

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Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
concluded, as the actual character of these distributions is not known until after the fiscal year end. The distributions received from MLPs, REITs, closed-end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.
Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
3. INVESTMENT ADVISOR AND OTHER AFFILIATES
Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day-to-day management of the Funds.
Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund. During the term of the Advisory Agreement, the Adviser pays all expenses of the respective Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

	Management/ Unitary Fee Rate	Sub-Adviser
BSTP	0.89%	Milliman
LOUP	0.70%	Penserra/Deepwater
ACEI	0.79%	Milliman
XBFR	0.79%	Parametric
BFRZ	0.89%	Parametric
SFLR	0.89%	Parametric
SPUT	0.79%	Milliman
IGTR	0.80%	Penserra/Gradient
QHDG	0.79%	Milliman
ACII	0.79%	Milliman
IBFR	0.85%	Parametric
IFLR	0.89%	Parametric
BUFB	0.10%	Penserra
BUFF	0.10%	Penserra
NBFR	0.79%	Parametric
QFLR	0.89%	Parametric
PSTP	0.89%	Milliman
EPRF	0.47%	Penserra
KBFR	0.79%	Parametric
RFLR	0.89%	Parametric
XUSP	0.79%	Milliman

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INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Penserra Capital Management, LLC (“Penserra”), Milliman Financial Risk Management, LLC (“Milliman”), Parametric Portfolio Associates (“Parametric”), Gradient Investments, LLC (“Gradient”), and Deepwater Asset Management, LLC (“Deepwater”) (collectively the “Sub-Advisers”) act as sub-adviser to the Funds pursuant to sub-advisory agreements between the Adviser and respective Sub-Adviser with respect to the Funds (“Sub-Advisory Agreements”) and, pursuant to the Sub-Advisory Agreements, are responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Advisers are responsible for the day-to-day management of the Fund’s portfolios. Pursuant to the Sub-Advisory Agreements between the Adviser and the respective Sub-Adviser, the Adviser pays the Sub-Advisers a fee, based on the Funds’ average daily net assets, for the services and facilities they provide payable on a monthly basis.
Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by Goldman.
4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
BSTP	$ —	$—	$ —	$—
LOUP	—	135,849,685	—	111,278,116
ACEI	—	—	—	—
XBFR	—	150,208	—	937,869
BFRZ	—	11,447,433	—	17,064,743
SFLR	—	216,652,576	—	257,667,656
SPUT	—	159,373	—	1,837,906
IGTR	—	156,396,043	—	158,059,944
QHDG	—	630,601	—	578,384
ACII	—	—	—	—
IBFR	—	407,620	—	180,651
IFLR	—	1,481,200	—	2,761,775
BUFB	—	1,215,711	—	1,207,688
BUFF	—	2,664,187	—	2,645,956
NBFR	—	137,097	—	1,021,984
QFLR	—	92,088,729	—	123,637,375
PSTP	—	—	—	—
EPRF	—	5,221,032	—	5,333,442
KBFR	—	287,483	—	434,209
RFLR	—	14,952,823	—	17,032,525
XUSP	—	—	—	—

For the period ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
BSTP	$—	$ 186,006,751
LOUP	35,618,143	49,034,159
ACEI	—	—
XBFR	25,119,161	—
BFRZ	61,117,011	12,439,782

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Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	In-Kind Creations	In-Kind Redemptions
SFLR	$415,575,721	$20,669,654
SPUT	2,653,961	—
IGTR	—	6,511,173
QHDG	710,169	1,520,183
ACII	—	—
IBFR	13,590,788	—
IFLR	59,261,916	—
BUFB	66,305,774	28,903,708
BUFF	109,886,301	41,908,751
NBFR	18,175,561	—
QFLR	111,480,477	21,048,881
PSTP	—	423,058,377
EPRF	3,414,410	11,424,789
KBFR	7,113,159	—
RFLR	36,548,708	1,420,579
XUSP	—	76,825,462

Net capital gains or losses resulting from in-kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.
5. CREATION AND REDEMPTION TRANSACTIONS
There are an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the applicable Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.
The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed for cash or in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
6. SECURITIES LENDING
The Funds, excluding BSTP, PSTP, XUSP, ACEI, ACII, IFLR, XBFR, IBFR, NBFR and KBFR, may lend up to 33 1∕3% of the value of the securities in their respective portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the Funds’ custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or

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Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. Mount Vernon has an overnight and continuous maturity. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. In the event of a borrower’s material default, the Agent shall take all actions the Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Agents’ expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations.
As of April 30, 2026, the values of the securities on loan, cash collateral received, and fees and interest were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
LOUP	$ 14,584,009	$ 14,576,873	$ 48,727
BFRZ	4,451,601	4,524,832	6,574
SFLR	40,281,213	40,185,523	47,414
SPUT	378,539	379,857	494
IGTR	—	—	1,457
QHDG	36,795	37,073	132
BUFB	5,611	5,700	25,819
BUFF	—	—	59,321
QFLR	13,038,888	13,090,991	14,144
EPRF	3,896,215	3,910,996	19,364
RFLR	8,353,756	8,277,441	22,099

Due to the absence of a master netting agreement related to the applicable Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
7. FEDERAL INCOME TAX INFORMATION
At October 31, 2025, the cost of investments including options written and net unrealized appreciation/ (depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BSTP	$56,258,570	$1,482,022	$(749,904)	$732,118
LOUP	131,536,057	53,315,946	(4,944,377)	48,371,569
ACEI	4,331,004	1,039	—	1,039
BFRZ	72,421,412	6,507,694	(1,507,169)	5,000,525
SFLR	1,055,892,620	210,450,649	(30,819,447)	179,631,202
SPUT	8,173,254	798,213	(141,065)	657,148
IGTR	54,887,536	7,893,195	(1,541,585)	6,351,610
QHDG	3,447,562	800,306	(237,663)	562,643
ACII	3,697,305	902	—	902
BUFB	197,879,864	38,542,812	(125,218)	38,417,594

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Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BUFF	$648,316,429	$93,001,609	$(228,132)	$92,773,477
QFLR	316,736,677	100,999,157	(9,842,327)	91,156,830
PSTP	126,559,044	—	(15,320)	(15,320)
EPRF	96,742,211	551,226	(11,437,106)	(10,885,880)
RFLR	34,736,983	4,653,733	(2,029,080)	2,624,653
XUSP	41,856,246	9,195,010	(3,204,318)	5,990,692

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals, investments in PFICs, tax treatment of derivatives, and partnership investments.
As of October 31, 2025 the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Distributions Payable	Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings (Accumulated Deficit)
BSTP	$(4,014,097)	$ —	$—	$732,118	$(3,281,979)
LOUP	(24,667,658)	—	—	48,371,569	23,703,911
ACEI	(32,533)	—	—	1,039	(31,494)
BFRZ	(2,169,043)	—	—	5,000,525	2,831,482
SFLR	(56,668,110)	—	—	179,631,202	122,963,092
SPUT	(106,978)	—	—	657,148	550,170
IGTR	(37,213,435)	—	220,264	6,351,610	(30,641,561)
QHDG	(1,133,047)	—	—	562,643	(570,404)
ACII	(394)	—	—	902	508
BUFB	(194,619)	—	—	38,417,594	38,222,975
BUFF	(39,310,744)	—	—	92,773,477	53,462,733
QFLR	(32,328,610)	—	—	91,156,830	58,828,220
PSTP	(4,637,942)	—	—	(15,320)	(4,653,262)
EPRF	(36,173,179)	(395,250)	—	(10,885,880)	(47,454,309)
RFLR	(351,421)	—	—	2,624,653	2,273,232
XUSP	(6,739,173)	—	—	5,990,692	(748,481)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year.
At October 31, 2025, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
BSTP	$445,444
LOUP	783,023
ACEI	32,533
BFRZ	—
SFLR	—
SPUT	—
IGTR	—

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INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

Late Year Ordinary Losses
QHDG	$20,666
ACII	394
BUFB	194,619
BUFF	727,610
QFLR	716,443
PSTP	832,621
EPRF	—
RFLR	—
XUSP	291,055

At October 31, 2025, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
BSTP	$3,568,653	$—
LOUP	13,822,723	10,008,554
ACEI	—	—
BFRZ	900,503	1,268,540
SFLR	41,441,308	15,226,801
SPUT	103,367	3,610
IGTR	37,218,723	—
QHDG	1,110,883	1,498
ACII	—	—
BUFB	—	—
BUFF	38,583,134	—
QFLR	25,061,548	6,550,619
PSTP	3,805,321	—
EPRF	8,893,904	27,279,275
RFLR	351,421	—
XUSP	6,448,118	—

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2025, the following capital loss carryforwards available were utilized:

Capital Loss Carryforwards Utilized
LOUP	$7,448,672
BUFF	4,152

All other Funds did not utilize capital loss carryforwards during the current tax year ended October 31, 2025.

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Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
The tax character of the distributions paid by the Funds during the fiscal years or period ended October 31, 2025 and October 31, 2024 were as follows:

	2025 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
BFRZ	$41,992	$—	$—	$41,992
SFLR	3,281,913	—	—	3,281,913
SPUT	261,532	—	—	261,532
IGTR	3,057,771	—	—	3,057,771
QHDG	1,906	—	—	1,906
QFLR	75,430	—	—	75,430
EPRF	5,472,234	—	—	5,472,234
RFLR	128,540	—	—	128,540

	2024 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
SFLR	$1,280,701	$448,389	$—	$1,729,090
IGTR	1,616,420	—	—	1,616,420
QFLR	—	—	28,037	28,037
EPRF	6,351,047	—	—	6,351,047

All other Funds did not pay any distributions during the fiscal years ended October 31, 2025 and October 31, 2024.

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Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
8. TRANSACTIONS WITH AFFILITATES
BUFB and BUFF had the following transactions during the period ended April 30, 2026 with affiliated companies:
BUFB

					Period Ended April 30, 2026
Security Name	Value as of November 1, 2025	Purchases	Sales	Value as of April 30, 2026	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Buffer ETF - January	$19,467,862	$5,569,464	$2,490,013	$23,942,885	417,624	$ —	$737,412	$658,160
Innovator U.S. Equity Buffer ETF - February	19,488,164	5,575,920	2,525,113	24,002,592	467,978	—	708,135	755,486
Innovator U.S. Equity Buffer ETF - March	19,397,792	5,554,478	2,632,528	23,861,002	425,254	—	716,306	824,954
Innovator U.S. Equity Buffer ETF - April	19,279,879	5,557,828	3,144,902	23,749,615	455,964	—	601,945	1,454,865
Innovator U.S. Equity Buffer ETF - May	19,283,405	5,497,356	2,438,252	23,243,087	503,315	—	658,748	241,830
Innovator U.S. Equity Buffer ETF - June	19,354,115	5,510,655	2,410,149	23,516,950	484,486	—	642,332	419,997
Innovator U.S. Equity Buffer ETF - July	19,454,533	5,593,956	2,408,059	23,761,205	449,342	—	734,771	386,004
Innovator U.S. Equity Buffer ETF - August	19,468,211	5,678,826	2,406,400	23,838,580	457,291	—	778,888	319,055
Innovator U.S. Equity Buffer ETF - September	19,434,158	5,705,575	2,405,324	23,846,378	464,570	—	718,516	393,453
Innovator U.S. Equity Buffer ETF - October	19,469,720	5,781,468	2,408,964	23,968,311	465,181	—	619,973	506,114
Innovator U.S. Equity Buffer ETF - November	19,438,002	5,922,165	2,404,312	24,070,426	518,424	—	568,946	545,625
Innovator U.S. Equity Buffer ETF - December	19,657,217	5,573,769	2,437,381	24,006,765	464,797	—	643,642	569,518
Total				$285,807,796		$—	$8,129,614	$7,075,061

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Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
BUFF

					Period Ended April 30, 2026
Security Name	Value as of November 1, 2025	Purchases	Sales	Value as of April 30, 2026	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Power Buffer ETF - January	$61,126,480	$9,389,174	$3,488,339	$70,314,378	1,449,781	$ —	$912,024	$2,375,039
Innovator U.S. Equity Power Buffer ETF - February	61,259,751	9,187,647	3,555,774	70,332,518	1,667,833	—	876,399	2,564,495
Innovator U.S. Equity Power Buffer ETF - March	61,169,349	9,195,759	3,937,785	70,194,424	1,498,600	—	890,880	2,876,221
Innovator U.S. Equity Power Buffer ETF - April	61,026,637	9,195,571	5,263,236	69,944,254	1,682,161	—	829,583	4,155,699
Innovator U.S. Equity Power Buffer ETF - May	60,980,433	9,146,919	3,695,714	68,853,704	1,698,414	—	858,848	1,563,218
Innovator U.S. Equity Power Buffer ETF - June	61,117,453	9,140,690	3,566,964	69,367,603	1,608,692	—	845,704	1,830,720
Innovator U.S. Equity Power Buffer ETF - July	61,203,151	9,244,876	3,492,533	69,886,161	1,457,176	—	1,009,118	1,921,549
Innovator U.S. Equity Power Buffer ETF - August	61,209,706	9,402,815	3,487,446	70,067,295	1,567,501	—	999,823	1,942,397
Innovator U.S. Equity Power Buffer ETF - September	61,201,008	9,512,552	3,485,889	70,099,933	1,553,289	—	933,679	1,938,583
Innovator U.S. Equity Power Buffer ETF - October	61,411,544	9,665,765	3,485,349	70,456,353	1,552,586	—	830,405	2,033,988
Innovator U.S. Equity Power Buffer ETF - November	61,089,900	10,253,775	3,462,499	70,770,256	1,634,417	—	728,719	2,160,361
Innovator U.S. Equity Power Buffer ETF - December	61,494,494	9,214,892	3,633,181	70,607,256	1,572,895	—	893,139	2,637,912
Total				$840,894,135		$—	$10,608,321	$28,000,182

9. SUBSEQUENT EVENTS
On June 17, 2026, upon the resignation of Cohen & Company, Ltd. (“Cohen”), the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
At a meeting held on June 15-17, 2026, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees (the “Board”) of the Innovator ETFs Trust (the “Trust”) approved a proposal to liquidate the Innovator Gradient Tactical Rotation Strategy ETF and Innovator Hedged Nasdaq-100 ETF (each, a “Fund”), each a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of each Fund and its shareholders to liquidate each Fund. The Funds will be liquidated on or about July 17, 2026, each pursuant to a Plan of Liquidation approved by the Board. The liquidation dates may be changed without notice at the discretion of the Trust’s officers.
Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued and has determined there were no other subsequent events requiring recognition or disclosure in the financial statements.

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator Buffer Step-Up Strategy ETF
Innovator Deepwater Frontier Tech ETF
Innovator Equity Autocallable Income Strategy ETF
Innovator Equity Managed 10 Buffer ETF
Innovator Equity Managed 100 Buffer ETF
Innovator Equity Managed Floor ETF
Innovator Equity Premium Income - Daily PutWrite ETF
Innovator Gradient Tactical Rotation Strategy ETF
Innovator Hedged Nasdaq-100 ETF
Innovator Index Autocallable Income Strategy ETF
Innovator International Developed Managed 10 Buffer ETF
Innovator International Developed Managed Floor ETF
Innovator Laddered Allocation Buffer ETF
Innovator Laddered Allocation Power Buffer ETF
Innovator Nasdaq-100 Managed 10 Buffer ETF
Innovator Nasdaq-100 Managed Floor ETF
Innovator Power Buffer Step-Up Strategy ETF
Innovator S&P Investment Grade Preferred ETF
Innovator U.S. Small Cap Managed 10 Buffer ETF
Innovator U.S. Small Cap Managed Floor ETF
Innovator Uncapped Accelerated U.S. Equity ETF
At a quarterly Board meeting held on December 8, 2025, the Trust’s Board considered approval of the new Advisory Agreement (the “New Advisory Agreement”) with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Buffer Step-Up Strategy ETF, Innovator Deepwater Frontier Tech ETF, Innovator Equity Autocallable Income Strategy ETF, Innovator Equity Managed 10 Buffer ETF, Innovator Equity Managed 100 Buffer ETF, Innovator Equity Managed Floor ETF, Innovator Equity Premium Income - Daily PutWrite ETF, Innovator Gradient Tactical Rotation Strategy ETF, Innovator Hedged Nasdaq-100 ETF, Innovator Index Autocallable Income Strategy ETF, Innovator International Developed Managed 10 Buffer ETF, Innovator International Developed Managed Floor ETF, Innovator Laddered Allocation Buffer ETF, Innovator Laddered Allocation Power Buffer ETF, Innovator Nasdaq-100 Managed 10 Buffer ETF, Innovator Nasdaq-100 Managed Floor ETF, Innovator Power Buffer Step-Up Strategy ETF, Innovator S&P Investment Grade Preferred ETF, Innovator U.S. Small Cap Managed 10 Buffer ETF, Innovator U.S. Small Cap Managed Floor ETF, and Innovator Uncapped Accelerated U.S. Equity ETF (the “Funds”), and the new Sub-Advisory Agreements (the “New Sub-Advisory Agreements,” and together with the New Advisory Agreement, the “New Agreements”) among the Trust, on behalf of the Funds, the Adviser, Penserra Capital Management LLC (“Penserra”), Milliman Financial Risk Management LLC (“Milliman”), Gradient Investments, LLC (“Gradient”), Deepwater Assset Management, LLC (“Deepwater”), and Parametric Portfolio Associates (“Parametric”) (collectively the “Sub–Advisers”), each for an initial two-year term. The New Agreements were proposed and approved in anticipation of the acquisition of the Adviser by GSAM Holdings LLC, a subsidiary of The Goldman Sachs Group, Inc., pursuant to a membership interest purchase agreement (the “Transaction”). Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction, which constituted a change in control of the Adviser, resulted in the automatic termination of the previous investment management agreement between the Trust and the Adviser on behalf of each of the Funds, as well as the previous sub-advisory Agreement among the Trust, on behalf of the Funds, the Adviser, and the Sub-Advisers (collectively, the “Prior Agreements”). The Board noted that the New Agreements are the same as their respective Prior Agreements, except with respect to the date and term of the agreement and certain other non-material differences. In addition to considering information furnished to evaluate the impact of the

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Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
Transaction on the Funds and their respective shareholders, the Board also considered information furnished for prior meetings of the Board and its committees, including, but not limited to, information provided in connection with the annual contract review process for certain Funds, which most recently culminated in June 2025 (the “2025 Annual Approval Process”). The Board determined that the New Agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the New Agreements, the Independent Trustees noted that they had received separate reports from each of the Adviser and the Sub-Advisers as part of the 2025 Annual Approval Process (and from prior meetings where the Prior Agreements were approved with respect to certain Funds that had yet commenced operations) responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Advisers to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to peer groups of the applicable Funds and as compared to fees charged to other clients of the Adviser and the Sub-Advisers, including other ETFs managed by the Adviser and the Sub-Advisers; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Advisers; any fall-out benefits accruing to the Adviser or the Sub-Advisers; and information on the Adviser’s and the Sub-Advisers’ compliance programs. The Board further considered representations by the Adviser and the Sub-Advisers that the New Agreements would be substantially identical to the respective Prior Agreements and that the nature, extent, and quality of the services to be provided to the Funds under the New Agreements would not change as a result of the Transaction. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Advisers. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Advisers are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the New Agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers pursuant to the New Agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of the Sub-Advisers, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will continue to oversee the Sub-Advisers’ day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Sub-Advisers’ and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the New Sub-Advisory Agreements, the Board reviewed the materials provided by the Sub-Advisers, and noted the background and experience of the Sub-Advisers’ portfolio management team and the Sub-Advisers’ investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser under the New Agreements were expected to be satisfactory.
The Board considered that it had reviewed the historical investment performance of each of the Funds (where applicable) as part of the 2025 Annual Approval Process for the respective one-, three-, and five-year periods ended March 31, 2025 including NAV, market, and respective index returns, as well as the annual tracking error (NAV return to index return) for each of the applicable Funds that track an index. The Board considered the unitary fee rate and sub-advisory fee rates, as applicable to be paid by each Fund under the New Advisory Agreement and by the Adviser to the Sub-Advisers, respectively, which are the same as those under the respective Prior Agreements.

212

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the New Advisory Agreement, interest, taxes, brokerage commissions and any other transaction-related fees and expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, the costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the New Agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to the Sub-Advisers from the unitary fee, was fair.
The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and the Sub-Advisers, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
The Board further considered that it had reviewed profitability information in connection with certain Funds as part of the 2025 Annual Approval Process.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and the Sub-Advisers. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and the Sub-Advisers were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the New Agreements are fair and that the approval of the New Agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

213

INNOVATOR ETFs TRUST
Additional Information (Unaudited)
1. INFORMATION ABOUT PROSPECTUS
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.
2. PROXY VOTING POLICIES AND PROCEDURES
The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.
3. INFORMATION ABOUT PORTFOLIO SECURITIES
Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
4. HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS
In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account. You may change your status at any time.
5. ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS
You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically. To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name. Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.
6. TAX NOTICE
For the fiscal year or period ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Affordable Care Act of 2010.
The following table lists the percentages of dividend income distributed for the year or period ended October 31, 2025, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively:

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
BSTP	0.00%	0.00%
LOUP	0.00	0.00
ACEI	0.00	0.00
BFRZ	0.00	0.00
SFLR	0.00	0.00
SPUT	0.00	0.00

214

INNOVATOR ETFs TRUST
Additional Information (Unaudited)(Continued)

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
IGTR	0.00	0.00
QHDG	0.00%	0.00%
ACII	0.00	0.00
BUFB	0.00	0.00
BUFF	0.00	0.00
QFLR	0.00	0.00
PSTP	0.00	0.00
EPRF	0.00	0.00
RFLR	0.00	0.00
XUSP	0.00	0.00

For the taxable year ended October 31, 2025, the Funds didn’t pay any ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C).

215

The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
On June 17, 2026, upon the resignation of Cohen & Company, Ltd., the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
The reports of Cohen & Company, Ltd. on the financial statements of the Funds as of and for the fiscal years ended October 31, 2025 and October 31, 2024 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the Trust’s fiscal years ended October 31, 2025 and October 31, 2024 and the subsequent interim period through June 17, 2026, there were no disagreements between the Trust and Cohen & Company, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen & Company, Ltd., would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements of the Funds for such years or interim period. During such years or interim period, there were no reportable events as defined in Item 304(a)(1)(v) of Regulation S-K.
Item 9. Proxy Disclosure for Open-End Investment Companies.
Voting Results of Special Meeting of Shareholders (Unaudited)
Four special meetings of shareholders (collectively, the “Meetings”) of Innovator ETFs® Trust (the “Trust,” and the relevant series thereof, the “Funds”) were held on February 24, 2026, March 27, 2026, April 28, 2026, and June 5, 2026, to consider and act on the proposals below.
At the Meetings, the shareholders of the following Funds approved a new investment management agreement between the Trust, on behalf of each Fund, and Innovator Capital Management, LLC (the “Agreement”). In approving the “Agreement”, the Funds’ shareholders voted as follows:
Shareholder Meeting: February 24, 2026

Fund	Meeting Date	For	Against	Broker Non-Votes	Withheld
Innovator Equity Autocallable Income Strategy ETF	February 24, 2026	214,516	2,590	54,689	270,717
Innovator Equity Managed Floor ETF	February 24, 2026	16,835,069	164,033	6,696,963	11,436,007
Innovator Equity Premium Income - Daily PutWrite ETF	February 24, 2026	235,640	1,815	28,014	132,822
Innovator U.S. Small Cap Managed Floor ETF	February 24, 2026	552,253	4,002	208,315	675,222

Shareholder Meeting: March 27, 2026

Fund	Meeting Date	For	Against	Broker Non-Votes	Withheld
Innovator Buffer Step-Up Strategy ETF	March 27, 2026	632,380	15,170	174,104	676,793
Innovator Deepwater Frontier Tech ETF	March 27, 2026	734,607	9,158	296,543	979,840
Innovator Equity Managed 100 Buffer ETF	March 27, 2026	1,194,533	32,270	467,556	1,151,535
Innovator International Developed Managed Floor ETF	March 27, 2026	88,327	2,465	13,073	95,585
Innovator Laddered Allocation Buffer ETF	March 27, 2026	2,571,523	66,868	867,394	2,412,566
Innovator Nasdaq-100 Managed Floor ETF	March 27, 2026	5,158,857	90,955	1,929,039	5,231,251
Innovator S&P Investment Grade Preferred ETF	March 27, 2026	2,176,400	79,966	596,744	1,472,895

216

Shareholder Meeting: April 28, 2026

Fund	Meeting Date	For	Against	Broker Non-Votes	Withheld
Innovator Laddered Allocation Power Buffer ETF	April 28, 2026	6,729,210	137,097	2,612,721	5,081,754
Innovator Uncapped Accelerated U.S. Equity ETF	April 28, 2026	431,052	12,201	51,586	507,474

Shareholder Meeting: June 5, 2026

Fund	Meeting Date	For	Against	Broker Non-Votes	Withheld
Innovator Index Autocallable Income Strategy ETF	June 5, 2026	161,306	8,351	3,787	186,840
Innovator Power Buffer Step-Up Strategy ETF	June 5, 2026	1,924,193	52,227	629,382	894,096

Approval of Management Agreement For Against Withheld Broker Non-Votes
In addition, at the March 27, 2026 Meeting, shareholders of the Funds elected Cheryl K. Beebe, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, Lawrence W. Stranghoener, Gregory G. Weaver, Brian J. Wildman and James A. McNamara (collectively, the “Nominees”) to the Trust’s Board of Trustees. In electing the Nominees, the Funds’ shareholders voted as follows:

Election of Trustees	For	Withheld
Cheryl K. Beebe	510,333,788	17,936,308
Dwight L. Bush	510,032,005	18,065,907
Kathryn A. Cassidy	510,195,256	17,902,657
John G. Chou	510,036,996	18,060,916
Joaquin Delgado	510,113,870	17,984,042
Eileen H. Dowling	510,157,016	17,940,897
Lawrence Hughes	510,171,071	17,926,842
John F. Killian	510,086,826	18,011,087
Steven D. Krichmar	510,302,482	17,795,431
Michael Latham	510,026,779	17,898,951
Lawrence W. Stranghoener	509,935,864	18,162,048
Gregory G. Weaver	510,125,009	17,972,903
Brian J. Wildman	467,716,244	60,381,668
James A. McNamara	510,203,709	17,894,203

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

217

INVESTMENT ADVISOR
Innovator Capital Management, LLC
200 West Front Street
Wheaton, IL 60187
INVESTMENT SUB-ADVISORS

Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Milliman Financial Risk Management, LLC 71 South Wacker Drive, 31st Floor Chicago, IL 60606
Gradient Investments, LLC 4105 Lexington Avenue North Arden Hills, MN 55126	Parametric Portfolio Associates 3600 Minnesota Drive, Unit 325 Minneapolis, MN 55435
Deepwater Asset Management, LLC 21 North Third Street, Suite 250 Minneapolis, MN 55401

ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank National Association
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
LEGAL COUNSEL
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

INNOVATOR

Defined Outcome and Premium Income Core Financial Statements

INNOVATOR U.S. EQUITY DEFINED OUTCOME ETFS
INNOVATOR INTERNATIONAL DEVELOPED DEFINED OUTCOME ETFS
INNOVATOR EMERGING MARKETS DEFINED OUTCOME ETFS
INNOVATOR GROWTH-100 DEFINED OUTCOME ETFS
INNOVATOR U.S. SMALL CAP DEFINED OUTCOME ETFS
INNOVATOR TREASURY BOND DEFINED OUTCOME ETFS
INNOVATOR ACCELERATED DEFINED OUTCOME ETFS
INNOVATOR BITCOIN ETF
INNOVATOR PREMIUM INCOME ETFS
INNOVATOR EQUITY DUAL DIRECTIONAL ETFS

April 30, 2026
Innovator ETFs Trust

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.9%(a)
Call Options - 99.3%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $0.22(b)(c)(d)	$7,782,858	909	$7,702,294
Put Options - 0.6%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $82.36(b)(c)(d)	7,782,858	909	50,622
TOTAL PURCHASED OPTIONS (Cost $7,858,501)			7,752,916
TOTAL INVESTMENTS - 99.9% (Cost $7,858,501)			$7,752,916
Money Market Deposit Account - 0.2%(e)			11,882
Liabilities in Excess of Other Assets - (0.1)%			(6,155)
TOTAL NET ASSETS - 100.0%			$7,758,643

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

1

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%
Call Options - (0.0)%(a)
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $109.94(b)(c)	$(7,782,858)	(909)	$(1,300)
TOTAL WRITTEN OPTIONS (Premiums received $2,629)			$(1,300)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$7,752,916	99.9%
Written Options	(1,300)	0.0(a)
Money Market Deposit Account	11,882	0.2
Liabilities in Excess of Other Assets	(4,855)	(0.1)
	$7,758,643	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.2%(a)
Call Options - 96.5%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $0.88(b)(c)(d)	$22,363,944	2,612	$21,961,226
Put Options - 3.7%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $88.28(b)(c)(d)	22,363,944	2,612	843,650
TOTAL PURCHASED OPTIONS (Cost $23,359,314)			22,804,876
TOTAL INVESTMENTS - 100.2% (Cost $23,359,314)			$22,804,876
Money Market Deposit Account - 0.2%(e)			42,215
Liabilities in Excess of Other Assets - (0.4)%			(96,226)
TOTAL NET ASSETS - 100.0%			$22,750,865

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

3

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%
Call Options - (0.0)%(a)
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $131.23(b)(c)	$(22,363,944)	(2,612)	$(1,150)
Put Options - (0.4)%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $80.33(b)(c)	(22,363,944)	(2,612)	(80,371)
TOTAL WRITTEN OPTIONS (Premiums received $578,656)			$(81,521)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$22,804,876	100.2%
Written Options	(81,521)	(0.4)
Money Market Deposit Account	42,215	0.2
Liabilities in Excess of Other Assets	(14,705)	0.0
	$22,750,865	100.0%

The accompanying notes are an integral part of these financial statements.

4

INNOVATOR DEFINED WEALTH SHIELD ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.0%(a)
Call Options - 108.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $1.63(b)(c)(d)	$2,637,841,530	36,705	$2,625,838,995
Put Options - 0.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $650.34(b)(c)(d)	2,637,841,530	36,705	14,461,770
TOTAL PURCHASED OPTIONS (Cost $2,468,271,186)			2,640,300,765
TOTAL INVESTMENTS - 109.0% (Cost $2,468,271,186)			$2,640,300,765
Money Market Deposit Account - 0.1%(e)			3,355,838
Liabilities in Excess of Other Assets - (9.1)%			(222,252,543)
TOTAL NET ASSETS - 100.0%			$2,421,404,060

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

5

INNOVATOR DEFINED WEALTH SHIELD ETF
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.1)%
Call Options - (9.0)%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $667.31(a)(b)	$(2,637,841,530)	(36,705)	$(218,688,390)
Put Options - (0.1)%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $520.27(a)(b)	(2,637,841,530)	(36,705)	(2,312,415)
TOTAL WRITTEN OPTIONS (Premiums received $86,166,444)			$(221,000,805)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$2,640,300,765	109.0%
Written Options	(221,000,805)	(9.1)
Money Market Deposit Account	3,355,838	0.1
Liabilities in Excess of Other Assets	(1,251,738)	0.0
	$2,421,404,060	100.0%

The accompanying notes are an integral part of these financial statements.

6

INNOVATOR EMERGING MARKETS 10 BUFFER ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.2%(a)
Call Options - 106.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $0.14(b)(c)(d)	$34,132,266	5,334	$33,755,846
Put Options - 1.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $56.79(b)(c)(d)	34,132,266	5,334	358,071
TOTAL PURCHASED OPTIONS (Cost $32,095,741)			34,113,917
TOTAL INVESTMENTS - 107.2% (Cost $32,095,741)			$34,113,917
Money Market Deposit Account - 0.1%(e)			39,836
Liabilities in Excess of Other Assets - (7.3)%			(2,336,759)
TOTAL NET ASSETS - 100.0%			$31,816,994

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

7

INNOVATOR EMERGING MARKETS 10 BUFFER ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.3)%
Call Options - (6.9)%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $61.33(a)(b)	$(34,132,266)	(5,334)	$(2,192,007)
Put Options - (0.4)%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $51.11(a)(b)	(34,132,266)	(5,334)	(123,536)
TOTAL WRITTEN OPTIONS (Premiums received $1,780,775)			$(2,315,543)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$34,113,917	107.2%
Written Options	(2,315,543)	(7.3)
Money Market Deposit Account	39,836	0.1
Liabilities in Excess of Other Assets	(21,216)	0.0
	$31,816,994	100.0%

The accompanying notes are an integral part of these financial statements.

8

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.7%(a)
Call Options - 103.1%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $0.57(b)(c)(d)	$105,442,722	16,478	$103,020,456
Put Options - 4.6%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $56.79(b)(c)(d)	105,442,722	16,478	4,564,406
TOTAL PURCHASED OPTIONS (Cost $101,221,405)			107,584,862
TOTAL INVESTMENTS - 107.7% (Cost $101,221,405)			$107,584,862
Money Market Deposit Account - 0.2%(e)			198,478
Liabilities in Excess of Other Assets - (7.9)%			(7,919,452)
TOTAL NET ASSETS - 100.0%			$99,863,888

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

9

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.9)%
Call Options - (6.0)%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $70.53(a)(b)	$(105,442,722)	(16,478)	$(5,948,558)
Put Options - (1.9)%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2027; Exercise Price: $48.27(a)(b)	(105,442,722)	(16,478)	(1,911,448)
TOTAL WRITTEN OPTIONS (Premiums received $7,642,427)			$(7,860,006)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$107,584,862	107.7%
Written Options	(7,860,006)	(7.9)
Money Market Deposit Account	198,478	0.2
Liabilities in Excess of Other Assets	(59,446)	0.0
	$99,863,888	100.0%

The accompanying notes are an integral part of these financial statements.

10

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 111.9%(a)
Call Options - 108.5%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $0.55(b)(c)(d)	$173,598,471	27,129	$168,521,550
Put Options - 3.4%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $54.71(b)(c)(d)	173,598,471	27,129	5,345,227
TOTAL PURCHASED OPTIONS (Cost $156,701,851)			173,866,777
TOTAL INVESTMENTS - 111.9% (Cost $156,701,851)			$173,866,777
Money Market Deposit Account - 0.2%(e)			374,009
Liabilities in Excess of Other Assets - (12.1)%			(18,872,967)
TOTAL NET ASSETS - 100.0%			$155,367,819

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

11

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.1)%
Call Options - (10.7)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $62.62(a)(b)	$(173,598,471)	(27,129)	$(16,532,955)
Put Options - (1.4)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $46.50(a)(b)	(173,598,471)	(27,129)	(2,231,089)
TOTAL WRITTEN OPTIONS (Premiums received $8,048,917)			$(18,764,044)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$173,866,777	111.9%
Written Options	(18,764,044)	(12.1)
Money Market Deposit Account	374,009	0.2
Liabilities in Excess of Other Assets	(108,923)	0.0
	$155,367,819	100.0%

The accompanying notes are an integral part of these financial statements.

12

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 117.3%(a)
Call Options - 117.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $0.48(b)(c)(d)	$166,905,117	26,083	$164,183,617
Put Options - 0.2%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $48.24(b)(c)(d)	166,905,117	26,083	359,163
TOTAL PURCHASED OPTIONS (Cost $130,562,463)			164,542,780
TOTAL INVESTMENTS - 117.3% (Cost $130,562,463)			$164,542,780
Money Market Deposit Account - 0.2%(e)			263,555
Liabilities in Excess of Other Assets - (17.5)%			(24,550,228)
TOTAL NET ASSETS - 100.0%			$140,256,107

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

13

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (17.4)%
Call Options - (17.3)%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $54.93(a)(b)	$(166,905,117)	(26,083)	$(24,349,002)
Put Options - (0.1)%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $41.00(a)(b)	(166,905,117)	(26,083)	(100,680)
TOTAL WRITTEN OPTIONS (Premiums received $5,104,886)			$(24,449,682)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$164,542,780	117.3%
Written Options	(24,449,682)	(17.4)
Money Market Deposit Account	263,555	0.2
Liabilities in Excess of Other Assets	(100,546)	(0.1)
	$140,256,107	100.0%

The accompanying notes are an integral part of these financial statements.

14

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 110.2%(a)
Call Options - 108.4%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $0.53(b)(c)(d)	$124,524,540	19,460	$121,818,627
Put Options - 1.8%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $53.40(b)(c)(d)	124,524,540	19,460	2,035,905
TOTAL PURCHASED OPTIONS (Cost $107,539,467)			123,854,532
TOTAL INVESTMENTS - 110.2% (Cost $107,539,467)			$123,854,532
Money Market Deposit Account - 0.2%(e)			220,840
Liabilities in Excess of Other Assets - (10.4)%			(11,655,373)
TOTAL NET ASSETS - 100.0%			$112,419,999

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

15

INNOVATOR EMERGING MARKETS POWER BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.3)%
Call Options - (9.7)%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $61.52(a)(b)	$(124,524,540)	(19,460)	$(10,856,734)
Put Options - (0.6)%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2026; Exercise Price: $45.39(a)(b)	(124,524,540)	(19,460)	(714,960)
TOTAL WRITTEN OPTIONS (Premiums received $4,135,144)			$(11,571,694)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$123,854,532	110.2%
Written Options	(11,571,694)	(10.3)
Money Market Deposit Account	220,840	0.2
Liabilities in Excess of Other Assets	(83,679)	(0.1)
	$112,419,999	100.0%

The accompanying notes are an integral part of these financial statements.

16

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR APRIL
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 107.2%
Vanguard S&P 500 ETF(a)(b)(c)		133,236	$88,013,037
TOTAL EXCHANGE TRADED FUNDS (Cost $80,764,596)			88,013,037
	Notional Amount	Contracts
PURCHASED OPTIONS - 3.9%(d)
Call Options - 0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.45(b)(e)(f)	$1,915,682	29	237,983
Put Options - 3.6%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.55(b)(e)(f)	89,970,996	1,362	2,934,633
TOTAL PURCHASED OPTIONS (Cost $5,330,337)			3,172,616
TOTAL INVESTMENTS - 111.1% (Cost $86,094,933)			$91,185,653
Money Market Deposit Account - 0.3%(g)			243,834
Liabilities in Excess of Other Assets - (11.4)%			(9,367,054)
TOTAL NET ASSETS - 100.0%			$82,062,433

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

17

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.4)%
Call Options - (11.3)%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $641.11(a)(b)	$(89,970,996)	(1,362)	$(9,249,233)
Put Options - (0.1)%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.45(a)(b)	(1,915,682)	(29)	(76,345)
TOTAL WRITTEN OPTIONS (Premiums received $5,346,565)			$(9,325,578)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$88,013,037	107.2%
Purchased Options	3,172,616	3.9
Written Options	(9,325,578)	(11.4)
Money Market Deposit Account	243,834	0.3
Liabilities in Excess of Other Assets	(41,476)	0.0
	$82,062,433	100.0%

The accompanying notes are an integral part of these financial statements.

18

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR AUGUST
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.4%(a)
Call Options - 107.6%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.35(b)(c)(d)	$112,542,156	1,566	$111,298,752
Put Options - 0.8%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.11(b)(c)(d)	112,542,156	1,566	837,810
TOTAL PURCHASED OPTIONS (Cost $102,461,692)			112,136,562
TOTAL INVESTMENTS - 108.4% (Cost $102,461,692)			$112,136,562
Money Market Deposit Account - 0.2%(e)			204,439
Liabilities in Excess of Other Assets - (8.6)%			(8,853,287)
TOTAL NET ASSETS - 100.0%			$103,487,714

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

19

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR AUGUST
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.5)%
Call Options - (8.5)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $678.16(a)(b)	$(112,542,156)	(1,566)	$(8,810,316)
TOTAL WRITTEN OPTIONS (Premiums received $4,004,095)			$(8,810,316)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$112,136,562	108.4%
Written Options	(8,810,316)	(8.5)
Money Market Deposit Account	204,439	0.2
Liabilities in Excess of Other Assets	(42,971)	(0.1)(a)
	$103,487,714	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

20

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR DECEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.2%(a)
Call Options - 102.0%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.86(b)(c)(d)	$118,435,168	1,648	$116,793,529
Put Options - 3.2%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.42(b)(c)(d)	118,435,168	1,648	3,658,527
TOTAL PURCHASED OPTIONS (Cost $116,943,525)			120,452,056
TOTAL INVESTMENTS - 105.2% (Cost $116,943,525)			$120,452,056
Money Market Deposit Account - 0.2%(e)			271,208
Liabilities in Excess of Other Assets - (5.4)%			(6,265,834)
TOTAL NET ASSETS - 100.0%			$114,457,430

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

21

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR DECEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.4)%
Call Options - (5.4)%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $730.26(a)(b)	$(118,435,168)	(1,648)	$(6,190,465)
TOTAL WRITTEN OPTIONS (Premiums received $5,313,827)			$(6,190,465)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$120,452,056	105.2%
Written Options	(6,190,465)	(5.4)
Money Market Deposit Account	271,208	0.2
Liabilities in Excess of Other Assets	(75,369)	0.0
	$114,457,430	100.0%

The accompanying notes are an integral part of these financial statements.

22

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR FEBRUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.8%(a)
Call Options - 101.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.95(b)(c)(d)	$168,022,708	2,338	$165,291,269
Put Options - 4.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $692.00(b)(c)(d)	168,022,708	2,338	6,665,498
TOTAL PURCHASED OPTIONS (Cost $167,920,995)			171,956,767
TOTAL INVESTMENTS - 105.8% (Cost $167,920,995)			$171,956,767
Money Market Deposit Account - 0.3%(e)			428,710
Liabilities in Excess of Other Assets - (6.1)%			(9,877,384)
TOTAL NET ASSETS - 100.0%			$162,508,093

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

23

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR FEBRUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.0)%
Call Options - (6.0)%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $736.12(a)(b)	$(168,022,708)	(2,338)	$(9,773,331)
TOTAL WRITTEN OPTIONS (Premiums received $7,612,523)			$(9,773,331)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$171,956,767	105.8%
Written Options	(9,773,331)	(6.0)
Money Market Deposit Account	428,710	0.3
Liabilities in Excess of Other Assets	(104,053)	(0.1)
	$162,508,093	100.0%

The accompanying notes are an integral part of these financial statements.

24

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.1%(a)
Call Options - 102.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.86(b)(c)(d)	$120,159,952	1,672	$118,146,112
Put Options - 3.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.96(b)(c)(d)	120,159,952	1,672	4,089,745
TOTAL PURCHASED OPTIONS (Cost $118,576,417)			122,235,857
TOTAL INVESTMENTS - 106.1% (Cost $118,576,417)			$122,235,857
Money Market Deposit Account - 0.2%(e)			272,577
Liabilities in Excess of Other Assets - (6.3)%			(7,289,546)
TOTAL NET ASSETS - 100.0%			$115,218,888

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

25

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.3)%
Call Options - (6.3)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $726.65(a)(b)	$(120,159,952)	(1,672)	$(7,216,034)
TOTAL WRITTEN OPTIONS (Premiums received $5,418,006)			$(7,216,034)
Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$122,235,857	106.1%
Written Options	(7,216,034)	(6.3)
Money Market Deposit Account	272,577	0.2
Liabilities in Excess of Other Assets	(73,512)	0.0
	$115,218,888	100.0%

The accompanying notes are an integral part of these financial statements.

26

Innovator Equity Defined Protection ETF - 1 Yr July
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.9%(a)
Call Options - 109.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.22(b)(c)(d)	$143,660,134	1,999	$142,064,892
Put Options - 0.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.89(b)(c)(d)	143,660,134	1,999	447,116
TOTAL PURCHASED OPTIONS (Cost $127,936,091)			142,512,008
TOTAL INVESTMENTS - 109.9% (Cost $127,936,091)			$142,512,008
Money Market Deposit Account - 0.2%(e)			291,447
Liabilities in Excess of Other Assets - (10.1)%			(13,081,069)
TOTAL NET ASSETS - 100.0%			$129,722,386

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

27

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.0)%
Call Options - (10.0)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $661.10(a)(b)	$(143,660,134)	(1,999)	$(12,969,012)
TOTAL WRITTEN OPTIONS (Premiums received $5,328,695)			$(12,969,012)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$142,512,008	109.9%
Written Options	(12,969,012)	(10.0)
Money Market Deposit Account	291,447	0.2
Liabilities in Excess of Other Assets	(112,057)	(0.1)
	$129,722,386	100.0%

The accompanying notes are an integral part of these financial statements.

28

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR JUNE
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 114.0%(a)
Call Options - 113.9%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.92(b)(c)(d)	$38,448,310	535	$38,131,050
Put Options - 0.1%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.41(b)(c)(d)	38,448,310	535	19,212
TOTAL PURCHASED OPTIONS (Cost $33,189,388)			38,150,262
TOTAL INVESTMENTS - 114.0% (Cost $33,189,388)			$38,150,262
Money Market Deposit Account - 0.3%(e)			104,105
Liabilities in Excess of Other Assets - (14.3)%			(4,790,470)
TOTAL NET ASSETS - 100.0%			$33,463,897

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

29

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR JUNE
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.3)%
Call Options - (14.3)%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $632.42(a)(b)	$(38,448,310)	(535)	$(4,769,648)
TOTAL WRITTEN OPTIONS (Premiums received $1,618,811)			$(4,769,648)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$38,150,262	114.0%
Written Options	(4,769,648)	(14.3)
Money Market Deposit Account	104,105	0.3
Liabilities in Excess of Other Assets	(20,822)	0.0
	$33,463,897	100.0%

The accompanying notes are an integral part of these financial statements.

30

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR MARCH
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 102.1%
Vanguard S&P 500 ETF(a)(b)(c)		187,389	$123,785,425
TOTAL EXCHANGE TRADED FUNDS (Cost $117,198,727)			123,785,425
	Notional Amount	Contracts
PURCHASED OPTIONS - 4.4%(d)
Call Options - 0.2%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $656.28(b)(e)(f)	$2,642,320	40	218,905
Put Options - 4.2%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $631.04(b)(e)(f)	126,435,012	1,914	5,068,196
TOTAL PURCHASED OPTIONS (Cost $8,275,761)			5,287,101
TOTAL INVESTMENTS - 106.5% (Cost $125,474,488)			$129,072,526
Money Market Deposit Account - 0.6%(g)			724,294
Liabilities in Excess of Other Assets - (7.1)%			(8,561,960)
TOTAL NET ASSETS - 100.0%			$121,234,860

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

31

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR MARCH
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.0)%
Call Options - (6.9)%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $673.51(a)(b)	$(126,435,012)	(1,914)	$(8,372,257)
Put Options - (0.1)%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $656.28(a)(b)	(2,642,320)	(40)	(132,862)
TOTAL WRITTEN OPTIONS (Premiums received $5,492,260)			$(8,505,119)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$123,785,425	102.1%
Purchased Options	5,287,101	4.4
Written Options	(8,505,119)	(7.0)
Money Market Deposit Account	724,294	0.6
Liabilities in Excess of Other Assets	(56,841)	(0.1)(a)
	$121,234,860	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

32

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR MAY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 98.7%
Vanguard S&P 500 ETF(a)(b)(c)		50,049	$33,061,368
TOTAL EXCHANGE TRADED FUNDS (Cost $33,061,619)			33,061,368
	Notional Amount	Contracts
PURCHASED OPTIONS - 6.0%(d)
Call Options - 0.1%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $687.00(b)(e)(f)	$660,580	10	42,980
Put Options - 5.9%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $660.58(b)(e)(f)	33,755,638	511	1,970,927
TOTAL PURCHASED OPTIONS (Cost $2,015,026)			2,013,907
TOTAL INVESTMENTS - 104.7% (Cost $35,076,645)			$35,075,275
Money Market Deposit Account - 0.2%(g)			59,907
Liabilities in Excess of Other Assets - (4.9)%			(1,645,821)
TOTAL NET ASSETS - 100.0%			$33,489,361

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

33

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR MAY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.9)%
Call Options - (4.8)%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $708.87(a)(b)	$(33,755,638)	(511)	$(1,609,139)
Put Options - (0.1)%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $687.00(a)(b)	(660,580)	(10)	(47,370)
TOTAL WRITTEN OPTIONS (Premiums received $1,655,356)			$(1,656,509)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$33,061,368	98.7%
Purchased Options	2,013,907	6.0
Written Options	(1,656,509)	(4.9)
Money Market Deposit Account	59,907	0.2
Assets in Excess of Other Liabilities	10,688	0.0(a)
	$33,489,361	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

34

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR NOVEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.6%(a)
Call Options - 101.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.85(b)(c)(d)	$145,887,980	2,030	$143,827,165
Put Options - 2.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.09(b)(c)(d)	145,887,980	2,030	3,977,927
TOTAL PURCHASED OPTIONS (Cost $143,606,562)			147,805,092
TOTAL INVESTMENTS - 104.6% (Cost $143,606,562)			$147,805,092
Money Market Deposit Account - 0.3%(e)			363,841
Liabilities in Excess of Other Assets - (4.9)%			(6,921,352)
TOTAL NET ASSETS - 100.0%			$141,247,581

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

35

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.8)%
Call Options - (4.8)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $728.78(a)(b)	$(145,887,980)	(2,030)	$(6,835,700)
TOTAL WRITTEN OPTIONS (Premiums received $6,068,375)			$(6,835,700)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$147,805,092	104.6%
Written Options	(6,835,700)	(4.8)
Money Market Deposit Account	363,841	0.3
Liabilities in Excess of Other Assets	(85,652)	(0.1)
	$141,247,581	100.0%

The accompanying notes are an integral part of these financial statements.

36

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.8%(a)
Call Options - 103.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.70(b)(c)(d)	$120,734,880	1,680	$119,047,757
Put Options - 2.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.22(b)(c)(d)	120,734,880	1,680	2,373,789
TOTAL PURCHASED OPTIONS (Cost $116,249,479)			121,421,546
TOTAL INVESTMENTS - 105.8% (Cost $116,249,479)			$121,421,546
Money Market Deposit Account - 0.3%(e)			292,336
Liabilities in Excess of Other Assets - (6.1)%			(6,966,606)
TOTAL NET ASSETS - 100.0%			$114,747,276

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

37

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.0)%
Call Options - (6.0)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $709.68(a)(b)	$(120,734,880)	(1,680)	$(6,891,982)
TOTAL WRITTEN OPTIONS (Premiums received $5,244,380)			$(6,891,982)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$121,421,546	105.8%
Written Options	(6,891,982)	(6.0)
Money Market Deposit Account	292,336	0.3
Liabilities in Excess of Other Assets	(74,624)	(0.1)
	$114,747,276	100.0%

The accompanying notes are an integral part of these financial statements.

38

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR SEPTEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.7%(a)
Call Options - 106.4%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.48(b)(c)(d)	$155,589,890	2,165	$153,840,700
Put Options - 1.3%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.08(b)(c)(d)	155,589,890	2,165	1,863,740
TOTAL PURCHASED OPTIONS (Cost $145,558,673)			155,704,440
TOTAL INVESTMENTS - 107.7% (Cost $145,558,673)			$155,704,440
Money Market Deposit Account - 0.2%(e)			338,297
Liabilities in Excess of Other Assets - (7.9)%			(11,520,466)
TOTAL NET ASSETS - 100.0%			$144,522,271

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

39

INNOVATOR EQUITY DEFINED PROTECTION ETF - 1 YR SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.9)%
Call Options - (7.9)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $688.46(a)(b)	$(155,589,890)	(2,165)	$(11,433,950)
TOTAL WRITTEN OPTIONS (Premiums received $6,315,282)			$(11,433,950)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$155,704,440	107.7%
Written Options	(11,433,950)	(7.9)
Money Market Deposit Account	338,297	0.2
Liabilities in Excess of Other Assets	(86,516)	0.0
	$144,522,271	100.0%

The accompanying notes are an integral part of these financial statements.

40

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO APRIL 2027
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 118.3%(a)
Call Options - 116.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $10.07(b)(c)(d)	$12,504,684	174	$12,228,396
Put Options - 1.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $559.39(b)(c)(d)	12,504,684	174	195,825
TOTAL PURCHASED OPTIONS (Cost $10,098,016)			12,424,221
TOTAL INVESTMENTS - 118.3% (Cost $10,098,016)			$12,424,221
Money Market Deposit Account - 0.6%(e)			61,659
Liabilities in Excess of Other Assets - (18.9)%			(1,983,543)
TOTAL NET ASSETS - 100.0%			$10,502,337

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

41

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO APRIL 2027
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (18.8)%
Call Options - (18.8)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $645.09(a)(b)	$(12,504,684)	(174)	$(1,977,181)
TOTAL WRITTEN OPTIONS (Premiums received $529,263)			$(1,977,181)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$12,424,221	118.3%
Written Options	(1,977,181)	(18.8)
Money Market Deposit Account	61,659	0.6
Liabilities in Excess of Other Assets	(6,362)	(0.1)
	$10,502,337	100.0%

The accompanying notes are an integral part of these financial statements.

42

Innovator Equity Defined Protection ETF - 2 Yr to April 2028
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 105.5%
Vanguard S&P 500 ETF(a)(b)(c)		86,740	$57,298,709
TOTAL EXCHANGE TRADED FUNDS (Cost $52,054,273)			57,298,709
	Notional Amount	Contracts
PURCHASED OPTIONS - 6.3%(d)
Call Options - 0.7%
Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $645.35(b)(e)(f)	$2,378,088	36	354,808
Put Options - 5.6%
Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $597.55(b)(e)(f)	59,782,490	905	3,067,425
TOTAL PURCHASED OPTIONS (Cost $4,887,111)			3,422,233
TOTAL INVESTMENTS - 111.8% (Cost $56,941,384)			$60,720,942
Money Market Deposit Account - 0.3%(g)			186,953
Liabilities in Excess of Other Assets - (12.1)%			(6,581,408)
TOTAL NET ASSETS - 100.0%			$54,326,487

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

43

Innovator Equity Defined Protection ETF - 2 Yr to April 2028
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.1)%
Call Options - (11.8)%
Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $691.57(a)(b)	$(59,782,490)	(905)	$(6,390,929)
Put Options - (0.3)%
Vanguard S&P 500 ETF, Expiration: 03/31/2028; Exercise Price: $645.35(a)(b)	(2,378,088)	(36)	(164,111)
TOTAL WRITTEN OPTIONS (Premiums received $3,782,195)			$(6,555,040)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$57,298,709	105.5%
Purchased Options	3,422,233	6.3
Written Options	(6,555,040)	(12.1)
Money Market Deposit Account	186,953	0.3
Liabilities in Excess of Other Assets	(26,368)	0.0(a)
	$54,326,487	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

44

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JANUARY 2027
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 111.6%(a)
Call Options - 110.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $10.55(b)(c)(d)	$36,004,866	501	$35,221,623
Put Options - 1.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $586.08(b)(c)(d)	36,004,866	501	512,458
TOTAL PURCHASED OPTIONS (Cost $30,990,068)			35,734,081
TOTAL INVESTMENTS - 111.6% (Cost $30,990,068)			$35,734,081
Money Market Deposit Account - 0.4%(e)			122,070
Liabilities in Excess of Other Assets - (12.0)%			(3,842,893)
TOTAL NET ASSETS - 100.0%			$32,013,258

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

45

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JANUARY 2027
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.9)%
Call Options - (11.9)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $679.50(a)(b)	$(36,004,866)	(501)	$(3,822,645)
TOTAL WRITTEN OPTIONS (Premiums received $1,274,001)			$(3,822,645)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$35,734,081	111.6%
Written Options	(3,822,645)	(11.9)
Money Market Deposit Account	122,070	0.4
Liabilities in Excess of Other Assets	(20,248)	(0.1)
	$32,013,258	100.0%

The accompanying notes are an integral part of these financial statements.

46

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JANUARY 2028
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.3%(a)
Call Options - 102.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2027; Exercise Price: $12.27(b)(c)(d)	$47,575,292	662	$46,135,217
Put Options - 6.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2027; Exercise Price: $681.92(b)(c)(d)	47,575,292	662	2,766,889
TOTAL PURCHASED OPTIONS (Cost $47,175,431)			48,902,106
TOTAL INVESTMENTS - 108.3% (Cost $47,175,431)			$48,902,106
Money Market Deposit Account - 0.3%(e)			115,523
Liabilities in Excess of Other Assets - (8.6)%			(3,858,942)
TOTAL NET ASSETS - 100.0%			$45,158,687

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

47

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JANUARY 2028
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.5)%
Call Options - (8.5)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2027; Exercise Price: $772.68(a)(b)	$(47,575,292)	(662)	$(3,830,206)
TOTAL WRITTEN OPTIONS (Premiums received $2,722,076)			$(3,830,206)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$48,902,106	108.3%
Written Options	(3,830,206)	(8.5)
Money Market Deposit Account	115,523	0.3
Liabilities in Excess of Other Assets	(28,736)	(0.1)
	$45,158,687	100.0%

The accompanying notes are an integral part of these financial statements.

48

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JULY 2026
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 112.6%(a)
Call Options - 112.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $9.80(b)(c)(d)	$67,194,710	935	$66,117,646
Put Options - 0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $544.22(b)(c)(d)	67,194,710	935	78,877
TOTAL PURCHASED OPTIONS (Cost $53,117,383)			66,196,523
TOTAL INVESTMENTS - 112.6% (Cost $53,117,383)			$66,196,523
Money Market Deposit Account - 0.4%(e)			231,700
Liabilities in Excess of Other Assets - (13.0)%			(7,635,747)
TOTAL NET ASSETS - 100.0%			$58,792,476

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

49

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JULY 2026
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.9)%
Call Options - (12.9)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $643.27(a)(b)	$(67,194,710)	(935)	$(7,598,567)
TOTAL WRITTEN OPTIONS (Premiums received $1,877,163)			$(7,598,567)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$66,196,523	112.6%
Written Options	(7,598,567)	(12.9)
Money Market Deposit Account	231,700	0.4
Liabilities in Excess of Other Assets	(37,180)	(0.1)
	$58,792,476	100.0%

The accompanying notes are an integral part of these financial statements.

50

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JULY 2027
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 112.7%(a)
Call Options - 109.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $11.12(b)(c)(d)	$158,967,592	2,212	$154,993,248
Put Options - 3.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $617.85(b)(c)(d)	158,967,592	2,212	4,862,374
TOTAL PURCHASED OPTIONS (Cost $144,118,072)			159,855,622
TOTAL INVESTMENTS - 112.7% (Cost $144,118,072)			$159,855,622
Money Market Deposit Account - 0.2%(e)			256,483
Liabilities in Excess of Other Assets - (12.9)%			(18,216,511)
TOTAL NET ASSETS - 100.0%			$141,895,594

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

51

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO JULY 2027
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.8)%
Call Options - (12.8)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2027; Exercise Price: $701.94(a)(b)	$(158,967,592)	(2,212)	$(18,125,570)
TOTAL WRITTEN OPTIONS (Premiums received $7,497,785)			$(18,125,570)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$159,855,622	112.7%
Written Options	(18,125,570)	(12.8)
Money Market Deposit Account	256,483	0.2
Liabilities in Excess of Other Assets	(90,941)	(0.1)
	$141,895,594	100.0%

The accompanying notes are an integral part of these financial statements.

52

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO OCTOBER 2026
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 114.0%(a)
Call Options - 113.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $10.33(b)(c)(d)	$80,418,054	1,119	$78,894,949
Put Options - 0.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $573.76(b)(c)(d)	80,418,054	1,119	570,847
TOTAL PURCHASED OPTIONS (Cost $67,073,081)			79,465,796
TOTAL INVESTMENTS - 114.0% (Cost $67,073,081)			$79,465,796
Money Market Deposit Account - 0.4%(e)			280,440
Liabilities in Excess of Other Assets - (14.4)%			(10,061,480)
TOTAL NET ASSETS - 100.0%			$69,684,756

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

53

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO OCTOBER 2026
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.4)%
Call Options - (14.4)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $648.12(a)(b)	$(80,418,054)	(1,119)	$(10,017,019)
TOTAL WRITTEN OPTIONS (Premiums received $3,520,240)			$(10,017,019)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$79,465,796	114.0%
Written Options	(10,017,019)	(14.4)
Money Market Deposit Account	280,440	0.4
Liabilities in Excess of Other Assets	(44,461)	0.0
	$69,684,756	100.0%

The accompanying notes are an integral part of these financial statements.

54

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO OCTOBER 2027
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.8%(a)
Call Options - 103.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $11.99(b)(c)(d)	$20,769,274	289	$20,192,630
Put Options - 5.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $666.18(b)(c)(d)	20,769,274	289	1,005,448
TOTAL PURCHASED OPTIONS (Cost $20,325,922)			21,198,078
TOTAL INVESTMENTS - 108.8% (Cost $20,325,922)			$21,198,078
Money Market Deposit Account - 0.3%(e)			54,718
Liabilities in Excess of Other Assets - (9.1)%			(1,765,426)
TOTAL NET ASSETS - 100.0%			$19,487,370

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

55

INNOVATOR EQUITY DEFINED PROTECTION ETF - 2 YR TO OCTOBER 2027
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.0)%
Call Options - (9.0)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2027; Exercise Price: $751.32(a)(b)	$(20,769,274)	(289)	$(1,754,620)
TOTAL WRITTEN OPTIONS (Premiums received $1,194,806)			$(1,754,620)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$21,198,078	108.8%
Written Options	(1,754,620)	(9.0)
Money Market Deposit Account	54,718	0.3
Liabilities in Excess of Other Assets	(10,806)	(0.1)
	$19,487,370	100.0%

The accompanying notes are an integral part of these financial statements.

56

INNOVATOR EQUITY DEFINED PROTECTION ETF - 6 MO APR/OCT
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 108.6%
Vanguard S&P 500 ETF(a)(b)(c)	132,819	$87,737,575
TOTAL EXCHANGE TRADED FUNDS (Cost $79,491,677)		87,737,575

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.9%(d)
Call Options - 0.1%
Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $609.50(b)(e)(f)	$924,812	14	98,953
Put Options - 1.8%
Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $597.55(b)(e)(f)	88,715,894	1,343	1,441,039
TOTAL PURCHASED OPTIONS (Cost $4,279,583)			1,539,992
TOTAL INVESTMENTS - 110.5% (Cost $83,771,260)			$89,277,567
Money Market Deposit Account - 0.2%(g)			130,960
Liabilities in Excess of Other Assets - (10.7)%			(8,597,038)
TOTAL NET ASSETS - 100.0%			$80,811,489

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

57

INNOVATOR EQUITY DEFINED PROTECTION ETF - 6 MO APR/OCT
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.6)%
Call Options - (10.6)%
Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $618.05(a)(b)	$(88,715,894)	(1,343)	$(8,540,137)
Put Options - (0.0)%(c)
Vanguard S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $609.50(a)(b)	(924,812)	(14)	(18,512)
TOTAL WRITTEN OPTIONS (Premiums received $3,849,040)			$(8,558,649)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$87,737,575	108.6%
Purchased Options	1,539,992	1.9
Written Options	(8,558,649)	(10.6)
Money Market Deposit Account	130,960	0.2
Liabilities in Excess of Other Assets	(38,389)	(0.1)(a)
	$80,811,489	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

58

INNOVATOR EQUITY DEFINED PROTECTION ETF - 6 MO JAN/JUL
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.1%(a)
Call Options - 103.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $3.41(b)(c)(d)	$262,310,900	3,650	$260,449,400
Put Options - 1.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $681.92(b)(c)(d)	262,310,900	3,650	2,671,800
TOTAL PURCHASED OPTIONS (Cost $255,848,556)			263,121,200
TOTAL INVESTMENTS - 104.1% (Cost $255,848,556)			$263,121,200
Money Market Deposit Account - 0.2%(e)			382,526
Liabilities in Excess of Other Assets - (4.3)%			(10,713,358)
TOTAL NET ASSETS - 100.0%			$252,790,368

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

59

INNOVATOR EQUITY DEFINED PROTECTION ETF - 6 MO JAN/JUL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.2)%
Call Options - (4.2)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $704.49(a)(b)	$(262,310,900)	(3,650)	$(10,512,000)
TOTAL WRITTEN OPTIONS (Premiums received $7,842,527)			$(10,512,000)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$263,121,200	104.1%
Written Options	(10,512,000)	(4.2)
Money Market Deposit Account	382,526	0.2
Liabilities in Excess of Other Assets	(201,358)	(0.1)
	$252,790,368	100.0%

The accompanying notes are an integral part of these financial statements.

60

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 103.3%
Vanguard S&P 500 ETF(a)(b)(c)	22,692	$14,989,882
TOTAL EXCHANGE TRADED FUNDS (Cost $13,682,620)		14,989,882

	Notional Amount	Contracts
PURCHASED OPTIONS - 27.2%(d)
Call Options - 0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.42(b)(e)(f)	$330,290	5	41,043
Put Options - 26.9%
Vanguard S&P 500 ETF(b)(d)(e)
Expiration: 03/31/2027; Exercise Price: $531.82	153,188,502	2,319	2,909,533
Expiration: 03/31/2027; Exercise Price: $597.53	30,584,854	463	997,436
Total Put Options			3,906,969
TOTAL PURCHASED OPTIONS (Cost $6,936,441)			3,948,012
TOTAL INVESTMENTS - 130.5% (Cost $20,619,061)			$18,937,894
Money Market Deposit Account - 0.3%(g)			45,104
Liabilities in Excess of Other Assets - (30.8)%			(4,473,531)
TOTAL NET ASSETS - 100.0%			$14,509,467

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

61

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (30.8)%
Call Options - (5.4)%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $695.91(a)(b)	$(15,259,398)	(231)	$(787,313)
Put Options - (25.4)%
Vanguard S&P 500 ETF(a)(b)
Expiration: 03/31/2027; Exercise Price: $537.80	(183,839,414)	(2,783)	(3,666,241)
Expiration: 03/31/2027; Exercise Price: $621.42	(330,290)	(5)	(13,159)
Total Put Options			(3,679,400)
TOTAL WRITTEN OPTIONS (Premiums received $6,767,577)			$(4,466,713)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$14,989,882	103.3%
Purchased Options	3,948,012	27.2
Written Options	(4,466,713)	(30.8)
Money Market Deposit Account	45,104	0.3
Liabilities in Excess of Other Assets	(6,818)	0.0(a)
	$14,509,467	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

62

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - DECEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 121.3%(a)
Call Options - 99.8%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.87(b)(c)(d)	$28,602,668	398	$28,205,814
Put Options - 21.5%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 11/30/2026; Exercise Price: $608.22	286,026,680	3,980	4,305,325
Expiration: 11/30/2026; Exercise Price: $683.43	57,205,336	796	1,767,272
Total Put Options			6,072,597
TOTAL PURCHASED OPTIONS (Cost $38,577,304)			34,278,411
TOTAL INVESTMENTS - 121.3% (Cost $38,577,304)			$34,278,411
Money Market Deposit Account - 0.4%(e)			103,353
Liabilities in Excess of Other Assets - (21.7)%			(6,121,050)
TOTAL NET ASSETS - 100.0%			$28,260,714

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

63

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - DECEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (21.6)%
Call Options - (2.1)%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $777.01(a)(b)	$(28,602,668)	(398)	$(586,847)
Put Options - (19.5)%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $615.05(a)(b)	(343,232,016)	(4,776)	(5,515,420)
TOTAL WRITTEN OPTIONS (Premiums received $11,728,953)			$(6,102,267)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$34,278,411	121.3%
Written Options	(6,102,267)	(21.6)
Money Market Deposit Account	103,353	0.4
Liabilities in Excess of Other Assets	(18,783)	(0.1)
	$28,260,714	100.0%

The accompanying notes are an integral part of these financial statements.

64

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - FEBRUARY
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 142.2%(a)
Call Options - 98.8%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.98(b)(c)	$1,006,124	14	$950,516
Put Options - 43.4%
State Street SPDR S&P 500 ETF Trust(b)(c)
Expiration: 01/29/2027; Exercise Price: $615.85	10,061,240	140	306,460
Expiration: 01/29/2027; Exercise Price: $692.03	2,012,248	28	111,384
Total Put Options			417,844
TOTAL PURCHASED OPTIONS (Cost $1,368,596)			1,368,360
TOTAL INVESTMENTS - 142.2% (Cost $1,368,596)			$1,368,360
Liabilities in Excess of Other Assets - (42.2)%			(406,371)
TOTAL NET ASSETS - 100.0%			$961,989

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

65

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - FEBRUARY
SCHEDULE OF WRITTEN OPTIONS
January 31, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (42.6)%
Call Options - (2.1)%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $783.59(a)(b)	$(1,006,124)	(14)	$(20,454)
Put Options - (40.5)%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $622.77(a)(b)	(12,073,488)	(168)	(388,920)
TOTAL WRITTEN OPTIONS (Premiums received $409,138)			$(409,374)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of January 31, 2026
(% of Net Assets)

Purchased Options	$1,368,360	142.2%
Written Options	(409,374)	(42.6)
Assets in Excess of Other Liabilities	3,003	0.4
	$961,989	100.0%

The accompanying notes are an integral part of these financial statements.

66

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 125.0%(a)
Call Options - 100.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.87(b)(c)(d)	$23,572,048	328	$23,176,670
Put Options - 24.6%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 12/31/2026; Exercise Price: $606.91	235,720,480	3,280	4,063,231
Expiration: 12/31/2026; Exercise Price: $681.97	47,144,096	656	1,604,734
Total Put Options			5,667,965
TOTAL PURCHASED OPTIONS (Cost $30,807,437)			28,844,635
TOTAL INVESTMENTS - 125.0% (Cost $30,807,437)			$28,844,635
Money Market Deposit Account - 0.5%(e)			113,545
Liabilities in Excess of Other Assets - (25.5)%			(5,879,924)
TOTAL NET ASSETS - 100.0%			$23,078,256

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

67

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (25.4)%
Call Options - (2.9)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $769.27(a)(b)	$(23,572,048)	(328)	$(674,394)
Put Options - (22.5)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $613.73(a)(b)	(282,864,576)	(3,936)	(5,191,702)
TOTAL WRITTEN OPTIONS (Premiums received $8,523,884)			$(5,866,096)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$28,844,635	125.0%
Written Options	(5,866,096)	(25.4)
Money Market Deposit Account	113,545	0.5
Liabilities in Excess of Other Assets	(13,828)	(0.1)
	$23,078,256	100.0%

The accompanying notes are an integral part of these financial statements.

68

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.5%(a)
Call Options - 104.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.23(b)(c)(d)	$108,517,660	1,510	$107,311,155
Put Options - 2.0%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $549.89	1,085,176,600	15,100	1,360,510
Expiration: 06/30/2026; Exercise Price: $617.90	217,035,320	3,020	675,604
Total Put Options			2,036,114
TOTAL PURCHASED OPTIONS (Cost $125,401,488)			109,347,269
TOTAL INVESTMENTS - 106.5% (Cost $125,401,488)			$109,347,269
Money Market Deposit Account - 0.4%(e)			446,767
Liabilities in Excess of Other Assets - (6.9)%			(7,147,609)
TOTAL NET ASSETS - 100.0%			$102,646,427

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

69

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.9)%
Call Options - (5.2)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $695.71(a)(b)	$(108,517,660)	(1,510)	$(5,327,190)
Put Options - (1.7)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $556.07(a)(b)	(1,302,211,920)	(18,120)	(1,756,009)
TOTAL WRITTEN OPTIONS (Premiums received $29,348,964)			$(7,083,199)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$109,347,269	106.5%
Written Options	(7,083,199)	(6.9)
Money Market Deposit Account	446,767	0.4
Liabilities in Excess of Other Assets	(64,410)	0.0
	$102,646,427	100.0%

The accompanying notes are an integral part of these financial statements.

70

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - MARCH
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 131.0%(a)
Call Options - 100.8%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $6.91(b)(c)(d)	$13,079,612	182	$12,873,566
Put Options - 30.2%
State Street SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 02/26/2027; Exercise Price: $610.53	130,796,120	1,820	2,805,166
Expiration: 02/26/2027; Exercise Price: $686.04	26,159,224	364	1,044,382
Total Put Options			3,849,548
TOTAL PURCHASED OPTIONS (Cost $18,325,728)			16,723,114
TOTAL INVESTMENTS - 131.0% (Cost $18,325,728)			$16,723,114
Money Market Deposit Account - 0.3%(e)			37,500
Liabilities in Excess of Other Assets - (31.3)%			(3,992,223)
TOTAL NET ASSETS - 100.0%			$12,768,391

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

71

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - MARCH
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (31.2)%
Call Options - (3.3)%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $780.04(a)(b)	$(13,079,612)	(182)	$(420,331)
Put Options - (27.9)%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $617.39(a)(b)	(156,955,344)	(2,184)	(3,564,048)
TOTAL WRITTEN OPTIONS (Premiums received $6,042,581)			$(3,984,379)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$16,723,114	131.0%
Written Options	(3,984,379)	(31.2)
Money Market Deposit Account	37,500	0.3
Liabilities in Excess of Other Assets	(7,844)	(0.1)
	$12,768,391	100.0%

The accompanying notes are an integral part of these financial statements.

72

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - MAY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 98.5%
Vanguard S&P 500 ETF(a)(b)(c)		1,468	$969,731
TOTAL EXCHANGE TRADED FUNDS (Cost $969,739)			969,731
	Notional Amount	Contracts
PURCHASED OPTIONS - 43.8%(d)
Put Options - 43.8%
Vanguard S&P 500 ETF(b)(e)(f)
Expiration: 04/30/2027; Exercise Price: $587.92	$9,908,700	150	316,650
Expiration: 04/30/2027; Exercise Price: $660.55	1,981,740	30	114,060
TOTAL PURCHASED OPTIONS (Cost $430,943)			430,710
TOTAL INVESTMENTS - 142.3% (Cost $1,400,682)			$1,400,441
Liabilities in Excess of Other Assets - (42.3)%			(416,460)
TOTAL NET ASSETS - 100.0%			$983,981

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

73

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - MAY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (42.7)%
Call Options - (1.9)%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $757.04(a)(b)	$(990,870)	(15)	$(18,705)
Put Options - (40.8)%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $594.52(a)(b)	(11,890,440)	(180)	(401,580)
TOTAL WRITTEN OPTIONS (Premiums received $420,023)			$(420,285)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$969,731	98.5%
Purchased Options	430,710	43.8
Written Options	(420,285)	(42.7)
Assets in Excess of Other Liabilities	3,825	0.4
	$983,981	100.0%

The accompanying notes are an integral part of these financial statements.

74

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 117.4%(a)
Call Options - 99.3%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.86(b)(c)(d)	$47,575,292	662	$46,902,594
Put Options - 18.1%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 10/30/2026; Exercise Price: $607.03	475,752,920	6,620	5,980,375
Expiration: 10/30/2026; Exercise Price: $682.10	95,150,584	1,324	2,594,749
Total Put Options			8,575,124
TOTAL PURCHASED OPTIONS (Cost $64,272,929)			55,477,718
TOTAL INVESTMENTS - 117.4% (Cost $64,272,929)			$55,477,718
Money Market Deposit Account - 0.5%(e)			249,428
Liabilities in Excess of Other Assets - (17.9)%			(8,487,459)
TOTAL NET ASSETS - 100.0%			$47,239,687

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

75

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (17.9)%
Call Options - (1.6)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $776.53(a)(b)	$(47,575,292)	(662)	$(760,896)
Put Options - (16.3)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $613.85(a)(b)	(570,903,504)	(7,944)	(7,697,736)
TOTAL WRITTEN OPTIONS (Premiums received $19,771,424)			$(8,458,632)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$55,477,718	117.4%
Written Options	(8,458,632)	(17.9)
Money Market Deposit Account	249,428	0.5
Liabilities in Excess of Other Assets	(28,827)	0.0
	$47,239,687	100.0%

The accompanying notes are an integral part of these financial statements.

76

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 113.5%(a)
Call Options - 100.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.72(b)(c)(d)	$31,477,308	438	$31,036,588
Put Options - 12.9%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 09/30/2026; Exercise Price: $592.90	314,773,080	4,380	2,737,763
Expiration: 09/30/2026; Exercise Price: $666.23	62,954,616	876	1,237,910
Total Put Options			3,975,673
TOTAL PURCHASED OPTIONS (Cost $40,818,724)			35,012,261
TOTAL INVESTMENTS - 113.5% (Cost $40,818,724)			$35,012,261
Money Market Deposit Account - 0.5%(e)			144,178
Liabilities in Excess of Other Assets - (14.0)%			(4,320,464)
TOTAL NET ASSETS - 100.0%			$30,835,975

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

77

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (13.9)%
Call Options - (2.5)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $749.72(a)(b)	$(31,477,308)	(438)	$(769,053)
Put Options - (11.4)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $599.56(a)(b)	(377,727,696)	(5,256)	(3,531,349)
TOTAL WRITTEN OPTIONS (Premiums received $11,005,977)			$(4,300,402)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$35,012,261	113.5%
Written Options	(4,300,402)	(13.9)
Money Market Deposit Account	144,178	0.5
Liabilities in Excess of Other Assets	(20,062)	(0.1)
	$30,835,975	100.0%

The accompanying notes are an integral part of these financial statements.

78

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 110.2%(a)
Call Options - 102.3%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.49(b)(c)(d)	$23,428,316	326	$23,164,608
Put Options - 7.9%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 08/31/2026; Exercise Price: $574.09	234,283,160	3,260	1,221,294
Expiration: 08/31/2026; Exercise Price: $645.09	46,856,632	652	561,339
Total Put Options			1,782,633
TOTAL PURCHASED OPTIONS (Cost $28,358,951)			24,947,241
TOTAL INVESTMENTS - 110.2% (Cost $28,358,951)			$24,947,241
Money Market Deposit Account - 0.5%(e)			111,395
Liabilities in Excess of Other Assets - (10.7)%			(2,427,881)
TOTAL NET ASSETS - 100.0%			$22,630,755

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

79

INNOVATOR EQUITY DUAL DIRECTIONAL 10 BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.7)%
Call Options - (3.7)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $726.71(a)(b)	$(23,428,316)	(326)	$(840,734)
Put Options - (7.0)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $580.55(a)(b)	(281,139,792)	(3,912)	(1,572,898)
TOTAL WRITTEN OPTIONS (Premiums received $7,092,226)			$(2,413,632)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$24,947,241	110.2%
Written Options	(2,413,632)	(10.7)
Money Market Deposit Account	111,395	0.5
Liabilities in Excess of Other Assets	(14,249)	0.0
	$22,630,755	100.0%

The accompanying notes are an integral part of these financial statements.

80

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 104.2%
Vanguard S&P 500 ETF(a)(b)(c)		157,180	$103,829,964
TOTAL EXCHANGE TRADED FUNDS (Cost $95,686,024)			103,829,964
	Notional Amount	Contracts
PURCHASED OPTIONS - 31.0%(d)
Call Options - 0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.43(b)(e)(f)	$2,245,972	34	279,065
Put Options - 30.7%
Vanguard S&P 500 ETF(b)(e)(f)
Expiration: 03/31/2027; Exercise Price: $501.94	1,592,262,032	24,104	23,704,597
Expiration: 03/31/2027; Exercise Price: $597.52	212,244,354	3,213	6,921,155
Total Put Options			30,625,752
TOTAL PURCHASED OPTIONS (Cost $48,500,406)			30,904,817
TOTAL INVESTMENTS - 135.2% (Cost $144,186,430)			$134,734,781
Money Market Deposit Account - 0.4%(g)			401,953
Liabilities in Excess of Other Assets - (35.6)%			(35,472,919)
TOTAL NET ASSETS - 100.0%			$99,663,815

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

81

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (35.5)%
Call Options - (7.1)%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $677.38(a)(b)	$(106,089,148)	(1,606)	$(7,134,109)
Put Options - (28.4)%
Vanguard S&P 500 ETF(a)(b)
Expiration: 03/31/2027; Exercise Price: $507.92	(1,804,572,444)	(27,318)	(28,205,835)
Expiration: 03/31/2027; Exercise Price: $621.43	(2,245,972)	(34)	(89,492)
Total Put Options			(28,295,327)
TOTAL WRITTEN OPTIONS (Premiums received $47,373,241)			$(35,429,436)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$103,829,964	104.2%
Purchased Options	30,904,817	31.0
Written Options	(35,429,436)	(35.5)
Money Market Deposit Account	401,953	0.4
Liabilities in Excess of Other Assets	(43,483)	(0.1)(a)
	$99,663,815	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

82

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - DECEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 123.6%(a)
Call Options - 100.6%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.89(b)(c)(d)	$120,878,612	1,682	$119,198,176
Put Options - 23.0%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 11/30/2026; Exercise Price: $574.05	1,813,179,180	25,230	19,707,658
Expiration: 11/30/2026; Exercise Price: $683.44	241,757,224	3,364	7,469,425
Total Put Options			27,177,083
TOTAL PURCHASED OPTIONS (Cost $167,066,658)			146,375,259
TOTAL INVESTMENTS - 123.6% (Cost $167,066,658)			$146,375,259
Money Market Deposit Account - 0.4%(e)			491,513
Liabilities in Excess of Other Assets - (24.0)%			(28,431,105)
TOTAL NET ASSETS - 100.0%			$118,435,667

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

83

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - DECEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (23.9)%
Call Options - (3.8)%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $749.00(a)(b)	$(120,878,612)	(1,682)	$(4,520,509)
Put Options - (20.1)%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $580.90(a)(b)	(2,054,936,404)	(28,594)	(23,830,240)
TOTAL WRITTEN OPTIONS (Premiums received $52,682,573)			$(28,350,749)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$146,375,259	123.6%
Written Options	(28,350,749)	(23.9)
Money Market Deposit Account	491,513	0.4
Liabilities in Excess of Other Assets	(80,356)	(0.1)
	$118,435,667	100.0%

The accompanying notes are an integral part of these financial statements.

84

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - FEBRUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 132.0%(a)
Call Options - 100.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.99(b)(c)(d)	$71,291,072	992	$70,128,289
Put Options - 31.5%
State Street SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 01/29/2027; Exercise Price: $581.25	1,069,366,080	14,880	16,313,986
Expiration: 01/29/2027; Exercise Price: $692.04	142,582,144	1,984	5,658,209
Total Put Options			21,972,195
TOTAL PURCHASED OPTIONS (Cost $99,960,481)			92,100,484
TOTAL INVESTMENTS - 132.0% (Cost $99,960,481)			$92,100,484
Money Market Deposit Account - 0.5%(e)			344,499
Liabilities in Excess of Other Assets - (32.5)%			(22,694,402)
TOTAL NET ASSETS - 100.0%			$69,750,581

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

85

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - FEBRUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (32.5)%
Call Options - (4.3)%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $756.74(a)(b)	$(71,291,072)	(992)	$(3,004,649)
Put Options - (28.2)%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $588.24(a)(b)	(1,211,948,224)	(16,864)	(19,649,596)
TOTAL WRITTEN OPTIONS (Premiums received $31,958,914)			$(22,654,245)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$92,100,484	132.0%
Written Options	(22,654,244)	(32.5)
Money Market Deposit Account	344,499	0.5
Liabilities in Excess of Other Assets	(40,158)	0.0
	$69,750,581	100.0%

The accompanying notes are an integral part of these financial statements.

86

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 127.9%(a)
Call Options - 101.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.89(b)(c)(d)	$80,274,322	1,117	$78,925,690
Put Options - 26.5%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 12/31/2026; Exercise Price: $572.81	1,204,114,830	16,755	15,186,062
Expiration: 12/31/2026; Exercise Price: $681.95	160,548,644	2,234	5,463,939
Total Put Options			20,650,001
TOTAL PURCHASED OPTIONS (Cost $109,406,664)			99,575,691
TOTAL INVESTMENTS - 127.9% (Cost $109,406,664)			$99,575,691
Money Market Deposit Account - 0.5%(e)			414,373
Liabilities in Excess of Other Assets - (28.4)%			(22,115,661)
TOTAL NET ASSETS - 100.0%			$77,874,403

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

87

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (28.3)%
Call Options - (4.8)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $743.09(a)(b)	$(80,274,322)	(1,117)	$(3,726,446)
Put Options - (23.5)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $579.66(a)(b)	(1,364,663,474)	(18,989)	(18,316,220)
TOTAL WRITTEN OPTIONS (Premiums received $31,311,430)			$(22,042,666)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$99,575,691	127.9%
Written Options	(22,042,666)	(28.3)
Money Market Deposit Account	414,373	0.5
Liabilities in Excess of Other Assets	(72,995)	(0.1)
	$77,874,403	100.0%

The accompanying notes are an integral part of these financial statements.

88

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.8%(a)
Call Options - 107.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.24(b)(c)(d)	$78,262,074	1,089	$77,390,874
Put Options - 2.1%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $518.99	1,173,931,110	16,335	1,037,109
Expiration: 06/30/2026; Exercise Price: $617.87	156,524,148	2,178	487,001
Total Put Options			1,524,110
TOTAL PURCHASED OPTIONS (Cost $93,944,828)			78,914,984
TOTAL INVESTMENTS - 109.8% (Cost $93,944,828)			$78,914,984
Money Market Deposit Account - 0.4%(e)			257,397
Liabilities in Excess of Other Assets - (10.2)%			(7,293,367)
TOTAL NET ASSETS - 100.0%			$71,879,014

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

89

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.1)%
Call Options - (8.3)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $672.22(a)(b)	$(78,262,074)	(1,089)	$(5,985,852)
Put Options - (1.8)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.20(a)(b)	(1,330,455,258)	(18,513)	(1,259,254)
TOTAL WRITTEN OPTIONS (Premiums received $24,372,507)			$(7,245,106)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$78,914,984	109.8%
Written Options	(7,245,106)	(10.1)
Money Market Deposit Account	257,397	0.4
Liabilities in Excess of Other Assets	(48,261)	(0.1)
	$71,879,014	100.0%

The accompanying notes are an integral part of these financial statements.

90

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - MARCH
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 134.7%(a)
Call Options - 101.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $6.93(b)(c)(d)	$47,215,962	657	$46,470,891
Put Options - 33.2%
State Street SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 02/26/2027; Exercise Price: $576.23	708,239,430	9,855	11,397,998
Expiration: 02/26/2027; Exercise Price: $686.06	94,431,924	1,314	3,770,720
Total Put Options			15,168,718
TOTAL PURCHASED OPTIONS (Cost $68,964,512)			61,639,609
TOTAL INVESTMENTS - 134.7% (Cost $68,964,512)			$61,639,609
Money Market Deposit Account - 0.5%(e)			217,249
Liabilities in Excess of Other Assets - (35.2)%			(16,090,435)
TOTAL NET ASSETS - 100.0%			$45,766,423

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

91

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - MARCH
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (35.1)%
Call Options - (5.2)%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $753.08(a)(b)	$(47,215,962)	(657)	$(2,367,112)
Put Options - (29.9)%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $583.16(a)(b)	(802,671,354)	(11,169)	(13,692,188)
TOTAL WRITTEN OPTIONS (Premiums received $24,567,006)			$(16,059,300)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$61,639,609	134.7%
Written Options	(16,059,301)	(35.1)
Money Market Deposit Account	217,249	0.5
Liabilities in Excess of Other Assets	(31,134)	(0.1)
	$45,766,423	100.0%

The accompanying notes are an integral part of these financial statements.

92

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - MAY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 98.6%
Vanguard S&P 500 ETF(a)(b)(c)		1,468	$969,731
TOTAL EXCHANGE TRADED FUNDS (Cost $969,739)			969,731
	Notional Amount	Contracts
PURCHASED OPTIONS - 48.2%(d)
Put Options - 48.2%
Vanguard S&P 500 ETF(b)(e)(f)
Expiration: 04/30/2027; Exercise Price: $554.89	$14,863,050	225	360,675
Expiration: 04/30/2027; Exercise Price: $660.56	1,981,740	30	114,060
TOTAL PURCHASED OPTIONS (Cost $475,066)			474,735
TOTAL INVESTMENTS - 146.8% (Cost $1,444,805)			$1,444,466
Liabilities in Excess of Other Assets - (46.8)%			(460,484)
TOTAL NET ASSETS - 100.0%			$983,982

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

93

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - MAY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (47.2)%
Call Options - (3.3)%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $729.90(a)(b)	$(990,870)	(15)	$(32,100)
Put Options - (43.9)%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $561.49(a)(b)	(14,863,050)	(255)	(431,970)
TOTAL WRITTEN OPTIONS (Premiums received $463,710)			$(464,070)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$969,731	98.6%
Purchased Options	474,735	48.2
Written Options	(464,070)	(47.2)
Assets in Excess of Other Liabilities	3,586	0.4
	$983,982	100.0%

The accompanying notes are an integral part of these financial statements.

94

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 119.2%(a)
Call Options - 100.1%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.88(b)(c)(d)	$111,751,630	1,555	$110,168,454
Put Options - 19.1%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 10/30/2026; Exercise Price: $572.93	1,676,274,450	23,325	14,945,260
Expiration: 10/30/2026; Exercise Price: $682.11	223,503,260	3,110	6,095,538
Total Put Options			21,040,798
TOTAL PURCHASED OPTIONS (Cost $152,886,293)			131,209,252
TOTAL INVESTMENTS - 119.2% (Cost $152,886,293)			$131,209,252
Money Market Deposit Account - 0.4%(e)			482,814
Liabilities in Excess of Other Assets - (19.6)%			(21,575,790)
TOTAL NET ASSETS - 100.0%			$110,116,276

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

95

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (19.5)%
Call Options - (3.1)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $750.27(a)(b)	$(111,751,630)	(1,555)	$(3,398,639)
Put Options - (16.4)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.76(a)(b)	(1,899,777,710)	(26,435)	(18,121,721)
TOTAL WRITTEN OPTIONS (Premiums received $44,654,547)			$(21,520,360)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$131,209,252	119.2%
Written Options	(21,520,360)	(19.5)
Money Market Deposit Account	482,814	0.4
Liabilities in Excess of Other Assets	(55,430)	(0.1)
	$110,116,276	100.0%

The accompanying notes are an integral part of these financial statements.

96

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 115.5%(a)
Call Options - 101.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.73(b)(c)(d)	$102,480,916	1,426	$101,044,663
Put Options - 13.6%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 09/30/2026; Exercise Price: $559.59	1,537,213,740	21,390	9,438,552
Expiration: 09/30/2026; Exercise Price: $666.21	204,961,832	2,852	4,029,334
Total Put Options			13,467,886
TOTAL PURCHASED OPTIONS (Cost $137,161,320)			114,512,549
TOTAL INVESTMENTS - 115.5% (Cost $137,161,320)			$114,512,549
Money Market Deposit Account - 0.5%(e)			452,127
Liabilities in Excess of Other Assets - (16.0)%			(15,805,288)
TOTAL NET ASSETS - 100.0%			$99,159,388

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

97

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (15.9)%
Call Options - (4.3)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $726.34(a)(b)	$(102,480,916)	(1,426)	$(4,291,218)
Put Options - (11.6)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.28(a)(b)	(1,742,175,572)	(24,242)	(11,448,285)
TOTAL WRITTEN OPTIONS (Premiums received $40,091,311)			$(15,739,503)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$114,512,549	115.5%
Written Options	(15,739,504)	(15.9)
Money Market Deposit Account	452,127	0.5
Liabilities in Excess of Other Assets	(65,784)	(0.1)
	$99,159,388	100.0%

The accompanying notes are an integral part of these financial statements.

98

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 112.7%(a)
Call Options - 104.2%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.50(b)(c)(d)	$55,480,552	772	$54,855,302
Put Options - 8.5%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 08/31/2026; Exercise Price: $541.84	832,208,280	11,580	3,115,830
Expiration: 08/31/2026; Exercise Price: $645.10	110,961,104	1,544	1,329,477
Total Put Options			4,445,307
TOTAL PURCHASED OPTIONS (Cost $68,886,323)			59,300,609
TOTAL INVESTMENTS - 112.7% (Cost $68,886,323)			$59,300,609
Money Market Deposit Account - 0.4%(e)			226,572
Liabilities in Excess of Other Assets - (13.1)%			(6,902,481)
TOTAL NET ASSETS - 100.0%			$52,624,700

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

99

INNOVATOR EQUITY DUAL DIRECTIONAL 15 BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (13.0)%
Call Options - (5.9)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $705.10(a)(b)	$(55,480,552)	(772)	$(3,104,359)
Put Options - (7.1)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $548.31(a)(b)	(943,169,384)	(13,124)	(3,762,782)
TOTAL WRITTEN OPTIONS (Premiums received $18,200,211)			$(6,867,141)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$59,300,609	112.7%
Written Options	(6,867,141)	(13.0)
Money Market Deposit Account	226,572	0.4
Liabilities in Excess of Other Assets	(35,340)	(0.1)
	$52,624,700	100.0%

The accompanying notes are an integral part of these financial statements.

100

INNOVATOR EQUITY DUAL DIRECTIONAL 5 BUFFER ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.6%(a)
Call Options - 105.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $1.64(b)(c)(d)	$57,420,934	799	$57,143,777
Put Options - 2.7%
State Street SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $611.32	287,104,670	3,995	807,389
Expiration: 06/30/2026; Exercise Price: $650.35	114,841,868	1,598	620,248
Total Put Options			1,427,637
TOTAL PURCHASED OPTIONS (Cost $61,150,837)			58,571,414
TOTAL INVESTMENTS - 108.6% (Cost $61,150,837)			$58,571,414
Money Market Deposit Account - 0.1%(e)			59,749
Liabilities in Excess of Other Assets - (8.7)%			(4,694,254)
TOTAL NET ASSETS - 100.0%			$53,936,909

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

101

INNOVATOR EQUITY DUAL DIRECTIONAL 5 BUFFER ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.6)%
Call Options - (6.3)%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $686.76(a)(b)	$(57,420,934)	(799)	$(3,398,299)
Put Options - (2.3)%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.82(a)(b)	(401,946,538)	(5,593)	(1,249,644)
TOTAL WRITTEN OPTIONS (Premiums received $9,202,656)			$(4,647,943)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$58,571,414	108.6%
Written Options	(4,647,943)	(8.6)
Money Market Deposit Account	59,749	0.1
Liabilities in Excess of Other Assets	(46,311)	(0.1)
	$53,936,909	100.0%

The accompanying notes are an integral part of these financial statements.

102

INNOVATOR GROWTH ACCELERATED ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 122.4%(a)
Call Options - 122.4%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $1.44	$57,893,058	867	$57,685,828
Expiration: 06/30/2026; Exercise Price: $577.18	57,893,058	867	8,398,967
TOTAL PURCHASED OPTIONS (Cost $52,529,307)			66,084,795
TOTAL INVESTMENTS - 122.4% (Cost $52,529,307)			$66,084,795
Money Market Deposit Account - 0.1%(e)			67,302
Liabilities in Excess of Other Assets - (22.5)%			(12,173,180)
TOTAL NET ASSETS - 100.0%			$53,978,917

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

103

INNOVATOR GROWTH ACCELERATED ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (22.5)%
Call Options - (22.5)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $606.67(a)(b)	$(115,786,116)	(1,734)	$(12,138,815)
TOTAL WRITTEN OPTIONS (Premiums received $2,616,228)			$(12,138,815)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$66,084,795	122.4%
Written Options	(12,138,815)	(22.5)
Money Market Deposit Account	67,302	0.1
Liabilities in Excess of Other Assets	(34,365)	0.0
	$53,978,917	100.0%

The accompanying notes are an integral part of these financial statements.

104

INNOVATOR GROWTH ACCELERATED PLUS ETF - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 147.7%(a)
Call Options - 147.7%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 03/31/2027; Exercise Price: $5.78	$17,294,466	259	$17,079,211
Expiration: 03/31/2027; Exercise Price: $577.18	34,588,932	518	6,840,087
TOTAL PURCHASED OPTIONS (Cost $18,246,458)			23,919,298
TOTAL INVESTMENTS - 147.7% (Cost $18,246,458)			$23,919,298
Money Market Deposit Account - 0.2%(e)			25,048
Liabilities in Excess of Other Assets - (47.9)%			(7,752,611)
TOTAL NET ASSETS - 100.0%			$16,191,735

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

105

INNOVATOR GROWTH ACCELERATED PLUS ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (47.8)%
Call Options - (47.8)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $621.05(a)(b)	$(51,883,398)	(777)	$(7,742,766)
TOTAL WRITTEN OPTIONS (Premiums received $3,451,532)			$(7,742,766)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$23,919,298	147.7%
Written Options	(7,742,766)	(47.8)
Money Market Deposit Account	25,048	0.2
Liabilities in Excess of Other Assets	(9,845)	(0.1)
	$16,191,735	100.0%

The accompanying notes are an integral part of these financial statements.

106

INNOVATOR GROWTH ACCELERATED PLUS ETF - JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 129.9%(a)
Call Options - 129.9%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 12/31/2026; Exercise Price: $6.16	$17,094,144	256	$16,875,876
Expiration: 12/31/2026; Exercise Price: $614.31	34,188,288	512	4,762,301
TOTAL PURCHASED OPTIONS (Cost $18,677,691)			21,638,177
TOTAL INVESTMENTS - 129.9% (Cost $18,677,691)			$21,638,177
Money Market Deposit Account - 0.4%(e)			59,401
Liabilities in Excess of Other Assets - (30.3)%			(5,035,169)
TOTAL NET ASSETS - 100.0%			$16,662,409

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

107

INNOVATOR GROWTH ACCELERATED PLUS ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (30.2)%
Call Options - (30.2)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $653.99(a)(b)	$(51,282,432)	(768)	$(5,025,623)
TOTAL WRITTEN OPTIONS (Premiums received $2,930,047)			$(5,025,623)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$21,638,177	129.9%
Written Options	(5,025,623)	(30.2)
Money Market Deposit Account	59,401	0.4
Liabilities in Excess of Other Assets	(9,546)	(0.1)
	$16,662,409	100.0%

The accompanying notes are an integral part of these financial statements.

108

INNOVATOR GROWTH ACCELERATED PLUS ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 141.1%(a)
Call Options - 141.1%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $5.53	$28,178,628	422	$27,906,341
Expiration: 06/30/2026; Exercise Price: $551.64	56,357,256	844	10,216,426
TOTAL PURCHASED OPTIONS (Cost $28,397,240)			38,122,767
TOTAL INVESTMENTS - 141.1% (Cost $28,397,240)			$38,122,767
Money Market Deposit Account - 0.3%(e)			74,502
Liabilities in Excess of Other Assets - (41.4)%			(11,173,709)
TOTAL NET ASSETS - 100.0%			$27,023,560

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

109

INNOVATOR GROWTH ACCELERATED PLUS ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (41.3)%
Call Options - (41.3)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $586.61(a)(b)	$(84,535,884)	(1,266)	$(11,157,055)
TOTAL WRITTEN OPTIONS (Premiums received $5,086,852)			$(11,157,055)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$38,122,767	141.1%
Written Options	(11,157,055)	(41.3)
Money Market Deposit Account	74,502	0.3
Liabilities in Excess of Other Assets	(16,654)	(0.1)
	$27,023,560	100.0%

The accompanying notes are an integral part of these financial statements.

110

INNOVATOR GROWTH ACCELERATED PLUS ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 127.7%(a)
Call Options - 127.7%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 09/30/2026; Exercise Price: $6.02	$15,758,664	236	$15,579,120
Expiration: 09/30/2026; Exercise Price: $600.37	31,517,328	472	4,268,390
TOTAL PURCHASED OPTIONS (Cost $17,333,487)			19,847,510
TOTAL INVESTMENTS - 127.7% (Cost $17,333,487)			$19,847,510
Money Market Deposit Account - 0.4%(e)			54,726
Liabilities in Excess of Other Assets - (28.1)%			(4,355,833)
TOTAL NET ASSETS - 100.0%			$15,546,403

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

111

INNOVATOR GROWTH ACCELERATED PLUS ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (28.0)%
Call Options - (28.0)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $638.13(a)(b)	$(47,275,992)	(708)	$(4,346,561)
TOTAL WRITTEN OPTIONS (Premiums received $2,780,990)			$(4,346,561)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$19,847,510	127.7%
Written Options	(4,346,561)	(28.0)
Money Market Deposit Account	54,726	0.4
Liabilities in Excess of Other Assets	(9,272)	(0.1)
	$15,546,403	100.0%

The accompanying notes are an integral part of these financial statements.

112

INNOVATOR GROWTH-100 DUAL DIRECTIONAL 5 BUFFER ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 112.3%(a)
Call Options - 109.6%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $1.43(b)(c)(d)	$26,976,696	404	$26,880,536
Put Options - 2.7%
Invesco QQQ Trust Series 1(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $542.55	134,883,480	2,020	381,396
Expiration: 06/30/2026; Exercise Price: $577.17	53,953,392	808	273,209
Total Put Options			654,605
TOTAL PURCHASED OPTIONS (Cost $28,475,287)			27,535,141
TOTAL INVESTMENTS - 112.3% (Cost $28,475,287)			$27,535,141
Money Market Deposit Account - 0.2%(e)			41,712
Liabilities in Excess of Other Assets - (12.5)%			(3,065,777)
TOTAL NET ASSETS - 100.0%			$24,511,076

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

113

INNOVATOR GROWTH-100 DUAL DIRECTIONAL 5 BUFFER ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.4)%
Call Options - (10.0)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $617.12(a)(b)	$(26,976,696)	(404)	$(2,460,824)
Put Options - (2.4)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $548.31(a)(b)	(188,836,872)	(2,828)	(585,962)
TOTAL WRITTEN OPTIONS (Premiums received $5,220,333)			$(3,046,786)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$27,535,141	112.3%
Written Options	(3,046,786)	(12.4)
Money Market Deposit Account	41,712	0.2
Liabilities in Excess of Other Assets	(18,991)	(0.1)
	$24,511,076	100.0%

The accompanying notes are an integral part of these financial statements.

114

INNOVATOR GROWTH-100 POWER BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 112.1%(a)
Call Options - 108.3%
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $5.77(b)(c)(d)	$237,114,474	3,551	$234,166,647
Put Options - 3.8%
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $577.18(b)(c)(d)	237,114,474	3,551	8,142,656
TOTAL PURCHASED OPTIONS (Cost $219,312,407)			242,309,303
TOTAL INVESTMENTS - 112.1% (Cost $219,312,407)			$242,309,303
Money Market Deposit Account - 0.3%(e)			568,837
Liabilities in Excess of Other Assets - (12.4)%			(26,757,099)
TOTAL NET ASSETS - 100.0%			$216,121,041

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

115

INNOVATOR GROWTH-100 POWER BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.3)%
Call Options - (10.5)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $676.63(a)(b)	$(237,114,474)	(3,551)	$(22,727,820)
Put Options - (1.8)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2027; Exercise Price: $490.60(a)(b)	(237,114,474)	(3,551)	(3,898,288)
TOTAL WRITTEN OPTIONS (Premiums received $16,107,677)			$(26,626,108)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$242,309,303	112.1%
Written Options	(26,626,108)	(12.3)
Money Market Deposit Account	568,837	0.3
Liabilities in Excess of Other Assets	(130,991)	(0.1)
	$216,121,041	100.0%

The accompanying notes are an integral part of these financial statements.

116

INNOVATOR GROWTH-100 POWER BUFFER ETF - AUGUST
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.0%(a)
Call Options - 106.2%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $5.65(b)(c)(d)	$86,138,460	1,290	$85,288,698
Put Options - 0.8%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $565.01(b)(c)(d)	86,138,460	1,290	666,337
TOTAL PURCHASED OPTIONS (Cost $77,248,933)			85,955,035
TOTAL INVESTMENTS - 107.0% (Cost $77,248,933)			$85,955,035
Money Market Deposit Account - 0.3%(e)			241,694
Liabilities in Excess of Other Assets - (7.3)%			(5,835,582)
TOTAL NET ASSETS - 100.0%			$80,361,147

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

117

INNOVATOR GROWTH-100 POWER BUFFER ETF - AUGUST
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.2)%
Call Options - (6.9)%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $648.35(a)(b)	$(86,138,460)	(1,290)	$(5,569,162)
Put Options - (0.3)%
Invesco QQQ Trust Series 1, Expiration: 07/31/2026; Exercise Price: $480.26(a)(b)	(86,138,460)	(1,290)	(216,604)
TOTAL WRITTEN OPTIONS (Premiums received $4,125,506)			$(5,785,766)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$85,955,035	107.0%
Written Options	(5,785,766)	(7.2)
Money Market Deposit Account	241,694	0.3
Liabilities in Excess of Other Assets	(49,816)	(0.1)
	$80,361,147	100.0%

The accompanying notes are an integral part of these financial statements.

118

INNOVATOR GROWTH-100 POWER BUFFER ETF - DECEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.6%(a)
Call Options - 101.9%
Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $6.19(b)(c)(d)	$82,399,116	1,234	$81,443,482
Put Options - 3.7%
Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $619.25(b)(c)(d)	82,399,116	1,234	2,953,073
TOTAL PURCHASED OPTIONS (Cost $80,502,811)			84,396,555
TOTAL INVESTMENTS - 105.6% (Cost $80,502,811)			$84,396,555
Money Market Deposit Account - 0.3%(e)			231,152
Liabilities in Excess of Other Assets - (5.9)%			(4,690,142)
TOTAL NET ASSETS - 100.0%			$79,937,565

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

119

INNOVATOR GROWTH-100 POWER BUFFER ETF - DECEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.8)%
Call Options - (4.3)%
Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $714.61(a)(b)	$(82,399,116)	(1,234)	$(3,467,639)
Put Options - (1.5)%
Invesco QQQ Trust Series 1, Expiration: 11/30/2026; Exercise Price: $526.36(a)(b)	(82,399,116)	(1,234)	(1,174,866)
TOTAL WRITTEN OPTIONS (Premiums received $4,882,370)			$(4,642,505)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$84,396,555	105.6%
Written Options	(4,642,505)	(5.8)
Money Market Deposit Account	231,152	0.3
Liabilities in Excess of Other Assets	(47,637)	(0.1)
	$79,937,565	100.0%

The accompanying notes are an integral part of these financial statements.

120

INNOVATOR GROWTH-100 POWER BUFFER ETF - FEBRUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.3%(a)
Call Options - 102.8%
Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $6.22(b)(c)(d)	$86,605,878	1,297	$85,499,278
Put Options - 4.5%
Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $621.87(b)(c)(d)	86,605,878	1,297	3,780,158
TOTAL PURCHASED OPTIONS (Cost $84,983,004)			89,279,436
TOTAL INVESTMENTS - 107.3% (Cost $84,983,004)			$89,279,436
Money Market Deposit Account - 0.3%(e)			262,132
Liabilities in Excess of Other Assets - (7.6)%			(6,336,765)
TOTAL NET ASSETS - 100.0%			$83,204,803

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

121

INNOVATOR GROWTH-100 POWER BUFFER ETF - FEBRUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.6)%
Call Options - (5.6)%
Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $715.83(a)(b)	$(86,605,878)	(1,297)	$(4,649,291)
Put Options - (2.0)%
Invesco QQQ Trust Series 1, Expiration: 01/29/2027; Exercise Price: $528.59(a)(b)	(86,605,878)	(1,297)	(1,637,346)
TOTAL WRITTEN OPTIONS (Premiums received $5,378,997)			$(6,286,637)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$89,279,436	107.3%
Written Options	(6,286,637)	(7.6)
Money Market Deposit Account	262,132	0.3
Liabilities in Excess of Other Assets	(50,128)	0.0
	$83,204,803	100.0%

The accompanying notes are an integral part of these financial statements.

122

INNOVATOR GROWTH-100 POWER BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.2%(a)
Call Options - 103.3%
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $6.14(b)(c)(d)	$388,224,036	5,814	$383,278,299
Put Options - 3.9%
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $614.31(b)(c)(d)	388,224,036	5,814	14,723,315
TOTAL PURCHASED OPTIONS (Cost $377,415,869)			398,001,614
TOTAL INVESTMENTS - 107.2% (Cost $377,415,869)			$398,001,614
Money Market Deposit Account - 0.3%(e)			1,047,186
Liabilities in Excess of Other Assets - (7.5)%			(27,934,945)
TOTAL NET ASSETS - 100.0%			$371,113,855

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

123

INNOVATOR GROWTH-100 POWER BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.5)%
Call Options - (5.8)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $704.31(a)(b)	$(388,224,036)	(5,814)	$(21,495,346)
Put Options - (1.7)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2026; Exercise Price: $522.16(a)(b)	(388,224,036)	(5,814)	(6,207,143)
TOTAL WRITTEN OPTIONS (Premiums received $23,461,503)			$(27,702,489)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$398,001,614	107.2%
Written Options	(27,702,489)	(7.5)
Money Market Deposit Account	1,047,186	0.3
Liabilities in Excess of Other Assets	(232,456)	0.0
	$371,113,855	100.0%

The accompanying notes are an integral part of these financial statements.

124

INNOVATOR GROWTH-100 POWER BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.7%(a)
Call Options - 107.3%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $5.52(b)(c)(d)	$230,570,622	3,453	$228,346,061
Put Options - 0.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $551.64(b)(c)(d)	230,570,622	3,453	755,482
TOTAL PURCHASED OPTIONS (Cost $201,106,140)			229,101,543
TOTAL INVESTMENTS - 107.7% (Cost $201,106,140)			$229,101,543
Money Market Deposit Account - 0.3%(e)			690,596
Liabilities in Excess of Other Assets - (8.0)%			(17,058,151)
TOTAL NET ASSETS - 100.0%			$212,733,988

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

125

INNOVATOR GROWTH-100 POWER BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.0)%
Call Options - (7.9)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $632.23(a)(b)	$(230,570,622)	(3,453)	$(16,695,359)
Put Options - (0.1)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $468.89(a)(b)	(230,570,622)	(3,453)	(226,931)
TOTAL WRITTEN OPTIONS (Premiums received $11,919,115)			$(16,922,290)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$229,101,543	107.7%
Written Options	(16,922,290)	(8.0)
Money Market Deposit Account	690,596	0.3
Liabilities in Excess of Other Assets	(135,861)	0.0
	$212,733,988	100.0%

The accompanying notes are an integral part of these financial statements.

126

INNOVATOR GROWTH-100 POWER BUFFER ETF - JUNE
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 112.0%(a)
Call Options - 112.0%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $5.19(b)(c)(d)	$63,702,396	954	$63,190,804
Put Options - 0.0%(e)
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $519.11(b)(c)(d)	63,702,396	954	32,465
TOTAL PURCHASED OPTIONS (Cost $54,724,919)			63,223,269
TOTAL INVESTMENTS - 112.0% (Cost $54,724,919)			$63,223,269
Money Market Deposit Account - 0.3%(f)			166,407
Liabilities in Excess of Other Assets - (12.3)%			(6,963,220)
TOTAL NET ASSETS - 100.0%			$56,426,456

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Represents less than 0.05% of net assets.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

127

INNOVATOR GROWTH-100 POWER BUFFER ETF - JUNE
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.3)%
Call Options - (12.3)%
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $598.95(a)(b)	$(63,702,396)	(954)	$(6,913,190)
Put Options - (0.0)%(c)
Invesco QQQ Trust Series 1, Expiration: 05/29/2026; Exercise Price: $441.24(a)(b)	(63,702,396)	(954)	(10,942)
TOTAL WRITTEN OPTIONS (Premiums received $3,044,494)			$(6,924,132)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$63,223,269	112.0%
Written Options	(6,924,132)	(12.3)
Money Market Deposit Account	166,407	0.3
Liabilities in Excess of Other Assets	(39,088)	0.0
	$56,426,456	100.0%

The accompanying notes are an integral part of these financial statements.

128

INNOVATOR GROWTH-100 POWER BUFFER ETF - MARCH
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.9%(a)
Call Options - 104.6%
Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $6.07(b)(c)(d)	$98,825,520	1,480	$97,600,613
Put Options - 4.3%
Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $607.29(b)(c)(d)	98,825,520	1,480	4,048,910
TOTAL PURCHASED OPTIONS (Cost $94,736,489)			101,649,523
TOTAL INVESTMENTS - 108.9% (Cost $94,736,489)			$101,649,523
Money Market Deposit Account - 0.3%(e)			289,665
Liabilities in Excess of Other Assets - (9.2)%			(8,617,704)
TOTAL NET ASSETS - 100.0%			$93,321,484

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

129

INNOVATOR GROWTH-100 POWER BUFFER ETF - MARCH
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.2)%
Call Options - (7.2)%
Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $703.73(a)(b)	$(98,825,520)	(1,480)	$(6,725,608)
Put Options - (2.0)%
Invesco QQQ Trust Series 1, Expiration: 02/26/2027; Exercise Price: $516.20(a)(b)	(98,825,520)	(1,480)	(1,834,475)
TOTAL WRITTEN OPTIONS (Premiums received $6,374,983)			$(8,560,083)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$101,649,523	108.9%
Written Options	(8,560,083)	(9.2)
Money Market Deposit Account	289,665	0.3
Liabilities in Excess of Other Assets	(57,621)	0.0
	$93,321,484	100.0%

The accompanying notes are an integral part of these financial statements.

130

INNOVATOR GROWTH-100 POWER BUFFER ETF - MAY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.7%(a)
Call Options - 99.2%
Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $6.68(b)(c)(d)	$13,621,896	204	$13,445,844
Put Options - 7.5%
Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $667.74(b)(c)(d)	13,621,896	204	1,010,820
TOTAL PURCHASED OPTIONS (Cost $14,457,540)			14,456,664
TOTAL INVESTMENTS - 106.7% (Cost $14,457,540)			$14,456,664
Money Market Deposit Account - 0.4%(e)			49,415
Liabilities in Excess of Other Assets - (7.1)%			(955,020)
TOTAL NET ASSETS - 100.0%			$13,551,059

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

131

INNOVATOR GROWTH-100 POWER BUFFER ETF - MAY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.2)%
Call Options - (3.8)%
Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $776.11(a)(b)	$(13,621,896)	(204)	$(511,428)
Put Options - (3.4)%
Invesco QQQ Trust Series 1, Expiration: 04/30/2027; Exercise Price: $567.58(a)(b)	(13,621,896)	(204)	(463,896)
TOTAL WRITTEN OPTIONS (Premiums received $974,428)			$(975,324)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$14,456,664	106.7%
Written Options	(975,324)	(7.2)
Money Market Deposit Account	49,415	0.4
Assets in Excess of Other Liabilities	20,304	0.1
	$13,551,059	100.0%

The accompanying notes are an integral part of these financial statements.

132

INNOVATOR GROWTH-100 POWER BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.8%(a)
Call Options - 100.2%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $6.29(b)(c)(d)	$112,647,738	1,687	$111,324,455
Put Options - 3.6%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $629.07(b)(c)(d)	112,647,738	1,687	3,959,018
TOTAL PURCHASED OPTIONS (Cost $112,156,576)			115,283,473
TOTAL INVESTMENTS - 103.8% (Cost $112,156,576)			$115,283,473
Money Market Deposit Account - 0.4%(e)			391,299
Liabilities in Excess of Other Assets - (4.2)%			(4,565,288)
TOTAL NET ASSETS - 100.0%			$111,109,484

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

133

INNOVATOR GROWTH-100 POWER BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.0)%
Call Options - (2.7)%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $729.22(a)(b)	$(112,647,738)	(1,687)	$(3,045,710)
Put Options - (1.3)%
Invesco QQQ Trust Series 1, Expiration: 10/30/2026; Exercise Price: $534.71(a)(b)	(112,647,738)	(1,687)	(1,451,444)
TOTAL WRITTEN OPTIONS (Premiums received $6,327,902)			$(4,497,154)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$115,283,473	103.8%
Written Options	(4,497,154)	(4.0)
Money Market Deposit Account	391,299	0.4
Liabilities in Excess of Other Assets	(68,134)	(0.2)
	$111,109,484	100.0%

The accompanying notes are an integral part of these financial statements.

134

INNOVATOR GROWTH-100 POWER BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.5%(a)
Call Options - 103.2%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $6.00(b)(c)(d)	$247,264,122	3,703	$244,454,249
Put Options - 2.3%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $600.37(b)(c)(d)	247,264,122	3,703	5,421,599
TOTAL PURCHASED OPTIONS (Cost $236,774,146)			249,875,848
TOTAL INVESTMENTS - 105.5% (Cost $236,774,146)			$249,875,848
Money Market Deposit Account - 0.3%(e)			779,319
Liabilities in Excess of Other Assets - (5.8)%			(13,701,777)
TOTAL NET ASSETS - 100.0%			$236,953,390

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

135

INNOVATOR GROWTH-100 POWER BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.7)%
Call Options - (4.9)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $685.98(a)(b)	$(247,264,122)	(3,703)	$(11,614,793)
Put Options - (0.8)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2026; Exercise Price: $510.31(a)(b)	(247,264,122)	(3,703)	(1,939,631)
TOTAL WRITTEN OPTIONS (Premiums received $14,204,589)			$(13,554,424)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$249,875,848	105.5%
Written Options	(13,554,424)	(5.7)
Money Market Deposit Account	779,319	0.3
Liabilities in Excess of Other Assets	(147,353)	(0.1)
	$236,953,390	100.0%

The accompanying notes are an integral part of these financial statements.

136

INNOVATOR GROWTH-100 POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.9%(a)
Call Options - 106.6%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $5.70(b)(c)(d)	$41,934,072	628	$41,520,873
Put Options - 1.3%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $570.40(b)(c)(d)	41,934,072	628	502,651
TOTAL PURCHASED OPTIONS (Cost $39,335,170)			42,023,524
TOTAL INVESTMENTS - 107.9% (Cost $39,335,170)			$42,023,524
Money Market Deposit Account - 0.4%(e)			149,472
Liabilities in Excess of Other Assets - (8.3)%			(3,232,494)
TOTAL NET ASSETS - 100.0%			$38,940,502

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

137

INNOVATOR GROWTH-100 POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.2)%
Call Options - (7.8)%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $649.80(a)(b)	$(41,934,072)	(628)	$(3,030,571)
Put Options - (0.4)%
Invesco QQQ Trust Series 1, Expiration: 08/31/2026; Exercise Price: $484.84(a)(b)	(41,934,072)	(628)	(177,875)
TOTAL WRITTEN OPTIONS (Premiums received $1,915,223)			$(3,208,446)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$42,023,524	107.9%
Written Options	(3,208,446)	(8.2)
Money Market Deposit Account	149,472	0.4
Liabilities in Excess of Other Assets	(24,048)	(0.1)
	$38,940,502	100.0%

The accompanying notes are an integral part of these financial statements.

138

INNOVATOR INTERNATIONAL DEVELOPED 10 BUFFER ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.1%(a)
Call Options - 100.5%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $0.24(b)(c)(d)	$106,453,728	10,404	$104,601,816
Put Options - 1.6%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $97.13(b)(c)(d)	106,453,728	10,404	1,612,620
TOTAL PURCHASED OPTIONS (Cost $104,230,128)			106,214,436
TOTAL INVESTMENTS - 102.1% (Cost $104,230,128)			$106,214,436
Money Market Deposit Account - 0.1%(e)			82,772
Liabilities in Excess of Other Assets - (2.2)%			(2,267,492)
TOTAL NET ASSETS - 100.0%			$104,029,716

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

139

INNOVATOR INTERNATIONAL DEVELOPED 10 BUFFER ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.1)%
Call Options - (1.7)%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $104.12(a)(b)	$(106,453,728)	(10,404)	$(1,737,468)
Put Options - (0.4)%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $87.42(a)(b)	(106,453,728)	(10,404)	(488,988)
TOTAL WRITTEN OPTIONS (Premiums received $3,205,546)			$(2,226,456)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$106,214,436	102.1%
Written Options	(2,226,456)	(2.1)
Money Market Deposit Account	82,772	0.1
Liabilities in Excess of Other Assets	(41,036)	(0.1)(a)
	$104,029,716	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

140

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.8%(a)
Call Options - 100.0%
iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $0.97(b)(c)(d)	$212,375,392	20,756	$205,178,664
Put Options - 4.8%
iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $97.13(b)(c)(d)	212,375,392	20,756	9,776,906
TOTAL PURCHASED OPTIONS (Cost $212,305,116)			214,955,570
TOTAL INVESTMENTS - 104.8% (Cost $212,305,116)			$214,955,570
Money Market Deposit Account - 0.2%(e)			467,507
Liabilities in Excess of Other Assets - (5.0)%			(10,289,667)
TOTAL NET ASSETS - 100.0%			$205,133,410

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

141

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.9)%
Call Options - (2.7)%
iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $113.64(a)(b)	$(212,375,392)	(20,756)	$(5,609,724)
Put Options - (2.2)%
iShares MSCI EAFE ETF, Expiration: 03/31/2027; Exercise Price: $82.56(a)(b)	(212,375,392)	(20,756)	(4,538,715)
TOTAL WRITTEN OPTIONS (Premiums received $12,518,251)			$(10,148,439)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$214,955,570	104.8%
Written Options	(10,148,439)	(4.9)
Money Market Deposit Account	467,507	0.2
Liabilities in Excess of Other Assets	(141,228)	(0.1)
	$205,133,410	100.0%

The accompanying notes are an integral part of these financial statements.

142

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - AUGUST
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.9%(a)
Call Options - 104.0%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $0.88(b)(c)(d)	$48,837,336	4,773	$47,557,886
Put Options - 0.9%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $87.52(b)(c)(d)	48,837,336	4,773	414,344
TOTAL PURCHASED OPTIONS (Cost $44,659,642)			47,972,230
TOTAL INVESTMENTS - 104.9% (Cost $44,659,642)			$47,972,230
Money Market Deposit Account - 0.3%(e)			126,617
Liabilities in Excess of Other Assets - (5.2)%			(2,387,111)
TOTAL NET ASSETS - 100.0%			$45,711,736

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

143

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - AUGUST
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.1)%
Call Options - (4.7)%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $99.79(a)(b)	$(48,837,336)	(4,773)	$(2,171,476)
Put Options - (0.4)%
iShares MSCI EAFE ETF, Expiration: 07/31/2026; Exercise Price: $74.39(a)(b)	(48,837,336)	(4,773)	(178,415)
TOTAL WRITTEN OPTIONS (Premiums received $1,118,397)			$(2,349,891)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$47,972,230	104.9%
Written Options	(2,349,891)	(5.1)
Money Market Deposit Account	126,617	0.3
Liabilities in Excess of Other Assets	(37,220)	(0.1)
	$45,711,736	100.0%

The accompanying notes are an integral part of these financial statements.

144

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - DECEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.8%(a)
Call Options - 99.7%
iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $0.95(b)(c)(d)	$45,501,704	4,447	$44,218,344
Put Options - 3.1%
iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $95.19(b)(c)(d)	45,501,704	4,447	1,355,401
TOTAL PURCHASED OPTIONS (Cost $43,201,877)			45,573,745
TOTAL INVESTMENTS - 102.8% (Cost $43,201,877)			$45,573,745
Money Market Deposit Account - 0.3%(e)			111,249
Liabilities in Excess of Other Assets - (3.1)%			(1,349,988)
TOTAL NET ASSETS - 100.0%			$44,335,006

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

145

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - DECEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.0)%
Call Options - (1.8)%
iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $111.86(a)(b)	$(45,501,704)	(4,447)	$(796,902)
Put Options - (1.2)%
iShares MSCI EAFE ETF, Expiration: 11/30/2026; Exercise Price: $80.91(a)(b)	(45,501,704)	(4,447)	(522,078)
TOTAL WRITTEN OPTIONS (Premiums received $1,108,350)			$(1,318,980)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$45,573,745	102.8%
Written Options	(1,318,980)	(3.0)
Money Market Deposit Account	111,249	0.3
Liabilities in Excess of Other Assets	(31,008)	(0.1)
	$44,335,006	100.0%

The accompanying notes are an integral part of these financial statements.

146

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - FEBRUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.6%(a)
Call Options - 98.3%
iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $1.01(b)(c)(d)	$84,035,416	8,213	$81,161,934
Put Options - 5.3%
iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $100.74(b)(c)(d)	84,035,416	8,213	4,393,708
TOTAL PURCHASED OPTIONS (Cost $85,478,625)			85,555,642
TOTAL INVESTMENTS - 103.6% (Cost $85,478,625)			$85,555,642
Money Market Deposit Account - 0.3%(e)			236,861
Liabilities in Excess of Other Assets - (3.9)%			(3,229,764)
TOTAL NET ASSETS - 100.0%			$82,562,739

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

147

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - FEBRUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.8)%
Call Options - (1.8)%
iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $114.33(a)(b)	$(84,035,416)	(8,213)	$(1,467,088)
Put Options - (2.0)%
iShares MSCI EAFE ETF, Expiration: 01/29/2027; Exercise Price: $85.63(a)(b)	(84,035,416)	(8,213)	(1,705,183)
TOTAL WRITTEN OPTIONS (Premiums received $2,980,833)			$(3,172,271)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$85,555,642	103.6%
Written Options	(3,172,271)	(3.8)
Money Market Deposit Account	236,861	0.3
Liabilities in Excess of Other Assets	(57,493)	(0.1)
	$82,562,739	100.0%

The accompanying notes are an integral part of these financial statements.

148

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.2%(a)
Call Options - 100.4%
iShares MSCI EAFE ETF, Expiration: 12/31/2026; Exercise Price: $0.96(b)(c)(d)	$273,572,984	26,737	$264,271,182
Put Options - 3.8%
iShares MSCI EAFE ETF, Expiration: 12/31/2026; Exercise Price: $96.03(b)(c)(d)	273,572,984	26,737	9,899,374
TOTAL PURCHASED OPTIONS (Cost $264,374,961)			274,170,556
TOTAL INVESTMENTS - 104.2% (Cost $264,374,961)			$274,170,556
Money Market Deposit Account - 0.3%(e)			686,426
Liabilities in Excess of Other Assets - (4.5)%			(11,687,552)
TOTAL NET ASSETS - 100.0%			$263,169,430

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

149

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.4)%
Call Options - (2.9)%
iShares MSCI EAFE ETF, Expiration: 12/31/2026; Exercise Price: $109.28(a)(b)	$(273,572,984)	(26,737)	$(7,508,552)
Put Options - (1.5)%
iShares MSCI EAFE ETF, Expiration: 12/31/2026; Exercise Price: $81.63(a)(b)	(273,572,984)	(26,737)	(4,000,122)
TOTAL WRITTEN OPTIONS (Premiums received $8,295,667)			$(11,508,674)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$274,170,556	104.2%
Written Options	(11,508,674)	(4.4)
Money Market Deposit Account	686,426	0.3
Liabilities in Excess of Other Assets	(178,878)	(0.1)
	$263,169,430	100.0%

The accompanying notes are an integral part of these financial statements.

150

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.9%(a)
Call Options - 102.2%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $0.89(b)(c)(d)	$202,675,456	19,808	$197,771,986
Put Options - 0.7%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $89.39(b)(c)(d)	202,675,456	19,808	1,277,418
TOTAL PURCHASED OPTIONS (Cost $180,706,097)			199,049,404
TOTAL INVESTMENTS - 102.9% (Cost $180,706,097)			$199,049,404
Money Market Deposit Account - 0.2%(e)			475,331
Liabilities in Excess of Other Assets - (3.1)%			(6,100,052)
TOTAL NET ASSETS - 100.0%			$193,424,683

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

151

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.1)%
Call Options - (2.9)%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $101.55(a)(b)	$(202,675,456)	(19,808)	$(5,541,288)
Put Options - (0.2)%
iShares MSCI EAFE ETF, Expiration: 06/30/2026; Exercise Price: $75.98(a)(b)	(202,675,456)	(19,808)	(425,476)
TOTAL WRITTEN OPTIONS (Premiums received $4,888,908)			$(5,966,764)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$199,049,404	102.9%
Written Options	(5,966,764)	(3.1)
Money Market Deposit Account	475,331	0.2
Liabilities in Excess of Other Assets	(133,288)	0.0
	$193,424,683	100.0%

The accompanying notes are an integral part of these financial statements.

152

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JUNE
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.4%(a)
Call Options - 102.2%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $0.89(b)(c)(d)	$44,836,624	4,382	$44,400,790
Put Options - 0.2%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $88.81(b)(c)(d)	44,836,624	4,382	97,193
TOTAL PURCHASED OPTIONS (Cost $40,108,064)			44,497,983
TOTAL INVESTMENTS - 102.4% (Cost $40,108,064)			$44,497,983
Money Market Deposit Account - 0.3%(e)			115,457
Liabilities in Excess of Other Assets - (2.7)%			(1,138,609)
TOTAL NET ASSETS - 100.0%			$43,474,831

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

153

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - JUNE
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.5)%
Call Options - (2.5)%
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $101.74(a)(b)	$(44,836,624)	(4,382)	$(1,077,139)
Put Options - (0.0)%(c)
iShares MSCI EAFE ETF, Expiration: 05/29/2026; Exercise Price: $75.49(a)(b)	(44,836,624)	(4,382)	(29,710)
TOTAL WRITTEN OPTIONS (Premiums received $1,055,448)			$(1,106,849)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$44,497,983	102.4%
Written Options	(1,106,849)	(2.5)
Money Market Deposit Account	115,457	0.3
Liabilities in Excess of Other Assets	(31,760)	(0.2)
	$43,474,831	100.0%

The accompanying notes are an integral part of these financial statements.

154

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - MARCH
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.7%(a)
Call Options - 96.4%
iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $1.05(b)(c)(d)	$82,408,528	8,054	$79,640,932
Put Options - 7.3%
iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $105.38(b)(c)(d)	82,408,528	8,054	5,978,323
TOTAL PURCHASED OPTIONS (Cost $86,680,710)			85,619,255
TOTAL INVESTMENTS - 103.7% (Cost $86,680,710)			$85,619,255
Money Market Deposit Account - 0.3%(e)			235,042
Liabilities in Excess of Other Assets - (4.0)%			(3,259,888)
TOTAL NET ASSETS - 100.0%			$82,594,409

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

155

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - MARCH
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.9)%
Call Options - (1.1)%
iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $119.98(a)(b)	$(82,408,528)	(8,054)	$(908,572)
Put Options - (2.8)%
iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $89.57(a)(b)	(82,408,528)	(8,054)	(2,285,081)
TOTAL WRITTEN OPTIONS (Premiums received $3,114,427)			$(3,193,653)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$85,619,255	103.7%
Written Options	(3,193,653)	(3.9)
Money Market Deposit Account	235,042	0.3
Liabilities in Excess of Other Assets	(66,235)	(0.1)
	$82,594,409	100.0%

The accompanying notes are an integral part of these financial statements.

156

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - MAY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.5%(a)
Call Options - 97.8%
iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $1.02(b)(c)(d)	$32,189,872	3,146	$31,198,882
Put Options - 6.7%
iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $102.32(b)(c)(d)	32,189,872	3,146	2,132,988
TOTAL PURCHASED OPTIONS (Cost $33,335,192)			33,331,870
TOTAL INVESTMENTS - 104.5% (Cost $33,335,192)			$33,331,870
Money Market Deposit Account - 0.2%(e)			70,918
Liabilities in Excess of Other Assets - (4.7)%			(1,491,401)
TOTAL NET ASSETS - 100.0%			$31,911,387

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

157

INNOVATOR INTERNATIONAL DEVELOPED POWER BUFFER ETF - MAY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.6)%
Call Options - (1.9)%
iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $118.63(a)(b)	$(32,189,872)	(3,146)	$(607,178)
Put Options - (2.7)%
iShares MSCI EAFE ETF, Expiration: 04/30/2027; Exercise Price: $86.97(a)(b)	(32,189,872)	(3,146)	(874,588)
TOTAL WRITTEN OPTIONS (Premiums received $1,478,414)			$(1,481,766)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$33,331,870	104.5%
Written Options	(1,481,766)	(4.6)
Money Market Deposit Account	70,918	0.2
Liabilities in Excess of Other Assets	(9,635)	(0.1)(a)
	$31,911,387	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

158

Innovator International Developed Power Buffer ETF - November
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.0%(a)
Call Options - 99.5%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $0.94(b)(c)(d)	$ 55,825,792	5,456	$ 54,295,984
Put Options - 2.5%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $94.49(b)(c)(d)	55,825,792	5,456	1,373,821
TOTAL PURCHASED OPTIONS (Cost $53,204,573)			55,669,805
TOTAL INVESTMENTS - 102.0% (Cost $53,204,573)			$55,669,805
Money Market Deposit Account - 0.3%(e)			144,911
Liabilities in Excess of Other Assets - (2.3)%			(1,236,511)
TOTAL NET ASSETS - 100.0%			$ 54,578,205

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

159

Innovator International Developed Power Buffer ETF - November
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.2)%
Call Options - (1.3)%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $112.32(a)(b)	$ (55,825,792)	(5,456)	$(712,608)
Put Options - (0.9)%
iShares MSCI EAFE ETF, Expiration: 10/30/2026; Exercise Price: $80.32(a)(b)	(55,825,792)	(5,456)	(485,912)
TOTAL WRITTEN OPTIONS (Premiums received $1,260,974)			$ (1,198,520)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$ 55,669,805	102.0%
Written Options	(1,198,520)	(2.2)
Money Market Deposit Account	144,911	0.3
Liabilities in Excess of Other Assets	(37,991)	(0.1)
	$ 54,578,205	100.0%

The accompanying notes are an integral part of these financial statements.

160

Innovator International Developed Power Buffer ETF - October
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.0%(a)
Call Options - 101.0%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $0.93(b)(c)(d)	$ 184,800,152	18,061	$ 179,885,212
Put Options - 2.0%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $93.37(b)(c)(d)	184,800,152	18,061	3,499,138
TOTAL PURCHASED OPTIONS (Cost $172,267,958)			183,384,350
TOTAL INVESTMENTS - 103.0% (Cost $172,267,958)			$183,384,350
Money Market Deposit Account - 0.2%(e)			436,013
Liabilities in Excess of Other Assets - (3.2)%			(5,828,738)
TOTAL NET ASSETS - 100.0%			$ 177,991,625

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

161

Innovator International Developed Power Buffer ETF - October
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.2)%
Call Options - (2.6)%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $106.34(a)(b)	$ (184,800,152)	(18,061)	$(4,577,741)
Put Options - (0.6)%
iShares MSCI EAFE ETF, Expiration: 09/30/2026; Exercise Price: $79.36(a)(b)	(184,800,152)	(18,061)	(1,126,465)
TOTAL WRITTEN OPTIONS (Premiums received $4,909,372)			$(5,704,206)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$ 183,384,350	103.0%
Written Options	(5,704,206)	(3.2)
Money Market Deposit Account	436,013	0.2
Liabilities in Excess of Other Assets	(124,532)	0.0
	$ 177,991,625	100.0%

The accompanying notes are an integral part of these financial statements.

162

Innovator International Developed Power Buffer ETF - September
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.2%(a)
Call Options - 101.8%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $0.91(b)(c)(d)	$ 95,362,240	9,320	$ 92,872,309
Put Options - 1.4%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $91.48(b)(c)(d)	95,362,240	9,320	1,286,067
TOTAL PURCHASED OPTIONS (Cost $87,060,649)			94,158,376
TOTAL INVESTMENTS - 103.2% (Cost $87,060,649)			$94,158,376
Money Market Deposit Account - 0.2%(e)			222,729
Liabilities in Excess of Other Assets - (3.4)%			(3,173,593)
TOTAL NET ASSETS - 100.0%			$ 91,207,512

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

163

Innovator International Developed Power Buffer ETF - September
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.4)%
Call Options - (2.9)%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $104.10(a)(b)	$ (95,362,240)	(9,320)	$ (2,678,381)
Put Options - (0.5)%
iShares MSCI EAFE ETF, Expiration: 08/31/2026; Exercise Price: $77.76(a)(b)	(95,362,240)	(9,320)	(431,423)
TOTAL WRITTEN OPTIONS (Premiums received $2,403,930)			$ (3,109,804)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$ 94,158,376	103.2%
Written Options	(3,109,804)	(3.4)
Money Market Deposit Account	222,729	0.2
Liabilities in Excess of Other Assets	(63,789)	0.0
	$ 91,207,512	100.0%

The accompanying notes are an integral part of these financial statements.

164

Innovator Nasdaq-100 10 Buffer ETF - Quarterly
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 111.6%(a)
Call Options - 111.0%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $1.45(b)(c)(d)	$176,083,038	2,637	$175,450,132
Put Options - 0.6%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $577.19(b)(c)(d)	176,083,038	2,637	891,965
TOTAL PURCHASED OPTIONS (Cost $158,447,931)			176,342,097
TOTAL INVESTMENTS - 111.6% (Cost $158,447,931)			$176,342,097
Money Market Deposit Account - 0.2%(e)			237,571
Liabilities in Excess of Other Assets - (11.8)%			(18,501,102)
TOTAL NET ASSETS - 100.0%			$158,078,566

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

165

Innovator Nasdaq-100 10 Buffer ETF - Quarterly
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.6)%
Call Options - (11.4)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $608.52(a)(b)	$(176,083,038)	(2,637)	$(18,030,356)
Put Options - (0.2)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $519.46(a)(b)	(176,083,038)	(2,637)	(348,875)
TOTAL WRITTEN OPTIONS (Premiums received $6,636,180)			$(18,379,231)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$176,342,097	111.6%
Written Options	(18,379,231)	(11.6)
Money Market Deposit Account	237,571	0.2
Liabilities in Excess of Other Assets	(121,871)	(0.2)
	$158,078,566	100.0%

The accompanying notes are an integral part of these financial statements.

166

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 101.6%
3.66%, 05/28/2026(a)	$38,500	$38,397
3.62%, 06/30/2026(a)	38,600	38,367
3.62%, 07/30/2026(a)	38,600	38,254
3.65%, 08/27/2026(a)	38,600	38,147
3.63%, 09/24/2026(a)	38,600	38,036
3.61%, 10/29/2026(a)	38,700	38,006
3.60%, 11/27/2026(a)	38,700	37,900
3.59%, 12/24/2026(a)	38,700	37,799
3.58%, 01/21/2027(a)	38,700	37,697
3.62%, 02/18/2027(a)	38,800	37,680
3.63%, 03/18/2027(a)(b)	6,909,000	6,690,437
TOTAL U.S. TREASURY BILLS (Cost $7,073,535)		7,070,720
TOTAL INVESTMENTS - 101.6% (Cost $7,073,535)		$7,070,720
Money Market Deposit Account - 0.6%(c)		41,486
Liabilities in Excess of Other Assets - (2.2)%		(156,118)
TOTAL NET ASSETS - 100.0%		$6,956,088

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of April 30, 2026.
(b)	All or a portion of the security has been pledged as collateral for written options.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

167

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.6)%
Put Options - (1.6)%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $552.76(a)(b)	$(7,617,796)	(106)	$(113,051)
TOTAL WRITTEN OPTIONS (Premiums received $218,055)			$(113,051)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Written Options	$(113,051)	(1.6)%
U.S. Treasury Bills	7,070,720	101.6
Money Market Deposit Account	41,486	0.6
Liabilities in Excess of Other Assets	(43,067)	(0.6)
	$6,956,088	100.0%

The accompanying notes are an integral part of these financial statements.

168

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 101.5%
3.53%, 05/28/2026(a)	$50,100	$49,966
3.55%, 06/25/2026(a)	50,100	49,822
3.45%, 07/09/2026(a)	50,200	49,854
3.47%, 08/06/2026(a)	50,200	49,715
3.40%, 09/03/2026(a)	50,300	49,675
3.48%, 10/29/2026(a)	50,300	49,398
3.47%, 11/27/2026(a)	50,400	49,359
3.44%, 12/24/2026(a)(b)	12,430,800	12,141,423
TOTAL U.S. TREASURY BILLS (Cost $12,506,146)		12,489,212
TOTAL INVESTMENTS - 101.5% (Cost $12,506,146)		$12,489,212
Money Market Deposit Account - 0.4%(c)		50,538
Liabilities in Excess of Other Assets - (1.9)%		(231,810)
TOTAL NET ASSETS - 100.0%		$12,307,940

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of April 30, 2026.
(b)	All or a portion of the security has been pledged as collateral for written options.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

169

INNOVATOR PREMIUM INCOME 15 BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.5)%
Put Options - (1.5)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $582.51(a)(b)	$(13,007,746)	(181)	$(179,188)
TOTAL WRITTEN OPTIONS (Premiums received $289,966)			$(179,188)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Written Options	$(179,188)	(1.5)%
U.S. Treasury Bills	12,489,212	101.5
Money Market Deposit Account	50,538	0.4
Liabilities in Excess of Other Assets	(52,622)	(0.4)
	$12,307,940	100.0%

The accompanying notes are an integral part of these financial statements.

170

Innovator Premium Income 15 Buffer ETF - July
Schedule of Investments
April 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 100.1%
3.92%, 05/14/2026(a)	$38,800	$38,750
3.91%, 06/11/2026(a)(b)	8,978,300	8,941,507
TOTAL U.S. TREASURY BILLS (Cost $8,978,355)		8,980,257
TOTAL INVESTMENTS - 100.1% (Cost $8,978,355)		$8,980,257
Money Market Deposit Account - 0.5%(c)		42,820
Liabilities in Excess of Other Assets - (0.6)%		(54,226)
TOTAL NET ASSETS - 100.0%		$8,968,851

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of April 30, 2026.
(b)	All or a portion of the security has been pledged as collateral for written options.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

171

Innovator Premium Income 15 Buffer ETF - July
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.18(a)(b)	$(10,420,570)	(145)	$(9,861)
TOTAL WRITTEN OPTIONS (Premiums received $160,532)			$(9,861)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Written Options	$(9,861)	(0.1%)
U.S. Treasury Bills	8,980,257	100.1
Money Market Deposit Account	42,820	0.5
Liabilities in Excess of Other Assets	(44,365)	(0.5)
	$8,968,851	100.0%

The accompanying notes are an integral part of these financial statements.

172

Innovator Premium Income 15 Buffer ETF - October
Schedule of Investments
April 30, 2026 (Unaudited)

	Par	Value
U.S. TREASURY BILLS - 100.7%
3.68%, 05/14/2026(a)	$59,100	$59,024
3.63%, 06/11/2026(a)	59,200	58,957
3.65%, 07/09/2026(a)	59,200	58,792
3.65%, 08/06/2026(a)	59,200	58,628
3.65%, 10/01/2026(a)(b)	13,797,600	13,587,488
TOTAL U.S. TREASURY BILLS (Cost $13,826,582)		13,822,889
TOTAL INVESTMENTS - 100.7% (Cost $13,826,582)		$13,822,889
Money Market Deposit Account - 0.5%(c)		65,609
Liabilities in Excess of Other Assets - (1.2)%		(164,954)
TOTAL NET ASSETS - 100.0%		$13,723,544

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized yield as of April 30, 2026.
(b)	All or a portion of the security has been pledged as collateral for written options.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

173

Innovator Premium Income 15 Buffer ETF - October
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.7)%
Put Options - (0.7)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.27(a)(b)	$(14,804,396)	(206)	$(97,273)
TOTAL WRITTEN OPTIONS (Premiums received $314,127)			$(97,273)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Written Options	$(97,273)	(0.7%)
U.S. Treasury Bills	13,822,889	100.7
Money Market Deposit Account	65,609	0.5
Liabilities in Excess of Other Assets	(67,681)	(0.5)
	$13,723,544	100.0%

The accompanying notes are an integral part of these financial statements.

174

Innovator Premium Income 20 Barrier ETF - April
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 23.6%(a)
Put Options - 23.6%
S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $5,157.41(b)(c)(d)	$518,327,819	719	$5,635,659
TOTAL PURCHASED OPTIONS (Cost $10,656,010)			5,635,659

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 102.5%
3.62%, 06/30/2026(e)	$494,000	491,014
3.63%, 09/24/2026(e)	495,000	487,774
3.59%, 12/24/2026(e)	496,000	484,454
3.63%, 03/18/2027(e)(f)	23,794,000	23,041,289
TOTAL U.S. TREASURY BILLS (Cost $24,514,480)		24,504,531
TOTAL INVESTMENTS - 126.1% (Cost $35,170,490)		$30,140,190
Money Market Deposit Account - 0.0%(g)(h)		6,766
Liabilities in Excess of Other Assets - (26.1)%		(6,243,131)
TOTAL NET ASSETS - 100.0%		$23,903,825

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of April 30, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

(h)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

175

Innovator Premium Income 20 Barrier ETF - April
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (26.1)%
Put Options - (26.1)%(a)(b)
S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $5,222.70	$(518,327,819)	(719)	$(5,929,946)
S&P 500 Mini Index, Expiration: 03/31/2027; Exercise Price: $522.27	(25,952,400)	(360)	(297,889)
TOTAL WRITTEN OPTIONS (Premiums received $11,795,151)			$(6,227,835)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$5,635,659	23.6%
Written Options	(6,227,835)	(26.1)
U.S. Treasury Bills	24,504,531	102.5
Money Market Deposit Account	6,766	0.0(a)
Liabilities in Excess of Other Assets	(15,296)	0.0
	$23,903,825	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

176

Innovator Premium Income 20 Barrier ETF - January
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 20.1%(a)
Put Options - 20.1%
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $5,435.90(b)(c)(d)	$404,425,461	561	$3,858,743
TOTAL PURCHASED OPTIONS (Cost $6,335,408)			3,858,743

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 102.3%
3.55%, 06/25/2026(e)	$301,900	300,228
3.44%, 09/03/2026(e)	302,500	298,739
3.47%, 12/24/2026(e)(f)	19,504,600	19,050,552
TOTAL U.S. TREASURY BILLS (Cost $19,672,719)		19,649,519
TOTAL INVESTMENTS - 122.4% (Cost $26,008,127)		23,508,262
Money Market Deposit Account - 0.0%(g)(h)		8,944
Liabilities in Excess of Other Assets - (22.4)%		(4,313,871)
TOTAL NET ASSETS - 100.0%		$19,203,335

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of April 30, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

(h)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

177

Innovator Premium Income 20 Barrier ETF - January
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (22.4)%
Put Options - (22.4)%(a)(b)
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $5,504.70	$(404,425,461)	(561)	$(4,098,049)
S&P 500 Mini Index, Expiration: 12/31/2026; Exercise Price: $550.47	(20,257,290)	(281)	(206,698)
TOTAL WRITTEN OPTIONS (Premiums received $7,042,000)			$(4,304,747)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$3,858,743	20.1%
Written Options	(4,304,747)	(22.4)
U.S. Treasury Bills	19,649,519	102.3
Money Market Deposit Account	8,944	0.0(a)
Liabilities in Excess of Other Assets	(9,124)	0.0(a)
	$19,203,335	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

178

Innovator Premium Income 20 Barrier ETF - July
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.5%(a)
Put Options - 1.5%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,901.91(b)(c)(d)	$388,565,639	539	$247,687
TOTAL PURCHASED OPTIONS (Cost $5,217,307)			247,687

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 100.2%
3.94%, 06/11/2026(e)(f)	$16,959,800	16,890,300
TOTAL U.S. TREASURY BILLS (Cost $16,886,470)		16,890,300
TOTAL INVESTMENTS - 101.7% (Cost $22,103,777)		$17,137,987
Money Market Deposit Account - 0.0%(g)(h)		1,185
Liabilities in Excess of Other Assets - (1.7)%		(289,403)
TOTAL NET ASSETS - 100.0%		$16,849,769

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of April 30, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

(h)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

179

Innovator Premium Income 20 Barrier ETF - July
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.7)%
Put Options - (1.7)%(a)(b)
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,963.96	$(408,029,966)	(566)	$(278,031)
S&P 500 Mini Index, Expiration: 06/30/2026; Exercise Price: $496.39	(72,090)	(1)	(49)
TOTAL WRITTEN OPTIONS (Premiums received $5,736,549)			$(278,080)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$247,687	1.5%
Written Options	(278,080)	(1.7)
U.S. Treasury Bills	16,890,300	100.2
Money Market Deposit Account	1,185	0.0(a)
Liabilities in Excess of Other Assets	(11,323)	0.0
	$16,849,769	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

180

Innovator Premium Income 20 Barrier ETF - October
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 9.7%(a)
Put Options - 9.7%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $5,283.85(b)(c)(d)	$426,052,491	591	$1,914,804
TOTAL PURCHASED OPTIONS (Cost $6,360,075)			1,914,804

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 101.1%
3.63%, 06/11/2026(e)	$320,500	319,187
3.65%, 10/01/2026(e)(f)	20,092,700	19,786,725
TOTAL U.S. TREASURY BILLS (Cost $20,111,594)		20,105,912
TOTAL INVESTMENTS - 110.8% (Cost $26,471,669)		$22,020,716
Money Market Deposit Account - 0.1%(g)		11,286
Liabilities in Excess of Other Assets - (10.9)%		(2,148,884)
TOTAL NET ASSETS - 100.0%		$19,883,118

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of April 30, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

181

Innovator Premium Income 20 Barrier ETF - October
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.7)%
Put Options - (10.7)%(a)(b)
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $5,350.74	$(426,052,491)	(591)	$(2,034,381)
S&P 500 Mini Index, Expiration: 09/30/2026; Exercise Price: $535.07	(21,338,640)	(296)	(101,981)
TOTAL WRITTEN OPTIONS (Premiums received $7,018,118)			$(2,136,362)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$1,914,804	9.7%
Written Options	(2,136,362)	(10.7)
U.S. Treasury Bills	20,105,912	101.1
Money Market Deposit Account	11,286	0.1
Liabilities in Excess of Other Assets	(12,522)	(0.2)
	$19,883,118	100.0%

The accompanying notes are an integral part of these financial statements.

182

Innovator Premium Income 30 Barrier ETF - April
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 21.9%(a)
Put Options - 21.9%
S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $4,504.58(b)(c)(d)	$1,022,237,618	1,418	$6,829,301
TOTAL PURCHASED OPTIONS (Cost $11,937,601)			6,829,301

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 101.8%
3.62%, 06/30/2026(e)	$529,700	526,498
3.63%, 09/24/2026(e)	530,800	523,052
3.59%, 12/24/2026(e)	531,800	519,420
3.63%, 03/18/2027(e)(f)	31,154,100	30,168,556
TOTAL U.S. TREASURY BILLS (Cost $31,750,004)		31,737,526
TOTAL INVESTMENTS - 123.7% (Cost $43,687,605)		$38,566,827
Money Market Deposit Account - 0.1%(g)		18,903
Liabilities in Excess of Other Assets - (23.8)%		(7,417,788)
TOTAL NET ASSETS - 100.0%		$31,167,942

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of April 30, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

183

Innovator Premium Income 30 Barrier ETF - April
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (23.7)%
Put Options - (23.7)%(a)(b)
S&P 500 Index, Expiration: 03/31/2027; Exercise Price: $4,569.86	$(1,022,237,618)	(1,418)	$(7,159,227)
S&P 500 Mini Index, Expiration: 03/31/2027; Exercise Price: $456.99	(34,098,570)	(473)	(239,347)
TOTAL WRITTEN OPTIONS (Premiums received $12,944,073)			$(7,398,574)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$6,829,301	21.9%
Written Options	(7,398,574)	(23.7)
U.S. Treasury Bills	31,737,526	101.8
Money Market Deposit Account	18,903	0.1
Liabilities in Excess of Other Assets	(19,214)	(0.1)
	$31,167,942	100.0%

The accompanying notes are an integral part of these financial statements.

184

Innovator Premium Income 30 Barrier ETF - January
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 17.3%(a)
Put Options - 17.3%
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $4,747.81(b)(c)(d)	$489,491,779	679	$2,671,763
TOTAL PURCHASED OPTIONS (Cost $4,267,869)			2,671,763

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 101.5%
3.54%, 06/25/2026(e)	$194,300	193,224
3.39%, 09/03/2026(e)	194,700	192,280
3.44%, 12/24/2026(e)(f)	15,693,500	15,328,170
TOTAL U.S. TREASURY BILLS (Cost $15,735,257)		15,713,674
TOTAL INVESTMENTS - 118.8% (Cost $20,003,126)		$18,385,437
Money Market Deposit Account - 0.0%(g)(h)		6,609
Liabilities in Excess of Other Assets - (18.8)%		(2,918,841)
TOTAL NET ASSETS - 100.0%		$15,473,205

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of April 30, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

(h)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

185

Innovator Premium Income 30 Barrier ETF - January
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (18.8)%
Put Options - (18.8)%(a)(b)
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $4,816.62	$(489,491,779)	(679)	$(2,815,541)
S&P 500 Mini Index, Expiration: 12/31/2026; Exercise Price: $481.66	(16,292,340)	(226)	(93,648)
TOTAL WRITTEN OPTIONS (Premiums received $4,641,212)			$(2,909,189)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$2,671,763	17.3%
Written Options	(2,909,189)	(18.8)
U.S. Treasury Bills	15,713,674	101.5
Money Market Deposit Account	6,609	0.0(a)
Liabilities in Excess of Other Assets	(9,652)	0.0
	$15,473,205	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

186

Innovator Premium Income 30 Barrier ETF - July
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.1%(a)
Put Options - 1.1%
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,281.42(b)(c)(d)	$562,302,780	780	$180,703
TOTAL PURCHASED OPTIONS (Cost $4,274,872)			180,703

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 100.2%
3.94%, 06/11/2026(e)(f)	$16,324,300	16,257,404
TOTAL U.S. TREASURY BILLS (Cost $16,253,661)		16,257,404
TOTAL INVESTMENTS - 101.3% (Cost $20,528,533)		$16,438,107
Money Market Deposit Account - 0.0%(g)(h)		481
Liabilities in Excess of Other Assets - (1.3)%		(210,537)
TOTAL NET ASSETS - 100.0%		$16,228,051

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of April 30, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

(h)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

187

Innovator Premium Income 30 Barrier ETF - July
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.2)%
Put Options - (1.2)%(a)(b)
S&P 500 Index, Expiration: 06/30/2026; Exercise Price: $4,343.47	$(581,046,206)	(806)	$(200,267)
S&P 500 Mini Index, Expiration: 06/30/2026; Exercise Price: $434.34	(72,090)	(1)	(25)
TOTAL WRITTEN OPTIONS (Premiums received $4,624,424)			$(200,292)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$180,703	1.1%
Written Options	(200,292)	(1.2)
U.S. Treasury Bills	16,257,404	100.2
Money Market Deposit Account	481	0.0(a)
Liabilities in Excess of Other Assets	(10,245)	(0.1)
	$16,228,051	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

188

Innovator Premium Income 30 Barrier ETF - October
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 8.4%(a)
Put Options - 8.4%
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $4,615.01(b)(c)(d)	$619,974,860	860	$1,614,521
TOTAL PURCHASED OPTIONS (Cost $5,186,840)			1,614,521

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 100.7%
3.62%, 06/11/2026(e)	$254,500	253,457
3.65%, 10/01/2026(e)(f)	19,427,400	19,131,556
TOTAL U.S. TREASURY BILLS (Cost $19,390,138)		19,385,013
TOTAL INVESTMENTS - 109.1% (Cost $24,576,978)		$20,999,534
Money Market Deposit Account - 0.1%(g)		10,249
Liabilities in Excess of Other Assets - (9.2)%		(1,768,055)
TOTAL NET ASSETS - 100.0%		$19,241,728

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of April 30, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

189

Innovator Premium Income 30 Barrier ETF - October
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.1)%
Put Options - (9.1)%(a)(b)
S&P 500 Index, Expiration: 09/30/2026; Exercise Price: $4,681.89	$(619,974,860)	(860)	$(1,699,343)
S&P 500 Mini Index, Expiration: 09/30/2026; Exercise Price: $468.19	(20,689,830)	(287)	(56,608)
TOTAL WRITTEN OPTIONS (Premiums received $5,643,217)			$(1,755,951)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$1,614,521	8.4%
Written Options	(1,755,951)	(9.1)
U.S. Treasury Bills	19,385,013	100.7
Money Market Deposit Account	10,249	0.1
Liabilities in Excess of Other Assets	(12,104)	(0.1)
	$19,241,728	100.0%

The accompanying notes are an integral part of these financial statements.

190

Innovator U.S. Equity 10 Buffer ETF - Quarterly
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.5%(a)
Call Options - 106.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $1.61(b)(c)(d)	$679,277,432	9,452	$676,026,511
Put Options - 0.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $650.33(b)(c)(d)	679,277,432	9,452	3,667,376
TOTAL PURCHASED OPTIONS (Cost $635,210,279)			679,693,887
TOTAL INVESTMENTS - 107.5% (Cost $635,210,279)			$679,693,887
Money Market Deposit Account - 0.1%(e)			930,079
Liabilities in Excess of Other Assets - (7.6)%			(48,371,734)
TOTAL NET ASSETS - 100.0%			$632,252,232

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

191

Innovator U.S. Equity 10 Buffer ETF - Quarterly
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.6)%
Call Options - (7.4)%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $678.69(a)(b)	$(679,277,432)	(9,452)	$(46,644,108)
Put Options - (0.2)%
State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $585.31(a)(b)	(679,277,432)	(9,452)	(1,320,444)
TOTAL WRITTEN OPTIONS (Premiums received $22,072,349)			$(47,964,552)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$679,693,887	107.5%
Written Options	(47,964,552)	(7.6)
Money Market Deposit Account	930,079	0.1
Liabilities in Excess of Other Assets	(407,182)	0.0
	$632,252,232	100.0%

The accompanying notes are an integral part of these financial statements.

192

Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 105.2%
Vanguard S&P 500 ETF(a)(b)(c)	263,391	$173,990,827
TOTAL EXCHANGE TRADED FUNDS (Cost $157,421,298)		173,990,827

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.4%(d)
Call Options - 0.0%(e)
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $603.53(b)(f)(g)	$858,754	13	82,516
Put Options - 0.4%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $567.67(b)(f)(g)	174,855,526	2,647	692,190
TOTAL PURCHASED OPTIONS (Cost $3,850,734)			774,706
TOTAL INVESTMENTS - 105.6% (Cost $161,272,032)			$174,765,533
Money Market Deposit Account - 0.1%(h)			178,410
Liabilities in Excess of Other Assets - (5.7)%			(9,507,414)
TOTAL NET ASSETS - 100.0%			$165,436,529

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Represents less than 0.05% of net assets.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

193

Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.7)%
Call Options - (5.5)%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $637.11(a)(b)	$(174,855,526)	(2,647)	$(9,127,571)
Put Options - (0.2)%
Vanguard S&P 500 ETF(a)(b)
Expiration: 06/30/2026; Exercise Price: $507.92	(174,855,526)	(2,647)	(284,870)
Expiration: 06/30/2026; Exercise Price: $603.53	(858,754)	(13)	(6,223)
Total Put Options			(291,093)
TOTAL WRITTEN OPTIONS (Premiums received $3,366,074)			$(9,418,664)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$173,990,827	105.2%
Purchased Options	774,706	0.4
Written Options	(9,418,664)	(5.7)
Money Market Deposit Account	178,410	0.1
Liabilities in Excess of Other Assets	(88,750)	0.0
	$165,436,529	100.0%

The accompanying notes are an integral part of these financial statements.

194

Innovator U.S. Equity Accelerated 9 Buffer ETF - April
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 103.8%
Vanguard S&P 500 ETF(a)(b)(c)	206,795	$136,604,641
TOTAL EXCHANGE TRADED FUNDS (Cost $123,598,892)		136,604,641

	Notional Amount	Contracts
PURCHASED OPTIONS - 19.8%(d)
Call Options - 16.4%
Vanguard S&P 500 ETF(b)(e)(f)
Expiration: 03/31/2027; Exercise Price: $597.56	$139,646,612	2,114	21,202,152
Expiration: 03/31/2027; Exercise Price: $621.46	2,972,610	45	369,250
Total Call Options			21,571,402
Put Options - 3.4%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.56(b)(e)(f)	139,646,612	2,114	4,555,311
TOTAL PURCHASED OPTIONS (Cost $21,773,675)			26,126,713
TOTAL INVESTMENTS - 123.6% (Cost $145,372,567)			$162,731,354
Money Market Deposit Account - 0.2%(g)			321,208
Liabilities in Excess of Other Assets - (23.8)%			(31,413,336)
TOTAL NET ASSETS - 100.0%			$131,639,226

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

195

Innovator U.S. Equity Accelerated 9 Buffer ETF - April
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (23.8)%
Call Options - (21.5)%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $642.55(a)(b)	$(279,293,224)	(4,228)	$(28,288,533)
Put Options - (2.3)%
Vanguard S&P 500 ETF(a)(b)
Expiration: 03/31/2027; Exercise Price: $543.77	(139,646,612)	(2,114)	(2,924,022)
Expiration: 03/31/2027; Exercise Price: $621.46	(2,972,610)	(45)	(118,476)
Total Put Options			(3,042,498)
TOTAL WRITTEN OPTIONS (Premiums received $20,213,030)			$(31,331,031)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$136,604,641	103.8%
Purchased Options	26,126,713	19.8
Written Options	(31,331,031)	(23.8)
Money Market Deposit Account	321,208	0.2
Liabilities in Excess of Other Assets	(82,305)	0.0
	$131,639,226	100.0%

The accompanying notes are an integral part of these financial statements.

196

Innovator U.S. Equity Accelerated 9 Buffer ETF - January
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 114.8%(a)
Call Options - 111.3%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 12/31/2026; Exercise Price: $6.79	$97,378,430	1,355	$95,755,628
Expiration: 12/31/2026; Exercise Price: $681.89	97,378,430	1,355	10,093,544
Total Call Options			105,849,172
Put Options - 3.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.89(b)(c)(d)	97,378,430	1,355	3,312,297
TOTAL PURCHASED OPTIONS (Cost $103,526,845)			109,161,469
TOTAL INVESTMENTS - 114.8% (Cost $103,526,845)			$109,161,469
Money Market Deposit Account - 0.3%(e)			309,085
Liabilities in Excess of Other Assets - (15.1)%			(14,353,699)
TOTAL NET ASSETS - 100.0%			$95,116,855

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

197

Innovator U.S. Equity Accelerated 9 Buffer ETF - January
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (15.0)%
Call Options - (13.0)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $722.63(a)(b)	$(194,756,860)	(2,710)	$(12,391,340)
Put Options - (2.0)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $620.52(a)(b)	(97,378,430)	(1,355)	(1,902,474)
TOTAL WRITTEN OPTIONS (Premiums received $11,825,241)			$(14,293,814)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$109,161,469	114.8%
Written Options	(14,293,814)	(15.0)
Money Market Deposit Account	309,085	0.3
Liabilities in Excess of Other Assets	(59,885)	(0.1)
	$95,116,855	100.0%

The accompanying notes are an integral part of these financial statements.

198

Innovator U.S. Equity Accelerated 9 Buffer ETF - July
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 120.8%(a)
Call Options - 120.5%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $6.15	$78,549,538	1,093	$77,684,855
Expiration: 06/30/2026; Exercise Price: $617.83	78,549,538	1,093	11,515,050
Total Call Options			89,199,905
Put Options - 0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.83(b)(c)(d)	78,549,538	1,093	244,242
TOTAL PURCHASED OPTIONS (Cost $75,857,799)			89,444,147
TOTAL INVESTMENTS - 120.8% (Cost $75,857,799)			$89,444,147
Money Market Deposit Account - 0.3%(e)			250,318
Liabilities in Excess of Other Assets - (21.1)%			(15,649,688)
TOTAL NET ASSETS - 100.0%			$74,044,777

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

199

Innovator U.S. Equity Accelerated 9 Buffer ETF - July
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (21.1)%
Call Options - (20.9)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $654.55(a)(b)	$(157,099,076)	(2,186)	$(15,485,012)
Put Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $562.22(a)(b)	(78,549,538)	(1,093)	(114,022)
TOTAL WRITTEN OPTIONS (Premiums received $8,672,752)			$(15,599,034)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$89,444,147	120.8%
Written Options	(15,599,034)	(21.1)
Money Market Deposit Account	250,318	0.3
Liabilities in Excess of Other Assets	(50,654)	0.0
	$74,044,777	100.0%

The accompanying notes are an integral part of these financial statements.

200

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 113.4%(a)
Call Options - 111.4%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 09/30/2026; Exercise Price: $6.64	$64,823,132	902	$63,922,620
Expiration: 09/30/2026; Exercise Price: $666.15	64,823,132	902	6,710,447
Total Call Options			70,633,067
Put Options - 2.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.15(b)(c)(d)	64,823,132	902	1,273,489
TOTAL PURCHASED OPTIONS (Cost $67,459,809)			71,906,556
TOTAL INVESTMENTS - 113.4% (Cost $67,459,809)			$71,906,556
Money Market Deposit Account - 0.3%(e)			192,844
Liabilities in Excess of Other Assets - (13.7)%			(8,667,817)
TOTAL NET ASSETS - 100.0%			$63,431,583

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

201

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (13.6)%
Call Options - (12.6)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $705.15(a)(b)	$(129,646,264)	(1,804)	$(7,976,368)
Put Options - (1.0)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.20(a)(b)	(64,823,132)	(902)	(651,596)
TOTAL WRITTEN OPTIONS (Premiums received $7,892,228)			$(8,627,964)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$71,906,556	113.4%
Written Options	(8,627,964)	(13.6)
Money Market Deposit Account	192,844	0.3
Liabilities in Excess of Other Assets	(39,853)	(0.1)
	$63,431,583	100.0%

The accompanying notes are an integral part of these financial statements.

202

INNOVATOR U.S. EQUITY ACCELERATED ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 103.6%
Vanguard S&P 500 ETF(a)(b)(c)		110,627	$73,077,984
TOTAL EXCHANGE TRADED FUNDS (Cost $66,198,575)			73,077,984
	Notional Amount	Contracts
PURCHASED OPTIONS - 10.9%(d)
Call Options - 10.9%
Vanguard S&P 500 ETF(b)(e)(f)
Expiration: 06/30/2026; Exercise Price: $597.55	$73,456,496	1,112	7,665,149
Expiration: 06/30/2026; Exercise Price: $603.54	396,348	6	38,079
TOTAL PURCHASED OPTIONS (Cost $3,118,684)			7,703,228
TOTAL INVESTMENTS - 114.5% (Cost $69,317,259)			$80,781,212
Money Market Deposit Account - 0.1%(g)			77,280
Liabilities in Excess of Other Assets - (14.6)%			(10,281,642)
TOTAL NET ASSETS - 100.0%			$70,576,850

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

203

INNOVATOR U.S. EQUITY ACCELERATED ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.5)%
Call Options - (14.5)%
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $623.24(a)(b)	$(146,912,992)	(2,224)	$(10,236,604)
Put Options - (0.0)%(c)
Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $603.54(a)(b)	(396,348)	(6)	(2,873)
TOTAL WRITTEN OPTIONS (Premiums received $2,948,648)			$(10,239,477)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$73,077,984	103.6%
Purchased Options	7,703,228	10.9
Written Options	(10,239,478)	(14.5)
Money Market Deposit Account	77,280	0.1
Liabilities in Excess of Other Assets	(42,164)	(0.1)
	$70,576,850	100.0%

The accompanying notes are an integral part of these financial statements.

204

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 101.8%
Vanguard S&P 500 ETF(a)(b)(c)		34,083	$22,514,548
TOTAL EXCHANGE TRADED FUNDS (Cost $20,422,723)			22,514,548
	Notional Amount	Contracts
PURCHASED OPTIONS - 31.8%(d)
Call Options - 31.8%
Vanguard S&P 500 ETF(b)(e)(f)
Expiration: 03/31/2027; Exercise Price: $597.57	$45,976,368	696	6,979,919
Expiration: 03/31/2027; Exercise Price: $621.47	462,406	7	57,434
TOTAL PURCHASED OPTIONS (Cost $4,279,064)			7,037,353
TOTAL INVESTMENTS - 133.6% (Cost $24,701,787)			$29,551,901
Money Market Deposit Account - 0.2%(g)			47,966
Liabilities in Excess of Other Assets - (33.8)%			(7,474,505)
TOTAL NET ASSETS - 100.0%			$22,125,362

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

205

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (33.7)%
Call Options - (33.6)%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $636.39(a)(b)	$(69,030,610)	(1,045)	$(7,443,253)
Put Options - (0.1)%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.47(a)(b)	(462,406)	(7)	(18,431)
TOTAL WRITTEN OPTIONS (Premiums received $4,036,424)			$(7,461,684)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$22,514,548	101.8%
Purchased Options	7,037,353	31.8
Written Options	(7,461,684)	(33.7)
Money Market Deposit Account	47,966	0.2
Liabilities in Excess of Other Assets	(12,821)	(0.1)
	$22,125,362	100.0%

The accompanying notes are an integral part of these financial statements.

206

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 120.7%(a)
Call Options - 120.7%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 12/31/2026; Exercise Price: $6.78	$18,397,696	256	$18,097,920
Expiration: 12/31/2026; Exercise Price: $681.88	36,795,392	512	3,843,072
TOTAL PURCHASED OPTIONS (Cost $20,157,084)			21,940,992
TOTAL INVESTMENTS - 120.7% (Cost $20,157,084)			$21,940,992
Money Market Deposit Account - 0.1%(e)			16,105
Liabilities in Excess of Other Assets - (20.8)%			(3,784,320)
TOTAL NET ASSETS - 100.0%			$18,172,777

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

207

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (21.2)%
Call Options - (21.2)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $716.83(a)(b)	$(55,193,088)	(768)	$(3,844,608)
TOTAL WRITTEN OPTIONS (Premiums received $2,804,124)			$(3,844,608)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$21,940,992	120.7%
Written Options	(3,844,608)	(21.2)
Money Market Deposit Account	16,105	0.1
Assets in Excess of Other Liabilities	60,288	0.4
	$18,172,777	100.0%

The accompanying notes are an integral part of these financial statements.

208

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 132.6%(a)
Call Options - 132.6%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $6.14	$21,990,996	306	$21,749,219
Expiration: 06/30/2026; Exercise Price: $617.81	43,981,992	612	6,448,754
TOTAL PURCHASED OPTIONS (Cost $24,279,514)			28,197,973
TOTAL INVESTMENTS - 132.6% (Cost $24,279,514)			$28,197,973
Money Market Deposit Account - 0.2%(e)			51,769
Liabilities in Excess of Other Assets - (32.8)%			(6,983,237)
TOTAL NET ASSETS - 100.0%			$21,266,505

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

209

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (32.8)%
Call Options - (32.8)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $649.05(a)(b)	$(65,972,988)	(918)	$(6,967,574)
TOTAL WRITTEN OPTIONS (Premiums received $3,643,612)			$(6,967,574)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$28,197,973	132.6%
Written Options	(6,967,574)	(32.8)
Money Market Deposit Account	51,769	0.2
Liabilities in Excess of Other Assets	(15,663)	0.0
	$21,266,505	100.0%

The accompanying notes are an integral part of these financial statements.

210

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 120.2%(a)
Call Options - 120.2%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 09/30/2026; Exercise Price: $6.62	$21,200,470	295	$20,906,538
Expiration: 09/30/2026; Exercise Price: $666.14	42,400,940	590	4,389,801
TOTAL PURCHASED OPTIONS (Cost $23,001,673)			25,296,339
TOTAL INVESTMENTS - 120.2% (Cost $23,001,673)			$25,296,339
Money Market Deposit Account - 0.2%(e)			50,740
Liabilities in Excess of Other Assets - (20.4)%			(4,301,323)
TOTAL NET ASSETS - 100.0%			$21,045,756

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

211

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (20.4)%
Call Options - (20.4)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $699.29(a)(b)	$(63,601,410)	(885)	$(4,288,577)
TOTAL WRITTEN OPTIONS (Premiums received $3,276,985)			$(4,288,577)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$25,296,339	120.2%
Written Options	(4,288,577)	(20.4)
Money Market Deposit Account	50,740	0.2
Liabilities in Excess of Other Assets	(12,746)	0.0
	$21,045,756	100.0%

The accompanying notes are an integral part of these financial statements.

212

INNOVATOR U.S. EQUITY BUFFER ETF™ - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.3%(a)
Call Options - 102.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $6.52(b)(c)(d)	$414,594,954	5,769	$407,429,856
Put Options - 3.4%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.35(b)(c)(d)	414,594,954	5,769	13,459,077
TOTAL PURCHASED OPTIONS (Cost $394,568,822)			420,888,933
TOTAL INVESTMENTS - 106.3% (Cost $394,568,822)			$420,888,933
Money Market Deposit Account - 0.3%(e)			1,086,204
Liabilities in Excess of Other Assets - (6.6)%			(26,120,578)
TOTAL NET ASSETS - 100.0%			$395,854,559

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

213

INNOVATOR U.S. EQUITY BUFFER ETF™ - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.5)%
Call Options - (4.4)%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $770.65(a)(b)	$(414,594,954)	(5,769)	$(17,485,839)
Put Options - (2.1)%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $591.82(a)(b)	(414,594,954)	(5,769)	(8,428,509)
TOTAL WRITTEN OPTIONS (Premiums received $22,608,413)			$(25,914,348)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$420,888,933	106.3%
Written Options	(25,914,348)	(6.5)
Money Market Deposit Account	1,086,204	0.3
Liabilities in Excess of Other Assets	(206,230)	(0.1)
	$395,854,559	100.0%

The accompanying notes are an integral part of these financial statements.

214

INNOVATOR U.S. EQUITY BUFFER ETF - AUGUST
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.6%(a)
Call Options - 101.9%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.33(b)(c)(d)	$198,781,356	2,766	$196,584,350
Put Options - 0.7%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.09(b)(c)(d)	198,781,356	2,766	1,438,873
TOTAL PURCHASED OPTIONS (Cost $181,323,580)			198,023,223
TOTAL INVESTMENTS - 102.6% (Cost $181,323,580)			$198,023,223
Money Market Deposit Account - 0.3%(e)			591,848
Liabilities in Excess of Other Assets - (2.9)%			(5,658,962)
TOTAL NET ASSETS - 100.0%			$192,956,109

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

215

INNOVATOR U.S. EQUITY BUFFER ETF - AUGUST
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.9)%
Call Options - (2.5)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $732.01(a)(b)	$(198,781,356)	(2,766)	$(4,839,643)
Put Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $575.19(a)(b)	(198,781,356)	(2,766)	(698,304)
TOTAL WRITTEN OPTIONS (Premiums received $7,357,940)			$(5,537,947)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$198,023,223	102.6%
Written Options	(5,537,947)	(2.9)
Money Market Deposit Account	591,848	0.3
Liabilities in Excess of Other Assets	(121,015)	0.0
	$192,956,109	100.0%

The accompanying notes are an integral part of these financial statements.

216

INNOVATOR U.S. EQUITY BUFFER ETF - DECEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.6%(a)
Call Options - 99.5%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.85(b)(c)(d)	$250,093,680	3,480	$246,630,523
Put Options - 3.1%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.40(b)(c)(d)	250,093,680	3,480	7,724,034
TOTAL PURCHASED OPTIONS (Cost $246,885,852)			254,354,557
TOTAL INVESTMENTS - 102.6% (Cost $246,885,852)			$254,354,557
Money Market Deposit Account - 0.3%(e)			728,985
Liabilities in Excess of Other Assets - (2.9)%			(7,162,189)
TOTAL NET ASSETS - 100.0%			$247,921,353

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

217

INNOVATOR U.S. EQUITY BUFFER ETF - DECEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.8)%
Call Options - (1.1)%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $802.46(a)(b)	$(250,093,680)	(3,480)	$(2,718,506)
Put Options - (1.7)%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $621.88(a)(b)	(250,093,680)	(3,480)	(4,290,318)
TOTAL WRITTEN OPTIONS (Premiums received $11,396,328)			$(7,008,824)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$254,354,557	102.6%
Written Options	(7,008,824)	(2.8)
Money Market Deposit Account	728,985	0.3
Liabilities in Excess of Other Assets	(153,365)	(0.1)
	$247,921,353	100.0%

The accompanying notes are an integral part of these financial statements.

218

INNOVATOR U.S. EQUITY BUFFER ETF - FEBRUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.7%(a)
Call Options - 99.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.93(b)(c)(d)	$238,738,852	3,322	$234,945,128
Put Options - 4.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $691.98(b)(c)(d)	238,738,852	3,322	9,454,412
TOTAL PURCHASED OPTIONS (Cost $238,418,415)			244,399,540
TOTAL INVESTMENTS - 103.7% (Cost $238,418,415)			$244,399,540
Money Market Deposit Account - 0.3%(e)			615,936
Liabilities in Excess of Other Assets - (4.0)%			(9,406,763)
TOTAL NET ASSETS - 100.0%			$235,608,713

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

219

INNOVATOR U.S. EQUITY BUFFER ETF - FEBRUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.0)%
Call Options - (1.6)%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $806.91(a)(b)	$(238,738,852)	(3,322)	$(3,767,148)
Put Options - (2.4)%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $629.71(a)(b)	(238,738,852)	(3,322)	(5,564,350)
TOTAL WRITTEN OPTIONS (Premiums received $11,127,128)			$(9,331,498)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$244,399,540	103.7%
Written Options	(9,331,498)	(4.0)
Money Market Deposit Account	615,936	0.3
Liabilities in Excess of Other Assets	(75,265)	0.0(a)
	$235,608,713	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

220

INNOVATOR U.S. EQUITY BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.5%(a)
Call Options - 100.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.83(b)(c)(d)	$387,501,472	5,392	$381,022,822
Put Options - 3.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.93(b)(c)(d)	387,501,472	5,392	13,185,435
TOTAL PURCHASED OPTIONS (Cost $381,128,670)			394,208,257
TOTAL INVESTMENTS - 103.5% (Cost $381,128,670)			$394,208,257
Money Market Deposit Account - 0.3%(e)			1,083,442
Liabilities in Excess of Other Assets - (3.8)%			(14,250,310)
TOTAL NET ASSETS - 100.0%			$381,041,389

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

221

INNOVATOR U.S. EQUITY BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.7)%
Call Options - (1.7)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $794.23(a)(b)	$(387,501,472)	(5,392)	$(6,439,773)
Put Options - (2.0)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $620.56(a)(b)	(387,501,472)	(5,392)	(7,573,388)
TOTAL WRITTEN OPTIONS (Premiums received $16,817,137)			$(14,013,161)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$394,208,257	103.5%
Written Options	(14,013,161)	(3.7)
Money Market Deposit Account	1,083,442	0.3
Liabilities in Excess of Other Assets	(237,149)	(0.1)
	$381,041,389	100.0%

The accompanying notes are an integral part of these financial statements.

222

INNOVATOR U.S. EQUITY BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.8%(a)
Call Options - 102.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.19(b)(c)(d)	$294,794,332	4,102	$291,532,996
Put Options - 0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.86(b)(c)(d)	294,794,332	4,102	917,084
TOTAL PURCHASED OPTIONS (Cost $263,764,680)			292,450,080
TOTAL INVESTMENTS - 102.8% (Cost $263,764,680)			$292,450,080
Money Market Deposit Account - 0.3%(e)			867,766
Liabilities in Excess of Other Assets - (3.1)%			(8,821,228)
TOTAL NET ASSETS - 100.0%			$284,496,618

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

223

INNOVATOR U.S. EQUITY BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.0)%
Call Options - (2.9)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $716.77(a)(b)	$(294,794,332)	(4,102)	$(8,220,039)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $562.26(a)(b)	(294,794,332)	(4,102)	(428,126)
TOTAL WRITTEN OPTIONS (Premiums received $10,745,377)			$(8,648,165)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$292,450,080	102.8%
Written Options	(8,648,165)	(3.0)
Money Market Deposit Account	867,766	0.3
Liabilities in Excess of Other Assets	(173,063)	(0.1)
	$284,496,618	100.0%

The accompanying notes are an integral part of these financial statements.

224

INNOVATOR U.S. EQUITY BUFFER ETF - JUNE
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.6%(a)
Call Options - 105.5%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.91(b)(c)(d)	$148,475,156	2,066	$147,252,043
Put Options - 0.1%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.40(b)(c)(d)	148,475,156	2,066	74,169
TOTAL PURCHASED OPTIONS (Cost $127,209,176)			147,326,212
TOTAL INVESTMENTS - 105.6% (Cost $127,209,176)			$147,326,212
Money Market Deposit Account - 0.3%(e)			415,393
Liabilities in Excess of Other Assets - (5.9)%			(8,189,453)
TOTAL NET ASSETS - 100.0%			$139,552,152

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

225

INNOVATOR U.S. EQUITY BUFFER ETF - JUNE
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.8)%
Call Options - (5.8)%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $685.28(a)(b)	$(148,475,156)	(2,066)	$(8,070,478)
Put Options - (0.0)%(c)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $536.34(a)(b)	(148,475,156)	(2,066)	(31,899)
TOTAL WRITTEN OPTIONS (Premiums received $5,920,427)			$(8,102,377)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$147,326,212	105.6%
Written Options	(8,102,377)	(5.8)
Money Market Deposit Account	415,393	0.3
Liabilities in Excess of Other Assets	(87,076)	(0.1)
	$139,552,152	100.0%

The accompanying notes are an integral part of these financial statements.

226

INNOVATOR U.S. EQUITY BUFFER ETF - MARCH
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.4%(a)
Call Options - 100.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $6.87(b)(c)(d)	$231,695,984	3,224	$228,058,474
Put Options - 4.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $686.00(b)(c)(d)	231,695,984	3,224	9,247,206
TOTAL PURCHASED OPTIONS (Cost $230,964,432)			237,305,680
TOTAL INVESTMENTS - 104.4% (Cost $230,964,432)			$237,305,680
Money Market Deposit Account - 0.3%(e)			618,953
Liabilities in Excess of Other Assets - (4.7)%			(10,578,943)
TOTAL NET ASSETS - 100.0%			$227,345,690

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

227

INNOVATOR U.S. EQUITY BUFFER ETF - MARCH
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.6)%
Call Options - (2.1)%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $802.47(a)(b)	$(231,695,984)	(3,224)	$(4,880,814)
Put Options - (2.5)%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $624.26(a)(b)	(231,695,984)	(3,224)	(5,569,943)
TOTAL WRITTEN OPTIONS (Premiums received $11,273,610)			$(10,450,757)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$237,305,680	104.4%
Written Options	(10,450,757)	(4.6)
Money Market Deposit Account	618,953	0.3
Liabilities in Excess of Other Assets	(128,186)	(0.1)
	$227,345,690	100.0%

The accompanying notes are an integral part of these financial statements.

228

INNOVATOR U.S. EQUITY BUFFER ETF - MAY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.8%(a)
Call Options - 98.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.20(b)(c)(d)	$151,134,198	2,103	$148,282,530
Put Options - 5.9%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.67(b)(c)(d)	151,134,198	2,103	8,841,012
TOTAL PURCHASED OPTIONS (Cost $157,132,576)			157,123,542
TOTAL INVESTMENTS - 104.8% (Cost $157,132,576)			$157,123,542
Money Market Deposit Account - 0.3%(e)			429,216
Liabilities in Excess of Other Assets - (5.1)%			(7,615,964)
TOTAL NET ASSETS - 100.0%			$149,936,794

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

229

INNOVATOR U.S. EQUITY BUFFER ETF - MAY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.0)%
Call Options - (1.4)%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $840.40(a)(b)	$(151,134,198)	(2,103)	$(2,145,060)
Put Options - (3.6)%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $653.99(a)(b)	(151,134,198)	(2,103)	(5,402,607)
TOTAL WRITTEN OPTIONS (Premiums received $7,538,477)			$(7,547,667)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$157,123,542	104.8%
Written Options	(7,547,667)	(5.0)
Money Market Deposit Account	429,216	0.3
Liabilities in Excess of Other Assets	(68,297)	(0.1)(a)
	$149,936,794	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

230

INNOVATOR U.S. EQUITY BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.0%(a)
Call Options - 99.3%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.83(b)(c)(d)	$234,498,758	3,263	$231,192,621
Put Options - 2.7%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.07(b)(c)(d)	234,498,758	3,263	6,392,772
TOTAL PURCHASED OPTIONS (Cost $231,155,573)			237,585,393
TOTAL INVESTMENTS - 102.0% (Cost $231,155,573)			$237,585,393
Money Market Deposit Account - 0.3%(e)			688,658
Liabilities in Excess of Other Assets - (2.3)%			(5,337,943)
TOTAL NET ASSETS - 100.0%			$232,936,108

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

231

INNOVATOR U.S. EQUITY BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.2)%
Call Options - (0.8)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $802.17(a)(b)	$(234,498,758)	(3,263)	$(1,803,558)
Put Options - (1.4)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $620.67(a)(b)	(234,498,758)	(3,263)	(3,391,921)
TOTAL WRITTEN OPTIONS (Premiums received $10,769,837)			$(5,195,479)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$237,585,393	102.0%
Written Options	(5,195,479)	(2.2)
Money Market Deposit Account	688,658	0.3
Liabilities in Excess of Other Assets	(142,464)	(0.1)
	$232,936,108	100.0%

The accompanying notes are an integral part of these financial statements.

232

INNOVATOR U.S. EQUITY BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.2%(a)
Call Options - 100.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.68(b)(c)(d)	$294,578,734	4,099	$290,470,388
Put Options - 2.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.19(b)(c)(d)	294,578,734	4,099	5,789,797
TOTAL PURCHASED OPTIONS (Cost $283,744,425)			296,260,185
TOTAL INVESTMENTS - 102.2% (Cost $283,744,425)			$296,260,185
Money Market Deposit Account - 0.3%(e)			898,803
Liabilities in Excess of Other Assets - (2.5)%			(7,413,929)
TOTAL NET ASSETS - 100.0%			$289,745,059

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

233

INNOVATOR U.S. EQUITY BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.5)%
Call Options - (1.5)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $768.64(a)(b)	$(294,578,734)	(4,099)	$(4,255,418)
Put Options - (1.0)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $606.24(a)(b)	(294,578,734)	(4,099)	(2,962,388)
TOTAL WRITTEN OPTIONS (Premiums received $12,685,848)			$(7,217,806)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$296,260,185	102.2%
Written Options	(7,217,806)	(2.5)
Money Market Deposit Account	898,803	0.3
Liabilities in Excess of Other Assets	(196,123)	0.0
	$289,745,059	100.0%

The accompanying notes are an integral part of these financial statements.

234

INNOVATOR U.S. EQUITY BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.7%(a)
Call Options - 101.5%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.46(b)(c)(d)	$217,322,784	3,024	$214,912,656
Put Options - 1.2%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.06(b)(c)(d)	217,322,784	3,024	2,655,072
TOTAL PURCHASED OPTIONS (Cost $202,659,543)			217,567,728
TOTAL INVESTMENTS - 102.7% (Cost $202,659,543)			$217,567,728
Money Market Deposit Account - 0.3%(e)			626,190
Liabilities in Excess of Other Assets - (3.0)%			(6,424,054)
TOTAL NET ASSETS - 100.0%			$211,769,864

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

235

INNOVATOR U.S. EQUITY BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.0)%
Call Options - (2.4)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $744.13(a)(b)	$(217,322,784)	(3,024)	$(5,028,912)
Put Options - (0.6)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $587.00(a)(b)	(217,322,784)	(3,024)	(1,333,584)
TOTAL WRITTEN OPTIONS (Premiums received $8,411,190)			$(6,362,496)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$217,567,728	102.7%
Written Options	(6,362,496)	(3.0)
Money Market Deposit Account	626,190	0.3
Liabilities in Excess of Other Assets	(61,558)	0.0(a)
	$211,769,864	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

236

INNOVATOR U.S. EQUITY POWER BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.2%(a)
Call Options - 104.7%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $6.50(b)(c)(d)	$1,001,524,576	13,936	$984,170,493
Put Options - 3.5%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $650.34(b)(c)(d)	1,001,524,576	13,936	32,649,122
TOTAL PURCHASED OPTIONS (Cost $953,783,076)			1,016,819,615
TOTAL INVESTMENTS - 108.2% (Cost $953,783,076)			$1,016,819,615
Money Market Deposit Account - 0.3%(e)			2,706,669
Liabilities in Excess of Other Assets - (8.5)%			(79,541,749)
TOTAL NET ASSETS - 100.0%			$939,984,535

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

237

INNOVATOR U.S. EQUITY POWER BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.4)%
Call Options - (6.8)%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $741.32(a)(b)	$(1,001,524,576)	(13,936)	$(64,032,575)
Put Options - (1.6)%
State Street SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $552.79(a)(b)	(1,001,524,576)	(13,936)	(14,866,647)
TOTAL WRITTEN OPTIONS (Premiums received $55,134,562)			$(78,899,222)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$1,016,819,615	108.2%
Written Options	(78,899,221)	(8.4)
Money Market Deposit Account	2,706,669	0.3
Liabilities in Excess of Other Assets	(642,528)	(0.1)
	$939,984,535	100.0%

The accompanying notes are an integral part of these financial statements.

238

INNOVATOR U.S. EQUITY POWER BUFFER ETF - AUGUST
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.6%(a)
Call Options - 103.9%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.32(b)(c)(d)	$929,083,648	12,928	$918,827,865
Put Options - 0.7%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $632.08(b)(c)(d)	929,083,648	12,928	6,724,241
TOTAL PURCHASED OPTIONS (Cost $844,861,929)			925,552,106
TOTAL INVESTMENTS - 104.6% (Cost $844,861,929)			$925,552,106
Money Market Deposit Account - 0.3%(e)			2,632,796
Liabilities in Excess of Other Assets - (4.9)%			(43,576,293)
TOTAL NET ASSETS - 100.0%			$884,608,609

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

239

INNOVATOR U.S. EQUITY POWER BUFFER ETF - AUGUST
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.9)%
Call Options - (4.6)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $709.51(a)(b)	$(929,083,648)	(12,928)	$(40,839,810)
Put Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $537.27(a)(b)	(929,083,648)	(12,928)	(2,177,335)
TOTAL WRITTEN OPTIONS (Premiums received $35,091,861)			$(43,017,145)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$925,552,106	104.6%
Written Options	(43,017,144)	(4.9)
Money Market Deposit Account	2,632,796	0.3
Liabilities in Excess of Other Assets	(559,149)	0.0
	$884,608,609	100.0%

The accompanying notes are an integral part of these financial statements.

240

Innovator U.S. Equity Power Buffer ETF - December
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.3%(a)
Call Options - 100.1%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.83(b)(c)(d)	$1,036,595,184	14,424	$1,022,387,544
Put Options - 3.2%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $683.39(b)(c)(d)	1,036,595,184	14,424	32,511,696
TOTAL PURCHASED OPTIONS (Cost $1,023,711,606)			1,054,899,240
TOTAL INVESTMENTS - 103.3% (Cost $1,023,711,606)			$1,054,899,240
Money Market Deposit Account - 0.3%(e)			2,889,303
Liabilities in Excess of Other Assets - (3.6)%			(36,168,385)
TOTAL NET ASSETS - 100.0%			$1,021,620,158

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

241

Innovator U.S. Equity Power Buffer ETF - December
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.5)%
Call Options - (2.3)%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $773.20(a)(b)	$(1,036,595,184)	(14,424)	$(23,338,032)
Put Options - (1.2)%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $580.88(a)(b)	(1,036,595,184)	(14,424)	(12,202,704)
TOTAL WRITTEN OPTIONS (Premiums received $47,488,336)			$(35,540,736)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$1,054,899,240	103.3%
Written Options	(35,540,736)	(3.5)
Money Market Deposit Account	2,889,303	0.3
Liabilities in Excess of Other Assets	(627,649)	(0.1)
	$1,021,620,158	100.0%

The accompanying notes are an integral part of these financial statements.

242

Innovator U.S. Equity Power Buffer ETF - February
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.4%(a)
Call Options - 100.3%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.92(b)(c)(d)	$939,144,888	13,068	$923,915,702
Put Options - 4.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $691.97(b)(c)(d)	939,144,888	13,068	37,246,544
TOTAL PURCHASED OPTIONS (Cost $938,856,136)			961,162,246
TOTAL INVESTMENTS - 104.4% (Cost $938,856,136)			$961,162,246
Money Market Deposit Account - 0.3%(e)			2,462,366
Liabilities in Excess of Other Assets - (4.7)%			(42,722,994)
TOTAL NET ASSETS - 100.0%			$920,901,618

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

243

Innovator U.S. Equity Power Buffer ETF - February
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.6)%
Call Options - (2.9)%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $777.98(a)(b)	$(939,144,888)	(13,068)	$(26,931,972)
Put Options - (1.7)%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $588.17(a)(b)	(939,144,888)	(13,068)	(15,217,294)
TOTAL WRITTEN OPTIONS (Premiums received $43,731,155)			$(42,149,266)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$961,162,246	104.4%
Written Options	(42,149,266)	(4.6)
Money Market Deposit Account	2,462,366	0.3
Liabilities in Excess of Other Assets	(573,728)	(0.1)
	$920,901,618	100.0%

The accompanying notes are an integral part of these financial statements.

244

Innovator U.S. Equity Power Buffer ETF - January
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.3%(a)
Call Options - 100.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.82(b)(c)(d)	$1,627,764,900	22,650	$1,600,572,216
Put Options - 3.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.92(b)(c)(d)	1,627,764,900	22,650	55,382,648
TOTAL PURCHASED OPTIONS (Cost $1,602,402,098)			1,655,954,864
TOTAL INVESTMENTS - 104.3% (Cost $1,602,402,098)			$1,655,954,864
Money Market Deposit Account - 0.3%(e)			4,317,079
Liabilities in Excess of Other Assets - (4.6)%			(72,703,899)
TOTAL NET ASSETS - 100.0%			$1,587,568,044

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

245

Innovator U.S. Equity Power Buffer ETF - January
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%
Call Options - (3.1)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $765.86(a)(b)	$(1,627,764,900)	(22,650)	$(49,856,501)
Put Options - (1.4)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $579.63(a)(b)	(1,627,764,900)	(22,650)	(21,841,395)
TOTAL WRITTEN OPTIONS (Premiums received $70,798,680)			$(71,697,896)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$1,655,954,864	104.3%
Written Options	(71,697,896)	(4.5)
Money Market Deposit Account	4,317,079	0.3
Liabilities in Excess of Other Assets	(1,006,003)	(0.1)
	$1,587,568,044	100.0%

The accompanying notes are an integral part of these financial statements.

246

Innovator U.S. Equity Power Buffer ETF - July
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.4%(a)
Call Options - 105.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.18(b)(c)(d)	$1,066,275,842	14,837	$1,054,494,225
Put Options - 0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.85(b)(c)(d)	1,066,275,842	14,837	3,316,515
TOTAL PURCHASED OPTIONS (Cost $949,538,137)			1,057,810,740
TOTAL INVESTMENTS - 105.4% (Cost $949,538,137)			$1,057,810,740
Money Market Deposit Account - 0.3%(e)			3,066,574
Liabilities in Excess of Other Assets - (5.7)%	5754)		(57,725,376)
TOTAL NET ASSETS - 100.0%			$1,003,151,938

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

247

Innovator U.S. Equity Power Buffer ETF - July
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.7)%
Call Options - (5.6)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $692.55(a)(b)	$(1,066,275,842)	(14,837)	$(56,081,486)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.17(a)(b)	(1,066,275,842)	(14,837)	(1,008,916)
TOTAL WRITTEN OPTIONS (Premiums received $41,171,151)			$(57,090,402)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$1,057,810,740	105.4%
Written Options	(57,090,402)	(5.7)
Money Market Deposit Account	3,066,574	0.3
Liabilities in Excess of Other Assets	(634,974)	0.0
	$1,003,151,938	100.0%

The accompanying notes are an integral part of these financial statements.

248

Innovator U.S. Equity Power Buffer ETF - June
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.8%(a)
Call Options - 108.7%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.89(b)(c)(d)	$706,011,584	9,824	$700,215,129
Put Options - 0.1%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.39(b)(c)(d)	706,011,584	9,824	352,584
TOTAL PURCHASED OPTIONS (Cost $603,624,596)			700,567,713
TOTAL INVESTMENTS - 108.8% (Cost $603,624,596)			$700,567,713
Money Market Deposit Account - 0.3%(e)			1,926,484
Liabilities in Excess of Other Assets - (9.1)%			(58,527,640)
TOTAL NET ASSETS - 100.0%			$643,966,557

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

249

Innovator U.S. Equity Power Buffer ETF - June
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.0)%
Call Options - (9.0)%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $663.58(a)(b)	$(706,011,584)	(9,824)	$(58,026,045)
Put Options - (0.0)%(c)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $500.98(a)(b)	(706,011,584)	(9,824)	(93,132)
TOTAL WRITTEN OPTIONS (Premiums received $28,915,075)			$(58,119,177)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$700,567,713	108.8%
Written Options	(58,119,177)	(9.0)
Money Market Deposit Account	1,926,484	0.3
Liabilities in Excess of Other Assets	(408,463)	(0.1)
	$643,966,557	100.0%

The accompanying notes are an integral part of these financial statements.

250

Innovator U.S. Equity Power Buffer ETF - March
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.2%(a)
Call Options - 101.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $6.86(b)(c)(d)	$781,542,750	10,875	$769,283,471
Put Options - 4.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $685.99(b)(c)(d)	781,542,750	10,875	31,189,609
TOTAL PURCHASED OPTIONS (Cost $777,228,942)			800,473,080
TOTAL INVESTMENTS - 105.2% (Cost $777,228,942)			$800,473,080
Money Market Deposit Account - 0.3%(e)			2,035,852
Liabilities in Excess of Other Assets - (5.5)%			(41,844,224)
TOTAL NET ASSETS - 100.0%			$760,664,708

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

251

Innovator U.S. Equity Power Buffer ETF - March
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.4)%
Call Options - (3.7)%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $773.73(a)(b)	$(781,542,750)	(10,875)	$(28,055,760)
Put Options - (1.7)%
State Street SPDR S&P 500 ETF Trust, Expiration: 02/26/2027; Exercise Price: $583.09(a)(b)	(781,542,750)	(10,875)	(13,323,941)
TOTAL WRITTEN OPTIONS (Premiums received $38,549,368)			$(41,379,701)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$800,473,080	105.2%
Written Options	(41,379,701)	(5.4)
Money Market Deposit Account	2,035,852	0.3
Liabilities in Excess of Other Assets	(464,523)	(0.1)
	$760,664,708	100.0%

The accompanying notes are an integral part of these financial statements.

252

Innovator U.S. Equity Power Buffer ETF - May
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.8%(a)
Call Options - 99.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.19(b)(c)(d)	$608,201,958	8,463	$597,081,576
Put Options - 5.8%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.66(b)(c)(d)	608,201,958	8,463	35,189,154
TOTAL PURCHASED OPTIONS (Cost $632,307,086)			632,270,730
TOTAL INVESTMENTS - 104.8% (Cost $632,307,086)			$632,270,730
Money Market Deposit Account - 0.3%(e)			1,533,474
Liabilities in Excess of Other Assets - (5.1)%			(30,404,660)
TOTAL NET ASSETS - 100.0%			$603,399,544

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

253

Innovator U.S. Equity Power Buffer ETF - May
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.0)%
Call Options - (2.4)%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $812.09(a)(b)	$(608,201,958)	(8,463)	$(14,700,231)
Put Options - (2.6)%
State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $610.86(a)(b)	(608,201,958)	(8,463)	(15,631,161)
TOTAL WRITTEN OPTIONS (Premiums received $30,294,411)			$(30,331,392)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$632,270,730	104.8%
Written Options	(30,331,392)	(5.0)
Money Market Deposit Account	1,533,474	0.3
Liabilities in Excess of Other Assets	(73,268)	(0.1)(a)
	$603,399,544	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

254

Innovator U.S. Equity Power Buffer ETF - November
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.5%(a)
Call Options - 99.8%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.82(b)(c)(d)	$961,135,884	13,374	$947,598,186
Put Options - 2.7%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.06(b)(c)(d)	961,135,884	13,374	26,199,131
TOTAL PURCHASED OPTIONS (Cost $950,257,881)			973,797,317
TOTAL INVESTMENTS - 102.5% (Cost $950,257,881)			$973,797,317
Money Market Deposit Account - 0.3%(e)			2,851,823
Liabilities in Excess of Other Assets - (2.8)%			(26,865,085)
TOTAL NET ASSETS - 100.0%			$949,784,055

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

255

Innovator U.S. Equity Power Buffer ETF - November
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.8)%
Call Options - (1.8)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $772.50(a)(b)	$(961,135,884)	(13,374)	$(17,098,258)
Put Options - (1.0)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.75(a)(b)	(961,135,884)	(13,374)	(9,167,342)
TOTAL WRITTEN OPTIONS (Premiums received $45,159,782)			$(26,265,600)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$973,797,317	102.5%
Written Options	(26,265,600)	(2.8)
Money Market Deposit Account	2,851,823	0.3
Liabilities in Excess of Other Assets	(599,485)	0.0
	$949,784,055	100.0%

The accompanying notes are an integral part of these financial statements.

256

Innovator U.S. Equity Power Buffer ETF - October
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.3%(a)
Call Options - 101.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.66(b)(c)(d)	$1,074,540,432	14,952	$1,059,708,048
Put Options - 2.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.18(b)(c)(d)	1,074,540,432	14,952	21,486,024
TOTAL PURCHASED OPTIONS (Cost $1,034,322,589)			1,081,194,072
TOTAL INVESTMENTS - 103.3% (Cost $1,034,322,589)			$1,081,194,072
Money Market Deposit Account - 0.3%(e)			3,253,370
Liabilities in Excess of Other Assets - (3.6)%			(37,911,577)
TOTAL NET ASSETS - 100.0%			$1,046,535,865

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

257

Innovator U.S. Equity Power Buffer ETF - October
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.6)%
Call Options - (2.9)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $744.86(a)(b)	$(1,074,540,432)	(14,952)	$(30,068,472)
Put Options - (0.7)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.25(a)(b)	(1,074,540,432)	(14,952)	(7,236,768)
TOTAL WRITTEN OPTIONS (Premiums received $47,163,064)			$(37,305,240)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$1,081,194,072	103.3%
Written Options	(37,305,240)	(3.6)
Money Market Deposit Account	3,253,370	0.3
Liabilities in Excess of Other Assets	(606,337)	0.0
	$1,046,535,865	100.0%

The accompanying notes are an integral part of these financial statements.

258

Innovator U.S. Equity Power Buffer ETF - September
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.5%(a)
Call Options - 103.2%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.45(b)(c)(d)	$894,372,370	12,445	$884,354,394
Put Options - 1.3%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.05(b)(c)(d)	894,372,370	12,445	10,709,296
TOTAL PURCHASED OPTIONS (Cost $833,417,511)			895,063,690
TOTAL INVESTMENTS - 104.5% (Cost $833,417,511)			$895,063,690
Money Market Deposit Account - 0.3%(e)			2,700,979
Liabilities in Excess of Other Assets - (4.8)%			(40,860,930)
TOTAL NET ASSETS - 100.0%			$856,903,739

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

259

Innovator U.S. Equity Power Buffer ETF - September
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.7)%
Call Options - (4.3)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $720.70(a)(b)	$(894,372,370)	(12,445)	$(36,750,707)
Put Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $548.29(a)(b)	(894,372,370)	(12,445)	(3,567,360)
TOTAL WRITTEN OPTIONS (Premiums received $34,539,657)			$(40,318,067)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$895,063,690	104.5%
Written Options	(40,318,067)	(4.7)
Money Market Deposit Account	2,700,979	0.3
Liabilities in Excess of Other Assets	(542,863)	(0.1)
	$856,903,739	100.0%

The accompanying notes are an integral part of these financial statements.

260

Innovator U.S. Equity Ultra Buffer ETF - April
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 104.9%
Vanguard S&P 500 ETF(a)(b)(c)	245,841	$162,397,648
TOTAL EXCHANGE TRADED FUNDS (Cost $147,173,401)		162,397,648

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 3.0%(d)
Call Options - 0.3%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.44(b)(e)(f)	$3,567,132	54	443,181
Put Options - 2.7%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $567.67(b)(e)(f)	166,003,754	2,513	4,228,499
TOTAL PURCHASED OPTIONS (Cost $8,413,969)			4,671,680
TOTAL INVESTMENTS - 107.9% (Cost $155,587,370)			$167,069,328
Money Market Deposit Account - 0.2%(g)			372,786
Liabilities in Excess of Other Assets - (8.1)%			(12,651,831)
TOTAL NET ASSETS - 100.0%			$154,790,283

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

261

Innovator U.S. Equity Ultra Buffer ETF - April
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.1)%
Call Options - (7.4)%
Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $675.47(a)(b)	$(166,003,754)	(2,513)	$(11,448,751)
Put Options - (0.7)%
Vanguard S&P 500 ETF(a)(b)
Expiration: 03/31/2027; Exercise Price: $388.41	(166,003,754)	(2,513)	(964,464)
Expiration: 03/31/2027; Exercise Price: $621.44	(3,567,132)	(54)	(142,147)
Total Put Options			(1,106,611)
TOTAL WRITTEN OPTIONS (Premiums received $6,756,759)			$(12,555,362)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$162,397,648	104.9%
Purchased Options	4,671,680	3.0
Written Options	(12,555,362)	(8.1)
Money Market Deposit Account	372,786	0.2
Liabilities in Excess of Other Assets	(96,469)	0.0
	$154,790,283	100.0%

The accompanying notes are an integral part of these financial statements.

262

Innovator U.S. Equity Ultra Buffer ETF - August
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.9%(a)
Call Options - 104.4%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $6.31(b)(c)(d)	$178,515,144	2,484	$176,547,021
Put Options - 0.5%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $600.48(b)(c)(d)	178,515,144	2,484	851,192
TOTAL PURCHASED OPTIONS (Cost $161,295,570)			177,398,213
TOTAL INVESTMENTS - 104.9% (Cost $161,295,570)			$177,398,213
Money Market Deposit Account - 0.3%(e)			516,855
Liabilities in Excess of Other Assets - (5.2)%			(8,796,330)
TOTAL NET ASSETS - 100.0%			$169,118,738

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

263

Innovator U.S. Equity Ultra Buffer ETF - August
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.1)%
Call Options - (5.0)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $705.53(a)(b)	$(178,515,144)	(2,484)	$(8,554,126)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2026; Exercise Price: $410.85(a)(b)	(178,515,144)	(2,484)	(136,148)
TOTAL WRITTEN OPTIONS (Premiums received $4,734,501)			$(8,690,274)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$177,398,213	104.9%
Written Options	(8,690,274)	(5.1)
Money Market Deposit Account	516,855	0.3
Liabilities in Excess of Other Assets	(106,056)	(0.1)
	$169,118,738	100.0%

The accompanying notes are an integral part of these financial statements.

264

Innovator U.S. Equity Ultra Buffer ETF - December
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.8%(a)
Call Options - 100.6%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $6.82(b)(c)(d)	$318,725,710	4,435	$314,312,885
Put Options - 2.2%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $649.22(b)(c)(d)	318,725,710	4,435	6,993,995
TOTAL PURCHASED OPTIONS (Cost $310,356,528)			321,306,880
TOTAL INVESTMENTS - 102.8% (Cost $310,356,528)			$321,306,880
Money Market Deposit Account - 0.3%(e)			909,252
Liabilities in Excess of Other Assets - (3.1)%			(9,689,242)
TOTAL NET ASSETS - 100.0%			$312,526,890

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

265

Innovator U.S. Equity Ultra Buffer ETF - December
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.0)%
Call Options - (2.7)%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $765.66(a)(b)	$(318,725,710)	(4,435)	$(8,510,765)
Put Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 11/30/2026; Exercise Price: $444.20(a)(b)	(318,725,710)	(4,435)	(1,020,050)
TOTAL WRITTEN OPTIONS (Premiums received $10,003,048)			$(9,530,815)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$321,306,880	102.8%
Written Options	(9,530,815)	(3.0)
Money Market Deposit Account	909,252	0.3
Liabilities in Excess of Other Assets	(158,427)	(0.1)
	$312,526,890	100.0%

The accompanying notes are an integral part of these financial statements.

266

Innovator U.S. Equity Ultra Buffer ETF - February
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.6%(a)
Call Options - 100.6%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $6.89(b)(c)(d)	$257,280,280	3,580	$253,118,638
Put Options - 3.0%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $657.37(b)(c)(d)	257,280,280	3,580	7,581,473
TOTAL PURCHASED OPTIONS (Cost $253,630,119)			260,700,111
TOTAL INVESTMENTS - 103.6% (Cost $253,630,119)			$260,700,111
Money Market Deposit Account - 0.3%(e)			770,997
Liabilities in Excess of Other Assets - (3.9)%			(9,945,593)
TOTAL NET ASSETS - 100.0%			$251,525,515

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

267

Innovator U.S. Equity Ultra Buffer ETF - February
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.9)%
Call Options - (3.4)%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $770.79(a)(b)	$(257,280,280)	(3,580)	$(8,452,774)
Put Options - (0.5)%
State Street SPDR S&P 500 ETF Trust, Expiration: 01/29/2027; Exercise Price: $449.78(a)(b)	(257,280,280)	(3,580)	(1,335,483)
TOTAL WRITTEN OPTIONS (Premiums received $8,302,252)			$(9,788,257)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$260,700,111	103.6%
Written Options	(9,788,257)	(3.9)
Money Market Deposit Account	770,997	0.3
Liabilities in Excess of Other Assets	(157,336)	0.0
	$251,525,515	100.0%

The accompanying notes are an integral part of these financial statements.

268

Innovator U.S. Equity Ultra Buffer ETF - January
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.8%(a)
Call Options - 101.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $6.81(b)(c)(d)	$333,242,642	4,637	$327,680,143
Put Options - 2.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $647.82(b)(c)(d)	333,242,642	4,637	8,351,423
TOTAL PURCHASED OPTIONS (Cost $323,430,440)			336,031,566
TOTAL INVESTMENTS - 103.8% (Cost $323,430,440)			$336,031,566
Money Market Deposit Account - 0.3%(e)			869,518
Liabilities in Excess of Other Assets - (4.1)%)			(13,131,669)
TOTAL NET ASSETS - 100.0%			$323,769,415

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

269

Innovator U.S. Equity Ultra Buffer ETF - January
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.0)%
Call Options - (3.6)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $759.66(a)(b)	$(333,242,642)	(4,637)	$(11,509,451)
Put Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $443.25(a)(b)	(333,242,642)	(4,637)	(1,419,247)
TOTAL WRITTEN OPTIONS (Premiums received $10,271,198)			$(12,928,698)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$336,031,566	103.8%
Written Options	(12,928,698)	(4.0)
Money Market Deposit Account	869,518	0.3
Liabilities in Excess of Other Assets	(202,971)	(0.1)
	$323,769,415	100.0%

The accompanying notes are an integral part of these financial statements.

270

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.8%(a)
Call Options - 105.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.17(b)(c)(d)	$153,936,972	2,142	$152,238,195
Put Options - 0.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $586.96(b)(c)(d)	153,936,972	2,142	305,877
TOTAL PURCHASED OPTIONS (Cost $135,918,558)			152,544,072
TOTAL INVESTMENTS - 105.8% (Cost $135,918,558)			$152,544,072
Money Market Deposit Account - 0.3%(e)			473,928
Liabilities in Excess of Other Assets - (6.1)%			(8,859,364)
TOTAL NET ASSETS - 100.0%			$144,158,636

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

271

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.1)%
Call Options - (6.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $688.96(a)(b)	$(153,936,972)	(2,142)	$(8,721,496)
Put Options - (0.0)%(c)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $401.60(a)(b)	(153,936,972)	(2,142)	(45,217)
TOTAL WRITTEN OPTIONS (Premiums received $4,058,516)			$(8,766,713)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$152,544,072	105.8%
Written Options	(8,766,713)	(6.1)
Money Market Deposit Account	473,928	0.3
Liabilities in Excess of Other Assets	(92,651)	0.0
	$144,158,636	100.0%

The accompanying notes are an integral part of these financial statements.

272

Innovator U.S. Equity Ultra Buffer ETF - June
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.5%(a)
Call Options - 109.5%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.88(b)(c)(d)	$85,951,736	1,196	$85,247,256
Put Options - 0.0%(e)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $559.92(b)(c)(d)	85,951,736	1,196	26,623
TOTAL PURCHASED OPTIONS (Cost $74,064,325)			85,273,879
TOTAL INVESTMENTS - 109.5% (Cost $74,064,325)			$85,273,879
Money Market Deposit Account - 0.3%(f)			253,649
Liabilities in Excess of Other Assets - (9.8)%			(7,660,279)
TOTAL NET ASSETS - 100.0%			$77,867,249

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Represents less than 0.05% of net assets.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

273

Innovator U.S. Equity Ultra Buffer ETF - June
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.8)%
Call Options - (9.8)%
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $658.82(a)(b)	$(85,951,736)	(1,196)	$(7,605,112)
Put Options - (0.0)%(c)
SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $383.10(a)(b)	(85,951,736)	(1,196)	(5,753)
TOTAL WRITTEN OPTIONS (Premiums received $2,850,747)			$(7,610,865)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$85,273,879	109.5%
Written Options	(7,610,866)	(9.8)
Money Market Deposit Account	253,649	0.3
Liabilities in Excess of Other Assets	(49,413)	0.0
	$77,867,249	100.0%

The accompanying notes are an integral part of these financial statements.

274

Innovator U.S. Equity Ultra Buffer ETF - March
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 100.9%
Vanguard S&P 500 ETF(a)(b)(c)		321,523	$212,391,663
TOTAL EXCHANGE TRADED FUNDS (Cost $204,340,790)			212,391,663
	Notional Amount	Contracts
PURCHASED OPTIONS - 3.3%(d)
Call Options - 0.2%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $656.27(b)(e)(f)	$4,491,944	68	372,184
Put Options - 3.1%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $599.49(b)(e)(f)	216,934,472	3,284	6,593,320
TOTAL PURCHASED OPTIONS (Cost $9,407,388)			6,965,504
TOTAL INVESTMENTS - 104.2% (Cost $213,748,178)			$219,357,167
Money Market Deposit Account - 0.6%(g)			1,172,803
Liabilities in Excess of Other Assets - (4.8)%			(9,994,678)
TOTAL NET ASSETS - 100.0%			$210,535,292

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

275

Innovator U.S. Equity Ultra Buffer ETF - March
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.7)%
Call Options - (4.0)%
Vanguard S&P 500 ETF, Expiration: 02/26/2027; Exercise Price: $707.21(a)(b)	$(216,934,472)	(3,284)	$(8,375,185)
Put Options - (0.7)%
Vanguard S&P 500 ETF(a)(b)
Expiration: 02/26/2027; Exercise Price: $410.18	(216,934,472)	(3,284)	(1,332,647)
Expiration: 02/26/2027; Exercise Price: $656.27	(4,491,944)	(68)	(225,844)
Total Put Options			(1,558,491)
TOTAL WRITTEN OPTIONS (Premiums received $7,840,103)			$(9,933,676)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$212,391,663	100.9%
Purchased Options	6,965,504	3.3
Written Options	(9,933,677)	(4.7)
Money Market Deposit Account	1,172,803	0.6
Liabilities in Excess of Other Assets	(61,001)	(0.1)(a)
	$210,535,292	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

276

Innovator U.S. Equity Ultra Buffer ETF - May
Schedule of Investments
April 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 98.7%
Vanguard S&P 500 ETF(a)(b)(c)	89,223	$58,938,929
TOTAL EXCHANGE TRADED FUNDS (Cost $58,939,376)		58,938,929

	Notional Amount	Contracts
PURCHASED OPTIONS - 4.7%(d)
Call Options - 0.2%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $686.99(b)(e)(f)	$1,189,044	18	77,598
Put Options - 4.5%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $627.55(b)(e)(f)	60,178,838	911	2,695,649
TOTAL PURCHASED OPTIONS (Cost $2,775,242)			2,773,247
TOTAL INVESTMENTS - 103.4% (Cost $61,714,618)			$61,712,176
Money Market Deposit Account - 0.2%(g)			149,012
Liabilities in Excess of Other Assets - (3.6)%			(2,161,798)
TOTAL NET ASSETS - 100.0%			$59,699,390

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	All or a portion of the security has been pledged as collateral for written options.
(d)	Non-income producing security.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

277

Innovator U.S. Equity Ultra Buffer ETF - May
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.6)%
Call Options - (2.6)%
Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $743.48(a)(b)	$(60,178,838)	(911)	$(1,547,789)
Put Options - (1.0)%
Vanguard S&P 500 ETF(a)(b)
Expiration: 04/30/2027; Exercise Price: $429.38	(60,178,838)	(911)	(503,783)
Expiration: 04/30/2027; Exercise Price: $686.99	(1,189,044)	(18)	(85,032)
Total Put Options			(588,815)
TOTAL WRITTEN OPTIONS (Premiums received $2,132,608)			$(2,136,604)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Exchange Traded Funds	$58,938,929	98.7%
Purchased Options	2,773,247	4.7
Written Options	(2,136,604)	(3.6)
Money Market Deposit Account	149,012	0.2
Liabilities in Excess of Other Assets	(25,194)	0.0(a)
	$59,699,390	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

278

Innovator U.S. Equity Ultra Buffer ETF - November
Schedule of Investments
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.3%(a)
Call Options - 100.3%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.81(b)(c)(d)	$181,892,846	2,531	$179,333,347
Put Options - 2.0%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $647.96(b)(c)(d)	181,892,846	2,531	3,486,933
TOTAL PURCHASED OPTIONS (Cost $176,147,905)			182,820,280
TOTAL INVESTMENTS - 102.3% (Cost $176,147,905)			$182,820,280
Money Market Deposit Account - 0.3%(e)			567,105
Liabilities in Excess of Other Assets - (2.6)%			(4,656,890)
TOTAL NET ASSETS - 100.0%			$178,730,495

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

279

Innovator U.S. Equity Ultra Buffer ETF - November
Schedule of Written Options
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.5)%
Call Options - (2.2)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $763.91(a)(b)	$(181,892,846)	(2,531)	$(4,022,847)
Put Options - (0.3)%
SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $443.34(a)(b)	(181,892,846)	(2,531)	(521,690)
TOTAL WRITTEN OPTIONS (Premiums received $5,365,697)			$(4,544,537)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$182,820,280	102.3%
Written Options	(4,544,537)	(2.5)
Money Market Deposit Account	567,105	0.3
Liabilities in Excess of Other Assets	(112,353)	(0.1)
	$178,730,495	100.0%

The accompanying notes are an integral part of these financial statements.

280

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.2%(a)
Call Options - 101.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $6.65(b)(c)(d)	$185,917,342	2,587	$183,332,075
Put Options - 1.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $632.87(b)(c)(d)	185,917,342	2,587	2,511,046
TOTAL PURCHASED OPTIONS (Cost $176,905,730)			185,843,121
TOTAL INVESTMENTS - 103.2% (Cost $176,905,730)			$185,843,121
Money Market Deposit Account - 0.4%(e)			647,407
Liabilities in Excess of Other Assets - (3.6)%			(6,353,682)
TOTAL NET ASSETS - 100.0%			$180,136,846

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

281

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.4)%
Call Options - (3.2)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $739.66(a)(b)	$(185,917,342)	(2,587)	$(5,816,689)
Put Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $433.02(a)(b)	(185,917,342)	(2,587)	(392,758)
TOTAL WRITTEN OPTIONS (Premiums received $5,938,011)			$(6,209,447)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$185,843,121	103.2%
Written Options	(6,209,447)	(3.4)
Money Market Deposit Account	647,407	0.4
Liabilities in Excess of Other Assets	(144,235)	(0.2)
	$180,136,846	100.0%

The accompanying notes are an integral part of these financial statements.

282

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.5%(a)
Call Options - 103.7%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.44(b)(c)(d)	$159,398,788	2,218	$157,615,538
Put Options - 0.8%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $612.80(b)(c)(d)	159,398,788	2,218	1,291,409
TOTAL PURCHASED OPTIONS (Cost $147,925,409)			158,906,947
TOTAL INVESTMENTS - 104.5% (Cost $147,925,409)			$158,906,947
Money Market Deposit Account - 0.3%(e)			466,466
Liabilities in Excess of Other Assets - (4.8)%			(7,367,451)
TOTAL NET ASSETS - 100.0%			$152,005,962

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

283

INNOVATOR U.S. EQUITY ULTRA BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.8)%
Call Options - (4.7)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $717.17(a)(b)	$(159,398,788)	(2,218)	$(7,060,250)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $419.28(a)(b)	(159,398,788)	(2,218)	(210,643)
TOTAL WRITTEN OPTIONS (Premiums received $4,393,893)			$(7,270,893)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$158,906,947	104.5%
Written Options	(7,270,892)	(4.8)
Money Market Deposit Account	466,466	0.3
Liabilities in Excess of Other Assets	(96,559)	0.0
	$152,005,962	100.0%

The accompanying notes are an integral part of these financial statements.

284

INNOVATOR U.S. SMALL CAP 10 BUFFER ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.7%(a)
Call Options - 106.9%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $0.62(b)(c)(d)	$92,730,792	3,336	$92,161,804
Put Options - 0.8%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $248.00(b)(c)(d)	92,730,792	3,336	731,418
TOTAL PURCHASED OPTIONS (Cost $86,541,200)			92,893,222
TOTAL INVESTMENTS - 107.7% (Cost $86,541,200)			$92,893,222
Money Market Deposit Account - 0.1%(e)			95,829
Liabilities in Excess of Other Assets - (7.8)%			(6,762,820)
TOTAL NET ASSETS - 100.0%			$86,226,231

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

285

INNOVATOR U.S. SMALL CAP 10 BUFFER ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.8)%
Call Options - (7.5)%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $263.97(a)(b)	$(92,730,792)	(3,336)	$(6,468,571)
Put Options - (0.3)%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $223.20(a)(b)	(92,730,792)	(3,336)	(238,057)
TOTAL WRITTEN OPTIONS (Premiums received $3,968,877)			$(6,706,628)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$92,893,222	107.7%
Written Options	(6,706,628)	(7.8)
Money Market Deposit Account	95,829	0.1
Liabilities in Excess of Other Assets	(56,192)	0.0
	$86,226,231	100.0%

The accompanying notes are an integral part of these financial statements.

286

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - APRIL
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 108.3%(a)
Call Options - 104.0%
iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $2.48(b)(c)(d)	$221,180,729	7,957	$217,073,803
Put Options - 4.3%
iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $248.00(b)(c)(d)	221,180,729	7,957	9,038,436
TOTAL PURCHASED OPTIONS (Cost $211,021,311)			226,112,239
TOTAL INVESTMENTS - 108.3% (Cost $211,021,311)			$226,112,239
Money Market Deposit Account - 0.3%(e)			600,906
Liabilities in Excess of Other Assets - (8.6)%			(17,854,123)
TOTAL NET ASSETS - 100.0%			$208,859,022

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

287

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - APRIL
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.5)%
Call Options - (6.5)%
iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $298.79(a)(b)	$(221,180,729)	(7,957)	$(13,664,477)
Put Options - (2.0)%
iShares Russell 2000 ETF, Expiration: 03/31/2027; Exercise Price: $210.80(a)(b)	(221,180,729)	(7,957)	(4,066,345)
TOTAL WRITTEN OPTIONS (Premiums received $15,083,417)			$(17,730,822)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$226,112,239	108.3%
Written Options	(17,730,822)	(8.5)
Money Market Deposit Account	600,906	0.3
Liabilities in Excess of Other Assets	(123,301)	(0.1)
	$208,859,022	100.0%

The accompanying notes are an integral part of these financial statements.

288

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - AUGUST
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 110.9%(a)
Call Options - 110.4%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $2.19(b)(c)(d)	$89,367,355	3,215	$88,424,460
Put Options - 0.5%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $219.39(b)(c)(d)	89,367,355	3,215	396,988
TOTAL PURCHASED OPTIONS (Cost $74,932,443)			88,821,448
TOTAL INVESTMENTS - 110.9% (Cost $74,932,443)			$88,821,448
Money Market Deposit Account - 0.3%(e)			231,677
Liabilities in Excess of Other Assets - (11.2)%			(8,959,424)
TOTAL NET ASSETS - 100.0%			$80,093,701

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

289

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - AUGUST
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.1)%
Call Options - (10.9)%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $257.30(a)(b)	$(89,367,355)	(3,215)	$(8,771,774)
Put Options - (0.2)%
iShares Russell 2000 ETF, Expiration: 07/31/2026; Exercise Price: $186.48(a)(b)	(89,367,355)	(3,215)	(135,866)
TOTAL WRITTEN OPTIONS (Premiums received $3,997,736)			$(8,907,640)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$88,821,448	110.9%
Written Options	(8,907,640)	(11.1)
Money Market Deposit Account	231,677	0.3
Liabilities in Excess of Other Assets	(51,784)	(0.1)
	$80,093,701	100.0%

The accompanying notes are an integral part of these financial statements.

290

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - DECEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.1%(a)
Call Options - 103.0%
iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $2.49(b)(c)(d)	$88,728,024	3,192	$87,461,822
Put Options - 3.1%
iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $248.75(b)(c)(d)	88,728,024	3,192	2,668,448
TOTAL PURCHASED OPTIONS (Cost $84,015,415)			90,130,270
TOTAL INVESTMENTS - 106.1% (Cost $84,015,415)			$90,130,270
Money Market Deposit Account - 0.3%(e)			243,507
Liabilities in Excess of Other Assets - (6.4)%			(5,426,674)
TOTAL NET ASSETS - 100.0%			$84,947,103

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

291

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - DECEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.3)%
Call Options - (5.1)%
iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $293.77(a)(b)	$(88,728,024)	(3,192)	$(4,357,304)
Put Options - (1.2)%
iShares Russell 2000 ETF, Expiration: 11/30/2026; Exercise Price: $211.44(a)(b)	(88,728,024)	(3,192)	(1,014,928)
TOTAL WRITTEN OPTIONS (Premiums received $5,009,774)			$(5,372,232)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$90,130,270	106.1%
Written Options	(5,372,232)	(6.3)
Money Market Deposit Account	243,507	0.3
Liabilities in Excess of Other Assets	(54,442)	(0.1)
	$84,947,103	100.0%

The accompanying notes are an integral part of these financial statements.

292

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - FEBRUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.1%(a)
Call Options - 101.3%
iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $2.60(b)(c)(d)	$57,150,632	2,056	$56,158,653
Put Options - 4.8%
iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $259.65(b)(c)(d)	57,150,632	2,056	2,653,741
TOTAL PURCHASED OPTIONS (Cost $56,509,410)			58,812,394
TOTAL INVESTMENTS - 106.1% (Cost $56,509,410)			$58,812,394
Money Market Deposit Account - 0.3%(e)			162,562
Liabilities in Excess of Other Assets - (6.4)%			(3,567,985)
TOTAL NET ASSETS - 100.0%			$55,406,971

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

293

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - FEBRUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.4)%
Call Options - (4.5)%
iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $305.43(a)(b)	$(57,150,632)	(2,056)	$(2,462,307)
Put Options - (1.9)%
iShares Russell 2000 ETF, Expiration: 01/29/2027; Exercise Price: $220.70(a)(b)	(57,150,632)	(2,056)	(1,070,991)
TOTAL WRITTEN OPTIONS (Premiums received $3,481,558)			$(3,533,298)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$58,812,394	106.1%
Written Options	(3,533,298)	(6.4)
Money Market Deposit Account	162,562	0.3
Liabilities in Excess of Other Assets	(34,687)	0.0
	$55,406,971	100.0%

The accompanying notes are an integral part of these financial statements.

294

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JANUARY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.8%(a)
Call Options - 104.4%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $2.46(b)(c)(d)	$347,712,673	12,509	$340,732,651
Put Options - 3.4%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $246.16(b)(c)(d)	347,712,673	12,509	10,995,411
TOTAL PURCHASED OPTIONS (Cost $325,630,535)			351,728,062
TOTAL INVESTMENTS - 107.8% (Cost $325,630,535)			$351,728,062
Money Market Deposit Account - 0.3%(e)			879,157
Liabilities in Excess of Other Assets - (8.1)%			(26,310,178)
TOTAL NET ASSETS - 100.0%			$326,297,041

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

295

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JANUARY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (8.0)%
Call Options - (6.7)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $288.82(a)(b)	$(347,712,673)	(12,509)	$(21,715,624)
Put Options - (1.3)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $209.24(a)(b)	(347,712,673)	(12,509)	(4,415,677)
TOTAL WRITTEN OPTIONS (Premiums received $18,444,954)			$(26,131,301)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$351,728,062	107.8%
Written Options	(26,131,301)	(8.0)
Money Market Deposit Account	879,157	0.3
Liabilities in Excess of Other Assets	(178,877)	(0.1)
	$326,297,041	100.0%

The accompanying notes are an integral part of these financial statements.

296

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JULY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 111.4%(a)
Call Options - 111.2%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $2.16(b)(c)(d)	$151,326,868	5,444	$149,647,013
Put Options - 0.2%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $215.79(b)(c)(d)	151,326,868	5,444	290,710
TOTAL PURCHASED OPTIONS (Cost $129,019,736)			149,937,723
TOTAL INVESTMENTS - 111.4% (Cost $129,019,736)			$149,937,723
Money Market Deposit Account - 0.3%(e)			386,972
Liabilities in Excess of Other Assets - (11.7)%			(15,671,992)
TOTAL NET ASSETS - 100.0%			$134,652,703

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

297

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JULY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.6)%
Call Options - (11.5)%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $252.79(a)(b)	$(151,326,868)	(5,444)	$(15,496,890)
Put Options - (0.1)%
iShares Russell 2000 ETF, Expiration: 06/30/2026; Exercise Price: $183.42(a)(b)	(151,326,868)	(5,444)	(83,511)
TOTAL WRITTEN OPTIONS (Premiums received $6,357,342)			$(15,580,401)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$149,937,723	111.4%
Written Options	(15,580,401)	(11.6)
Money Market Deposit Account	386,972	0.3
Liabilities in Excess of Other Assets	(91,591)	(0.1)
	$134,652,703	100.0%

The accompanying notes are an integral part of these financial statements.

298

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JUNE
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 116.2%(a)
Call Options - 116.2%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $2.05(b)(c)(d)	$19,596,885	705	$19,438,852
Put Options - 0.0%(e)
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $205.07(b)(c)(d)	19,596,885	705	5,781
TOTAL PURCHASED OPTIONS (Cost $15,194,209)			19,444,633
TOTAL INVESTMENTS - 116.2% (Cost $15,194,209)			$19,444,633
Money Market Deposit Account - 0.3%(f)			57,351
Liabilities in Excess of Other Assets - (16.5)%			(2,771,495)
TOTAL NET ASSETS - 100.0%			$16,730,489

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Represents less than 0.05% of net assets.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

299

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - JUNE
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (16.5)%
Call Options - (16.5)%
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $239.85(a)(b)	$(19,596,885)	(705)	$(2,759,582)
Put Options - (0.0)%(c)
iShares Russell 2000 ETF, Expiration: 05/29/2026; Exercise Price: $174.31(a)(b)	(19,596,885)	(705)	(1,480)
TOTAL WRITTEN OPTIONS (Premiums received $884,726)			$(2,761,062)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$19,444,633	116.2%
Written Options	(2,761,062)	(16.5)
Money Market Deposit Account	57,351	0.3
Liabilities in Excess of Other Assets	(10,433)	0.0
	$16,730,489	100.0%

The accompanying notes are an integral part of these financial statements.

300

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - MARCH
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.5%(a)
Call Options - 101.3%
iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $2.61(b)(c)(d)	$35,941,521	1,293	$35,329,919
Put Options - 5.2%
iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $261.41(b)(c)(d)	35,941,521	1,293	1,826,944
TOTAL PURCHASED OPTIONS (Cost $35,672,685)			37,156,863
TOTAL INVESTMENTS - 106.5% (Cost $35,672,685)			$37,156,863
Money Market Deposit Account - 0.3%(e)			97,820
Liabilities in Excess of Other Assets - (6.8)%			(2,360,142)
TOTAL NET ASSETS - 100.0%			$34,894,541

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

301

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - MARCH
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.7)%
Call Options - (4.5)%
iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $308.73(a)(b)	$(35,941,521)	(1,293)	$(1,576,154)
Put Options - (2.2)%
iShares Russell 2000 ETF, Expiration: 02/26/2027; Exercise Price: $222.20(a)(b)	(35,941,521)	(1,293)	(764,189)
TOTAL WRITTEN OPTIONS (Premiums received $2,299,389)			$(2,340,343)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$37,156,863	106.5%
Written Options	(2,340,343)	(6.7)
Money Market Deposit Account	97,820	0.3
Liabilities in Excess of Other Assets	(19,799)	(0.1)
	$34,894,541	100.0%

The accompanying notes are an integral part of these financial statements.

302

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - MAY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.4%(a)
Call Options - 98.4%
iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $2.78(b)(c)(d)	$13,954,094	502	$13,620,264
Put Options - 8.0%
iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $277.97(b)(c)(d)	13,954,094	502	1,107,914
TOTAL PURCHASED OPTIONS (Cost $14,729,762)			14,728,178
TOTAL INVESTMENTS - 106.4% (Cost $14,729,762)			$14,728,178
Money Market Deposit Account - 0.4%(e)			50,400
Liabilities in Excess of Other Assets - (6.8)%			(931,946)
TOTAL NET ASSETS - 100.0%			$13,846,632

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

303

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - MAY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.7)%
Call Options - (3.2)%
iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $329.28(a)(b)	$(13,954,094)	(502)	$(441,258)
Put Options - (3.5)%
iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $236.27(a)(b)	(13,954,094)	(502)	(480,916)
TOTAL WRITTEN OPTIONS (Premiums received $920,571)			$(922,174)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$14,728,178	106.4%
Written Options	(922,174)	(6.7)
Money Market Deposit Account	50,400	0.4
Liabilities in Excess of Other Assets	(9,772)	(0.1)
	$13,846,632	100.0%

The accompanying notes are an integral part of these financial statements.

304

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - NOVEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.5%(a)
Call Options - 102.9%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $2.46(b)(c)(d)	$109,325,601	3,933	$107,795,900
Put Options - 2.6%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $246.23(b)(c)(d)	109,325,601	3,933	2,695,442
TOTAL PURCHASED OPTIONS (Cost $104,938,172)			110,491,342
TOTAL INVESTMENTS - 105.5% (Cost $104,938,172)			$110,491,342
Money Market Deposit Account - 0.3%(e)			355,145
Liabilities in Excess of Other Assets - (5.8)%			(6,105,233)
TOTAL NET ASSETS - 100.0%			$104,741,254

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

305

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - NOVEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.8)%
Call Options - (4.9)%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $291.22(a)(b)	$(109,325,601)	(3,933)	$(5,070,896)
Put Options - (0.9)%
iShares Russell 2000 ETF, Expiration: 10/30/2026; Exercise Price: $209.30(a)(b)	(109,325,601)	(3,933)	(969,012)
TOTAL WRITTEN OPTIONS (Premiums received $5,893,353)			$(6,039,908)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$110,491,342	105.5%
Written Options	(6,039,908)	(5.8)
Money Market Deposit Account	355,145	0.3
Liabilities in Excess of Other Assets	(65,325)	0.0
	$104,741,254	100.0%

The accompanying notes are an integral part of these financial statements.

306

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - OCTOBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.9%(a)
Call Options - 104.0%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $2.42(b)(c)(d)	$150,214,988	5,404	$147,788,592
Put Options - 1.9%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $241.96(b)(c)(d)	150,214,988	5,404	2,750,636
TOTAL PURCHASED OPTIONS (Cost $137,941,455)			150,539,228
TOTAL INVESTMENTS - 105.9% (Cost $137,941,455)			$150,539,228
Money Market Deposit Account - 0.3%(e)			397,057
Liabilities in Excess of Other Assets - (6.2)%			(8,844,854)
TOTAL NET ASSETS - 100.0%			$142,091,431

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

307

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - OCTOBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.2)%
Call Options - (5.5)%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $283.53(a)(b)	$(150,214,988)	(5,404)	$(7,819,588)
Put Options - (0.7)%
iShares Russell 2000 ETF, Expiration: 09/30/2026; Exercise Price: $205.67(a)(b)	(150,214,988)	(5,404)	(961,912)
TOTAL WRITTEN OPTIONS (Premiums received $8,031,600)			$(8,781,500)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$150,539,228	105.9%
Written Options	(8,781,500)	(6.2)
Money Market Deposit Account	397,057	0.3
Liabilities in Excess of Other Assets	(63,354)	0.0(a)
	$142,091,431	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

308

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.7%(a)
Call Options - 105.5%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $2.35(b)(c)(d)	$26,295,962	946	$26,008,151
Put Options - 1.2%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $235.17(b)(c)(d)	26,295,962	946	302,985
TOTAL PURCHASED OPTIONS (Cost $23,774,514)			26,311,136
TOTAL INVESTMENTS - 106.7% (Cost $23,774,514)			$26,311,136
Money Market Deposit Account - 0.3%(e)			73,190
Liabilities in Excess of Other Assets - (7.0)%			(1,721,365)
TOTAL NET ASSETS - 100.0%			$24,662,961

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

309

INNOVATOR U.S. SMALL CAP POWER BUFFER ETF - SEPTEMBER
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.9)%
Call Options - (6.5)%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $275.62(a)(b)	$(26,295,962)	(946)	$(1,604,416)
Put Options - (0.4)%
iShares Russell 2000 ETF, Expiration: 08/31/2026; Exercise Price: $199.89(a)(b)	(26,295,962)	(946)	(100,181)
TOTAL WRITTEN OPTIONS (Premiums received $1,296,251)			$(1,704,597)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$26,311,136	106.7%
Written Options	(1,704,597)	(6.9)
Money Market Deposit Account	73,190	0.3
Liabilities in Excess of Other Assets	(16,768)	(0.1)
	$24,662,961	100.0%

The accompanying notes are an integral part of these financial statements.

310

INNOVATOR UNCAPPED BITCOIN 20 FLOOR ETF - QUARTERLY
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 31.9%(a)
Call Options - 31.9%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2026; Exercise Price: $127.99(b)(c)(d)	$17,343,898	962	$5,310,298
TOTAL PURCHASED OPTIONS (Cost $3,739,244)			5,310,298

	Par
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 73.1%
3.62%, 06/30/2026(e)	12,261,500	12,187,388
TOTAL U.S. TREASURY BILLS (Cost $12,188,135)		12,187,388
TOTAL INVESTMENTS - 105.0% (Cost $15,927,379)		$17,497,686
Money Market Deposit Account - 0.1%(f)		10,424
Liabilities in Excess of Other Assets - (5.1)%		(844,686)
TOTAL NET ASSETS - 100.0%		$16,663,424

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of April 30, 2026.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of April 30, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

311

INNOVATOR UNCAPPED BITCOIN 20 FLOOR ETF - QUARTERLY
SCHEDULE OF WRITTEN OPTIONS
April 30, 2026 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.0)%
Call Options - (5.0)%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2026; Exercise Price: $159.99(a)(b)	$(5,697,164)	(316)	$(833,248)
TOTAL WRITTEN OPTIONS (Premiums received $530,896)			$(833,248)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of April 30, 2026
(% of Net Assets)

Purchased Options	$5,310,298	31.9%
Written Options	(833,248)	(5.0)
U.S. Treasury Bills	12,187,388	73.1
Money Market Deposit Account	10,424	0.1
Liabilities in Excess of Other Assets	(11,438)	(0.1)
	$16,663,424	100.0%

The accompanying notes are an integral part of these financial statements.

312

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator Defined Wealth Shield ETF	Innovator Emerging Markets 10 Buffer ETF - Quarterly	Innovator Emerging Markets Power Buffer ETF - April
ASSETS:
Investments, at value	$7,752,916	$ 22,804,876	$ 2,640,300,765	$34,113,917	$ 107,584,862
Cash - interest bearing deposit account	11,882	42,215	3,355,838	39,836	198,478
Deposit at broker for other investments	200	177	200	200	200
Interest receivable	40	149	9,529	89	508
Receivable for investments sold	—	—	457,458	—	127,833
Receivable for fund shares sold	—	—	5,092,335	—	1,623,795
Receivable for transaction fee	—	—	1,867	—	487
Total assets	7,765,038	22,847,417	2,649,217,992	34,154,042	109,536,163
LIABILITIES:
Written option, at value	1,300	81,521	221,000,805	2,315,543	7,860,006
Payable to Adviser	5,095	14,962	1,344,404	21,505	62,054
Payable for investments purchased	—	—	5,467,042	—	1,749,775
Broker commissions on in-kind transactions payable	—	69	1,681	—	440
Total liabilities	6,395	96,552	227,813,932	2,337,048	9,672,275
NET ASSETS	$7,758,643	$ 22,750,865	$ 2,421,404,060	$ 31,816,994	$99,863,888
Net Assets Consists of:
Paid-in capital	$ 15,793,401	$ 28,220,180	$ 2,442,127,380	$ 30,252,096	$93,038,483
Total distributable earnings/(accumulated losses)	(8,034,758)	(5,469,315)	(20,723,320)	1,564,898	6,825,405
Total net assets	$7,758,643	$ 22,750,865	$ 2,421,404,060	$ 31,816,994	$99,863,888
Net assets	$7,758,643	$ 22,750,865	$ 2,421,404,060	$ 31,816,994	$99,863,888
Shares issued and outstanding (unlimited shares authorized without par value)	400,000	1,150,000	71,325,000	1,025,000	3,075,000
Net asset value per share	$19.40	$19.78	$33.95	$31.04	$32.48
Cost:
Investments, at cost	$7,858,501	$ 23,359,314	$ 2,468,271,186	$ 32,095,741	$ 101,221,405
Proceeds:
Written options premium received	$2,629	$578,656	$86,166,444	$1,780,775	$7,642,427

The accompanying notes are an integral part of these financial statements.

313

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator Emerging Markets Power Buffer ETF - January	Innovator Emerging Markets Power Buffer ETF - July	Innovator Emerging Markets Power Buffer ETF - October	Innovator Equity Defined Protection ETF - 1 Yr April	Innovator Equity Defined Protection ETF - 1 Yr August
ASSETS:
Investments, at value	$ 173,866,777	$ 164,542,780	$ 123,854,532	$ 91,185,653	$112,136,562
Cash - interest bearing deposit account	374,009	263,555	220,840	243,834	204,439
Interest receivable	1,011	741	621	555	640
Deposit at broker for other investments	196	199	199	—	203
Receivable for investments sold	—	—	—	—	1,503,741
Receivable for transaction fee	—	—	—	—	409
Prepaid expenses and other assets	—	—	—	2,031	—
Total assets	174,241,993	164,807,275	124,076,192	91,432,073	113,845,994
LIABILITIES:
Written option, at value	18,764,044	24,449,682	11,571,694	9,325,578	8,810,316
Payable to Adviser	109,829	101,486	83,612	42,020	67,960
Broker commissions on in-kind transactions payable	301	—	887	—	181
Payable for investments purchased	—	—	—	—	118,148
Payable for fund shares redeemed	—	—	—	—	1,361,675
Due to broker	—	—	—	2,042	—
Total liabilities	18,874,174	24,551,168	11,656,193	9,369,640	10,358,280
NET ASSETS	$ 155,367,819	$ 140,256,107	$112,419,999	$ 82,062,433	$ 103,487,714
Net Assets Consists of:
Paid-in capital	$ 147,587,060	$ 128,052,288	$ 104,240,909	$ 78,830,542	$ 104,820,937
Total distributable earnings/(accumulated losses)	7,780,759	12,203,819	8,179,090	3,231,891	(1,333,223)
Total net assets	$ 155,367,819	$ 140,256,107	$112,419,999	$ 82,062,433	$ 103,487,714
Net assets	$ 155,367,819	$ 140,256,107	$112,419,999	$ 82,062,433	$ 103,487,714
Shares issued and outstanding (unlimited shares authorized without par value)	4,375,000	4,550,000	3,350,000	3,100,000	3,800,000
Net asset value per share	$35.51	$30.83	$33.56	$26.47	$27.23
Cost:
Investments, at cost	$ 156,701,851	$ 130,562,463	$ 107,539,467	$ 86,094,933	$ 102,461,692
Proceeds:
Written options premium received	$8,048,917	$5,104,886	$4,135,144	$5,346,565	$4,004,095

The accompanying notes are an integral part of these financial statements.

314

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr December	Innovator Equity Defined Protection ETF - 1 Yr February	Innovator Equity Defined Protection ETF - 1 Yr January	Innovator Equity Defined Protection ETF - 1 Yr July	Innovator Equity Defined Protection ETF - 1 Yr June
ASSETS:
Investments, at value	$ 120,452,056	$ 171,956,767	$ 122,235,857	$ 142,512,008	$ 38,150,262
Cash - interest bearing deposit account	271,208	428,710	272,577	291,447	104,105
Interest receivable	802	1,231	811	816	326
Deposit at broker for other investments	140	424	375	196	460
Receivable for investments sold	—	—	—	784,208	—
Receivable for transaction fee	—	—	—	222	—
Total assets	120,724,206	172,387,132	122,509,620	143,588,897	38,255,153
LIABILITIES:
Written option, at value	6,190,465	9,773,331	7,216,034	12,969,012	4,769,648
Payable to Adviser	76,104	105,492	74,653	84,632	21,608
Broker commissions on in-kind transactions payable	207	216	45	232	—
Payable for investments purchased	—	—	—	71,365	—
Payable for fund shares redeemed	—	—	—	741,270	—
Total liabilities	6,266,776	9,879,039	7,290,732	13,866,511	4,791,256
NET ASSETS	$114,457,430	$ 162,508,093	$115,218,888	$ 129,722,386	$ 33,463,897
Net Assets Consists of:
Paid-in capital	$112,006,716	$ 155,659,631	$110,428,639	$ 129,445,841	$ 30,913,431
Total distributable earnings	2,450,714	6,848,462	4,790,249	276,545	2,550,466
Total net assets	$114,457,430	$ 162,508,093	$115,218,888	$ 129,722,386	$ 33,463,897
Net assets	$114,457,430	$ 162,508,093	$115,218,888	$ 129,722,386	$ 33,463,897
Shares issued and outstanding (unlimited shares authorized without par value)	4,375,000	6,300,000	4,150,000	4,375,000	1,225,000
Net asset value per share	$26.16	$25.79	$27.76	$29.65	$27.32
Cost:
Investments, at cost	$116,943,525	$ 167,920,995	$118,576,417	$ 127,936,091	$ 33,189,388
Proceeds:
Written options premium received	$5,313,827	$7,612,523	$5,418,006	$5,328,695	$1,618,811

The accompanying notes are an integral part of these financial statements.

315

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr March	Innovator Equity Defined Protection ETF - 1 Yr May	Innovator Equity Defined Protection ETF - 1 Yr November	Innovator Equity Defined Protection ETF - 1 Yr October	Innovator Equity Defined Protection ETF - 1 Yr September
ASSETS:
Investments, at value	$ 129,072,526	$ 35,075,275	$ 147,805,092	$ 121,421,546	$ 155,704,440
Cash - interest bearing deposit account	724,294	59,907	363,841	292,336	338,297
Cash	19,660	—	—	—	—
Interest receivable	2,080	215	1,021	852	908
Deposit at broker for other investments	102	420	407	200	200
Receivable for investments sold	—	42,158,868	—	—	—
Prepaid expenses and other assets	149	—	—	—	—
Total assets	129,818,811	77,294,685	148,170,361	121,714,934	156,043,845
LIABILITIES:
Written option, at value	8,505,118	1,656,509	6,835,700	6,891,982	11,433,950
Payable to Adviser	78,833	23,148	87,059	75,514	87,504
Payable for investments purchased	—	42,124,389	—	—	—
Broker commissions on in-kind transactions payable	—	1,278	21	162	120
Total liabilities	8,583,951	43,805,324	6,922,780	6,967,658	11,521,574
NET ASSETS	$ 121,234,860	$ 33,489,361	$ 141,247,581	$114,747,276	$ 144,522,271
Net Assets Consists of:
Paid-in capital	$113,969,514	$ 31,744,600	$ 143,538,336	$118,086,017	$ 147,242,522
Total distributable earnings/(accumulated losses)	7,265,346	1,744,761	(2,290,755)	(3,338,741)	(2,720,251)
Total net assets	$ 121,234,860	$ 33,489,361	$ 141,247,581	$114,747,276	$ 144,522,271
Net assets	$ 121,234,860	$ 33,489,361	$ 141,247,581	$114,747,276	$ 144,522,271
Shares issued and outstanding (unlimited shares authorized without par value)	4,325,000	1,300,000	5,200,000	4,200,000	5,300,000
Net asset value per share	$28.03	$25.76	$27.16	$27.32	$27.27
Cost:
Investments, at cost	$ 125,474,488	$ 35,076,645	$ 143,606,562	$116,249,479	$ 145,558,673
Proceeds:
Written options premium received	$5,492,260	$1,655,356	$6,068,375	$5,244,380	$6,315,282

The accompanying notes are an integral part of these financial statements.

316

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to April 2027	Innovator Equity Defined Protection ETF - 2 Yr to April 2028	Innovator Equity Defined Protection ETF - 2 Yr to January 2027	Innovator Equity Defined Protection ETF - 2 Yr to January 2028	Innovator Equity Defined Protection ETF - 2 Yr to July 2026
ASSETS:
Investments, at value	$ 12,424,221	$ 60,720,942	$ 35,734,081	$ 48,902,106	$ 66,196,523
Cash - interest bearing deposit account	61,659	186,953	122,070	115,523	231,700
Deposit at broker for other investments	485	200	493	199	199
Interest receivable	117	572	363	411	705
Receivable for investments sold	—	254,225	—	—	—
Receivable for fund shares sold	—	2,202,383	—	—	—
Receivable for transaction fee	—	1,101	—	—	—
Total assets	12,486,482	63,366,376	35,857,007	49,018,239	66,429,127
LIABILITIES:
Written option, at value	1,977,181	6,555,040	3,822,645	3,830,206	7,598,567
Payable to Adviser	6,766	32,304	21,054	29,256	37,904
Broker commissions on in-kind transactions payable	198	—	50	90	180
Payable for investments purchased	—	2,452,545	—	—	—
Total liabilities	1,984,145	9,039,889	3,843,749	3,859,552	7,636,651
NET ASSETS	$ 10,502,337	$ 54,326,487	$ 32,013,258	$ 45,158,687	$ 58,792,476
Net Assets Consists of:
Paid-in capital	$9,712,964	$ 46,644,794	$ 29,802,456	$ 42,144,807	$ 52,249,907
Total distributable earnings	789,373	7,681,693	2,210,802	3,013,880	6,542,569
Total net assets	$ 10,502,337	$ 54,326,487	$ 32,013,258	$ 45,158,687	$ 58,792,476
Net assets	$ 10,502,337	$ 54,326,487	$ 32,013,258	$ 45,158,687	$ 58,792,476
Shares issued and outstanding (unlimited shares authorized without par value)	400,000	1,850,000	1,150,000	1,600,000	1,975,000
Net asset value per share	$26.26	$29.37	$27.84	$28.22	$29.77
Cost:
Investments, at cost	$ 10,098,016	$ 56,941,384	$ 30,990,068	$ 47,175,431	$53,117,383
Proceeds:
Written options premium received	$529,263	$3,782,195	$1,274,001	$2,722,076	$1,877,163

The accompanying notes are an integral part of these financial statements.

317

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to July 2027	Innovator Equity Defined Protection ETF - 2 Yr to October 2026	Innovator Equity Defined Protection ETF - 2 Yr to October 2027	Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
ASSETS:
Investments, at value	$ 159,855,622	$ 79,465,796	$ 21,198,078	$ 89,277,567	$ 263,121,200
Cash - interest bearing deposit account	256,483	280,440	54,718	130,960	382,526
Interest receivable	736	835	172	376	999
Deposit at broker for other investments	197	200	495	200	199
Receivable for investments sold	—	—	733,497	85,800	63,355
Receivable for fund shares sold	—	—	—	651,703	1,478,305
Receivable for transaction fee	—	—	202	326	443
Total assets	160,113,038	79,747,271	21,987,162	90,146,932	265,047,027
LIABILITIES:
Written option, at value	18,125,570	10,017,019	1,754,620	8,558,649	10,512,000
Payable to Adviser	91,808	45,430	12,419	53,248	158,563
Broker commissions on in-kind transactions payable	66	66	67	957	150
Payable for investments purchased	—	—	60,713	722,589	1,585,946
Payable for fund shares redeemed	—	—	671,973	—	—
Total liabilities	18,217,444	10,062,515	2,499,792	9,335,443	12,256,659
NET ASSETS	$ 141,895,594	$ 69,684,756	$ 19,487,370	$80,811,489	$ 252,790,368
Net Assets Consists of:
Paid-in capital	$ 165,661,659	$ 64,375,121	$ 19,091,581	$ 82,308,760	$ 255,142,028
Total distributable earnings/(accumulated losses)	(23,766,065)	5,309,635	395,789	(1,497,271)	(2,351,660)
Total net assets	$ 141,895,594	$ 69,684,756	$ 19,487,370	$80,811,489	$ 252,790,368
Net assets	$ 141,895,594	$ 69,684,756	$ 19,487,370	$80,811,489	$ 252,790,368
Shares issued and outstanding (unlimited shares authorized without par value)	4,725,000	2,575,000	725,000	3,100,000	8,550,000
Net asset value per share	$30.03	$27.06	$26.88	$26.07	$29.57
Cost:
Investments, at cost	$144,118,072	$ 67,073,081	$ 20,325,922	$ 83,771,260	$ 255,848,556
Proceeds:
Written options premium received	$7,497,785	$3,520,240	$1,194,806	$3,849,040	$7,842,527

The accompanying notes are an integral part of these financial statements.

318

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Dual Directional 10 Buffer ETF - April	Innovator Equity Dual Directional 10 Buffer ETF - December	Innovator Equity Dual Directional 10 Buffer ETF - February	Innovator Equity Dual Directional 10 Buffer ETF - January	Innovator Equity Dual Directional 10 Buffer ETF - July
ASSETS:
Investments, at value	$ 18,937,894	$34,278,411	$ 23,622,269	$ 28,844,635	$ 109,347,269
Cash - interest bearing deposit account	45,104	103,353	50,040	113,545	446,767
Deposit at broker for other investments	355	—	503	491	411
Interest receivable	107	310	147	341	1,183
Total assets	18,983,460	34,382,074	23,672,959	28,959,012	109,795,630
LIABILITIES:
Written option, at value	4,466,713	6,102,267	5,364,397	5,866,096	7,083,199
Payable to Adviser	7,280	17,676	10,880	14,524	65,537
Broker commissions on in-kind transactions payable	—	—	410	136	467
Due to broker	—	1,417	—	—	—
Total liabilities	4,473,993	6,121,360	5,375,687	5,880,756	7,149,203
NET ASSETS	$ 14,509,467	$ 28,260,714	$ 18,297,272	$ 23,078,256	$ 102,646,427
Net Assets Consists of:
Paid-in capital	$ 13,900,562	$ 26,999,434	$ 17,834,832	$ 22,437,794	$96,317,351
Total distributable earnings	608,905	1,261,280	462,440	640,462	6,329,076
Total net assets	$ 14,509,467	$ 28,260,714	$ 18,297,272	$ 23,078,256	$ 102,646,427
Net assets	$ 14,509,467	$ 28,260,714	$ 18,297,272	$ 23,078,256	$ 102,646,427
Shares issued and outstanding (unlimited shares authorized without par value)	725,000	1,425,000	925,000	1,175,000	4,750,000
Net asset value per share	$20.01	$19.83	$19.78	$19.64	$21.61
Cost:
Investments, at cost	$ 20,619,061	$ 38,577,304	$ 25,229,697	$ 30,807,437	$ 125,401,488
Proceeds:
Written options premium received	$6,767,577	$11,728,953	$7,461,719	$8,523,884	$29,348,964

The accompanying notes are an integral part of these financial statements.

319

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Dual Directional 10 Buffer ETF - March	Innovator Equity Dual Directional 10 Buffer ETF - May	Innovator Equity Dual Directional 10 Buffer ETF - November	Innovator Equity Dual Directional 10 Buffer ETF - October	Innovator Equity Dual Directional 10 Buffer ETF - September
ASSETS:
Investments, at value	$16,723,114	$ 1,400,441	$ 55,477,718	$ 35,012,261	$ 24,947,241
Cash - interest bearing deposit account	37,500	—	249,428	144,178	111,395
Interest receivable	114	—	568	438	336
Deposit at broker for other investments	92	—	483	—	483
Receivable for investments sold	—	420,023	—	—	—
Receivable for fund shares sold	—	983,500	—	—	—
Receivable for transaction fee	—	984	—	—	—
Total assets	16,760,820	2,804,948	55,728,197	35,156,877	25,059,455
LIABILITIES:
Written option, at value	3,984,379	420,285	8,458,632	4,300,402	2,413,632
Payable to Adviser	8,050	—	29,878	19,557	14,444
Payable for investments purchased	—	1,400,682	—	—	—
Broker commissions on in-kind transactions payable	—	—	—	—	624
Due to broker	—	—	—	943	—
Total liabilities	3,992,429	1,820,967	8,488,510	4,320,902	2,428,700
NET ASSETS	$ 12,768,391	$983,981	$ 47,239,687	$ 30,835,975	$ 22,630,755
Net Assets Consists of:
Paid-in capital	$ 12,326,597	$984,484	$ 44,916,477	$ 29,189,876	$ 21,146,555
Total distributable earnings/(accumulated losses)	441,794	(503)	2,323,210	1,646,099	1,484,200
Total net assets	$ 12,768,391	$983,981	$ 47,239,687	$ 30,835,975	$ 22,630,755
Net assets	$ 12,768,391	$983,981	$ 47,239,687	$ 30,835,975	$ 22,630,755
Shares issued and outstanding (unlimited shares authorized without par value)	650,000	50,000	2,375,000	1,375,000	1,025,000
Net asset value per share	$19.64	$19.68	$19.89	$22.43	$22.08
Cost:
Investments, at cost	$ 18,325,728	$ 1,400,682	$ 64,272,929	$ 40,818,724	$ 28,358,951
Proceeds:
Written options premium received	$6,042,581	$420,023	$ 19,771,424	$11,005,977	$7,092,226

The accompanying notes are an integral part of these financial statements.

320

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Dual Directional 15 Buffer ETF - April	Innovator Equity Dual Directional 15 Buffer ETF - December	Innovator Equity Dual Directional 15 Buffer ETF - February	Innovator Equity Dual Directional 15 Buffer ETF - January	Innovator Equity Dual Directional 15 Buffer ETF - July
ASSETS:
Investments, at value	$ 134,734,781	$ 146,375,259	$ 92,100,484	$99,575,691	$ 78,914,984
Cash - interest bearing deposit account	401,953	491,513	344,499	414,373	257,397
Interest receivable	813	1,412	858	1,168	739
Deposit at broker for other investments	346	—	—	—	—
Receivable for investments sold	—	—	319,717	—	—
Receivable for fund shares sold	—	—	982,400	—	—
Receivable for transaction fee	—	—	589	—	—
Total assets	135,137,893	146,868,184	93,748,547	99,991,232	79,173,120
LIABILITIES:
Written option, at value	35,429,436	28,350,749	22,654,245	22,042,666	7,245,106
Payable to Adviser	44,642	77,057	42,141	55,907	47,478
Payable for investments purchased	—	—	1,299,805	—	—
Broker commissions on in-kind transactions payable	—	2,331	1,701	16,443	864
Due to broker	—	2,380	74	1,813	658
Total liabilities	35,474,078	28,432,517	23,997,966	22,116,829	7,294,106
NET ASSETS	$99,663,815	$118,435,667	$ 69,750,581	$77,874,403	$ 71,879,014
Net Assets Consists of:
Paid-in capital	$97,217,837	$114,508,418	$ 68,417,933	$76,368,139	$ 68,580,920
Total distributable earnings	2,445,978	3,927,249	1,332,648	1,506,264	3,298,094
Total net assets	$99,663,815	$118,435,667	$ 69,750,581	$77,874,403	$ 71,879,014
Net assets	$99,663,815	$118,435,667	$ 69,750,581	$77,874,403	$ 71,879,014
Shares issued and outstanding (unlimited shares authorized without par value)	5,025,000	6,025,000	3,550,000	4,000,000	3,425,000
Net asset value per share	$19.83	$19.66	$19.65	$19.47	$20.99
Cost:
Investments, at cost	$ 144,186,430	$ 167,066,658	$ 99,960,481	$ 109,406,664	$ 93,944,828
Proceeds:
Written options premium received	$47,373,241	$52,682,573	$ 31,958,914	$31,311,430	$ 24,372,507

The accompanying notes are an integral part of these financial statements.

321

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Dual Directional 15 Buffer ETF - March	Innovator Equity Dual Directional 15 Buffer ETF - May	Innovator Equity Dual Directional 15 Buffer ETF - November	Innovator Equity Dual Directional 15 Buffer ETF - October	Innovator Equity Dual Directional 15 Buffer ETF - September
ASSETS:
Investments, at value	$ 61,639,609	$ 1,444,466	$ 131,209,252	$114,512,549	$ 59,300,609
Cash - interest bearing deposit account	217,249	—	482,814	452,127	226,572
Interest receivable	584	—	1,380	1,278	678
Receivable for investments sold	—	463,710	—	—	—
Receivable for fund shares sold	—	983,501	—	—	—
Deposit at broker for other investments	—	—	—	—	465
Receivable for transaction fee	—	1,180	—	—	—
Prepaid expenses and other assets	—	—	15,309	—	—
Total assets	61,857,442	2,892,857	131,708,755	114,965,954	59,528,324
LIABILITIES:
Written option, at value	16,059,300	464,070	21,520,360	15,739,503	6,867,141
Payable to Adviser	28,411	—	71,220	64,219	34,539
Due to broker	2,929	—	899	2,627	—
Broker commissions on in-kind transactions payable	379	—	—	217	1,944
Payable for investments purchased	—	1,444,805	—	—	—
Total liabilities	16,091,019	1,908,875	21,592,479	15,806,566	6,903,624
NET ASSETS	$ 45,766,423	$983,982	$110,116,276	$99,159,388	$ 52,624,700
Net Assets Consists of:
Paid-in capital	$ 44,652,742	$984,681	$106,111,818	$93,895,190	$ 49,849,168
Total distributable earnings/(accumulated losses)	1,113,681	(699)	4,004,458	5,264,198	2,775,532
Total net assets	$ 45,766,423	$983,982	$110,116,276	$99,159,388	$ 52,624,700
Net assets	$ 45,766,423	$983,982	$110,116,276	$99,159,388	$ 52,624,700
Shares issued and outstanding (unlimited shares authorized without par value)	2,350,000	50,000	5,575,000	4,475,000	2,425,000
Net asset value per share	$19.48	$19.68	$19.75	$22.16	$21.70
Cost:
Investments, at cost	$ 68,964,512	$ 1,444,805	$ 152,886,293	$ 137,161,320	$ 68,886,323
Proceeds:
Written options premium received	$ 24,567,006	$463,710	$44,654,547	$40,091,311	$18,200,211

The accompanying notes are an integral part of these financial statements.

322

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Dual Directional 5 Buffer ETF - Quarterly	Innovator Growth Accelerated ETF - Quarterly	Innovator Growth Accelerated Plus ETF - April	Innovator Growth Accelerated Plus ETF - January	Innovator Growth Accelerated Plus ETF - July
ASSETS:
Investments, at value	$ 58,571,414	$ 66,084,795	$ 23,919,298	$21,638,177	$ 38,122,767
Cash - interest bearing deposit account	59,749	67,302	25,048	59,401	74,502
Interest receivable	215	203	96	147	234
Deposit at broker for other investments	—	200	200	200	163
Total assets	58,631,378	66,152,500	23,944,642	21,697,925	38,197,666
LIABILITIES:
Written option, at value	4,647,943	12,138,815	7,742,766	5,025,623	11,157,055
Payable to Adviser	32,658	34,565	10,141	9,893	17,051
Due to broker	13,196	—	—	—	—
Broker commissions on in-kind transactions payable	672	203	—	—	—
Total liabilities	4,694,469	12,173,583	7,752,907	5,035,516	11,174,106
NET ASSETS	$ 53,936,909	$ 53,978,917	$ 16,191,735	$16,662,409	$ 27,023,560
Net Assets Consists of:
Paid-in capital	$ 50,384,201	$ 53,969,332	$ 18,614,272	$28,078,902	$ 29,038,213
Total distributable earnings/(accumulated losses)	3,552,708	9,585	(2,422,537)	(11,416,493)	(2,014,653)
Total net assets	$ 53,936,909	$ 53,978,917	$ 16,191,735	$16,662,409	$ 27,023,560
Net assets	$ 53,936,909	$ 53,978,917	$ 16,191,735	$16,662,409	$ 27,023,560
Shares issued and outstanding (unlimited shares authorized without par value)	2,600,000	1,350,000	325,000	525,000	650,000
Net asset value per share	$20.75	$39.98	$49.82	$31.74	$41.57
Cost:
Investments, at cost	$ 61,150,837	$ 52,529,307	$ 18,246,458	$18,677,691	$ 28,397,240
Proceeds:
Written options premium received	$9,202,656	$2,616,228	$3,451,532	$2,930,047	$5,086,852

The accompanying notes are an integral part of these financial statements.

323

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator Growth Accelerated Plus ETF - October	Innovator Growth-100 Dual Directional 5 Buffer ETF - Quarterly	Innovator Growth-100 Power Buffer ETF - April	Innovator Growth-100 Power Buffer ETF - August	Innovator Growth-100 Power Buffer ETF - December
ASSETS:
Investments, at value	$ 19,847,510	$ 27,535,141	$ 242,309,303	$ 85,955,035	$ 84,396,555
Cash - interest bearing deposit account	54,726	41,712	568,837	241,694	231,152
Deposit at broker for other investments	201	—	200	202	232
Interest receivable	169	141	1,639	749	679
Total assets	19,902,606	27,576,994	242,879,979	86,197,680	84,628,618
LIABILITIES:
Written option, at value	4,346,561	3,046,786	26,626,108	5,785,766	4,642,505
Payable to Adviser	9,642	15,599	132,679	50,767	48,548
Broker commissions on in-kind transactions payable	—	—	151	—	—
Due to broker	—	3,533	—	—	—
Total liabilities	4,356,203	3,065,918	26,758,938	5,836,533	4,691,053
NET ASSETS	$ 15,546,403	$24,511,076	$ 216,121,041	$ 80,361,147	$ 79,937,565
Net Assets Consists of:
Paid-in capital	$ 22,651,944	$ 23,838,500	$ 224,785,796	$ 75,094,948	$ 73,004,692
Total distributable earnings/(accumulated losses)	(7,105,541)	672,576	(8,664,755)	5,266,199	6,932,873
Total net assets	$ 15,546,403	$24,511,076	$ 216,121,041	$ 80,361,147	$ 79,937,565
Net assets	$ 15,546,403	$24,511,076	$ 216,121,041	$ 80,361,147	$ 79,937,565
Shares issued and outstanding (unlimited shares authorized without par value)	425,000	1,200,000	3,725,000	2,600,000	2,750,000
Net asset value per share	$36.58	$20.43	$58.02	$30.91	$29.07
Cost:
Investments, at cost	$ 17,333,487	$ 28,475,287	$ 219,312,407	$ 77,248,933	$80,502,811
Proceeds:
Written options premium received	$2,780,990	$5,220,333	$16,107,677	$4,125,506	$4,882,370

The accompanying notes are an integral part of these financial statements.

324

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator Growth-100 Power Buffer ETF - February	Innovator Growth-100 Power Buffer ETF - January	Innovator Growth-100 Power Buffer ETF - July	Innovator Growth-100 Power Buffer ETF - June	Innovator Growth-100 Power Buffer ETF - March
ASSETS:
Investments, at value	$ 89,279,436	$ 398,001,614	$ 229,101,543	$ 63,223,269	$ 101,649,523
Cash - interest bearing deposit account	262,132	1,047,186	690,596	166,407	289,665
Interest receivable	696	2,974	1,878	521	796
Deposit at broker for other investments	328	196	190	198	—
Total assets	89,542,592	399,051,970	229,794,207	63,390,395	101,939,984
LIABILITIES:
Written option, at value	6,286,637	27,702,489	16,922,290	6,924,132	8,560,083
Payable to Adviser	51,086	235,331	137,535	39,039	57,251
Broker commissions on in-kind transactions payable	66	295	394	768	618
Due to broker	—	—	—	—	548
Total liabilities	6,337,789	27,938,115	17,060,219	6,963,939	8,618,500
NET ASSETS	$ 83,204,803	$371,113,855	$ 212,733,988	$ 56,426,456	$93,321,484
Net Assets Consists of:
Paid-in capital	$ 75,577,285	$ 381,937,608	$ 229,651,460	$ 50,401,416	$85,371,976
Total distributable earnings/(accumulated losses)	7,627,518	(10,823,753)	(16,917,472)	6,025,040	7,949,508
Total net assets	$ 83,204,803	$371,113,855	$ 212,733,988	$ 56,426,456	$93,321,484
Net assets	$ 83,204,803	$371,113,855	$ 212,733,988	$ 56,426,456	$93,321,484
Shares issued and outstanding (unlimited shares authorized without par value)	2,825,000	6,475,000	2,800,000	1,725,000	2,975,000
Net asset value per share	$29.45	$57.31	$75.98	$32.71	$31.37
Cost:
Investments, at cost	$ 84,983,004	$ 377,415,869	$ 201,106,140	$ 54,724,919	$94,736,489
Proceeds:
Written options premium received	$5,378,997	$23,461,503	$11,919,115	$3,044,494	$6,374,983

The accompanying notes are an integral part of these financial statements.

325

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator Growth-100 Power Buffer ETF - May	Innovator Growth-100 Power Buffer ETF - November	Innovator Growth-100 Power Buffer ETF - October	Innovator Growth-100 Power Buffer ETF - September	Innovator International Developed 10 Buffer ETF - Quarterly
ASSETS:
Investments, at value	$ 14,456,664	$115,283,473	$ 249,875,848	$ 42,023,524	$ 106,214,436
Receivable for investments sold	17,217,658	—	—	—	30,623
Cash - interest bearing deposit account	49,415	391,299	779,319	149,472	82,772
Deposit at broker for other investments	403	—	197	200	200
Interest receivable	165	1,149	2,102	393	301
Prepaid expenses and other assets	—	—	216	—	—
Total assets	31,724,305	115,675,921	250,657,682	42,173,589	106,328,332
LIABILITIES:
Written option, at value	975,324	4,497,154	13,554,424	3,208,446	2,226,456
Payable for investments purchased	17,187,845	—	—	—	645
Payable to Adviser	9,342	69,126	149,868	24,641	71,245
Broker commissions on in-kind transactions payable	735	66	—	—	270
Due to broker	—	91	—	—	—
Total liabilities	18,173,246	4,566,437	13,704,292	3,233,087	2,298,616
NET ASSETS	$ 13,551,059	$111,109,484	$ 236,953,390	$ 38,940,502	$ 104,029,716
Net Assets Consists of:
Paid-in capital	$ 12,151,162	$ 107,748,276	$ 256,296,395	$ 38,060,873	$99,619,027
Total distributable earnings/(accumulated losses)	1,399,897	3,361,208	(19,343,005)	879,629	4,410,689
Total net assets	$ 13,551,059	$111,109,484	$ 236,953,390	$ 38,940,502	$ 104,029,716
Net assets	$ 13,551,059	$111,109,484	$ 236,953,390	$ 38,940,502	$ 104,029,716
Shares issued and outstanding (unlimited shares authorized without par value)	475,000	3,675,000	3,905,000	1,275,000	3,425,000
Net asset value per share	$28.53	$30.23	$60.68	$30.54	$30.37
Cost:
Investments, at cost	$ 14,457,540	$112,156,576	$ 236,774,146	$ 39,335,170	$ 104,230,128
Proceeds:
Written options premium received	$974,428	$6,327,902	$14,204,589	$1,915,223	$3,205,546

The accompanying notes are an integral part of these financial statements.

326

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator International Developed Power Buffer ETF - April	Innovator International Developed Power Buffer ETF - August	Innovator International Developed Power Buffer ETF - December	Innovator International Developed Power Buffer ETF - February	Innovator International Developed Power Buffer ETF - January
ASSETS:
Investments, at value	$ 214,955,570	$ 47,972,230	$ 45,573,745	$ 85,555,642	$ 274,170,556
Cash - interest bearing deposit account	467,507	126,617	111,249	236,861	686,426
Interest receivable	1,347	373	295	684	1,908
Deposit at broker for other investments	200	202	200	199	197
Total assets	215,424,624	48,099,422	45,685,489	85,793,386	274,859,087
LIABILITIES:
Written option, at value	10,148,439	2,349,891	1,318,980	3,172,271	11,508,674
Payable to Adviser	141,950	35,880	31,204	58,052	180,439
Broker commissions on in-kind transactions payable	825	1,915	299	324	544
Total liabilities	10,291,214	2,387,686	1,350,483	3,230,647	11,689,657
NET ASSETS	$ 205,133,410	$45,711,736	$ 44,335,006	$ 82,562,739	$ 263,169,430
Net Assets Consists of:
Paid-in capital	$ 185,885,251	$ 42,178,393	$ 38,757,889	$ 79,444,154	$ 245,861,049
Total distributable earnings	19,248,159	3,533,343	5,577,117	3,118,585	17,308,381
Total net assets	$ 205,133,410	$45,711,736	$ 44,335,006	$ 82,562,739	$ 263,169,430
Net assets	$ 205,133,410	$45,711,736	$ 44,335,006	$ 82,562,739	$ 263,169,430
Shares issued and outstanding (unlimited shares authorized without par value)	6,325,000	1,550,000	1,325,000	2,700,000	7,075,000
Net asset value per share	$32.43	$29.49	$33.46	$30.58	$37.20
Cost:
Investments, at cost	$212,305,116	$ 44,659,642	$ 43,201,877	$ 85,478,625	$ 264,374,961
Proceeds:
Written options premium received	$12,518,251	$1,118,397	$1,108,350	$2,980,833	$8,295,667

The accompanying notes are an integral part of these financial statements.

327

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator International Developed Power Buffer ETF - July	Innovator International Developed Power Buffer ETF - June	Innovator International Developed Power Buffer ETF - March	Innovator International Developed Power Buffer ETF - May	Innovator International Developed Power Buffer ETF - November
ASSETS:
Investments, at value	$ 199,049,404	$ 44,497,983	$ 85,619,255	$ 33,331,870	$ 55,669,805
Cash - interest bearing deposit account	475,331	115,457	235,042	70,918	144,911
Interest receivable	1,330	314	606	217	426
Deposit at broker for other investments	168	195	126	200	201
Receivable for investments sold	—	—	3,118,727	34,669,251	—
Receivable for fund shares sold	—	—	1,488,165	—	—
Receivable for transaction fee	—	—	1,339	—	—
Total assets	199,526,233	44,613,949	90,463,260	68,072,456	55,815,343
LIABILITIES:
Written option, at value	5,966,764	1,106,849	3,193,653	1,481,766	1,198,520
Payable to Adviser	134,530	31,941	52,973	23,543	38,357
Broker commissions on in-kind transactions payable	256	328	881	2,355	261
Payable for investments purchased	—	—	1,645,014	34,653,405	—
Payable for fund shares redeemed	—	—	2,976,330	—	—
Total liabilities	6,101,550	1,139,118	7,868,851	36,161,069	1,237,138
NET ASSETS	$ 193,424,683	$ 43,474,831	$ 82,594,409	$31,911,387	$ 54,578,205
Net Assets Consists of:
Paid-in capital	$ 179,745,481	$ 38,998,999	$ 80,951,072	$ 27,755,869	$ 52,640,395
Total distributable earnings	13,679,202	4,475,832	1,643,337	4,155,518	1,937,810
Total net assets	$ 193,424,683	$ 43,474,831	$ 82,594,409	$31,911,387	$ 54,578,205
Net assets	$ 193,424,683	$ 43,474,831	$ 82,594,409	$31,911,387	$ 54,578,205
Shares issued and outstanding (unlimited shares authorized without par value)	5,550,000	1,425,000	2,775,000	1,025,000	1,525,000
Net asset value per share	$34.85	$30.51	$29.76	$31.13	$35.79
Cost:
Investments, at cost	$ 180,706,097	$ 40,108,064	$ 86,680,710	$ 33,335,192	$ 53,204,573
Proceeds:
Written options premium received	$4,888,908	$1,055,448	$3,114,427	$1,478,414	$1,260,974

The accompanying notes are an integral part of these financial statements.

328

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator International Developed Power Buffer ETF - October	Innovator International Developed Power Buffer ETF - September	Innovator Nasdaq-100 10 Buffer ETF - Quarterly	Innovator Premium Income 15 Buffer ETF - April	Innovator Premium Income 15 Buffer ETF - January
ASSETS:
Investments, at value	$ 183,384,350	$ 94,158,376	$ 176,342,097	$ 7,070,720	$ 12,489,212
Cash - interest bearing deposit account	436,013	222,729	237,571	41,486	50,538
Interest receivable	1,229	642	698	13	6
Deposit at broker for other investments	193	201	200	200	200
Cash	—	—	—	—	5,154
Total assets	183,821,785	94,381,948	176,580,566	7,112,419	12,545,110
LIABILITIES:
Written option, at value	5,704,206	3,109,804	18,379,231	113,051	179,188
Payable to Adviser	125,594	64,199	120,368	4,444	7,961
Broker commissions on in-kind transactions payable	360	433	2,401	—	—
Distributions payable	—	—	—	38,836	50,021
Total liabilities	5,830,160	3,174,436	18,502,000	156,331	237,170
NET ASSETS	$ 177,991,625	$ 91,207,512	$ 158,078,566	$ 6,956,088	$ 12,307,940
Net Assets Consists of:
Paid-in capital	$ 188,246,072	$ 91,884,975	$ 161,278,453	$ 6,772,912	$ 12,138,901
Total distributable earnings/(accumulated losses)	(10,254,447)	(677,463)	(3,199,887)	183,176	169,039
Total net assets	$ 177,991,625	$ 91,207,512	$ 158,078,566	$ 6,956,088	$ 12,307,940
Net assets	$ 177,991,625	$ 91,207,512	$ 158,078,566	$ 6,956,088	$ 12,307,940
Shares issued and outstanding (unlimited shares authorized without par value)	4,925,000	2,700,000	5,200,000	275,000	500,000
Net asset value per share	$36.14	$33.78	$30.40	$25.29	$24.62
Cost:
Investments, at cost	$ 172,267,958	$ 87,060,649	$ 158,447,931	$ 7,073,535	$ 12,506,146
Proceeds:
Written options premium received	$4,909,372	$2,403,930	$6,636,180	$218,055	$289,966

The accompanying notes are an integral part of these financial statements.

329

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator Premium Income 15 Buffer ETF - July	Innovator Premium Income 15 Buffer ETF - October	Innovator Premium Income 20 Barrier ETF - April	Innovator Premium Income 20 Barrier ETF - January	Innovator Premium Income 20 Barrier ETF - July
ASSETS:
Investments, at value	$ 8,980,257	$ 13,822,889	$ 30,140,190	$ 23,508,262	$ 17,137,987
Cash - interest bearing deposit account	42,820	65,609	6,766	8,944	1,185
Deposit at broker for other investments	194	200	—	344	203
Interest receivable	74	101	23	24	1
Cash	—	—	—	2,758	—
Prepaid expenses and other assets	—	—	41	63	—
Total assets	9,023,345	13,888,799	30,147,020	23,520,395	17,139,376
LIABILITIES:
Written option, at value	9,861	97,273	6,227,835	4,304,747	278,080
Distributions payable	38,803	59,089	—	—	—
Payable to Adviser	5,830	8,893	15,360	12,313	11,457
Broker commissions on in-kind transactions payable	—	—	—	—	70
Total liabilities	54,494	165,255	6,243,195	4,317,060	289,607
NET ASSETS	$ 8,968,851	$ 13,723,544	$ 23,903,825	$ 19,203,335	$ 16,849,769
Net Assets Consists of:
Paid-in capital	$ 8,889,294	$ 13,665,268	$ 23,360,616	$ 19,197,965	$ 16,647,187
Total distributable earnings	79,557	58,276	543,209	5,370	202,582
Total net assets	$ 8,968,851	$ 13,723,544	$ 23,903,825	$ 19,203,335	$ 16,849,769
Net assets	$ 8,968,851	$ 13,723,544	$ 23,903,825	$ 19,203,335	$ 16,849,769
Shares issued and outstanding (unlimited shares authorized without par value)	375,000	575,000	950,000	775,000	675,000
Net asset value per share	$23.92	$23.87	$25.16	$24.78	$24.96
Cost:
Investments, at cost	$ 8,978,355	$ 13,826,582	$ 35,170,490	$ 26,008,127	$ 22,103,777
Proceeds:
Written options premium received	$160,532	$314,127	$11,795,151	$7,042,000	$5,736,549

The accompanying notes are an integral part of these financial statements.

330

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator Premium Income 20 Barrier ETF - October	Innovator Premium Income 30 Barrier ETF - April	Innovator Premium Income 30 Barrier ETF - January	Innovator Premium Income 30 Barrier ETF - July	Innovator Premium Income 30 Barrier ETF - October
ASSETS:
Investments, at value	$ 22,020,716	$ 38,566,827	$ 18,385,437	$ 16,438,107	$ 20,999,534
Cash - interest bearing deposit account	11,286	18,903	6,609	481	10,249
Deposit at broker for other investments	205	38	206	200	267
Interest receivable	32	30	18	1	28
Prepaid expenses and other assets	25	66	90	55	19
Total assets	22,032,264	38,585,864	18,392,360	16,438,844	21,010,097
LIABILITIES:
Written option, at value	2,136,362	7,398,574	2,909,189	200,292	1,755,951
Payable to Adviser	12,784	19,348	9,966	10,501	12,418
Total liabilities	2,149,146	7,417,922	2,919,155	210,793	1,768,369
NET ASSETS	$19,883,118	$ 31,167,942	$ 15,473,205	$ 16,228,051	$ 19,241,728
Net Assets Consists of:
Paid-in capital	$ 19,728,450	$ 30,657,235	$ 15,492,067	$ 16,074,937	$ 19,164,712
Total distributable earnings/(accumulated losses)	154,668	510,707	(18,862)	153,114	77,016
Total net assets	$19,883,118	$ 31,167,942	$ 15,473,205	$ 16,228,051	$ 19,241,728
Net assets	$19,883,118	$ 31,167,942	$ 15,473,205	$ 16,228,051	$ 19,241,728
Shares issued and outstanding (unlimited shares authorized without par value)	825,000	1,250,000	625,000	650,000	800,000
Net asset value per share	$24.10	$24.93	$24.76	$24.97	$24.05
Cost:
Investments, at cost	$ 26,471,669	$ 43,687,605	$ 20,003,126	$ 20,528,533	$ 24,576,978
Proceeds:
Written options premium received	$7,018,118	$ 12,944,073	$4,641,212	$4,624,424	$5,643,217

The accompanying notes are an integral part of these financial statements.

331

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity 10 Buffer ETF - Quarterly	Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Innovator U.S. Equity Accelerated 9 Buffer ETF - January	Innovator U.S. Equity Accelerated 9 Buffer ETF - July
ASSETS:
Investments, at value	$ 679,693,887	$ 174,765,533	$ 162,731,354	$ 109,161,469	$ 89,444,147
Cash - interest bearing deposit account	930,079	178,410	321,208	309,085	250,318
Interest receivable	2,965	511	904	757	685
Deposit at broker for other investments	200	199	200	199	199
Total assets	680,627,131	174,944,653	163,053,666	109,471,510	89,695,349
LIABILITIES:
Written option, at value	47,964,552	9,418,664	31,331,031	14,293,814	15,599,034
Payable to Adviser	397,195	89,357	83,409	60,643	50,866
Broker commissions on in-kind transactions payable	13,152	103	—	198	672
Total liabilities	48,374,899	9,508,124	31,414,440	14,354,655	15,650,572
NET ASSETS	$ 632,252,232	$ 165,436,529	$ 131,639,226	$95,116,855	$ 74,044,777
Net Assets Consists of:
Paid-in capital	$ 621,298,709	$ 168,662,472	$ 130,710,040	$119,571,843	$ 67,901,557
Total distributable earnings/(accumulated losses)	10,953,523	(3,225,943)	929,186	(24,454,988)	6,143,220
Total net assets	$ 632,252,232	$ 165,436,529	$ 131,639,226	$95,116,855	$ 74,044,777
Net assets	$ 632,252,232	$ 165,436,529	$ 131,639,226	$95,116,855	$ 74,044,777
Shares issued and outstanding (unlimited shares authorized without par value)	18,900,000	4,700,000	3,200,000	2,875,000	1,875,000
Net asset value per share	$33.45	$35.20	$41.14	$33.08	$39.49
Cost:
Investments, at cost	$ 635,210,279	$ 161,272,032	$ 145,372,567	$ 103,526,845	$ 75,857,799
Proceeds:
Written options premium received	$22,072,349	$3,366,074	$20,213,030	$11,825,241	$8,672,752

The accompanying notes are an integral part of these financial statements.

332

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - October	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated Plus ETF - January	Innovator U.S. Equity Accelerated Plus ETF - July
ASSETS:
Investments, at value	$71,906,556	$ 80,781,212	$ 29,551,901	$ 21,940,992	$ 28,197,973
Cash - interest bearing deposit account	192,844	77,280	47,966	16,105	51,769
Interest receivable	581	270	142	137	230
Deposit at broker for other investments	479	200	201	200	200
Receivable for investments sold	—	—	—	85,698	—
Total assets	72,100,460	80,858,962	29,600,210	22,043,132	28,250,172
LIABILITIES:
Written option, at value	8,627,964	10,239,477	7,461,684	3,844,608	6,967,574
Payable to Adviser	40,769	42,454	13,164	10,722	15,757
Broker commissions on in-kind transactions payable	144	181	—	—	336
Payable for investments purchased	—	—	—	15,025	—
Total liabilities	8,668,877	10,282,112	7,474,848	3,870,355	6,983,667
NET ASSETS	$63,431,583	$ 70,576,850	$ 22,125,362	$ 18,172,777	$ 21,266,505
Net Assets Consists of:
Paid-in capital	$88,463,201	$ 69,342,232	$ 19,804,240	$ 20,058,512	$ 20,913,540
Total distributable earnings/(accumulated losses)	(25,031,618)	1,234,618	2,321,122	(1,885,735)	352,965
Total net assets	$63,431,583	$ 70,576,850	$ 22,125,362	$ 18,172,777	$ 21,266,505
Net assets	$63,431,583	$ 70,576,850	$ 22,125,362	$ 18,172,777	$ 21,266,505
Shares issued and outstanding (unlimited shares authorized without par value)	1,825,000	1,675,000	500,000	550,000	525,000
Net asset value per share	$34.76	$42.14	$44.25	$33.04	$40.51
Cost:
Investments, at cost	$67,459,809	$ 69,317,259	$ 24,701,787	$ 20,157,084	$ 24,279,514
Proceeds:
Written options premium received	$7,892,228	$2,948,648	$4,036,424	$2,804,124	$3,643,612

The accompanying notes are an integral part of these financial statements.

333

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Accelerated Plus ETF - October	Innovator U.S. Equity Buffer ETF - April	Innovator U.S. Equity Buffer ETF - August	Innovator U.S. Equity Buffer ETF - December	Innovator U.S. Equity Buffer ETF - February
ASSETS:
Investments, at value	$ 25,296,339	$ 420,888,933	$ 198,023,223	$ 254,354,557	$ 244,399,540
Cash - interest bearing deposit account	50,740	1,086,204	591,848	728,985	615,936
Deposit at broker for other investments	199	—	201	200	241
Interest receivable	144	3,078	1,706	1,997	1,820
Receivable for investments sold	—	72,951	—	—	73,565
Total assets	25,347,422	422,051,166	198,616,978	255,085,739	245,091,102
LIABILITIES:
Written option, at value	4,288,577	25,914,348	5,537,947	7,008,824	9,331,498
Payable to Adviser	13,089	245,349	122,778	155,562	148,077
Payable for investments purchased	—	4,496	—	—	2,814
Broker commissions on in-kind transactions payable	—	109	144	—	—
Due to broker	—	32,305	—	—	—
Total liabilities	4,301,666	26,196,607	5,660,869	7,164,386	9,482,389
NET ASSETS	$ 21,045,756	$ 395,854,559	$ 192,956,109	$ 247,921,353	$ 235,608,713
Net Assets Consists of:
Paid-in capital	$ 24,235,594	$ 364,138,285	$ 199,529,346	$ 238,145,507	$ 224,863,009
Total distributable earnings/(accumulated losses)	(3,189,838)	31,716,274	(6,573,237)	9,775,846	10,745,704
Total net assets	$ 21,045,756	$ 395,854,559	$ 192,956,109	$ 247,921,353	$ 235,608,713
Net assets	$ 21,045,756	$ 395,854,559	$ 192,956,109	$ 247,921,353	$ 235,608,713
Shares issued and outstanding (unlimited shares authorized without par value)	600,000	7,600,000	3,700,000	4,800,000	4,600,000
Net asset value per share	$35.08	$52.09	$52.15	$51.65	$51.22
Cost:
Investments, at cost	$ 23,001,673	$ 394,568,822	$ 181,323,580	$ 246,885,852	$ 238,418,415
Proceeds:
Written options premium received	$3,276,985	$22,608,413	$7,357,940	$11,396,328	$11,127,128

The accompanying notes are an integral part of these financial statements.

334

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Buffer ETF - January	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - March	Innovator U.S. Equity Buffer ETF - May
ASSETS:
Investments, at value	$ 394,208,257	$ 292,450,080	$ 147,326,212	$ 237,305,680	$ 157,123,542
Cash - interest bearing deposit account	1,083,442	867,766	415,393	618,953	429,216
Interest receivable	2,984	2,338	1,170	1,518	1,165
Deposit at broker for other investments	131	106	248	—	327
Receivable for investments sold	—	—	—	—	169,269,532
Receivable for fund shares sold	—	—	—	—	2,306,985
Receivable for transaction fee	—	—	—	—	1,153
Total assets	395,294,814	293,320,290	147,743,023	237,926,151	329,131,920
LIABILITIES:
Written option, at value	14,013,161	8,648,165	8,102,377	10,450,757	7,547,667
Payable to Adviser	240,143	175,337	88,494	128,390	99,552
Broker commissions on in-kind transactions payable	121	170	—	1,083	6,702
Payable for investments purchased	—	—	—	—	171,541,205
Due to broker	—	—	—	231	—
Total liabilities	14,253,425	8,823,672	8,190,871	10,580,461	179,195,126
NET ASSETS	$ 381,041,389	$ 284,496,618	$ 139,552,152	$ 227,345,690	$ 149,936,794
Net Assets Consists of:
Paid-in capital	$ 379,070,369	$ 263,816,298	$ 126,198,774	$ 209,322,269	$ 129,189,075
Total distributable earnings	1,971,020	20,680,320	13,353,378	18,023,421	20,747,719
Total net assets	$ 381,041,389	$ 284,496,618	$ 139,552,152	$ 227,345,690	$ 149,936,794
Net assets	$ 381,041,389	$ 284,496,618	$ 139,552,152	$ 227,345,690	$ 149,936,794
Shares issued and outstanding (unlimited shares authorized without par value)	6,650,000	5,375,000	2,875,000	4,050,000	3,250,000
Net asset value per share	$57.30	$52.93	$48.54	$56.13	$46.13
Cost:
Investments, at cost	$ 381,128,670	$ 263,764,680	$ 127,209,176	$ 230,964,432	$ 157,132,576
Proceeds:
Written options premium received	$16,817,137	$10,745,377	$5,920,427	$11,273,610	$7,538,477

The accompanying notes are an integral part of these financial statements.

335

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Buffer ETF - November	Innovator U.S. Equity Buffer ETF - October	Innovator U.S. Equity Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - April	Innovator U.S. Equity Power Buffer ETF - August
ASSETS:
Investments, at value	$ 237,585,393	$ 296,260,185	$ 217,567,728	$ 1,016,819,615	$ 925,552,106
Cash - interest bearing deposit account	688,658	898,803	626,190	2,706,669	2,632,796
Interest receivable	1,952	2,746	1,859	7,191	7,449
Deposit at broker for other investments	198	200	198	—	644
Receivable for investments sold	—	—	71,941	—	—
Total assets	238,276,201	297,161,934	218,267,916	1,019,533,475	928,192,995
LIABILITIES:
Written option, at value	5,195,479	7,217,806	6,362,496	78,899,222	43,017,145
Payable to Adviser	144,358	197,053	133,448	574,339	566,730
Broker commissions on in-kind transactions payable	256	2,016	—	1,575	511
Payable for investments purchased	—	—	2,108	—	—
Due to broker	—	—	—	73,804	—
Total liabilities	5,340,093	7,416,875	6,498,052	79,548,940	43,584,386
NET ASSETS	$ 232,936,108	$ 289,745,059	$211,769,864	$939,984,535	$ 884,608,609
Net Assets Consists of:
Paid-in capital	$ 257,931,805	$ 315,471,783	$ 207,850,742	$975,878,802	$ 886,288,787
Total distributable earnings/(accumulated losses)	(24,995,697)	(25,726,724)	3,919,122	(35,894,267)	(1,680,178)
Total net assets	$ 232,936,108	$ 289,745,059	$211,769,864	$939,984,535	$ 884,608,609
Net assets	$ 232,936,108	$ 289,745,059	$211,769,864	$939,984,535	$ 884,608,609
Shares issued and outstanding (unlimited shares authorized without par value)	5,025,000	5,625,000	4,125,000	22,625,000	19,775,000
Net asset value per share	$46.36	$51.51	$51.34	$41.55	$44.73
Cost:
Investments, at cost	$ 231,155,573	$ 283,744,425	$ 202,659,543	$953,783,076	$ 844,861,929
Proceeds:
Written options premium received	$10,769,837	$12,685,848	$8,411,190	$55,134,562	$35,091,861

The accompanying notes are an integral part of these financial statements.

336

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Power Buffer ETF - December	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - July	Innovator U.S. Equity Power Buffer ETF - June
ASSETS:
Investments, at value	$ 1,054,899,240	$ 961,162,246	$ 1,655,954,864	$ 1,057,810,740	$ 700,567,713
Cash - interest bearing deposit account	2,889,303	2,462,366	4,317,079	3,066,574	1,926,484
Receivable for investments sold	2,340,307	—	—	—	—
Interest receivable	8,186	6,865	12,171	8,581	5,414
Receivable for transaction fee	674	—	—	—	—
Deposit at broker for other investments	194	217	178	—	104
Total assets	1,060,137,904	963,631,694	1,660,284,292	1,060,885,895	702,499,715
LIABILITIES:
Written option, at value	35,540,736	42,149,266	71,697,896	57,090,402	58,119,177
Payable for fund shares redeemed	2,245,320	—	—	—	—
Payable to Adviser	651,532	580,343	1,016,457	643,040	413,885
Payable for investments purchased	78,858	—	—	—	—
Broker commissions on in-kind transactions payable	1,300	467	1,895	408	96
Due to broker	—	—	—	107	—
Total liabilities	38,517,746	42,730,076	72,716,248	57,733,957	58,533,158
NET ASSETS	$ 1,021,620,158	$ 920,901,618	$ 1,587,568,044	$ 1,003,151,938	$ 643,966,557
Net Assets Consists of:
Paid-in capital	$ 1,040,592,935	$ 915,790,916	$ 1,614,479,824	$966,551,159	$ 598,534,869
Total distributable earnings/ (accumulated losses)	(18,972,777)	5,110,702	(26,911,780)	36,600,779	45,431,688
Total net assets	$ 1,021,620,158	$ 920,901,618	$ 1,587,568,044	$ 1,003,151,938	$ 643,966,557
Net assets	$ 1,021,620,158	$ 920,901,618	$ 1,587,568,044	$ 1,003,151,938	$ 643,966,557
Shares issued and outstanding (unlimited shares authorized without par value)	22,750,000	21,825,000	32,700,000	20,900,000	14,925,000
Net asset value per share	$44.91	$42.19	$48.55	$48.00	$43.15
Cost:
Investments, at cost	$1,023,711,606	$ 938,856,136	$ 1,602,402,098	$949,538,137	$ 603,624,596
Proceeds:
Written options premium received	$47,488,336	$43,731,155	$70,798,680	$41,171,151	$28,915,075

The accompanying notes are an integral part of these financial statements.

337

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Power Buffer ETF - March	Innovator U.S. Equity Power Buffer ETF - May	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - October	Innovator U.S. Equity Power Buffer ETF - September
ASSETS:
Investments, at value	$ 800,473,080	$632,270,730	$973,797,317	$ 1,081,194,072	$ 895,063,690
Cash - interest bearing deposit account	2,035,852	1,533,474	2,851,823	3,253,370	2,700,979
Interest receivable	5,472	4,708	8,064	9,431	7,620
Receivable for investments sold	—	708,461,996	—	72,304	—
Receivable for fund shares sold	—	7,087,728	—	—	—
Deposit at broker for other investments	—	—	196	833	323
Receivable for transaction fee	—	3,544	—	—	—
Total assets	802,514,404	1,349,362,180	976,657,400	1,084,530,010	897,772,612
LIABILITIES:
Written option, at value	41,379,701	30,331,392	26,265,600	37,305,240	40,318,067
Payable to Adviser	468,694	387,165	605,629	683,974	550,039
Broker commissions on in-kind transactions payable	912	57,312	2,116	2,431	767
Due to broker	389	6	—	—	—
Payable for investments purchased	—	715,186,761	—	2,500	—
Total liabilities	41,849,696	745,962,636	26,873,345	37,994,145	40,868,873
NET ASSETS	$ 760,664,708	$603,399,544	$949,784,055	$ 1,046,535,865	$ 856,903,739
Net Assets Consists of:
Paid-in capital	$ 740,754,396	$544,795,306	$ 1,185,587,323	$1,162,112,015	$900,086,311
Total distributable earnings/ (accumulated losses)	19,910,312	58,604,238	(235,803,268)	(115,576,150)	(43,182,572)
Total net assets	$ 760,664,708	$603,399,544	$949,784,055	$ 1,046,535,865	$ 856,903,739
Net assets	$ 760,664,708	$603,399,544	$949,784,055	$ 1,046,535,865	$ 856,903,739
Shares issued and outstanding (unlimited shares authorized without par value)	16,225,000	14,900,000	21,925,000	23,050,000	18,975,000
Net asset value per share	$46.88	$40.50	$43.32	$45.40	$45.16
Cost:
Investments, at cost	$ 777,228,942	$632,307,086	$950,257,881	$ 1,034,322,589	$833,417,511
Proceeds:
Written options premium received	$38,549,368	$30,294,411	$45,159,782	$47,163,064	$34,539,657

The accompanying notes are an integral part of these financial statements.

338

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - April	Innovator U.S. Equity Ultra Buffer ETF - August	Innovator U.S. Equity Ultra Buffer ETF - December	Innovator U.S. Equity Ultra Buffer ETF - February	Innovator U.S. Equity Ultra Buffer ETF - January
ASSETS:
Investments, at value	$ 167,069,328	$ 177,398,213	$ 321,306,880	$260,700,111	$ 336,031,566
Cash - interest bearing deposit account	372,786	516,855	909,252	770,997	869,518
Interest receivable	1,049	1,487	2,535	2,069	2,471
Receivable for investments sold	—	—	30,018	—	—
Receivable for fund shares sold	—	—	1,021,328	—	—
Deposit at broker for other investments	—	200	197	—	215
Receivable for transaction fee	—	—	511	—	—
Prepaid expenses and other assets	8,989	—	—	—	—
Total assets	167,452,152	177,916,755	323,270,721	261,473,177	336,903,770
LIABILITIES:
Written option, at value	12,555,362	8,690,274	9,530,815	9,788,257	12,928,698
Payable to Adviser	93,216	107,743	198,452	159,322	205,657
Due to broker	13,291	—	—	83	—
Payable for investments purchased	—	—	1,014,339	—	—
Broker commissions on in-kind transactions payable	—	—	225	—	—
Total liabilities	12,661,869	8,798,017	10,743,831	9,947,662	13,134,355
NET ASSETS	$ 154,790,283	$169,118,738	$ 312,526,890	$ 251,525,515	$ 323,769,415
Net Assets Consists of:
Paid-in capital	$ 159,925,655	$ 180,707,199	$ 297,922,015	$ 244,630,874	$ 350,543,455
Total distributable earnings/(accumulated losses)	(5,135,372)	(11,588,461)	14,604,875	6,894,641	(26,774,040)
Total net assets	$ 154,790,283	$169,118,738	$ 312,526,890	$ 251,525,515	$ 323,769,415
Net assets	$ 154,790,283	$169,118,738	$ 312,526,890	$ 251,525,515	$ 323,769,415
Shares issued and outstanding (unlimited shares authorized without par value)	4,475,000	4,100,000	7,650,000	6,625,000	7,275,000
Net asset value per share	$34.59	$41.25	$40.85	$37.97	$44.50
Cost:
Investments, at cost	$ 155,587,370	$ 161,295,570	$ 310,356,528	$253,630,119	$ 323,430,440
Proceeds:
Written options premium received	$6,756,759	$4,734,501	$10,003,048	$8,302,252	$10,271,198

The accompanying notes are an integral part of these financial statements.

339

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - July	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - May	Innovator U.S. Equity Ultra Buffer ETF - November
ASSETS:
Investments, at value	$ 152,544,072	$ 85,273,879	$ 219,357,167	$61,712,176	$ 182,820,280
Cash - interest bearing deposit account	473,928	253,649	1,172,803	149,012	567,105
Interest receivable	1,320	765	2,623	490	1,631
Deposit at broker for other investments	206	254	201	459	200
Receivable for investments sold	—	—	—	69,737,332	—
Receivable for fund shares sold	—	—	—	932,900	—
Cash	—	—	37,448	—	—
Receivable for transaction fee	—	—	—	466	—
Prepaid expenses and other assets	—	—	239	—	—
Total assets	153,019,526	85,528,547	220,570,481	132,532,835	183,389,216
LIABILITIES:
Written option, at value	8,766,713	7,610,865	9,933,676	2,136,604	4,544,537
Payable to Adviser	93,630	50,348	101,513	39,739	114,080
Broker commissions on in-kind transactions payable	547	85	—	2,844	104
Payable for investments purchased	—	—	—	70,654,258	—
Total liabilities	8,860,890	7,661,298	10,035,189	72,833,445	4,658,721
NET ASSETS	$ 144,158,636	$ 77,867,249	$ 210,535,292	$59,699,390	$ 178,730,495
Net Assets Consists of:
Paid-in capital	$ 132,951,253	$ 71,527,150	$ 199,722,607	$54,064,111	$ 190,320,559
Total distributable earnings/(accumulated losses)	11,207,383	6,340,099	10,812,685	5,635,279	(11,590,064)
Total net assets	$ 144,158,636	$ 77,867,249	$ 210,535,292	$59,699,390	$ 178,730,495
Net assets	$ 144,158,636	$ 77,867,249	$ 210,535,292	$59,699,390	$ 178,730,495
Shares issued and outstanding (unlimited shares authorized without par value)	3,600,000	2,025,000	5,075,000	1,600,000	4,550,000
Net asset value per share	$40.04	$38.45	$41.48	$37.31	$39.28
Cost:
Investments, at cost	$ 135,918,558	$ 74,064,325	$ 213,748,178	$61,714,618	$ 176,147,905
Proceeds:
Written options premium received	$4,058,516	$2,850,747	$7,840,103	$2,132,608	$5,365,697

The accompanying notes are an integral part of these financial statements.

340

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - October	Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	Innovator U.S. Small Cap Power Buffer ETF - April	Innovator U.S. Small Cap Power Buffer ETF - August
ASSETS:
Investments, at value	$ 185,843,121	$ 158,906,947	$ 92,893,222	$226,112,239	$ 88,821,448
Cash - interest bearing deposit account	647,407	466,466	95,829	600,906	231,677
Interest receivable	2,016	1,388	317	1,608	681
Deposit at broker for other investments	318	200	200	200	201
Total assets	186,492,862	159,375,001	92,989,568	226,714,953	89,054,007
LIABILITIES:
Written option, at value	6,209,447	7,270,893	6,706,628	17,730,822	8,907,640
Payable to Adviser	142,985	98,034	56,319	124,963	52,397
Broker commissions on in-kind transactions payable	3,584	112	390	146	269
Total liabilities	6,356,016	7,369,039	6,763,337	17,855,931	8,960,306
NET ASSETS	$ 180,136,846	$ 152,005,962	$ 86,226,231	$ 208,859,022	$ 80,093,701
Net Assets Consists of:
Paid-in capital	$ 192,279,787	$ 155,767,090	$ 86,249,879	$ 185,303,686	$ 79,294,041
Total distributable earnings/(accumulated losses)	(12,142,941)	(3,761,128)	(23,648)	23,555,336	799,660
Total net assets	$ 180,136,846	$ 152,005,962	$ 86,226,231	$ 208,859,022	$ 80,093,701
Net assets	$ 180,136,846	$ 152,005,962	$ 86,226,231	$ 208,859,022	$ 80,093,701
Shares issued and outstanding (unlimited shares authorized without par value)	4,475,000	3,750,000	2,825,000	5,425,000	2,850,000
Net asset value per share	$40.25	$40.53	$30.52	$38.50	$28.10
Cost:
Investments, at cost	$ 176,905,730	$ 147,925,409	$ 86,541,200	$211,021,311	$ 74,932,443
Proceeds:
Written options premium received	$5,938,011	$4,393,893	$3,968,877	$15,083,417	$3,997,736

The accompanying notes are an integral part of these financial statements.

341

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - December	Innovator U.S. Small Cap Power Buffer ETF - February	Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - July	Innovator U.S. Small Cap Power Buffer ETF - June
ASSETS:
Investments, at value	$ 90,130,270	$ 58,812,394	$ 351,728,062	$ 149,937,723	$ 19,444,633
Cash - interest bearing deposit account	243,507	162,562	879,157	386,972	57,351
Interest receivable	708	458	2,503	1,165	128
Deposit at broker for other investments	195	—	194	181	197
Receivable for investments sold	—	—	28,114	—	—
Total assets	90,374,680	58,975,414	352,638,030	150,326,041	19,502,309
LIABILITIES:
Written option, at value	5,372,232	3,533,298	26,131,301	15,580,401	2,761,062
Payable to Adviser	55,106	35,145	207,596	90,593	10,758
Broker commissions on in-kind transactions payable	239	—	—	2,344	—
Payable for investments purchased	—	—	2,092	—	—
Total liabilities	5,427,577	3,568,443	26,340,989	15,673,338	2,771,820
NET ASSETS	$ 84,947,103	$ 55,406,971	$ 326,297,041	$ 134,652,703	$ 16,730,489
Net Assets Consists of:
Paid-in capital	$ 78,447,109	$ 51,852,182	$ 321,307,396	$ 125,178,574	$ 15,627,824
Total distributable earnings	6,499,994	3,554,789	4,989,645	9,474,129	1,102,665
Total net assets	$ 84,947,103	$ 55,406,971	$ 326,297,041	$ 134,652,703	$ 16,730,489
Net assets	$ 84,947,103	$ 55,406,971	$ 326,297,041	$ 134,652,703	$ 16,730,489
Shares issued and outstanding (unlimited shares authorized without par value)	3,100,000	1,850,000	7,400,000	4,025,000	575,000
Net asset value per share	$27.40	$29.95	$44.09	$33.45	$29.10
Cost:
Investments, at cost	$ 84,015,415	$ 56,509,410	$ 325,630,535	$ 129,019,736	$ 15,194,209
Proceeds:
Written options premium received	$5,009,774	$3,481,558	$18,444,954	$6,357,342	$884,726

The accompanying notes are an integral part of these financial statements.

342

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - March	Innovator U.S. Small Cap Power Buffer ETF - May	Innovator U.S. Small Cap Power Buffer ETF - November	Innovator U.S. Small Cap Power Buffer ETF - October	Innovator U.S. Small Cap Power Buffer ETF - September
ASSETS:
Investments, at value	$ 37,156,863	$ 14,728,178	$110,491,342	$ 150,539,228	$26,311,136
Cash - interest bearing deposit account	97,820	50,400	355,145	397,057	73,190
Interest receivable	271	137	968	1,158	243
Deposit at broker for other investments	1	199	199	200	199
Receivable for investments sold	—	17,564,577	—	27,853	—
Total assets	37,254,955	32,343,491	110,847,654	150,965,496	26,384,768
LIABILITIES:
Written option, at value	2,340,343	922,174	6,039,908	8,781,500	1,704,597
Payable to Adviser	20,018	8,580	66,384	90,807	17,048
Broker commissions on in-kind transactions payable	53	1,037	108	130	162
Payable for investments purchased	—	17,565,068	—	1,628	—
Total liabilities	2,360,414	18,496,859	6,106,400	8,874,065	1,721,807
NET ASSETS	$ 34,894,541	$ 13,846,632	$ 104,741,254	$ 142,091,431	$ 24,662,961
Net Assets Consists of:
Paid-in capital	$ 31,643,072	$11,731,476	$99,881,818	$ 146,382,567	$ 21,422,031
Total distributable earnings/(accumulated losses)	3,251,469	2,115,156	4,859,436	(4,291,136)	3,240,930
Total net assets	$ 34,894,541	$ 13,846,632	$ 104,741,254	$ 142,091,431	$ 24,662,961
Net assets	$ 34,894,541	$ 13,846,632	$ 104,741,254	$ 142,091,431	$ 24,662,961
Shares issued and outstanding (unlimited shares authorized without par value)	1,125,000	475,000	3,425,000	3,950,000	825,000
Net asset value per share	$31.02	$29.15	$30.58	$35.97	$29.89
Cost:
Investments, at cost	$ 35,672,685	$ 14,729,762	$ 104,938,172	$ 137,941,455	$ 23,774,514
Proceeds:
Written options premium received	$2,299,389	$920,571	$5,893,353	$8,031,600	$1,296,251

The accompanying notes are an integral part of these financial statements.

343

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)(Continued)

Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
ASSETS:
Investments, at value	$ 17,497,686
Cash - interest bearing deposit account	10,424
Deposit at broker for other investments	214
Interest receivable	25
Total assets	17,508,349
LIABILITIES:
Written option, at value	833,248
Payable to Adviser	11,366
Broker commissions on in-kind transactions payable	311
Total liabilities	844,925
NET ASSETS	$ 16,663,424
Net Assets Consists of:
Paid-in capital	$ 24,749,926
Total accumulated losses	(8,086,502)
Total net assets	$ 16,663,424
Net assets	$ 16,663,424
Shares issued and outstanding (unlimited shares authorized without par value)	900,000
Net asset value per share	$18.51
Cost:
Investments, at cost	$ 15,927,379
Proceeds:
Written options premium received	$530,896

The accompanying notes are an integral part of these financial statements.

344

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)

	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator Defined Wealth Shield ETF	Innovator Emerging Markets 10 Buffer ETF - Quarterly	Innovator Emerging Markets Power Buffer ETF - April
INVESTMENT INCOME:
Interest income	$360	$972	$51,413	$357	$2,321
Total investment income	360	972	51,413	357	2,321
EXPENSES:
Investment advisory fee	36,799	94,989	7,363,954	91,284	346,069
Total expenses	36,799	94,989	7,363,954	91,284	346,069
Net investment loss	(36,439)	(94,017)	(7,312,541)	(90,927)	(343,748)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(490,690)	(29,725)	(113,585,374)	(1,490,945)	(6,428,003)
In-kind redemptions	(46,697)	53,127	118,334,501	1,777,164	24,689,415
Written options expired or closed	2,409	48,731	43,200,473	533,099	(8,657,859)
Net realized gain (loss)	(534,978)	72,133	47,949,600	819,318	9,603,553
Net change in unrealized appreciation (depreciation) on:
Investments	208,611	(667,915)	143,896,068	1,700,732	(8,467,477)
Written options	(3,510)	78,738	(120,511,455)	(411,774)	6,885,210
Net change in unrealized appreciation (depreciation)	205,101	(589,177)	23,384,613	1,288,958	(1,582,267)
Net realized and unrealized gain (loss)	(329,877)	(517,044)	71,334,213	2,108,276	8,021,286
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(366,316)	$(611,061)	$64,021,672	$2,017,349	$7,677,538

The accompanying notes are an integral part of these financial statements.

345

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Emerging Markets Power Buffer ETF - January	Innovator Emerging Markets Power Buffer ETF - July	Innovator Emerging Markets Power Buffer ETF - October	Innovator Equity Defined Protection ETF - 1 Yr April	Innovator Equity Defined Protection ETF - 1 Yr August
INVESTMENT INCOME:
Interest income	$4,651	$4,589	$3,952	$2,145	$4,257
Total investment income	4,651	4,589	3,952	2,145	4,257
EXPENSES:
Investment advisory fee	527,830	606,560	528,556	166,707	429,728
Total expenses	527,830	606,560	528,556	166,707	429,728
Expense reimbursement by Adviser	—	—	—	(1,698)	—
Net expenses	527,830	606,560	528,556	165,009	429,728
Net investment loss	(523,179)	(601,971)	(524,604)	(162,864)	(425,471)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,891,932	98,973	56,535	(4,705,562)	3,849
In-kind redemptions	20,944,437	1,793,742	1,340,973	9,416,962	1,065,016
Written options expired or closed	(10,018,120)	(286,810)	(101,101)	(2,182,421)	(131,556)
Net realized gain (loss)	13,818,249	1,605,905	1,296,407	2,528,979	937,309
Net change in unrealized appreciation (depreciation) on:
Investments	(6,289,495)	19,535,975	14,015,327	(2,121,779)	2,236,374
Written options	465,229	(13,194,941)	(6,729,123)	1,594,763	153,761
Net change in unrealized appreciation (depreciation)	(5,824,266)	6,341,034	7,286,204	(527,016)	2,390,135
Net realized and unrealized gain (loss)	7,993,983	7,946,939	8,582,611	2,001,963	3,327,444
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,470,804	$7,344,968	$8,058,007	$1,839,099	$2,901,973

The accompanying notes are an integral part of these financial statements.

346

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr December	Innovator Equity Defined Protection ETF - 1 Yr February	Innovator Equity Defined Protection ETF - 1 Yr January	Innovator Equity Defined Protection ETF - 1 Yr July	Innovator Equity Defined Protection ETF - 1 Yr June
INVESTMENT INCOME:
Interest income	$5,438	$6,289	$3,921	$5,347	$1,990
Total investment income	5,438	6,289	3,921	5,347	1,990
EXPENSES:
Investment advisory fee	458,170	524,262	348,777	546,971	161,136
Total expenses	458,170	524,262	348,777	546,971	161,136
Net investment loss	(452,732)	(517,973)	(344,856)	(541,624)	(159,146)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,709,893)	(7,105,421)	(2,383,448)	131,893	195,748
In-kind redemptions	11,018,372	19,082,454	8,502,871	1,040,266	1,097,822
Written options expired or closed	(3,902,655)	(5,165,503)	(2,501,241)	(83,585)	(227,292)
Net realized gain (loss)	2,405,824	6,811,530	3,618,182	1,088,574	1,066,278
Net change in unrealized appreciation (depreciation) on:
Investments	(2,818,388)	(7,112,064)	(2,489,321)	2,359,953	(1,028,635)
Written options	3,954,822	4,463,421	1,461,206	705,803	1,200,765
Net change in unrealized appreciation (depreciation)	1,136,434	(2,648,643)	(1,028,115)	3,065,756	172,130
Net realized and unrealized gain (loss)	3,542,258	4,162,887	2,590,067	4,154,330	1,238,408
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,089,526	$3,644,914	$2,245,211	$3,612,706	$1,079,262

The accompanying notes are an integral part of these financial statements.

347

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr March	Innovator Equity Defined Protection ETF - 1 Yr May	Innovator Equity Defined Protection ETF - 1 Yr November	Innovator Equity Defined Protection ETF - 1 Yr October	Innovator Equity Defined Protection ETF - 1 Yr September
INVESTMENT INCOME:
Dividend income	$320,665	$—	$—	$—	$—
Interest income	6,080	1,538	5,367	5,510	5,725
Total investment income	326,745	1,538	5,367	5,510	5,725
EXPENSES:
Investment advisory fee	375,810	137,402	468,413	485,846	540,243
Total expenses	375,810	137,402	468,413	485,846	540,243
Expense reimbursement by Adviser	(5,209)	—	—	—	—
Net expenses	370,601	137,402	468,413	485,846	540,243
Net investment loss	(43,856)	(135,864)	(463,046)	(480,336)	(534,518)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,013,022)	(1,238,565)	(70,782)	(77,830)	12,165
In-kind redemptions	15,093,081	8,495,765	326,055	494,959	650,162
Written options expired or closed	(3,685,941)	(5,225,937)	(23,420)	(21,761)	(108,893)
Net realized gain (loss)	7,394,118	2,031,263	231,853	395,368	553,434
Net change in unrealized appreciation (depreciation) on:
Investments	(8,359,650)	(5,655,864)	4,200,952	2,887,649	3,430,368
Written options	4,343,599	4,564,330	(766,114)	83,291	(58,440)
Net change in unrealized appreciation (depreciation)	(4,016,051)	(1,091,534)	3,434,838	2,970,940	3,371,928
Net realized and unrealized gain (loss)	3,378,067	939,729	3,666,691	3,366,308	3,925,362
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,334,211	$803,865	$3,203,645	$2,885,972	$3,390,844

The accompanying notes are an integral part of these financial statements.

348

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to April 2027	Innovator Equity Defined Protection ETF - 2 Yr to April 2028	Innovator Equity Defined Protection ETF - 2 Yr to January 2027	Innovator Equity Defined Protection ETF - 2 Yr to January 2028	Innovator Equity Defined Protection ETF - 2 Yr to July 2026
INVESTMENT INCOME:
Interest income	$488	$3,843	$2,392	$2,489	$4,580
Total investment income	488	3,843	2,392	2,489	4,580
EXPENSES:
Investment advisory fee	40,557	215,227	131,962	170,191	232,832
Total expenses	40,557	215,227	131,962	170,191	232,832
Expense reimbursement by Adviser	—	(1,257)	—	—	—
Net expenses	40,557	213,970	131,962	170,191	232,832
Net investment loss	(40,069)	(210,127)	(129,570)	(167,702)	(228,252)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,227	(4,311,761)	10,602	(1,584,611)	13,068
In-kind redemptions	—	13,084,094	468,593	13,167,754	616,519
Written options expired or closed	(7,081)	(1,176,372)	(46,448)	(8,009,547)	(18,248)
Net realized gain (loss)	(2,854)	7,595,961	432,747	3,573,596	611,339
Net change in unrealized appreciation (depreciation) on:
Investments	502,307	(8,375,157)	562,130	(10,535,536)	1,949,529
Written options	(229,602)	3,440,774	(347)	8,044,446	(265,616)
Net change in unrealized appreciation (depreciation)	272,705	(4,934,383)	561,783	(2,491,090)	1,683,913
Net realized and unrealized gain (loss)	269,851	2,661,578	994,530	1,082,506	2,295,252
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$229,782	$2,451,451	$864,960	$914,804	$2,067,000

The accompanying notes are an integral part of these financial statements.

349

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to July 2027	Innovator Equity Defined Protection ETF - 2 Yr to October 2026	Innovator Equity Defined Protection ETF - 2 Yr to October 2027	Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
INVESTMENT INCOME:
Interest income	$5,002	$5,045	$1,006	$3,255	$5,863
Total investment income	5,002	5,045	1,006	3,255	5,863
EXPENSES:
Investment advisory fee	623,693	277,728	61,775	401,355	935,312
Total expenses	623,693	277,728	61,775	401,355	935,312
Expense reimbursement by Adviser	—	—	—	(2,133)	—
Net expenses	623,693	277,728	61,775	399,222	935,312
Net investment loss	(618,691)	(272,683)	(60,769)	(395,967)	(929,449)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(76,942)	79,375	(1,048)	(3,337,840)	(3,392,910)
In-kind redemptions	3,130,701	471,789	151,868	3,847,178	19,824,303
Written options expired or closed	(159,311)	(85,091)	(1,226)	182,284	(7,976,027)
Net realized gain (loss)	2,894,448	466,073	149,594	691,622	8,455,366
Net change in unrealized appreciation (depreciation) on:
Investments	1,869,304	2,332,452	679,018	3,787,526	(10,388,751)
Written options	(1,053,386)	(590,322)	(407,762)	(3,436,036)	9,194,701
Net change in unrealized appreciation (depreciation)	815,918	1,742,130	271,256	351,490	(1,194,050)
Net realized and unrealized gain (loss)	3,710,366	2,208,203	420,850	1,043,112	7,261,316
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,091,675	$1,935,520	$360,081	$647,145	$6,331,867

The accompanying notes are an integral part of these financial statements.

350

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Dual Directional 10 Buffer ETF - April(a)	Innovator Equity Dual Directional 10 Buffer ETF - December(b)	Innovator Equity Dual Directional 10 Buffer ETF - February(c)	Innovator Equity Dual Directional 10 Buffer ETF - January(d)	Innovator Equity Dual Directional 10 Buffer ETF - July
INVESTMENT INCOME:
Interest income	$62	$942	$440	$890	$7,301
Total investment income	62	942	440	890	7,301
EXPENSES:
Investment advisory fee	7,572	59,988	27,894	49,010	397,862
Total expenses	7,572	59,988	27,894	49,010	397,862
Expense reimbursement by Adviser	(292)	—	—	—	—
Net expenses	7,280	59,988	27,894	49,010	397,862
Net investment loss	(7,218)	(59,046)	(27,454)	(48,120)	(390,561)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,633)	1,978	—	8,098	(241,168)
In-kind redemptions	—	—	—	—	1,107,927
Written options expired or closed	(941)	(9,445)	—	(14,502)	12,946
Net realized gain (loss)	(3,574)	(7,467)	—	(6,404)	879,705
Net change in unrealized appreciation (depreciation) on:
Investments	(1,681,167)	(4,298,893)	(1,607,428)	(1,962,802)	(10,871,924)
Written options	2,300,864	5,626,686	2,097,322	2,657,788	15,069,127
Net change in unrealized appreciation (depreciation)	619,697	1,327,793	489,894	694,986	4,197,203
Net realized and unrealized gain (loss)	616,123	1,320,326	489,894	688,582	5,076,908
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$608,905	$1,261,280	$462,440	$640,462	$4,686,347

(a)	Inception date of the Fund was March 31, 2026.
(b)	Inception date of the Fund was November 28, 2025.
(c)	Inception date of the Fund was January 30, 2026.
(d)	Inception date of the Fund was December 31, 2025.
The accompanying notes are an integral part of these financial statements.

351

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Dual Directional 10 Buffer ETF - March(a)	Innovator Equity Dual Directional 10 Buffer ETF - May(b)	Innovator Equity Dual Directional 10 Buffer ETF - November(c)	Innovator Equity Dual Directional 10 Buffer ETF - October	Innovator Equity Dual Directional 10 Buffer ETF - September
INVESTMENT INCOME:
Interest income	$214	$—	$3,369	$2,588	$1,651
Total investment income	214	—	3,369	2,588	1,651
EXPENSES:
Investment advisory fee	14,008	—	166,523	131,469	87,057
Total expenses	14,008	—	166,523	131,469	87,057
Net investment loss	(13,794)	—	(163,154)	(128,881)	(85,406)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	—	(38,682)	(30,169)	(9,542)
In-kind redemptions	—	—	—	930,315	337,990
Written options expired or closed	—	—	7,465	(4,753)	(3,282)
Net realized gain (loss)	—	—	(31,217)	895,393	325,166
Net change in unrealized appreciation (depreciation) on:
Investments	(1,602,614)	(241)	(8,794,976)	(5,308,132)	(3,233,862)
Written options	2,058,202	(262)	11,313,027	5,856,172	4,045,916
Net change in unrealized appreciation (depreciation)	455,588	(503)	2,518,051	548,040	812,054
Net realized and unrealized gain (loss)	455,588	(503)	2,486,834	1,443,433	1,137,220
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$441,794	$(503)	$2,323,680	$1,314,552	$1,051,814

(a)	Inception date of the Fund was February 27, 2026.
(b)	Inception date of the Fund was April 30, 2026.
(c)	Inception date of the Fund was October 31, 2025.
The accompanying notes are an integral part of these financial statements.

352

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Dual Directional 15 Buffer ETF - April(a)	Innovator Equity Dual Directional 15 Buffer ETF - December(b)	Innovator Equity Dual Directional 15 Buffer ETF - February(c)	Innovator Equity Dual Directional 15 Buffer ETF - January(d)	Innovator Equity Dual Directional 15 Buffer ETF - July
INVESTMENT INCOME:
Interest income	$758	$5,924	$2,163	$4,766	$4,658
Total investment income	758	5,924	2,163	4,766	4,658
EXPENSES:
Investment advisory fee	46,444	326,740	106,525	240,356	301,221
Total expenses	46,444	326,740	106,525	240,356	301,221
Expense reimbursement by Adviser	(1,803)	—	—	—	—
Net expenses	44,641	326,740	106,525	240,356	301,221
Net investment loss	(43,883)	(320,816)	(104,362)	(235,590)	(296,563)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,568)	(42,571)	(599)	(28,344)	(443,250)
In-kind redemptions	—	659,945	—	2,345,935	2,075,059
Written options expired or closed	273	(9,734)	(7,063)	(13,528)	83,961
Net realized gain (loss)	(2,295)	607,640	(7,662)	2,304,063	1,715,770
Net change in unrealized appreciation (depreciation) on:
Investments	(9,451,649)	(20,691,399)	(7,859,997)	(9,830,973)	(8,452,907)
Written options	11,943,805	24,331,824	9,304,669	9,268,764	9,650,793
Net change in unrealized appreciation (depreciation)	2,492,156	3,640,425	1,444,672	(562,209)	1,197,886
Net realized and unrealized gain (loss)	2,489,861	4,248,065	1,437,010	1,741,854	2,913,656
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,445,978	$3,927,249	$1,332,648	$1,506,264	$2,617,093

(a)	Inception date of the Fund was March 31, 2026.
(b)	Inception date of the Fund was November 28, 2025.
(c)	Inception date of the Fund was January 30, 2026.
(d)	Inception date of the Fund was December 31, 2025.
The accompanying notes are an integral part of these financial statements.

353

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Dual Directional 15 Buffer ETF - March(a)	Innovator Equity Dual Directional 15 Buffer ETF - May(b)	Innovator Equity Dual Directional 15 Buffer ETF - November(c)	Innovator Equity Dual Directional 15 Buffer ETF - October	Innovator Equity Dual Directional 15 Buffer ETF - September
INVESTMENT INCOME:
Interest income	$896	$—	$6,854	$9,648	$4,041
Total investment income	896	—	6,854	9,648	4,041
EXPENSES:
Investment advisory fee	46,844	—	356,076	482,411	209,764
Total expenses	46,844	—	356,076	482,411	209,764
Net investment loss	(45,948)	—	(349,222)	(472,763)	(205,723)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(16,558)	—	(258,588)	(654,443)	(124,341)
In-kind redemptions	—	—	3,163,139	4,694,926	1,706,851
Written options expired or closed	(6,616)	—	(8,017)	47,477	55,351
Net realized gain (loss)	(23,174)	—	2,896,534	4,087,960	1,637,861
Net change in unrealized appreciation (depreciation) on:
Investments	(7,324,903)	(339)	(21,676,715)	(21,185,261)	(8,953,179)
Written options	8,507,706	(360)	23,134,513	22,158,758	9,523,514
Net change in unrealized appreciation (depreciation)	1,182,803	(699)	1,457,798	973,497	570,335
Net realized and unrealized gain (loss)	1,159,629	(699)	4,354,332	5,061,457	2,208,196
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,113,681	$(699)	$4,005,110	$4,588,694	$2,002,473

(a)	Inception date of the Fund was February 27, 2026.
(b)	Inception date of the Fund was April 30, 2026.
(c)	Inception date of the Fund was October 31, 2025.
The accompanying notes are an integral part of these financial statements.

354

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Equity Dual Directional 5 Buffer ETF - Quarterly(a)	Innovator Growth Accelerated ETF - Quarterly	Innovator Growth Accelerated Plus ETF - April	Innovator Growth Accelerated Plus ETF - January	Innovator Growth Accelerated Plus ETF - July
INVESTMENT INCOME:
Interest income	$1,347	$1,277	$1,045	$932	$1,421
Total investment income	1,347	1,277	1,045	932	1,421
EXPENSES:
Investment advisory fee	79,396	238,273	83,744	71,631	99,279
Total expenses	79,396	238,273	83,744	71,631	99,279
Net investment loss	(78,049)	(236,996)	(82,699)	(70,699)	(97,858)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,203,899)	(8,020,124)	(2,447,713)	(1,086,310)	(7,291)
In-kind redemptions	1,482,162	4,025,376	9,289,373	6,774,839	—
Written options expired or closed	2,377,204	2,282,480	(3,499,009)	(3,650,977)	(3,076)
Net realized gain (loss)	1,655,467	(1,712,268)	3,342,651	2,037,552	(10,367)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,579,423)	9,160,159	(13,115,404)	(5,257,748)	2,790,332
Written options	4,554,713	(7,111,493)	11,940,505	4,647,731	(881,801)
Net change in unrealized appreciation (depreciation)	1,975,290	2,048,666	(1,174,899)	(610,017)	1,908,531
Net realized and unrealized gain (loss)	3,630,757	336,398	2,167,752	1,427,535	1,898,164
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,552,708	$99,402	$2,085,053	$1,356,836	$1,800,306

(a)	Inception date of the Fund was December 31, 2025.
The accompanying notes are an integral part of these financial statements.

355

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Growth Accelerated Plus ETF - October	Innovator Growth-100 Dual Directional 5 Buffer ETF - Quarterly(a)	Innovator Growth-100 Power Buffer ETF - April	Innovator Growth-100 Power Buffer ETF - August	Innovator Growth-100 Power Buffer ETF - December
INVESTMENT INCOME:
Interest income	$923	$513	$10,017	$4,679	$3,504
Total investment income	923	513	10,017	4,679	3,504
EXPENSES:
Investment advisory fee	62,157	49,513	769,676	312,100	250,417
Total expenses	62,157	49,513	769,676	312,100	250,417
Net investment loss	(61,234)	(49,000)	(759,659)	(307,421)	(246,913)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(32,811)	(1,676,108)	(20,250,407)	4,631	(1,609,074)
In-kind redemptions	509,670	1,021,704	52,257,747	609,139	6,698,970
Written options expired or closed	623	142,579	(6,701,228)	(6,580)	(1,376,664)
Net realized gain (loss)	477,482	(511,825)	25,306,112	607,190	3,713,232
Net change in unrealized appreciation (depreciation) on:
Investments	930,960	(940,146)	(27,072,503)	2,096,515	(1,168,342)
Written options	(316,152)	2,173,547	20,512,503	1,675,361	1,982,401
Net change in unrealized appreciation (depreciation)	614,808	1,233,401	(6,560,000)	3,771,876	814,059
Net realized and unrealized gain (loss)	1,092,290	721,576	18,746,112	4,379,066	4,527,291
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,031,056	$672,576	$17,986,453	$4,071,645	$4,280,378

(a)	Inception date of the Fund was December 31, 2025.
The accompanying notes are an integral part of these financial statements.

356

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Growth-100 Power Buffer ETF - February	Innovator Growth-100 Power Buffer ETF - January	Innovator Growth-100 Power Buffer ETF - July	Innovator Growth-100 Power Buffer ETF - June	Innovator Growth-100 Power Buffer ETF - March
INVESTMENT INCOME:
Interest income	$3,174	$16,822	$12,518	$3,501	$2,362
Total investment income	3,174	16,822	12,518	3,501	2,362
EXPENSES:
Investment advisory fee	209,657	1,289,448	882,360	256,717	155,204
Total expenses	209,657	1,289,448	882,360	256,717	155,204
Net investment loss	(206,483)	(1,272,626)	(869,842)	(253,216)	(152,842)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,481,553)	(18,594,573)	256,476	310,534	(1,109,907)
In-kind redemptions	8,166,962	59,593,325	2,756,424	3,646,567	5,260,237
Written options expired or closed	(587,308)	(4,588,674)	(57,916)	(157,658)	(582,170)
Net realized gain (loss)	5,098,101	36,410,078	2,954,984	3,799,443	3,568,160
Net change in unrealized appreciation (depreciation) on:
Investments	(1,710,615)	(21,983,066)	3,895,638	(1,599,549)	2,004,284
Written options	1,040,543	7,512,287	5,252,919	923,839	(30,474)
Net change in unrealized appreciation (depreciation)	(670,072)	(14,470,779)	9,148,557	(675,710)	1,973,810
Net realized and unrealized gain (loss)	4,428,029	21,939,299	12,103,541	3,123,733	5,541,970
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,221,546	$20,666,673	$11,233,699	$2,870,517	$5,389,128

The accompanying notes are an integral part of these financial statements.

357

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Growth-100 Power Buffer ETF - May	Innovator Growth-100 Power Buffer ETF - November	Innovator Growth-100 Power Buffer ETF - October	Innovator Growth-100 Power Buffer ETF - September	Innovator International Developed 10 Buffer ETF - Quarterly
INVESTMENT INCOME:
Interest income	$939	$6,179	$14,181	$2,655	$1,554
Total investment income	939	6,179	14,181	2,655	1,554
EXPENSES:
Investment advisory fee	57,755	398,230	994,548	175,028	369,903
Total expenses	57,755	398,230	994,548	175,028	369,903
Net investment loss	(56,816)	(392,051)	(980,367)	(172,373)	(368,349)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(339,636)	(288,509)	(204,831)	(17,290)	(4,380,334)
In-kind redemptions	4,059,226	1,520,509	2,799,821	2,344,610	5,223,372
Written options expired or closed	(2,193,286)	(25,356)	(13,064)	(53,122)	1,905,442
Net realized gain (loss)	1,526,304	1,206,644	2,581,926	2,274,198	2,748,480
Net change in unrealized appreciation (depreciation) on:
Investments	(3,021,570)	3,128,135	5,212,253	(1,769,753)	1,919,181
Written options	2,093,724	1,831,986	4,894,361	1,464,993	779,351
Net change in unrealized appreciation (depreciation)	(927,846)	4,960,121	10,106,614	(304,760)	2,698,532
Net realized and unrealized gain (loss)	598,458	6,166,765	12,688,540	1,969,438	5,447,012
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$541,642	$5,774,714	$11,708,173	$1,797,065	$5,078,663

The accompanying notes are an integral part of these financial statements.

358

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator International Developed Power Buffer ETF - April	Innovator International Developed Power Buffer ETF - August	Innovator International Developed Power Buffer ETF - December	Innovator International Developed Power Buffer ETF - February	Innovator International Developed Power Buffer ETF - January
INVESTMENT INCOME:
Interest income	$8,193	$2,983	$1,646	$2,433	$9,182
Total investment income	8,193	2,983	1,646	2,433	9,182
EXPENSES:
Investment advisory fee	923,828	293,061	174,439	217,623	902,746
Total expenses	923,828	293,061	174,439	217,623	902,746
Net investment loss	(915,635)	(290,078)	(172,793)	(215,190)	(893,564)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(11,332,635)	9,821	(188,732)	(1,245,865)	(3,526,205)
In-kind redemptions	46,405,824	3,182,128	4,406,002	6,951,893	38,740,558
Written options expired or closed	(3,733,130)	(101,647)	(345,292)	(1,882,589)	(7,393,260)
Net realized gain (loss)	31,340,059	3,090,302	3,871,978	3,823,439	27,821,093
Net change in unrealized appreciation (depreciation) on:
Investments	(21,043,331)	1,675,231	(809,385)	(3,100,323)	(17,444,774)
Written options	5,915,472	(883,169)	(187,718)	288,519	455,750
Net change in unrealized appreciation (depreciation)	(15,127,859)	792,062	(997,103)	(2,811,804)	(16,989,024)
Net realized and unrealized gain (loss)	16,212,200	3,882,364	2,874,875	1,011,635	10,832,069
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,296,565	$3,592,286	$2,702,082	$796,445	$9,938,505

The accompanying notes are an integral part of these financial statements.

359

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator International Developed Power Buffer ETF - July	Innovator International Developed Power Buffer ETF - June	Innovator International Developed Power Buffer ETF - March	Innovator International Developed Power Buffer ETF - May	Innovator International Developed Power Buffer ETF - November
INVESTMENT INCOME:
Interest income	$9,119	$2,252	$2,043	$1,377	$2,364
Total investment income	9,119	2,252	2,043	1,377	2,364
EXPENSES:
Investment advisory fee	903,433	223,173	189,532	141,054	212,941
Total expenses	903,433	223,173	189,532	141,054	212,941
Net investment loss	(894,314)	(220,921)	(187,489)	(139,677)	(210,577)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	39,085	49,797	(1,047,816)	(2,157,447)	(41,620)
In-kind redemptions	3,327,950	1,630,369	8,987,303	7,443,035	812,988
Written options expired or closed	(121,304)	(17,980)	(3,388,275)	(929,652)	(25,333)
Net realized gain (loss)	3,245,731	1,662,186	4,551,212	4,355,936	746,035
Net change in unrealized appreciation (depreciation) on:
Investments	12,345,657	2,363,473	(3,843,243)	(2,090,475)	2,466,423
Written options	(1,303,240)	(259,592)	237,337	(45,951)	63,645
Net change in unrealized appreciation (depreciation)	11,042,417	2,103,881	(3,605,906)	(2,136,426)	2,530,068
Net realized and unrealized gain (loss)	14,288,148	3,766,067	945,306	2,219,510	3,276,103
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,393,834	$3,545,146	$757,817	$2,079,833	$3,065,526

The accompanying notes are an integral part of these financial statements.

360

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator International Developed Power Buffer ETF - October	Innovator International Developed Power Buffer ETF - September	Innovator Nasdaq-100 10 Buffer ETF - Quarterly	Innovator Premium Income 15 Buffer ETF - April	Innovator Premium Income 15 Buffer ETF - January
INVESTMENT INCOME:
Interest income	$8,043	$4,196	$4,436	$126,077	$219,491
Total investment income	8,043	4,196	4,436	126,077	219,491
EXPENSES:
Investment advisory fee	801,247	410,095	767,684	25,911	48,175
Total expenses	801,247	410,095	767,684	25,911	48,175
NET INVESTMENT INCOME/(LOSS)	(793,204)	(405,899)	(763,248)	100,166	171,316
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,932)	56,989	(13,754,202)	443	(1,362)
In-kind redemptions	1,682,502	702,897	15,496,322	42,031	(2,401)
Written options expired or closed	(11,492)	(21,762)	2,845,877	122,449	214,012
Net realized gain (loss)	1,666,078	738,124	4,587,997	164,923	210,249
Net change in unrealized appreciation (depreciation) on:
Investments	11,080,007	5,905,166	11,320,201	(8,364)	(20,723)
Written options	(479,776)	(390,976)	(8,710,604)	(30,393)	(90,222)
Net change in unrealized appreciation (depreciation)	10,600,231	5,514,190	2,609,597	(38,757)	(110,945)
Net realized and unrealized gain (loss)	12,266,309	6,252,314	7,197,594	126,166	99,304
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,473,105	$5,846,415	$6,434,346	$226,332	$270,620

The accompanying notes are an integral part of these financial statements.

361

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Premium Income 15 Buffer ETF - July	Innovator Premium Income 15 Buffer ETF - October	Innovator Premium Income 20 Barrier ETF - April	Innovator Premium Income 20 Barrier ETF - January	Innovator Premium Income 20 Barrier ETF - July
INVESTMENT INCOME:
Interest income	$160,780	$252,929	$475,641	$269,059	$359,167
Total investment income	160,780	252,929	475,641	269,059	359,167
EXPENSES:
Investment advisory fee	32,297	53,673	96,919	58,223	71,870
Total expenses	32,297	53,673	96,919	58,223	71,870
NET INVESTMENT INCOME	128,483	199,256	378,722	210,836	287,297
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(401)	(26)	(7,818,354)	(3,887,747)	(17,161)
In-kind redemptions	10,411	—	39,766	—	92,855
Written options expired or closed	612	420	8,251,770	2,953,258	27,803
Net realized gain (loss)	10,622	394	473,182	(934,489)	103,497
Net change in unrealized appreciation (depreciation) on:
Investments	(9,687)	1,160	1,503,242	1,223,135	(2,218,068)
Written options	77,279	196,861	(1,299,321)	(32,851)	2,385,487
Net change in unrealized appreciation (depreciation)	67,592	198,021	203,921	1,190,284	167,419
Net realized and unrealized gain (loss)	78,214	198,415	677,103	255,795	270,916
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$206,697	$397,671	$1,055,825	$466,631	$558,213

The accompanying notes are an integral part of these financial statements.

362

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator Premium Income 20 Barrier ETF - October	Innovator Premium Income 30 Barrier ETF - April	Innovator Premium Income 30 Barrier ETF - January	Innovator Premium Income 30 Barrier ETF - July	Innovator Premium Income 30 Barrier ETF - October
INVESTMENT INCOME:
Interest income	$369,112	$600,366	$278,561	$328,963	$353,826
Total investment income	369,112	600,366	278,561	328,963	353,826
EXPENSES:
Investment advisory fee	77,602	124,259	59,512	66,024	74,965
Total expenses	77,602	124,259	59,512	66,024	74,965
NET INVESTMENT INCOME	291,510	476,107	219,049	262,939	278,861
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,428	(9,664,943)	(3,439,612)	(16,102)	(3,142)
In-kind redemptions	—	431,958	26,559	19,935	—
Written options expired or closed	17,912	8,669,195	3,474,242	18,864	5,382
Net realized gain (loss)	21,340	(563,790)	61,189	22,697	2,240
Net change in unrealized appreciation (depreciation) on:
Investments	(4,108,801)	3,056,882	1,907,526	(2,015,516)	(3,349,307)
Written options	4,551,700	(1,929,093)	(1,837,981)	2,157,123	3,659,832
Net change in unrealized appreciation (depreciation)	442,899	1,127,789	69,545	141,607	310,525
Net realized and unrealized gain (loss)	464,239	563,999	130,734	164,304	312,765
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$755,749	$1,040,106	$349,783	$427,243	$591,626

The accompanying notes are an integral part of these financial statements.

363

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity 10 Buffer ETF - Quarterly	Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Innovator U.S. Equity Accelerated 9 Buffer ETF - January	Innovator U.S. Equity Accelerated 9 Buffer ETF - July
INVESTMENT INCOME:
Interest income	$16,113	$3,632	$7,482	$4,885	$5,452
Total investment income	16,113	3,632	7,482	4,885	5,452
EXPENSES:
Investment advisory fee	2,300,655	570,979	531,522	354,846	409,078
Total expenses	2,300,655	570,979	531,522	354,846	409,078
Expense reimbursement by Adviser	—	(4,029)	(3,232)	—	—
Net expenses	2,300,655	566,950	528,290	354,846	409,078
Net investment loss	(2,284,542)	(563,318)	(520,808)	(349,961)	(403,626)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(36,664,426)	(12,474,129)	(20,294,777)	(7,505,411)	377,843
In-kind redemptions	42,173,098	7,592,251	39,343,048	28,905,827	4,191,642
Written options expired or closed	8,991,029	820,748	(17,871,652)	(14,665,052)	(292,454)
Net realized gain (loss)	14,499,701	(4,061,130)	1,176,619	6,735,364	4,277,031
Net change in unrealized appreciation (depreciation) on:
Investments	35,031,609	10,773,454	(21,090,044)	(14,239,881)	(4,402,021)
Written options	(23,233,679)	(5,746,279)	30,779,184	12,372,082	5,309,413
Net change in unrealized appreciation (depreciation)	11,797,930	5,027,175	9,689,140	(1,867,799)	907,392
Net realized and unrealized gain (loss)	26,297,631	966,045	10,865,759	4,867,565	5,184,423
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,013,089	$402,727	$10,344,951	$4,517,604	$4,780,797

The accompanying notes are an integral part of these financial statements.

364

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - October	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated Plus ETF - January	Innovator U.S. Equity Accelerated Plus ETF - July
INVESTMENT INCOME:
Interest income	$3,723	$1,429	$1,081	$741	$1,062
Total investment income	3,723	1,429	1,081	741	1,062
EXPENSES:
Investment advisory fee	283,951	281,422	83,157	67,122	76,804
Total expenses	283,951	281,422	83,157	67,122	76,804
Expense reimbursement by Adviser	—	(1,646)	(504)	—	—
Net expenses	283,951	279,776	82,653	67,122	76,804
Net investment loss	(280,228)	(278,347)	(81,572)	(66,381)	(75,742)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,239)	(5,710,613)	(1,548,626)	(23,790)	6,880
In-kind redemptions	673,313	3,821,791	8,064,936	5,231,247	1,486,038
Written options expired or closed	4,972	1,230,874	(3,658,626)	(3,268,233)	(60,407)
Net realized gain (loss)	677,046	(657,948)	2,857,684	1,939,224	1,432,511
Net change in unrealized appreciation (depreciation) on:
Investments	1,441,251	8,966,807	(6,922,124)	(3,710,352)	756,299
Written options	1,533,373	(6,179,659)	6,297,360	2,878,694	(826,298)
Net change in unrealized appreciation (depreciation)	2,974,624	2,787,148	(624,764)	(831,658)	(69,999)
Net realized and unrealized gain (loss)	3,651,670	2,129,200	2,232,920	1,107,566	1,362,512
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,371,442	$1,850,853	$2,151,348	$1,041,185	$1,286,770

The accompanying notes are an integral part of these financial statements.

365

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Accelerated Plus ETF - October	Innovator U.S. Equity Buffer ETF - April	Innovator U.S. Equity Buffer ETF - August	Innovator U.S. Equity Buffer ETF - December	Innovator U.S. Equity Buffer ETF - February
INVESTMENT INCOME:
Interest income	$938	$18,155	$11,374	$12,506	$9,861
Total investment income	938	18,155	11,374	12,506	9,861
EXPENSES:
Investment advisory fee	74,494	1,369,444	791,198	898,042	740,247
Total expenses	74,494	1,369,444	791,198	898,042	740,247
Net investment loss	(73,556)	(1,351,289)	(779,824)	(885,536)	(730,386)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,127)	(34,269,775)	91,238	(4,807,441)	(8,586,830)
In-kind redemptions	172,744	80,525,003	2,318,867	24,684,514	27,645,407
Written options expired or closed	(1,059)	2,611,816	(35,600)	(2,210)	1,069,252
Net realized gain (loss)	167,558	48,867,044	2,374,505	19,874,863	20,127,829
Net change in unrealized appreciation (depreciation) on:
Investments	1,464,533	(26,675,785)	3,678,779	(6,597,244)	(8,330,162)
Written options	(357,774)	14,515,474	4,892,437	2,142,125	2,317,376
Net change in unrealized appreciation (depreciation)	1,106,759	(12,160,311)	8,571,216	(4,455,119)	(6,012,786)
Net realized and unrealized gain (loss)	1,274,317	36,706,733	10,945,721	15,419,744	14,115,043
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,200,761	$35,355,444	$10,165,897	$14,534,208	$13,384,657

The accompanying notes are an integral part of these financial statements.

366

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Buffer ETF - January	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - March	Innovator U.S. Equity Buffer ETF - May
INVESTMENT INCOME:
Interest income	$16,549	$14,409	$7,174	$8,967	$7,269
Total investment income	16,549	14,409	7,174	8,967	7,269
EXPENSES:
Investment advisory fee	1,297,889	1,069,814	538,126	708,214	586,620
Total expenses	1,297,889	1,069,814	538,126	708,214	586,620
Net investment loss	(1,281,340)	(1,055,405)	(530,952)	(699,247)	(579,351)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(13,450,796)	(59,624)	255,740	(6,843,181)	(5,825,215)
In-kind redemptions	49,388,265	3,372,591	2,668,436	30,533,985	42,502,724
Written options expired or closed	555,615	(31,016)	(190,577)	843,786	(12,281,428)
Net realized gain (loss)	36,493,084	3,281,951	2,733,599	24,534,590	24,396,081
Net change in unrealized appreciation (depreciation) on:
Investments	(16,844,083)	6,117,484	2,044,057	(12,135,983)	(24,878,649)
Written options	3,642,306	6,402,951	2,571,860	2,081,884	7,656,378
Net change in unrealized appreciation (depreciation)	(13,201,777)	12,520,435	4,615,917	(10,054,099)	(17,222,271)
Net realized and unrealized gain (loss)	23,291,307	15,802,386	7,349,516	14,480,491	7,173,810
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,009,967	$14,746,981	$6,818,564	$13,781,244	$6,594,459

The accompanying notes are an integral part of these financial statements.

367

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Buffer ETF - November	Innovator U.S. Equity Buffer ETF - October	Innovator U.S. Equity Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - April	Innovator U.S. Equity Power Buffer ETF - August
INVESTMENT INCOME:
Interest income	$11,562	$16,917	$12,673	$39,297	$47,508
Total investment income	11,562	16,917	12,673	39,297	47,508
EXPENSES:
Investment advisory fee	842,877	1,200,496	895,600	3,114,556	3,585,018
Total expenses	842,877	1,200,496	895,600	3,114,556	3,585,018
Net investment loss	(831,315)	(1,183,579)	(882,927)	(3,075,259)	(3,537,510)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(59,210)	(24,348)	40,921	(59,512,477)	1,209,036
In-kind redemptions	589,981	2,537,192	2,870,205	156,172,670	5,102,102
Written options expired or closed	658	(2,466)	(3,798)	(10,143,043)	(506,568)
Net realized gain (loss)	531,429	2,510,378	2,907,328	86,517,150	5,804,570
Net change in unrealized appreciation (depreciation) on:
Investments	6,438,677	7,045,946	4,133,347	(64,894,121)	20,694,332
Written options	5,583,215	7,336,230	5,128,619	43,369,525	16,544,709
Net change in unrealized appreciation (depreciation)	12,021,892	14,382,176	9,261,966	(21,524,596)	37,239,041
Net realized and unrealized gain (loss)	12,553,321	16,892,554	12,169,294	64,992,554	43,043,611
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,722,006	$15,708,975	$11,286,367	$61,917,295	$39,506,101

The accompanying notes are an integral part of these financial statements.

368

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Power Buffer ETF - December	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - July	Innovator U.S. Equity Power Buffer ETF - June
INVESTMENT INCOME:
Interest income	$50,604	$39,591	$67,871	$55,077	$34,685
Total investment income	50,604	39,591	67,871	55,077	34,685
EXPENSES:
Investment advisory fee	3,874,325	3,127,898	5,503,202	4,081,294	2,657,777
Total expenses	3,874,325	3,127,898	5,503,202	4,081,294	2,657,777
Net investment loss	(3,823,721)	(3,088,307)	(5,435,331)	(4,026,217)	(2,623,092)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,100,417)	(33,598,159)	(58,033,304)	560,063	858,737
In-kind redemptions	107,872,864	122,997,747	208,707,378	11,924,342	10,918,072
Written options expired or closed	(8,058,991)	(7,373,295)	(23,809,064)	(1,277,971)	(664,666)
Net realized gain (loss)	95,713,456	82,026,293	126,865,010	11,206,434	11,112,143
Net change in unrealized appreciation (depreciation) on:
Investments	(47,855,023)	(49,671,974)	(77,459,693)	19,665,323	11,171,717
Written options	7,265,113	13,648,580	26,249,007	19,032,961	8,379,663
Net change in unrealized appreciation (depreciation)	(40,589,910)	(36,023,394)	(51,210,686)	38,698,284	19,551,380
Net realized and unrealized gain (loss)	55,123,546	46,002,899	75,654,324	49,904,718	30,663,523
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,299,825	$42,914,592	$70,218,993	$45,878,501	$28,040,431

The accompanying notes are an integral part of these financial statements.

369

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Power Buffer ETF - March	Innovator U.S. Equity Power Buffer ETF - May	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - October	Innovator U.S. Equity Power Buffer ETF - September
INVESTMENT INCOME:
Interest income	$31,915	$29,697	$49,856	$59,688	$49,103
Total investment income	31,915	29,697	49,856	59,688	49,103
EXPENSES:
Investment advisory fee	2,510,785	2,369,312	3,700,109	4,238,709	3,479,359
Total expenses	2,510,785	2,369,312	3,700,109	4,238,709	3,479,359
Net investment loss	(2,478,870)	(2,339,615)	(3,650,253)	(4,179,021)	(3,430,256)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(24,989,306)	(27,155,877)	(323,782)	(118,848)	54,424
In-kind redemptions	100,487,079	172,115,238	4,165,423	5,263,916	8,218,217
Written options expired or closed	(7,503,511)	(68,539,772)	(9,533)	(269,696)	(179,871)
Net realized gain (loss)	67,994,262	76,419,589	3,832,108	4,875,372	8,092,770
Net change in unrealized appreciation (depreciation) on:
Investments	(42,590,497)	(101,721,443)	23,576,603	26,596,867	18,558,995
Written options	15,818,768	49,285,493	18,931,349	20,737,614	14,584,210
Net change in unrealized appreciation (depreciation)	(26,771,729)	(52,435,950)	42,507,952	47,334,481	33,143,205
Net realized and unrealized gain (loss)	41,222,533	23,983,639	46,340,060	52,209,853	41,235,975
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,743,663	$21,644,024	$42,689,807	$48,030,832	$37,805,719

The accompanying notes are an integral part of these financial statements.

370

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - April	Innovator U.S. Equity Ultra Buffer ETF - August	Innovator U.S. Equity Ultra Buffer ETF - December	Innovator U.S. Equity Ultra Buffer ETF - February	Innovator U.S. Equity Ultra Buffer ETF - January
INVESTMENT INCOME:
Interest income	$7,449	$10,885	$15,095	$10,103	$12,796
Total investment income	7,449	10,885	15,095	10,103	12,796
EXPENSES:
Investment advisory fee	575,976	779,427	1,125,970	741,979	1,038,845
Total expenses	575,976	779,427	1,125,970	741,979	1,038,845
Expense reimbursement by Adviser	(3,645)	—	—	—	—
Net expenses	572,331	779,427	1,125,970	741,979	1,038,845
Net investment loss	(564,882)	(768,542)	(1,110,875)	(731,876)	(1,026,049)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(9,449,951)	22,421	(5,309,542)	(7,792,488)	(8,116,368)
In-kind redemptions	24,392,101	3,987,968	30,949,870	26,356,146	31,852,238
Written options expired or closed	(2,137,612)	(47,481)	(2,460,059)	(3,362,327)	(4,607,613)
Net realized gain (loss)	12,804,538	3,962,908	23,180,269	15,201,331	19,128,257
Net change in unrealized appreciation (depreciation) on:
Investments	(11,694,727)	934,884	(13,423,413)	(9,055,834)	(10,168,054)
Written options	9,414,043	3,239,576	5,262,861	4,424,643	4,752,681
Net change in unrealized appreciation (depreciation)	(2,280,684)	4,174,460	(8,160,552)	(4,631,191)	(5,415,373)
Net realized and unrealized gain (loss)	10,523,854	8,137,368	15,019,717	10,570,140	13,712,884
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,958,972	$7,368,826	$13,908,842	$9,838,264	$12,686,835

The accompanying notes are an integral part of these financial statements.

371

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - July	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - May	Innovator U.S. Equity Ultra Buffer ETF - November
INVESTMENT INCOME:
Dividend income	$—	$—	$412,453	$—	$—
Interest income	9,203	4,795	8,927	2,911	9,329
Total investment income	9,203	4,795	421,380	2,911	9,329
EXPENSES:
Investment advisory fee	658,735	327,167	508,064	230,005	656,810
Total expenses	658,735	327,167	508,064	230,005	656,810
Expense reimbursement by Adviser	—	—	(6,975)	—	—
Net expenses	658,735	327,167	501,089	230,005	656,810
Net investment loss	(649,532)	(322,372)	(79,709)	(227,094)	(647,481)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	316,356	1,272,820	(3,793,632)	(1,676,338)	(34,790)
In-kind redemptions	4,451,842	4,182,915	23,745,552	15,196,192	1,019,876
Written options expired or closed	(102,278)	(1,409,524)	(2,498,619)	(7,014,990)	(4,127)
Net realized gain (loss)	4,665,920	4,046,211	17,453,301	6,504,864	980,959
Net change in unrealized appreciation (depreciation) on:
Investments	(1,012,931)	(4,121,634)	(16,357,201)	(10,183,311)	6,676,368
Written options	3,485,977	3,422,908	6,187,834	5,896,115	825,153
Net change in unrealized appreciation (depreciation)	2,473,046	(698,726)	(10,169,367)	(4,287,196)	7,501,521
Net realized and unrealized gain (loss)	7,138,966	3,347,485	7,283,934	2,217,668	8,482,480
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,489,434	$3,025,113	$7,204,225	$1,990,574	$7,834,999

The accompanying notes are an integral part of these financial statements.

372

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - October	Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	Innovator U.S. Small Cap Power Buffer ETF - April	Innovator U.S. Small Cap Power Buffer ETF - August
INVESTMENT INCOME:
Interest income	$13,012	$11,127	$1,650	$8,074	$5,851
Total investment income	13,012	11,127	1,650	8,074	5,851
EXPENSES:
Investment advisory fee	907,842	770,477	305,698	648,603	456,689
Total expenses	907,842	770,477	305,698	648,603	456,689
Net investment loss	(894,830)	(759,350)	(304,048)	(640,529)	(450,838)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	110,302	41,524	(8,260,365)	(9,306,689)	30,157
In-kind redemptions	3,021,107	4,416,994	6,542,001	39,089,245	6,105,964
Written options expired or closed	(22,004)	(88,937)	2,948,144	(4,442,834)	(42,413)
Net realized gain (loss)	3,109,405	4,369,581	1,229,780	25,339,722	6,093,708
Net change in unrealized appreciation (depreciation) on:
Investments	5,272,226	854,056	6,045,687	(11,161,215)	2,952,960
Written options	1,798,362	2,499,157	(3,078,544)	5,617,473	(1,189,796)
Net change in unrealized appreciation (depreciation)	7,070,588	3,353,213	2,967,143	(5,543,742)	1,763,164
Net realized and unrealized gain (loss)	10,179,993	7,722,794	4,196,923	19,795,980	7,856,872
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,285,163	$6,963,444	$3,892,875	$19,155,451	$7,406,034

The accompanying notes are an integral part of these financial statements.

373

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - December	Innovator U.S. Small Cap Power Buffer ETF - February	Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - July	Innovator U.S. Small Cap Power Buffer ETF - June
INVESTMENT INCOME:
Interest income	$4,866	$1,943	$15,162	$7,431	$900
Total investment income	4,866	1,943	15,162	7,431	900
EXPENSES:
Investment advisory fee	326,271	132,698	1,237,004	581,430	68,837
Total expenses	326,271	132,698	1,237,004	581,430	68,837
Net investment loss	(321,405)	(130,755)	(1,221,842)	(573,999)	(67,937)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,567,037)	(1,385,280)	(18,066,584)	77,986	94,434
In-kind redemptions	4,660,374	2,935,395	50,949,704	9,266,457	373,959
Written options expired or closed	2,888	89,059	408,019	(161,063)	(30,805)
Net realized gain (loss)	2,096,225	1,639,174	33,291,139	9,183,380	437,588
Net change in unrealized appreciation (depreciation) on:
Investments	7,316,179	1,340,145	10,240,964	5,481,215	1,381,286
Written options	(2,648,394)	(98,045)	(18,003,660)	(4,807,989)	(810,265)
Net change in unrealized appreciation (depreciation)	4,667,785	1,242,100	(7,762,696)	673,226	571,021
Net realized and unrealized gain (loss)	6,764,010	2,881,274	25,528,443	9,856,606	1,008,609
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,442,605	$2,750,519	$24,306,601	$9,282,607	$940,672

The accompanying notes are an integral part of these financial statements.

374

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - March	Innovator U.S. Small Cap Power Buffer ETF - May	Innovator U.S. Small Cap Power Buffer ETF - November	Innovator U.S. Small Cap Power Buffer ETF - October	Innovator U.S. Small Cap Power Buffer ETF - September
INVESTMENT INCOME:
Interest income	$878	$962	$3,457	$6,947	$2,157
Total investment income	878	962	3,457	6,947	2,157
EXPENSES:
Investment advisory fee	64,671	61,886	238,664	528,405	144,853
Total expenses	64,671	61,886	238,664	528,405	144,853
Net investment loss	(63,793)	(60,924)	(235,207)	(521,458)	(142,696)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(818,788)	(752,903)	78,761	(151,170)	233,707
In-kind redemptions	2,984,434	5,112,587	701,574	435,545	1,576,940
Written options expired or closed	(221,438)	(2,033,806)	(28,754)	(39,297)	(46,248)
Net realized gain (loss)	1,944,208	2,325,878	751,581	245,078	1,764,399
Net change in unrealized appreciation (depreciation) on:
Investments	231,543	(2,935,966)	5,554,704	10,406,643	1,552,672
Written options	(6,014)	1,398,546	(145,021)	(267,116)	(129,593)
Net change in unrealized appreciation (depreciation)	225,529	(1,537,420)	5,409,683	10,139,527	1,423,079
Net realized and unrealized gain (loss)	2,169,737	788,458	6,161,264	10,384,605	3,187,478
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,105,944	$727,534	$5,926,057	$9,863,147	$3,044,782

The accompanying notes are an integral part of these financial statements.

375

INNOVATOR ETFs TRUST
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)(Continued)

Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
INVESTMENT INCOME:
Interest income	$270,725
Total investment income	270,725
EXPENSES:
Investment advisory fee	72,148
Total expenses	72,148
NET INVESTMENT INCOME	198,577
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(9,677,108)
In-kind redemptions	652,650
Written options expired or closed	505,032
Net realized gain (loss)	(8,519,426)
Net change in unrealized appreciation (depreciation) on:
Investments	2,598,693
Written options	(544,216)
Net change in unrealized appreciation (depreciation)	2,054,477
Net realized and unrealized gain (loss)	(6,464,949)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,266,372)

The accompanying notes are an integral part of these financial statements.

376

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly		Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(36,439)	$(223,250)	$(94,017)	$(199,005)
Net realized gain (loss)	(534,978)	(3,478,971)	72,133	(201,617)
Net change in unrealized appreciation (depreciation)	205,101	1,730,932	(589,177)	456,345
Net increase (decrease) in net assets from operations	(366,316)	(1,971,289)	(611,061)	55,723
CAPITAL TRANSACTIONS:
Shares sold	8,442,583	79,666,077	497,838	37,554,097
Shares redeemed	(31,872,888)	(122,814,565)	(5,521,000)	(24,376,753)
ETF transaction fees (See Note 5)	3,875	47,053	2,161	25,294
Net increase (decrease) in net assets from capital transactions	(23,426,430)	(43,101,435)	(5,021,001)	13,202,638
Net increase (decrease) in net assets	(23,792,746)	(45,072,724)	(5,632,062)	13,258,361
NET ASSETS:
Beginning of the period	31,551,389	76,624,113	28,382,927	15,124,566
End of the period	$7,758,643	$31,551,389	$ 22,750,865	$28,382,927
SHARES TRANSACTIONS
Shares sold	425,000	3,900,000	25,000	1,875,000
Shares redeemed	(1,575,000)	(6,125,000)	(275,000)	(1,225,000)
Total increase (decrease) in shares outstanding	(1,150,000)	(2,225,000)	(250,000)	650,000

The accompanying notes are an integral part of these financial statements.

377

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Defined Wealth Shield ETF		Innovator Emerging Markets 10 Buffer ETF - Quarterly
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(7,312,541)	$(9,301,231)	$(90,927)	$(81,080)
Net realized gain (loss)	47,949,600	90,535,964	819,318	614,258
Net change in unrealized appreciation (depreciation)	23,384,613	12,129,390	1,288,958	383,144
Net increase (decrease) in net assets from operations	64,021,672	93,364,123	2,017,349	916,322
CAPITAL TRANSACTIONS:
Shares sold	793,676,870	1,378,005,885	51,639,095	26,800,315
Shares redeemed	(322,224,625)	(486,534,037)	(37,477,192)	(22,305,853)
ETF transaction fees (See Note 5)	155,928	320,621	4,002	5,581
Net increase (decrease) in net assets from capital transactions	471,608,173	891,792,469	14,165,905	4,500,043
Net increase (decrease) in net assets	535,629,845	985,156,592	16,183,254	5,416,365
NET ASSETS:
Beginning of the period	1,885,774,215	900,617,623	15,633,740	10,217,375
End of the period	$ 2,421,404,060	$ 1,885,774,215	$31,816,994	$15,633,740
SHARES TRANSACTIONS
Shares sold	23,850,000	43,425,000	1,775,000	1,000,000
Shares redeemed	(9,650,000)	(15,500,000)	(1,300,000)	(850,000)
Total increase (decrease) in shares outstanding	14,200,000	27,925,000	475,000	150,000

The accompanying notes are an integral part of these financial statements.

378

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Emerging Markets Power Buffer ETF - April		Innovator Emerging Markets Power Buffer ETF - January
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(343,748)	$(618,220)	$(523,179)	$(998,381)
Net realized gain (loss)	9,603,553	4,652,649	13,818,249	6,482,379
Net change in unrealized appreciation (depreciation)	(1,582,267)	3,975,133	(5,824,266)	2,625,020
Net increase (decrease) in net assets from operations	7,677,538	8,009,562	7,470,804	8,109,018
CAPITAL TRANSACTIONS:
Shares sold	93,849,611	37,315,607	131,679,418	54,468,305
Shares redeemed	(78,716,203)	(34,785,715)	(84,033,115)	(90,522,617)
ETF transaction fees (See Note 5)	4,384	12,370	27,624	20,765
Net increase (decrease) in net assets from capital transactions	15,137,792	2,542,262	47,673,927	(36,033,547)
Net increase (decrease) in net assets	22,815,330	10,551,824	55,144,731	(27,924,529)
NET ASSETS:
Beginning of the period	77,048,558	66,496,734	100,223,088	128,147,617
End of the period	$99,863,888	$77,048,558	$ 155,367,819	$ 100,223,088
SHARES TRANSACTIONS
Shares sold	3,075,000	1,400,000	3,875,000	1,800,000
Shares redeemed	(2,625,000)	(1,275,000)	(2,500,000)	(2,950,000)
Total increase (decrease) in shares outstanding	450,000	125,000	1,375,000	(1,150,000)

The accompanying notes are an integral part of these financial statements.

379

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Emerging Markets Power Buffer ETF - July		Innovator Emerging Markets Power Buffer ETF - October
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(601,971)	$(844,343)	$(524,604)	$(636,740)
Net realized gain (loss)	1,605,905	9,408,743	1,296,407	11,359,802
Net change in unrealized appreciation (depreciation)	6,341,034	6,047,967	7,286,204	2,762,677
Net increase (decrease) in net assets from operations	7,344,968	14,612,367	8,058,007	13,485,739
CAPITAL TRANSACTIONS:
Shares sold	6,738,457	90,394,610	21,904,660	128,030,615
Shares redeemed	(22,132,320)	(43,641,885)	(23,477,897)	(88,870,508)
ETF transaction fees (See Note 5)	10,218	33,470	14,213	32,969
Net increase (decrease) in net assets from capital transactions	(15,383,645)	46,786,195	(1,559,024)	39,193,076
Net increase (decrease) in net assets	(8,038,677)	61,398,562	6,498,983	52,678,815
NET ASSETS:
Beginning of the period	148,294,784	86,896,222	105,921,016	53,242,201
End of the period	$ 140,256,107	$ 148,294,784	$112,419,999	$ 105,921,016
SHARES TRANSACTIONS
Shares sold	225,000	3,275,000	700,000	4,375,000
Shares redeemed	(750,000)	(1,650,000)	(725,000)	(3,025,000)
Total increase (decrease) in shares outstanding	(525,000)	1,625,000	(25,000)	1,350,000

The accompanying notes are an integral part of these financial statements.

380

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF – 1 Yr April		Innovator Equity Defined Protection ETF - 1 Yr August
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(162,864)	$(173,885)	$(425,471)	$(632,266)
Net realized gain (loss)	2,528,979	688,856	937,309	6,049,024
Net change in unrealized appreciation (depreciation)	(527,016)	1,638,723	2,390,135	627,310
Net increase (decrease) in net assets from operations	1,839,099	2,153,694	2,901,973	6,044,068
CAPITAL TRANSACTIONS:
Shares sold	45,127,610	43,005,663	5,964,750	128,204,950
Shares redeemed	(3,875,800)	(6,229,853)	(23,447,007)	(97,383,043)
ETF transaction fees (See Note 5)	20,358	21,662	8,648	34,731
Net increase (decrease) in net assets from capital transactions	41,272,168	36,797,472	(17,473,609)	30,856,638
Net increase (decrease) in net assets	43,111,267	38,951,166	(14,571,636)	36,900,706
NET ASSETS:
Beginning of the period	38,951,166	–	118,059,350	81,158,644
End of the period	$ 82,062,433	$ 38,951,166	$ 103,487,714	$118,059,350
SHARES TRANSACTIONS
Shares sold	1,725,000	1,775,000	225,000	4,950,000
Shares redeemed	(150,000)	(250,000)	(875,000)	(3,800,000)
Total increase (decrease) in shares outstanding	1,575,000	1,525,000	(650,000)	1,150,000

(a)	Inception date of the Fund was March 31, 2025.
The accompanying notes are an integral part of these financial statements.

381

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr December		Innovator Equity Defined Protection ETF - 1 Yr February
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(452,732)	$(924,498)	$(517,973)	$(687,906)
Net realized gain (loss)	2,405,824	8,896,534	6,811,530	2,939,542
Net change in unrealized appreciation (depreciation)	1,136,434	1,495,459	(2,648,643)	4,523,608
Net increase (decrease) in net assets from operations	3,089,526	9,467,495	3,644,914	6,775,244
CAPITAL TRANSACTIONS:
Shares sold	129,918,053	201,632,625	54,207,445	142,865,688
Shares redeemed	(118,517,708)	(111,278,215)	(12,669,873)	(32,401,695)
ETF transaction fees (See Note 5)	23,686	121,968	22,537	63,833
Net increase (decrease) in net assets from capital transactions	11,424,031	90,476,378	41,560,109	110,527,826
Net increase (decrease) in net assets	14,513,557	99,943,873	45,205,023	117,303,070
NET ASSETS:
Beginning of the period	99,943,873	—	117,303,070	—
End of the period	$114,457,430	$99,943,873	$ 162,508,093	$117,303,070
SHARES TRANSACTIONS
Shares sold	5,075,000	8,450,000	2,125,000	6,000,000
Shares redeemed	(4,625,000)	(4,525,000)	(500,000)	(1,325,000)
Total increase (decrease) in shares outstanding	450,000	3,925,000	1,625,000	4,675,000

(a)	Inception date of the Fund was November 29, 2024.
(b)	Inception date of the Fund was January 31, 2025.
The accompanying notes are an integral part of these financial statements.

382

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr January		Innovator Equity Defined Protection ETF - 1 Yr July
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(344,856)	$(328,687)	$(541,624)	$(956,304)
Net realized gain (loss)	3,618,182	308,821	1,088,574	9,482,645
Net change in unrealized appreciation (depreciation)	(1,028,115)	2,889,527	3,065,756	1,516,592
Net increase (decrease) in net assets from operations	2,245,211	2,869,661	3,612,706	10,042,933
CAPITAL TRANSACTIONS:
Shares sold	114,734,763	54,518,770	—	176,014,038
Shares redeemed	(56,543,865)	(2,651,830)	(28,306,045)	(147,249,075)
ETF transaction fees (See Note 5)	27,023	19,155	7,384	33,345
Net increase (decrease) in net assets from capital transactions	58,217,921	51,886,095	(28,298,661)	28,798,308
Net increase (decrease) in net assets	60,463,132	54,755,756	(24,685,955)	38,841,241
NET ASSETS:
Beginning of the period	54,755,756	—	154,408,341	115,567,100
End of the period	$ 115,218,888	$ 54,755,756	$ 129,722,386	$154,408,341
SHARES TRANSACTIONS
Shares sold	4,200,000	2,125,000	—	6,300,000
Shares redeemed	(2,075,000)	(100,000)	(975,000)	(5,275,000)
Total increase (decrease) in shares outstanding	2,125,000	2,025,000	(975,000)	1,025,000

(a)	Inception date of the Fund was December 31, 2024.
The accompanying notes are an integral part of these financial statements.

383

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr June		Innovator Equity Defined Protection ETF - 1 Yr March
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(159,146)	$(163,770)	$(43,856)	$(519,137)
Net realized gain (loss)	1,066,278	80,440	7,394,118	1,383,008
Net change in unrealized appreciation (depreciation)	172,130	1,637,907	(4,016,051)	4,601,231
Net increase (decrease) in net assets from operations	1,079,262	1,554,577	3,334,211	5,465,102
CAPITAL TRANSACTIONS:
Shares sold	—	53,610,702	64,927,430	111,619,685
Shares redeemed	(21,488,065)	(1,323,320)	(42,942,250)	(21,268,623)
ETF transaction fees (See Note 5)	6,286	24,455	40,333	58,972
Net increase (decrease) in net assets from capital transactions	(21,481,779)	52,311,837	22,025,513	90,410,034
Net increase (decrease) in net assets	(20,402,517)	53,866,414	25,359,724	95,875,136
NET ASSETS:
Beginning of the period	53,866,414	—	95,875,136	—
End of the period	$33,463,897	$ 53,866,414	$ 121,234,860	$95,875,136
SHARES TRANSACTIONS
Shares sold	—	2,075,000	2,350,000	4,325,000
Shares redeemed	(800,000)	(50,000)	(1,550,000)	(800,000)
Total increase (decrease) in shares outstanding	(800,000)	2,025,000	800,000	3,525,000

(a)	Inception date of the Fund was May 30, 2025.
(b)	Inception date of the Fund was February 28, 2025.
The accompanying notes are an integral part of these financial statements.

384

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr May		Innovator Equity Defined Protection ETF - 1 Yr November
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(135,864)	$(139,683)	$(463,046)	$(358,245)
Net realized gain (loss)	2,031,263	345,294	231,853	3,392,016
Net change in unrealized appreciation (depreciation)	(1,091,534)	1,089,011	3,434,838	(3,473)
Net increase (decrease) in net assets from operations	803,865	1,294,622	3,203,645	3,030,298
CAPITAL TRANSACTIONS:
Shares sold	33,467,590	38,904,918	100,262,430	134,394,638
Shares redeemed	(37,277,370)	(3,723,530)	(8,007,865)	(92,971,563)
ETF transaction fees (See Note 5)	17	19,249	51,075	42,962
Net increase (decrease) in net assets from capital transactions	(3,809,763)	35,200,637	92,305,640	41,466,037
Net increase (decrease) in net assets	(3,005,898)	36,495,259	95,509,285	44,496,335
NET ASSETS:
Beginning of the period	36,495,259	—	45,738,296	1,241,961
End of the period	$33,489,361	$ 36,495,259	$ 141,247,581	$45,738,296
SHARES TRANSACTIONS
Shares sold	1,300,000	1,600,000	3,775,000	5,275,000
Shares redeemed	(1,450,000)	(150,000)	(300,000)	(3,600,000)
Total increase (decrease) in shares outstanding	(150,000)	1,450,000	3,475,000	1,675,000

(a)	Inception date of the Fund was April 30, 2025.
The accompanying notes are an integral part of these financial statements.

385

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr October		Innovator Equity Defined Protection ETF - 1 Yr September
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(480,336)	$(561,963)	$(534,518)	$(733,987)
Net realized gain (loss)	395,368	4,584,705	553,434	6,672,347
Net change in unrealized appreciation (depreciation)	2,970,940	625,376	3,371,928	654,933
Net increase (decrease) in net assets from operations	2,885,972	4,648,118	3,390,844	6,593,293
CAPITAL TRANSACTIONS:
Shares sold	2,008,360	147,131,792	9,531,380	171,686,712
Shares redeemed	(20,891,900)	(90,480,875)	(16,727,965)	(139,842,858)
ETF transaction fees (See Note 5)	6,436	37,952	9,852	56,880
Net increase (decrease) in net assets from capital transactions	(18,877,104)	56,688,869	(7,186,733)	31,900,734
Net increase (decrease) in net assets	(15,991,132)	61,336,987	(3,795,889)	38,494,027
NET ASSETS:
Beginning of the period	130,738,408	69,401,421	148,318,160	109,824,133
End of the period	$114,747,276	$ 130,738,408	$ 144,522,271	$148,318,160
SHARES TRANSACTIONS
Shares sold	75,000	5,575,000	350,000	6,575,000
Shares redeemed	(775,000)	(3,450,000)	(625,000)	(5,425,000)
Total increase (decrease) in shares outstanding	(700,000)	2,125,000	(275,000)	1,150,000

The accompanying notes are an integral part of these financial statements.

386

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to April 2027		Innovator Equity Defined Protection ETF - 2 Yr to April 2028
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(40,069)	$(40,911)	$(210,127)	$(489,469)
Net realized gain (loss)	(2,854)	(5,080)	7,595,961	2,407,441
Net change in unrealized appreciation (depreciation)	272,705	605,582	(4,934,383)	2,508,996
Net increase (decrease) in net assets from operations	229,782	559,591	2,451,451	4,426,968
CAPITAL TRANSACTIONS:
Shares sold	—	9,708,308	2,919,982	3,988,288
Shares redeemed	—	—	(8,570,553)	(22,616,815)
ETF transaction fees (See Note 5)	—	4,656	(1,903)	5,615
Net increase (decrease) in net assets from capital transactions	—	9,712,964	(5,652,474)	(18,622,912)
Net increase (decrease) in net assets	229,782	10,272,555	(3,201,023)	(14,195,944)
NET ASSETS:
Beginning of the period	10,272,555	—	57,527,510	71,723,454
End of the period	$ 10,502,337	$ 10,272,555	$ 54,326,487	$57,527,510
SHARES TRANSACTIONS
Shares sold	—	400,000	100,000	150,000
Shares redeemed	—	—	(300,000)	(850,000)
Total increase (decrease) in shares outstanding	—	400,000	(200,000)	(700,000)

(a)	Inception date of the Fund was March 31, 2025.
The accompanying notes are an integral part of these financial statements.

387

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to January 2027		Innovator Equity Defined Protection ETF - 2 Yr to January 2028
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(129,570)	$(268,996)	$(167,702)	$(389,729)
Net realized gain (loss)	432,747	1,314,374	3,573,596	1,779,701
Net change in unrealized appreciation (depreciation)	561,783	1,633,586	(2,491,090)	1,661,680
Net increase (decrease) in net assets from operations	864,960	2,678,964	914,804	3,051,652
CAPITAL TRANSACTIONS:
Shares sold	—	56,081,350	50,041,565	1,956,832
Shares redeemed	(6,141,270)	(21,503,160)	(48,625,248)	(21,954,162)
ETF transaction fees (See Note 5)	1,779	30,635	5,700	5,090
Net increase (decrease) in net assets from capital transactions	(6,139,491)	34,608,825	1,422,017	(19,992,240)
Net increase (decrease) in net assets	(5,274,531)	37,287,789	2,336,821	(16,940,588)
NET ASSETS:
Beginning of the period	37,287,789	—	42,821,866	59,762,454
End of the period	$ 32,013,258	$37,287,789	$45,158,687	$42,821,866
SHARES TRANSACTIONS
Shares sold	—	2,200,000	1,800,000	75,000
Shares redeemed	(225,000)	(825,000)	(1,750,000)	(825,000)
Total increase (decrease) in shares outstanding	(225,000)	1,375,000	50,000	(750,000)

(a)	Inception date of the Fund was December 31, 2024.
The accompanying notes are an integral part of these financial statements.

388

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to July 2026		Innovator Equity Defined Protection ETF - 2 Yr to July 2027
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(228,252)	$(516,367)	$(618,691)	$(1,400,389)
Net realized gain (loss)	611,339	2,593,098	2,894,448	17,185,716
Net change in unrealized appreciation (depreciation)	1,683,913	3,226,034	815,918	(3,599,167)
Net increase (decrease) in net assets from operations	2,067,000	5,302,765	3,091,675	12,186,160
CAPITAL TRANSACTIONS:
Shares sold	—	11,898,730	15,578,067	187,634,688
Shares redeemed	(4,365,130)	(25,471,558)	(44,581,555)	(245,651,947)
ETF transaction fees (See Note 5)	1,093	9,957	19,183	26,087
Net increase (decrease) in net assets from capital transactions	(4,364,037)	(13,562,871)	(28,984,305)	(57,991,172)
Net increase (decrease) in net assets	(2,297,037)	(8,260,106)	(25,892,630)	(45,805,012)
NET ASSETS:
Beginning of the period	61,089,513	69,349,619	167,788,224	213,593,236
End of the period	$ 58,792,476	$61,089,513	$ 141,895,594	$167,788,224
SHARES TRANSACTIONS
Shares sold	—	450,000	525,000	6,550,000
Shares redeemed	(150,000)	(925,000)	(1,500,000)	(8,625,000)
Total increase (decrease) in shares outstanding	(150,000)	(475,000)	(975,000)	(2,075,000)

The accompanying notes are an integral part of these financial statements.

389

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to October 2026		Innovator Equity Defined Protection ETF - 2 Yr to October 2027
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(272,683)	$(611,603)	$(60,769)	$(5,377)
Net realized gain (loss)	466,073	1,432,203	149,594	(1)
Net change in unrealized appreciation (depreciation)	1,742,130	4,396,795	271,256	41,086
Net increase (decrease) in net assets from operations	1,935,520	5,217,395	360,081	35,708
CAPITAL TRANSACTIONS:
Shares sold	—	30,478,050	11,874,495	10,508,758
Shares redeemed	(4,663,905)	(18,213,110)	(3,302,663)	—
ETF transaction fees (See Note 5)	1,333	20,274	6,197	4,794
Net increase (decrease) in net assets from capital transactions	(4,662,572)	12,285,214	8,578,029	10,513,552
Net increase (decrease) in net assets	(2,727,052)	17,502,609	8,938,110	10,549,260
NET ASSETS:
Beginning of the period	72,411,808	54,909,199	10,549,260	—
End of the period	$ 69,684,756	$72,411,808	$ 19,487,370	$ 10,549,260
SHARES TRANSACTIONS
Shares sold	—	1,225,000	450,000	400,000
Shares redeemed	(175,000)	(700,000)	(125,000)	—
Total increase (decrease) in shares outstanding	(175,000)	525,000	325,000	400,000

(a)	Inception date of the Fund was September 30, 2025.
The accompanying notes are an integral part of these financial statements.

390

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct		Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(395,967)	$(577,843)	$(929,449)	$(1,682,650)
Net realized gain (loss)	691,622	3,427,850	8,455,366	13,638,776
Net change in unrealized appreciation (depreciation)	351,490	337,377	(1,194,050)	3,142,457
Net increase (decrease) in net assets from operations	647,145	3,187,384	6,331,867	15,098,583
CAPITAL TRANSACTIONS:
Shares sold	34,375,445	162,030,842	24,116,960	170,785,350
Shares redeemed	(55,062,240)	(140,005,788)	(18,813,925)	(98,428,105)
ETF transaction fees (See Note 5)	26,734	45,489	11,335	80,776
Net increase (decrease) in net assets from capital transactions	(20,660,061)	22,070,543	5,314,370	72,438,021
Net increase (decrease) in net assets	(20,012,916)	25,257,927	11,646,237	87,536,604
NET ASSETS:
Beginning of the period	100,824,405	75,566,478	241,144,131	153,607,527
End of the period	$80,811,489	$100,824,405	$ 252,790,368	$ 241,144,131
SHARES TRANSACTIONS
Shares sold	1,325,000	6,375,000	825,000	6,225,000
Shares redeemed	(2,100,000)	(5,500,000)	(650,000)	(3,600,000)
Total increase (decrease) in shares outstanding	(775,000)	875,000	175,000	2,625,000

The accompanying notes are an integral part of these financial statements.

391

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Dual Directional 10 Buffer ETF - April	Innovator Equity Dual Directional 10 Buffer ETF - December	Innovator Equity Dual Directional 10 Buffer ETF - February	Innovator Equity Dual Directional 10 Buffer ETF - January
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026(c) (Unaudited)	Period Ended April 30, 2026(d) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(7,218)	$(59,046)	$(27,454)	$(48,120)
Net realized gain (loss)	(3,574)	(7,467)	—	(6,404)
Net change in unrealized appreciation (depreciation)	619,697	1,327,793	489,894	694,986
Net increase (decrease) in net assets from operations	608,905	1,261,280	462,440	640,462
CAPITAL TRANSACTIONS:
Shares sold	13,886,675	26,984,378	17,820,418	22,421,008
ETF transaction fees	13,887	15,056	14,414	16,786
Net increase (decrease) in net assets from capital transactions	13,900,562	26,999,434	17,834,832	22,437,794
Net increase (decrease) in net assets	14,509,467	28,260,714	18,297,272	23,078,256
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$ 14,509,467	$ 28,260,714	$ 18,297,272	$ 23,078,256
SHARES TRANSACTIONS
Shares sold	725,000	1,425,000	925,000	1,175,000
Total increase (decrease) in shares outstanding	725,000	1,425,000	925,000	1,175,000

(a)	Inception date of the Fund was March 31, 2026.
(b)	Inception date of the Fund was November 28, 2025.
(c)	Inception date of the Fund was January 30, 2026.
(d)	Inception date of the Fund was December 31, 2025.
The accompanying notes are an integral part of these financial statements.

392

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Dual Directional 10 Buffer ETF - July		Innovator Equity Dual Directional 10 Buffer ETF - March	Innovator Equity Dual Directional 10 Buffer ETF - May
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(390,561)	$(242,311)	$(13,794)	$—
Net realized gain (loss)	879,705	1,951,173	—	—
Net change in unrealized appreciation (depreciation)	4,197,203	2,014,343	455,588	(503)
Net increase (decrease) in net assets from operations	4,686,347	3,723,205	441,794	(503)
CAPITAL TRANSACTIONS:
Shares sold	1,036,715	198,007,190	12,315,405	983,500
Shares redeemed	(5,749,183)	(99,225,920)	—	—
ETF transaction fees (See Note 5)	2,614	165,459	11,192	984
Net increase (decrease) in net assets from capital transactions	(4,709,854)	98,946,729	12,326,597	984,484
Net increase (decrease) in net assets	(23,507)	102,669,934	12,768,391	983,981
NET ASSETS:
Beginning of the period	102,669,934	—	—	—
End of the period	$ 102,646,427	$ 102,669,934	$ 12,768,391	$ 983,981
SHARES TRANSACTIONS
Shares sold	50,000	10,000,000	650,000	50,000
Shares redeemed	(275,000)	(5,025,000)	—	—
Total increase (decrease) in shares outstanding	(225,000)	4,975,000	650,000	50,000

(a)	Inception date of the Fund was June 30, 2025.
(b)	Inception date of the Fund was February 27, 2026.
(c)	Inception date of the Fund was April 30, 2026.
The accompanying notes are an integral part of these financial statements.

393

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Dual Directional 10 Buffer ETF - November		Innovator Equity Dual Directional 10 Buffer ETF - October
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(163,154)	$—	$(128,881)	$(19,525)
Net realized gain (loss)	(31,217)	—	895,393	—
Net change in unrealized appreciation (depreciation)	2,518,051	(470)	548,040	351,072
Net increase (decrease) in net assets from operations	2,323,680	(470)	1,314,552	331,547
CAPITAL TRANSACTIONS:
Shares sold	43,925,600	947,500	2,141,865	46,702,943
Shares redeemed	—	—	(19,688,060)	—
ETF transaction fees	42,430	947	6,214	26,914
Net increase (decrease) in net assets from capital transactions	43,968,030	948,447	(17,539,981)	46,729,857
Net increase (decrease) in net assets	46,291,710	947,877	(16,225,429)	47,061,404
NET ASSETS:
Beginning of the period	947,977	—	47,061,404	—
End of the period	$ 47,239,687	$947,977	$30,835,975	$ 47,061,404
SHARES TRANSACTIONS
Shares sold	2,325,000	50,000	100,000	2,200,000
Shares redeemed	—	—	(925,000)	—
Total increase (decrease) in shares outstanding	2,325,000	50,000	(825,000)	2,200,000

(a)	Inception date of the Fund was October 31, 2025.
(b)	Inception date of the Fund was September 30, 2025.
The accompanying notes are an integral part of these financial statements.

394

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Dual Directional 10 Buffer ETF - September		Innovator Equity Dual Directional 15 Buffer ETF - April	Innovator Equity Dual Directional 15 Buffer ETF - December
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(85,406)	$(22,444)	$(43,883)	$(320,816)
Net realized gain (loss)	325,166	—	(2,295)	607,640
Net change in unrealized appreciation (depreciation)	812,054	454,830	2,492,156	3,640,425
Net increase (decrease) in net assets from operations	1,051,814	432,386	2,445,978	3,927,249
CAPITAL TRANSACTIONS:
Shares sold	2,105,645	21,158,713	97,101,315	117,359,170
Shares redeemed	(2,132,505)	—	—	(2,934,120)
ETF transaction fees	1,712	12,990	116,522	83,368
Net increase (decrease) in net assets from capital transactions	(25,148)	21,171,703	97,217,837	114,508,418
Net increase (decrease) in net assets	1,026,666	21,604,089	99,663,815	118,435,667
NET ASSETS:
Beginning of the period	21,604,089	—	—	—
End of the period	$ 22,630,755	$ 21,604,089	$ 99,663,815	$ 118,435,667
SHARES TRANSACTIONS
Shares sold	100,000	1,025,000	5,025,000	6,175,000
Shares redeemed	(100,000)	—	—	(150,000)
Total increase (decrease) in shares outstanding	—	1,025,000	5,025,000	6,025,000

(a)	Inception date of the Fund was August 29, 2025.
(b)	Inception date of the Fund was March 31, 2026.
(c)	Inception date of the Fund was November 28, 2025.
The accompanying notes are an integral part of these financial statements.

395

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Dual Directional 15 Buffer ETF - February	Innovator Equity Dual Directional 15 Buffer ETF - January	Innovator Equity Dual Directional 15 Buffer ETF - July
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(104,362)	$(235,590)	$(296,563)	$(195,164)
Net realized gain (loss)	(7,662)	2,304,063	1,715,770	1,742,991
Net change in unrealized appreciation (depreciation)	1,444,672	(562,209)	1,197,886	899,671
Net increase (decrease) in net assets from operations	1,332,648	1,506,264	2,617,093	2,447,498
CAPITAL TRANSACTIONS:
Shares sold	68,353,135	117,440,780	514,867	89,673,818
Shares redeemed	—	(41,175,795)	(14,386,750)	(9,071,265)
ETF transaction fees (See Note 5)	64,798	103,154	4,773	78,980
Net increase (decrease) in net assets from capital transactions	68,417,933	76,368,139	(13,867,110)	80,681,533
Net increase (decrease) in net assets	69,750,581	77,874,403	(11,250,017)	83,129,031
NET ASSETS:
Beginning of the period	—	—	83,129,031	—
End of the period	$ 69,750,581	$77,874,403	$71,879,014	$ 83,129,031
SHARES TRANSACTIONS
Shares sold	3,550,000	6,175,000	25,000	4,550,000
Shares redeemed	—	(2,175,000)	(700,000)	(450,000)
Total increase (decrease) in shares outstanding	3,550,000	4,000,000	(675,000)	4,100,000

(a)	Inception date of the Fund was January 30, 2026.
(b)	Inception date of the Fund was December 31, 2025.
(c)	Inception date of the Fund was June 30, 2025.
The accompanying notes are an integral part of these financial statements.

396

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Dual Directional 15 Buffer ETF - March	Innovator Equity Dual Directional 15 Buffer ETF - May	Innovator Equity Dual Directional 15 Buffer ETF - November
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026(b) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(c)
OPERATIONS:
Net investment income (loss)	$(45,948)	$—	$(349,222)	$—
Net realized gain (loss)	(23,174)	—	2,896,534	—
Net change in unrealized appreciation (depreciation)	1,182,803	(699)	1,457,798	(652)
Net increase (decrease) in net assets from operations	1,113,681	(699)	4,005,110	(652)
CAPITAL TRANSACTIONS:
Shares sold	44,608,693	983,501	116,622,228	947,500
Shares redeemed	—	—	(11,561,713)	—
ETF transaction fees	44,049	1,180	102,666	1,137
Net increase (decrease) in net assets from capital transactions	44,652,742	984,681	105,163,181	948,637
Net increase (decrease) in net assets	45,766,423	983,982	109,168,291	947,985
NET ASSETS:
Beginning of the period	—	—	947,985	—
End of the period	$ 45,766,423	$ 983,982	$110,116,276	$947,985
SHARES TRANSACTIONS
Shares sold	2,350,000	50,000	6,125,000	50,000
Shares redeemed	—	—	(600,000)	—
Total increase (decrease) in shares outstanding	2,350,000	50,000	5,525,000	50,000

(a)	Inception date of the Fund was February 27, 2026.
(b)	Inception date of the Fund was April 30, 2026.
(c)	Inception date of the Fund was October 31, 2025.
The accompanying notes are an integral part of these financial statements.

397

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Dual Directional 15 Buffer ETF - October		Innovator Equity Dual Directional 15 Buffer ETF - September
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(472,763)	$(54,036)	$(205,723)	$(58,132)
Net realized gain (loss)	4,087,960	—	1,637,861	(345,830)
Net change in unrealized appreciation (depreciation)	973,497	729,540	570,335	1,177,021
Net increase (decrease) in net assets from operations	4,588,694	675,504	2,002,473	773,059
CAPITAL TRANSACTIONS:
Shares sold	44,093,518	120,300,665	3,746,510	58,757,308
Shares redeemed	(70,659,783)	—	(8,562,468)	(4,154,800)
ETF transaction fees	67,679	93,111	6,713	55,905
Net increase (decrease) in net assets from capital transactions	(26,498,586)	120,393,776	(4,809,245)	54,658,413
Net increase (decrease) in net assets	(21,909,892)	121,069,280	(2,806,772)	55,431,472
NET ASSETS:
Beginning of the period	121,069,280	—	55,431,472	—
End of the period	$99,159,388	$ 121,069,280	$ 52,624,700	$ 55,431,472
SHARES TRANSACTIONS
Shares sold	2,075,000	5,675,000	175,000	2,850,000
Shares redeemed	(3,275,000)	—	(400,000)	(200,000)
Total increase (decrease) in shares outstanding	(1,200,000)	5,675,000	(225,000)	2,650,000

(a)	Inception date of the Fund was September 30, 2025.
(b)	Inception date of the Fund was August 29, 2025.
The accompanying notes are an integral part of these financial statements.

398

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Dual Directional 5 Buffer ETF - Quarterly	Innovator Growth Accelerated ETF - Quarterly
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(78,049)	$(236,996)	$(338,468)
Net realized gain (loss)	1,655,467	(1,712,268)	7,075,035
Net change in unrealized appreciation (depreciation)	1,975,290	2,048,666	2,091,136
Net increase (decrease) in net assets from operations	3,552,708	99,402	8,827,703
CAPITAL TRANSACTIONS:
Shares sold	50,831,810	124,777,695	111,537,320
Shares redeemed	(478,598)	(132,501,758)	(93,021,777)
ETF transaction fees (See Note 5)	30,989	829	18,847
Net increase (decrease) in net assets from capital transactions	50,384,201	(7,723,234)	18,534,390
Net increase (decrease) in net assets	53,936,909	(7,623,832)	27,362,093
NET ASSETS:
Beginning of the period	—	61,602,749	34,240,656
End of the period	$ 53,936,909	$53,978,917	$61,602,749
SHARES TRANSACTIONS
Shares sold	2,625,000	3,150,000	3,100,000
Shares redeemed	(25,000)	(3,375,000)	(2,600,000)
Total increase (decrease) in shares outstanding	2,600,000	(225,000)	500,000

(a)	Inception date of the Fund was December 31, 2025.
The accompanying notes are an integral part of these financial statements.

399

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth Accelerated Plus ETF - April		Innovator Growth Accelerated Plus ETF - January
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(82,699)	$(170,452)	$(70,699)	$(153,945)
Net realized gain (loss)	3,342,651	3,095,398	2,037,552	5,455,418
Net change in unrealized appreciation (depreciation)	(1,174,899)	1,387,417	(610,017)	(1,678,321)
Net increase (decrease) in net assets from operations	2,085,053	4,312,363	1,356,836	3,623,152
CAPITAL TRANSACTIONS:
Shares sold	15,869,698	28,556,747	30,429,310	29,002,685
Shares redeemed	(32,654,283)	(16,323,029)	(40,053,627)	(36,450,720)
ETF transaction fees (See Note 5)	3,057	12,435	6,181	10,812
Net increase (decrease) in net assets from capital transactions	(16,781,528)	12,246,153	(9,618,136)	(7,437,223)
Net increase (decrease) in net assets	(14,696,475)	16,558,516	(8,261,300)	(3,814,071)
NET ASSETS:
Beginning of the period	30,888,210	14,329,694	24,923,709	28,737,780
End of the period	$16,191,735	$30,888,210	$16,662,409	$24,923,709
SHARES TRANSACTIONS
Shares sold	350,000	725,000	1,025,000	1,100,000
Shares redeemed	(725,000)	(425,000)	(1,350,000)	(1,425,000)
Total increase (decrease) in shares outstanding	(375,000)	300,000	(325,000)	(325,000)

The accompanying notes are an integral part of these financial statements.

400

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth Accelerated Plus ETF - July		Innovator Growth Accelerated Plus ETF - October
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(97,858)	$(133,052)	$(61,234)	$(112,982)
Net realized gain (loss)	(10,367)	2,213,733	477,482	2,563,269
Net change in unrealized appreciation (depreciation)	1,908,531	1,489,430	614,808	360,910
Net increase (decrease) in net assets from operations	1,800,306	3,570,111	1,031,056	2,811,197
CAPITAL TRANSACTIONS:
Shares sold	976,415	17,957,780	5,092,983	28,770,777
Shares redeemed	—	(14,255,745)	(5,056,350)	(25,471,110)
ETF transaction fees (See Note 5)	214	6,246	3,680	8,319
Net increase (decrease) in net assets from capital transactions	976,629	3,708,281	40,313	3,307,986
Net increase (decrease) in net assets	2,776,935	7,278,392	1,071,369	6,119,183
NET ASSETS:
Beginning of the period	24,246,625	16,968,233	14,475,034	8,355,851
End of the period	$ 27,023,560	$24,246,625	$ 15,546,403	$14,475,034
SHARES TRANSACTIONS
Shares sold	25,000	500,000	150,000	900,000
Shares redeemed	—	(425,000)	(150,000)	(775,000)
Total increase (decrease) in shares outstanding	25,000	75,000	—	125,000

The accompanying notes are an integral part of these financial statements.

401

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Dual Directional 5 Buffer ETF - Quarterly	Innovator Growth-100 Power Buffer ETF - April
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(49,000)	$(759,659)	$(1,683,005)
Net realized gain (loss)	(511,825)	25,306,112	18,403,023
Net change in unrealized appreciation (depreciation)	1,233,401	(6,560,000)	6,044,047
Net increase (decrease) in net assets from operations	672,576	17,986,453	22,764,065
CAPITAL TRANSACTIONS:
Shares sold	43,919,753	27,611,488	255,869,967
Shares redeemed	(20,099,225)	(36,426,040)	(266,380,238)
ETF transaction fees (See Note 5)	17,972	(957)	50,741
Net increase (decrease) in net assets from capital transactions	23,838,500	(8,815,509)	(10,459,530)
Net increase (decrease) in net assets	24,511,076	9,170,944	12,304,535
NET ASSETS:
Beginning of the period	—	206,950,097	194,645,562
End of the period	$24,511,076	$ 216,121,041	$206,950,097
SHARES TRANSACTIONS
Shares sold	2,225,000	500,000	5,300,000
Shares redeemed	(1,025,000)	(675,000)	(5,400,000)
Total increase (decrease) in shares outstanding	1,200,000	(175,000)	(100,000)

(a)	Inception date of the Fund was December 31, 2025.
The accompanying notes are an integral part of these financial statements.

402

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - August		Innovator Growth-100 Power Buffer ETF - December
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(307,421)	$(248,220)	$(246,913)	$(506,307)
Net realized gain (loss)	607,190	3,585,969	3,713,232	6,174,734
Net change in unrealized appreciation (depreciation)	3,771,876	2,678,531	814,059	3,319,550
Net increase (decrease) in net assets from operations	4,071,645	6,016,280	4,280,378	8,987,977
CAPITAL TRANSACTIONS:
Shares sold	737,538	97,804,065	79,997,730	83,381,235
Shares redeemed	(8,101,723)	(37,003,065)	(46,919,935)	(49,856,240)
ETF transaction fees (See Note 5)	2,366	28,912	17,498	48,922
Net increase (decrease) in net assets from capital transactions	(7,361,819)	60,829,912	33,095,293	33,573,917
Net increase (decrease) in net assets	(3,290,174)	66,846,192	37,375,671	42,561,894
NET ASSETS:
Beginning of the period	83,651,321	16,805,129	42,561,894	—
End of the period	$ 80,361,147	$83,651,321	$79,937,565	$42,561,894
SHARES TRANSACTIONS
Shares sold	25,000	3,500,000	2,900,000	3,425,000
Shares redeemed	(275,000)	(1,325,000)	(1,700,000)	(1,875,000)
Total increase (decrease) in shares outstanding	(250,000)	2,175,000	1,200,000	1,550,000

(a)	Inception date of the Fund was November 29, 2024.
The accompanying notes are an integral part of these financial statements.

403

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - February		Innovator Growth-100 Power Buffer ETF - January
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(206,483)	$(282,998)	$(1,272,626)	$(2,165,404)
Net realized gain (loss)	5,098,101	1,752,050	36,410,078	29,320,185
Net change in unrealized appreciation (depreciation)	(670,072)	4,058,864	(14,470,779)	10,746,515
Net increase (decrease) in net assets from operations	4,221,546	5,527,916	20,666,673	37,901,296
CAPITAL TRANSACTIONS:
Shares sold	46,594,562	64,766,990	77,042,667	157,116,643
Shares redeemed	(13,819,077)	(24,131,658)	(16,327,509)	(106,716,763)
ETF transaction fees (See Note 5)	18,106	26,418	20,112	82,532
Net increase (decrease) in net assets from capital transactions	32,793,591	40,661,750	60,735,270	50,482,412
Net increase (decrease) in net assets	37,015,137	46,189,666	81,401,943	88,383,708
NET ASSETS:
Beginning of the period	46,189,666		289,711,912	201,328,204
End of the period	$83,204,803	$46,189,666	$ 371,113,855	$289,711,912
SHARES TRANSACTIONS
Shares sold	1,650,000	2,600,000	1,400,000	3,250,000
Shares redeemed	(500,000)	(925,000)	(300,000)	(2,200,000)
Total increase (decrease) in shares outstanding	1,150,000	1,675,000	1,100,000	1,050,000

(a)	Inception date of the Fund was January 31, 2025.
The accompanying notes are an integral part of these financial statements.

404

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - July		Innovator Growth-100 Power Buffer ETF - June
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(869,842)	$(1,834,212)	$(253,216)	$(371,886)
Net realized gain (loss)	2,954,984	33,208,253	3,799,443	6,023,675
Net change in unrealized appreciation (depreciation)	9,148,557	9,578,144	(675,710)	4,874,783
Net increase (decrease) in net assets from operations	11,233,699	40,952,185	2,870,517	10,526,572
CAPITAL TRANSACTIONS:
Shares sold	—	143,612,400	13,457,300	93,921,435
Shares redeemed	(45,395,405)	(204,362,092)	(30,013,980)	(61,424,842)
ETF transaction fees (See Note 5)	12,088	91,501	13,103	24,392
Net increase (decrease) in net assets from capital transactions	(45,383,317)	(60,658,191)	(16,543,577)	32,520,985
Net increase (decrease) in net assets	(34,149,618)	(19,706,006)	(13,673,060)	43,047,557
NET ASSETS:
Beginning of the period	246,883,606	266,589,612	70,099,516	27,051,959
End of the period	$ 212,733,988	$246,883,606	$56,426,456	$70,099,516
SHARES TRANSACTIONS
Shares sold	—	2,125,000	425,000	3,375,000
Shares redeemed	(625,000)	(3,100,000)	(950,000)	(2,150,000)
Total increase (decrease) in shares outstanding	(625,000)	(975,000)	(525,000)	1,225,000

The accompanying notes are an integral part of these financial statements.

405

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - March		Innovator Growth-100 Power Buffer ETF - May
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(152,842)	$(173,952)	$(56,816)	$(64,535)
Net realized gain (loss)	3,568,160	1,863,807	1,526,304	820,451
Net change in unrealized appreciation (depreciation)	1,973,810	2,754,124	(927,846)	926,074
Net increase (decrease) in net assets from operations	5,389,128	4,443,979	541,642	1,681,990
CAPITAL TRANSACTIONS:
Shares sold	68,395,502	37,406,333	13,543,248	22,038,850
Shares redeemed	(9,581,225)	(12,780,130)	(17,701,928)	(6,564,355)
ETF transaction fees (See Note 5)	29,111	18,786	279	11,333
Net increase (decrease) in net assets from capital transactions	58,843,388	24,644,989	(4,158,401)	15,485,828
Net increase (decrease) in net assets	64,232,516	29,088,968	(3,616,759)	17,167,818
NET ASSETS:
Beginning of the period	29,088,968	—	17,167,818	—
End of the period	$ 93,321,484	$29,088,968	$13,551,059	$ 17,167,818
SHARES TRANSACTIONS
Shares sold	2,300,000	1,450,000	475,000	875,000
Shares redeemed	(325,000)	(450,000)	(625,000)	(250,000)
Total increase (decrease) in shares outstanding	1,975,000	1,000,000	(150,000)	625,000

(a)	Inception date of the Fund was February 28, 2025.
(b)	Inception date of the Fund was April 30, 2025.
The accompanying notes are an integral part of these financial statements.

406

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - November		Innovator Growth-100 Power Buffer ETF - October
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(392,051)	$(183,612)	$(980,367)	$(1,278,330)
Net realized gain (loss)	1,206,644	3,264,875	2,581,926	22,435,804
Net change in unrealized appreciation (depreciation)	4,960,121	(2,243)	10,106,614	4,031,574
Net increase (decrease) in net assets from operations	5,774,714	3,079,020	11,708,173	25,189,048
CAPITAL TRANSACTIONS:
Shares sold	116,744,520	53,910,160	35,992,383	109,886,518
Shares redeemed	(33,038,720)	(36,684,338)	(64,389,990)	(42,533,726)
ETF transaction fees (See Note 5)	60,809	15,052	32,252	43,711
Net increase (decrease) in net assets from capital transactions	83,766,609	17,240,874	(28,365,355)	67,396,503
Net increase (decrease) in net assets	89,541,323	20,319,894	(16,657,182)	92,585,551
NET ASSETS:
Beginning of the period	21,568,161	1,248,267	253,610,572	161,025,021
End of the period	$111,109,484	$21,568,161	$ 236,953,390	$ 253,610,572
SHARES TRANSACTIONS
Shares sold	4,075,000	2,025,000	630,000	1,960,000
Shares redeemed	(1,150,000)	(1,325,000)	(1,120,000)	(805,000)
Total increase (decrease) in shares outstanding	2,925,000	700,000	(490,000)	1,155,000

The accompanying notes are an integral part of these financial statements.

407

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Growth-100 Power Buffer ETF - September		Innovator International Developed 10 Buffer ETF - Quarterly
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(172,373)	$(294,337)	$(368,349)	$(281,192)
Net realized gain (loss)	2,274,198	5,053,941	2,748,480	3,820,786
Net change in unrealized appreciation (depreciation)	(304,760)	992,280	2,698,532	341,852
Net increase (decrease) in net assets from operations	1,797,065	5,751,884	5,078,663	3,881,446
CAPITAL TRANSACTIONS:
Shares sold	13,219,380	75,508,120	197,412,137	148,455,965
Shares redeemed	(39,322,073)	(54,138,610)	(172,174,482)	(84,388,368)
ETF transaction fees (See Note 5)	15,160	26,236	4,693	50,089
Net increase (decrease) in net assets from capital transactions	(26,087,533)	21,395,746	25,242,348	64,117,686
Net increase (decrease) in net assets	(24,290,468)	27,147,630	30,321,011	67,999,132
NET ASSETS:
Beginning of the period	63,230,970	36,083,340	73,708,705	5,709,573
End of the period	$38,940,502	$63,230,970	$104,029,716	$73,708,705
SHARES TRANSACTIONS
Shares sold	450,000	2,700,000	6,750,000	5,375,000
Shares redeemed	(1,350,000)	(1,975,000)	(5,900,000)	(3,025,000)
Total increase (decrease) in shares outstanding	(900,000)	725,000	850,000	2,350,000

The accompanying notes are an integral part of these financial statements.

408

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - April		Innovator International Developed Power Buffer ETF - August
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(915,635)	$(1,821,499)	$(290,078)	$(212,394)
Net realized gain (loss)	31,340,059	9,225,929	3,090,302	1,694,855
Net change in unrealized appreciation (depreciation)	(15,127,859)	17,405,069	792,062	1,339,705
Net increase (decrease) in net assets from operations	15,296,565	24,809,499	3,592,286	2,822,166
CAPITAL TRANSACTIONS:
Shares sold	208,439,088	202,531,825	1,419,786	78,681,897
Shares redeemed	(248,820,387)	(199,137,407)	(33,849,903)	(21,657,917)
ETF transaction fees (See Note 5)	8,496	26,591	8,888	29,652
Net increase (decrease) in net assets from capital transactions	(40,372,803)	3,421,009	(32,421,229)	57,053,632
Net increase (decrease) in net assets	(25,076,238)	28,230,508	(28,828,943)	59,875,798
NET ASSETS:
Beginning of the period	230,209,648	201,979,140	74,540,679	14,664,881
End of the period	$205,133,410	$230,209,648	$45,711,736	$74,540,679
SHARES TRANSACTIONS
Shares sold	6,650,000	7,225,000	50,000	2,875,000
Shares redeemed	(7,950,000)	(6,975,000)	(1,175,000)	(800,000)
Total increase (decrease) in shares outstanding	(1,300,000)	250,000	(1,125,000)	2,075,000

The accompanying notes are an integral part of these financial statements.

409

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - December		Innovator International Developed Power Buffer ETF - February
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(172,793)	$(172,123)	$(215,190)	$(192,800)
Net realized gain (loss)	3,871,978	1,026,929	3,823,439	1,094,393
Net change in unrealized appreciation (depreciation)	(997,103)	2,365,752	(2,811,804)	2,364,570
Net increase (decrease) in net assets from operations	2,702,082	3,220,558	796,445	3,266,163
CAPITAL TRANSACTIONS:
Shares sold	50,878,802	22,274,345	68,777,960	28,396,883
Shares redeemed	(30,491,547)	(15,148,245)	(13,661,543)	(16,892,962)
ETF transaction fees (See Note 5)	16,038	7,707	33,313	13,853
Net increase (decrease) in net assets from capital transactions	20,403,293	7,133,807	55,149,730	11,517,774
Net increase (decrease) in net assets	23,105,375	10,354,365	55,946,175	14,783,937
NET ASSETS:
Beginning of the period	21,229,631	10,875,266	26,616,564	11,832,627
End of the period	$44,335,006	$21,229,631	$82,562,739	$26,616,564
SHARES TRANSACTIONS
Shares sold	1,600,000	825,000	2,250,000	1,075,000
Shares redeemed	(950,000)	(550,000)	(450,000)	(625,000)
Total increase (decrease) in shares outstanding	650,000	275,000	1,800,000	450,000

The accompanying notes are an integral part of these financial statements.

410

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - January		Innovator International Developed Power Buffer ETF - July
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(893,564)	$(1,510,798)	$(894,314)	$(1,481,100)
Net realized gain (loss)	27,821,093	8,979,755	3,245,731	18,840,050
Net change in unrealized appreciation (depreciation)	(16,989,024)	15,172,746	11,042,417	6,312,737
Net increase (decrease) in net assets from operations	9,938,505	22,641,703	13,393,834	23,671,687
CAPITAL TRANSACTIONS:
Shares sold	276,747,892	218,734,980	6,632,139	253,751,498
Shares redeemed	(181,373,065)	(264,326,133)	(54,890,297)	(208,561,173)
ETF transaction fees (See Note 5)	49,305	38,430	15,644	42,008
Net increase (decrease) in net assets from capital transactions	95,424,132	(45,552,723)	(48,242,514)	45,232,333
Net increase (decrease) in net assets	105,362,637	(22,911,020)	(34,848,680)	68,904,020
NET ASSETS:
Beginning of the period	157,806,793	180,717,813	228,273,363	159,369,343
End of the period	$263,169,430	$157,806,793	$ 193,424,683	$228,273,363
SHARES TRANSACTIONS
Shares sold	7,650,000	6,975,000	200,000	8,075,000
Shares redeemed	(5,025,000)	(8,225,000)	(1,625,000)	(6,775,000)
Total increase (decrease) in shares outstanding	2,625,000	(1,250,000)	(1,425,000)	1,300,000

The accompanying notes are an integral part of these financial statements.

411

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - June		Innovator International Developed Power Buffer ETF - March
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(220,921)	$(359,993)	$(187,489)	$(334,506)
Net realized gain (loss)	1,662,186	3,305,559	4,551,212	2,995,826
Net change in unrealized appreciation (depreciation)	2,103,881	2,435,135	(3,605,906)	2,302,242
Net increase (decrease) in net assets from operations	3,545,146	5,380,701	757,817	4,963,562
CAPITAL TRANSACTIONS:
Shares sold	1,475,510	90,623,048	60,074,915	87,552,265
Shares redeemed	(20,660,658)	(60,709,922)	(12,482,645)	(71,274,025)
ETF transaction fees (See Note 5)	5,608	32,208	24,752	33,261
Net increase (decrease) in net assets from capital transactions	(19,179,540)	29,945,334	47,617,022	16,311,501
Net increase (decrease) in net assets	(15,634,394)	35,326,035	48,374,839	21,275,063
NET ASSETS:
Beginning of the period	59,109,225	23,783,190	34,219,570	12,944,507
End of the period	$43,474,831	$59,109,225	$82,594,409	$34,219,570
SHARES TRANSACTIONS
Shares sold	50,000	3,350,000	2,025,000	3,300,000
Shares redeemed	(700,000)	(2,225,000)	(425,000)	(2,625,000)
Total increase (decrease) in shares outstanding	(650,000)	1,125,000	1,600,000	675,000

The accompanying notes are an integral part of these financial statements.

412

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - May		Innovator International Developed Power Buffer ETF - November
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(139,677)	$(182,226)	$(210,577)	$(106,473)
Net realized gain (loss)	4,355,936	1,453,071	746,035	1,753,882
Net change in unrealized appreciation (depreciation)	(2,136,426)	2,059,971	2,530,068	(1,198)
Net increase (decrease) in net assets from operations	2,079,833	3,330,816	3,065,526	1,646,211
CAPITAL TRANSACTIONS:
Shares sold	31,937,770	40,717,323	51,146,613	25,000,840
Shares redeemed	(36,331,937)	(18,803,248)	(11,433,773)	(19,275,185)
ETF transaction fees (See Note 5)	(1,336)	14,564	24,013	6,479
Net increase (decrease) in net assets from capital transactions	(4,395,503)	21,928,639	39,736,853	5,732,134
Net increase (decrease) in net assets	(2,315,670)	25,259,455	42,802,379	7,378,345
NET ASSETS:
Beginning of the period	34,227,057	8,967,602	11,775,826	4,397,481
End of the period	$31,911,387	$34,227,057	$54,578,205	$11,775,826
SHARES TRANSACTIONS
Shares sold	1,025,000	1,525,000	1,500,000	800,000
Shares redeemed	(1,175,000)	(700,000)	(325,000)	(600,000)
Total increase (decrease) in shares outstanding	(150,000)	825,000	1,175,000	200,000

The accompanying notes are an integral part of these financial statements.

413

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator International Developed Power Buffer ETF - October		Innovator International Developed Power Buffer ETF - September
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(793,204)	$(1,089,495)	$(405,899)	$(689,083)
Net realized gain (loss)	1,666,078	14,090,169	738,124	8,481,720
Net change in unrealized appreciation (depreciation)	10,600,231	4,702,206	5,514,190	2,427,629
Net increase (decrease) in net assets from operations	11,473,105	17,702,880	5,846,415	10,220,266
CAPITAL TRANSACTIONS:
Shares sold	5,124,068	165,050,620	801,908	214,891,470
Shares redeemed	(32,848,215)	(110,315,353)	(16,464,058)	(191,845,952)
ETF transaction fees (See Note 5)	9,530	85,040	4,334	77,524
Net increase (decrease) in net assets from capital transactions	(27,714,617)	54,820,307	(15,657,816)	23,123,042
Net increase (decrease) in net assets	(16,241,512)	72,523,187	(9,811,401)	33,343,308
NET ASSETS:
Beginning of the period	194,233,137	121,709,950	101,018,913	67,675,605
End of the period	$ 177,991,625	$194,233,137	$91,207,512	$101,018,913
SHARES TRANSACTIONS
Shares sold	150,000	5,150,000	25,000	7,075,000
Shares redeemed	(925,000)	(3,575,000)	(500,000)	(6,325,000)
Total increase (decrease) in shares outstanding	(775,000)	1,575,000	(475,000)	750,000

The accompanying notes are an integral part of these financial statements.

414

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Nasdaq-100 10 Buffer ETF - Quarterly		Innovator Premium Income 15 Buffer ETF - April
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(763,248)	$(947,520)	$100,166	$192,151
Net realized gain (loss)	4,587,997	13,481,757	164,923	59,065
Net change in unrealized appreciation (depreciation)	2,609,597	3,623,583	(38,757)	101,539
Net increase (decrease) in net assets from operations	6,434,346	16,157,820	226,332	352,755
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(184,093)	(251,225)
From return of capital	—	—	—	(54,940)
Total distributions to shareholders	—	—	(184,093)	(306,165)
CAPITAL TRANSACTIONS:
Shares sold	180,385,773	349,889,730	626,183	3,742,984
Shares redeemed	(240,918,110)	(234,427,183)	(1,257,130)	—
ETF transaction fees (See Note 5)	16,366	86,624	920	1,839
Net increase (decrease) in net assets from capital transactions	(60,515,971)	115,549,171	(630,027)	3,744,823
Net increase (decrease) in net assets	(54,081,625)	131,706,991	(587,788)	3,791,413
NET ASSETS:
Beginning of the period	212,160,191	80,453,200	7,543,876	3,752,463
End of the period	$158,078,566	$212,160,191	$6,956,088	$ 7,543,876
SHARES TRANSACTIONS
Shares sold	6,125,000	13,000,000	25,000	150,000
Shares redeemed	(8,200,000)	(8,900,000)	(50,000)	—
Total increase (decrease) in shares outstanding	(2,075,000)	4,100,000	(25,000)	150,000

The accompanying notes are an integral part of these financial statements.

415

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 15 Buffer ETF - January		Innovator Premium Income 15 Buffer ETF - July
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$171,316	$408,385	$128,483	$136,634
Net realized gain (loss)	210,249	188,194	10,622	40,710
Net change in unrealized appreciation (depreciation)	(110,945)	81,591	67,592	66,696
Net increase (decrease) in net assets from operations	270,620	678,170	206,697	244,040
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(306,362)	(581,548)	(212,121)	(177,344)
From return of capital	—	(34,147)	—	(35,370)
Total distributions to shareholders	(306,362)	(615,695)	(212,121)	(212,714)
CAPITAL TRANSACTIONS:
Shares sold	1,847,673	5,497,552	2,992,678	5,363,225
Shares redeemed	(1,222,145)	(2,453,783)	(1,801,973)	—
ETF transaction fees (See Note 5)	1,499	3,726	2,388	2,661
Net increase (decrease) in net assets from capital transactions	627,027	3,047,495	1,193,093	5,365,886
Net increase (decrease) in net assets	591,285	3,109,970	1,187,669	5,397,212
NET ASSETS:
Beginning of the period	11,716,655	8,606,685	7,781,182	2,383,970
End of the period	$ 12,307,940	$ 11,716,655	$8,968,851	$ 7,781,182
SHARES TRANSACTIONS
Shares sold	75,000	225,000	125,000	225,000
Shares redeemed	(50,000)	(100,000)	(75,000)	—
Total increase (decrease) in shares outstanding	25,000	125,000	50,000	225,000

The accompanying notes are an integral part of these financial statements.

416

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 15 Buffer ETF - October		Innovator Premium Income 20 Barrier ETF - April
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$199,256	$526,338	$378,722	$952,035
Net realized gain (loss)	394	326,947	473,182	938,098
Net change in unrealized appreciation (depreciation)	198,021	85,476	203,921	139,662
Net increase (decrease) in net assets from operations	397,671	938,761	1,055,825	2,029,795
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(354,535)	(826,531)	(801,812)	(1,778,999)
Total distributions to shareholders	(354,535)	(826,531)	(801,812)	(1,778,999)
CAPITAL TRANSACTIONS:
Shares sold	—	2,376,185	—	2,410,815
Shares redeemed	—	(7,144,268)	(2,485,082)	(4,332,988)
ETF transaction fees (See Note 5)	—	4,621	1,160	2,802
Net increase (decrease) in net assets from capital transactions	—	(4,763,462)	(2,483,922)	(1,919,371)
Net increase (decrease) in net assets	43,136	(4,651,232)	(2,229,909)	(1,668,575)
NET ASSETS:
Beginning of the period	13,680,408	18,331,640	26,133,734	27,802,309
End of the period	$ 13,723,544	$ 13,680,408	$ 23,903,825	$ 26,133,734
SHARES TRANSACTIONS
Shares sold	—	100,000	—	100,000
Shares redeemed	—	(300,000)	(100,000)	(175,000)
Total increase (decrease) in shares outstanding	—	(200,000)	(100,000)	(75,000)

The accompanying notes are an integral part of these financial statements.

417

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 20 Barrier ETF - January		Innovator Premium Income 20 Barrier ETF - July
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$210,836	$395,426	$287,297	$737,026
Net realized gain (loss)	(934,489)	1,382,346	103,497	343,956
Net change in unrealized appreciation (depreciation)	1,190,284	(897,566)	167,419	285,068
Net increase (decrease) in net assets from operations	466,631	880,206	558,213	1,366,050
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(463,528)	(707,121)	(688,396)	(1,208,864)
Total distributions to shareholders	(463,528)	(707,121)	(688,396)	(1,208,864)
CAPITAL TRANSACTIONS:
Shares sold	8,629,668	7,875,200	—	1,247,115
Shares redeemed	—	(6,795,785)	(1,869,788)	(3,131,032)
ETF transaction fees (See Note 5)	4,153	6,856	824	1,641
Net increase (decrease) in net assets from capital transactions	8,633,821	1,086,271	(1,868,964)	(1,882,276)
Net increase (decrease) in net assets	8,636,924	1,259,356	(1,999,147)	(1,725,090)
NET ASSETS:
Beginning of the period	10,566,411	9,307,055	18,848,916	20,574,006
End of the period	$ 19,203,335	$ 10,566,411	$ 16,849,769	$ 18,848,916
SHARES TRANSACTIONS
Shares sold	350,000	325,000	—	50,000
Shares redeemed	—	(275,000)	(75,000)	(125,000)
Total increase (decrease) in shares outstanding	350,000	50,000	(75,000)	(75,000)

The accompanying notes are an integral part of these financial statements.

418

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 20 Barrier ETF - October		Innovator Premium Income 30 Barrier ETF - April
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$291,510	$621,601	$476,107	$1,263,073
Net realized gain (loss)	21,340	580,697	(563,790)	1,867,888
Net change in unrealized appreciation (depreciation)	442,899	96,119	1,127,789	(851,148)
Net increase (decrease) in net assets from operations	755,749	1,298,417	1,040,106	2,279,813
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(639,389)	(1,195,043)	(849,551)	(1,937,818)
Total distributions to shareholders	(639,389)	(1,195,043)	(849,551)	(1,937,818)
CAPITAL TRANSACTIONS:
Shares sold	—	5,951,295	1,247,172	5,976,215
Shares redeemed	(599,023)	(5,324,682)	(4,334,488)	(10,549,612)
ETF transaction fees (See Note 5)	300	5,583	2,487	6,796
Net increase (decrease) in net assets from capital transactions	(598,723)	632,196	(3,084,829)	(4,566,601)
Net increase (decrease) in net assets	(482,363)	735,570	(2,894,274)	(4,224,606)
NET ASSETS:
Beginning of the period	20,365,481	19,629,911	34,062,216	38,286,822
End of the period	$19,883,118	$ 20,365,481	$ 31,167,942	$34,062,216
SHARES TRANSACTIONS
Shares sold	—	250,000	50,000	250,000
Shares redeemed	(25,000)	(225,000)	(175,000)	(425,000)
Total increase (decrease) in shares outstanding	(25,000)	25,000	(125,000)	(175,000)

The accompanying notes are an integral part of these financial statements.

419

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 30 Barrier ETF - January		Innovator Premium Income 30 Barrier ETF - July
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$219,049	$649,945	$262,939	$784,494
Net realized gain (loss)	61,189	42,647	22,697	327,406
Net change in unrealized appreciation (depreciation)	69,545	322,673	141,607	94,832
Net increase (decrease) in net assets from operations	349,783	1,015,265	427,243	1,206,732
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(373,519)	(947,583)	(506,502)	(1,104,875)
Total distributions to shareholders	(373,519)	(947,583)	(506,502)	(1,104,875)
CAPITAL TRANSACTIONS:
Shares sold	1,233,955	1,202,305	—	622,107
Shares redeemed	(1,871,592)	(7,442,900)	(1,248,465)	(6,866,293)
ETF transaction fees (See Note 5)	1,320	3,264	515	2,560
Net increase (decrease) in net assets from capital transactions	(636,317)	(6,237,331)	(1,247,950)	(6,241,626)
Net increase (decrease) in net assets	(660,053)	(6,169,649)	(1,327,209)	(6,139,769)
NET ASSETS:
Beginning of the period	16,133,258	22,302,907	17,555,260	23,695,029
End of the period	$ 15,473,205	$ 16,133,258	$ 16,228,051	$ 17,555,260
SHARES TRANSACTIONS
Shares sold	50,000	50,000	—	25,000
Shares redeemed	(75,000)	(300,000)	(50,000)	(275,000)
Total increase (decrease) in shares outstanding	(25,000)	(250,000)	(50,000)	(250,000)

The accompanying notes are an integral part of these financial statements.

420

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Premium Income 30 Barrier ETF - October		Innovator U.S. Equity 10 Buffer ETF - Quarterly
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$278,861	$670,867	$(2,284,542)	$(3,043,110)
Net realized gain (loss)	2,240	353,458	14,499,701	41,641,728
Net change in unrealized appreciation (depreciation)	310,525	111,215	11,797,930	6,519,022
Net increase (decrease) in net assets from operations	591,626	1,135,540	24,013,089	45,117,640
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(508,286)	(1,084,480)	—	—
From return of capital	—	(21,232)	—	—
Total distributions to shareholders	(508,286)	(1,105,712)	—	—
CAPITAL TRANSACTIONS:
Shares sold	1,198,475	2,394,172	273,783,677	482,965,600
Shares redeemed	—	(5,898,453)	(299,889,327)	(150,450,300)
ETF transaction fees (See Note 5)	450	4,054	51,294	202,778
Net increase (decrease) in net assets from capital transactions	1,198,925	(3,500,227)	(26,054,356)	332,718,078
Net increase (decrease) in net assets	1,282,265	(3,470,399)	(2,041,267)	377,835,718
NET ASSETS:
Beginning of the period	17,959,463	21,429,862	634,293,499	256,457,781
End of the period	$ 19,241,728	$ 17,959,463	$632,252,232	$634,293,499
SHARES TRANSACTIONS
Shares sold	50,000	100,000	8,375,000	15,900,000
Shares redeemed	—	(250,000)	(9,175,000)	(4,975,000)
Total increase (decrease) in shares outstanding	50,000	(150,000)	(800,000)	10,925,000

The accompanying notes are an integral part of these financial statements.

421

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly		Innovator U.S. Equity Accelerated 9 Buffer ETF - April
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(563,318)	$(850,686)	$(520,808)	$(1,320,137)
Net realized gain (loss)	(4,061,130)	12,524,798	1,176,619	49,073,344
Net change in unrealized appreciation (depreciation)	5,027,175	3,031,281	9,689,140	(8,697,465)
Net increase (decrease) in net assets from operations	402,727	14,705,393	10,344,951	39,055,742
CAPITAL TRANSACTIONS:
Shares sold	38,410,845	200,746,448	2,952,530	408,167,502
Shares redeemed	(28,790,650)	(162,406,375)	(34,925,925)	(380,846,570)
ETF transaction fees (See Note 5)	4,051	48,155	(14,907)	209,764
Net increase (decrease) in net assets from capital transactions	9,624,246	38,388,228	(31,988,302)	27,530,696
Net increase (decrease) in net assets	10,026,973	53,093,621	(21,643,351)	66,586,438
NET ASSETS:
Beginning of the period	155,409,556	102,315,935	153,282,577	86,696,139
End of the period	$ 165,436,529	$155,409,556	$ 131,639,226	$153,282,577
SHARES TRANSACTIONS
Shares sold	1,100,000	6,125,000	75,000	12,200,000
Shares redeemed	(825,000)	(4,950,000)	(900,000)	(10,775,000)
Total increase (decrease) in shares outstanding	275,000	1,175,000	(825,000)	1,425,000

The accompanying notes are an integral part of these financial statements.

422

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - January		Innovator U.S. Equity Accelerated 9 Buffer ETF - July
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(349,961)	$(738,781)	$(403,626)	$(1,151,880)
Net realized gain (loss)	6,735,364	1,860,723	4,277,031	12,211,688
Net change in unrealized appreciation (depreciation)	(1,867,799)	(2,955,697)	907,392	1,670,351
Net increase (decrease) in net assets from operations	4,517,604	(1,833,755)	4,780,797	12,730,159
CAPITAL TRANSACTIONS:
Shares sold	106,818,548	247,957,860	1,915,945	122,602,645
Shares redeemed	(108,508,775)	(240,566,865)	(59,844,803)	(158,572,330)
ETF transaction fees (See Note 5)	3,796	112,923	13,976	26,827
Net increase (decrease) in net assets from capital transactions	(1,686,431)	7,503,918	(57,914,882)	(35,942,858)
Net increase (decrease) in net assets	2,831,173	5,670,163	(53,134,085)	(23,212,699)
NET ASSETS:
Beginning of the period	92,285,682	86,615,519	127,178,862	150,391,561
End of the period	$95,116,855	$92,285,682	$74,044,777	$127,178,862
SHARES TRANSACTIONS
Shares sold	3,350,000	8,775,000	50,000	3,475,000
Shares redeemed	(3,400,000)	(8,900,000)	(1,550,000)	(4,600,000)
Total increase (decrease) in shares outstanding	(50,000)	(125,000)	(1,500,000)	(1,125,000)

The accompanying notes are an integral part of these financial statements.

423

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - October		Innovator U.S. Equity Accelerated ETF - Quarterly
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(280,228)	$(701,483)	$(278,347)	$(469,817)
Net realized gain (loss)	677,046	11,526,759	(657,948)	7,645,300
Net change in unrealized appreciation (depreciation)	2,974,624	959,678	2,787,148	1,619,918
Net increase (decrease) in net assets from operations	3,371,442	11,784,954	1,850,853	8,795,401
CAPITAL TRANSACTIONS:
Shares sold	—	267,225,680	149,004,822	134,912,663
Shares redeemed	(23,550,650)	(262,075,350)	(151,365,435)	(124,103,723)
ETF transaction fees (See Note 5)	5,049	110,756	(2,475)	10,745
Net increase (decrease) in net assets from capital transactions	(23,545,601)	5,261,086	(2,363,088)	10,819,685
Net increase (decrease) in net assets	(20,174,159)	17,046,040	(512,235)	19,615,086
NET ASSETS:
Beginning of the period	83,605,742	66,559,702	71,089,085	51,473,999
End of the period	$63,431,583	$83,605,742	$70,576,850	$71,089,085
SHARES TRANSACTIONS
Shares sold	—	8,725,000	3,625,000	3,575,000
Shares redeemed	(700,000)	(8,450,000)	(3,700,000)	(3,300,000)
Total increase (decrease) in shares outstanding	(700,000)	275,000	(75,000)	275,000

The accompanying notes are an integral part of these financial statements.

424

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Accelerated Plus ETF - April		Innovator U.S. Equity Accelerated Plus ETF - January
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(81,572)	$(155,487)	$(66,381)	$(133,236)
Net realized gain (loss)	2,857,684	3,492,656	1,939,224	936,436
Net change in unrealized appreciation (depreciation)	(624,764)	1,387,017	(831,658)	1,753,099
Net increase (decrease) in net assets from operations	2,151,348	4,724,186	1,041,185	2,556,299
CAPITAL TRANSACTIONS:
Shares sold	2,110,718	29,301,177	20,544,628	13,164,977
Shares redeemed	(6,089,482)	(21,005,090)	(21,309,927)	(14,903,843)
ETF transaction fees (See Note 5)	(1,937)	9,296	268	5,337
Net increase (decrease) in net assets from capital transactions	(3,980,701)	8,305,383	(765,031)	(1,733,529)
Net increase (decrease) in net assets	(1,829,353)	13,029,569	276,154	822,770
NET ASSETS:
Beginning of the period	23,954,715	10,925,146	17,896,623	17,073,853
End of the period	$ 22,125,362	$23,954,715	$18,172,777	$17,896,623
SHARES TRANSACTIONS
Shares sold	50,000	850,000	650,000	475,000
Shares redeemed	(150,000)	(575,000)	(675,000)	(525,000)
Total increase (decrease) in shares outstanding	(100,000)	275,000	(25,000)	(50,000)

The accompanying notes are an integral part of these financial statements.

425

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Accelerated Plus ETF - July		Innovator U.S. Equity Accelerated Plus ETF - October
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(75,742)	$(97,228)	$(73,556)	$(104,427)
Net realized gain (loss)	1,432,511	1,863,133	167,558	1,841,715
Net change in unrealized appreciation (depreciation)	(69,999)	266,444	1,106,759	252,485
Net increase (decrease) in net assets from operations	1,286,770	2,032,349	1,200,761	1,989,773
CAPITAL TRANSACTIONS:
Shares sold	11,659,145	11,341,232	5,831,482	21,504,748
Shares redeemed	(7,911,718)	(8,623,895)	(1,675,455)	(22,113,192)
ETF transaction fees (See Note 5)	6,975	5,866	3,275	2,296
Net increase (decrease) in net assets from capital transactions	3,754,402	2,723,203	4,159,302	(606,148)
Net increase (decrease) in net assets	5,041,172	4,755,552	5,360,063	1,383,625
NET ASSETS:
Beginning of the period	16,225,333	11,469,781	15,685,693	14,302,068
End of the period	$ 21,266,505	$ 16,225,333	$ 21,045,756	$15,685,693
SHARES TRANSACTIONS
Shares sold	300,000	325,000	175,000	675,000
Shares redeemed	(200,000)	(250,000)	(50,000)	(700,000)
Total increase (decrease) in shares outstanding	100,000	75,000	125,000	(25,000)

The accompanying notes are an integral part of these financial statements.

426

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - April		Innovator U.S. Equity Buffer ETF - August
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(1,351,289)	$(2,437,821)	$(779,824)	$(1,413,591)
Net realized gain (loss)	48,867,044	32,864,459	2,374,505	22,796,079
Net change in unrealized appreciation (depreciation)	(12,160,311)	15,869,739	8,571,216	5,014,835
Net increase (decrease) in net assets from operations	35,355,444	46,296,377	10,165,897	26,397,323
CAPITAL TRANSACTIONS:
Shares sold	33,533,942	399,362,233	2,540,192	318,218,143
Shares redeemed	(17,973,685)	(361,889,180)	(41,176,747)	(304,081,838)
ETF transaction fees	(12,089)	117,036	12,852	63,563
Net increase (decrease) in net assets from capital transactions	15,548,168	37,590,089	(38,623,703)	14,199,868
Net increase (decrease) in net assets	50,903,612	83,886,466	(28,457,806)	40,597,191
NET ASSETS:
Beginning of the period	344,950,947	261,064,481	221,413,915	180,816,724
End of the period	$ 395,854,559	$344,950,947	$ 192,956,109	$221,413,915
SHARES TRANSACTIONS
Shares sold	675,000	9,575,000	50,000	7,100,000
Shares redeemed	(375,000)	(8,325,000)	(825,000)	(6,875,000)
Total increase (decrease) in shares outstanding	300,000	1,250,000	(775,000)	225,000

The accompanying notes are an integral part of these financial statements.

427

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - December		Innovator U.S. Equity Buffer ETF - February
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(885,536)	$(1,785,447)	$(730,386)	$(1,377,972)
Net realized gain (loss)	19,874,863	25,307,777	20,127,829	22,253,864
Net change in unrealized appreciation (depreciation)	(4,455,119)	(1,216,674)	(6,012,786)	2,954,166
Net increase (decrease) in net assets from operations	14,534,208	22,305,656	13,384,657	23,830,058
CAPITAL TRANSACTIONS:
Shares sold	243,875,790	482,230,888	68,936,927	290,337,153
Shares redeemed	(205,835,320)	(434,988,055)	(38,144,743)	(254,028,637)
ETF transaction fees	20,322	274,184	28,675	96,720
Net increase (decrease) in net assets from capital transactions	38,060,792	47,517,017	30,820,859	36,405,236
Net increase (decrease) in net assets	52,595,000	69,822,673	44,205,516	60,235,294
NET ASSETS:
Beginning of the period	195,326,353	125,503,680	191,403,197	131,167,903
End of the period	$247,921,353	$195,326,353	$ 235,608,713	$191,403,197
SHARES TRANSACTIONS
Shares sold	5,025,000	11,050,000	1,400,000	6,675,000
Shares redeemed	(4,225,000)	(9,950,000)	(800,000)	(5,800,000)
Total increase (decrease) in shares outstanding	800,000	1,100,000	600,000	875,000

The accompanying notes are an integral part of these financial statements.

428

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - January		Innovator U.S. Equity Buffer ETF - July
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(1,281,340)	$(2,201,840)	$(1,055,405)	$(1,981,911)
Net realized gain (loss)	36,493,084	43,837,371	3,281,951	33,101,551
Net change in unrealized appreciation (depreciation)	(13,201,777)	(2,279,184)	12,520,435	7,839,550
Net increase (decrease) in net assets from operations	22,009,967	39,356,347	14,746,981	38,959,190
CAPITAL TRANSACTIONS:
Shares sold	88,166,235	156,340,285	15,612,022	106,237,830
Shares redeemed	(14,846,690)	(163,233,580)	(42,975,925)	(107,913,737)
ETF transaction fees	25,717	101,598	18,115	45,864
Net increase (decrease) in net assets from capital transactions	73,345,262	(6,791,697)	(27,345,788)	(1,630,043)
Net increase (decrease) in net assets	95,355,229	32,564,650	(12,598,807)	37,329,147
NET ASSETS:
Beginning of the period	285,686,160	253,121,510	297,095,425	259,766,278
End of the period	$ 381,041,389	$285,686,160	$ 284,496,618	$297,095,425
SHARES TRANSACTIONS
Shares sold	1,600,000	3,225,000	300,000	2,325,000
Shares redeemed	(275,000)	(3,325,000)	(850,000)	(2,375,000)
Total increase (decrease) in shares outstanding	1,325,000	(100,000)	(550,000)	(50,000)

The accompanying notes are an integral part of these financial statements.

429

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - June		Innovator U.S. Equity Buffer ETF - March
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(530,952)	$(1,182,990)	$(699,247)	$(1,492,902)
Net realized gain (loss)	2,733,599	17,809,805	24,534,590	29,630,102
Net change in unrealized appreciation (depreciation)	4,615,917	4,880,221	(10,054,099)	1,746,598
Net increase (decrease) in net assets from operations	6,818,564	21,507,036	13,781,244	29,883,798
CAPITAL TRANSACTIONS:
Shares sold	1,203,970	191,287,327	56,020,505	216,208,002
Shares redeemed	(32,154,397)	(200,086,990)	(21,157,560)	(241,390,909)
ETF transaction fees	9,941	29,250	9,004	36,828
Net increase (decrease) in net assets from capital transactions	(30,940,486)	(8,770,413)	34,871,949	(25,146,079)
Net increase (decrease) in net assets	(24,121,922)	12,736,623	48,653,193	4,737,719
NET ASSETS:
Beginning of the period	163,674,074	150,937,451	178,692,497	173,954,778
End of the period	$ 139,552,152	$163,674,074	$ 227,345,690	$178,692,497
SHARES TRANSACTIONS
Shares sold	25,000	4,550,000	1,025,000	4,550,000
Shares redeemed	(700,000)	(4,725,000)	(400,000)	(5,000,000)
Total increase (decrease) in shares outstanding	(675,000)	(175,000)	625,000	(450,000)

The accompanying notes are an integral part of these financial statements.

430

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - May		Innovator U.S. Equity Buffer ETF - November
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(579,351)	$(1,099,385)	$(831,315)	$(1,136,620)
Net realized gain (loss)	24,396,081	15,104,891	531,429	19,223,453
Net change in unrealized appreciation (depreciation)	(17,222,271)	5,230,379	12,021,892	1,104
Net increase (decrease) in net assets from operations	6,594,459	19,235,885	11,722,006	18,087,937
CAPITAL TRANSACTIONS:
Shares sold	150,927,525	145,858,082	93,417,915	215,512,415
Shares redeemed	(164,256,818)	(139,318,020)	(18,907,773)	(186,552,015)
ETF transaction fees	1,303	14,997	49,853	30,315
Net increase (decrease) in net assets from capital transactions	(13,327,990)	6,555,059	74,559,995	28,990,715
Net increase (decrease) in net assets	(6,733,531)	25,790,944	86,282,001	47,078,652
NET ASSETS:
Beginning of the period	156,670,325	130,879,381	146,654,107	99,575,455
End of the period	$149,936,794	$156,670,325	$ 232,936,108	$146,654,107
SHARES TRANSACTIONS
Shares sold	3,275,000	3,900,000	2,125,000	5,100,000
Shares redeemed	(3,575,000)	(3,675,000)	(425,000)	(4,375,000)
Total increase (decrease) in shares outstanding	(300,000)	225,000	1,700,000	725,000

The accompanying notes are an integral part of these financial statements.

431

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Buffer ETF - October		Innovator U.S. Equity Buffer ETF - September
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(1,183,579)	$(1,885,870)	$(882,927)	$(1,446,888)
Net realized gain (loss)	2,510,378	26,580,602	2,907,328	23,839,270
Net change in unrealized appreciation (depreciation)	14,382,176	4,678,468	9,261,966	5,420,089
Net increase (decrease) in net assets from operations	15,708,975	29,373,200	11,286,367	27,812,471
CAPITAL TRANSACTIONS:
Shares sold	39,077,918	165,243,843	2,450,455	256,202,780
Shares redeemed	(54,022,900)	(138,791,033)	(44,684,718)	(243,549,853)
ETF transaction fees	31,689	71,691	12,682	41,652
Net increase (decrease) in net assets from capital transactions	(14,913,293)	26,524,501	(42,221,581)	12,694,579
Net increase (decrease) in net assets	795,682	55,897,701	(30,935,214)	40,507,050
NET ASSETS:
Beginning of the period	288,949,377	233,051,676	242,705,078	202,198,028
End of the period	$ 289,745,059	$288,949,377	$211,769,864	$242,705,078
SHARES TRANSACTIONS
Shares sold	800,000	3,725,000	50,000	5,475,000
Shares redeemed	(1,075,000)	(3,350,000)	(900,000)	(5,325,000)
Total increase (decrease) in shares outstanding	(275,000)	375,000	(850,000)	150,000

The accompanying notes are an integral part of these financial statements.

432

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - April		Innovator U.S. Equity Power Buffer ETF - August
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(3,075,259)	$(6,034,430)	$(3,537,510)	$(6,561,072)
Net realized gain (loss)	86,517,150	62,336,122	5,804,570	102,824,412
Net change in unrealized appreciation (depreciation)	(21,524,596)	10,308,641	37,239,041	12,180,917
Net increase (decrease) in net assets from operations	61,917,295	66,610,333	39,506,101	108,444,257
CAPITAL TRANSACTIONS:
Shares sold	141,639,733	177,568,567	—	332,939,798
Shares redeemed	(60,699,530)	(233,399,315)	(137,043,012)	(311,337,208)
ETF transaction fees	4,674	51,992	41,654	110,441
Net increase (decrease) in net assets from capital transactions	80,944,877	(55,778,756)	(137,001,358)	21,713,031
Net increase (decrease) in net assets	142,862,172	10,831,577	(97,495,257)	130,157,288
NET ASSETS:
Beginning of the period	797,122,363	786,290,786	982,103,866	851,946,578
End of the period	$ 939,984,535	$797,122,363	$884,608,609	$982,103,866
SHARES TRANSACTIONS
Shares sold	3,525,000	5,000,000	—	8,200,000
Shares redeemed	(1,550,000)	(6,275,000)	(3,175,000)	(7,825,000)
Total increase (decrease) in shares outstanding	1,975,000	(1,275,000)	(3,175,000)	375,000

The accompanying notes are an integral part of these financial statements.

433

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - December		Innovator U.S. Equity Power Buffer ETF - February
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(3,823,721)	$(7,624,383)	$(3,088,307)	$(5,967,588)
Net realized gain (loss)	95,713,456	106,404,132	82,026,293	74,817,625
Net change in unrealized appreciation (depreciation)	(40,589,910)	261,559	(36,023,394)	9,461,337
Net increase (decrease) in net assets from operations	51,299,825	99,041,308	42,914,592	78,311,374
CAPITAL TRANSACTIONS:
Shares sold	154,295,280	446,372,545	181,835,568	373,223,447
Shares redeemed	(105,681,542)	(361,723,688)	(93,683,840)	(306,447,982)
ETF transaction fees	4,098	226,054	45,398	138,189
Net increase (decrease) in net assets from capital transactions	48,617,836	84,874,911	88,197,126	66,913,654
Net increase (decrease) in net assets	99,917,661	183,916,219	131,111,718	145,225,028
NET ASSETS:
Beginning of the period	921,702,497	737,786,278	789,789,900	644,564,872
End of the period	$ 1,021,620,158	$921,702,497	$ 920,901,618	$789,789,900
SHARES TRANSACTIONS
Shares sold	3,575,000	11,500,000	4,425,000	10,075,000
Shares redeemed	(2,475,000)	(9,000,000)	(2,325,000)	(8,200,000)
Total increase (decrease) in shares outstanding	1,100,000	2,500,000	2,100,000	1,875,000

The accompanying notes are an integral part of these financial statements.

434

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - January		Innovator U.S. Equity Power Buffer ETF - July
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(5,435,331)	$(9,175,684)	$(4,026,217)	$(7,712,355)
Net realized gain (loss)	126,865,010	138,943,909	11,206,434	119,634,839
Net change in unrealized appreciation (depreciation)	(51,210,686)	(391,255)	38,698,284	19,999,626
Net increase (decrease) in net assets from operations	70,218,993	129,376,970	45,878,501	131,922,110
CAPITAL TRANSACTIONS:
Shares sold	411,121,585	361,894,418	2,311,900	381,352,500
Shares redeemed	(82,885,292)	(289,392,155)	(234,919,628)	(294,762,965)
ETF transaction fees	157,153	194,272	72,583	132,969
Net increase (decrease) in net assets from capital transactions	328,393,446	72,696,535	(232,535,145)	86,722,504
Net increase (decrease) in net assets	398,612,439	202,073,505	(186,656,644)	218,644,614
NET ASSETS:
Beginning of the period	1,188,955,605	986,882,100	1,189,808,582	971,163,968
End of the period	$ 1,587,568,044	$ 1,188,955,605	$ 1,003,151,938	$ 1,189,808,582
SHARES TRANSACTIONS
Shares sold	8,725,000	8,550,000	50,000	8,725,000
Shares redeemed	(1,775,000)	(6,625,000)	(5,075,000)	(6,925,000)
Total increase (decrease) in shares outstanding	6,950,000	1,925,000	(5,025,000)	1,800,000

The accompanying notes are an integral part of these financial statements.

435

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - June		Innovator U.S. Equity Power Buffer ETF - March
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(2,623,092)	$(5,071,008)	$(2,478,870)	$(4,624,613)
Net realized gain (loss)	11,112,143	70,556,909	67,994,262	75,325,074
Net change in unrealized appreciation (depreciation)	19,551,380	18,307,547	(26,771,729)	4,201,380
Net increase (decrease) in net assets from operations	28,040,431	83,793,448	38,743,663	74,901,841
CAPITAL TRANSACTIONS:
Shares sold	—	878,841,833	136,874,888	156,334,916
Shares redeemed	(140,127,498)	(820,982,222)	(41,394,375)	(162,091,062)
ETF transaction fees	38,174	116,624	15,812	97,509
Net increase (decrease) in net assets from capital transactions	(140,089,324)	57,976,235	95,496,325	(5,658,637)
Net increase (decrease) in net assets	(112,048,893)	141,769,683	134,239,988	69,243,204
NET ASSETS:
Beginning of the period	756,015,450	614,245,767	626,424,720	557,181,516
End of the period	$643,966,557	$756,015,450	$ 760,664,708	$626,424,720
SHARES TRANSACTIONS
Shares sold	—	22,950,000	3,000,000	3,850,000
Shares redeemed	(3,350,000)	(21,375,000)	(925,000)	(3,900,000)
Total increase (decrease) in shares outstanding	(3,350,000)	1,575,000	2,075,000	(50,000)

The accompanying notes are an integral part of these financial statements.

436

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - May		Innovator U.S. Equity Power Buffer ETF - November
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(2,339,615)	$(4,443,137)	$(3,650,253)	$(5,547,234)
Net realized gain (loss)	76,419,589	54,448,023	3,832,108	72,223,242
Net change in unrealized appreciation (depreciation)	(52,435,950)	12,806,930	42,507,952	51,522
Net increase (decrease) in net assets from operations	21,644,024	62,811,816	42,689,807	66,727,530
CAPITAL TRANSACTIONS:
Shares sold	11,060,115	135,255,195	411,743,888	771,243,455
Shares redeemed	(52,446,673)	(137,497,625)	(120,178,708)	(892,322,200)
ETF transaction fees	(37,583)	46,259	235,305	87,812
Net increase (decrease) in net assets from capital transactions	(41,424,141)	(2,196,171)	291,800,485	(120,990,933)
Net increase (decrease) in net assets	(19,780,117)	60,615,645	334,490,292	(54,263,403)
NET ASSETS:
Beginning of the period	623,179,661	562,564,016	615,293,763	669,557,166
End of the period	$ 603,399,544	$623,179,661	$949,784,055	$615,293,763
SHARES TRANSACTIONS
Shares sold	275,000	3,750,000	9,950,000	19,000,000
Shares redeemed	(1,325,000)	(3,775,000)	(2,875,000)	(22,200,000)
Total increase (decrease) in shares outstanding	(1,050,000)	(25,000)	7,075,000	(3,200,000)

The accompanying notes are an integral part of these financial statements.

437

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Power Buffer ETF - October		Innovator U.S. Equity Power Buffer ETF - September
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(4,179,021)	$(6,519,396)	$(3,430,256)	$(6,287,531)
Net realized gain (loss)	4,875,372	88,568,975	8,092,770	89,267,563
Net change in unrealized appreciation (depreciation)	47,334,481	13,072,197	33,143,205	12,587,088
Net increase (decrease) in net assets from operations	48,030,832	95,121,776	37,805,719	95,567,120
CAPITAL TRANSACTIONS:
Shares sold	76,738,222	408,440,433	28,607,280	358,647,527
Shares redeemed	(169,930,975)	(259,482,883)	(148,932,572)	(406,238,338)
ETF transaction fees	77,289	169,998	52,253	166,638
Net increase (decrease) in net assets from capital transactions	(93,115,464)	149,127,548	(120,273,039)	(47,424,173)
Net increase (decrease) in net assets	(45,084,632)	244,249,324	(82,467,320)	48,142,947
NET ASSETS:
Beginning of the period	1,091,620,497	847,371,173	939,371,059	891,228,112
End of the period	$ 1,046,535,865	$ 1,091,620,497	$856,903,739	$939,371,059
SHARES TRANSACTIONS
Shares sold	1,775,000	9,650,000	650,000	8,550,000
Shares redeemed	(3,850,000)	(6,400,000)	(3,400,000)	(10,075,000)
Total increase (decrease) in shares outstanding	(2,075,000)	3,250,000	(2,750,000)	(1,525,000)

The accompanying notes are an integral part of these financial statements.

438

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - April		Innovator U.S. Equity Ultra Buffer ETF - August
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(564,882)	$(1,208,438)	$(768,542)	$(1,502,021)
Net realized gain (loss)	12,804,538	18,192,982	3,962,908	24,923,614
Net change in unrealized appreciation (depreciation)	(2,280,684)	(1,713,766)	4,174,460	519,747
Net increase (decrease) in net assets from operations	9,958,972	15,270,778	7,368,826	23,941,340
CAPITAL TRANSACTIONS:
Shares sold	10,935,530	215,364,490	987,482	258,591,785
Shares redeemed	(21,331,078)	(222,357,725)	(77,758,763)	(276,779,255)
ETF transaction fees	(3,240)	56,509	19,401	40,447
Net increase (decrease) in net assets from capital transactions	(10,398,788)	(6,936,726)	(76,751,880)	(18,147,023)
Net increase (decrease) in net assets	(439,816)	8,334,052	(69,383,054)	5,794,317
NET ASSETS:
Beginning of the period	155,230,099	146,896,047	238,501,792	232,707,475
End of the period	$ 154,790,283	$155,230,099	$169,118,738	$238,501,792
SHARES TRANSACTIONS
Shares sold	325,000	7,175,000	25,000	6,800,000
Shares redeemed	(650,000)	(7,250,000)	(1,950,000)	(7,450,000)
Total increase (decrease) in shares outstanding	(325,000)	(75,000)	(1,925,000)	(650,000)

The accompanying notes are an integral part of these financial statements.

439

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - December		Innovator U.S. Equity Ultra Buffer ETF - February
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(1,110,875)	$(2,139,670)	$(731,876)	$(1,328,131)
Net realized gain (loss)	23,180,269	32,629,172	15,201,331	19,236,281
Net change in unrealized appreciation (depreciation)	(8,160,552)	12,110,881	(4,631,191)	6,667,482
Net increase (decrease) in net assets from operations	13,908,842	42,600,383	9,838,264	24,575,632
CAPITAL TRANSACTIONS:
Shares sold	92,585,072	429,464,413	103,862,315	256,976,620
Shares redeemed	(60,662,170)	(276,921,758)	(31,970,915)	(168,210,793)
ETF transaction fees	47,842	200,909	48,089	102,583
Net increase (decrease) in net assets from capital transactions	31,970,744	152,743,564	71,939,489	88,868,410
Net increase (decrease) in net assets	45,879,586	195,343,947	81,777,753	113,444,042
NET ASSETS:
Beginning of the period	266,647,304	71,303,357	169,747,762	56,303,720
End of the period	$ 312,526,890	$266,647,304	$ 251,525,515	$169,747,762
SHARES TRANSACTIONS
Shares sold	2,350,000	12,425,000	2,800,000	7,825,000
Shares redeemed	(1,550,000)	(7,600,000)	(875,000)	(4,850,000)
Total increase (decrease) in shares outstanding	800,000	4,825,000	1,925,000	2,975,000

The accompanying notes are an integral part of these financial statements.

440

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - January		Innovator U.S. Equity Ultra Buffer ETF - July
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(1,026,049)	$(1,627,557)	$(649,532)	$(1,242,774)
Net realized gain (loss)	19,128,257	24,988,771	4,665,920	20,097,788
Net change in unrealized appreciation (depreciation)	(5,415,373)	(315,254)	2,473,046	4,534,574
Net increase (decrease) in net assets from operations	12,686,835	23,045,960	6,489,434	23,389,588
CAPITAL TRANSACTIONS:
Shares sold	112,480,253	100,416,215	—	246,688,700
Shares redeemed	(4,318,568)	(81,052,005)	(78,133,105)	(198,745,135)
ETF transaction fees	30,426	52,024	20,038	44,283
Net increase (decrease) in net assets from capital transactions	108,192,111	19,416,234	(78,113,067)	47,987,848
Net increase (decrease) in net assets	120,878,946	42,462,194	(71,623,633)	71,377,436
NET ASSETS:
Beginning of the period	202,890,469	160,428,275	215,782,269	144,404,833
End of the period	$ 323,769,415	$ 202,890,469	$ 144,158,636	$215,782,269
SHARES TRANSACTIONS
Shares sold	2,600,000	2,575,000	—	6,900,000
Shares redeemed	(100,000)	(2,000,000)	(2,025,000)	(5,550,000)
Total increase (decrease) in shares outstanding	2,500,000	575,000	(2,025,000)	1,350,000

The accompanying notes are an integral part of these financial statements.

441

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - June		Innovator U.S. Equity Ultra Buffer ETF - March
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(322,372)	$(736,158)	$(79,709)	$(1,074,004)
Net realized gain (loss)	4,046,211	8,840,110	17,453,301	12,966,793
Net change in unrealized appreciation (depreciation)	(698,726)	2,371,470	(10,169,367)	7,682,875
Net increase (decrease) in net assets from operations	3,025,113	10,475,422	7,204,225	19,575,664
CAPITAL TRANSACTIONS:
Shares sold	—	140,918,085	97,099,780	195,531,020
Shares redeemed	(69,153,988)	(98,543,440)	(74,713,118)	(116,190,995)
ETF transaction fees	23,473	37,688	57,670	60,103
Net increase (decrease) in net assets from capital transactions	(69,130,515)	42,412,333	22,444,332	79,400,128
Net increase (decrease) in net assets	(66,105,402)	52,887,755	29,648,557	98,975,792
NET ASSETS:
Beginning of the period	143,972,651	91,084,896	180,886,735	81,910,943
End of the period	$77,867,249	$ 143,972,651	$ 210,535,292	$180,886,735
SHARES TRANSACTIONS
Shares sold	—	4,025,000	2,375,000	5,400,000
Shares redeemed	(1,875,000)	(2,875,000)	(1,900,000)	(3,150,000)
Total increase (decrease) in shares outstanding	(1,875,000)	1,150,000	475,000	2,250,000

The accompanying notes are an integral part of these financial statements.

442

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - May		Innovator U.S. Equity Ultra Buffer ETF - November
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(227,094)	$(426,797)	$(647,481)	$(717,806)
Net realized gain (loss)	6,504,864	5,995,793	980,959	10,705,046
Net change in unrealized appreciation (depreciation)	(4,287,196)	729,517	7,501,521	(610)
Net increase (decrease) in net assets from operations	1,990,574	6,298,513	7,834,999	9,986,630
CAPITAL TRANSACTIONS:
Shares sold	59,656,418	56,178,612	131,283,985	171,764,332
Shares redeemed	(60,551,190)	(56,619,455)	(26,581,320)	(154,812,225)
ETF transaction fees	(428)	6,435	71,202	61,259
Net increase (decrease) in net assets from capital transactions	(895,200)	(434,408)	104,773,867	17,013,366
Net increase (decrease) in net assets	1,095,374	5,864,105	112,608,866	26,999,996
NET ASSETS:
Beginning of the period	58,604,016	52,739,911	66,121,629	39,121,633
End of the period	$59,699,390	$58,604,016	$ 178,730,495	$66,121,629
SHARES TRANSACTIONS
Shares sold	1,600,000	1,775,000	3,500,000	4,850,000
Shares redeemed	(1,625,000)	(1,750,000)	(700,000)	(4,250,000)
Total increase (decrease) in shares outstanding	(25,000)	25,000	2,800,000	600,000

The accompanying notes are an integral part of these financial statements.

443

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - October		Innovator U.S. Equity Ultra Buffer ETF - September
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(894,830)	$(1,363,755)	$(759,350)	$(1,217,409)
Net realized gain (loss)	3,109,405	17,706,207	4,369,581	16,612,041
Net change in unrealized appreciation (depreciation)	7,070,588	2,274,934	3,353,213	3,070,803
Net increase (decrease) in net assets from operations	9,285,163	18,617,386	6,963,444	18,465,435
CAPITAL TRANSACTIONS:
Shares sold	61,544,673	99,359,912	2,917,407	251,185,025
Shares redeemed	(69,820,225)	(101,014,533)	(86,868,475)	(204,017,395)
ETF transaction fees	48,800	57,857	23,096	50,929
Net increase (decrease) in net assets from capital transactions	(8,226,752)	(1,596,764)	(83,927,972)	47,218,559
Net increase (decrease) in net assets	1,058,411	17,020,622	(76,964,528)	65,683,994
NET ASSETS:
Beginning of the period	179,078,435	162,057,813	228,970,490	163,286,496
End of the period	$ 180,136,846	$179,078,435	$ 152,005,962	$228,970,490
SHARES TRANSACTIONS
Shares sold	1,600,000	2,725,000	75,000	6,650,000
Shares redeemed	(1,750,000)	(2,775,000)	(2,200,000)	(5,500,000)
Total increase (decrease) in shares outstanding	(150,000)	(50,000)	(2,125,000)	1,150,000

The accompanying notes are an integral part of these financial statements.

444

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap 10 Buffer ETF - Quarterly		Innovator U.S. Small Cap Power Buffer ETF - April
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(304,048)	$(477,199)	$(640,529)	$(1,336,904)
Net realized gain (loss)	1,229,780	6,438,022	25,339,722	829,313
Net change in unrealized appreciation (depreciation)	2,967,143	1,175,480	(5,543,742)	13,929,598
Net increase (decrease) in net assets from operations	3,892,875	7,136,303	19,155,451	13,422,007
CAPITAL TRANSACTIONS:
Shares sold	170,485,408	281,018,660	194,980,284	222,043,475
Shares redeemed	(158,340,080)	(333,618,610)	(167,815,432)	(252,950,428)
ETF transaction fees	(746)	54,707	11,663	43,483
Net increase (decrease) in net assets from capital transactions	12,144,582	(52,545,243)	27,176,515	(30,863,470)
Net increase (decrease) in net assets	16,037,457	(45,408,940)	46,331,966	(17,441,463)
NET ASSETS:
Beginning of the period	70,188,774	115,597,714	162,527,056	179,968,519
End of the period	$86,226,231	$70,188,774	$208,859,022	$162,527,056
SHARES TRANSACTIONS
Shares sold	5,775,000	10,300,000	5,425,000	7,175,000
Shares redeemed	(5,375,000)	(12,300,000)	(4,700,000)	(8,050,000)
Total increase (decrease) in shares outstanding	400,000	(2,000,000)	725,000	(875,000)

The accompanying notes are an integral part of these financial statements.

445

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - August		Innovator U.S. Small Cap Power Buffer ETF - December
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(450,838)	$(858,799)	$(321,405)	$(399,480)
Net realized gain (loss)	6,093,708	(3,381,571)	2,096,225	(534,251)
Net change in unrealized appreciation (depreciation)	1,763,164	7,696,621	4,667,785	1,084,612
Net increase (decrease) in net assets from operations	7,406,034	3,456,251	6,442,605	150,881
CAPITAL TRANSACTIONS:
Shares sold	649,682	224,363,163	94,757,195	100,319,215
Shares redeemed	(58,755,630)	(165,873,362)	(91,154,860)	(25,624,563)
ETF transaction fees	13,328	43,728	9,474	47,156
Net increase (decrease) in net assets from capital transactions	(58,092,620)	58,533,529	3,611,809	74,741,808
Net increase (decrease) in net assets	(50,686,586)	61,989,780	10,054,414	74,892,689
NET ASSETS:
Beginning of the period	130,780,287	68,790,507	74,892,689	—
End of the period	$80,093,701	$130,780,287	$84,947,103	$74,892,689
SHARES TRANSACTIONS
Shares sold	25,000	8,850,000	3,775,000	4,050,000
Shares redeemed	(2,150,000)	(6,650,000)	(3,600,000)	(1,125,000)
Total increase (decrease) in shares outstanding	(2,125,000)	2,200,000	175,000	2,925,000

(a)	Inception date of the Fund was November 29, 2024.
The accompanying notes are an integral part of these financial statements.

446

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - February		Innovator U.S. Small Cap Power Buffer ETF - January
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(130,755)	$(155,526)	$(1,221,842)	$(2,441,027)
Net realized gain (loss)	1,639,174	1,924,386	33,291,139	23,882,249
Net change in unrealized appreciation (depreciation)	1,242,100	1,009,144	(7,762,696)	(661,125)
Net increase (decrease) in net assets from operations	2,750,519	2,778,004	24,306,601	20,780,097
CAPITAL TRANSACTIONS:
Shares sold	37,474,736	93,929,190	351,195,435	380,007,835
Shares redeemed	(26,859,618)	(54,734,005)	(332,901,527)	(518,432,328)
ETF transaction fees	20,349	47,796	24,844	44,011
Net increase (decrease) in net assets from capital transactions	10,635,467	39,242,981	18,318,752	(138,380,482)
Net increase (decrease) in net assets	13,385,986	42,020,985	42,625,353	(117,600,385)
NET ASSETS:
Beginning of the period	42,020,985		283,671,688	401,272,073
End of the period	$55,406,971	$42,020,985	$326,297,041	$283,671,688
SHARES TRANSACTIONS
Shares sold	1,300,000	3,650,000	8,425,000	9,800,000
Shares redeemed	(1,000,000)	(2,100,000)	(7,950,000)	(13,775,000)
Total increase (decrease) in shares outstanding	300,000	1,550,000	475,000	(3,975,000)

(a)	Inception date of the Fund was January 31, 2025.
The accompanying notes are an integral part of these financial statements.

447

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - July		Innovator U.S. Small Cap Power Buffer ETF - June
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(573,999)	$(1,151,774)	$(67,937)	$(138,012)
Net realized gain (loss)	9,183,380	6,320,024	437,588	(118,392)
Net change in unrealized appreciation (depreciation)	673,226	4,312,650	571,021	1,319,258
Net increase (decrease) in net assets from operations	9,282,607	9,480,900	940,672	1,062,854
CAPITAL TRANSACTIONS:
Shares sold	30,706,270	140,657,120	—	59,236,518
Shares redeemed	(64,306,273)	(146,051,460)	(4,190,150)	(50,917,788)
ETF transaction fees	30,247	45,560	1,104	14,274
Net increase (decrease) in net assets from capital transactions	(33,569,756)	(5,348,780)	(4,189,046)	8,333,004
Net increase (decrease) in net assets	(24,287,149)	4,132,120	(3,248,374)	9,395,858
NET ASSETS:
Beginning of the period	158,939,852	154,807,732	19,978,863	10,583,005
End of the period	$ 134,652,703	$158,939,852	$ 16,730,489	$19,978,863
SHARES TRANSACTIONS
Shares sold	950,000	4,850,000	—	2,325,000
Shares redeemed	(2,000,000)	(5,125,000)	(150,000)	(2,000,000)
Total increase (decrease) in shares outstanding	(1,050,000)	(275,000)	(150,000)	325,000

The accompanying notes are an integral part of these financial statements.

448

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - March		Innovator U.S. Small Cap Power Buffer ETF - May
	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(63,793)	$(61,841)	$(60,924)	$(136,653)
Net realized gain (loss)	1,944,208	401,929	2,325,878	2,634,411
Net change in unrealized appreciation (depreciation)	225,529	1,217,695	(1,537,420)	1,534,233
Net increase (decrease) in net assets from operations	2,105,944	1,557,783	727,534	4,031,991
CAPITAL TRANSACTIONS:
Shares sold	23,768,327	12,489,943	13,852,852	40,784,513
Shares redeemed	(2,947,677)	(2,094,533)	(20,936,903)	(24,637,230)
ETF transaction fees	9,049	5,705	2,106	21,769
Net increase (decrease) in net assets from capital transactions	20,829,699	10,401,115	(7,081,945)	16,169,052
Net increase (decrease) in net assets	22,935,643	11,958,898	(6,354,411)	20,201,043
NET ASSETS:
Beginning of the period	11,958,898	—	20,201,043	—
End of the period	$ 34,894,541	$11,958,898	$13,846,632	$20,201,043
SHARES TRANSACTIONS
Shares sold	800,000	500,000	475,000	1,625,000
Shares redeemed	(100,000)	(75,000)	(725,000)	(900,000)
Total increase (decrease) in shares outstanding	700,000	425,000	(250,000)	725,000

(a)	Inception date of the Fund was February 28, 2025.
(b)	Inception date of the Fund was April 30, 2025.
The accompanying notes are an integral part of these financial statements.

449

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - November		Innovator U.S. Small Cap Power Buffer ETF - October
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
OPERATIONS:
Net investment income (loss)	$(235,207)	$(144,138)	$(521,458)	$(913,751)
Net realized gain (loss)	751,581	1,399,505	245,078	8,945,466
Net change in unrealized appreciation (depreciation)	5,409,683	(2,700)	10,139,527	2,798,419
Net increase (decrease) in net assets from operations	5,926,057	1,252,667	9,863,147	10,830,134
CAPITAL TRANSACTIONS:
Shares sold	97,932,942	42,900,608	11,086,245	124,657,835
Shares redeemed	(17,457,795)	(27,111,628)	(15,952,275)	(146,631,688)
ETF transaction fees	35,630	9,641	11,626	17,321
Net increase (decrease) in net assets from capital transactions	80,510,777	15,798,621	(4,854,404)	(21,956,532)
Net increase (decrease) in net assets	86,436,834	17,051,288	5,008,743	(11,126,398)
NET ASSETS:
Beginning of the period	18,304,420	1,253,132	137,082,688	148,209,086
End of the period	$ 104,741,254	$18,304,420	$ 142,091,431	$137,082,688
SHARES TRANSACTIONS
Shares sold	3,375,000	1,600,000	325,000	3,775,000
Shares redeemed	(600,000)	(1,000,000)	(475,000)	(4,600,000)
Total increase (decrease) in shares outstanding	2,775,000	600,000	(150,000)	(825,000)

The accompanying notes are an integral part of these financial statements.

450

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - September		Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
	Period Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$(142,696)	$(136,333)	$198,577	$190,810
Net realized gain (loss)	1,764,399	1,582,127	(8,519,426)	1,653,622
Net change in unrealized appreciation (depreciation)	1,423,079	559,038	2,054,477	(786,522)
Net increase (decrease) in net assets from operations	3,044,782	2,004,832	(6,266,372)	1,057,910
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(266,337)	—
Total distributions to shareholders	—	—	(266,337)	—
CAPITAL TRANSACTIONS:
Shares sold	25,993,509	42,348,998	23,377,025	49,043,470
Shares redeemed	(34,193,077)	(33,560,038)	(21,153,400)	(29,141,300)
ETF transaction fees	24,391	11,852	2,362	10,066
Net increase (decrease) in net assets from capital transactions	(8,175,177)	8,800,812	2,225,987	19,912,236
Net increase (decrease) in net assets	(5,130,395)	10,805,644	(4,306,722)	20,970,146
NET ASSETS:
Beginning of the period	29,793,356	18,987,712	20,970,146	—
End of the period	$24,662,961	$29,793,356	$16,663,424	$20,970,146
SHARES TRANSACTIONS
Shares sold	950,000	1,600,000	1,050,000	1,900,000
Shares redeemed	(1,200,000)	(1,275,000)	(950,000)	(1,100,000)
Total increase (decrease) in shares outstanding	(250,000)	325,000	100,000	800,000

(a)	Inception date of the Fund was February 5, 2025.
The accompanying notes are an integral part of these financial statements.

451

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS

		Investment Operations:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
4/30/2026(g)	$20.36	(0.08)	(0.89)	(0.97)
10/31/2025	$20.30	(0.16)	0.19	0.03
10/31/2024	$18.66	(0.16)	1.78	1.62
10/31/2023	$19.85	(0.16)	(1.08)	(1.24)
10/31/2022	$23.72	(0.17)	(3.74)	(3.91)
10/31/2021	$24.43	(0.19)	(0.56)	(0.75)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
4/30/2026(g)	$20.27	(0.08)	(0.41)	(0.49)
10/31/2025	$20.17	(0.16)	0.24	0.08
10/31/2024	$17.80	(0.15)	2.51	2.36
10/31/2023	$18.67	(0.15)	(0.73)	(0.88)
10/31/2022	$24.46	(0.17)	(5.67)	(5.84)
10/31/2021	$24.32	(0.17)	0.30	0.13
Innovator Defined Wealth Shield ETF
4/30/2026(g)	$33.01	(0.11)	1.05	0.94
10/31/2025	$30.84	(0.22)	2.38	2.16
10/31/2024	$27.78	(0.20)	3.25	3.05
10/31/2023	$26.17	(0.19)	1.79	1.60
10/31/2022	$25.86	(0.18)	0.46	0.28
10/31/2021(j)	$25.69	(0.06)	0.20	0.14
Innovator Emerging Markets 10 Buffer ETF - Quarterly
4/30/2026(g)	$28.43	(0.13)	2.73	2.60
10/31/2025	$25.54	(0.24)	3.10	2.86
10/31/2024(k)	$24.99	(0.08)	0.60	0.52
Innovator Emerging Markets Power Buffer ETF - April
4/30/2026(g)	$29.35	(0.13)	3.26	3.13
10/31/2025	$26.60	(0.24)	2.99	2.75
10/31/2024	$23.63	(0.22)	3.18	2.96
10/31/2023	$21.51	(0.21)	2.32	2.11
10/31/2022	$24.75	(0.21)	(3.04)	(3.25)
10/31/2021(l)	$24.96	(0.13)	(0.10)	(0.23)
Innovator Emerging Markets Power Buffer ETF - January
4/30/2026(g)	$33.41	(0.15)	2.24	2.09
10/31/2025	$30.88	(0.27)	2.79	2.52
10/31/2024	$26.91	(0.25)	4.20	3.95
10/31/2023	$24.58	(0.24)	2.53	2.29
10/31/2022	$29.95	(0.25)	(5.13)	(5.38)
10/31/2021	$27.26	(0.27)	2.94	2.67

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

452

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.01	$19.40	−4.71%	$7,759	0.79%	0.79%	(0.78)%	—%
0.03	$20.36	0.29%	$31,551	0.79%	0.79%	(0.79)%	—%
0.02	$20.30	8.79%	$76,624	0.79%	0.79%	(0.79)%	—%
0.05	$18.66	−6.01%	$10,262	0.79%	0.79%	(0.78)%	—%
0.04	$19.85	−16.32%	$20,347	0.79%	0.79%	(0.79)%	—%
0.04	$23.72	−2.87%	$9,489	0.79%	0.79%	(0.79)%	—%

0.00 (h)	$19.78	−2.42%	$22,751	0.79%	0.79%	(0.78)%	—%
0.02	$20.27	0.53%	$28,383	0.79%	0.79%	(0.78)%	—%
0.01	$20.17	13.28%	$15,125	0.79%	0.79%	(0.78)%	—%
0.01	$17.80	−4.64%	$77,440	0.79%	0.79%	(0.78)%	—%
0.05	$18.67	−23.67%	$32,204	0.79%	0.79%	(0.79)%	—%
0.01	$24.46	0.55%	$4,892	0.79%	0.79%	(0.72)%	—%

0.00 (h)	$33.95	2.84%	$2,421,404	0.69%	0.69%	(0.69)%	—%
0.01	$33.01	7.03%	$1,885,774	0.69%	0.69%	(0.68)%	—%
0.01	$30.84	11.01%	$900,618	0.69%	0.69%	(0.68)%	—%
0.01	$27.78	6.17%	$490,391	0.69%	0.69%	(0.69)%	—%
0.03	$26.17	1.21%	$256,462	0.69%	0.69%	(0.69)%	—%
0.03	$25.86	0.65%	$29,088	0.69%	0.69%	(0.69)%	—%

0.01	$31.04	9.20%	$31,817	0.89%	0.89%	(0.89)%	—%
0.02	$28.42	11.28%	$15,634	0.89%	0.89%	(0.89)%	—%
0.03	$25.54	2.25%	$10,217	0.89%	0.89%	(0.88)%	—%

0.00 (h)	$32.48	10.64%	$99,864	0.89%	0.89%	(0.88)%	—%
0.00 (h)	$29.35	10.35%	$77,049	0.89%	0.89%	(0.88)%	—%
0.01	$26.60	12.56%	$66,497	0.89%	0.89%	(0.88)%	—%
0.01	$23.63	9.84%	$58,485	0.89%	0.89%	(0.88)%	—%
0.01	$21.51	−13.08%	$30,656	0.89%	0.89%	(0.89)%	—%
0.02	$24.75	−0.84%	$34,031	0.89%	0.89%	(0.89)%	—%

0.01	$35.51	6.30%	$155,368	0.89%	0.89%	(0.88)%	—%
0.01	$33.41	8.19%	$100,223	0.89%	0.89%	(0.88)%	—%
0.02	$30.88	14.74%	$128,148	0.89%	0.89%	(0.88)%	—%
0.04	$26.91	9.50%	$264,407	0.89%	0.89%	(0.87)%	—%
0.01	$24.58	−17.93%	$55,915	0.89%	0.89%	(0.89)%	—%
0.02	$29.95	9.87%	$106,320	0.89%	0.89%	(0.89)%	—%

The accompanying notes are an integral part of these financial statements.

453

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations
Innovator Emerging Markets Power Buffer ETF - July
4/30/2026(g)	$29.22	(0.13)	1.74	1.61
10/31/2025	$25.19	(0.24)	4.26	4.02
10/31/2024	$22.09	(0.21)	3.31	3.10
10/31/2023	$21.22	(0.20)	1.05	0.85
10/31/2022	$25.77	(0.21)	(4.36)	(4.57)
10/31/2021	$25.60	(0.23)	0.39	0.16
Innovator Emerging Markets Power Buffer ETF - October
4/30/2026(g)	$31.38	(0.14)	2.32	2.18
10/31/2025	$26.29	(0.24)	5.32	5.08
10/31/2024	$21.99	(0.21)	4.51	4.30
10/31/2023	$20.50	(0.20)	1.68	1.48
10/31/2022	$25.23	(0.20)	(4.56)	(4.76)
10/31/2021(m)	$24.99	(0.02)	0.26	0.24
Innovator Equity Defined Protection ETF - 1 Yr April
4/30/2026(g)	$25.54	(0.10)	1.02	0.92
10/31/2025(n)	$24.42	(0.11)	1.22	1.11
Innovator Equity Defined Protection ETF - 1 Yr August
4/30/2026(g)	$26.53	(0.10)	0.80	0.70
10/31/2025	$24.59	(0.20)	2.13	1.93
10/31/2024(o)	$24.05	(0.05)	0.58	0.53
Innovator Equity Defined Protection ETF - 1 Yr December
4/30/2026(g)	$25.46	(0.10)	0.79	0.69
10/31/2025(p)	$23.92	(0.17)	1.69	1.52
Innovator Equity Defined Protection ETF - 1 Yr February
4/30/2026(g)	$25.09	(0.10)	0.80	0.70
10/31/2025(q)	$23.89	(0.14)	1.33	1.19
Innovator Equity Defined Protection ETF - 1 Yr January
4/30/2026(g)	$27.04	(0.11)	0.82	0.71
10/31/2025(r)	$25.59	(0.17)	1.61	1.44
Innovator Equity Defined Protection ETF - 1 Yr July
4/30/2026(g)	$28.86	(0.11)	0.90	0.79
10/31/2025	$26.72	(0.22)	2.35	2.13
10/31/2024(k)	$25.92	(0.07)	0.85	0.78
Innovator Equity Defined Protection ETF - 1 Yr June
4/30/2026(g)	$26.60	(0.10)	0.82	0.72
10/31/2025(s)	$25.73	(0.09)	0.95	0.86

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

454

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.00 (h)	$30.83	5.49%	$140,256	0.89%	0.89%	(0.88)%	—%
0.01	$29.22	16.01%	$148,295	0.89%	0.89%	(0.88)%	—%
0.00 (h)	$25.19	14.00%	$86,896	0.89%	0.89%	(0.88)%	—%
0.02	$22.09	4.12%	$101,081	0.89%	0.89%	(0.88)%	—%
0.02	$21.22	−17.66%	$54,643	0.89%	0.89%	(0.89)%	—%
0.01	$25.77	0.68%	$41,237	0.89%	0.89%	(0.89)%	—%

0.00 (h)	$33.56	6.93%	$112,420	0.89%	0.89%	(0.88)%	—%
0.01	$31.38	19.37%	$105,921	0.89%	0.89%	(0.88)%	—%
0.00 (h)	$26.29	19.58%	$53,242	0.89%	0.89%	(0.88)%	—%
0.01	$21.99	7.24%	$42,875	0.89%	0.89%	(0.88)%	—%
0.03	$20.50	−18.75%	$25,628	0.89%	0.89%	(0.89)%	—%
0.00 (h)	$25.23	0.98%	$5,047	0.89%	0.89%	(0.89)%	—%

0.01	$26.47	3.64%	$82,062	0.79%	0.78%	(0.77)%	—%
0.01	$25.54	4.59%	$38,951	0.79%	0.79%	(0.78)%	—%

0.00 (h)	$27.23	2.65%	$103,488	0.79%	0.79%	(0.78)%	—%
0.01	$26.53	7.87%	$118,059	0.79%	0.79%	(0.78)%	—%
0.01	$24.59	2.27%	$81,159	0.79%	0.79%	(0.78)%	—%

0.01	$26.16	2.74%	$114,457	0.79%	0.79%	(0.78)%	—%
0.02	$25.46	6.41%	$99,944	0.79%	0.79%	(0.77)%	—%

0.00 (h)	$25.79	2.80%	$162,508	0.79%	0.79%	(0.78)%	—%
0.01	$25.09	4.99%	$117,303	0.79%	0.79%	(0.78)%	—%

0.01	$27.76	2.68%	$115,219	0.79%	0.79%	(0.78)%	—%
0.01	$27.04	5.63%	$54,756	0.79%	0.79%	(0.78)%	—%

0.00 (h)	$29.65	2.74%	$129,722	0.79%	0.79%	(0.78)%	—%
0.01	$28.86	8.01%	$154,408	0.79%	0.79%	(0.78)%	—%
0.02	$26.72	3.10%	$115,567	0.79%	0.79%	(0.77)%	—%

0.00 (h)	$27.32	2.69%	$33,464	0.79%	0.79%	(0.78)%	—%
0.01	$26.60	3.34%	$53,866	0.79%	0.79%	(0.78)%	—%

The accompanying notes are an integral part of these financial statements.

455

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations
Innovator Equity Defined Protection ETF - 1 Yr March
4/30/2026(g)	$27.20	(0.01)	0.83	0.82
10/31/2025(t)	$25.94	(0.14)	1.38	1.24
Innovator Equity Defined Protection ETF - 1 Yr May
4/30/2026(g)	$25.17	(0.10)	0.69	0.59
10/31/2025(u)	$24.21	(0.10)	1.05	0.95
Innovator Equity Defined Protection ETF - 1 Yr November
4/30/2026(g)	$26.51	(0.09)	0.73	0.64
10/31/2025	$24.84	(0.20)	1.85	1.65
10/31/2024(v)	$24.83	—	0.10	0.10
Innovator Equity Defined Protection ETF - 1 Yr October
4/30/2026(g)	$26.68	(0.10)	0.74	0.64
10/31/2025	$25.01	(0.20)	1.86	1.66
10/31/2024(w)	$25.05	(0.02)	(0.03)	(0.05)
Innovator Equity Defined Protection ETF - 1 Yr September
4/30/2026(g)	$26.60	(0.10)	0.77	0.67
10/31/2025	$24.82	(0.20)	1.96	1.76
10/31/2024(x)	$24.61	(0.03)	0.23	0.20
Innovator Equity Defined Protection ETF - 2 Yr to April 2027
4/30/2026(g)	$25.68	(0.10)	0.68	0.58
10/31/2025(n)	$24.23	(0.11)	1.55	1.44
Innovator Equity Defined Protection ETF - 2 Yr to April 2028
4/30/2026(g)	$28.06	(0.11)	1.42	1.31
10/31/2025	$26.08	(0.21)	2.19	1.98
10/31/2024(y)	$24.72	(0.11)	1.45	1.34
Innovator Equity Defined Protection ETF - 2 Yr to January 2027
4/30/2026(g)	$27.12	(0.11)	0.83	0.72
10/31/2025(r)	$25.39	(0.17)	1.88	1.71
Innovator Equity Defined Protection ETF - 2 Yr to January 2028
4/30/2026(g)	$27.63	(0.11)	0.70	0.59
10/31/2025	$25.98	(0.21)	1.86	1.65
10/31/2024(z)	$24.33	(0.16)	1.79	1.63
Innovator Equity Defined Protection ETF - 2 Yr to July 2026
4/30/2026(g)	$28.75	(0.11)	1.13	1.02
10/31/2025	$26.67	(0.21)	2.29	2.08
10/31/2024(k)	$25.72	(0.07)	0.99	0.92

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

456

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.01	$28.03	3.06%	$121,235	0.79%	0.78%	(0.09)%	—%
0.02	$27.20	4.81%	$95,875	0.79%	0.79%	(0.78)%	—%

0.00 (h)	$25.76	2.35%	$33,489	0.79%	0.79%	(0.78)%	—%
0.01	$25.17	3.97%	$36,495	0.79%	0.79%	(0.78)%	—%

0.01	$27.16	2.44%	$141,248	0.79%	0.79%	(0.78)%	—%
0.02	$26.51	6.75%	$45,738	0.79%	0.79%	(0.78)%	—%
0.01	$24.84	0.00% (i)	$1,242	—%	—%	—%	—%

0.00 (h)	$27.32	2.40%	$114,747	0.79%	0.79%	(0.78)%	—%
0.01	$26.68	6.68%	$130,738	0.79%	0.79%	(0.78)%	—%
0.01	$25.01	−0.20%	$69,401	0.79%	0.79%	(0.80)%	—%

0.00 (h)	$27.27	2.50%	$144,522	0.79%	0.79%	(0.78)%	—%
0.02	$26.60	7.19%	$148,318	0.79%	0.79%	(0.78)%	—%
0.01	$24.82	0.86%	$109,824	0.79%	0.79%	(0.75)%	—%

—	$26.26	2.24%	$10,502	0.79%	0.79%	(0.78)%	—%
0.01	$25.68	5.99%	$10,273	0.79%	0.79%	(0.78)%	7%

—	$29.37	4.64%	$54,326	0.79%	0.79%	(0.77)%	7%
0.00 (h)	$28.06	7.59%	$57,528	0.79%	0.79%	(0.77)%	2%
0.02	$26.08	5.51%	$71,723	0.79%	0.79%	(0.76)%	14%

0.00 (h)	$27.84	2.65%	$32,013	0.79%	0.79%	(0.78)%	—%
0.02	$27.12	6.77%	$37,288	0.79%	0.79%	(0.77)%	7%

0.00 (h)	$28.22	2.16%	$45,159	0.79%	0.79%	(0.78)%	8%
0.00 (h)	$27.63	6.32%	$42,822	0.79%	0.79%	(0.77)%	4%
0.02	$25.98	6.80%	$59,762	0.79%	0.79%	(0.77)%	10%

0.00 (h)	$29.77	3.55%	$58,792	0.79%	0.79%	(0.77)%	—%
0.00 (h)	$28.75	7.78%	$61,090	0.79%	0.79%	(0.77)%	4%
0.03	$26.67	3.72%	$69,350	0.79%	0.79%	(0.76)%	47%

The accompanying notes are an integral part of these financial statements.

457

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations
Innovator Equity Defined Protection ETF - 2 Yr to July 2027
4/30/2026(g)	$29.44	(0.12)	0.71	0.59
10/31/2025	$27.47	(0.22)	2.19	1.97
10/31/2024	$24.27	(0.20)	3.39	3.19
10/31/2023(aa)	$24.86	(0.05)	(0.56)	(0.61)
Innovator Equity Defined Protection ETF - 2 Yr to October 2026
4/30/2026(g)	$26.33	(0.10)	0.83	0.73
10/31/2025	$24.68	(0.20)	1.84	1.64
10/31/2024(w)	$24.85	(0.02)	(0.17)	(0.19)
Innovator Equity Defined Protection ETF - 2 Yr to October 2027
4/30/2026(g)	$26.37	(0.10)	0.60	0.50
10/31/2025(bb)	$26.23	(0.02)	0.14	0.12
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
4/30/2026(g)	$26.02	(0.10)	0.14	0.04
10/31/2025	$25.19	(0.20)	1.01	0.81
10/31/2024(w)	$25.15	(0.02)	0.05	0.03
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
4/30/2026(g)	$28.79	(0.11)	0.89	0.78
10/31/2025	$26.71	(0.22)	2.29	2.07
10/31/2024(k)	$26.02	(0.07)	0.74	0.67
Innovator Equity Dual Directional 10 Buffer ETF - April
4/30/2026(g)(cc)	$18.98	(0.01)	1.02	1.01
Innovator Equity Dual Directional 10 Buffer ETF - December
4/30/2026(g)(dd)	$18.99	(0.06)	0.88	0.82
Innovator Equity Dual Directional 10 Buffer ETF - February
4/30/2026(g)(ee)	$19.23	(0.04)	0.57	0.53
Innovator Equity Dual Directional 10 Buffer ETF - January
4/30/2026(g)(ff)	$18.95	(0.05)	0.72	0.67
Innovator Equity Dual Directional 10 Buffer ETF - July
4/30/2026(g)	$20.64	(0.08)	1.05	0.97
10/31/2025(gg)	$19.62	(0.05)	1.03	0.98
Innovator Equity Dual Directional 10 Buffer ETF - March
4/30/2026(g)(hh)	$19.06	(0.02)	0.58	0.56
Innovator Equity Dual Directional 10 Buffer ETF - May
4/30/2026(g)(ii)	$19.67	—	(0.01)	(0.01)

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

458

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.00 (h)	$30.03	2.02%	$141,896	0.79%	0.79%	(0.78)%	3%
0.00 (h)	$29.44	7.15%	$167,788	0.79%	0.79%	(0.77)%	8%
0.01	$27.47	13.19%	$213,593	0.79%	0.79%	(0.77)%	4%
0.02	$24.27	−2.37%	$197,808	0.79%	0.79%	(0.79)%	7%

0.00 (h)	$27.06	2.77%	$69,685	0.79%	0.79%	(0.78)%	—%
0.01	$26.33	6.70%	$72,412	0.79%	0.79%	(0.77)%	8%
0.02	$24.68	−0.73%	$54,909	0.79%	0.79%	(0.80)%	11%

0.01	$26.88	1.92%	$19,487	0.79%	0.79%	(0.78)%	4%
0.02	$26.37	0.51%	$10,549	0.79%	0.79%	(0.78)%	9%

0.01	$26.07	0.19%	$80,811	0.79%	0.79%	(0.78)%	—%
0.02	$26.02	3.30%	$100,824	0.79%	0.79%	(0.78)%	—%
0.01	$25.19	0.12%	$75,566	0.79%	0.79%	(0.81)%	—%

0.00 (h)	$29.57	2.68%	$252,790	0.79%	0.79%	(0.79)%	—%
0.01	$28.79	7.78%	$241,144	0.79%	0.79%	(0.78)%	—%
0.02	$26.71	2.68%	$153,608	0.79%	0.79%	(0.77)%	—%

0.02	$20.01	5.40%	$14,509	0.79%	0.76%	(0.75)%	—%

0.02	$19.83	4.38%	$28,261	0.79%	0.79%	(0.78)%	—%

0.02	$19.78	2.81%	$18,297	0.79%	0.79%	(0.78)%	—%

0.02	$19.64	3.59%	$23,078	0.79%	0.79%	(0.78)%	—%

0.00 (h)	$21.61	4.71%	$102,646	0.79%	0.79%	(0.78)%	—%
0.04	$20.64	5.18%	$102,670	0.79%	0.79%	(0.77)%	—%

0.02	$19.64	3.01%	$12,768	0.79%	0.79%	(0.78)%	—%

0.02	$19.68	0.00% (i)	$984	—%	—%	—%	—%

The accompanying notes are an integral part of these financial statements.

459

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations
Innovator Equity Dual Directional 10 Buffer ETF - November
4/30/2026(g)(jj)	$18.96	(0.07)	0.98	0.91
10/31/2025(jj)	$18.95	—	(0.01)	(0.01)
Innovator Equity Dual Directional 10 Buffer ETF - October
4/30/2026(g)	$21.39	(0.08)	1.12	1.04
10/31/2025(bb)	$21.16	(0.01)	0.22	0.21
Innovator Equity Dual Directional 10 Buffer ETF - September
4/30/2026(g)	$21.08	(0.08)	1.08	1.00
10/31/2025(kk)	$20.48	(0.03)	0.61	0.58
Innovator Equity Dual Directional 15 Buffer ETF - April
4/30/2026(g)(cc)	$18.97	(0.01)	0.84	0.83
Innovator Equity Dual Directional 15 Buffer ETF - December
4/30/2026(g)(dd)	$18.99	(0.06)	0.71	0.65
Innovator Equity Dual Directional 15 Buffer ETF - February
4/30/2026(g)(ee)	$19.23	(0.04)	0.44	0.40
Innovator Equity Dual Directional 15 Buffer ETF - January
4/30/2026(g)(ff)	$18.95	(0.05)	0.55	0.50
Innovator Equity Dual Directional 15 Buffer ETF - July
4/30/2026(g)	$20.28	(0.08)	0.79	0.71
10/31/2025(gg)	$19.62	(0.05)	0.69	0.64
Innovator Equity Dual Directional 15 Buffer ETF - March
4/30/2026(g)(hh)	$19.06	(0.02)	0.42	0.40
Innovator Equity Dual Directional 15 Buffer ETF - May
4/30/2026(g)(ii)	$19.67	—	(0.01)	(0.01)
Innovator Equity Dual Directional 15 Buffer ETF - November
4/30/2026(g)(jj)	$18.96	(0.07)	0.84	0.77
10/31/2025(jj)	$18.95	—	(0.01)	(0.01)
Innovator Equity Dual Directional 15 Buffer ETF - October
4/30/2026(g)	$21.33	(0.08)	0.90	0.82
10/31/2025(bb)	$21.16	(0.01)	0.16	0.15
Innovator Equity Dual Directional 15 Buffer ETF - September
4/30/2026(g)	$20.92	(0.08)	0.86	0.78
10/31/2025(kk)	$20.48	(0.03)	0.44	0.41
Innovator Equity Dual Directional 5 Buffer ETF - Quarterly
4/30/2026(g)(ff)	$19.06	(0.05)	1.72	1.67

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

460

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.02	$19.89	4.91%	$47,240	0.79%	0.79%	(0.77)%	—%
0.02	$18.96	0.00%(i)	$948	—%	—%	—%	—%

0.00 (h)	$22.43	4.84%	$30,836	0.79%	0.79%	(0.77)%	—%
0.02	$21.39	1.04%	$47,061	0.79%	0.79%	(0.77)%	—%

0.00 (h)	$22.08	4.75%	$22,631	0.79%	0.79%	(0.78)%	—%
0.02	$21.08	2.87%	$21,604	0.79%	0.79%	(0.78)%	—%

0.03	$19.83	4.51%	$99,664	0.79%	0.76%	(0.75)%	—%

0.02	$19.66	3.46%	$118,436	0.79%	0.79%	(0.78)%	—%

0.02	$19.65	2.12%	$69,751	0.79%	0.79%	(0.77)%	—%

0.02	$19.47	2.68%	$77,874	0.79%	0.79%	(0.77)%	—%

0.00 (h)	$20.99	3.51%	$71,879	0.79%	0.79%	(0.78)%	—%
0.02	$20.28	3.35%	$83,129	0.79%	0.79%	(0.78)%	—%

0.02	$19.48	2.13%	$45,766	0.79%	0.79%	(0.77)%	—%

0.02	$19.68	0.00%(i)	$984	—%	—%	—%	—%

0.02	$19.75	4.18%	$110,116	0.79%	0.79%	(0.77)%	—%
0.02	$18.96	0.00%(i)	$948	—%	—%	—%	—%

0.01	$22.16	3.87%	$99,159	0.79%	0.79%	(0.77)%	—%
0.02	$21.33	0.77%	$121,069	0.79%	0.79%	(0.77)%	—%

0.00 (h)	$21.70	3.75%	$52,625	0.79%	0.79%	(0.77)%	—%
0.03	$20.92	2.09%	$55,431	0.79%	0.79%	(0.77)%	—%

0.02	$20.75	8.76%	$53,937	0.79%	0.79%	(0.78)%	—%

The accompanying notes are an integral part of these financial statements.

461

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations
Innovator Growth Accelerated ETF - Quarterly
4/30/2026(g)	$39.11	(0.15)	1.02	0.87
10/31/2025	$31.85	(0.28)	7.52	7.24
10/31/2024	$23.89	(0.22)	8.17	7.95
10/31/2023	$21.26	(0.18)	2.79	2.61
10/31/2022	$29.88	(0.20)	(8.43)	(8.63)
10/31/2021(l)	$25.53	(0.13)	4.47	4.34
Innovator Growth Accelerated Plus ETF - April
4/30/2026(g)	$44.13	(0.17)	5.85	5.68
10/31/2025	$35.82	(0.32)	8.61	8.29
10/31/2024	$29.81	(0.26)	6.26	6.00
10/31/2023	$23.41	(0.22)	6.60	6.38
10/31/2022	$29.53	(0.22)	(5.90)	(6.12)
10/31/2021(l)	$25.53	(0.13)	4.11	3.98
Innovator Growth Accelerated Plus ETF - January
4/30/2026(g)	$29.32	(0.11)	2.52	2.41
10/31/2025	$24.46	(0.20)	5.05	4.85
10/31/2024	$20.90	(0.18)	3.73	3.55
10/31/2023	$17.61	(0.15)	3.43	3.28
10/31/2022(ll)	$25.46	(0.13)	(7.74)	(7.87)
Innovator Growth Accelerated Plus ETF - July
4/30/2026(g)	$38.79	(0.15)	2.93	2.78
10/31/2025	$30.85	(0.27)	8.20	7.93
10/31/2024	$24.34	(0.23)	6.73	6.50
10/31/2023	$19.99	(0.18)	4.52	4.34
10/31/2022	$27.50	(0.18)	(7.35)	(7.53)
10/31/2021(j)	$25.52	(0.07)	2.05	1.98
Innovator Growth Accelerated Plus ETF - October
4/30/2026(g)	$34.06	(0.13)	2.64	2.51
10/31/2025	$27.85	(0.24)	6.43	6.19
10/31/2024	$22.79	(0.21)	5.27	5.06
10/31/2023	$18.52	(0.17)	4.43	4.26
10/31/2022	$25.70	(0.18)	(7.01)	(7.19)
10/31/2021(m)	$24.32	(0.02)	1.40	1.38
Innovator Growth-100 Dual Directional 5 Buffer ETF - Quarterly
4/30/2026(g)(ff)	$19.62	(0.05)	0.84	0.79

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

462

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.00 (h)	$39.98	2.23%	$53,979	0.79%	0.79%	(0.79)%	—%
0.02	$39.11	22.80%	$61,603	0.79%	0.79%	(0.78)%	—%
0.01	$31.85	33.34%	$34,241	0.79%	0.79%	(0.78)%	—%
0.02	$23.89	12.39%	$32,847	0.79%	0.79%	(0.78)%	—%
0.01	$21.26	−28.85%	$18,067	0.79%	0.79%	(0.79)%	—%
0.01	$29.88	17.02%	$15,685	0.79%	0.79%	(0.79)%	—%

0.01	$49.82	12.91%	$16,192	0.79%	0.79%	(0.78)%	—%
0.02	$44.13	23.17%	$30,888	0.79%	0.79%	(0.78)%	—%
0.01	$35.82	20.19%	$14,330	0.79%	0.79%	(0.77)%	—%
0.02	$29.81	27.32%	$18,628	0.79%	0.79%	(0.76)%	—%
0.00 (h)	$23.41	−20.72%	$7,023	0.79%	0.79%	(0.79)%	—%
0.02	$29.53	15.66%	$18,454	0.79%	0.79%	(0.79)%	—%

0.01	$31.74	8.24%	$16,662	0.79%	0.79%	(0.78)%	—%
0.01	$29.32	19.89%	$24,924	0.79%	0.79%	(0.78)%	—%
0.01	$24.46	17.03%	$28,738	0.79%	0.79%	(0.78)%	—%
0.01	$20.90	18.70%	$28,213	0.79%	0.79%	(0.78)%	—%
0.02	$17.61	−30.85%	$4,401	0.79%	0.79%	(0.79)%	—%

0.00 (h)	$41.57	7.17%	$27,024	0.79%	0.79%	(0.78)%	—%
0.01	$38.79	25.75%	$24,247	0.79%	0.79%	(0.78)%	—%
0.01	$30.85	26.76%	$16,968	0.79%	0.79%	(0.78)%	—%
0.01	$24.34	21.75%	$17,646	0.79%	0.79%	(0.78)%	—%
0.02	$19.99	−27.30%	$17,992	0.79%	0.79%	(0.79)%	—%
0.00 (h)	$27.50	7.75%	$8,250	0.79%	0.79%	(0.79)%	—%

0.01	$36.58	7.40%	$15,546	0.79%	0.79%	(0.78)%	—%
0.02	$34.06	22.28%	$14,475	0.79%	0.79%	(0.78)%	—%
0.00 (h)	$27.85	22.23%	$8,356	0.79%	0.79%	(0.78)%	—%
0.01	$22.79	23.04%	$11,394	0.79%	0.79%	(0.78)%	—%
0.01	$18.52	−27.95%	$6,019	0.79%	0.79%	(0.79)%	—%
0.00 (h)	$25.70	5.69%	$2,570	0.79%	0.79%	(0.82)%	—%

0.02	$20.43	4.04%	$24,511	0.79%	0.79%	(0.78)%	—%

The accompanying notes are an integral part of these financial statements.

463

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations
Innovator Growth-100 Power Buffer ETF - April
4/30/2026(g)	$53.06	(0.21)	5.17	4.96
10/31/2025	$48.66	(0.39)	4.78	4.39
10/31/2024	$41.72	(0.36)	7.28	6.92
10/31/2023	$34.67	(0.31)	7.33	7.02
10/31/2022	$38.38	(0.29)	(3.45)	(3.74)
10/31/2021	$34.93	(0.29)	3.71	3.42
Innovator Growth-100 Power Buffer ETF - August
4/30/2026(g)	$29.35	(0.11)	1.67	1.56
10/31/2025	$24.90	(0.21)	4.64	4.43
10/31/2024(o)	$24.31	(0.05)	0.63	0.58
Innovator Growth-100 Power Buffer ETF - December
4/30/2026(g)	$27.46	(0.11)	1.71	1.60
10/31/2025(p)	$24.28	(0.18)	3.34	3.16
Innovator Growth-100 Power Buffer ETF - February
4/30/2026(g)	$27.58	(0.11)	1.97	1.86
10/31/2025(q)	$24.88	(0.15)	2.84	2.69
Innovator Growth-100 Power Buffer ETF - January
4/30/2026(g)	$53.90	(0.21)	3.62	3.41
10/31/2025	$46.55	(0.38)	7.72	7.34
10/31/2024	$40.87	(0.34)	6.00	5.66
10/31/2023	$35.60	(0.30)	5.56	5.26
10/31/2022	$42.07	(0.30)	(6.19)	(6.49)
10/31/2021	$37.44	(0.31)	4.91	4.60
Innovator Growth-100 Power Buffer ETF - July
4/30/2026(g)	$72.08	(0.28)	4.18	3.90
10/31/2025	$60.59	(0.51)	11.97	11.46
10/31/2024	$50.27	(0.44)	10.74	10.30
10/31/2023	$43.06	(0.38)	7.54	7.16
10/31/2022	$47.65	(0.35)	(4.28)	(4.63)
10/31/2021	$42.23	(0.36)	5.74	5.38
Innovator Growth-100 Power Buffer ETF - June
4/30/2026(g)	$31.16	(0.12)	1.66	1.54
10/31/2025	$26.39	(0.22)	4.98	4.76
10/31/2024(mm)	$25.05	(0.08)	1.40	1.32
Innovator Growth-100 Power Buffer ETF - March
4/30/2026(g)	$29.09	(0.12)	2.38	2.26
10/31/2025(t)	$26.22	(0.14)	2.99	2.85

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

464

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

—	$58.02	9.34%	$216,121	0.79%	0.79%	(0.78)%	—%
0.01	$53.06	9.05%	$206,950	0.79%	0.79%	(0.78)%	—%
0.02	$48.66	16.65%	$194,646	0.79%	0.79%	(0.77)%	—%
0.03	$41.72	20.33%	$132,446	0.79%	0.79%	(0.78)%	—%
0.03	$34.67	−9.67%	$52,866	0.79%	0.79%	(0.79)%	—%
0.03	$38.38	9.87%	$41,254	0.79%	0.79%	(0.79)%	—%

0.00 (h)	$30.91	5.30%	$80,361	0.79%	0.79%	(0.78)%	—%
0.02	$29.35	17.89%	$83,651	0.79%	0.79%	(0.78)%	—%
0.01	$24.90	2.43%	$16,805	0.79%	0.79%	(0.78)%	—%

0.01	$29.07	5.86%	$79,938	0.79%	0.79%	(0.78)%	—%
0.02	$27.46	13.11%	$42,562	0.79%	0.79%	(0.77)%	—%

0.01	$29.45	6.81%	$83,205	0.79%	0.79%	(0.78)%	—%
0.01	$27.58	10.85%	$46,190	0.79%	0.79%	(0.78)%	—%

0.00 (h)	$57.31	6.34%	$371,114	0.79%	0.79%	(0.78)%	—%
0.01	$53.90	15.79%	$289,712	0.79%	0.79%	(0.78)%	—%
0.02	$46.55	13.90%	$201,328	0.79%	0.79%	(0.77)%	—%
0.01	$40.87	14.79%	$77,649	0.79%	0.79%	(0.78)%	—%
0.02	$35.60	−15.37%	$82,777	0.79%	0.79%	(0.79)%	—%
0.03	$42.07	12.36%	$87,297	0.79%	0.79%	(0.79)%	—%

0.00 (h)	$75.98	5.40%	$212,734	0.79%	0.79%	(0.78)%	—%
0.03	$72.08	18.97%	$246,884	0.79%	0.79%	(0.78)%	—%
0.02	$60.59	20.52%	$266,590	0.79%	0.79%	(0.78)%	—%
0.05	$50.27	16.77%	$266,454	0.79%	0.79%	(0.77)%	—%
0.04	$43.06	−9.64%	$118,404	0.79%	0.79%	(0.79)%	—%
0.04	$47.65	12.83%	$55,986	0.79%	0.79%	(0.79)%	—%

0.01	$32.71	4.99%	$56,426	0.79%	0.79%	(0.78)%	—%
0.01	$31.16	18.05%	$70,100	0.79%	0.79%	(0.78)%	—%
0.02	$26.39	5.38%	$27,052	0.79%	0.79%	(0.77)%	—%

0.02	$31.37	7.84%	$93,321	0.79%	0.79%	(0.78)%	—%
0.02	$29.09	10.96%	$29,089	0.79%	0.79%	(0.78)%	—%

The accompanying notes are an integral part of these financial statements.

465

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations
Innovator Growth-100 Power Buffer ETF - May
4/30/2026(g)	$27.47	(0.11)	1.17	1.06
10/31/2025(u)	$24.53	(0.10)	3.02	2.92
Innovator Growth-100 Power Buffer ETF - November
4/30/2026(g)	$28.76	(0.11)	1.56	1.45
10/31/2025	$24.97	(0.20)	3.97	3.77
10/31/2024(v)	$24.97	—	—	—
Innovator Growth-100 Power Buffer ETF - October
4/30/2026(g)	$57.70	(0.22)	3.19	2.97
10/31/2025	$49.70	(0.41)	8.40	7.99
10/31/2024	$42.13	(0.37)	7.93	7.56
10/31/2023	$35.28	(0.30)	7.12	6.82
10/31/2022	$40.07	(0.30)	(4.51)	(4.81)
10/31/2021	$33.53	(0.30)	6.82	6.52
Innovator Growth-100 Power Buffer ETF - September
4/30/2026(g)	$29.07	(0.11)	1.57	1.46
10/31/2025	$24.89	(0.21)	4.37	4.16
10/31/2024(x)	$24.58	(0.03)	0.32	0.29
Innovator International Developed 10 Buffer ETF - Quarterly
4/30/2026(g)	$28.62	(0.12)	1.87	1.75
10/31/2025	$25.38	(0.23)	3.43	3.20
10/31/2024(k)	$25.02	(0.07)	0.42	0.35
Innovator International Developed Power Buffer ETF - April
4/30/2026(g)	$30.19	(0.13)	2.37	2.24
10/31/2025	$27.39	(0.24)	3.04	2.80
10/31/2024	$23.83	(0.22)	3.77	3.55
10/31/2023	$22.46	(0.21)	1.56	1.35
10/31/2022	$25.87	(0.20)	(3.25)	(3.45)
10/31/2021(l)	$24.90	(0.13)	1.08	0.95
Innovator International Developed Power Buffer ETF - August
4/30/2026(g)	$27.87	(0.12)	1.74	1.62
10/31/2025	$24.44	(0.22)	3.62	3.40
10/31/2024(o)	$24.87	(0.05)	(0.39)	(0.44)
Innovator International Developed Power Buffer ETF - December
4/30/2026(g)	$31.45	(0.14)	2.14	2.00
10/31/2025	$27.19	(0.24)	4.49	4.25
10/31/2024(nn)	$24.99	(0.21)	2.40	2.19

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

466

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.00 (h)	$28.53	3.86%	$13,551	0.79%	0.79%	(0.78)%	—%
0.02	$27.47	12.00%	$17,168	0.79%	0.79%	(0.78)%	—%

0.02	$30.23	5.13%	$111,109	0.79%	0.79%	(0.78)%	—%
0.02	$28.76	15.19%	$21,568	0.79%	0.79%	(0.77)%	—%
—	$24.97	0.00% (i)	$1,248	—%	—%	—%	—%

0.01	$60.68	5.16%	$236,953	0.79%	0.79%	(0.78)%	—%
0.01	$57.70	16.11%	$253,611	0.79%	0.79%	(0.78)%	—%
0.01	$49.70	17.98%	$161,025	0.79%	0.79%	(0.78)%	—%
0.03	$42.13	19.41%	$148,284	0.79%	0.79%	(0.78)%	—%
0.02	$35.28	−11.95%	$80,965	0.79%	0.79%	(0.79)%	—%
0.02	$40.07	19.51%	$77,928	0.79%	0.79%	(0.79)%	—%

0.01	$30.54	5.06%	$38,941	0.79%	0.79%	(0.78)%	—%
0.02	$29.07	16.82%	$63,231	0.79%	0.79%	(0.77)%	—%
0.02	$24.89	1.26%	$36,083	0.79%	0.79%	(0.75)%	—%

0.00 (h)	$30.37	6.11%	$104,030	0.85%	0.85%	(0.85)%	—%
0.04	$28.62	12.80%	$73,709	0.85%	0.85%	(0.85)%	—%
0.01	$25.38	1.45%	$5,710	0.85%	0.85%	(0.84)%	—%

0.00 (h)	$32.43	7.42%	$205,133	0.85%	0.85%	(0.84)%	—%
0.00 (h)	$30.19	10.24%	$230,210	0.85%	0.85%	(0.84)%	—%
0.01	$27.39	14.92%	$201,979	0.85%	0.85%	(0.84)%	—%
0.02	$23.83	6.10%	$222,226	0.85%	0.85%	(0.84)%	—%
0.04	$22.46	−13.17%	$43,236	0.85%	0.85%	(0.84)%	—%
0.02	$25.87	3.88%	$20,047	0.85%	0.85%	(0.85)%	—%

0.00 (h)	$29.49	5.83%	$45,712	0.85%	0.85%	(0.84)%	—%
0.03	$27.87	14.01%	$74,541	0.85%	0.85%	(0.84)%	—%
0.01	$24.44	−1.70%	$14,665	0.85%	0.85%	(0.85)%	—%

0.01	$33.46	6.39%	$44,335	0.85%	0.85%	(0.84)%	—%
0.01	$31.45	15.68%	$21,230	0.85%	0.85%	(0.84)%	—%
0.01	$27.19	8.80%	$10,875	0.85%	0.85%	(0.84)%	—%

The accompanying notes are an integral part of these financial statements.

467

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator International Developed Power Buffer ETF - February
4/30/2026(g)	$29.57	(0.13)	1.12	0.99	—	—	—	—
10/31/2025	$26.29	(0.23)	3.49	3.26	—	—	—	—
10/31/2024(oo)	$25.00	(0.16)	1.44	1.28	—	—	—	—
Innovator International Developed Power Buffer ETF - January
4/30/2026(g)	$35.46	(0.15)	1.88	1.73	—	—	—	—
10/31/2025	$31.70	(0.28)	4.03	3.75	—	—	—	—
10/31/2024	$27.13	(0.26)	4.82	4.56	—	—	—	—
10/31/2023	$24.11	(0.24)	3.24	3.00	—	—	—	—
10/31/2022	$27.04	(0.22)	(2.72)	(2.94)	—	—	—	—
10/31/2021	$23.82	(0.22)	3.43	3.21	—	—	—	—
Innovator International Developed Power Buffer ETF - July
4/30/2026(g)	$32.73	(0.14)	2.26	2.12	—	—	—	—
10/31/2025	$28.08	(0.26)	4.90	4.64	—	—	—	—
10/31/2024	$25.05	(0.23)	3.26	3.03	—	—	—	—
10/31/2023	$22.08	(0.21)	3.16	2.95	—	—	—	—
10/31/2022	$24.68	(0.20)	(2.42)	(2.62)	—	—	—	—
10/31/2021	$22.73	(0.21)	2.15	1.94	—	—	—	—
Innovator International Developed Power Buffer ETF - June
4/30/2026(g)	$28.49	(0.12)	2.14	2.02	—	—	—	—
10/31/2025	$25.03	(0.23)	3.67	3.44	—	—	—	—
10/31/2024(mm)	$25.12	(0.09)	(0.01)	(0.10)	—	—	—	—
Innovator International Developed Power Buffer ETF - March
4/30/2026(g)	$29.12	(0.12)	0.74	0.62	—	—	—	—
10/31/2025	$25.89	(0.23)	3.44	3.21	—	—	—	—
10/31/2024(pp)	$25.13	(0.15)	0.89	0.74	—	—	—	—
Innovator International Developed Power Buffer ETF - May
4/30/2026(g)	$29.13	(0.13)	2.13	2.00	—	—	—	—
10/31/2025	$25.62	(0.23)	3.72	3.49	—	—	—	—
10/31/2024(qq)	$24.83	(0.11)	0.89	0.78	—	—	—	—
Innovator International Developed Power Buffer ETF - November
4/30/2026(g)	$33.65	(0.15)	2.27	2.12	—	—	—	—
10/31/2025	$29.32	(0.26)	4.57	4.31	—	—	—	—
10/31/2024	$24.94	(0.24)	4.60	4.36	—	—	—	—
10/31/2023(rr)	$24.95	—	(0.01)	(0.01)	—	—	—	—

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

468

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.02	$30.58	3.40%	$82,563	0.85%	0.85%	(0.84)%	—%
0.02	$29.57	12.47%	$26,617	0.85%	0.85%	(0.84)%	—%
0.01	$26.29	5.18%	$11,833	0.85%	0.85%	(0.84)%	—%

0.01	$37.20	4.89%	$263,169	0.85%	0.85%	(0.84)%	—%
0.01	$35.46	11.85%	$157,807	0.85%	0.85%	(0.84)%	—%
0.01	$31.70	16.87%	$180,718	0.85%	0.85%	(0.84)%	—%
0.02	$27.13	12.54%	$120,724	0.85%	0.85%	(0.84)%	—%
0.01	$24.11	−10.84%	$65,688	0.85%	0.85%	(0.85)%	—%
0.01	$27.04	13.47%	$57,450	0.85%	0.85%	(0.85)%	—%

0.00(h)	$34.85	6.49%	$193,425	0.85%	0.85%	(0.84)%	—%
0.01	$32.73	16.54%	$228,273	0.85%	0.85%	(0.84)%	—%
0.00(h)	$28.08	12.10%	$159,369	0.85%	0.85%	(0.84)%	—%
0.02	$25.05	13.47%	$196,023	0.85%	0.85%	(0.84)%	—%
0.02	$22.08	−10.54%	$188,757	0.85%	0.85%	(0.85)%	—%
0.01	$24.68	8.58%	$56,141	0.85%	0.85%	(0.85)%	—%

0.00(h)	$30.51	7.10%	$43,475	0.85%	0.85%	(0.84)%	—%
0.02	$28.49	13.79%	$59,109	0.85%	0.85%	(0.84)%	—%
0.01	$25.03	−0.31%	$23,783	0.85%	0.85%	(0.83)%	—%

0.02	$29.76	2.20%	$82,594	0.85%	0.85%	(0.84)%	—%
0.02	$29.12	12.49%	$34,220	0.85%	0.85%	(0.84)%	—%
0.02	$25.89	3.02%	$12,945	0.85%	0.85%	(0.85)%	—%

—	$31.13	6.88%	$31,911	0.85%	0.85%	(0.84)%	—%
0.02	$29.13	13.69%	$34,227	0.85%	0.85%	(0.84)%	—%
0.01	$25.62	3.19%	$8,968	0.85%	0.85%	(0.84)%	—%

0.02	$35.79	6.37%	$54,578	0.85%	0.85%	(0.84)%	—%
0.02	$33.65	14.77%	$11,776	0.85%	0.85%	(0.84)%	—%
0.02	$29.32	17.50%	$4,397	0.85%	0.85%	(0.84)%	—%
—	$24.94	—%	$1,247	—%	—%	—%	—%

The accompanying notes are an integral part of these financial statements.

469

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator International Developed Power Buffer ETF - October
4/30/2026(g)	$34.08	(0.15)	2.21	2.06	—	—	—	—
10/31/2025	$29.51	(0.27)	4.82	4.55	—	—	—	—
10/31/2024	$25.77	(0.24)	3.97	3.73	—	—	—	—
10/31/2023	$22.20	(0.21)	3.77	3.56	—	—	—	—
10/31/2022	$25.40	(0.20)	(3.05)	(3.25)	—	—	—	—
10/31/2021(m)	$24.97	(0.02)	0.45	0.43	—	—	—	—
Innovator International Developed Power Buffer ETF - September
4/30/2026(g)	$31.82	(0.14)	2.10	1.96	—	—	—	—
10/31/2025	$27.91	(0.24)	4.12	3.88	—	—	—	—
10/31/2024	$24.03	(0.23)	4.10	3.87	—	—	—	—
10/31/2023(ss)	$24.97	(0.03)	(0.93)	(0.96)	—	—	—	—
Innovator Nasdaq-100 10 Buffer ETF - Quarterly
4/30/2026(g)	$29.16	(0.11)	1.35	1.24	—	—	—	—
10/31/2025	$25.34	(0.21)	4.01	3.80	—	—	—	—
10/31/2024(k)	$24.87	(0.07)	0.49	0.42	—	—	—	—
Innovator Premium Income 15 Buffer ETF - April
4/30/2026(g)	$25.15	0.38	0.46	0.84	(0.70)	—	—	(0.70)
10/31/2025	$25.02	0.88	0.61	1.49	(1.12)	—	(0.25)	(1.37)
10/31/2024(y)	$24.92	0.64	0.27	0.91	(0.69)	—	(0.21)	(0.82)
Innovator Premium Income 15 Buffer ETF - January
4/30/2026(g)	$24.67	0.34	0.22	0.56	(0.61)	—	—	(0.61)
10/31/2025	$24.59	0.85	0.49	1.34	(1.20)	—	(0.07)	(1.27)
10/31/2024(z)	$24.48	0.84	0.39	1.23	(0.82)	—	(0.32)	(1.14)
Innovator Premium Income 15 Buffer ETF - July
4/30/2026(g)	$23.94	0.37	0.22	0.59	(0.62)	—	—	(0.62)
10/31/2025	$23.84	0.84	0.54	1.38	(1.08)	—	(0.22)	(1.30)
10/31/2024(k)	$23.76	0.34	0.17	0.51	(0.32)	—	(0.12)	(0.44)
Innovator Premium Income 15 Buffer ETF - October
4/30/2026(g)	$23.79	0.35	0.35	0.70	(0.62)	—	—	(0.62)
10/31/2025	$23.65	0.76	0.59	1.35	(1.22)	—	—	(1.22)
10/31/2024	$23.68	1.04	0.47	1.51	(1.02)	—	(0.53)	(1.55)
10/31/2023(tt)	$23.73	0.09	(0.03)	0.06	(0.06)	—	(0.07)	(0.13)
Innovator Premium Income 20 Barrier ETF - April
4/30/2026(g)	$24.89	0.38	0.70	1.08	(0.55)	(0.26)	—	(0.81)
10/31/2025	$24.71	0.87	0.93	1.80	(1.27)	(0.35)	—	(1.62)
10/31/2024	$24.71	1.02	0.76	1.78	(1.28)	(0.42)	(0.08)	(1.78)
10/31/2023(uu)	$24.46	0.59	0.61	1.20	(0.79)	(0.18)	—	(0.97)

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

470

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.00(h)	$36.14	6.06%	$177,992	0.85%	0.85%	(0.84)%	—%
0.02	$34.08	15.49%	$194,233	0.85%	0.85%	(0.84)%	—%
0.01	$29.51	14.50%	$121,710	0.85%	0.85%	(0.84)%	—%
0.01	$25.77	16.07%	$105,653	0.85%	0.85%	(0.84)%	—%
0.05	$22.20	−12.60%	$94,355	0.85%	0.85%	(0.85)%	—%
0.00(h)	$25.40	1.72%	$9,525	0.85%	0.85%	(0.85)%	—%

0.00(h)	$33.78	6.17%	$91,208	0.85%	0.85%	(0.84)%	—%
0.03	$31.82	14.01%	$101,019	0.85%	0.85%	(0.84)%	—%
0.01	$27.91	16.13%	$67,676	0.85%	0.85%	(0.84)%	—%
0.02	$24.03	−3.76%	$36,047	0.85%	0.85%	(0.85)%	—%

0.00(h)	$30.40	4.24%	$158,079	0.79%	0.79%	(0.79)%	—%
0.02	$29.16	15.09%	$212,160	0.79%	0.79%	(0.78)%	—%
0.05	$25.34	1.91%	$80,453	0.79%	0.79%	(0.78)%	—%

0.00(h)	$25.29	3.43%	$6,956	0.79%	0.79%	3.05%	—%
0.01	$25.15	6.15%	$7,544	0.79%	0.79%	3.51%	—%
0.01	$25.02	3.73%	$3,752	0.79%	0.79%	4.36%	—%

0.00(h)	$24.62	2.29%	$12,308	0.79%	0.79%	2.81%	—%
0.01	$24.67	5.62%	$11,717	0.79%	0.79%	3.45%	—%
0.02	$24.59	5.21%	$8,607	0.78%	0.78%	4.06%	—%

0.01	$23.92	2.52%	$8,969	0.79%	0.79%	3.14%	—%
0.02	$23.94	6.03%	$7,781	0.79%	0.79%	3.52%	—%
0.01	$23.84	2.16%	$2,384	0.79%	0.79%	4.26%	—%

—	$23.87	2.94%	$13,724	0.79%	0.79%	2.93%	—%
0.01	$23.79	5.87%	$13,680	0.79%	0.79%	3.19%	—%
0.01	$23.65	6.60%	$18,332	0.79%	0.79%	4.35%	—%
0.02	$23.68	0.32%	$7,103	0.79%	0.79%	4.97%	—%

0.00(h)	$25.16	4.46%	$23,904	0.79%	0.79%	3.09%	—%
0.00(h)	$24.89	7.48%	$26,134	0.79%	0.79%	3.49%	—%
0.00(h)	$24.71	7.43%	$27,802	0.79%	0.79%	4.12%	—%
0.02	$24.71	5.04%	$26,563	0.79%	0.79%	4.10%	—%

The accompanying notes are an integral part of these financial statements.

471

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator Premium Income 20 Barrier ETF - January
4/30/2026(g)	$24.86	0.35	0.33	0.68	(0.77)	—	—	(0.77)
10/31/2025	$24.82	0.86	0.73	1.59	(1.30)	(0.26)	—	(1.56)
10/31/2024(z)	$24.58	0.86	0.60	1.46	(1.01)	(0.23)	—	(1.24)
Innovator Premium Income 20 Barrier ETF - July
4/30/2026(g)	$25.13	0.39	0.37	0.76	(0.52)	(0.41)	—	(0.93)
10/31/2025	$24.94	0.97	0.82	1.79	(1.35)	(0.25)	—	(1.60)
10/31/2024	$24.56	1.12	1.04	2.16	(1.45)	(0.33)	—	(1.78)
10/31/2023(vv)	$24.72	0.39	(0.11)	0.28	(0.30)	—	(0.16)	(0.46)
Innovator Premium Income 20 Barrier ETF - October
4/30/2026(g)	$23.96	0.35	0.57	0.92	(0.72)	(0.06)	—	(0.78)
10/31/2025	$23.79	0.77	0.90	1.67	(1.11)	(0.40)	—	(1.51)
10/31/2024	$23.83	1.08	0.74	1.82	(1.37)	(0.37)	(0.13)	(1.87)
10/31/2023(tt)	$23.82	0.09	(0.10)	(0.01)	—	—	—	—
Innovator Premium Income 30 Barrier ETF - April
4/30/2026(g)	$24.77	0.37	0.46	0.83	(0.45)	(0.22)	—	(0.67)
10/31/2025	$24.70	0.86	0.56	1.42	(1.18)	(0.17)	—	(1.35)
10/31/2024	$24.69	1.01	0.50	1.51	(1.16)	(0.32)	(0.02)	(1.50)
10/31/2023(uu)	$24.46	0.58	0.43	1.01	(0.66)	(0.14)	—	(0.80)
Innovator Premium Income 30 Barrier ETF - January
4/30/2026(g)	$24.82	0.36	0.20	0.56	(0.62)	—	—	(0.62)
10/31/2025	$24.78	0.86	0.46	1.32	(1.07)	(0.21)	—	(1.28)
10/31/2024(z)	$24.58	0.85	0.35	1.20	(0.89)	(0.14)	—	(1.03)
Innovator Premium Income 30 Barrier ETF - July
4/30/2026(g)	$25.08	0.39	0.25	0.64	(0.45)	(0.30)	—	(0.75)
10/31/2025	$24.94	0.97	0.53	1.50	(1.22)	(0.14)	—	(1.36)
10/31/2024	$24.77	1.11	0.60	1.71	(1.32)	(0.22)	—	(1.54)
10/31/2023(vv)	$24.73	0.39	0.02	0.41	(0.34)	—	(0.06)	(0.40)
Innovator Premium Income 30 Barrier ETF - October
4/30/2026(g)	$23.95	0.35	0.39	0.74	(0.64)	—	—	(0.64)
10/31/2025	$23.81	0.76	0.63	1.39	(0.95)	(0.28)	(0.02)	(1.25)
10/31/2024	$23.86	1.08	0.44	1.52	(1.30)	(0.25)	(0.03)	(1.58)
10/31/2023(tt)	$23.82	0.09	(0.08)	0.01	—	—	—	—
Innovator U.S. Equity 10 Buffer ETF - Quarterly
4/30/2026(g)	$32.20	(0.11)	1.36	1.25	—	—	—	—
10/31/2025	$29.23	(0.21)	3.17	2.96	—	—	—	—
10/31/2024	$25.53	(0.19)	3.86	3.67	—	—	—	—
10/31/2023(tt)	$25.61	(0.01)	(0.09)	(0.10)	—	—	—	—

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

472

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.01	$24.78	2.85%	$19,203	0.79%	0.79%	2.86%	—%
0.01	$24.86	6.68%	$10,566	0.79%	0.79%	3.46%	—%
0.02	$24.82	6.11%	$9,307	0.79%	0.79%	4.13%	—%

0.00(h)	$24.96	3.09%	$16,850	0.79%	0.79%	3.16%	—%
0.00(h)	$25.13	7.41%	$18,849	0.79%	0.79%	3.85%	—%
0.00(h)	$24.94	8.99%	$20,574	0.79%	0.79%	4.46%	—%
0.02	$24.56	1.20%	$25,172	0.79%	0.79%	4.86%	—%

0.00(h)	$24.10	3.90%	$19,883	0.79%	0.79%	2.97%	—%
0.01	$23.96	7.21%	$20,365	0.79%	0.79%	3.21%	—%
0.01	$23.79	7.83%	$19,630	0.79%	0.79%	4.44%	—%
0.02	$23.83	0.04%	$10,724	0.79%	0.79%	5.08%	—%

0.00(h)	$24.93	3.42%	$31,168	0.79%	0.79%	3.03%	—%
0.00(h)	$24.77	5.90%	$34,062	0.79%	0.79%	3.47%	—%
0.00(h)	$24.70	6.30%	$38,287	0.79%	0.79%	4.08%	—%
0.02	$24.69	4.23%	$48,754	0.79%	0.79%	4.08%	—%

0.00(h)	$24.76	2.30%	$15,473	0.79%	0.79%	2.91%	—%
0.00(h)	$24.82	5.48%	$16,133	0.79%	0.79%	3.48%	—%
0.03	$24.78	5.10%	$22,303	0.79%	0.79%	4.10%	—%

0.00(h)	$24.97	2.56%	$16,228	0.79%	0.79%	3.15%	—%
0.00(h)	$25.08	6.15%	$17,555	0.79%	0.79%	3.85%	—%
0.00(h)	$24.94	7.07%	$23,695	0.79%	0.79%	4.44%	—%
0.03	$24.77	1.79%	$28,487	0.79%	0.79%	4.77%	—%

0.00(h)	$24.05	3.14%	$19,242	0.79%	0.79%	2.94%	—%
0.00(h)	$23.95	5.92%	$17,959	0.79%	0.79%	3.19%	—%
0.01	$23.81	6.53%	$21,430	0.79%	0.79%	4.46%	—%
0.03	$23.86	0.17%	$13,720	0.79%	0.79%	5.06%	—%

0.00(h)	$33.45	3.90%	$632,252	0.69%	0.69%	(0.69)%	—%
0.01	$32.20	10.17%	$634,293	0.69%	0.69%	(0.68)%	—%
0.03	$29.23	14.46%	$256,458	0.69%	0.69%	(0.68)%	—%
0.02	$25.53	−0.30%	$24,896	0.69%	0.69%	(0.68)%	—%

The accompanying notes are an integral part of these financial statements.

473

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
4/30/2026(g)	$35.12	(0.12)	0.20	0.08	—	—	—	—
10/31/2025	$31.48	(0.22)	3.85	3.63	—	—	—	—
10/31/2024	$25.23	(0.20)	6.42	6.22	—	—	—	—
10/31/2023(tt)	$25.61	(0.01)	(0.39)	(0.40)	—	—	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
4/30/2026(g)	$38.08	(0.15)	3.21	3.06	—	—	—	—
10/31/2025	$33.34	(0.28)	4.98	4.70	—	—	—	—
10/31/2024	$28.67	(0.25)	4.91	4.66	—	—	—	—
10/31/2023	$25.30	(0.22)	3.57	3.35	—	—	—	—
10/31/2022	$27.09	(0.21)	(1.59)	(1.80)	—	—	—	—
10/31/2021(l)	$25.37	(0.12)	1.83	1.71	—	—	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - January
4/30/2026(g)	$31.55	(0.12)	1.65	1.53	—	—	—	—
10/31/2025	$28.40	(0.23)	3.35	3.12	—	—	—	—
10/31/2024	$24.69	(0.21)	3.92	3.71	—	—	—	—
10/31/2023	$22.00	(0.19)	2.87	2.68	—	—	—	—
10/31/2022(ll)	$24.70	(0.15)	(2.57)	(2.72)	—	—	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - July
4/30/2026(g)	$37.68	(0.15)	1.95	1.80	—	—	—	—
10/31/2025	$33.42	(0.27)	4.52	4.25	—	—	—	—
10/31/2024	$28.10	(0.25)	5.56	5.31	—	—	—	—
10/31/2023	$25.28	(0.22)	3.02	2.80	—	—	—	—
10/31/2022	$26.49	(0.20)	(1.04)	(1.24)	—	—	—	—
10/31/2021(j)	$25.68	(0.07)	0.87	0.80	—	—	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - October
4/30/2026(g)	$33.11	(0.13)	1.78	1.65	—	—	—	—
10/31/2025	$29.58	(0.24)	3.73	3.49	—	—	—	—
10/31/2024	$25.93	(0.22)	3.87	3.65	—	—	—	—
10/31/2023	$22.82	(0.19)	3.29	3.10	—	—	—	—
10/31/2022	$24.77	(0.19)	(1.80)	(1.99)	—	—	—	—
10/31/2021(m)	$24.04	(0.02)	0.74	0.72	—	—	—	—
Innovator U.S. Equity Accelerated ETF - Quarterly
4/30/2026(g)	$40.62	(0.16)	1.68	1.52	—	—	—	—
10/31/2025	$34.90	(0.29)	6.00	5.71	—	—	—	—
10/31/2024	$27.09	(0.25)	8.05	7.80	—	—	—	—
10/31/2023	$22.88	(0.21)	4.39	4.18	—	—	—	—
10/31/2022	$28.25	(0.20)	(5.19)	(5.39)	—	—	—	—
10/31/2021(l)	$25.37	(0.13)	3.00	2.87	—	—	—	—

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

474

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.00(h)	$35.20	0.22%	$165,437	0.69%	0.69%	(0.68)%	2%
0.01	$35.12	11.56%	$155,410	0.69%	0.69%	(0.68)%	—%
0.03	$31.48	24.78%	$102,316	0.69%	0.69%	(0.68)%	—%
0.02	$25.23	−1.49%	$12,615	0.69%	0.69%	(0.68)%	—%

—	$41.14	8.02%	$131,639	0.79%	0.79%	(0.77)%	2%
0.04	$38.08	14.21%	$153,283	0.79%	0.79%	(0.78)%	—%
0.01	$33.34	16.31%	$86,696	0.79%	0.79%	(0.78)%	—%
0.02	$28.67	13.33%	$73,825	0.79%	0.79%	(0.77)%	—%
0.01	$25.30	−6.61%	$19,606	0.79%	0.79%	(0.79)%	—%
0.01	$27.09	6.77%	$19,639	0.79%	0.79%	(0.79)%	—%

0.00(h)	$33.08	4.86%	$95,117	0.79%	0.79%	(0.78)%	—%
0.03	$31.55	11.10%	$92,286	0.79%	0.79%	(0.78)%	—%
0.00(h)	$28.40	15.01%	$86,616	0.79%	0.79%	(0.78)%	—%
0.01	$24.69	12.24%	$71,609	0.79%	0.79%	(0.77)%	—%
0.02	$22.00	−10.93%	$14,300	0.79%	0.79%	(0.79)%	—%

0.01	$39.49	4.80%	$74,045	0.79%	0.79%	(0.78)%	—%
0.01	$37.68	12.75%	$127,179	0.79%	0.79%	(0.78)%	—%
0.01	$33.42	18.93%	$150,392	0.79%	0.79%	(0.78)%	—%
0.02	$28.10	11.14%	$78,681	0.79%	0.79%	(0.78)%	—%
0.03	$25.28	−4.56%	$32,237	0.79%	0.79%	(0.79)%	—%
0.01	$26.49	3.16%	$10,597	0.79%	0.79%	(0.79)%	—%

0.00(h)	$34.76	4.97%	$63,432	0.79%	0.79%	(0.78)%	—%
0.04	$33.11	11.93%	$83,606	0.79%	0.79%	(0.78)%	—%
0.00(h)	$29.58	14.08%	$66,560	0.79%	0.79%	(0.78)%	—%
0.01	$25.93	13.62%	$55,106	0.79%	0.79%	(0.78)%	—%
0.04	$22.82	−7.85%	$35,948	0.79%	0.79%	(0.79)%	—%
0.01	$24.77	3.03%	$4,334	0.79%	0.79%	(0.82)%	—%

—	$42.14	3.72%	$70,577	0.79%	0.79%	(0.78)%	—%
0.01	$40.62	16.40%	$71,089	0.79%	0.79%	(0.79)%	—%
0.01	$34.90	28.82%	$51,474	0.79%	0.79%	(0.78)%	—%
0.03	$27.09	18.40%	$76,528	0.79%	0.79%	(0.77)%	—%
0.02	$22.88	−19.02%	$11,440	0.79%	0.79%	(0.79)%	—%
0.01	$28.25	11.37%	$13,421	0.79%	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

475

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity Accelerated Plus ETF - April
4/30/2026(g)	$39.92	(0.16)	4.49	4.33	—	—	—	—
10/31/2025	$33.62	(0.29)	6.57	6.28	—	—	—	—
10/31/2024	$27.75	(0.24)	6.10	5.86	—	—	—	—
10/31/2023	$24.90	(0.21)	3.04	2.83	—	—	—	—
10/31/2022	$28.19	(0.22)	(3.10)	(3.32)	—	—	—	—
10/31/2021(l)	$25.37	(0.13)	2.94	2.81	—	—	—	—
Innovator U.S. Equity Accelerated Plus ETF - January
4/30/2026(g)	$31.12	(0.12)	2.04	1.92	—	—	—	—
10/31/2025	$27.32	(0.22)	4.01	3.79	—	—	—	—
10/31/2024	$23.00	(0.20)	4.51	4.31	—	—	—	—
10/31/2023	$19.87	(0.17)	3.29	3.12	—	—	—	—
10/31/2022(ll)	$24.71	(0.14)	(4.72)	(4.86)	—	—	—	—
Innovator U.S. Equity Accelerated Plus ETF - July
4/30/2026(g)	$38.18	(0.15)	2.47	2.32	—	—	—	—
10/31/2025	$32.77	(0.27)	5.66	5.39	—	—	—	—
10/31/2024	$26.19	(0.24)	6.81	6.57	—	—	—	—
10/31/2023	$23.10	(0.20)	3.28	3.08	—	—	—	—
10/31/2022	$27.11	(0.19)	(3.84)	(4.03)	—	—	—	—
10/31/2021(j)	$25.68	(0.07)	1.49	1.42	—	—	—	—
Innovator U.S. Equity Accelerated Plus ETF - October
4/30/2026(g)	$33.02	(0.13)	2.18	2.05	—	—	—	—
10/31/2025	$28.60	(0.24)	4.65	4.41	—	—	—	—
10/31/2024	$24.24	(0.21)	4.56	4.35	—	—	—	—
10/31/2023	$20.84	(0.18)	3.58	3.40	—	—	—	—
10/31/2022	$25.30	(0.18)	(4.31)	(4.49)	—	—	—	—
10/31/2021(m)	$24.50	(0.02)	1.27	1.25	—	—	—	—
Innovator U.S. Equity Buffer ETF - April
4/30/2026(g)	$47.25	(0.19)	5.03	4.84	—	—	—	—
10/31/2025	$43.15	(0.35)	4.43	4.08	—	—	—	—
10/31/2024	$34.42	(0.31)	9.02	8.71	—	—	—	—
10/31/2023	$30.83	(0.26)	3.84	3.58	—	—	—	—
10/31/2022	$32.79	(0.25)	(1.73)	(1.98)	—	—	—	—
10/31/2021	$28.41	(0.25)	4.61	4.36	—	—	—	—

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

476

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

—	$44.25	10.84%	$22,125	0.79%	0.79%	(0.77)%	—%
0.02	$39.92	18.77%	$23,955	0.79%	0.79%	(0.78)%	—%
0.01	$33.62	21.15%	$10,925	0.79%	0.79%	(0.77)%	—%
0.02	$27.75	11.44%	$10,405	0.79%	0.79%	(0.77)%	—%
0.03	$24.90	−11.67%	$3,735	0.79%	0.79%	(0.79)%	—%
0.01	$28.19	11.11%	$8,457	0.79%	0.79%	(0.79)%	—%

0.00(h)	$33.04	6.16%	$18,173	0.79%	0.79%	(0.78)%	—%
0.01	$31.12	13.93%	$17,897	0.79%	0.79%	(0.78)%	—%
0.01	$27.32	18.78%	$17,074	0.79%	0.79%	(0.78)%	—%
0.01	$23.00	15.75%	$18,399	0.79%	0.79%	(0.78)%	—%
0.02	$19.87	−19.59%	$4,967	0.79%	0.79%	(0.79)%	—%

0.01	$40.51	6.10%	$21,267	0.79%	0.79%	(0.78)%	—%
0.02	$38.18	16.50%	$16,225	0.79%	0.79%	(0.78)%	—%
0.01	$32.77	25.14%	$11,470	0.79%	0.79%	(0.77)%	—%
0.01	$26.19	13.38%	$15,712	0.79%	0.79%	(0.78)%	—%
0.02	$23.10	−14.80%	$12,703	0.79%	0.79%	(0.79)%	—%
0.01	$27.11	5.56%	$9,488	0.79%	0.79%	(0.79)%	—%

0.01	$35.08	6.22%	$21,046	0.79%	0.79%	(0.78)%	—%
0.01	$33.02	15.45%	$15,686	0.79%	0.79%	(0.78)%	—%
0.01	$28.60	18.02%	$14,302	0.79%	0.79%	(0.78)%	—%
0.00(h)	$24.24	16.31%	$12,724	0.79%	0.79%	(0.78)%	—%
0.03	$20.84	−17.63%	$15,108	0.79%	0.79%	(0.79)%	—%
—	$25.30	5.20%	$2,530	0.79%	0.79%	(0.83)%	—%

—	$52.09	10.23%	$395,855	0.79%	0.79%	(0.78)%	—%
0.02	$47.25	9.51%	$344,951	0.79%	0.79%	(0.78)%	—%
0.02	$43.15	25.38%	$261,064	0.79%	0.79%	(0.78)%	—%
0.01	$34.42	11.65%	$151,433	0.79%	0.79%	(0.78)%	—%
0.02	$30.83	−5.99%	$115,595	0.79%	0.79%	(0.79)%	—%
0.02	$32.79	15.40%	$122,956	0.79%	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

477

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity Buffer ETF - August
4/30/2026(g)	$49.48	(0.19)	2.86	2.67	—	—	—	—
10/31/2025	$42.55	(0.35)	7.26	6.91	—	—	—	—
10/31/2024	$32.51	(0.30)	10.32	10.02	—	—	—	—
10/31/2023	$30.00	(0.25)	2.74	2.49	—	—	—	—
10/31/2022	$32.65	(0.25)	(2.43)	(2.68)	—	—	—	—
10/31/2021	$27.49	(0.24)	5.38	5.14	—	—	—	—
Innovator U.S. Equity Buffer ETF - December
4/30/2026(g)	$48.83	(0.19)	3.01	2.82	—	—	—	—
10/31/2025	$43.28	(0.34)	5.84	5.50	—	—	—	—
10/31/2024	$34.26	(0.31)	9.32	9.01	—	—	—	—
10/31/2023	$31.67	(0.27)	2.84	2.57	—	—	—	—
10/31/2022	$34.04	(0.26)	(2.14)	(2.40)	—	—	—	—
10/31/2021	$27.73	(0.25)	6.53	6.28	—	—	—	—
Innovator U.S. Equity Buffer ETF - February
4/30/2026(g)	$47.85	(0.19)	3.55	3.36	—	—	—	—
10/31/2025	$41.97	(0.34)	6.20	5.86	—	—	—	—
10/31/2024	$32.76	(0.30)	9.49	9.19	—	—	—	—
10/31/2023	$29.62	(0.25)	3.38	3.13	—	—	—	—
10/31/2022	$31.63	(0.24)	(1.79)	(2.03)	—	—	—	—
10/31/2021	$25.09	(0.23)	6.75	6.52	—	—	—	—
Innovator U.S. Equity Buffer ETF - January
4/30/2026(g)	$53.65	(0.21)	3.86	3.65	—	—	—	—
10/31/2025	$46.66	(0.38)	7.35	6.97	—	—	—	—
10/31/2024	$35.99	(0.34)	11.00	10.66	—	—	—	—
10/31/2023	$33.17	(0.28)	3.09	2.81	—	—	—	—
10/31/2022	$36.87	(0.27)	(3.45)	(3.72)	—	—	—	—
10/31/2021	$29.77	(0.27)	7.35	7.08	—	—	—	—
Innovator U.S. Equity Buffer ETF - July
4/30/2026(g)	$50.14	(0.20)	2.99	2.79	—	—	—	—
10/31/2025	$43.48	(0.36)	7.01	6.65	—	—	—	—
10/31/2024	$33.91	(0.31)	9.87	9.56	—	—	—	—
10/31/2023	$30.83	(0.26)	3.32	3.06	—	—	—	—
10/31/2022	$32.69	(0.25)	(1.65)	(1.90)	—	—	—	—
10/31/2021	$27.94	(0.25)	4.97	4.72	—	—	—	—

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

478

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.00(h)	$52.15	5.40%	$192,956	0.79%	0.79%	(0.78)%	—%
0.02	$49.48	16.30%	$221,414	0.79%	0.79%	(0.78)%	—%
0.02	$42.55	30.88%	$180,817	0.79%	0.79%	(0.77)%	—%
0.02	$32.51	8.35%	$182,037	0.79%	0.79%	(0.77)%	—%
0.03	$30.00	−8.13%	$102,754	0.79%	0.79%	(0.79)%	—%
0.02	$32.65	18.81%	$86,535	0.79%	0.79%	(0.79)%	—%

0.00(h)	$51.65	5.77%	$247,921	0.79%	0.79%	(0.78)%	—%
0.05	$48.83	12.83%	$195,326	0.79%	0.79%	(0.78)%	—%
0.01	$43.28	26.32%	$125,504	0.79%	0.79%	(0.78)%	—%
0.02	$34.26	8.18%	$95,930	0.79%	0.79%	(0.78)%	—%
0.03	$31.67	−6.97%	$103,722	0.79%	0.79%	(0.79)%	—%
0.03	$34.04	22.76%	$57,874	0.79%	0.79%	(0.79)%	—%

0.01	$51.22	7.04%	$235,609	0.79%	0.79%	(0.78)%	—%
0.02	$47.85	14.00%	$191,403	0.79%	0.79%	(0.78)%	—%
0.02	$41.97	28.11%	$131,168	0.79%	0.79%	(0.77)%	—%
0.01	$32.76	10.62%	$99,929	0.79%	0.79%	(0.78)%	—%
0.02	$29.62	−6.37%	$68,860	0.79%	0.79%	(0.79)%	—%
0.02	$31.63	26.08%	$86,203	0.79%	0.79%	(0.79)%	—%

0.00(h)	$57.30	6.80%	$381,041	0.79%	0.79%	(0.78)%	—%
0.02	$53.65	14.98%	$285,686	0.79%	0.79%	(0.78)%	—%
0.01	$46.66	29.64%	$253,122	0.79%	0.79%	(0.78)%	—%
0.01	$35.99	8.50%	$148,460	0.79%	0.79%	(0.79)%	—%
0.02	$33.17	−10.03%	$142,636	0.79%	0.79%	(0.79)%	—%
0.02	$36.87	23.85%	$150,240	0.79%	0.79%	(0.79)%	—%

0.00(h)	$52.93	5.56%	$284,497	0.79%	0.79%	(0.78)%	—%
0.01	$50.14	15.34%	$297,095	0.79%	0.79%	(0.78)%	—%
0.01	$43.48	28.22%	$259,766	0.79%	0.79%	(0.78)%	—%
0.02	$33.91	9.98%	$341,615	0.79%	0.79%	(0.78)%	—%
0.04	$30.83	−5.69%	$170,341	0.79%	0.79%	(0.79)%	—%
0.03	$32.69	17.53%	$183,066	0.79%	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

479

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity Buffer ETF - June
4/30/2026(g)	$46.11	(0.18)	2.61	2.43	—	—	—	—
10/31/2025	$40.52	(0.33)	5.91	5.58	—	—	—	—
10/31/2024	$32.33	(0.29)	8.47	8.18	—	—	—	—
10/31/2023	$30.59	(0.25)	1.96	1.71	—	—	—	—
10/31/2022	$33.96	(0.25)	(3.14)	(3.39)	—	—	—	—
10/31/2021	$29.25	(0.26)	4.95	4.69	—	—	—	—
Innovator U.S. Equity Buffer ETF - March
4/30/2026(g)	$52.17	(0.21)	4.17	3.96	—	—	—	—
10/31/2025	$44.89	(0.37)	7.64	7.27	—	—	—	—
10/31/2024	$35.73	(0.33)	9.47	9.14	—	—	—	—
10/31/2023	$31.93	(0.27)	4.06	3.79	—	—	—	—
10/31/2022	$34.06	(0.26)	(1.88)	(2.14)	—	—	—	—
10/31/2021	$27.92	(0.25)	6.37	6.12	—	—	—	—
Innovator U.S. Equity Buffer ETF - May
4/30/2026(g)	$44.13	(0.17)	2.17	2.00	—	—	—	—
10/31/2025	$39.36	(0.32)	5.09	4.77	—	—	—	—
10/31/2024	$30.60	(0.28)	9.03	8.75	—	—	—	—
10/31/2023	$29.07	(0.24)	1.76	1.52	—	—	—	—
10/31/2022	$32.55	(0.24)	(3.26)	(3.50)	—	—	—	—
10/31/2021	$27.92	(0.25)	4.86	4.61	—	—	—	—
Innovator U.S. Equity Buffer ETF - November
4/30/2026(g)	$44.11	(0.17)	2.41	2.24	—	—	—	—
10/31/2025	$38.30	(0.31)	6.11	5.80	—	—	—	—
10/31/2024	$31.97	(0.28)	6.60	6.32	—	—	—	—
10/31/2023	$29.74	(0.25)	2.47	2.22	—	—	—	—
10/31/2022	$32.71	(0.24)	(2.25)	(2.49)	—	—	—	—
10/31/2021	$27.31	(0.24)	5.12	4.88	—	—	—	—
Innovator U.S. Equity Buffer ETF - October
4/30/2026(g)	$48.97	(0.19)	2.72	2.53	—	—	—	—
10/31/2025	$42.18	(0.34)	7.12	6.78	—	—	—	—
10/31/2024	$34.94	(0.31)	7.54	7.23	—	—	—	—
10/31/2023	$31.43	(0.26)	3.76	3.50	—	—	—	—
10/31/2022	$33.90	(0.26)	(2.24)	(2.50)	—	—	—	—
10/31/2021	$27.26	(0.25)	6.88	6.63	—	—	—	—

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

480

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.00(h)	$48.54	5.28%	$139,552	0.79%	0.79%	(0.78)%	—%
0.01	$46.11	13.78%	$163,674	0.79%	0.79%	(0.78)%	—%
0.01	$40.52	25.33%	$150,937	0.79%	0.79%	(0.78)%	—%
0.03	$32.33	5.69%	$101,031	0.79%	0.79%	(0.78)%	—%
0.02	$30.59	−9.93%	$76,474	0.79%	0.79%	(0.79)%	—%
0.02	$33.96	16.12%	$81,509	0.79%	0.79%	(0.79)%	—%

0.00(h)	$56.13	7.59%	$227,346	0.79%	0.79%	(0.78)%	—%
0.01	$52.17	16.22%	$178,692	0.79%	0.79%	(0.78)%	—%
0.02	$44.89	25.64%	$173,955	0.79%	0.79%	(0.78)%	—%
0.01	$35.73	11.89%	$87,536	0.79%	0.79%	(0.78)%	—%
0.01	$31.93	−6.26%	$76,635	0.79%	0.79%	(0.79)%	—%
0.02	$34.06	21.98%	$62,164	0.79%	0.79%	(0.79)%	—%

0.00(h)	$46.13	4.54%	$149,937	0.79%	0.79%	(0.78)%	—%
0.00(h)	$44.13	12.12%	$156,670	0.79%	0.79%	(0.78)%	—%
0.01	$39.36	28.62%	$130,879	0.79%	0.79%	(0.78)%	—%
0.01	$30.60	5.29%	$110,940	0.79%	0.79%	(0.78)%	—%
0.02	$29.07	−10.70%	$175,858	0.79%	0.79%	(0.79)%	—%
0.02	$32.55	16.58%	$82,190	0.79%	0.79%	(0.79)%	—%

0.01	$46.36	5.10%	$232,936	0.79%	0.79%	(0.78)%	—%
0.01	$44.11	15.17%	$146,654	0.79%	0.79%	(0.78)%	—%
0.01	$38.30	19.76%	$99,575	0.79%	0.79%	(0.78)%	—%
0.01	$31.97	7.49%	$83,924	0.79%	0.79%	(0.78)%	—%
0.02	$29.74	−7.65%	$61,710	0.79%	0.79%	(0.79)%	—%
0.02	$32.21	17.93%	$30,599	0.79%	0.79%	(0.79)%	—%

0.01	$51.51	5.18%	$289,745	0.79%	0.79%	(0.78)%	—%
0.01	$48.97	16.10%	$288,949	0.79%	0.79%	(0.78)%	—%
0.01	$42.18	20.71%	$233,052	0.79%	0.79%	(0.78)%	—%
0.01	$34.94	11.18%	$171,230	0.79%	0.79%	(0.79)%	—%
0.03	$31.43	−7.29%	$226,302	0.79%	0.79%	(0.79)%	—%
0.01	$33.90	24.34%	$111,875	0.79%	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

481

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity Buffer ETF - September
4/30/2026(g)	$48.78	(0.19)	2.75	2.56	—	—	—	—
10/31/2025	$41.91	(0.34)	7.20	6.86	—	—	—	—
10/31/2024	$33.14	(0.30)	9.06	8.76	—	—	—	—
10/31/2023	$30.33	(0.25)	3.05	2.80	—	—	—	—
10/31/2022	$32.66	(0.25)	(2.10)	(2.35)	—	—	—	—
10/31/2021	$26.40	(0.24)	6.47	6.23	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - April
4/30/2026(g)	$38.60	(0.15)	3.10	2.95	—	—	—	—
10/31/2025	$35.86	(0.29)	3.03	2.74	—	—	—	—
10/31/2024	$30.24	(0.26)	5.87	5.61	—	—	—	—
10/31/2023	$27.80	(0.23)	2.65	2.42	—	—	—	—
10/31/2022	$29.04	(0.22)	(1.04)	(1.26)	—	—	—	—
10/31/2021	$26.54	(0.22)	2.70	2.48	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - August
4/30/2026(g)	$42.79	(0.17)	2.11	1.94	—	—	—	—
10/31/2025	$37.74	(0.31)	5.35	5.04	—	—	—	—
10/31/2024	$30.69	(0.27)	7.31	7.04	—	—	—	—
10/31/2023	$28.21	(0.23)	2.69	2.46	—	—	—	—
10/31/2022	$30.00	(0.23)	(1.58)	(1.81)	—	—	—	—
10/31/2021	$26.86	(0.23)	3.35	3.12	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - December
4/30/2026(g)	$42.57	(0.17)	2.51	2.34	—	—	—	—
10/31/2025	$38.53	(0.31)	4.34	4.03	—	—	—	—
10/31/2024	$31.64	(0.28)	7.16	6.88	—	—	—	—
10/31/2023	$30.03	(0.25)	1.84	1.59	—	—	—	—
10/31/2022	$31.01	(0.24)	(0.75)	(0.99)	—	—	—	—
10/31/2021	$27.42	(0.24)	3.80	3.56	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - February
4/30/2026(g)	$40.04	(0.16)	2.31	2.15	—	—	—	—
10/31/2025	$36.11	(0.29)	4.21	3.92	—	—	—	—
10/31/2024	$30.02	(0.27)	6.35	6.08	—	—	—	—
10/31/2023	$27.84	(0.23)	2.40	2.17	—	—	—	—
10/31/2022	$29.01	(0.22)	(0.97)	(1.19)	—	—	—	—
10/31/2021	$25.03	(0.22)	4.18	3.96	—	—	—	—

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

482

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.00(h)	$51.34	5.23%	$211,770	0.79%	0.79%	(0.78)%	—%
0.01	$48.78	16.41%	$242,705	0.79%	0.79%	(0.78)%	—%
0.01	$41.91	26.47%	$202,198	0.79%	0.79%	(0.78)%	—%
0.01	$33.14	9.26%	$178,109	0.79%	0.79%	(0.78)%	—%
0.02	$30.33	−7.13%	$166,049	0.79%	0.79%	(0.79)%	—%
0.03	$32.66	23.68%	$156,749	0.79%	0.79%	(0.79)%	—%

0.00(h)	$41.55	7.63%	$939,985	0.79%	0.79%	(0.78)%	—%
0.00(h)	$38.60	7.64%	$797,122	0.79%	0.79%	(0.78)%	—%
0.01	$35.86	18.60%	$786,291	0.79%	0.79%	(0.78)%	—%
0.02	$30.24	8.78%	$579,804	0.79%	0.79%	(0.78)%	—%
0.02	$27.80	−4.29%	$308,534	0.79%	0.79%	(0.79)%	—%
0.02	$29.04	9.45%	$242,503	0.79%	0.79%	(0.79)%	—%

0.00(h)	$44.73	4.53%	$884,609	0.79%	0.79%	(0.78)%	—%
0.01	$42.79	13.39%	$982,104	0.79%	0.79%	(0.78)%	—%
0.01	$37.74	22.95%	$851,947	0.79%	0.79%	(0.77)%	—%
0.02	$30.69	8.82%	$886,281	0.79%	0.79%	(0.78)%	—%
0.02	$28.21	−5.98%	$435,772	0.79%	0.79%	(0.79)%	—%
0.02	$30.00	11.68%	$185,991	0.79%	0.79%	(0.79)%	—%

0.00(h)	$44.91	5.48%	$1,021,620	0.79%	0.79%	(0.78)%	—%
0.01	$42.57	10.50%	$921,702	0.79%	0.79%	(0.78)%	—%
0.01	$38.53	21.76%	$737,786	0.79%	0.79%	(0.78)%	—%
0.02	$31.64	5.38%	$563,211	0.79%	0.79%	(0.77)%	—%
0.01	$30.03	−3.16%	$207,929	0.79%	0.79%	(0.79)%	—%
0.03	$31.01	13.10%	$108,520	0.79%	0.79%	(0.79)%	—%

0.00(h)	$42.19	5.38%	$920,902	0.79%	0.79%	(0.78)%	—%
0.01	$40.04	10.88%	$789,790	0.79%	0.79%	(0.78)%	—%
0.01	$36.11	20.29%	$644,565	0.79%	0.79%	(0.78)%	—%
0.01	$30.02	7.84%	$442,802	0.79%	0.79%	(0.78)%	—%
0.02	$27.84	−4.02%	$239,416	0.79%	0.79%	(0.79)%	—%
0.02	$29.01	15.90%	$170,407	0.79%	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

483

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity Power Buffer ETF - January
4/30/2026(g)	$46.17	(0.18)	2.55	2.37	—	—	—	—
10/31/2025	$41.42	(0.34)	5.08	4.74	—	—	—	—
10/31/2024	$34.25	(0.30)	7.46	7.16	—	—	—	—
10/31/2023	$31.17	(0.26)	3.33	3.07	—	—	—	—
10/31/2022	$33.10	(0.25)	(1.70)	(1.95)	—	—	—	—
10/31/2021	$29.08	(0.25)	4.25	4.00	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - July
4/30/2026(g)	$45.89	(0.18)	2.29	2.11	—	—	—	—
10/31/2025	$40.26	(0.33)	5.95	5.62	—	—	—	—
10/31/2024	$33.31	(0.29)	7.23	6.94	—	—	—	—
10/31/2023	$29.90	(0.25)	3.64	3.39	—	—	—	—
10/31/2022	$30.38	(0.24)	(0.27)	(0.51)	—	—	—	—
10/31/2021	$27.43	(0.23)	3.16	2.93	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - June
4/30/2026(g)	$41.37	(0.16)	1.94	1.78	—	—	—	—
10/31/2025	$36.78	(0.30)	4.88	4.58	—	—	—	—
10/31/2024	$31.04	(0.27)	6.00	5.73	—	—	—	—
10/31/2023	$29.69	(0.24)	1.58	1.34	—	—	—	—
10/31/2022	$31.87	(0.24)	(1.96)	(2.20)	—	—	—	—
10/31/2021	$28.88	(0.24)	3.20	2.96	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - March
4/30/2026(g)	$44.27	(0.17)	2.78	2.61	—	—	—	—
10/31/2025	$39.24	(0.32)	5.34	5.02	—	—	—	—
10/31/2024	$33.18	(0.29)	6.33	6.04	—	—	—	—
10/31/2023	$30.38	(0.25)	3.04	2.79	—	—	—	—
10/31/2022	$31.23	(0.24)	(0.63)	(0.87)	—	—	—	—
10/31/2021	$27.39	(0.24)	4.06	3.82	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - May
4/30/2026(g)	$39.07	(0.15)	1.58	1.43	—	—	—	—
10/31/2025	$35.22	(0.29)	4.14	3.85	—	—	—	—
10/31/2024	$29.19	(0.26)	6.28	6.02	—	—	—	—
10/31/2023	$28.02	(0.23)	1.38	1.15	—	—	—	—
10/31/2022	$30.23	(0.23)	(2.00)	(2.23)	—	—	—	—
10/31/2021	$27.34	(0.23)	3.10	2.87	—	—	—	—

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

484

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.01	$48.55	5.15%	$1,587,568	0.79%	0.79%	(0.78)%	—%
0.01	$46.17	11.47%	$1,188,956	0.79%	0.79%	(0.78)%	—%
0.01	$41.42	20.93%	$986,882	0.79%	0.79%	(0.78)%	—%
0.01	$34.25	9.91%	$569,465	0.79%	0.79%	(0.78)%	—%
0.02	$31.17	−5.83%	$448,795	0.79%	0.79%	(0.79)%	—%
0.02	$33.10	13.82%	$294,561	0.79%	0.79%	(0.79)%	—%

0.00(h)	$48.00	4.58%	$1,003,152	0.79%	0.79%	(0.78)%	—%
0.01	$45.89	14.01%	$1,189,809	0.79%	0.79%	(0.78)%	—%
0.01	$40.26	20.84%	$971,164	0.79%	0.79%	(0.78)%	—%
0.02	$33.31	11.41%	$999,374	0.79%	0.79%	(0.78)%	—%
0.03	$29.90	−1.59%	$503,828	0.79%	0.79%	(0.79)%	—%
0.02	$30.38	10.78%	$218,755	0.79%	0.79%	(0.79)%	—%

0.00(h)	$43.15	4.30%	$643,967	0.79%	0.79%	(0.78)%	—%
0.01	$41.37	12.47%	$756,015	0.79%	0.79%	(0.78)%	—%
0.01	$36.78	18.51%	$614,246	0.79%	0.79%	(0.78)%	—%
0.01	$31.04	4.54%	$521,398	0.79%	0.79%	(0.78)%	—%
0.02	$29.69	−6.84%	$344,365	0.79%	0.79%	(0.79)%	—%
0.03	$31.87	10.34%	$152,966	0.79%	0.79%	(0.79)%	—%

0.00(h)	$46.88	5.90%	$760,665	0.79%	0.79%	(0.78)%	—%
0.01	$44.27	12.82%	$626,425	0.79%	0.79%	(0.78)%	—%
0.02	$39.24	18.26%	$557,182	0.79%	0.79%	(0.78)%	—%
0.01	$33.18	9.24%	$377,427	0.79%	0.79%	(0.78)%	—%
0.02	$30.38	−2.72%	$226,295	0.79%	0.79%	(0.79)%	—%
0.02	$31.23	14.01%	$117,875	0.79%	0.79%	(0.79)%	—%

—	$40.50	3.65%	$603,400	0.79%	0.79%	(0.78)%	—%
0.00(h)	$39.07	10.95%	$623,180	0.79%	0.79%	(0.78)%	—%
0.01	$35.22	20.63%	$562,564	0.79%	0.79%	(0.78)%	—%
0.02	$29.19	4.19%	$459,063	0.79%	0.79%	(0.78)%	—%
0.02	$28.02	−7.30%	$392,967	0.79%	0.79%	(0.79)%	—%
0.02	$30.23	10.54%	$238,780	0.79%	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

485

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity Power Buffer ETF - November
4/30/2026(g)	$41.43	(0.16)	2.04	1.88	—	—	—	—
10/31/2025	$37.09	(0.30)	4.64	4.34	—	—	—	—
10/31/2024	$32.26	(0.28)	5.10	4.82	—	—	—	—
10/31/2023	$30.01	(0.25)	2.49	2.24	—	—	—	—
10/31/2022	$30.52	(0.23)	(0.31)	(0.54)	—	—	—	—
10/31/2021	$27.30	(0.23)	3.44	3.21	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - October
4/30/2026(g)	$43.45	(0.17)	2.12	1.95	—	—	—	—
10/31/2025	$38.74	(0.31)	5.01	4.70	—	—	—	—
10/31/2024	$33.60	(0.29)	5.42	5.13	—	—	—	—
10/31/2023	$29.72	(0.25)	4.12	3.87	—	—	—	—
10/31/2022	$30.04	(0.23)	(0.13)	(0.36)	—	—	—	—
10/31/2021	$26.02	(0.23)	4.23	4.00	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - September
4/30/2026(g)	$43.24	(0.17)	2.09	1.92	—	—	—	—
10/31/2025	$38.33	(0.31)	5.21	4.90	—	—	—	—
10/31/2024	$32.04	(0.28)	6.56	6.28	—	—	—	—
10/31/2023	$29.10	(0.24)	3.17	2.93	—	—	—	—
10/31/2022	$29.97	(0.23)	(0.67)	(0.90)	—	—	—	—
10/31/2021	$26.01	(0.23)	4.17	3.94	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - April
4/30/2026(g)	$32.34	(0.13)	2.38	2.25	—	—	—	—
10/31/2025	$30.13	(0.24)	2.44	2.20	—	—	—	—
10/31/2024	$25.48	(0.22)	4.86	4.64	—	—	—	—
10/31/2023	$24.83	(0.20)	0.84	0.64	—	—	—	—
10/31/2022	$26.02	(0.20)	(1.01)	(1.21)	—	—	—	—
10/31/2021	$24.47	(0.20)	1.72	1.52	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - August
4/30/2026(g)	$39.59	(0.15)	1.81	1.66	—	—	—	—
10/31/2025	$34.86	(0.28)	5.00	4.72	—	—	—	—
10/31/2024	$28.30	(0.25)	6.80	6.55	—	—	—	—
10/31/2023	$26.13	(0.21)	2.34	2.13	—	—	—	—
10/31/2022	$28.99	(0.22)	(2.68)	(2.90)	—	—	—	—
10/31/2021	$26.87	(0.22)	2.32	2.10	—	—	—	—

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

486

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.01	$43.32	4.55%	$949,784	0.79%	0.79%	(0.78)%	—%
0.00(h)	$41.43	11.70%	$615,294	0.79%	0.79%	(0.78)%	—%
0.01	$37.09	14.97%	$669,557	0.79%	0.79%	(0.78)%	—%
0.01	$32.26	7.50%	$623,382	0.79%	0.79%	(0.78)%	—%
0.03	$30.01	−1.67%	$317,389	0.79%	0.79%	(0.79)%	—%
0.01	$30.52	11.80%	$79,343	0.79%	0.79%	(0.79)%	—%

0.00(h)	$45.40	4.50%	$1,046,536	0.79%	0.79%	(0.78)%	—%
0.01	$43.45	12.16%	$1,091,620	0.79%	0.79%	(0.78)%	—%
0.01	$38.74	15.29%	$847,371	0.79%	0.79%	(0.78)%	—%
0.01	$33.60	13.04%	$725,754	0.79%	0.79%	(0.78)%	—%
0.04	$29.72	−1.05%	$649,488	0.79%	0.79%	(0.79)%	—%
0.02	$30.04	15.44%	$209,533	0.79%	0.79%	(0.79)%	—%

0.00(h)	$45.16	4.44%	$856,904	0.79%	0.79%	(0.78)%	—%
0.01	$43.24	12.80%	$939,371	0.79%	0.79%	(0.78)%	—%
0.01	$38.33	19.64%	$891,228	0.79%	0.79%	(0.78)%	—%
0.01	$32.04	10.09%	$691,242	0.79%	0.79%	(0.78)%	—%
0.03	$29.10	−2.90%	$547,143	0.79%	0.79%	(0.79)%	—%
0.02	$29.97	15.24%	$303,473	0.79%	0.79%	(0.79)%	—%

—	$34.59	6.96%	$154,790	0.79%	0.78%	(0.77)%	—%
0.01	$32.34	7.32%	$155,230	0.79%	0.79%	(0.78)%	—%
0.01	$30.13	18.28%	$146,896	0.79%	0.79%	(0.78)%	—%
0.01	$25.48	2.62%	$95,533	0.79%	0.79%	(0.78)%	—%
0.02	$24.83	−4.59%	$122,886	0.79%	0.79%	(0.78)%	—%
0.03	$26.02	6.31%	$57,242	0.79%	0.79%	(0.79)%	—%

0.00(h)	$41.25	4.20%	$169,119	0.79%	0.79%	(0.78)%	—%
0.01	$39.59	13.55%	$238,502	0.79%	0.79%	(0.78)%	—%
0.01	$34.86	23.17%	$232,707	0.79%	0.79%	(0.77)%	—%
0.04	$28.30	8.32%	$343,891	0.79%	0.79%	(0.77)%	—%
0.04	$26.13	−9.87%	$82,308	0.79%	0.79%	0.79%	—%
0.02	$28.99	7.89%	$46,383	0.79%	0.79%	0.79%	—%

The accompanying notes are an integral part of these financial statements.

487

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity Ultra Buffer ETF - December
4/30/2026(g)	$38.93	(0.15)	2.06	1.91	—	—	—	—
10/31/2025	$35.21	(0.28)	3.97	3.69	—	—	—	—
10/31/2024	$28.72	(0.26)	6.74	6.48	—	—	—	—
10/31/2023	$28.07	(0.22)	0.85	0.63	—	—	—	—
10/31/2022	$29.82	(0.23)	(1.53)	(1.76)	—	—	—	—
10/31/2021	$27.15	(0.23)	2.87	2.64	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - February
4/30/2026(g)	$36.12	(0.14)	1.98	1.84	—	—	—	—
10/31/2025	$32.64	(0.26)	3.72	3.46	—	—	—	—
10/31/2024	$27.10	(0.24)	5.77	5.53	—	—	—	—
10/31/2023	$26.35	(0.21)	0.95	0.74	—	—	—	—
10/31/2022	$27.80	(0.21)	(1.25)	(1.46)	—	—	—	—
10/31/2021	$24.91	(0.21)	3.08	2.87	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - January
4/30/2026(g)	$42.49	(0.17)	2.18	2.01	—	—	—	—
10/31/2025	$38.20	(0.31)	4.59	4.28	—	—	—	—
10/31/2024	$32.18	(0.28)	6.29	6.01	—	—	—	—
10/31/2023	$29.55	(0.24)	2.86	2.62	—	—	—	—
10/31/2022	$31.37	(0.23)	(1.62)	(1.85)	—	—	—	—
10/31/2021	$28.36	(0.24)	3.23	2.99	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - July
4/30/2026(g)	$38.36	(0.15)	1.83	1.68	—	—	—	—
10/31/2025	$33.78	(0.28)	4.85	4.57	—	—	—	—
10/31/2024	$27.87	(0.24)	6.13	5.89	—	—	—	—
10/31/2023	$25.62	(0.21)	2.44	2.23	—	—	—	—
10/31/2022	$27.37	(0.21)	(1.56)	(1.77)	—	—	—	—
10/31/2021	$25.54	(0.21)	2.02	1.81	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - June
4/30/2026(g)	$36.92	(0.14)	1.66	1.52	—	—	—	—
10/31/2025	$33.12	(0.27)	4.06	3.79	—	—	—	—
10/31/2024	$27.97	(0.24)	5.38	5.14	—	—	—	—
10/31/2023	$26.87	(0.22)	1.31	1.09	—	—	—	—
10/31/2022	$29.18	(0.21)	(2.13)	(2.34)	—	—	—	—
10/31/2021	$27.24	(0.23)	2.14	1.91	—	—	—	—

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

488

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.01	$40.85	4.95%	$312,527	0.79%	0.79%	(0.78)%	—%
0.03	$38.93	10.55%	$266,647	0.79%	0.79%	(0.78)%	—%
0.01	$35.21	22.58%	$71,303	0.79%	0.79%	(0.78)%	—%
0.02	$28.72	2.34%	$69,658	0.79%	0.79%	(0.78)%	—%
0.01	$28.07	−5.88%	$46,311	0.79%	0.79%	(0.79)%	—%
0.03	$29.82	9.85%	$32,059	0.79%	0.79%	(0.79)%	—%

0.01	$37.97	5.12%	$251,526	0.79%	0.79%	(0.78)%	—%
0.02	$36.12	10.65%	$169,748	0.79%	0.79%	(0.78)%	—%
0.01	$32.64	20.44%	$56,304	0.79%	0.79%	(0.78)%	—%
0.01	$27.10	2.85%	$49,458	0.79%	0.79%	(0.78)%	—%
0.01	$26.35	−5.21%	$53,358	0.79%	0.79%	(0.79)%	—%
0.02	$27.80	11.61%	$26,409	0.79%	0.79%	(0.79)%	—%

0.00(h)	$44.50	4.74%	$323,769	0.79%	0.79%	(0.78)%	—%
0.01	$42.49	11.24%	$202,890	0.79%	0.79%	(0.78)%	—%
0.01	$38.20	18.68%	$160,428	0.79%	0.79%	(0.78)%	—%
0.01	$32.18	8.93%	$115,864	0.79%	0.79%	(0.79)%	—%
0.03	$29.55	−5.82%	$283,638	0.79%	0.79%	(0.79)%	—%
0.02	$31.37	10.62%	$86,274	0.79%	0.79%	(0.79)%	—%

0.00(h)	$40.04	4.39%	$144,159	0.79%	0.79%	(0.78)%	—%
0.01	$38.36	13.57%	$215,782	0.79%	0.79%	(0.78)%	—%
0.02	$33.78	21.22%	$144,405	0.79%	0.79%	(0.77)%	—%
0.02	$27.87	8.78%	$161,624	0.79%	0.79%	(0.77)%	—%
0.02	$25.62	−6.41%	$73,650	0.79%	0.79%	(0.79)%	—%
0.02	$27.37	7.18%	$52,689	0.79%	0.79%	(0.79)%	—%

0.01	$38.45	4.16%	$77,867	0.79%	0.79%	(0.78)%	—%
0.01	$36.92	11.46%	$143,973	0.79%	0.79%	(0.78)%	—%
0.01	$33.12	18.43%	$91,085	0.79%	0.79%	(0.78)%	—%
0.01	$27.97	4.09%	$74,112	0.79%	0.79%	(0.78)%	—%
0.03	$26.87	−7.92%	$114,860	0.79%	0.79%	(0.79)%	—%
0.03	$29.18	7.10%	$21,155	0.79%	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

489

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Equity Ultra Buffer ETF - March
4/30/2026(g)	$39.32	(0.02)	2.16	2.14	—	—	—	—
10/31/2025	$34.86	(0.29)	4.73	4.44	—	—	—	—
10/31/2024	$29.49	(0.26)	5.61	5.35	—	—	—	—
10/31/2023	$28.33	(0.23)	1.37	1.14	—	—	—	—
10/31/2022	$29.56	(0.23)	(1.02)	(1.25)	—	—	—	—
10/31/2021	$26.93	(0.23)	2.84	2.61	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - May
4/30/2026(g)	$36.06	(0.14)	1.39	1.25	—	—	—	—
10/31/2025	$32.96	(0.27)	3.37	3.10	—	—	—	—
10/31/2024	$27.34	(0.24)	5.85	5.61	—	—	—	—
10/31/2023	$26.33	(0.21)	1.21	1.00	—	—	—	—
10/31/2022	$28.52	(0.21)	(2.01)	(2.22)	—	—	—	—
10/31/2021	$26.67	(0.22)	2.05	1.83	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - November
4/30/2026(g)	$37.78	(0.15)	1.63	1.48	—	—	—	—
10/31/2025	$34.02	(0.27)	4.01	3.74	—	—	—	—
10/31/2024	$29.67	(0.25)	4.59	4.34	—	—	—	—
10/31/2023	$27.60	(0.23)	2.29	2.06	—	—	—	—
10/31/2022	$29.29	(0.22)	(1.49)	(1.71)	—	—	—	—
10/31/2021	$27.28	(0.23)	2.22	1.99	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - October
4/30/2026(g)	$38.72	(0.15)	1.67	1.52	—	—	—	—
10/31/2025	$34.66	(0.28)	4.33	4.05	—	—	—	—
10/31/2024	$30.16	(0.26)	4.75	4.49	—	—	—	—
10/31/2023	$26.96	(0.22)	3.41	3.19	—	—	—	—
10/31/2022	$28.23	(0.22)	(1.07)	(1.29)	—	—	—	—
10/31/2021	$25.70	(0.22)	2.74	2.52	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - September
4/30/2026(g)	$38.97	(0.15)	1.71	1.56	—	—	—	—
10/31/2025	$34.56	(0.28)	4.68	4.40	—	—	—	—
10/31/2024	$28.89	(0.25)	5.90	5.65	—	—	—	—
10/31/2023	$26.28	(0.22)	2.82	2.60	—	—	—	—
10/31/2022	$28.42	(0.21)	(1.96)	(2.17)	—	—	—	—
10/31/2021	$25.83	(0.22)	2.78	2.56	—	—	—	—
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
4/30/2026(g)	$28.94	(0.12)	1.70	1.58	—	—	—	—
10/31/2025	$26.12	(0.21)	3.01	2.80	—	—	—	—
10/31/2024(k)	$25.11	(0.07)	0.89	0.82	—	—	—	—

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

490

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.02	$41.48	5.50%	$210,535	0.79%	0.78%	(0.12)%	—%
0.02	$39.32	12.82%	$180,887	0.79%	0.79%	(0.78)%	—%
0.02	$34.86	18.21%	$81,911	0.79%	0.79%	(0.78)%	—%
0.02	$29.49	4.09%	$44,967	0.79%	0.79%	(0.79)%	—%
0.02	$28.33	−4.15%	$69,406	0.79%	0.79%	(0.79)%	—%
0.02	$29.56	9.76%	$33,251	0.79%	0.79%	(0.79)%	—%

—	$37.31	3.46%	$59,699	0.79%	0.79%	(0.78)%	—%
0.00(h)	$36.06	9.41%	$58,604	0.79%	0.79%	(0.78)%	—%
0.01	$32.96	20.58%	$52,740	0.79%	0.79%	(0.78)%	—%
0.01	$27.34	3.83%	$61,507	0.79%	0.79%	(0.78)%	—%
0.03	$26.33	−7.67%	$99,394	0.79%	0.79%	(0.79)%	—%
0.02	$28.52	6.91%	$40,634	0.79%	0.79%	(0.79)%	—%

0.02	$39.28	3.96%	$178,730	0.79%	0.79%	(0.78)%	—%
0.02	$37.78	11.07%	$66,122	0.79%	0.79%	(0.78)%	—%
0.01	$34.02	14.64%	$39,122	0.79%	0.79%	(0.78)%	—%
0.01	$29.67	7.48%	$30,408	0.79%	0.79%	(0.79)%	—%
0.02	$27.60	−5.76%	$53,126	0.79%	0.79%	(0.79)%	—%
0.02	$29.29	7.36%	$10,982	0.79%	0.79%	(0.79)%	—%

0.01	$40.25	3.96%	$180,137	0.79%	0.79%	(0.78)%	—%
0.01	$38.72	11.70%	$179,078	0.79%	0.79%	(0.78)%	—%
0.01	$34.66	14.94%	$162,058	0.79%	0.79%	(0.78)%	—%
0.01	$30.16	11.88%	$103,295	0.79%	0.79%	(0.78)%	—%
0.02	$26.96	−4.52%	$113,221	0.79%	0.79%	(0.79)%	—%
0.01	$28.23	9.85%	$62,818	0.79%	0.79%	(0.79)%	—%

0.00(h)	$40.53	4.01%	$152,006	0.79%	0.79%	(0.78)%	—%
0.01	$38.97	12.78%	$228,970	0.79%	0.79%	(0.78)%	—%
0.02	$34.56	19.62%	$163,286	0.79%	0.79%	(0.78)%	—%
0.01	$28.89	9.93%	$89,556	0.79%	0.79%	(0.78)%	—%
0.03	$26.28	−7.54%	$158,986	0.79%	0.79%	(0.79)%	—%
0.03	$28.42	10.03%	$67,502	0.79%	0.79%	(0.79)%	—%

—	$30.52	5.45%	$86,226	0.79%	0.79%	(0.79)%	—%
0.02	$28.94	10.79%	$70,189	0.79%	0.79%	(0.78)%	—%
0.19	$26.12	4.07%	$115,598	0.79%	0.79%	(0.77)%	—%

The accompanying notes are an integral part of these financial statements.

491

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Small Cap Power Buffer ETF - April
4/30/2026(g)	$34.58	(0.14)	4.06	3.92	—	—	—	—
10/31/2025	$32.28	(0.25)	2.54	2.29	—	—	—	—
10/31/2024	$25.76	(0.23)	6.74	6.51	—	—	—	—
10/31/2023	$25.52	(0.21)	0.44	0.23	—	—	—	—
10/31/2022	$27.83	(0.20)	(2.12)	(2.32)	—	—	—	—
10/31/2021	$26.00	(0.22)	2.03	1.81	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - August
4/30/2026(g)	$26.29	(0.10)	1.91	1.81	—	—	—	—
10/31/2025	$24.79	(0.19)	1.68	1.49	—	—	—	—
10/31/2024(o)	$24.88	(0.05)	(0.08)	(0.13)	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - December
4/30/2026(g)	$25.60	(0.10)	1.90	1.80	—	—	—	—
10/31/2025(p)	$24.96	(0.17)	0.79	0.62	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - February
4/30/2026(g)	$27.11	(0.11)	2.93	2.82	—	—	—	—
10/31/2025(q)	$25.17	(0.15)	2.05	1.90	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - January
4/30/2026(g)	$40.96	(0.16)	3.29	3.13	—	—	—	—
10/31/2025	$36.81	(0.29)	4.43	4.14	—	—	—	—
10/31/2024	$29.59	(0.27)	7.47	7.20	—	—	—	—
10/31/2023	$30.28	(0.24)	(0.47)	(0.71)	—	—	—	—
10/31/2022	$31.76	(0.24)	(1.26)	(1.50)	—	—	—	—
10/31/2021	$26.18	(0.24)	5.78	5.54	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - July
4/30/2026(g)	$31.32	(0.12)	2.24	2.12	—	—	—	—
10/31/2025	$28.94	(0.23)	2.60	2.37	—	—	—	—
10/31/2024	$24.12	(0.21)	5.03	4.82	—	—	—	—
10/31/2023	$24.48	(0.19)	(0.19)	(0.38)	—	—	—	—
10/31/2022	$26.70	(0.20)	(2.03)	(2.23)	—	—	—	—
10/31/2021	$23.91	(0.21)	2.99	2.78	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - June
4/30/2026(g)	$27.56	(0.11)	1.65	1.54	—	—	—	—
10/31/2025	$26.46	(0.20)	1.28	1.08	—	—	—	—
10/31/2024(mm)	$25.32	(0.08)	1.21	1.13	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - March
4/30/2026(g)	$28.14	(0.11)	2.97	2.86	—	—	—	—
10/31/2025(t)	$25.56	(0.14)	2.71	2.57	—	—	—	—

See footnote definitions on pages 494–496.
The accompanying notes are an integral part of these financial statements.

492

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.00(h)	$38.50	11.33%	$208,859	0.79%	0.79%	(0.78)%	—%
0.01	$34.58	7.12%	$162,527	0.79%	0.79%	(0.78)%	—%
0.01	$32.28	25.33%	$179,969	0.79%	0.79%	(0.78)%	—%
0.01	$25.76	0.93%	$152,606	0.79%	0.79%	(0.78)%	—%
0.01	$25.52	−8.29%	$84,855	0.79%	0.79%	(0.79)%	—%
0.02	$27.83	7.04%	$84,876	0.79%	0.79%	(0.79)%	—%

0.00(h)	$28.10	6.91%	$80,094	0.79%	0.79%	(0.78)%	—%
0.01	$26.29	6.04%	$130,780	0.79%	0.79%	(0.78)%	—%
0.04	$24.79	−0.34%	$68,791	0.79%	0.79%	(0.78)%	—%

0.00(h)	$27.40	7.02%	$84,947	0.79%	0.79%	(0.78)%	—%
0.02	$25.60	2.61%	$74,893	0.79%	0.79%	(0.77)%	—%

0.02	$29.95	10.47%	$55,407	0.79%	0.79%	(0.78)%	—%
0.04	$27.11	7.74%	$42,021	0.79%	0.79%	(0.78)%	—%

0.00(h)	$44.09	7.64%	$326,297	0.79%	0.79%	(0.78)%	—%
0.01	$40.96	11.27%	$283,672	0.79%	0.79%	(0.78)%	—%
0.02	$36.81	24.40%	$401,272	0.79%	0.79%	(0.78)%	—%
0.02	$29.59	−2.28%	$140,565	0.79%	0.79%	(0.78)%	—%
0.02	$30.28	−4.65%	$79,491	0.79%	0.79%	(0.79)%	—%
0.04	$31.76	21.31%	$84,958	0.79%	0.79%	(0.79)%	—%

0.01	$33.45	6.82%	$134,653	0.79%	0.79%	(0.78)%	—%
0.01	$31.32	8.23%	$158,940	0.79%	0.79%	(0.78)%	—%
0.00(h)	$28.94	19.95%	$154,808	0.79%	0.79%	(0.78)%	—%
0.02	$24.12	−1.45%	$183,345	0.79%	0.79%	(0.77)%	—%
0.01	$24.48	−8.30%	$78,335	0.79%	0.79%	(0.79)%	—%
0.01	$26.70	11.64%	$74,083	0.79%	0.79%	(0.79)%	—%

0.00(h)	$29.10	5.59%	$16,730	0.79%	0.79%	(0.78)%	—%
0.02	$27.56	4.16%	$19,979	0.79%	0.79%	(0.78)%	—%
0.01	$26.46	4.53%	$10,583	0.79%	0.79%	(0.77)%	—%

0.02	$31.02	10.23%	$34,895	0.79%	0.79%	(0.78)%	—%
0.01	$28.14	10.12%	$11,959	0.79%	0.79%	(0.78)%	—%

The accompanying notes are an integral part of these financial statements.

493

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distributions From:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
Innovator U.S. Small Cap Power Buffer ETF - May
4/30/2026(g)	$27.86	(0.11)	1.40	1.29	—	—	—	—
10/31/2025(u)	$24.75	(0.10)	3.19	3.09	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - November
4/30/2026(g)	$28.16	(0.11)	2.51	2.40	—	—	—	—
10/31/2025	$25.06	(0.20)	3.29	3.09	—	—	—	—
10/31/2024(v)	$25.07	—	(0.01)	(0.01)	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - October
4/30/2026(g)	$33.43	(0.13)	2.67	2.54	—	—	—	—
10/31/2025	$30.09	(0.24)	3.58	3.34	—	—	—	—
10/31/2024	$24.66	(0.22)	5.64	5.42	—	—	—	—
10/31/2023	$25.37	(0.20)	(0.52)	(0.72)	—	—	—	—
10/31/2022	$27.65	(0.20)	(2.10)	(2.30)	—	—	—	—
10/31/2021	$24.08	(0.21)	3.77	3.56	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - September
4/30/2026(g)	$27.71	(0.11)	2.27	2.16	—	—	—	—
10/31/2025	$25.32	(0.20)	2.57	2.37	—	—	—	—
10/31/2024(x)	$25.33	(0.03)	0.01	(0.02)	—	—	—	—
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
4/30/2026(g)	$26.21	0.22	(7.62)	(7.40)	(0.30)	—	—	(0.30)
10/31/2025(ww)	$25.35	0.40	0.44	0.84	—	—	—	—

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Unaudited.
(h)	Amount represents less than $0.005 per share.
(i)	Amount represents less than 0.005%.
(j)	Inception date of the Fund was June 30, 2021.
(k)	Inception date of the Fund was June 28, 2024.
(l)	Inception date of the Fund was March 31, 2021.
(m)	Inception date of the Fund was September 30, 2021.
(n)	Inception date of the Fund was March 31, 2025.
(o)	Inception date of the Fund was July 31, 2024.
(p)	Inception date of the Fund was November 29, 2024.
(q)	Inception date of the Fund was January 31, 2025.
(r)	Inception date of the Fund was December 31, 2024.
(s)	Inception date of the Fund was May 30, 2025.
The accompanying notes are an integral part of these financial statements.

494

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)

0.00(h)	$29.15	4.62%	$13,847	0.79%	0.79%	(0.78)%	—%
0.02	$27.86	12.57%	$20,201	0.79%	0.79%	(0.78)%	—%

0.02	$30.58	8.60%	$104,741	0.79%	0.79%	(0.78)%	—%
0.01	$28.16	12.36%	$18,304	0.79%	0.79%	(0.79)%	—%
—	$25.06	0.00%(i)	$1,253	—%	—%	—%	—%

0.00(h)	$35.97	7.59%	$142,091	0.79%	0.79%	(0.78)%	—%
0.00(h)	$33.43	11.10%	$137,083	0.79%	0.79%	(0.78)%	—%
0.01	$30.09	22.01%	$148,209	0.79%	0.79%	(0.78)%	—%
0.01	$24.66	−2.77%	$65,979	0.79%	0.79%	(0.78)%	—%
0.02	$25.37	−8.24%	$72,937	0.79%	0.79%	(0.79)%	—%
0.01	$27.65	14.79%	$36,632	0.79%	0.79%	(0.79)%	—%

0.02	$29.89	7.86%	$24,663	0.79%	0.79%	(0.78)%	—%
0.02	$27.71	9.47%	$29,793	0.79%	0.79%	(0.78)%	—%
0.01	$25.32	−0.02%	$18,988	0.79%	0.79%	(0.75)%	—%

0.00(h)	$18.51	−28.39%	$16,663	0.79%	0.79%	2.17%	—%
0.02	$26.21	3.40%	$20,970	0.79%	0.79%	2.10%	—%

(t)	Inception date of the Fund was February 28, 2025.
(u)	Inception date of the Fund was April 30, 2025.
(v)	Inception date of the Fund was October 31, 2024.
(w)	Inception date of the Fund was September 30, 2024.
(x)	Inception date of the Fund was August 30, 2024.
(y)	Inception date of the Fund was March 28, 2024.
(z)	Inception date of the Fund was December 29, 2023.
(aa)	Inception date of the Fund was July 17, 2023.
(bb)	Inception date of the Fund was September 30, 2025.
(cc)	Inception date of the Fund was March 31, 2026.
(dd)	Inception date of the Fund was November 28, 2025.
(ee)	Inception date of the Fund was January 30, 2026.
(ff)	Inception date of the Fund was December 31, 2025.
(gg)	Inception date of the Fund was June 30, 2025.
(hh)	Inception date of the Fund was February 27, 2026.
(ii)	Inception date of the Fund was April 30, 2026.
(jj)	Inception date of the Fund was October 31, 2025.
(kk)	Inception date of the Fund was August 29, 2025.
(ll)	Inception date of the Fund was December 31, 2021.
(mm)	Inception date of the Fund was May 31, 2024.
(nn)	Inception date of the Fund was November 30, 2023.
The accompanying notes are an integral part of these financial statements.

495

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)
(oo)	Inception date of the Fund was January 31, 2024.
(pp)	Inception date of the Fund was February 29, 2024.
(qq)	Inception date of the Fund was April 30, 2024.
(rr)	Inception date of the Fund was October 31, 2023.
(ss)	Inception date of the Fund was August 31, 2023.
(tt)	Inception date of the Fund was September 29, 2023.
(uu)	Inception date of the Fund was March 31, 2023.
(vv)	Inception date of the Fund was June 30, 2023.
(ww)	Inception date of the Fund was February 5, 2025.
The accompanying notes are an integral part of these financial statements.

496

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)
1. ORGANIZATION
Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of multiple operational series, of which one hundred fifty-six are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator Emerging Markets 10 Buffer ETF - Quarterly	EBUF	June 28, 2024	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Equity Defined Protection ETF - 1 Yr April	ZAPR	March 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr August	ZAUG	July 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr December	ZDEK	November 29, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr February	ZFEB	January 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr January	ZJAN	December 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr July	ZJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr June	ZJUN	May 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr March	ZMAR	February 28, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr May	ZMAY	April 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr November	ZNOV	October 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr October	ZOCT	September 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 1 Yr September	ZSEP	August 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to April 2027	TAPR	March 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to April 2028	AAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to January 2027	TJAN	December 31, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to January 2028	AJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to July 2026	AJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to July 2027	TJUL	July 17, 2023	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to October 2026	AOCT	September 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 2 Yr to October 2027	TOCT	September 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	APOC	September 30, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	JAJL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - April	DDTA	March 31, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - December	DDTD	November 28, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - February	DDTF	January 30, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - January	DDTJ	December 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - July	DDTL	June 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - March	DDTM	February 27, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - May	DDTY	April 30, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - November	DDTN	October 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - October	DDTO	September 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 10 Buffer ETF - September	DDTS	August 29, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - April	DDFA	March 31, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - December	DDFD	November 28, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - February	DDFF	January 30, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - January	DDFJ	December 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - July	DDFL	June 30, 2025	SPDR S&P 500® ETF Trust

497

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator Equity Dual Directional 15 Buffer ETF - March	DDFM	February 27, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - May	DDFY	April 30, 2026	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - November	DDFN	October 31, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - October	DDFO	September 30, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 15 Buffer ETF - September	DDFS	August 29, 2025	SPDR S&P 500® ETF Trust
Innovator Equity Dual Directional 5 Buffer ETF - Quarterly	DDSQ	December 31, 2025	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator Growth-100 Dual Directional 5 Buffer ETF - Quarterly	DDNQ	December 31, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - August	NAUG	July 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - December	NDEC	November 29, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - February	NFEB	January 31, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - June	NJUN	May 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - March	NMAR	February 28, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - May	NMAY	April 30, 2025	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - November	NNOV	October 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - September	NSEP	August 30, 2024	Invesco QQQ Trust
Innovator International Developed 10 Buffer ETF - Quarterly	IBUF	June 28, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - August	IAUG	July 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - December	IDEC	November 30, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - February	IFEB	January 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - June	IJUN	May 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - March	IMAR	February 29, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - May	IMAY	April 30, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - November	INOV	October 31, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - September	ISEP	August 31, 2023	iShares MSCI EAFE ETF
Innovator Nasdaq-100 10 Buffer ETF - Quarterly	QBUF	June 28, 2024	Invesco QQQ Trust
Innovator Premium Income 15 Buffer ETF - April	LAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - January	LJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - July	LJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - October	LOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 20 Barrier ETF - April	APRH	March 31, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - January	JANH	December 29, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - July	JULH	June 30, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - October	OCTH	September 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - April	APRJ	March 31, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - January	JANJ	December 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - July	JULJ	June 30, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - October	OCTJ	September 29, 2023	S&P 500® Index
Innovator U.S. Equity 10 Buffer ETF - Quarterly	ZALT	September 29, 2023	SPDR S&P 500® ETF Trust

498

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	EALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	RBUF	June 28, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - August	KAUG	July 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - December	KDEC	November 29, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - February	KFEB	January 31, 2025	iShares Russell 2000 ETF

499

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - June	KJUN	May 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - March	KMAR	February 28, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - May	KMAY	April 30, 2025	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - November	KNOV	October 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - September	KSEP	August 30, 2024	iShares Russell 2000 ETF
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly(d)	QBF	February 5, 2025	CBOE Bitcoin U.S. ETF Index

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index/Fund(a)
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Deepwater Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator Equity Autocallable Income Strategy ETF	ACEI	September 24, 2025	S&P 500® Index
Innovator Equity Managed 10 Buffer ETF	XBFR	February 23, 2026	S&P 500® Index
Innovator Equity Managed 100 Buffer ETF	BFRZ	May 12, 2025	S&P 500® Index
Innovator Equity Managed Floor ETF	SFLR	November 8, 2022	S&P 500® Index
Innovator Equity Premium Income - Daily PutWrite ETF	SPUT	March 13, 2025	S&P 500® Index
Innovator Gradient Tactical Rotation Strategy ETF	IGTR	November 16, 2022	S&P Global Broad Market Index
Innovator Hedged Nasdaq-100 ETF	QHDG	August 19, 2024	Nasdaq-100 Index
Innovator Index Autocallable Income Strategy ETF	ACII	September 24, 2025	S&P 500® Index, Russell 2000 Index, Nasdaq-100 Index
Innovator International Developed Managed 10 Buffer ETF	IBFR	February 23, 2026	MSCI EAFE Index
Innovator International Developed Managed Floor ETF	IFLR	November 19, 2025	MSCI EAFE Index
Innovator Laddered Allocation Buffer ETF(b)	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Laddered Allocation Power Buffer ETF(c)	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Nasdaq-100 Managed 10 Buffer ETF	NBFR	February 23, 2026	Nasdaq-100 Index
Innovator Nasdaq-100 Managed Floor ETF	QFLR	January 24, 2024	Nasdaq-100 Index
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator U.S. Small Cap Managed 10 Buffer ETF	KBFR	February 23, 2026	Russell 2000 Index
Innovator U.S. Small Cap Managed Floor ETF	RFLR	September 16, 2024	Russell 2000 Index
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust

(a)	Each Fund individually seeks to track their respective index or Fund, before fees and expenses.
(b)
BUFF seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFF will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses).

(c)
BUFB seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFB will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses).

(d)
In order to achieve its investment objectives, QBF may invest in its wholly owned subsidiary, Innovator Bitcoin 20 Floor ETF - Quarterly (Cayman); a company incorporated under the laws of the Cayman Islands. Innovator Bitcoin 20 Floor ETF - Quarterly (Cayman) acts as an investment vehicle in order to enter into certain investments for QBF, consistent with its investment objectives and policies.

500

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. The Innovator International Developed and Emerging Markets ETFs list and principally trade their shares on NYSE Arca (“NYSE”). QBUF lists and principally trades its shares on Nasdaq Global Market (“Nasdaq”). All other Innovator ETFs included in this report each, respectively, list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”).
Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), a predetermined buffer (a “Buffer”) against Benchmark losses, or a barrier against a predetermined market value decrease (a “Barrier”), as applicable, for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.
Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Graham Day (Chief Investment Officer of the Adviser), who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Valuation: The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.
Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.
Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. If there is no sale or official closing price or such price is believed by the Valuation Designee to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the valuation procedures and consistent with applicable regulatory guidance.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

501

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Fixed income securities, swaps, and other similar instruments are valued using a pricing service. Currency–, credit-, commodity- and equity-linked notes, and other similar instruments will be valued using broker quotes. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.
Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the midpoint of their most recent bid and asked price, if available, or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions. Over-the-counter (“OTC”) options are fair valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.
If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.
Fair Valuation Measurement: FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

502

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of April 30, 2026:
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$7,752,916	$—	$7,752,916
Total Investments	$—	$7,752,916	$—	$7,752,916
Liabilities:
Investments:
Written Options	$—	$(1,300)	$—	$(1,300)
Total Investments	$—	$(1,300)	$—	$(1,300)

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$22,804,876	$—	$22,804,876
Total Investments	$—	$22,804,876	$—	$22,804,876
Liabilities:
Investments:
Written Options	$—	$(81,521)	$—	$(81,521)
Total Investments	$—	$(81,521)	$—	$(81,521)

Innovator Defined Wealth Shield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,640,300,765	$—	$2,640,300,765
Total Investments	$—	$2,640,300,765	$—	$2,640,300,765
Liabilities:
Investments:
Written Options	$—	$(221,000,805)	$—	$(221,000,805)
Total Investments	$—	$(221,000,805)	$—	$(221,000,805)

503

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Emerging Markets 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$34,113,917	$—	$34,113,917
Total Investments	$—	$34,113,917	$—	$34,113,917
Liabilities:
Investments:
Written Options	$—	$(2,315,543)	$—	$(2,315,543)
Total Investments	$—	$(2,315,543)	$—	$(2,315,543)

Innovator Emerging Markets Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$107,584,862	$—	$107,584,862
Total Investments	$—	$107,584,862	$—	$107,584,862
Liabilities:
Investments:
Written Options	$—	$(7,860,006)	$—	$(7,860,006)
Total Investments	$—	$(7,860,006)	$—	$(7,860,006)

Innovator Emerging Markets Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$173,866,777	$—	$173,866,777
Total Investments	$—	$173,866,777	$—	$173,866,777
Liabilities:
Investments:
Written Options	$—	$(18,764,044)	$—	$(18,764,044)
Total Investments	$—	$(18,764,044)	$—	$(18,764,044)

504

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Emerging Markets Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$164,542,780	$—	$164,542,780
Total Investments	$—	$164,542,780	$—	$164,542,780
Liabilities:
Investments:
Written Options	$—	$(24,449,682)	$—	$(24,449,682)
Total Investments	$—	$(24,449,682)	$—	$(24,449,682)

Innovator Emerging Markets Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$123,854,532	$—	$123,854,532
Total Investments	$—	$123,854,532	$—	$123,854,532
Liabilities:
Investments:
Written Options	$—	$(11,571,694)	$—	$(11,571,694)
Total Investments	$—	$(11,571,694)	$—	$(11,571,694)

Innovator Equity Defined Protection ETF - 1 Yr April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$88,013,037	$—	$—	$88,013,037
Purchased Options	—	3,172,616	—	3,172,616
Total Investments	$88,013,037	$3,172,616	$—	$91,185,653
Liabilities:
Investments:
Written Options	$—	$(9,325,578)	$—	$(9,325,578)
Total Investments	$—	$(9,325,578)	$—	$(9,325,578)

505

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Equity Defined Protection ETF - 1 Yr August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$112,136,562	$—	$112,136,562
Total Investments	$—	$112,136,562	$—	$112,136,562
Liabilities:
Investments:
Written Options	$—	$(8,810,316)	$—	$(8,810,316)
Total Investments	$—	$(8,810,316)	$—	$(8,810,316)

Innovator Equity Defined Protection ETF - 1 Yr December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$120,452,056	$—	$120,452,056
Total Investments	$—	$120,452,056	$—	$120,452,056
Liabilities:
Investments:
Written Options	$—	$(6,190,465)	$—	$(6,190,465)
Total Investments	$—	$(6,190,465)	$—	$(6,190,465)

Innovator Equity Defined Protection ETF - 1 Yr February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$171,956,767	$—	$171,956,767
Total Investments	$—	$171,956,767	$—	$171,956,767
Liabilities:
Investments:
Written Options	$—	$(9,773,331)	$—	$(9,773,331)
Total Investments	$—	$(9,773,331)	$—	$(9,773,331)

506

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Equity Defined Protection ETF - 1 Yr January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$122,235,857	$—	$122,235,857
Total Investments	$—	$122,235,857	$—	$122,235,857
Liabilities:
Investments:
Written Options	$—	$(7,216,034)	$—	$(7,216,034)
Total Investments	$—	$(7,216,034)	$—	$(7,216,034)

Innovator Equity Defined Protection ETF - 1 Yr July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$142,512,008	$—	$142,512,008
Total Investments	$—	$142,512,008	$—	$142,512,008
Liabilities:
Investments:
Written Options	$—	$(12,969,012)	$—	$(12,969,012)
Total Investments	$—	$(12,969,012)	$—	$(12,969,012)

Innovator Equity Defined Protection ETF - 1 Yr June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$38,150,262	$—	$38,150,262
Total Investments	$—	$38,150,262	$—	$38,150,262
Liabilities:
Investments:
Written Options	$—	$(4,769,648)	$—	$(4,769,648)
Total Investments	$—	$(4,769,648)	$—	$(4,769,648)

507

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Equity Defined Protection ETF - 1 Yr March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$123,785,425	$—	$—	$123,785,425
Purchased Options	—	5,287,101	—	5,287,101
Total Investments	$5,287,101	$5,287,101	$—	$129,072,526
Liabilities:
Investments:
Written Options	$—	$(8,505,118)	$—	$(8,505,118)
Total Investments	$—	$(8,505,118)	$—	$(8,505,118)

Innovator Equity Defined Protection ETF - 1 Yr May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$33,061,368	$—	$—	$33,061,368
Purchased Options	—	2,013,907	—	2,013,907
Total Investments	$33,061,368	$2,013,907	$—	$35,075,275
Liabilities:
Investments:
Written Options	$—	$(1,656,509)	$—	$(1,656,509)
Total Investments	$—	$(1,656,509)	$—	$(1,656,509)

Innovator Equity Defined Protection ETF - 1 Yr November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$147,805,092	$—	$147,805,092
Total Investments	$—	$147,805,092	$—	$147,805,092
Liabilities:
Investments:
Written Options	$—	$(6,835,700)	$—	$(6,835,700)
Total Investments	$—	$(6,835,700)	$—	$(6,835,700)

508

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Equity Defined Protection ETF - 1 Yr October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$121,421,546	$—	$121,421,546
Total Investments	$—	$121,421,546	$—	$121,421,546
Liabilities:
Investments:
Written Options	$—	$(6,891,982)	$—	$(6,891,982)
Total Investments	$—	$(6,891,982)	$—	$(6,891,982)

Innovator Equity Defined Protection ETF - 1 Yr September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$155,704,440	$—	$155,704,440
Total Investments	$—	$155,704,440	$—	$155,704,440
Liabilities:
Investments:
Written Options	$—	$(11,433,950)	$—	$(11,433,950)
Total Investments	$—	$(11,433,950)	$—	$(11,433,950)

Innovator Equity Defined Protection ETF - 2 Yr to April 2027

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$12,424,221	$—	$12,424,221
Total Investments	$—	$12,424,221	$—	$12,424,221
Liabilities:
Investments:
Written Options	$—	$(1,977,181)	$—	$(1,977,181)
Total Investments	$—	$(1,977,181)	$—	$(1,977,181)

509

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Equity Defined Protection ETF - 2 Yr to April 2028

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$57,298,709	$—	$—	$57,298,709
Purchased Options	—	3,422,233	—	3,422,233
Total Investments	$57,298,709	$3,422,233	$—	$60,720,942
Liabilities:
Investments:
Written Options	$—	$(6,555,040)	$—	$(6,555,040)
Total Investments	$—	$(6,555,040)	$—	$(6,555,040)

Innovator Equity Defined Protection ETF - 2 Yr to January 2027

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$35,734,081	$—	$35,734,081
Total Investments	$—	$35,734,081	$—	$35,734,081
Liabilities:
Investments:
Written Options	$—	$(3,822,645)	$—	$(3,822,645)
Total Investments	$—	$(3,822,645)	$—	$(3,822,645)

Innovator Equity Defined Protection ETF - 2 Yr to January 2028

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$48,902,106	$—	$48,902,106
Total Investments	$—	$48,902,106	$—	$48,902,106
Liabilities:
Investments:
Written Options	$—	$(3,830,206)	$—	$(3,830,206)
Total Investments	$—	$(3,830,206)	$—	$(3,830,206)

510

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Equity Defined Protection ETF - 2 Yr to July 2026

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$66,196,523	$—	$66,196,523
Total Investments	$—	$66,196,523	$—	$66,196,523
Liabilities:
Investments:
Written Options	$—	$(7,598,567)	$—	$(7,507,583)
Total Investments	$—	$(7,598,567)	$—	$(7,598,567)

Innovator Equity Defined Protection ETF - 2 Yr to July 2027

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$159,855,622	$—	$159,855,622
Total Investments	$—	$159,855,622	$—	$159,855,622
Liabilities:
Investments:
Written Options	$—	$(18,125,570)	$—	$(18,125,570)
Total Investments	$—	$(18,125,570)	$—	$(18,125,570)

Innovator Equity Defined Protection ETF - 2 Yr to October 2026

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$79,465,796	$—	$79,465,796
Total Investments	$—	$79,465,796	$—	$79,465,796
Liabilities:
Investments:
Written Options	$—	$(10,017,019)	$—	$(10,017,019)
Total Investments	$—	$(10,017,019)	$—	$(10,017,019)

511

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Equity Defined Protection ETF - 2 Yr to October 2027

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$21,198,078	$—	$21,198,078
Total Investments	$—	$21,198,078	$—	$21,198,078
Liabilities:
Investments:
Written Options	$—	$(1,754,620)	$—	$(1,754,620)
Total Investments	$—	$(1,754,620)	$—	$(1,754,620)

Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$87,737,575	$—	$—	$87,737,575
Purchased Options	—	1,539,992	$—	1,539,992
Total Investments	$87,737,575	$1,539,992	$—	$89,277,567
Liabilities:
Investments:
Written Options	$—	$(8,558,649)	$—	$(8,558,649)
Total Investments	$—	$(8,558,649)	$—	$(8,558,649)

Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$263,121,200	$—	$263,121,200
Total Investments	$—	$263,121,200	$—	$263,121,200
Liabilities:
Investments:
Written Options	$—	$(10,512,000)	$—	$(10,512,000)
Total Investments	$—	$(10,512,000)	$—	$(10,512,000)

512

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Equity Dual Directional 10 Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$14,989,882	$—	$—	$14,989,882
Purchased Options	—	3,948,012	—	3,948,012
Total Investments	$14,989,882	$3,948,012	$—	$18,937,894
Liabilities:
Investments:
Written Options	$—	$(4,466,713)	$—	$(4,466,713)
Total Investments	$—	$(4,466,713)	$—	$(4,466,713)

Innovator Equity Dual Directional 10 Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$34,278,411	$—	$34,278,411
Total Investments	$—	$34,278,411	$—	$34,278,411
Liabilities:
Investments:
Written Options	$—	$(6,102,267)	$—	$(6,102,267)
Total Investments	$—	$(6,102,267)	$—	$(6,102,267)

Innovator Equity Dual Directional 10 Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$23,622,269	$—	$23,622,269
Total Investments	$—	$23,622,269	$—	$23,622,269
Liabilities:
Investments:
Written Options	$—	$(5,364,397)	$—	$(5,364,397)
Total Investments	$—	$(5,364,397)	$—	$(5,364,397)

513

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Equity Dual Directional 10 Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$28,844,635	$—	$28,844,635
Total Investments	$—	$28,844,635	$—	$28,844,635
Liabilities:
Investments:
Written Options	$—	$(5,866,096)	$—	$(5,866,096)
Total Investments	$—	$(5,866,096)	$—	$(5,866,096)

Innovator Equity Dual Directional 10 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$109,347,269	$—	$109,347,269
Total Investments	$—	$109,347,269	$—	$109,347,269
Liabilities:
Investments:
Written Options	$—	$(7,083,199)	$—	$(7,083,199)
Total Investments	$—	$(7,083,199)	$—	$(7,083,199)

Innovator Equity Dual Directional 10 Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$16,723,114	$—	$16,723,114
Total Investments	$—	$16,723,114	$—	$16,723,114
Liabilities:
Investments:
Written Options	$—	$(3,984,379)	$—	$(3,984,379)
Total Investments	$—	$(3,984,379)	$—	$(3,984,379)

514

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Equity Dual Directional 10 Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$969,731	$—	$—	$969,731
Purchased Options	—	430,710	—	430,710
Total Investments	$969,731	$430,710	$—	$1,400,441
Liabilities:
Investments:
Written Options	$—	$(420,285)	$—	$(420,285)
Total Investments	$—	$(420,285)	$—	$(420,285)

Innovator Equity Dual Directional 10 Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$55,477,718	$—	$55,477,718
Total Investments	$—	$55,477,718	$—	$55,477,718
Liabilities:
Investments:
Written Options	$—	$(8,458,632)	$—	$(8,458,632)
Total Investments	$—	$(8,458,632)	$—	$(8,458,632)

Innovator Equity Dual Directional 10 Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$35,012,261	$—	$35,012,261
Total Investments	$—	$35,012,261	$—	$35,012,261
Liabilities:
Investments:
Written Options	$—	$(4,300,402)	$—	$(4,300,402)
Total Investments	$—	$(4,300,402)	$—	$(4,300,402)

515

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Equity Dual Directional 10 Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$24,947,241	$—	$24,947,241
Total Investments	$—	$24,947,241	$—	$24,947,241
Liabilities:
Investments:
Written Options	$—	$(2,413,632)	$—	$(2,413,632)
Total Investments	$—	$(2,413,632)	$—	$(2,413,632)

Innovator Equity Dual Directional 15 Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$103,829,964	$—	$—	$103,829,964
Purchased Options	—	30,904,817	—	30,904,817
Total Investments	$30,904,817	$24,947,241	$—	$134,734,781
Liabilities:
Investments:
Written Options	$—	$(35,429,436)	$—	$(35,429,436)
Total Investments	$—	$(35,429,436)	$—	$(35,429,436)

Innovator Equity Dual Directional 15 Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$146,375,259	$—	$146,375,259
Total Investments	$—	$146,375,259	$—	$146,375,259
Liabilities:
Investments:
Written Options	$—	$(28,350,749)	$—	$(28,350,749)
Total Investments	$—	$(28,350,749)	$—	$(28,350,749)

516

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Equity Dual Directional 15 Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$92,100,484	$—	$92,100,484
Total Investments	$—	$92,100,484	$—	$92,100,484
Liabilities:
Investments:
Written Options	$—	$(22,654,245)	$—	$(22,654,245)
Total Investments	$—	$(22,654,245)	$—	$(22,654,245)

Innovator Equity Dual Directional 15 Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$99,575,691	$—	$99,575,691
Total Investments	$—	$99,575,691	$—	$99,575,691
Liabilities:
Investments:
Written Options	$—	$(22,042,666)	$—	$(22,042,666)
Total Investments	$—	$(22,042,666)	$—	$(22,042,666)

Innovator Equity Dual Directional 15 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$78,914,984	$—	$78,914,984
Total Investments	$—	$78,914,984	$—	$78,914,984
Liabilities:
Investments:
Written Options	$—	$(7,245,106)	$—	$(7,245,106)
Total Investments	$—	$(7,245,106)	$—	$(7,245,106)

517

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Equity Dual Directional 15 Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$61,639,609	$—	$61,639,609
Total Investments	$—	$61,639,609	$—	$61,639,609
Liabilities:
Investments:
Written Options	$—	$(16,059,300)	$—	$(16,059,300)
Total Investments	$—	$(16,059,300)	$—	$(16,059,300)

Innovator Equity Dual Directional 15 Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$969,731	$—	$—	$969,731
Purchased Options	—	474,735	—	474,735
Total Investments	$969,731	$474,735	$—	$1,444,466
Liabilities:
Investments:
Written Options	$—	$(464,070)	$—	$(464,070)
Total Investments	$—	$(464,070)	$—	$(464,070)

Innovator Equity Dual Directional 15 Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$131,209,252	$—	$131,209,252
Total Investments	$—	$131,209,252	$—	$131,209,252
Liabilities:
Investments:
Written Options	$—	$(21,520,360)	$—	$(21,520,360)
Total Investments	$—	$(21,520,360)	$—	$(21,520,360)

518

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Equity Dual Directional 15 Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$114,512,549	$—	$114,512,549
Total Investments	$—	$114,512,549	$—	$114,512,549
Liabilities:
Investments:
Written Options	$—	$(15,739,503)	$—	$(15,739,503)
Total Investments	$—	$(15,739,503)	$—	$(15,739,503)

Innovator Equity Dual Directional 15 Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$59,300,609	$—	$59,300,609
Total Investments	$—	$59,300,609	$—	$59,300,609
Liabilities:
Investments:
Written Options	$—	$(6,867,141)	$—	$(6,867,141)
Total Investments	$—	$(6,867,141)	$—	$(6,867,141)

Innovator Equity Dual Directional 5 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$58,571,414	$—	$58,571,414
Total Investments	$—	$58,571,414	$—	$58,571,414
Liabilities:
Investments:
Written Options	$—	$(4,647,943)	$—	$(4,647,943)
Total Investments	$—	$(4,647,943)	$—	$(4,647,943)

519

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Growth Accelerated ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$66,084,795	$—	$66,084,795
Total Investments	$—	$66,084,795	$—	$66,084,795
Liabilities:
Investments:
Written Options	$—	$(12,138,815)	$—	$(12,138,815)
Total Investments	$—	$(12,138,815)	$—	$(12,138,815)

Innovator Growth Accelerated Plus ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$23,919,298	$—	$23,919,298
Total Investments	$—	$23,919,298	$—	$23,919,298
Liabilities:
Investments:
Written Options	$—	$(7,742,766)	$—	$(7,742,766)
Total Investments	$—	$(7,742,766)	$—	$(7,742,766)

Innovator Growth Accelerated Plus ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$21,638,177	$—	$21,638,177
Total Investments	$—	$21,638,177	$—	$21,638,177
Liabilities:
Investments:
Written Options	$—	$(5,025,623)	$—	$(5,025,623)
Total Investments	$—	$(5,025,623)	$—	$(5,025,623)

520

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Growth Accelerated Plus ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$38,122,767	$—	$38,122,767
Total Investments	$—	$38,122,767	$—	$38,122,767
Liabilities:
Investments:
Written Options	$—	$(11,157,055)	$—	$(11,157,055)
Total Investments	$—	$(11,157,055)	$—	$(11,157,055)

Innovator Growth Accelerated Plus ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$19,847,510	$—	$19,847,510
Total Investments	$—	$19,847,510	$—	$19,847,510
Liabilities:
Investments:
Written Options	$—	$(4,346,561)	$—	$(4,346,561)
Total Investments	$—	$(4,346,561)	$—	$(4,346,561)

Innovator Growth-100 Dual Directional 5 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$27,535,141	$—	$27,535,141
Total Investments	$—	$27,535,141	$—	$27,535,141
Liabilities:
Investments:
Written Options	$—	$(3,046,786)	$—	$(3,046,786)
Total Investments	$—	$(3,046,786)	$—	$(3,046,786)

521

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Growth-100 Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$242,309,303	$—	$242,309,303
Total Investments	$—	$242,309,303	$—	$242,309,303
Liabilities:
Investments:
Written Options	$—	$(26,626,108)	$—	$(26,626,108)
Total Investments	$—	$(26,626,108)	$—	$(26,626,108)

Innovator Growth-100 Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$85,955,035	$—	$85,955,035
Total Investments	$—	$85,955,035	$—	$85,955,035
Liabilities:
Investments:
Written Options	$—	$(5,785,766)	$—	$(5,785,766)
Total Investments	$—	$(5,785,766)	$—	$(5,785,766)

Innovator Growth-100 Power Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$84,396,555	$—	$84,396,555
Total Investments	$—	$84,396,555	$—	$84,396,555
Liabilities:
Investments:
Written Options	$—	$(4,642,505)	$—	$(4,642,505)
Total Investments	$—	$(4,642,505)	$—	$(4,642,505)

522

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Growth-100 Power Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$89,279,436	$—	$89,279,436
Total Investments	$—	$89,279,436	$—	$89,279,436
Liabilities:
Investments:
Written Options	$—	$(6,286,637)	$—	$(6,286,637)
Total Investments	$—	$(6,286,637)	$—	$(6,286,637)

Innovator Growth-100 Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$398,001,614	$—	$398,001,614
Total Investments	$—	$398,001,614	$—	$398,001,614
Liabilities:
Investments:
Written Options	$—	$(27,702,489)	$—	$(27,702,489)
Total Investments	$—	$(27,702,489)	$—	$(27,702,489)

Innovator Growth-100 Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$229,101,543	$—	$229,101,543
Total Investments	$—	$229,101,543	$—	$229,101,543
Liabilities:
Investments:
Written Options	$—	$(16,922,290)	$—	$(16,922,290)
Total Investments	$—	$(16,922,290)	$—	$(16,922,290)

523

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Growth-100 Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$63,223,269	$—	$63,223,269
Total Investments	$—	$63,223,269	$—	$63,223,269
Liabilities:
Investments:
Written Options	$—	$(6,924,132)	$—	$(6,924,132)
Total Investments	$—	$(6,924,132)	$—	$(6,924,132)

Innovator Growth-100 Power Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$101,649,523	$—	$101,649,523
Total Investments	$—	$101,649,523	$—	$101,649,523
Liabilities:
Investments:
Written Options	$—	$(8,560,083)	$—	$(8,560,083)
Total Investments	$—	$(8,560,083)	$—	$(8,560,083)

Innovator Growth-100 Power Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$14,456,664	$—	$14,456,664
Total Investments	$—	$14,456,664	$—	$14,456,664
Liabilities:
Investments:
Written Options	$—	$(975,324)	$—	$(975,324)
Total Investments	$—	$(975,324)	$—	$(975,324)

524

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Growth-100 Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$115,283,473	$—	$115,283,473
Total Investments	$—	$115,283,473	$—	$115,283,473
Liabilities:
Investments:
Written Options	$—	$(4,497,154)	$—	$(4,497,154)
Total Investments	$—	$(4,497,154)	$—	$(4,497,154)

Innovator Growth-100 Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$249,875,848	$—	$249,875,848
Total Investments	$—	$249,875,848	$—	$249,875,848
Liabilities:
Investments:
Written Options	$—	$(13,554,424)	$—	$(13,554,424)
Total Investments	$—	$(13,554,424)	$—	$(13,554,424)

Innovator Growth-100 Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$42,023,524	$—	$42,023,524
Total Investments	$—	$42,023,524	$—	$42,023,524
Liabilities:
Investments:
Written Options	$—	$(3,208,446)	$—	$(3,208,446)
Total Investments	$—	$(3,208,446)	$—	$(3,208,446)

525

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator International Developed 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$106,214,436	$—	$106,214,436
Total Investments	$—	$106,214,436	$—	$106,214,436
Liabilities:
Investments:
Written Options	$—	$(2,226,456)	$—	$(2,226,456)
Total Investments	$—	$(2,226,456)	$—	$(2,226,456)

Innovator International Developed Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$214,955,570	$—	$214,955,570
Total Investments	$—	$214,955,570	$—	$214,955,570
Liabilities:
Investments:
Written Options	$—	$(10,148,439)	$—	$(10,148,439)
Total Investments	$—	$(10,148,439)	$—	$(10,148,439)

Innovator International Developed Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$47,972,230	$—	$47,972,230
Total Investments	$—	$47,972,230	$—	$47,972,230
Liabilities:
Investments:
Written Options	$—	$(2,349,891)	$—	$(2,349,891)
Total Investments	$—	$(2,349,891)	$—	$(2,349,891)

526

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator International Developed Power Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$45,573,745	$—	$45,573,745
Total Investments	$—	$45,573,745	$—	$45,573,745
Liabilities:
Investments:
Written Options	$—	$(1,318,980)	$—	$(1,318,980)
Total Investments	$—	$(1,318,980)	$—	$(1,318,980)

Innovator International Developed Power Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$85,555,642	$—	$85,555,642
Total Investments	$—	$85,555,642	$—	$85,555,642
Liabilities:
Investments:
Written Options	$—	$(3,172,271)	$—	$(3,172,271)
Total Investments	$—	$(3,172,271)	$—	$(3,172,271)

Innovator International Developed Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$274,170,556	$—	$274,170,556
Total Investments	$—	$274,170,556	$—	$274,170,556
Liabilities:
Investments:
Written Options	$—	$(11,508,674)	$—	$(11,508,674)
Total Investments	$—	$(11,508,674)	$—	$(11,508,674)

527

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator International Developed Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$199,049,404	$—	$199,049,404
Total Investments	$—	$199,049,404	$—	$199,049,404
Liabilities:
Investments:
Written Options	$—	$(5,966,764)	$—	$(5,966,764)
Total Investments	$—	$(5,966,764)	$—	$(5,966,764)

Innovator International Developed Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$44,497,983	$—	$44,497,983
Total Investments	$—	$44,497,983	$—	$44,497,983
Liabilities:
Investments:
Written Options	$—	$(1,106,849)	$—	$(1,106,849)
Total Investments	$—	$(1,106,849)	$—	$(1,106,849)

Innovator International Developed Power Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$85,619,255	$—	$85,619,255
Total Investments	$—	$85,619,255	$—	$85,619,255
Liabilities:
Investments:
Written Options	$—	$(3,193,653)	$—	$(3,193,653)
Total Investments	$—	$(3,193,653)	$—	$(3,193,653)

528

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator International Developed Power Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$33,331,870	$—	$33,331,870
Total Investments	$—	$33,331,870	$—	$33,331,870
Liabilities:
Investments:
Written Options	$—	$(1,481,766)	$—	$(1,481,766)
Total Investments	$—	$(1,481,766)	$—	$(1,481,766)

Innovator International Developed Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$55,669,805	$—	$55,669,805
Total Investments	$—	$55,669,805	$—	$55,669,805
Liabilities:
Investments:
Written Options	$—	$(1,198,520)	$—	$(1,198,520)
Total Investments	$—	$(1,198,520)	$—	$(1,198,520)

Innovator International Developed Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$183,384,350	$—	$183,384,350
Total Investments	$—	$183,384,350	$—	$183,384,350
Liabilities:
Investments:
Written Options	$—	$(5,704,206)	$—	$(5,704,206)
Total Investments	$—	$(5,704,206)	$—	$(5,704,206)

529

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator International Developed Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$94,158,376	$—	$94,158,376
Total Investments	$—	$94,158,376	$—	$94,158,376
Liabilities:
Investments:
Written Options	$—	$(3,109,804)	$—	$(3,109,804)
Total Investments	$—	$(3,109,804)	$—	$(3,109,804)

Innovator Nasdaq-100 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$176,342,097	$—	$176,342,097
Total Investments	$—	$176,342,097	$—	$176,342,097
Liabilities:
Investments:
Written Options	$—	$(18,379,231)	$—	$(18,379,231)
Total Investments	$—	$(18,379,231)	$—	$(18,379,231)

Innovator Premium Income 15 Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$7,070,720	$—	$—	$7,070,720
Total Investments	$7,070,720	$—	$—	$7,070,720
Liabilities:
Investments:
Written Options	$—	$(113,051)	$—	$(113,051)
Total Investments	$—	$(113,051)	$—	$(113,051)

530

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Premium Income 15 Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$12,489,212	$—	$—	$12,489,212
Total Investments	$12,489,212	$—	$—	$12,489,212
Liabilities:
Investments:
Written Options	$—	$(179,188)	$—	$(179,188)
Total Investments	$—	$(179,188)	$—	$(179,188)

Innovator Premium Income 15 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$8,980,257	$—	$—	$8,980,257
Total Investments	$8,980,257	$—	$—	$8,980,257
Liabilities:
Investments:
Written Options	$—	$(9,861)	$—	$(9,861)
Total Investments	$—	$(9,861)	$—	$(9,861)

Innovator Premium Income 15 Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$13,822,889	$—	$—	$13,822,889
Total Investments	$13,822,889	$—	$—	$13,822,889
Liabilities:
Investments:
Written Options	$—	$(97,273)	$—	$(97,273)
Total Investments	$—	$(97,273)	$—	$(97,273)

531

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Premium Income 20 Barrier ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$5,635,659	$—	$5,635,659
U.S. Treasury Bills	24,504,531	—	—	24,504,531
Total Investments	$19,649,519	$5,635,659	$—	$30,140,190
Liabilities:
Investments:
Written Options	$—	$(6,227,835)	$—	$(6,227,835)
Total Investments	$—	$(6,227,835)	$—	$(6,227,835)

Innovator Premium Income 20 Barrier ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$3,858,743	$—	$3,858,743
U.S. Treasury Bills	19,649,519	—	—	19,649,519
Total Investments	$19,649,519	$3,858,743	$—	$23,508,262
Liabilities:
Investments:
Written Options	$—	$(4,304,747)	$—	$(4,304,747)
Total Investments	$—	$(4,304,747)	$—	$(4,304,747)

Innovator Premium Income 20 Barrier ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$247,687	$—	$247,687
U.S. Treasury Bills	16,890,300	—	—	16,890,300
Total Investments	$16,890,300	$247,687	$—	$17,137,987
Liabilities:
Investments:
Written Options	$—	$(278,080)	$—	$(278,080)
Total Investments	$—	$(278,080)	$—	$(278,080)

532

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Premium Income 20 Barrier ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,914,804	$—	$1,914,804
U.S. Treasury Bills	20,105,912	—	—	20,105,912
Total Investments	$20,105,912	$1,914,804	$—	$22,020,716
Liabilities:
Investments:
Written Options	$—	$(2,136,362)	$—	$(2,136,362)
Total Investments	$—	$(2,136,362)	$—	$(2,136,362)

Innovator Premium Income 30 Barrier ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$6,829,301	$—	$6,829,301
U.S. Treasury Bills	31,737,526	—	—	31,737,526
Total Investments	$31,737,526	$6,829,301	$—	$38,566,827
Liabilities:
Investments:
Written Options	$—	$(7,398,574)	$—	$(7,398,574)
Total Investments	$—	$(7,398,574)	$—	$(7,398,574)

Innovator Premium Income 30 Barrier ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,671,763	$—	$2,671,763
U.S. Treasury Bills	15,713,674	—	—	15,713,674
Total Investments	$15,713,674	$2,671,763	$—	$18,385,437
Liabilities:
Investments:
Written Options	$—	$(2,909,189)	$—	$(2,909,189)
Total Investments	$—	$(2,909,189)	$—	$(2,909,189)

533

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator Premium Income 30 Barrier ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$180,703	$—	$180,703
U.S. Treasury Bills	16,257,404	—	—	16,257,404
Total Investments	$16,257,404	$180,703	$—	$16,438,107
Liabilities:
Investments:
Written Options	$—	$(200,292)	$—	$(200,292)
Total Investments	$—	$(200,292)	$—	$(200,292)

Innovator Premium Income 30 Barrier ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,614,521	$—	$1,614,521
U.S. Treasury Bills	19,385,013	—	—	19,385,013
Total Investments	$19,385,013	$1,614,521	$—	$20,999,534
Liabilities:
Investments:
Written Options	$—	$(1,755,951)	$—	$(1,755,951)
Total Investments	$—	$(1,755,951)	$—	$(1,755,951)

Innovator U.S. Equity 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$679,693,887	$—	$679,693,887
Total Investments	$—	$679,693,887	$—	$679,693,887
Liabilities:
Investments:
Written Options	$—	$(47,964,552)	$—	$(47,964,552)
Total Investments	$—	$(47,964,552)	$—	$(47,964,552)

534

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$173,990,827	$—	$—	$173,990,827
Purchased Options	—	774,706	—	774,706
Total Investments	$173,990,827	$774,706	$—	$174,765,533
Liabilities:
Investments:
Written Options	$—	$(9,418,664)	$—	$(9,418,664)
Total Investments	$—	$(9,418,664)	$—	$(9,418,664)

Innovator U.S. Equity Accelerated 9 Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$136,604,641	$—	$—	$136,604,641
Purchased Options	—	26,126,713	—	26,126,713
Total Investments	$—	$26,126,713	$—	$162,731,354
Liabilities:
Investments:
Written Options	$—	$(31,331,031)	$—	$(31,331,031)
Total Investments	$—	$(31,331,031)	$—	$(31,331,031)

Innovator U.S. Equity Accelerated 9 Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$109,161,469	$—	$109,161,469
Total Investments	$—	$109,161,469	$—	$109,161,469
Liabilities:
Investments:
Written Options	$—	$(14,293,814)	$—	$(14,293,814)
Total Investments	$—	$(14,293,814)	$—	$(14,293,814)

535

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity Accelerated 9 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$89,444,147	$—	$89,444,147
Total Investments	$—	$89,444,147	$—	$89,444,147
Liabilities:
Investments:
Written Options	$—	$(15,599,034)	$—	$(15,599,034)
Total Investments	$—	$(15,599,034)	$—	$(15,599,034)

Innovator U.S. Equity Accelerated 9 Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$71,906,556	$—	$71,906,556
Total Investments	$—	$71,906,556	$—	$71,906,556
Liabilities:
Investments:
Written Options	$—	$(8,627,964)	$—	$(8,627,964)
Total Investments	$—	$(8,627,964)	$—	$(8,627,964)

Innovator U.S. Equity Accelerated ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$73,077,984	$—	$—	$73,077,984
Purchased Options	—	7,703,228	—	7,703,228
Total Investments	$73,077,984	$7,703,228	$—	$80,781,212
Liabilities:
Investments:
Written Options	$—	$(10,239,477)	$—	$(10,239,477)
Total Investments	$—	$(10,239,477)	$—	$(10,239,477)

536

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity Accelerated Plus ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$22,514,548	$—	$—	$22,514,548
Purchased Options	—	7,037,353	—	7,037,353
Total Investments	$22,514,548	$7,037,353	$—	$29,551,901
Liabilities:
Investments:
Written Options	$—	$(7,461,684)	$—	$(7,461,684)
Total Investments	$—	$(7,461,684)	$—	$(7,461,684)

Innovator U.S. Equity Accelerated Plus ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$21,940,992	$—	$21,940,992
Total Investments	$—	$21,940,992	$—	$21,940,992
Liabilities:
Investments:
Written Options	$—	$(3,844,608)	$—	$(3,844,608)
Total Investments	$—	$(3,844,608)	$—	$(3,844,608)

Innovator U.S. Equity Accelerated Plus ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$28,197,973	$—	$28,197,973
Total Investments	$—	$28,197,973	$—	$28,197,973
Liabilities:
Investments:
Written Options	$—	$(6,967,574)	$—	$(6,967,574)
Total Investments	$—	$(6,967,574)	$—	$(6,967,574)

537

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity Accelerated Plus ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$25,296,339	$—	$25,296,339
Total Investments	$—	$25,296,339	$—	$25,296,339
Liabilities:
Investments:
Written Options	$—	$(4,288,577)	$—	$(4,288,577)
Total Investments	$—	$(4,288,577)	$—	$(4,288,577)

Innovator U.S. Equity Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$420,888,933	$—	$420,888,933
Total Investments	$—	$420,888,933	$—	$420,888,933
Liabilities:
Investments:
Written Options	$—	$(25,914,348)	$—	$(25,914,348)
Total Investments	$—	$(25,914,348)	$—	$(25,914,348)

Innovator U.S. Equity Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$198,023,223	$—	$198,023,223
Total Investments	$—	$198,023,223	$—	$198,023,223
Liabilities:
Investments:
Written Options	$—	$(5,537,947)	$—	$(5,537,947)
Total Investments	$—	$(5,537,947)	$—	$(5,537,947)

538

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$254,354,557	$—	$254,354,557
Total Investments	$—	$254,354,557	$—	$254,354,557
Liabilities:
Investments:
Written Options	$—	$(7,008,824)	$—	$(7,008,824)
Total Investments	$—	$(7,008,824)	$—	$(7,008,824)

Innovator U.S. Equity Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$244,399,540	$—	$244,399,540
Total Investments	$—	$244,399,540	$—	$244,399,540
Liabilities:
Investments:
Written Options	$—	$(9,331,498)	$—	$(9,331,498)
Total Investments	$—	$(9,331,498)	$—	$(9,331,498)

Innovator U.S. Equity Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$394,208,257	$—	$394,208,257
Total Investments	$—	$394,208,257	$—	$394,208,257
Liabilities:
Investments:
Written Options	$—	$(14,013,161)	$—	$(14,013,161)
Total Investments	$—	$(14,013,161)	$—	$(14,013,161)

539

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$292,450,080	$—	$292,450,080
Total Investments	$—	$292,450,080	$—	$292,450,080
Liabilities:
Investments:
Written Options	$—	$(8,648,165)	$—	$(8,648,165)
Total Investments	$—	$(8,648,165)	$—	$(8,648,165)

Innovator U.S. Equity Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$147,326,212	$—	$147,326,212
Total Investments	$—	$147,326,212	$—	$147,326,212
Liabilities:
Investments:
Written Options	$—	$(8,102,377)	$—	$(8,102,377)
Total Investments	$—	$(8,102,377)	$—	$(8,102,377)

Innovator U.S. Equity Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$237,305,680	$—	$237,305,680
Total Investments	$—	$237,305,680	$—	$237,305,680
Liabilities:
Investments:
Written Options	$—	$(10,450,757)	$—	$(10,450,757)
Total Investments	$—	$(10,450,757)	$—	$(10,450,757)

540

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$157,123,542	$—	$157,123,542
Total Investments	$—	$157,123,542	$—	$157,123,542
Liabilities:
Investments:
Written Options	$—	$(7,547,667)	$—	$(7,547,667)
Total Investments	$—	$(7,547,667)	$—	$(7,547,667)

Innovator U.S. Equity Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$237,585,393	$—	$237,585,393
Total Investments	$—	$237,585,393	$—	$237,585,393
Liabilities:
Investments:
Written Options	$—	$(5,195,479)	$—	$(5,195,479)
Total Investments	$—	$(5,195,479)	$—	$(5,195,479)

Innovator U.S. Equity Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$296,260,185	$—	$296,260,185
Total Investments	$—	$296,260,185	$—	$296,260,185
Liabilities:
Investments:
Written Options	$—	$(7,217,806)	$—	$(7,217,806)
Total Investments	$—	$(7,217,806)	$—	$(7,217,806)

541

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$217,567,728	$—	$217,567,728
Total Investments	$—	$217,567,728	$—	$217,567,728
Liabilities:
Investments:
Written Options	$—	$(6,362,496)	$—	$(6,362,496)
Total Investments	$—	$(6,362,496)	$—	$(6,362,496)

Innovator U.S. Equity Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$ 1,016,819,615	$—	$1,016,819,615
Total Investments	$—	$ 1,016,819,615	$—	$ 1,016,819,615
Liabilities:
Investments:
Written Options	$—	$(78,899,222)	$—	$(78,899,222)
Total Investments	$—	$(78,899,222)	$—	$(78,899,222)

Innovator U.S. Equity Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$925,552,106	$—	$925,552,106
Total Investments	$—	$925,552,106	$—	$925,552,106
Liabilities:
Investments:
Written Options	$—	$(43,017,145)	$—	$(43,017,145)
Total Investments	$—	$(43,017,145)	$—	$(43,017,145)

542

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity Power Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$ 1,054,899,240	$—	$ 1,054,899,240
Total Investments	$—	$ 1,054,899,240	$—	$ 1,054,899,240
Liabilities:
Investments:
Written Options	$—	$(35,540,736)	$—	$(35,540,736)
Total Investments	$—	$(35,540,736)	$—	$(35,540,736)

Innovator U.S. Equity Power Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$961,162,246	$—	$961,162,246
Total Investments	$—	$961,162,246	$—	$961,162,246
Liabilities:
Investments:
Written Options	$—	$(42,149,266)	$—	$(42,149,266)
Total Investments	$—	$(42,149,266)	$—	$(42,149,266)

Innovator U.S. Equity Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$ 1,655,954,864	$—	$ 1,655,954,864
Total Investments	$—	$ 1,655,954,864	$—	$ 1,655,954,864
Liabilities:
Investments:
Written Options	$—	$(71,697,896)	$—	$(71,697,896)
Total Investments	$—	$(71,697,896)	$—	$(71,697,896)

543

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$ 1,057,810,740	$—	$ 1,057,810,740
Total Investments	$—	$ 1,057,810,740	$—	$ 1,057,810,740
Liabilities:
Investments:
Written Options	$—	$(57,090,402)	$—	$(57,090,402)
Total Investments	$—	$(57,090,402)	$—	$(57,090,402)

Innovator U.S. Equity Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$700,567,713	$—	$700,567,713
Total Investments	$—	$700,567,713	$—	$700,567,713
Liabilities:
Investments:
Written Options	$—	$(58,119,177)	$—	$(58,119,177)
Total Investments	$—	$(58,119,177)	$—	$(58,119,177)

Innovator U.S. Equity Power Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$800,473,080	$—	$800,473,080
Total Investments	$—	$800,473,080	$—	$800,473,080
Liabilities:
Investments:
Written Options	$—	$(41,379,701)	$—	$(41,379,701)
Total Investments	$—	$(41,379,701)	$—	$(41,379,701)

544

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity Power Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$632,270,730	$—	$632,270,730
Total Investments	$—	$632,270,730	$—	$632,270,730
Liabilities:
Investments:
Written Options	$—	$(30,331,392)	$—	$(30,331,392)
Total Investments	$—	$(30,331,392)	$—	$(30,331,392)

Innovator U.S. Equity Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$973,797,317	$—	$973,797,317
Total Investments	$—	$973,797,317	$—	$973,797,317
Liabilities:
Investments:
Written Options	$—	$(26,265,600)	$—	$(26,265,600)
Total Investments	$—	$(26,265,600)	$—	$(26,265,600)

Innovator U.S. Equity Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$ 1,081,194,072	$—	$ 1,081,194,072
Total Investments	$—	$ 1,081,194,072	$—	$ 1,081,194,072
Liabilities:
Investments:
Written Options	$—	$(37,305,240)	$—	$(37,305,240)
Total Investments	$—	$(37,305,240)	$—	$(37,305,240)

545

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$895,063,690	$—	$895,063,690
Total Investments	$—	$895,063,690	$—	$895,063,690
Liabilities:
Investments:
Written Options	$—	$(40,318,067)	$—	$(40,318,067)
Total Investments	$—	$(40,318,067)	$—	$(40,318,067)

Innovator U.S. Equity Ultra Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$162,397,648	$—	$—	$162,397,648
Purchased Options	—	4,671,680	—	4,671,680
Total Investments	$162,397,648	$4,671,680	$—	$167,069,328
Liabilities:
Investments:
Written Options	$—	$(12,555,362)	$—	$(12,555,362)
Total Investments	$—	$(12,555,362)	$—	$(12,555,362)

Innovator U.S. Equity Ultra Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$177,398,213	$—	$177,398,213
Total Investments	$—	$177,398,213	$—	$177,398,213
Liabilities:
Investments:
Written Options	$—	$(8,690,274)	$—	$(8,690,274)
Total Investments	$—	$(8,690,274)	$—	$(8,690,274)

546

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity Ultra Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$321,306,880	$—	$321,306,880
Total Investments	$—	$321,306,880	$—	$321,306,880
Liabilities:
Investments:
Written Options	$—	$(9,530,815)	$—	$(9,530,815)
Total Investments	$—	$(9,530,815)	$—	$(9,530,815)

Innovator U.S. Equity Ultra Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$260,700,111	$—	$260,700,111
Total Investments	$—	$260,700,111	$—	$260,700,111
Liabilities:
Investments:
Written Options	$—	$(9,788,257)	$—	$(9,788,257)
Total Investments	$—	$(9,788,257)	$—	$(9,788,257)

Innovator U.S. Equity Ultra Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$336,031,566	$—	$336,031,566
Total Investments	$—	$336,031,566	$—	$336,031,566
Liabilities:
Investments:
Written Options	$—	$(12,928,698)	$—	$(12,928,698)
Total Investments	$—	$(12,928,698)	$—	$(12,928,698)

547

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity Ultra Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$152,544,072	$—	$152,544,072
Total Investments	$—	$152,544,072	$—	$152,544,072
Liabilities:
Investments:
Written Options	$—	$(8,766,713)	$—	$(8,766,713)
Total Investments	$—	$(8,766,713)	$—	$(8,766,713)

Innovator U.S. Equity Ultra Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$85,273,879	$—	$85,273,879
Total Investments	$—	$85,273,879	$—	$85,273,879
Liabilities:
Investments:
Written Options	$—	$(7,610,865)	$—	$(7,610,865)
Total Investments	$—	$(7,610,865)	$—	$(7,610,865)

Innovator U.S. Equity Ultra Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$212,391,663	$—	$—	$212,391,663
Purchased Options	—	6,965,504	$—	6,965,504
Total Investments	$212,391,663	$6,965,504	$—	$219,357,167
Liabilities:
Investments:
Written Options	$—	$(9,933,676)	$—	$(9,933,676)
Total Investments	$—	$(9,933,676)	$—	$(9,933,676)

548

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity Ultra Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$58,938,929	$—	$—	$58,938,929
Purchased Options	—	2,773,247	—	2,773,247
Total Investments	$58,938,929	$2,773,247	$—	$61,712,176
Liabilities:
Investments:
Written Options	$—	$(2,136,604)	$—	$(2,136,604)
Total Investments	$—	$(2,136,604)	$—	$(2,136,604)

Innovator U.S. Equity Ultra Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$182,820,280	$—	$182,820,280
Total Investments	$—	$182,820,280	$—	$182,820,280
Liabilities:
Investments:
Written Options	$—	$(4,544,537)	$—	$(4,544,537)
Total Investments	$—	$(4,544,537)	$—	$(4,544,537)

Innovator U.S. Equity Ultra Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$185,843,121	$—	$185,843,121
Total Investments	$—	$185,843,121	$—	$185,843,121
Liabilities:
Investments:
Written Options	$—	$(6,209,447)	$—	$(6,209,447)
Total Investments	$—	$(6,209,447)	$—	$(6,209,447)

549

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Equity Ultra Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$158,906,947	$—	$158,906,947
Total Investments	$—	$158,906,947	$—	$158,906,947
Liabilities:
Investments:
Written Options	$—	$(7,270,893)	$—	$(7,270,893)
Total Investments	$—	$(7,270,893)	$—	$(7,270,893)

Innovator U.S. Small Cap 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$92,893,222	$—	$92,893,222
Total Investments	$—	$92,893,222	$—	$92,893,222
Liabilities:
Investments:
Written Options	$—	$(6,706,628)	$—	$(6,706,628)
Total Investments	$—	$(6,706,628)	$—	$(6,706,628)

Innovator U.S. Small Cap Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$226,112,239	$—	$226,112,239
Total Investments	$—	$226,112,239	$—	$226,112,239
Liabilities:
Investments:
Written Options	$—	$(17,730,822)	$—	$(17,730,822)
Total Investments	$—	$(17,730,822)	$—	$(17,730,822)

550

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Small Cap Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$88,821,448	$—	$88,821,448
Total Investments	$—	$88,821,448	$—	$88,821,448
Liabilities:
Investments:
Written Options	$—	$(8,907,640)	$—	$(8,907,640)
Total Investments	$—	$(8,907,640)	$—	$(8,907,640)

Innovator U.S. Small Cap Power Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$90,130,270	$—	$90,130,270
Total Investments	$—	$90,130,270	$—	$90,130,270
Liabilities:
Investments:
Written Options	$—	$(5,372,232)	$—	$(5,372,232)
Total Investments	$—	$(5,372,232)	$—	$(5,372,232)

Innovator U.S. Small Cap Power Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$58,812,394	$—	$58,812,394
Total Investments	$—	$58,812,394	$—	$58,812,394
Liabilities:
Investments:
Written Options	$—	$(3,533,298)	$—	$(3,533,298)
Total Investments	$—	$(3,533,298)	$—	$(3,533,298)

551

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Small Cap Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$351,728,062	$—	$351,728,062
Total Investments	$—	$351,728,062	$—	$351,728,062
Liabilities:
Investments:
Written Options	$—	$(26,131,301)	$—	$(26,131,301)
Total Investments	$—	$(26,131,301)	$—	$(26,131,301)

Innovator U.S. Small Cap Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$149,937,723	$—	$149,937,723
Total Investments	$—	$149,937,723	$—	$149,937,723
Liabilities:
Investments:
Written Options	$—	$(15,580,401)	$—	$(15,580,401)
Total Investments	$—	$(15,580,401)	$—	$(15,580,401)

Innovator U.S. Small Cap Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$19,444,633	$—	$19,444,633
Total Investments	$—	$19,444,633	$—	$19,444,633
Liabilities:
Investments:
Written Options	$—	$(2,761,062)	$—	$(2,761,062)
Total Investments	$—	$(2,761,062)	$—	$(2,761,062)

552

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Small Cap Power Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$37,156,863	$—	$37,156,863
Total Investments	$—	$37,156,863	$—	$37,156,863
Liabilities:
Investments:
Written Options	$—	$(2,340,343)	$—	$(2,340,343)
Total Investments	$—	$(2,340,343)	$—	$(2,340,343)

Innovator U.S. Small Cap Power Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$14,728,178	$—	$14,728,178
Total Investments	$—	$14,728,178	$—	$14,728,178
Liabilities:
Investments:
Written Options	$—	$(922,174)	$—	$(922,174)
Total Investments	$—	$(922,174)	$—	$(922,174)

Innovator U.S. Small Cap Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$110,491,342	$—	$110,491,342
Total Investments	$—	$110,491,342	$—	$110,491,342
Liabilities:
Investments:
Written Options	$—	$(6,039,908)	$—	$(6,039,908)
Total Investments	$—	$(6,039,908)	$—	$(6,039,908)

553

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
Innovator U.S. Small Cap Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$150,539,228	$—	$150,539,228
Total Investments	$—	$150,539,228	$—	$150,539,228
Liabilities:
Investments:
Written Options	$—	$(8,781,500)	$—	$(8,781,500)
Total Investments	$—	$(8,781,500)	$—	$(8,781,500)

Innovator U.S. Small Cap Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$26,311,136	$—	$26,311,136
Total Investments	$—	$26,311,136	$—	$26,311,136
Liabilities:
Investments:
Written Options	$—	$(1,704,597)	$—	$(1,704,597)
Total Investments	$—	$(1,704,597)	$—	$(1,704,597)

Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$5,310,298	$—	$5,310,298
U.S. Treasury Bills	12,187,388	—	—	12,187,388
Total Investments	$12,187,388	$5,310,298	$—	$17,497,686
Liabilities:
Investments:
Written Options	$—	$(833,248)	$—	$(833,248)
Total Investments	$—	$(833,248)	$—	$(833,248)

There were no Level 3 investments for the Funds during the period ended April 30, 2026.
Option Contracts: In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).
The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees

554

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.
The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.
When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.
The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

555

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2026 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BALT	$ 2,640,300,765	$ 221,000,805
EBUF	34,113,917	2,315,543
EAPR	107,584,862	7,860,006
EJAN	173,866,777	18,764,044
EJUL	164,542,780	24,449,682
EOCT	123,854,532	11,571,694
ZAPR	3,172,616	9,325,578
ZAUG	112,136,562	8,810,316
ZDEK	120,452,056	6,190,465
ZFEB	171,956,767	9,773,331
ZJAN	122,235,857	7,216,034
ZJUL	142,512,008	12,969,012
ZJUN	38,150,262	4,769,648
ZMAR	5,287,101	8,505,119
ZMAY	2,013,907	1,656,509
ZNOV	147,805,092	6,835,700
ZOCT	121,421,546	6,891,982
ZSEP	155,704,440	11,433,950
TAPR	12,424,221	1,977,181
AAPR	3,422,233	6,555,040
TJAN	35,734,081	3,822,645
AJAN	48,902,106	3,830,206
AJUL	66,196,523	7,598,567
TJUL	159,855,622	18,125,570
AOCT	79,465,796	10,017,109
TOCT	21,198,078	1,754,620
APOC	1,539,992	8,558,649
JAJL	263,121,200	10,512,000
DDTA	3,948,012	4,466,713
DDTD	34,278,411	6,102,267
DDTF	23,622,269	5,364,397
DDTJ	28,844,635	5,866,096
DDTL	109,347,269	7,083,199
DDTM	16,723,114	3,984,379
DDTY	430,710	420,285
DDTN	55,477,718	8,458,632
DDTO	35,012,261	4,300,402
DDTS	24,947,241	2,413,632
DDFA	30,904,817	35,429,436
DDFD	146,375,259	28,350,749

556

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
DDFF	$92,100,484	$22,654,245
DDFJ	99,575,691	22,042,666
DDFL	78,914,984	7,245,106
DDFM	61,639,609	16,059,300
DDFY	474,735	464,070
DDFN	131,209,252	21,520,360
DDFO	114,512,549	15,739,503
DDFS	59,300,609	6,867,141
DDSQ	58,571,414	4,647,943
XDQQ	66,084,795	12,138,815
QTAP	23,919,298	7,742,766
QTJA	21,638,177	5,025,623
QTJL	38,122,767	11,157,055
QTOC	19,847,510	4,346,561
DDNQ	27,535,141	3,046,786
NAPR	242,309,303	26,626,108
NAUG	85,955,035	5,785,766
NDEC	84,396,555	4,642,505
NFEB	89,279,436	6,286,637
NJAN	398,001,614	27,702,489
NJUL	229,101,543	16,922,290
NJUN	63,223,269	6,924,132
NMAR	101,649,523	8,560,083
NMAY	14,456,664	975,324
NNOV	115,283,473	4,497,154
NOCT	249,875,848	13,554,424
NSEP	42,023,524	3,208,446
IBUF	106,214,436	2,226,456
IAPR	214,955,570	10,148,439
IAUG	47,972,230	2,349,891
IDEC	45,573,745	1,318,980
IFEB	85,555,642	3,172,271
IJAN	274,170,556	11,508,674
IJUL	199,049,404	5,966,764
IJUN	44,497,983	1,106,849
IMAR	85,619,255	3,193,653
IMAY	33,331,870	1,481,766
INOV	55,669,805	1,198,520
IOCT	183,384,350	5,704,206
ISEP	94,158,376	3,109,804
QBUF	176,342,097	18,379,231
LAPR	—	113,051
LJAN	—	179,188

557

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
LJUL	$—	$9,861
LOCT	—	97,273
APRH	5,635,659	6,227,835
JANH	3,858,743	4,304,747
JULH	247,687	278,080
OCTH	1,914,804	2,136,362
APRJ	6,829,301	7,398,574
JANJ	2,671,763	2,909,189
JULJ	180,703	200,292
OCTJ	1,614,521	1,755,951
ZALT	679,693,887	47,964,552
EALT	774,706	9,418,664
XBAP	26,126,713	31,331,031
XBJA	109,161,469	14,293,814
XBJL	89,444,147	15,599,034
XBOC	71,906,556	8,627,964
XDSQ	7,703,228	10,239,477
XTAP	7,037,353	7,461,684
XTJA	21,940,992	3,844,608
XTJL	28,197,973	6,967,574
XTOC	25,296,339	4,288,577
BAPR	420,888,933	25,914,348
BAUG	198,023,223	5,537,947
BDEC	254,354,557	7,008,824
BFEB	244,399,540	9,331,498
BJAN	394,208,257	14,013,161
BJUL	292,450,080	8,648,165
BJUN	147,326,212	8,102,377
BMAR	237,305,680	10,450,757
BMAY	157,123,542	7,547,667
BNOV	237,585,393	5,195,479
BOCT	262,260,185	7,217,806
BSEP	217,567,728	6,362,496
PAPR	1,016,819,615	78,899,222
PAUG	925,552,106	43,017,145
PDEC	1,054,899,240	35,540,736
PFEB	961,162,246	42,149,266
PJAN	1,655,954,864	71,697,896
PJUL	1,057,810,740	57,090,402
PJUN	700,567,713	58,119,177
PMAR	800,473,080	41,379,701
PMAY	632,270,730	30,331,392
PNOV	973,797,317	26,265,600

558

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
POCT	$1,081,194,072	$37,305,240
PSEP	895,063,690	40,318,067
UAPR	4,671,680	12,555,362
UAUG	177,398,213	8,690,274
UDEC	321,306,880	9,530,815
UFEB	260,700,111	9,788,257
UJAN	336,031,566	12,928,698
UJUL	152,544,072	8,766,713
UJUN	85,273,879	7,610,865
UMAR	6,965,504	9,933,676
UMAY	2,773,247	2,136,604
UNOV	182,820,280	4,544,537
UOCT	185,843,121	6,209,447
USEP	158,906,947	7,270,893
RBUF	92,893,222	6,706,628
KAPR	226,112,239	17,730,822
KAUG	88,821,448	8,907,640
KDEC	90,130,270	5,372,232
KFEB	58,812,394	3,533,298
KJAN	351,728,062	26,131,301
KJUL	149,937,723	15,580,401
KJUN	19,444,633	2,761,062
KMAR	37,156,863	2,340,343
KMAY	14,728,178	922,174
KNOV	110,491,342	6,039,908
KOCT	150,539,228	8,781,500
KSEP	26,311,136	1,704,597
QBF	5,310,298	833,248

	Interest Rate Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
TFJL	$7,752,916	$1,300
TBJL	22,804,876	81,521

559

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2026:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased Options(a)	Purchased Options in-kind(b)	Options Written	Options Written in-kind(b)
BALT	$ (113,585,374)	$82,035,869	$43,200,473	$ 36,298,632
EBUF	(1,490,945)	1,053,819	533,099	723,345
EAPR	(6,428,003)	21,573,591	(8,657,859)	3,115,824
EJAN	2,891,932	21,469,987	(10,018,120)	(525,550)
EJUL	98,973	2,153,765	(286,810)	(360,023)
EOCT	56,535	1,680,756	(101,101)	(339,783)
ZAPR	(4,705,562)	8,887,277	(2,182,421)	529,685
ZAUG	3,849	1,425,504	(131,556)	(360,488)
ZDEK	(4,709,893)	11,882,719	(3,902,655)	(864,347)
ZFEB	(7,105,421)	18,722,226	(5,165,503)	360,228
ZJAN	(2,383,448)	8,842,290	(2,501,241)	(339,419)
ZJUL	131,893	1,694,526	(83,585)	(654,260)
ZJUN	195,748	2,337,006	(227,292)	(1,239,184)
ZMAR	(4,014,566)	18,788,029	(3,685,941)	(4,799,896)
ZMAY	(1,238,565)	8,778,765	(5,225,937)	(283,000)
ZNOV	(70,782)	233,124	(23,420)	92,931
ZOCT	(77,830)	429,645	(21,761)	65,314
ZSEP	12,165	795,172	(108,893)	(145,010)
TAPR	4,227	—	(7,081)	—
AAPR	(4,313,344)	12,339,542	(1,176,372)	744,553
TJAN	10,602	754,841	(46,448)	(286,248)
AJAN	(1,584,611)	14,320,280	(8,009,547)	(1,152,526)
AJUL	13,068	898,306	(18,248)	(281,787)
TJUL	(76,942)	4,249,205	(159,311)	(1,118,504)
AOCT	79,375	688,463	(85,091)	(216,674)
TOCT	(1,048)	154,366	(1,226)	(2,498)
APOC	(3,337,890)	(44,027)	182,284	3,197,765
JAJL	(3,392,910)	20,775,748	(7,976,027)	(951,445)
DDTA	(2,967)	—	(941)	—
DDTD	1,978	—	(9,445)	—
DDTF	—	—	—	—
DDTJ	8,098	—	(14,502)	—
DDTL	(241,168)	87,013	12,946	1,020,914
DDTM	—	—	—	—
DDTY	—	—	—	—
DDTN	(38,682)	—	7,465	—
DDTO	(30,169)	468,228	(4,753)	462,087
DDTS	(9,542)	(10,640)	(3,282)	348,630
DDFA	(2,717)	—	273	—
DDFD	(42,571)	(98,570)	(9,734)	758,515
DDFF	(599)	—	(7,063)	—
DDFJ	(28,344)	3,293,747	(13,528)	(947,812)
DDFL	(443,250)	(818,404)	83,961	2,893,463
DDFM	(16,558)	—	(6,616)	—

560

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased Options(a)	Purchased Options in-kind(b)	Options Written	Options Written in-kind(b)
DDFY	$—	$—	$—	$—
DDFN	(258,588)	785,739	(8,017)	2,377,400
DDFO	(654,443)	(4,668,364)	47,477	9,363,290
DDFS	(124,341)	(42,832)	55,351	1,749,683
DDSQ	(2,203,899)	1,128,263	2,377,204	353,899
XDQQ	(8,020,124)	1,461,781	2,282,480	2,563,595
QTAP	(2,447,713)	14,326,150	(3,499,009)	(5,036,777)
QTJA	(1,086,310)	7,403,365	(3,650,977)	(628,526)
QTJL	(7,291)	—	(3,076)	—
QTOC	(32,811)	(13,349)	623	523,019
DDNQ	(1,676,108)	575,237	142,579	446,467
NAPR	(20,250,407)	47,243,128	(6,701,228)	5,014,619
NAUG	4,631	594,456	(6,580)	14,683
NDEC	(1,609,074)	6,103,471	(1,376,664)	595,499
NFEB	(2,481,553)	7,371,101	(587,308)	795,861
NJAN	(18,594,573)	54,769,418	(4,588,674)	4,823,907
NJUL	256,476	2,803,196	(57,916)	(46,772)
NJUN	310,534	3,092,479	(157,658)	554,088
NMAR	(1,109,907)	5,794,974	(582,170)	(534,737)
NMAY	(339,636)	4,273,550	(2,193,286)	(214,324)
NNOV	(288,509)	611,443	(25,356)	909,066
NOCT	(204,831)	792,964	(13,064)	2,006,857
NSEP	(17,290)	2,358,898	(53,122)	(14,288)
IBUF	(4,380,334)	3,287,322	1,905,442	1,936,050
IAPR	(11,332,635)	43,624,370	(3,733,130)	2,781,454
IAUG	9,821	3,394,462	(101,647)	(212,334)
IDEC	(188,732)	4,126,235	(345,292)	279,767
IFEB	(1,245,865)	6,398,638	(1,882,589)	553,255
IJAN	(3,526,205)	37,569,414	(7,393,260)	1,171,144
IJUL	39,085	3,621,295	(121,304)	(293,345)
IJUN	49,797	1,620,087	(17,980)	10,282
IMAR	(1,047,816)	9,401,189	(3,388,275)	(413,886)
IMAY	(2,157,447)	6,405,627	(929,652)	1,037,408
INOV	(41,620)	785,638	(25,333)	27,350
IOCT	(4,932)	1,751,516	(11,492)	(69,014)
ISEP	56,989	938,519	(21,762)	(235,622)
QBUF	(13,754,202)	9,476,383	2,845,877	6,019,939
LAPR	—	—	122,449	42,031
LJAN	—	—	214,012	(2,401)
LJUL	—	—	612	10,411
LOCT	—	—	420	—
APRH	(7,819,626)	(356,955)	8,251,770	396,720
JANH	(3,887,744)	—	2,953,259	—
JULH	(18,991)	(455,973)	27,803	548,829
OCTH	3,685	—	17,912	—
APRJ	(9,666,209)	(558,948)	8,669,195	990,906

561

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased Options(a)	Purchased Options in-kind(b)	Options Written	Options Written in-kind(b)
JANJ	$(3,439,678)	$(270,436)	$3,474,241	$296,995
JULJ	(17,646)	(231,036)	18,864	250,971
OCTJ	(3,169)	—	5,382	—
ZALT	(36,664,426)	26,531,013	8,991,029	15,642,085
EALT	(12,482,203)	4,907,060	820,749	2,485,171
XBAP	(20,302,831)	35,570,814	(17,871,652)	3,305,159
XBJA	(7,505,411)	28,163,929	(14,665,052)	741,898
XBJL	377,843	7,849,875	(292,454)	(3,658,233)
XBOC	(1,239)	459,198	4,972	214,115
XDSQ	(5,710,827)	1,182,337	1,230,874	2,639,454
XTAP	(1,549,251)	8,305,185	(3,658,626)	(240,249)
XTJA	(23,790)	5,718,087	(3,268,233)	(486,840)
XTJL	6,880	1,687,039	(60,407)	(201,001)
XTOC	(4,127)	78,380	(1,059)	94,364
BAPR	(34,269,775)	60,780,489	2,611,816	19,744,514
BAUG	91,238	2,009,156	(35,600)	309,711
BDEC	(4,807,441)	20,444,164	(2,210)	4,240,350
BFEB	(8,586,830)	22,891,813	1,069,252	4,753,594
BJAN	(13,450,796)	45,192,315	555,615	4,195,950
BJUL	(59,624)	3,125,041	(31,016)	247,550
BJUN	255,740	2,832,717	(190,577)	(164,281)
BMAR	(6,843,181)	28,676,201	843,786	1,857,784
BMAY	(5,825,215)	38,397,679	(12,281,428)	4,105,045
BNOV	(59,210)	309,412	658	280,569
BOCT	(24,348)	1,750,320	(2,466)	786,872
BSEP	40,921	2,190,981	(3,798)	679,224
PAPR	(59,512,477)	126,595,042	(10,143,043)	29,577,628
PAUG	1,209,036	5,342,449	(506,568)	(240,347)
PDEC	(4,100,417)	87,154,800	(8,058,991)	20,718,064
PFEB	(33,598,159)	107,666,731	(7,373,295)	15,331,016
PJAN	(58,033,304)	193,784,380	(23,809,064)	14,922,998
PJUL	560,063	13,701,511	(1,277,971)	(1,777,169)
PJUN	858,737	14,371,223	(664,666)	(3,453,151)
PMAR	(24,989,306)	107,942,010	(7,503,511)	(7,454,931)
PMAY	(27,155,877)	164,788,838	(68,539,772)	7,326,400
PNOV	(323,782)	1,943,821	(9,533)	2,221,602
POCT	(118,848)	3,869,565	(269,696)	1,394,351
PSEP	54,424	7,479,028	(179,871)	739,189
UAPR	(9,449,951)	21,789,333	(2,137,612)	2,602,768
UAUG	22,421	4,457,636	(47,481)	(469,668)
UDEC	(5,309,542)	30,892,204	(2,460,059)	57,666
UFEB	(7,792,488)	24,874,401	(3,362,327)	1,481,745
UJAN	(8,116,368)	31,870,628	(4,607,613)	(18,390)
UJUL	316,356	5,387,112	(102,278)	(935,270)
UJUN	1,272,820	5,327,368	(1,409,524)	(1,144,453)
UMAR	(3,793,613)	28,247,342	(2,498,619)	(4,504,242)

562

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased Options(a)	Purchased Options in-kind(b)	Options Written	Options Written in-kind(b)
UMAY	$(1,676,338)	$15,203,748	$(7,014,990)	$(7,556)
UNOV	(34,790)	729,178	(4,127)	290,698
UOCT	110,302	2,692,555	(22,004)	328,552
USEP	41,524	4,310,013	(88,937)	106,981
RBUF	(8,260,365)	4,358,792	2,948,144	2,183,209
KAPR	(9,306,689)	34,392,500	(4,442,834)	4,696,745
KAUG	30,157	8,327,479	(42,413)	(2,221,515)
KDEC	(2,567,037)	2,204,201	2,888	2,456,173
KFEB	(1,385,280)	2,367,001	89,059	568,394
KJAN	(18,066,584)	36,152,777	408,019	14,796,927
KJUL	77,986	8,523,055	(161,063)	743,402
KJUN	94,434	623,870	(30,805)	(249,911)
KMAR	(818,788)	3,019,905	(221,438)	(35,471)
KMAY	(752,903)	5,500,330	(2,033,806)	(387,743)
KNOV	78,761	513,926	(28,754)	187,648
KOCT	(151,170)	305,130	(39,297)	130,415
KSEP	233,707	1,435,743	(46,248)	141,197
QBF	(9,677,126)	108,389	505,032	544,261

	Interest Rate Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased Options(a)	Purchased Options in-kind(b)	Options Written	Options Written in-kind(b)
TFJL	$(490,690)	$(47,120)	$2,409	$423
TBJL	(29,725)	10,886	48,731	42,241

(a)	Amount is included in realized gain/(loss) on investments on the Statements of Operations.
(b)	Amount is included in realized gain/(loss) in-kind on the Statements of Operations.

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
BALT	$143,896,068	$ (120,511,455)
EBUF	1,700,732	(411,774)
EAPR	(8,467,477)	6,885,210
EJAN	(6,289,495)	465,229
EJUL	19,535,975	(13,194,941)
EOCT	14,015,327	(6,729,123)
ZAPR	(2,157,721)	(3,979,013)
ZAUG	2,236,374	153,761
ZDEK	(2,818,388)	3,954,822
ZFEB	(7,112,064)	4,463,421

563

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
ZJAN	$(2,489,321)	$1,461,206
ZJUL	2,359,953	705,803
ZJUN	(1,028,635)	1,200,765
ZMAR	(2,988,660)	(3,012,859)
ZMAY	(1,119)	(1,153)
ZNOV	4,200,952	(766,114)
ZOCT	2,887,649	83,291
ZSEP	3,430,368	(58,440)
TAPR	502,307	(229,602)
AAPR	(1,464,879)	(2,772,845)
TJAN	562,130	(347)
AJAN	(10,535,536)	8,044,446
AJUL	1,949,529	(265,616)
TJUL	1,869,304	(1,053,386)
AOCT	2,332,452	(590,322)
TOCT	679,018	(407,762)
APOC	(2,739,591)	(4,709,609)
JAJL	(10,388,751)	9,194,701
DDTA	(2,988,429)	2,300,864
DDTD	(4,298,893)	5,626,686
DDTF	(1,607,428)	2,097,322
DDTJ	(1,962,802)	2,657,788
DDTL	(10,871,924)	15,069,127
DDTM	(1,602,614)	2,058,202
DDTY	(234)	(262)
DDTN	(8,794,976)	11,313,027
DDTO	(5,308,132)	5,856,172
DDTS	(3,233,862)	4,045,916
DDFA	(17,595,589)	11,943,805
DDFD	(20,691,399)	24,331,824
DDFF	(7,859,997)	9,304,669
DDFJ	(9,830,973)	9,268,764
DDFL	(8,452,907)	9,650,793
DDFM	(7,324,903)	8,507,706
DDFY	(331)	(360)
DDFN	(21,676,715)	23,134,513
DDFO	(21,185,261)	22,158,758
DDFS	(8,953,179)	9,523,514
DDSQ	(2,579,423)	4,554,713
XDQQ	9,160,159	(7,111,493)
QTAP	(13,115,404)	11,940,505

564

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
QTJA	$(5,257,748)	$4,647,731
QTJL	2,790,332	(881,801)
QTOC	930,960	(316,152)
DDNQ	(940,146)	2,173,547
NAPR	(27,072,503)	20,512,503
NAUG	2,096,515	1,675,361
NDEC	(1,168,342)	1,982,401
NFEB	(1,710,615)	1,040,543
NJAN	(21,983,066)	7,512,287
NJUL	3,895,638	5,252,919
NJUN	(1,599,549)	923,839
NMAR	2,004,284	(30,474)
NMAY	(3,021,570)	2,093,724
NNOV	3,128,135	1,831,986
NOCT	5,212,253	4,894,361
NSEP	(1,769,753)	1,464,993
IBUF	1,919,181	779,351
IAPR	(21,043,331)	5,915,472
IAUG	1,675,231	(883,169)
IDEC	(809,385)	(187,718)
IFEB	(3,100,323)	288,519
IJAN	(17,444,774)	455,750
IJUL	12,345,657	(1,303,240)
IJUN	2,363,473	(259,592)
IMAR	(3,843,243)	237,337
IMAY	(2,090,475)	(45,951)
INOV	2,466,423	63,645
IOCT	11,080,007	(479,776)
ISEP	5,905,166	(390,976)
QBUF	11,320,201	(8,710,604)
LAPR	—	105,004
LJAN	—	110,778
LJUL	—	150,671
LOCT	—	216,854
APRH	(5,020,351)	5,567,316
JANH	(2,476,665)	2,737,253
JULH	(4,969,620)	5,458,469
OCTH	(4,445,270)	4,881,756
APRJ	(5,108,301)	5,545,499
JANJ	(1,596,106)	1,732,023
JULJ	(4,094,169)	4,424,132

565

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
OCTJ	$(3,572,319)	$3,887,266
ZALT	35,031,609	(23,233,679)
EALT	(3,076,027)	(6,052,590)
XBAP	4,353,037	(11,118,001)
XBJA	(14,239,881)	12,372,082
XBJL	(4,402,021)	5,309,413
XBOC	1,441,251	1,533,373
XDSQ	4,584,545	(7,290,829)
XTAP	2,758,289	(3,425,260)
XTJA	(3,710,352)	2,878,694
XTJL	756,299	(826,298)
XTOC	1,464,533	(357,774)
BAPR	(26,675,785)	14,515,474
BAUG	3,678,779	4,892,437
BDEC	(6,597,244)	2,142,125
BFEB	(8,330,162)	2,317,376
BJAN	(16,844,083)	3,642,306
BJUL	6,117,484	6,402,951
BJUN	2,044,057	2,571,860
BMAR	(12,135,983)	2,081,884
BMAY	(24,878,649)	7,656,378
BNOV	6,438,677	5,583,215
BOCT	7,045,946	7,336,230
BSEP	4,133,347	5,128,619
PAPR	(64,894,121)	43,369,525
PAUG	20,694,332	16,544,709
PDEC	(47,855,023)	7,265,113
PFEB	(49,671,974)	13,648,580
PJAN	(77,459,693)	26,249,007
PJUL	19,665,323	19,032,961
PJUN	11,171,717	8,379,663
PMAR	(42,590,497)	15,818,768
PMAY	(101,721,443)	49,285,493
PNOV	23,576,603	18,931,349
POCT	26,596,867	20,737,614
PSEP	18,558,995	14,584,210
UAPR	(3,742,289)	(5,798,603)
UAUG	934,884	3,239,576
UDEC	(13,423,413)	5,262,861
UFEB	(9,055,834)	4,424,643
UJAN	(10,168,054)	4,752,681

566

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
UJUL	$(1,012,931)	$3,485,977
UJUN	(4,121,634)	3,422,908
UMAR	(2,441,884)	(2,093,573)
UMAY	(1,995)	(3,996)
UNOV	6,676,368	825,153
UOCT	5,272,226	1,798,362
USEP	854,056	2,499,157
RBUF	6,045,687	(3,078,554)
KAPR	(11,161,215)	5,617,473
KAUG	2,952,960	(1,189,796)
KDEC	7,316,179	(2,648,394)
KFEB	1,340,145	(98,045)
KJAN	10,240,964	(18,003,660)
KJUL	5,481,215	(4,807,989)
KJUN	1,381,286	(810,265)
KMAR	231,543	(6,014)
KMAY	(2,935,966)	1,398,546
KNOV	5,554,704	(145,021)
KOCT	10,406,643	(267,116)
KSEP	1,552,672	(129,593)
QBF	1,571,054	(302,351)

	Interest Rate Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased Options(c)	Options Written
TBJL	$208,611	$(3,510)
TFJL	(667,915)	78,738

(c)	Amount is included in the change in unrealized appreciation/(depreciation) on investments on the Statements of Operations.
The average volume of derivative activity during the period ended April 30, 2026, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
TFJL	$8,036,844	$(1,819)
TBJL	23,991,573	(142,674)
BALT	2,280,303,424	(77,203,883)
EBUF	22,388,338	(1,350,950)

567

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
EAPR	$88,976,441	$(10,567,901)
EJAN	134,395,618	(11,986,044)
EJUL	152,057,095	(15,340,590)
EOCT	129,231,520	(8,528,104)
ZAPR	29,871,436	(5,788,969)
ZAUG	115,688,571	(7,129,054)
ZDEK	120,169,067	(4,646,250)
ZFEB	143,594,800	(6,765,473)
ZJAN	97,057,449	(4,597,816)
ZJUL	148,243,980	(10,710,109)
ZJUN	44,628,306	(4,552,380)
ZMAR	51,972,131	(6,484,307)
ZMAY	33,790,167	(4,926,291)
ZNOV	129,843,712	(4,550,644)
ZOCT	128,490,900	(5,612,347)
ZSEP	147,109,405	(8,537,128)
TAPR	11,984,925	(1,631,603)
AAPR	43,085,834	(6,415,264)
TJAN	36,415,137	(3,189,061)
AJAN	46,495,877	(3,932,947)
AJUL	65,121,874	(6,097,796)
TJUL	173,036,898	(16,039,168)
AOCT	78,670,031	(8,271,689)
TOCT	17,947,689	(1,165,005)
APOC	75,334,691	(4,127,998)
JAJL	249,100,749	(8,632,979)
DDTA	2,232,726	(2,486,236)
DDTD	24,050,744	(6,304,730)
DDTF	18,468,758	(5,641,719)
DDTJ	24,358,760	(6,841,773)
DDTL	114,542,148	(13,482,099)
DDTM	12,255,990	(3,838,743)
DDTY	430,710	(420,285)
DDTN	59,318,722	(14,684,002)
DDTO	41,820,236	(8,981,076)
DDTS	26,934,238	(4,692,948)
DDFA	15,737,273	(17,993,870)
DDFD	122,161,349	(33,627,676)
DDFF	69,740,435	(22,436,695)
DDFJ	116,214,617	(35,406,457)
DDFL	87,890,239	(12,283,274)
DDFM	43,674,400	(14,443,619)
DDFY	474,735	(464,070)
DDFN	129,559,336	(33,294,118)
DDFO	157,031,795	(36,234,105)
DDFS	65,417,950	(12,384,821)

568

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
DDSQ	$32,873,788	$(3,132,872)
XDQQ	62,316,239	(3,694,127)
QTAP	31,416,187	(11,540,948)
QTJA	22,001,508	(4,370,675)
QTJL	32,832,396	(7,338,415)
QTOC	18,895,330	(3,056,407)
DDNQ	19,364,951	(2,410,522)
NAPR	222,749,951	(27,512,277)
NAUG	83,659,601	(4,363,493)
NDEC	68,484,888	(3,629,297)
NFEB	59,610,354	(3,609,996)
NJAN	354,680,954	(21,782,482)
NJUL	234,224,912	(12,651,918)
NJUN	68,613,029	(5,173,703)
NMAR	50,218,135	(3,712,829)
NMAY	16,100,563	(1,696,448)
NNOV	113,147,928	(4,961,602)
NOCT	264,712,866	(13,097,692)
NSEP	46,769,319	(2,826,352)
IBUF	90,645,960	(3,051,456)
IAPR	227,887,603	(13,935,875)
IAUG	71,843,565	(3,606,144)
IDEC	43,925,002	(1,445,253)
IFEB	56,153,551	(2,356,263)
IJAN	227,616,732	(10,204,739)
IJUL	218,745,034	(7,601,086)
IJUN	53,812,214	(1,725,748)
IMAR	50,210,927	(2,177,918)
IMAY	34,590,291	(1,494,223)
INOV	54,787,845	(1,497,891)
IOCT	196,116,203	(7,237,796)
ISEP	100,317,879	(3,789,499)
QBUF	193,571,811	(7,321,704)
LAPR	—	(59,062)
LJAN	—	(246,799)
LJUL	—	(47,487)
LOCT	—	(213,241)
APRH	3,077,849	(3,406,368)
JANH	4,498,740	(5,022,565)
JULH	1,515,530	(1,683,538)
OCTH	4,191,600	(4,689,881)
APRJ	3,484,276	(3,781,480)
JANJ	3,377,366	(3,690,271)
JULJ	1,249,617	(1,356,008)
OCTJ	3,404,318	(3,713,741)
ZALT	693,617,712	(20,089,492)

569

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
EALT	$114,055,393	$(2,827,708)
XBAP	127,120,532	(37,351,594)
XBJA	102,960,066	(12,817,936)
XBJL	118,046,641	(17,824,670)
XBOC	79,868,660	(8,636,648)
XDSQ	51,004,328	(3,346,699)
XTAP	22,870,641	(8,686,254)
XTJA	20,238,423	(3,222,035)
XTJL	24,135,452	(4,957,897)
XTOC	22,593,738	(3,134,606)
BAPR	378,461,432	(25,697,628)
BAUG	204,705,096	(6,414,459)
BDEC	240,433,356	(9,181,975)
BFEB	202,115,152	(7,548,459)
BJAN	353,549,972	(14,171,072)
BJUL	279,907,084	(8,589,294)
BJUN	142,513,766	(6,561,192)
BMAR	192,870,525	(7,348,928)
BMAY	157,795,658	(9,839,679)
BNOV	227,084,325	(7,648,640)
BOCT	315,769,066	(10,597,449)
BSEP	231,631,385	(7,888,077)
PAPR	878,639,842	(77,532,164)
PAUG	941,819,916	(39,457,825)
PDEC	1,030,169,692	(38,583,646)
PFEB	843,015,706	(34,400,479)
PJAN	1,496,774,898	(65,649,182)
PJUL	1,078,424,540	(50,304,800)
PJUN	715,598,132	(48,356,139)
PMAR	681,962,540	(33,343,467)
PMAY	658,640,453	(56,069,654)
PNOV	989,279,217	(32,109,856)
POCT	1,118,526,385	(40,277,224)
PSEP	918,931,024	(38,844,616)
UAPR	110,295,574	(13,827,874)
UAUG	198,365,160	(8,041,215)
UDEC	299,066,841	(7,770,314)
UFEB	204,778,336	(6,336,526)
UJAN	285,752,331	(9,512,223)
UJUL	169,865,991	(7,941,409)
UJUN	85,556,508	(6,065,421)
UMAR	65,146,704	(6,136,058)
UMAY	54,115,842	(5,721,846)
UNOV	178,126,283	(3,986,350)
UOCT	233,921,212	(6,609,754)
USEP	193,873,913	(7,493,892)

570

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
RBUF	$80,473,746	$(3,564,290)
KAPR	182,060,535	(16,048,730)
KAUG	124,948,012	(9,195,124)
KDEC	88,088,098	(4,912,901)
KFEB	36,559,653	(1,930,519)
KJAN	333,370,087	(19,332,866)
KJUL	157,914,068	(11,617,826)
KJUN	19,005,033	(1,922,775)
KMAR	19,224,130	(1,063,269)
KMAY	17,196,662	(1,768,207)
KNOV	66,166,416	(3,352,395)
KOCT	142,058,115	(7,245,826)
KSEP	37,762,283	(1,942,927)
QBF	3,135,687	(368,872)

Use of Estimates: In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Guarantees and Indemnifications: In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.
Tax Information: The Funds are treated as separate entities for federal income tax purposes. The Funds have elected and intend to qualify annually as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute all of their net investment income and capital gains to shareholders.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2026, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2026, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

571

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/ (accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share. For the year or period ended October 31, 2025, the Funds made the following permanent book-to-tax reclassifications due to net operating losses and redemption in-kind transactions:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
TFJL	$1,683,839	$(1,683,839)
TBJL	67,417	(67,417)
BALT	(162,017,154)	162,017,154
EBUF	(1,135,043)	1,135,043
EAPR	(2,750,262)	2,750,262
EJAN	(5,628,653)	5,628,653
EJUL	(2,602,892)	2,602,892
EOCT	(11,902,206)	11,902,206
ZAPR	(760,902)	760,902
ZAUG	(11,949,495)	11,949,495
ZDEK	(10,106,307)	10,106,307
ZFEB	(3,571,696)	3,571,696
ZJAN	(324,623)	324,623
ZJUL	(15,438,001)	15,438,001
ZJUN	(83,373)	83,373
ZMAR	(1,533,967)	1,533,967
ZMAY	(353,726)	353,726
ZNOV	(8,524,538)	8,524,538
ZOCT	(10,768,541)	10,768,541
ZSEP	(13,584,609)	13,584,609
AAPR	(2,213,021)	2,213,021
TAPR	—	—
AJAN	(1,870,950)	1,870,950
TJAN	(1,333,122)	1,333,122
AJUL	(2,421,048)	2,421,048
TJUL	(44,149,797)	44,149,797
AOCT	(1,575,056)	1,575,056
TOCT	—	—
APOC	(5,403,975)	5,403,975
JAJL	(25,962,323)	25,962,323
DDTL	(2,080,476)	2,080,476
DDTN	—	—
DDTO	—	—
DDTS	—	—
DDFL	(1,766,497)	1,766,497
DDFN	—	—
DDFO	—	—
DDFS	—	—
XDQQ	(8,810,619)	8,810,619
QTAP	(2,870,254)	2,870,254
QTJA	(9,776,853)	9,776,853

572

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
QTJL	$(1,363,152)	$1,363,152
QTOC	(5,568,897)	5,568,897
NAPR	(31,178,145)	31,178,145
NAUG	(5,385,518)	5,385,518
NDEC	(6,335,482)	6,335,482
NFEB	(2,121,944)	2,121,944
NJAN	(55,204,301)	55,204,301
NJUL	(33,303,744)	33,303,744
NJUN	(7,676,942)	7,676,942
NMAR	(1,883,599)	1,883,599
NMAY	(823,735)	823,735
NNOV	(5,492,293)	5,492,293
NOCT	(35,298,454)	35,298,454
NSEP	(7,277,999)	7,277,999
IBUF	(4,400,916)	4,400,916
IAPR	(17,910,989)	17,910,989
IAUG	(2,802,115)	2,802,115
IDEC	(1,108,663)	1,108,663
IFEB	(1,198,057)	1,198,057
IJAN	(20,767,730)	20,767,730
IJUL	(21,649,609)	21,649,609
IJUN	(4,174,455)	4,174,455
IMAR	(4,159,590)	4,159,590
IMAY	(1,283,408)	1,283,408
INOV	(2,567,127)	2,567,127
IOCT	(19,410,975)	19,410,975
ISEP	(13,086,472)	13,086,472
QBUF	(25,404,178)	25,404,178
LAPR	—	—
LJAN	8,303	(8,303)
LJUL	—	—
LOCT	(22,288)	22,288
APRH	(3,646)	3,646
JANH	(191,649)	191,649
JULH	(11,270)	11,270
OCTH	(13,517)	13,517
APRJ	(80,941)	80,941
JANJ	(67,028)	67,028
JULJ	(10,700)	10,700
OCTJ	—	—
ZALT	(50,599,448)	50,599,448
EALT	(15,650,264)	15,650,264
XBAP	(48,520,416)	48,520,416
XBJA	(26,459,223)	26,459,223
XBJL	(13,244,764)	13,244,764

573

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
XBOC	$(26,447,260)	$26,447,260
XDSQ	(9,177,694)	9,177,694
XTAP	(3,923,781)	3,923,781
XTJA	(3,372,735)	3,372,735
XTJL	(1,172,100)	1,172,100
XTOC	(4,018,415)	4,018,415
BAPR	(42,334,930)	42,334,930
BAUG	(30,737,848)	30,737,848
BDEC	(40,218,180)	40,218,180
BFEB	(34,159,896)	34,159,896
BJAN	(69,010,057)	69,010,057
BJUL	(31,017,835)	31,017,835
BJUN	(20,343,763)	20,343,763
BMAR	(38,006,140)	38,006,140
BMAY	(10,263,374)	10,263,374
BNOV	(25,224,540)	25,224,540
BOCT	(34,210,033)	34,210,033
BSEP	(27,518,301)	27,518,301
PAPR	(102,289,554)	102,289,554
PAUG	(123,657,086)	123,657,086
PDEC	(217,774,835)	217,774,835
PFEB	(144,685,525)	144,685,525
PJAN	(265,326,745)	265,326,745
PJUL	(113,620,743)	113,620,743
PJUN	(92,826,189)	92,826,189
PMAR	(109,004,526)	109,004,526
PMAY	(53,165,959)	53,165,959
PNOV	(126,385,119)	126,385,119
POCT	(127,821,334)	127,821,334
PSEP	(113,824,068)	113,824,068
UAPR	(20,961,555)	20,961,555
UAUG	(28,811,607)	28,811,607
UDEC	(42,737,555)	42,737,555
UFEB	(26,892,801)	26,892,801
UJAN	(45,108,514)	45,108,514
UJUL	(19,395,035)	19,395,035
UJUN	(9,169,339)	9,169,339
UMAR	(17,560,709)	17,560,709
UMAY	(3,558,263)	3,558,263
UNOV	(16,787,517)	16,787,517
UOCT	(24,044,089)	24,044,089
USEP	(19,779,823)	19,779,823
RBUF	(10,287,675)	10,287,675
KAPR	(10,047,240)	10,047,240
KAUG	(9,494,186)	9,494,186

574

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
KDEC	$(93,492)	$93,492
KFEB	(1,973,734)	1,973,734
KJAN	(55,909,818)	55,909,818
KJUL	(7,756,660)	7,756,660
KJUN	(1,351,495)	1,351,495
KMAR	(412,258)	412,258
KMAY	(2,644,369)	2,644,369
KNOV	(2,318,920)	2,318,920
KOCT	(12,710,376)	12,710,376
KSEP	(1,935,584)	1,935,584
QBF	(2,611,703)	2,611,703

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.
Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.
3. INVESTMENT ADVISOR AND OTHER AFFILIATES
Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.
Pursuant to the Advisory Agreement, IJAN, IFEB, IMAR, IAPR, IMAY, IJUN, IJUL, IAUG, ISEP, IOCT, INOV, IDEC, and IBUF each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.85%. EJAN, EAPR, EJUL, EOCT, and EBUF each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.89%. BALT, EALT, and ZALT each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.69%. All other Innovator ETFs included in this report each, respectively, pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of each Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Adviser is not responsible for interest, taxes, brokerage commissions and any other transaction-related fees and expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, the costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

575

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
The Adviser has agreed to waive a portion of its management fee in an amount equal to acquired fund fees and expenses (“AFFE”) with respect to a Fund’s investment in the Vanguard S&P 500 ETF. For the period ended April 30, 2026, the following AFFE was waived:

AFFE Waived
ZAPR	$1,698
ZMAR	5,209
AAPR	1,257
APOC	2,133
DDTA	292
DDFA	1,803
EALT	4,029
XBAP	3,232
XDSQ	1,646
XTAP	504
UAPR	3,645
UMAR	6,975

All other Funds did not waive AFFE during the period.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.
Certain trustee and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.
4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2026, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
ZAPR	$ —	$ 76,574,298.89	$ —	$—
ZMAR	—	125,466,258	—	78,562
ZMAY	—	33,061,619	—	—
TAPR	—	8,473	—	67,917
AAPR	—	57,625,672	—	3,779,368
TJAN	—	60,112	—	796,464
AJAN	—	60,489,425	—	3,353,930
AJUL	—	20,059	—	202,864
TJUL	—	17,452,052	—	5,264,884
AOCT	—	117,169	—	1,021,244
TOCT	—	9,822,150	—	665,013
APOC	—	86,521,412	—	24,938
DDTA	—	13,686,862	—	4,577
DDTY	—	969,739	—	—
DDFA	—	91,612,236	—	10,091

576

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
DDFY	$—	$969,739	$—	$—
XDSQ	—	66,200,965	—	2,605
EALT	—	168,298,655	—	789,142
XBAP	—	129,021,743	—	581,747
XTAP	—	20,501,601	—	79,503
UAPR	—	147,173,402	—	—
UMAR	—	182,526,288	—	11,628
UMAY	—	58,939,375	—	—

All other Funds had no purchases or proceeds from long-term sales of investment securities.
For the period ended April 30, 2026, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
TFJL	$—	$31,011,877
TBJL	—	2,512,348
BALT	110,569,376	6,750,794,338
EBUF	—	39,537,422
EAPR	6,406,224	98,038,941
EJAN	5,597,592	105,563,372
EJUL	—	17,224,862
EOCT	14,249,637	19,251,605
ZAPR	4,747,219	90,849,092
ZAUG	4,015,320	22,768,660
ZDEK	6,657,912	122,926,324
ZFEB	—	268,574,395
ZJAN	10,424,211	66,602,988
ZJUL	—	30,169,484
ZJUN	—	23,412,177
ZMAR	2,259,414	246,306,888
ZMAY	—	50,005,707
ZNOV	7,216,002	5,883,705
ZOCT	1,973,619	18,530,226
ZSEP	—	14,842,403
TAPR	—	—
AAPR	2,706,770	128,130,621
TJAN	—	6,583,471
AJAN	1,452,934	68,147,576
AJUL	—	5,310,666
TJUL	—	50,352,522
AOCT	—	5,002,380
TOCT	2,963,439	3,762,207
APOC	1,431,223	206,679,807
JAJL	2,985,251	389,722,783
DDTA	—	—
DDTD	28,554,379	—
DDTF	7,791,458	—
DDTJ	12,432,330	—

577

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	In-Kind Creations	In-Kind Redemptions
DDTL	$—	$6,919,269
DDTM	2,758,518	—
DDTY	—	—
DDTN	3,427,981	—
DDTO	—	34,920,840
DDTS	1,726,033	3,057,974
DDFA	6,874,685	—
DDFD	111,247,153	4,515,312
DDFF	33,142,990	—
DDFJ	85,214,886	80,851,449
DDFL	—	17,608,780
DDFM	19,780,984	—
DDFY	—	—
DDFN	67,114,016	18,971,883
DDFO	5,874,409	110,133,721
DDFS	—	11,192,110
DDSQ	9,706,420	90,576,028
XDQQ	2,160,402	133,582,022
QTAP	—	71,132,277
QTJA	—	66,735,987
QTJL	1,632,415	—
QTOC	—	6,240,364
DDNQ	3,041,272	24,684,624
NAPR	3,150,540	472,728,427
NAUG	—	8,724,900
NDEC	4,603,654	51,002,449
NFEB	21,283,084	88,153,063
NJAN	22,946,507	623,819,095
NJUL	—	45,370,587
NJUN	7,437,807	27,967,160
NMAR	25,231,428	51,582,340
NMAY	—	23,782,060
NNOV	30,447,031	29,897,098
NOCT	10,745,823	67,961,489
NSEP	5,617,332	42,608,317
IBUF	3,128,147	177,507,742
IAPR	—	263,423,383
IAUG	—	34,299,864
IDEC	9,894,428	27,775,103
IFEB	1,613,100	68,463,500
IJAN	13,281,702	196,704,585
IJUL	6,890,530	51,126,070
IJUN	—	20,798,193
IMAR	10,366,546	95,968,469
IMAY	—	39,338,135
INOV	17,548,812	10,145,756
IOCT	3,574,526	32,951,286
ISEP	844,499	15,996,102
QBUF	4,953,278	630,335,677

578

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	In-Kind Creations	In-Kind Redemptions
LAPR	$—	$3,487
LJAN	27,014	31,573
LJUL	—	3,455
LOCT	—	—
APRH	—	38,433
JANH	1,961,487	—
JULH	—	181,228
OCTH	—	—
APRJ	306,897	137,332
JANJ	741,587	528
JULJ	—	203,849
OCTJ	—	—
ZALT	197,262,373	2,398,548,889
EALT	2,531,784	516,715,917
XBAP	—	416,503,461
XBJA	3,740,814	149,696,878
XBJL	—	77,322,686
XBOC	—	28,308,125
XDSQ	1,070,003	151,252,935
XTAP	—	72,568,852
XTJA	—	34,252,017
XTJL	2,663,556	11,719,234
XTOC	—	2,110,200
BAPR	5,296,788	736,577,386
BAUG	—	35,812,958
BDEC	18,686,808	199,569,418
BFEB	—	373,922,695
BJAN	8,871,760	603,126,489
BJUL	4,127,633	44,516,227
BJUN	—	29,063,948
BMAR	31,440,402	386,827,196
BMAY	—	190,147,184
BNOV	9,338,329	16,414,560
BOCT	3,948,540	56,771,663
BSEP	—	44,003,395
PAPR	36,440,220	1,756,897,716
PAUG	—	109,913,376
PDEC	84,363,135	1,841,182,254
PFEB	31,533,096	1,610,827,698
PJAN	69,101,171	2,564,858,811
PJUL	—	200,257,535
PJUN	—	145,037,600
PMAR	39,935,344	1,345,677,000
PMAY	—	1,557,904,154
PNOV	5,558,040	119,044,590
POCT	36,294,190	154,075,785
PSEP	—	149,735,518
UAPR	—	332,022,739
UAUG	—	81,622,310

579

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	In-Kind Creations	In-Kind Redemptions
UDEC	$—	$532,855,177
UFEB	—	343,220,225
UJAN	69,942,270	429,348,352
UJUL	—	80,106,082
UJUN	—	49,600,894
UMAR	29,821,361	320,857,404
UMAY	—	77,298,530
UNOV	3,717,012	26,043,121
UOCT	—	67,647,580
USEP	—	86,195,200
RBUF	7,957,049	164,465,162
KAPR	—	184,762,961
KAUG	—	69,034,011
KDEC	4,228,075	88,960,949
KFEB	5,500,548	59,669,575
KJAN	23,523,108	332,223,839
KJUL	—	68,611,620
KJUN	—	4,294,830
KMAR	5,710,404	24,580,681
KMAY	—	28,132,108
KNOV	71,712,402	15,583,680
KOCT	1,840,739	5,600,445
KSEP	—	22,409,240
QBF	—	1,591,335

5. CREATION AND REDEMPTION TRANSACTIONS
There are an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the applicable Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.
The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

580

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
6. FEDERAL INCOME TAX INFORMATION
At October 31, 2025, the cost of investments including options written and net unrealized appreciation/ (depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
TFJL	$31,843,400	$4,839	$(316,412)	$(311,573)
TBJL	27,865,924	1,278,620	(805,464)	473,156
BALT	1,870,567,070	46,917,285	(33,116,881)	13,800,404
EBUF	15,431,681	549,772	(355,564)	194,208
EAPR	69,243,641	19,833,180	(12,106,752)	7,726,428
EJAN	87,867,464	30,181,251	(17,945,460)	12,235,791
EJUL	140,034,480	19,678,626	(11,601,995)	8,076,631
EOCT	104,210,013	3,497,493	(1,906,667)	1,590,826
ZAPR	37,227,468	10,716,369	(9,077,646)	1,638,723
ZAUG	115,435,874	9,401,572	(6,960,167)	2,441,405
ZDEK	98,495,024	13,429,235	(12,311,019)	1,118,216
ZFEB	112,605,820	17,234,648	(12,827,646)	4,407,002
ZJAN	51,714,684	8,463,988	(5,582,049)	2,881,939
ZJUL	150,327,552	16,015,341	(12,148,085)	3,867,256
ZJUN	52,109,874	7,640,543	(6,004,031)	1,636,512
ZMAR	91,078,267	17,422,428	(12,829,587)	4,592,841
ZMAY	35,364,059	7,307,599	(6,222,422)	1,085,177
ZNOV	45,601,908	—	(3,633)	(3,633)
ZOCT	129,962,129	2,837,218	(2,283,693)	553,525
ZSEP	146,399,641	8,357,812	(6,706,926)	1,650,886
AAPR	51,429,195	15,145,842	(9,249,257)	5,896,585
TAPR	9,631,052	2,312,581	(1,706,999)	605,582
AJAN	39,586,112	14,961,147	(11,893,443)	3,067,704
TJAN	35,525,834	5,381,635	(3,760,693)	1,620,942
AJUL	55,257,404	13,820,947	(8,191,390)	5,629,557
TJUL	163,343,962	17,290,731	(13,018,610)	4,272,121
AOCT	68,116,043	12,945,580	(8,881,455)	4,064,125
TOCT	10,484,026	230,845	(189,759)	41,086
APOC	100,298,533	2,443,316	(2,009,929)	433,387
JAJL	235,188,895	25,219,156	(19,431,936)	5,787,220
DDTL	100,397,535	18,399,993	(16,503,935)	1,896,058
DDTN	945,750	—	(470)	(470)
DDTO	46,550,077	2,277,146	(1,926,074)	351,072
DDTS	21,099,543	2,161,488	(1,706,658)	454,830
DDFL	82,013,627	18,451,178	(17,562,222)	888,956
DDFN	945,918	—	(652)	(652)
DDFO	119,923,684	6,489,045	(5,759,505)	729,540
DDFS	54,430,016	6,121,361	(5,319,167)	802,194
XDQQ	59,562,578	4,395,329	(2,413,088)	1,982,241
QTAP	28,246,609	18,788,243	(16,231,738)	2,556,505
QTJA	23,423,522	8,218,234	(6,783,655)	1,434,579
QTJL	22,431,594	6,935,195	(5,196,479)	1,738,716

581

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
QTOC	$14,103,685	$1,583,063	$(1,249,419)	$333,644
NAPR	187,445,703	68,477,479	(49,454,671)	19,022,808
NAUG	80,221,661	9,183,583	(5,993,799)	3,189,784
NDEC	39,172,711	8,461,681	(5,195,795)	3,265,886
NFEB	42,215,650	9,272,913	(5,463,766)	3,809,147
NJAN	258,347,640	64,628,107	(33,949,507)	30,678,600
NJUL	232,430,438	35,633,110	(21,796,227)	13,836,883
NJUN	64,673,340	14,543,224	(9,280,945)	5,262,279
NMAR	26,242,664	7,724,647	(4,979,860)	2,744,787
NMAY	16,206,716	4,213,831	(3,287,757)	926,074
NNOV	21,479,761	—	(2,476)	(2,476)
NOCT	249,294,377	10,810,238	(7,165,079)	3,645,159
NSEP	61,379,148	6,063,785	(4,374,226)	1,689,559
IBUF	73,410,563	791,918	(527,052)	264,866
IAPR	209,745,852	37,770,162	(17,639,043)	20,131,119
IAUG	73,112,313	2,567,306	(1,281,086)	1,286,220
IDEC	18,090,157	4,303,558	(1,200,923)	3,102,635
IFEB	23,870,367	4,466,692	(1,771,521)	2,695,171
IJAN	134,153,599	36,345,273	(12,932,911)	23,412,362
IJUL	221,637,012	11,871,706	(5,651,948)	6,219,758
IJUN	56,774,614	3,830,235	(1,598,019)	2,232,216
IMAR	31,782,561	4,457,538	(2,085,544)	2,371,994
IMAY	32,041,960	3,830,120	(1,701,166)	2,128,954
INOV	11,755,332	—	(2,382)	(2,382)
IOCT	194,155,746	76,882	(355,555)	(278,673)
ISEP	99,956,631	2,000,012	(1,124,651)	875,361
QBUF	208,446,230	11,230,851	(7,691,384)	3,539,467
LAPR	7,406,863	140,946	(9)	140,937
LJAN	11,512,478	204,789	(8)	204,781
LJUL	7,697,129	84,981	—	84,981
LOCT	13,665,318	20,081	(4,941)	15,140
APRH	26,120,808	19,001	(22)	18,979
JANH	10,562,067	2,449	(182)	2,267
JULH	18,826,702	27,144	—	27,144
OCTH	20,370,183	124	(7,997)	(7,873)
APRJ	34,037,182	23,848	(23)	23,825
JANJ	16,130,156	4,874	—	4,874
JULJ	17,534,404	25,054	—	25,054
OCTJ	17,965,451	92	(6,416)	(6,324)
ZALT	627,069,830	17,394,738	(10,640,255)	6,754,483
EALT	152,851,695	3,918,384	(1,504,815)	2,413,569
XBAP	156,967,425	57,022,498	(61,108,219)	(4,085,721)
XBJA	87,308,952	29,775,609	(25,055,183)	4,720,426
XBJL	121,183,517	22,854,656	(17,136,865)	5,717,791
XBOC	82,674,495	3,570,600	(2,836,281)	734,319
XDSQ	69,643,366	2,497,146	(1,111,170)	1,385,976

582

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
XTAP	$21,859,232	$11,772,237	$(9,722,619)	$2,049,618
XTJA	16,295,928	5,494,260	(3,925,993)	1,568,267
XTJL	15,556,004	3,162,160	(2,497,664)	664,496
XTOC	15,451,516	830,133	(655,089)	175,044
BAPR	309,327,423	86,336,415	(51,593,957)	34,742,458
BAUG	210,911,541	18,653,825	(8,731,163)	9,922,662
BDEC	178,472,788	26,201,474	(9,960,638)	16,240,836
BFEB	177,159,670	25,229,687	(11,514,228)	13,715,459
BJAN	256,140,774	47,562,480	(18,702,437)	28,860,043
BJUL	278,159,735	33,864,793	(15,629,403)	18,235,390
BJUN	149,965,002	27,007,699	(13,694,200)	13,313,499
BMAR	161,039,789	29,325,779	(12,108,140)	17,217,639
BMAY	139,096,918	37,293,786	(20,094,252)	17,199,534
BNOV	146,307,550	—	(17,714)	(17,714)
BOCT	284,682,791	7,343,420	(3,790,956)	3,552,464
BSEP	234,540,439	14,588,899	(7,042,025)	7,546,874
PAPR	734,523,999	176,327,951	(115,587,533)	60,740,418
PAUG	944,251,385	82,697,891	(47,211,362)	35,486,529
PDEC	836,430,657	128,159,299	(45,149,301)	83,009,998
PFEB	728,088,776	111,788,272	(52,062,468)	59,725,804
PJAN	1,082,687,467	199,677,301	(96,247,702)	103,429,599
PJUL	1,134,085,295	127,693,333	(74,834,625)	52,858,708
PJUN	706,206,079	123,122,890	(75,123,596)	47,999,294
PMAR	577,793,693	101,147,462	(54,028,770)	47,118,692
PMAY	569,428,446	146,772,500	(94,456,594)	52,315,906
PNOV	613,942,764	—	(74,334)	(74,334)
POCT	1,079,469,235	25,403,450	(16,014,309)	9,389,141
PSEP	914,315,917	56,805,780	(34,101,282)	22,704,498
UAPR	146,875,130	29,427,679	(21,473,656)	7,954,023
UAUG	229,923,479	18,049,033	(10,079,984)	7,969,049
UDEC	246,578,024	40,188,477	(20,880,128)	19,308,349
UFEB	159,186,783	24,556,826	(14,492,535)	10,064,291
UJAN	187,107,109	30,579,759	(15,317,703)	15,262,056
UJUL	205,792,794	22,154,940	(12,726,428)	9,428,512
UJUN	136,477,817	18,816,224	(11,709,015)	7,107,209
UMAR	167,154,551	29,109,495	(15,829,397)	13,280,098
UMAY	54,207,388	12,879,167	(8,598,409)	4,280,758
UNOV	65,967,210	—	(7,986)	(7,986)
UOCT	177,113,870	4,121,539	(2,578,193)	1,543,346
USEP	223,645,468	11,862,669	(7,114,385)	4,748,284
RBUF	69,484,713	1,357,540	(712,378)	645,162
KAPR	144,189,218	38,572,621	(20,588,878)	17,983,743
KAUG	123,274,405	16,255,856	(9,045,018)	7,210,838
KDEC	73,568,758	4,849,598	(3,776,036)	1,073,562
KFEB	40,873,494	2,320,821	(1,314,150)	1,006,671
KJAN	256,870,054	41,533,770	(15,362,267)	26,171,503

583

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
KJUL	$147,640,129	$23,487,037	$(12,535,487)	$10,951,550
KJUN	18,132,381	4,203,209	(2,400,142)	1,803,067
KMAR	10,703,046	2,416,525	(1,199,393)	1,217,132
KMAY	18,601,772	4,436,704	(2,903,028)	1,533,676
KNOV	18,253,951	—	(3,068)	(3,068)
KOCT	135,060,240	2,950,079	(1,241,930)	1,708,149
KSEP	29,018,051	1,581,926	(880,273)	701,653
QBF	21,761,335	245,070	(1,031,592)	(786,522)

At October 31, 2025, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
TFJL	$(7,356,869)	$—	$—	$(311,573)	$(7,668,442)
TBJL	(5,331,410)	—	—	473,156	(4,858,254)
BALT	(98,545,396)	—	—	13,800,404	(84,744,992)
EBUF	(646,659)	—	—	194,208	(452,451)
EAPR	(8,578,561)	—	—	7,726,428	(852,133)
EJAN	(11,925,836)	—	—	12,235,791	309,955
EJUL	(3,217,780)	—	—	8,076,631	4,858,851
EOCT	(1,469,743)	—	—	1,590,826	121,083
ZAPR	(245,931)	—	—	1,638,723	1,392,792
ZAUG	(6,676,601)	—	—	2,441,405	(4,235,196)
ZDEK	(1,757,028)	—	—	1,118,216	(638,812)
ZFEB	(1,203,454)	—	—	4,407,002	3,203,548
ZJAN	(336,901)	—	—	2,881,939	2,545,038
ZJUL	(7,203,417)	—	—	3,867,256	(3,336,161)
ZJUN	(165,308)	—	—	1,636,512	1,471,204
ZMAR	(661,706)	—	—	4,592,841	3,931,135
ZMAY	(144,281)	—	—	1,085,177	940,896
ZNOV	(5,490,767)	—	—	(3,633)	(5,494,400)
ZOCT	(6,778,238)	—	—	553,525	(6,224,713)
ZSEP	(7,761,981)	—	—	1,650,886	(6,111,095)
AAPR	(666,343)	—	—	5,896,585	5,230,242
TAPR	(45,991)	—	—	605,582	559,591
AJAN	(968,628)	—	—	3,067,704	2,099,076
TJAN	(275,100)	—	—	1,620,942	1,345,842
AJUL	(1,153,988)	—	—	5,629,557	4,475,569
TJUL	(31,129,861)	—	—	4,272,121	(26,857,740)
AOCT	(690,010)	—	—	4,064,125	3,374,115
TOCT	(5,378)	—	—	41,086	35,708
APOC	(2,577,803)	—	—	433,387	(2,144,416)
JAJL	(14,470,747)	—	—	5,787,220	(8,683,527)
DDTL	(253,329)	—	—	1,896,058	1,642,729

584

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
DDTN	$—	$—	$—	$(470)	$(470)
DDTO	(19,525)	—	—	351,072	331,547
DDTS	(22,444)	—	—	454,830	432,386
DDFL	(207,955)	—	—	888,956	681,001
DDFN	—	—	—	(652)	(652)
DDFO	(54,036)	—	—	729,540	675,504
DDFS	(29,135)	—	—	802,194	773,059
XDQQ	(2,072,058)	—	—	1,982,241	(89,817)
QTAP	(7,064,095)	—	—	2,556,505	(4,507,590)
QTJA	(14,207,908)	—	—	1,434,579	(12,773,329)
QTJL	(5,553,675)	—	—	1,738,716	(3,814,959)
QTOC	(8,470,241)	—	—	333,644	(8,136,597)
NAPR	(45,674,016)	—	—	19,022,808	(26,651,208)
NAUG	(1,995,230)	—	—	3,189,784	1,194,554
NDEC	(613,391)	—	—	3,265,886	2,652,495
NFEB	(403,175)	—	—	3,809,147	3,405,972
NJAN	(62,169,026)	—	—	30,678,600	(31,490,426)
NJUL	(41,988,054)	—		13,836,883	(28,151,171)
NJUN	(2,107,756)	—	—	5,262,279	3,154,523
NMAR	(184,407)	—	—	2,744,787	2,560,380
NMAY	(67,819)	—	—	926,074	858,255
NNOV	(2,411,030)	—	—	(2,476)	(2,413,506)
NOCT	(34,696,337)	—	—	3,645,159	(31,051,178)
NSEP	(2,606,995)	—	—	1,689,559	(917,436)
IBUF	(932,840)	—	—	264,866	(667,974)
IAPR	(16,179,525)	—	—	20,131,119	3,951,594
IAUG	(1,345,163)	—	—	1,286,220	(58,943)
IDEC	(227,600)	—	—	3,102,635	2,875,035
IFEB	(373,031)	—	—	2,695,171	2,322,140
IJAN	(16,042,486)	—	—	23,412,362	7,369,876
IJUL	(5,934,390)	—	—	6,219,758	285,368
IJUN	(1,301,530)	—	—	2,232,216	930,686
IMAR	(1,486,474)	—	—	2,371,994	885,520
IMAY	(53,269)	—	—	2,128,954	2,075,685
INOV	(1,125,334)	—	—	(2,382)	(1,127,716)
IOCT	(21,448,879)	—	—	(278,673)	(21,727,552)
ISEP	(7,399,239)	—	—	875,361	(6,523,878)
QBUF	(13,173,700)	—	—	3,539,467	(9,634,233)
LAPR	—	—	—	140,937	140,937
LJAN	—	—	—	204,781	204,781
LJUL	—	—	—	84,981	84,981
LOCT	—	—	—	15,140	15,140
APRH	—	270,217		18,979	289,196
JANH	—	—	—	2,267	2,267
JULH	—	305,621	—	27,144	332,765

585

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
OCTH	$—	$46,181	$—	$(7,873)	$38,308
APRJ	—	296,327	—	23,825	320,152
JANJ	—	—	—	4,874	4,874
JULJ	—	207,319	—	25,054	232,373
OCTJ	—	—	—	(6,324)	(6,324)
ZALT	(19,814,049)	—	—	6,754,483	(13,059,566)
EALT	(6,042,239)	—	—	2,413,569	(3,628,670)
XBAP	(5,330,044)	—	—	(4,085,721)	(9,415,765)
XBJA	(33,693,018)	—	—	4,720,426	(28,972,592)
XBJL	(4,355,368)	—	—	5,717,791	1,362,423
XBOC	(29,137,379)	—	—	734,319	(28,403,060)
XDSQ	(2,002,211)	—	—	1,385,976	(616,235)
XTAP	(1,879,844)	—	—	2,049,618	169,774
XTJA	(4,495,187)	—	—	1,568,267	(2,926,920)
XTJL	(1,598,301)	—	—	664,496	(933,805)
XTOC	(4,565,643)	—	—	175,044	(4,390,599)
BAPR	(38,381,628)	—	—	34,742,458	(3,639,170)
BAUG	(26,661,796)	—	—	9,922,662	(16,739,134)
BDEC	(20,999,198)	—	—	16,240,836	(4,758,362)
BFEB	(16,354,412)	—	—	13,715,459	(2,638,953)
BJAN	(48,898,990)	—	—	28,860,043	(20,038,947)
BJUL	(12,302,051)	—	—	18,235,390	5,933,339
BJUN	(6,778,685)	—	—	13,313,499	6,534,814
BMAR	(12,975,462)	—	—	17,217,639	4,242,177
BMAY	(3,046,274)	—	—	17,199,534	14,153,260
BNOV	(36,699,989)	—	—	(17,714)	(36,717,703)
BOCT	(44,988,163)	—	—	3,552,464	(41,435,699)
BSEP	(14,914,119)	—	—	7,546,874	(7,367,245)
PAPR	(158,551,980)	—	—	60,740,418	(97,811,562)
PAUG	(76,672,808)	—	—	35,486,529	(41,186,279)
PDEC	(153,282,601)	—	—	83,009,998	(70,272,603)
PFEB	(97,529,694)	—	—	59,725,804	(37,803,890)
PJAN	(200,560,372)	—	—	103,429,599	(97,130,773)
PJUL	(62,136,430)	—	—	52,858,708	(9,277,722)
PJUN	(30,608,037)	—	—	47,999,294	17,391,257
PMAR	(65,952,043)	—	—	47,118,692	(18,833,351)
PMAY	(15,355,692)	—	—	52,315,906	36,960,214
PNOV	(278,418,741)	—	—	(74,334)	(278,493,075)
POCT	(172,996,123)	—	—	9,389,141	(163,606,982)
PSEP	(103,692,789)	—	—	22,704,498	(80,988,291)
UAPR	(23,048,367)	—	—	7,954,023	(15,094,344)
UAUG	(26,926,336)	—	—	7,969,049	(18,957,287)
UDEC	(18,612,316)	—	—	19,308,349	696,033
UFEB	(13,007,914)	—	—	10,064,291	(2,943,623)
UJAN	(54,722,931)	—	—	15,262,056	(39,460,875)

586

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
UJUL	$(4,710,563)	$—	$—	$9,428,512	$4,717,949
UJUN	(3,792,223)	—	—	7,107,209	3,314,986
UMAR	(9,671,638)	—	—	13,280,098	3,608,460
UMAY	(636,053)	—	—	4,280,758	3,644,705
UNOV	(19,417,077)	—	—	(7,986)	(19,425,063)
UOCT	(22,971,450)	—	—	1,543,346	(21,428,104)
USEP	(15,472,856)	—	—	4,748,284	(10,724,572)
RBUF	(4,561,685)	—	—	645,162	(3,916,523)
KAPR	(13,583,858)	—	—	17,983,743	4,399,885
KAUG	(13,817,212)	—	—	7,210,838	(6,606,374)
KDEC	(1,016,173)	—	—	1,073,562	57,389
KFEB	(202,401)	—	—	1,006,671	804,270
KJAN	(45,488,459)	—	—	26,171,503	(19,316,956)
KJUL	(10,760,028)	—	—	10,951,550	191,522
KJUN	(1,641,074)	—	—	1,803,067	161,993
KMAR	(71,607)	—	—	1,217,132	1,145,525
KMAY	(146,054)	—	—	1,533,676	1,387,622
KNOV	(1,063,553)	—	—	(3,068)	(1,066,621)
KOCT	(15,862,432)	—	—	1,708,149	(14,154,283)
KSEP	(505,505)	—	—	701,653	196,148
QBF	(958,106)	—	190,835	(786,522)	(1,553,793)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. At October 31, 2025, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
TFJL	$160,874
TBJL	178,684
BALT	8,235,783
EBUF	64,622
EAPR	524,640
EJAN	818,480
EJUL	723,515
EOCT	549,987
ZAPR	138,981
ZAUG	167,231
ZDEK	888,995
ZFEB	601,690
ZJAN	323,207
ZJUL	—
ZJUN	154,538
ZMAR	120,305
ZMAY	136,856
ZNOV	299,553

587

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

Late Year Ordinary Losses
ZOCT	$463,917
ZSEP	—
AAPR	397,475
TAPR	36,548
AJAN	313,891
TJAN	260,603
AJUL	425,378
TJUL	1,131,141
AOCT	446,214
TOCT	5,377
APOC	146,308
JAJL	—
DDTL	242,311
DDTN	—
DDTO	19,525
DDTS	22,444
DDFL	195,164
DDFN	—
DDFO	54,036
DDFS	29,135
XDQQ	289,244
QTAP	149,947
QTJA	121,335
QTJL	110,203
QTOC	100,098
NAPR	1,428,564
NAUG	225,860
NDEC	473,990
NFEB	282,998
NJAN	1,903,937
NJUL	1,489,162
NJUN	336,036
NMAR	173,952
NMAY	64,535
NNOV	153,714
NOCT	1,060,719
NSEP	245,846
IBUF	271,186
IAPR	1,555,654
IAUG	192,250
IDEC	105,289
IFEB	176,480
IJAN	1,268,155
IJUL	1,258,595
IJUN	331,152
IMAR	304,952

588

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

Late Year Ordinary Losses
IMAY	$53,269
INOV	88,190
IOCT	927,008
ISEP	611,762
QBUF	828,643
LAPR	—
LJAN	—
LJUL	—
LOCT	—
APRH	—
JANH	—
JULH	—
OCTH	—
APRJ	—
JANJ	—
JULJ	—
OCTJ	—
ZALT	2,709,477
EALT	730,036
XBAP	1,201,190
XBJA	631,365
XBJL	928,877
XBOC	590,601
XDSQ	396,071
XTAP	140,712
XTJA	111,433
XTJL	81,793
XTOC	87,298
BAPR	2,105,984
BAUG	1,172,425
BDEC	1,597,220
BFEB	1,210,397
BJAN	1,879,481
BJUL	1,650,080
BJUN	997,806
BMAR	1,261,852
BMAY	926,291
BNOV	945,029
BOCT	1,565,567
BSEP	1,182,997
PAPR	5,021,538
PAUG	5,449,547
PDEC	6,567,150
PFEB	5,200,093
PJAN	7,909,449
PJUL	6,451,590

589

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

Late Year Ordinary Losses
PJUN	$4,287,622
PMAR	3,917,338
PMAY	3,739,803
PNOV	4,513,355
POCT	5,367,108
PSEP	5,092,862
UAPR	1,014,449
UAUG	1,200,651
UDEC	2,021,198
UFEB	1,255,939
UJAN	1,419,991
UJUL	1,049,033
UJUN	633,884
UMAR	967,245
UMAY	358,684
UNOV	615,393
UOCT	1,138,191
USEP	997,215
RBUF	328,928
KAPR	1,104,766
KAUG	709,260
KDEC	375,833
KFEB	155,526
KJAN	1,970,133
KJUL	939,851
KJUN	123,858
KMAR	61,841
KMAY	136,653
KNOV	121,118
KOCT	714,061
KSEP	112,203
QBF	—

At October 31, 2025, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
TFJL	$7,195,995	$—
TBJL	5,152,726	—
BALT	90,309,613	—
EBUF	582,037	—
EAPR	8,053,921	—
EJAN	11,107,356	—
EJUL	1,416,728	1,077,537
EOCT	919,756	—
ZAPR	—	—

590

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Indefinite Short-Term	Indefinite Long-Term
ZAUG	$—	$—
ZDEK	222,805	—
ZFEB	—	—
ZJAN	—	—
ZJUL	—	—
ZJUN	—	—
ZMAR	—	—
ZMAY	—	—
ZNOV	5,191,214	—
ZOCT	3,468,919	—
ZSEP	—	—
AAPR	—	—
TAPR	—	—
AJAN	—	—
TJAN	—	—
AJUL	10,452	—
TJUL	12,729,714	—
AOCT	—	—
TOCT	1	—
APOC	—	—
JAJL	—	—
DDTL	11,018	—
DDTN	—	—
DDTO	—	—
DDTS	—	—
DDFL	12,791	—
DDFN	—	—
DDFO	—	—
DDFS	—	—
XDQQ	1,782,814	—
QTAP	6,914,148	—
QTJA	14,086,573	—
QTJL	5,443,472	—
QTOC	8,370,143	—
NAPR	44,245,452	—
NAUG	1,769,370	—
NDEC	139,401	—
NFEB	111,642	—
NJAN	60,265,089	—
NJUL	40,498,892	—
NJUN	1,771,720	—
NMAR	10,455	—
NMAY	3,284	—
NNOV	2,257,316	—
NOCT	33,635,618	—
NSEP	2,361,149	—
IBUF	661,252	—

591

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Indefinite Short-Term	Indefinite Long-Term
IAPR	$14,623,871	$—
IAUG	1,152,913	—
IDEC	—	—
IFEB	196,551	—
IJAN	14,770,949	—
IJUL	4,675,795	—
IJUN	970,378	—
IMAR	1,181,522	—
IMAY	—	—
INOV	1,037,144	—
IOCT	20,521,871	—
ISEP	6,787,477	—
QBUF	12,345,057	—
LAPR	—	—
LJAN	—	—
LJUL	—	—
LOCT	—	—
APRH	—	—
JANH	—	—
JULH	—	—
OCTH	—	—
APRJ	—	—
JANJ	—	—
JULJ	—	—
OCTJ	—	—
ZALT	17,104,572	—
EALT	5,312,203	—
XBAP	4,128,854	—
XBJA	33,061,653	—
XBJL	3,426,491	—
XBOC	28,546,778	—
XDSQ	1,606,140	—
XTAP	1,739,132	—
XTJA	4,383,754	—
XTJL	1,516,508	—
XTOC	4,478,345	—
BAPR	36,275,644	—
BAUG	25,489,371	—
BDEC	19,401,978	—
BFEB	15,144,015	—
BJAN	47,019,509	—
BJUL	10,651,971	—
BJUN	5,780,879	—
BMAR	11,713,580	—
BMAY	2,119,983	—
BNOV	35,754,960	—
BOCT	43,422,596	—

592

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	Indefinite Short-Term	Indefinite Long-Term
BSEP	$13,731,122	$—
PAPR	153,530,442	—
PAUG	71,223,261	—
PDEC	146,604,236	—
PFEB	92,323,467	—
PJAN	192,650,923	—
PJUL	55,684,840	—
PJUN	26,320,415	—
PMAR	62,034,705	—
PMAY	11,615,889	—
PNOV	273,905,386	—
POCT	167,629,015	—
PSEP	98,599,927	—
UAPR	22,033,918	—
UAUG	25,722,433	—
UDEC	16,591,118	—
UFEB	11,751,975	—
UJAN	53,302,940	—
UJUL	3,661,530	—
UJUN	3,158,339	—
UMAR	8,704,393	—
UMAY	277,369	—
UNOV	18,801,684	—
UOCT	21,833,259	—
USEP	14,472,045	—
RBUF	4,232,757	—
KAPR	12,479,092	—
KAUG	13,107,952	—
KDEC	640,340	—
KFEB	46,874	—
KJAN	43,518,326	—
KJUL	9,812,351	—
KJUN	1,517,216	—
KMAR	9,766	—
KMAY	9,401	—
KNOV	942,435	—
KOCT	15,148,371	—
KSEP	393,302	—
QBF	958,106	—

593

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)
To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2025, the following capital loss carryforwards available were utilized:

Capital Loss Carryforwards Utilized
EAPR	$1,266,276
EJUL	6,221,598
ZAUG	15,947
AJUL	92,459
QTAP	128,221
QTJL	748,159
IMAY	1,546
LJAN	23,312
LOCT	4,415
XBAP	537,392
XTJL	605,274
BJUL	145,055
BMAY	3,842,759
UMAY	1,984,079

All other Funds did not utilize any capital loss carryforwards during the fiscal year or period ended October 31, 2025.
The tax character of the distributions paid by the Funds during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	2025 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
LAPR	$251,225	$—	$54,940	$306,165
LJAN	581,548	—	34,147	615,695
LJUL	177,344	—	35,370	212,714
LOCT	826,531	—	—	826,531
APRH	1,393,443	385,556	—	1,778,999
JANH	589,452	117,669	—	707,121
JULH	1,016,604	192,260	—	1,208,864
OCTH	874,850	320,193	—	1,195,043
APRJ	1,687,450	250,368	—	1,937,818
JANJ	795,646	151,937	—	947,583
JULJ	994,289	110,586	—	1,104,875
OCTJ	836,904	247,576	21,232	1,105,712

	2024 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
LAPR	$87,613	$—	$29,719	$117,332
LJAN	417,456	—	162,312	579,768
LJUL	30,568	—	10,938	41,506
LOCT	735,995	—	384,786	1,120,781
APRH	1,390,861	462,508	92,364	1,945,733
JANH	387,862	87,730	—	475,592
JULH	1,346,076	302,010	—	1,648,086
OCTH	1,062,394	287,010	99,745	1,449,149

594

INNOVATOR ETFs TRUST
Notes to Financial Statements
April 30, 2026 (Unaudited)(Continued)

	2024 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
APRJ	$1,919,828	$529,484	$30,654	$2,479,966
JANJ	853,128	129,365	—	982,493
JULJ	1,334,589	219,971	—	1,554,560
OCTJ	1,192,241	226,849	24,164	1,443,254

All other Funds did not pay any distributions during the fiscal years ended October 31, 2025 and October 31, 2024.
7. SUBSEQUENT EVENTS
On June 17, 2026, upon the resignation of Cohen & Company, Ltd. (“Cohen”), the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued and has determined there were no other subsequent events requiring recognition or disclosure in the financial statements.

595

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Innovator Defined Wealth Shield ETF
Innovator Emerging Markets 10 Buffer ETF - Quarterly
Innovator Emerging Markets Power Buffer ETF - January, April, July, October
Innovator Equity Defined Protection ETF - 1 Yr - January, February, March, April, May, June, July, August, September, October, November, December
Innovator Equity Defined Protection ETF - 2 Yr to 2026 - July, October
Innovator Equity Defined Protection ETF - 2 Yr to 2027 - January, April, July, October
Innovator Equity Defined Protection ETF - 2 Yr to 2028 - January, April
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul, Apr/Oct
Innovator Equity Dual Directional 10 Buffer ETF - January, February, March, April, May, July, September, October, November, December
Innovator Equity Dual Directional 15 Buffer ETF - January, February, March, April, May, July, September, October, November, December
Innovator Growth Accelerated ETF - Quarterly
Innovator Growth Accelerated Plus ETF - January, April, July, October
Innovator Growth-100 Power Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December
Innovator International Developed 10 Buffer ETF - Quarterly
Innovator International Developed Power Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December
Innovator Nasdaq-100 10 Buffer ETF - Quarterly
Innovator Premium Income 15 Buffer ETF - January, April, July, October
Innovator Premium Income 20 Barrier ETF - January, April, July, October
Innovator Premium Income 30 Barrier ETF - January, April, July, October
Innovator U.S. Equity Buffer ETF – Quarterly - 5 to 15, 10
Innovator U.S. Equity Accelerated 9 Buffer ETF - January, April, July, October
Innovator U.S. Equity Accelerated ETF - Quarterly
Innovator U.S. Equity Accelerated Plus ETF - January, April, July, October
Innovator U.S. Equity Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December
Innovator U.S. Equity Power Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December
Innovator U.S. Equity Ultra Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
Innovator U.S. Small Cap Power Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly
At a quarterly Board meeting held on December 8, 2025, the Trust’s Board considered approval of the new Advisory Agreement (the “New Advisory Agreement”) with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly, Innovator 20+ Year Treasury Bond 9 Buffer ETF - July, Innovator Defined Wealth Shield ETF, Innovator Emerging Markets 10 Buffer ETF - Quarterly, Innovator Emerging Markets Power Buffer ETF - January, April, July, October, Innovator Equity Defined Protection ETF - 1 Yr - January, February, March, April, May, June, July, August, September, October, November, December, Innovator Equity Defined Protection ETF - 2 Yr to 2026 - July, October, Innovator Equity Defined Protection ETF - 2 Yr to 2027 -

596

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)(Continued)
January, April, July, October, Innovator Equity Defined Protection ETF - 2 Yr to 2028 - January, April, Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul, Apr/Oct, Innovator Equity Dual Directional 10 Buffer ETF - January, February, March, April, May, July, September, October, November, December, Innovator Equity Dual Directional 15 Buffer ETF - January, February, March, April, May, July, September, October, November, December, Innovator Growth Accelerated Plus ETF - January, April, July, October, Innovator Growth-100 Dual Directional 5 Buffer ETF – Quarterly, Innovator Growth-100 Power Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December, Innovator International Developed 10 Buffer ETF – Quarterly, Innovator International Developed Power Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December, Innovator Nasdaq-100 10 Buffer ETF - Quarterly, Innovator Premium Income 15 Buffer ETF - January, April, July, October, Innovator Premium Income 20 Barrier ETF - January, April, July, October, Innovator Premium Income 30 Barrier ETF - January, April, July, October, Innovator U.S. Equity Buffer ETF - Quarterly - 5 to 15, 10, Innovator U.S. Equity Accelerated 9 Buffer ETF - January, April, July, October, Innovator U.S. Equity Accelerated ETF - Quarterly, Innovator U.S. Equity Accelerated Plus ETF - January, April, July, October, Innovator U.S. Equity Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December, Innovator U.S. Equity Power Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December, Innovator U.S. Equity Ultra Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December, Innovator U.S. Small Cap 10 Buffer ETF - Quarterly, Innovator U.S. Small Cap Power Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December, Innovator Uncapped Bitcoin 20 Floor ETF – Quarterly (the “Funds”), and the new Sub-Advisory Agreement (the “New Sub-Advisory Agreement,” and together with the New Advisory Agreement, the “New Agreements”) among the Trust, on behalf of the Funds, the Adviser, and Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), each for an initial two-year term. The New Agreements were proposed and approved in anticipation of the acquisition of the Adviser by GSAM Holdings LLC, a subsidiary of The Goldman Sachs Group, Inc., pursuant to a membership interest purchase agreement (the “Transaction”). Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Transaction, which constituted a change in control of the Adviser, resulted in the automatic termination of the previous investment management agreement between the Trust and the Adviser on behalf of each of the Funds, as well as the previous sub-advisory Agreement among the Trust, on behalf of the Funds, the Adviser, and the Sub-Advisers (collectively, the “Prior Agreements”). The Board noted that the New Agreements are the same as their respective Prior Agreements, except with respect to the date and term of the agreement and certain other non-material differences. In addition to considering information furnished to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board also considered information furnished for prior meetings of the Board and its committees, including, but not limited to, information provided in connection with the annual contract review process for certain Funds, which most recently culminated in June 2025 (the “2025 Annual Approval Process”). The Board determined that the New Agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the New Agreements, the Independent Trustees noted that they had received separate reports from each of the Adviser and the Sub-Adviser as part of the 2025 Annual Approval Process (and from prior meetings where the Prior Agreements were approved with respect to certain Funds that had yet commenced operations) responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to peer groups of the applicable Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Board further considered

597

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)(Continued)
representations by the Adviser and the Sub-Adviser that the New Agreements would be substantially identical to the respective Prior Agreements and that the nature, extent, and quality of the services to be provided to the Funds under the New Agreements would not change as a result of the Transaction. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the New Agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the New Agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will continue to oversee Milliman’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the New Sub-Advisory Agreement, the Board reviewed the materials provided by Milliman, and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the New Agreements were expected to be satisfactory.
The Board considered that it had reviewed the historical investment performance of each of the Funds (where applicable) as part of the 2025 Annual Approval Process for the respective one-, three-, and five-year periods ended March 31, 2025 including NAV, market, and respective index returns. The Board considered that the Adviser had successfully re-set the defined outcome periods for each of the relevant Funds which have come to the end of their applicable durations. The Board considered the unitary fee rate and sub-advisory fee rates, as applicable to be paid by each Fund under the New Advisory Agreement and by the Adviser to the Sub-Adviser, respectively, which are the same as those under the respective Prior Agreements.
The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the New Advisory Agreement, interest, taxes, brokerage commissions and any other transaction-related fees and expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, the costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the New Agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to the Sub-Adviser from the unitary fee, was fair.
The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
The Board further considered that it had reviewed profitability information in connection with certain Funds as part of the 2025 Annual Approval Process.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

598

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)(Continued)
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the New Agreements are fair and that the approval of the New Agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

599

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator Equity Dual Directional 5 Buffer ETF - Quarterly
Innovator Growth-100 Dual Directional 5 Buffer ETF - Quarterly
At a quarterly Board meeting held on December 8, 2025, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Dual Directional 5 Buffer ETF - Quarterly and Innovator Growth-100 Dual Directional 5 Buffer ETF - Quarterly (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser, and Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

600

INNOVATOR ETFs TRUST
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (Unaudited)(Continued)
The Board considered the proposed unitary fee rates payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Adviser a unitary fee equal to an annual percentage of its average daily net assets. The Board considered that, from the unitary fee of each Fund, the Adviser would pay Milliman an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Funds have not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

601

INNOVATOR ETFs TRUST
Additional Information (Unaudited)
1. INFORMATION ABOUT PROSPECTUS
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.
2. PROXY VOTING POLICIES AND PROCEDURES
The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.
3. INFORMATION ABOUT PORTFOLIO SECURITIES
Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
4. HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS
In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386- 3890) to change the status of your existing account. You may change your status at any time.
5. ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS
You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically. To sign up for electronic delivery, visit www.icsdelivery. com and select the first letter of your brokerage firm’s name. Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.
6. TAX NOTICE
For the fiscal year ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Affordable Care Act of 2010.
For the taxable year ended October 31, 2025, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.
For the taxable year ended October 31, 2025, the percentage of ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) were, respectively:

% of Ordinary Income Distributions Designated as Short-Term Capital Gain Distributions
TFJL	0.00%
TBJL	0.00%
BALT	0.00%
EBUF	0.00%

602

INNOVATOR ETFs TRUST
Additional Information (Unaudited)(Continued)

% of Ordinary Income Distributions Designated as Short-Term Capital Gain Distributions
EAPR	0.00%
EJAN	0.00%
EJUL	0.00%
EOCT	0.00%
ZAPR	0.00%
ZAUG	0.00%
ZDEK	0.00%
ZFEB	0.00%
ZJAN	0.00%
ZJUL	0.00%
ZJUN	0.00%
ZMAR	0.00%
ZMAY	0.00%
ZNOV	0.00%
ZOCT	0.00%
ZSEP	0.00%
AAPR	0.00%
TAPR	0.00%
AJAN	0.00%
TJAN	0.00%
AJUL	0.00%
TJUL	0.00%
AOCT	0.00%
TOCT	0.00%
APOC	0.00%
JAJL	0.00%
DDTL	0.00%
DDTN	0.00%
DDTO	0.00%
DDTS	0.00%
DDFL	0.00%
DDFN	0.00%
DDFO	0.00%
DDFS	0.00%
XDQQ	0.00%
QTAP	0.00%
QTJA	0.00%
QTJL	0.00%
QTOC	0.00%
NAPR	0.00%
NAUG	0.00%
NDEC	0.00%
NFEB	0.00%
NJAN	0.00%
NJUL	0.00%
NJUN	0.00%

603

INNOVATOR ETFs TRUST
Additional Information (Unaudited)(Continued)

% of Ordinary Income Distributions Designated as Short-Term Capital Gain Distributions
NMAR	0.00%
NMAY	0.00%
NNOV	0.00%
NOCT	0.00%
NSEP	0.00%
IBUF	0.00%
IAPR	0.00%
IAUG	0.00%
IDEC	0.00%
IFEB	0.00%
IJAN	0.00%
IJUL	0.00%
IJUN	0.00%
IMAR	0.00%
IMAY	0.00%
INOV	0.00%
IOCT	0.00%
ISEP	0.00%
QBUF	0.00%
LAPR	23.51%
LJAN	19.34%
LJUL	19.14%
LOCT	28.42%
APRH	31.68%
JANH	32.92%
JULH	27.50%
OCTH	28.95%
APRJ	25.15%
JANJ	18.31%
JULJ	21.10%
OCTJ	19.84%
ZALT	0.00%
EALT	0.00%
XBAP	0.00%
XBJA	0.00%
XBJL	0.00%
XBOC	0.00%
XDSQ	0.00%
XTAP	0.00%
XTJA	0.00%
XTJL	0.00%
XTOC	0.00%
BAPR	0.00%
BAUG	0.00%
BDEC	0.00%
BFEB	0.00%

604

INNOVATOR ETFs TRUST
Additional Information (Unaudited)(Continued)

% of Ordinary Income Distributions Designated as Short-Term Capital Gain Distributions
BJAN	0.00%
BJUL	0.00%
BJUN	0.00%
BMAR	0.00%
BMAY	0.00%
BNOV	0.00%
BOCT	0.00%
BSEP	0.00%
PAPR	0.00%
PAUG	0.00%
PDEC	0.00%
PFEB	0.00%
PJAN	0.00%
PJUL	0.00%
PJUN	0.00%
PMAR	0.00%
PMAY	0.00%
PNOV	0.00%
POCT	0.00%
PSEP	0.00%
UAPR	0.00%
UAUG	0.00%
UDEC	0.00%
UFEB	0.00%
UJAN	0.00%
UJUL	0.00%
UJUN	0.00%
UMAR	0.00%
UMAY	0.00%
UNOV	0.00%
UOCT	0.00%
USEP	0.00%
RBUF	0.00%
KAPR	0.00%
KAUG	0.00%
KDEC	0.00%
KFEB	0.00%
KJAN	0.00%
KJUL	0.00%
KJUN	0.00%
KMAR	0.00%
KMAY	0.00%
KNOV	0.00%
KOCT	0.00%
KSEP	0.00%
QBF	0.00%

605

The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
On June 17, 2026, upon the resignation of Cohen & Company, Ltd. (“Cohen”), the Audit Committee of the Board of Trustees of the Innovator ETFs Trust (the “Trust”) appointed, and the Board of Trustees of the Trust ratified and approved, PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Trust for the fiscal year ending October 31, 2026.
The reports of Cohen on the financial statements of the Funds as of and for the fiscal years ended October 31, 2025 and October 31, 2024 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the Trust’s fiscal years ended October 31, 2025 and October 31, 2024 and the subsequent interim period through June 17, 2026, there were no disagreements between the Trust and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements of the Funds for such years or interim period. During such years or interim period, there were no reportable events as defined in Item 304(a)(1)(v) of Regulation S-K.
Item 9. Proxy Disclosure for Open-End Investment Companies.
Voting Results of Special Meeting of Shareholders (Unaudited)
Four special meetings of shareholders (collectively, the “Meetings”) of Innovator ETFs® Trust (the “Trust,” and the relevant series thereof, the “Funds”) were held on February 24, 2026, March 27, 2026, April 28, 2026, and June 5, 2026, to consider and act on the proposals below.
At the Meetings, the shareholders of the following Funds approved a new investment management agreement between the Trust, on behalf of each Fund, and Innovator Capital Management, LLC (the “Agreement”). In approving the “Agreement”, the Funds’ shareholders voted as follows:
Shareholder Meeting: February 24, 2026

Fund	Meeting Date	For	Against	Broker Non-Votes	Withheld
Innovator Emerging Markets Power Buffer ETF - July	February 24, 2026	1,990,006	10,153	763,721	1,861,282
Innovator Equity Defined Protection ETF - 1 Yr June	February 24, 2026	824,393	10,859	369,829	645,820
Innovator Equity Dual Directional 10 Buffer ETF - November	February 24, 2026	1,085,895	26,234	274,955	859,846
Innovator Growth-100 Power Buffer ETF - March	February 24, 2026	421,955	4,009	164,155	278,328
Innovator Growth-100 Power Buffer ETF - May	February 24, 2026	214,502	25	66,943	266,750
Innovator International Developed Power Buffer ETF - August	February 24, 2026	1,194,684	27,497	453,448	922,076
Innovator International Developed Power Buffer ETF - January	February 24, 2026	1,827,965	22,504	834,914	1,656,285
Innovator U.S. Equity Power Buffer ETF - April	February 24, 2026	10,005,752	102,157	3,751,057	6,060,208
Innovator U.S. Equity Power Buffer ETF - August	February 24, 2026	11,660,393	115,698	5,030,964	5,080,528
Innovator U.S. Equity Power Buffer ETF - December	February 24, 2026	11,616,313	108,521	5,069,598	6,344,843
Innovator U.S. Equity Power Buffer ETF - February	February 24, 2026	10,127,922	96,466	3,991,081	3,793,729

606

Fund	Meeting Date	For	Against	Broker Non-Votes	Withheld
Innovator U.S. Equity Power Buffer ETF - January	February 24, 2026	12,940,328	106,267	5,303,421	6,713,486
Innovator U.S. Equity Power Buffer ETF - July	February 24, 2026	11,545,739	153,527	4,992,740	6,280,183
Innovator U.S. Equity Power Buffer ETF - June	February 24, 2026	8,872,204	66,665	4,206,473	3,601,752
Innovator U.S. Equity Power Buffer ETF - May	February 24, 2026	8,538,049	73,201	3,339,672	3,352,152
Innovator U.S. Equity Power Buffer ETF - November	February 24, 2026	12,769,762	134,408	5,517,154	5,436,045
Innovator U.S. Equity Power Buffer ETF - September	February 24, 2026	10,297,656	113,799	4,383,864	5,773,197
Innovator U.S. Small Cap Power Buffer ETF - August	February 24, 2026	2,008,791	28,829	739,253	2,091,284

Shareholder Meeting: March 27, 2026

Fund	Meeting Date	For	Against	Broker Non-Votes	Withheld
Innovator Defined Wealth Shield ETF	March 27, 2026	29,226,134	503,270	8,388,350	24,223,360
Innovator Emerging Markets Power Buffer ETF - April	March 27, 2026	1,078,220	16,695	363,626	1,131,710
Innovator Emerging Markets Power Buffer ETF - January	March 27, 2026	1,194,659	16,742	413,064	984,163
Innovator Emerging Markets Power Buffer ETF - October	March 27, 2026	1,938,514	30,622	636,786	1,299,878
Innovator Equity Defined Protection ETF - 1 Yr April	March 27, 2026	639,293	8,381	256,091	546,204
Innovator Equity Defined Protection ETF - 1 Yr February	March 27, 2026	1,900,278	32,595	580,089	1,866,805
Innovator Equity Defined Protection ETF - 2 Yr to April 2028	March 27, 2026	713,900	16,506	270,451	967,243
Innovator Equity Defined Protection ETF - 2 Yr to April 2027	March 27, 2026	147,615	2,918	47,454	190,497
Innovator Equity Defined Protection ETF - 2 Yr to January 2028	March 27, 2026	560,029	27,080	225,075	574,655
Innovator Equity Defined Protection ETF - 2 Yr to October 2027	March 27, 2026	239,513	4,521	99,288	201,352
Innovator Equity Dual Directional 15 Buffer ETF - October	March 27, 2026	3,133,367	77,663	1,111,438	2,528,995
Innovator Equity Dual Directional 15 Buffer ETF - September	March 27, 2026	1,087,699	15,853	391,365	1,070,723
Innovator Equity Dual Directional 15 Buffer ETF - December	March 27, 2026	2,052,206	49,327	864,006	1,856,504
Innovator Growth Accelerated Plus ETF - April	March 27, 2026	255,663	1,377	90,983	248,953
Innovator Growth-100 Power Buffer ETF - February	March 27, 2026	464,839	3,242	190,490	514,508
Innovator Growth-100 Power Buffer ETF - January	March 27, 2026	2,608,745	36,049	1,119,380	1,392,215
Innovator International Developed Power Buffer ETF - April	March 27, 2026	3,237,657	52,539	1,133,256	2,953,436

607

Fund	Meeting Date	For	Against	Broker Non-Votes	Withheld
Innovator International Developed Power Buffer ETF - December	March 27, 2026	587,226	9,238	197,384	560,152
Innovator International Developed Power Buffer ETF - July	March 27, 2026	3,038,838	40,692	860,328	2,925,385
Innovator International Developed Power Buffer ETF - June	March 27, 2026	890,786	13,418	330,010	622,681
Innovator International Developed Power Buffer ETF - May	March 27, 2026	502,137	12,031	163,816	454,531
Innovator International Developed Power Buffer ETF - November	March 27, 2026	684,107	11,932	194,893	435,720
Innovator International Developed Power Buffer ETF - October	March 27, 2026	2,533,713	76,516	943,320	2,109,662
Innovator International Developed Power Buffer ETF - September	March 27, 2026	1,361,088	28,449	373,836	1,236,078
Innovator Nasdaq-100 10 Buffer ETF - Quarterly	March 27, 2026	3,049,709	33,521	1,114,938	2,294,572
Innovator Premium Income 20 Barrier ETF - April	March 27, 2026	422,974	10,758	103,930	475,466
Innovator Premium Income 20 Barrier ETF - October	March 27, 2026	361,813	3,697	90,653	298,158
Innovator Premium Income 30 Barrier ETF - October	March 27, 2026	292,041	3,454	72,080	364,165
Innovator U.S. Equity 10 Buffer ETF - Quarterly	March 27, 2026	9,882,960	142,637	2,837,124	5,976,265
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	March 27, 2026	1,544,106	36,179	675,718	2,302,426
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	March 27, 2026	1,810,498	18,549	584,060	1,150,357
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	March 27, 2026	1,265,123	30,046	529,729	1,458,905
Innovator U.S. Equity Accelerated ETF - Quarterly	March 27, 2026	700,208	16,652	319,148	664,077
Innovator U.S. Equity Accelerated Plus ETF - April	March 27, 2026	268,529	60	28,743	251,342
Innovator U.S. Equity Accelerated Plus ETF - October	March 27, 2026	241,228	1,867	93,262	209,820
Innovator U.S. Equity Buffer ETF - April	March 27, 2026	3,091,467	44,340	730,867	3,138,379
Innovator U.S. Equity Buffer ETF - August	March 27, 2026	1,975,209	43,173	790,395	1,476,354
Innovator U.S. Equity Buffer ETF - December	March 27, 2026	2,312,508	29,198	772,937	1,627,528
Innovator U.S. Equity Buffer ETF - February	March 27, 2026	1,705,412	17,706	547,774	1,049,431
Innovator U.S. Equity Buffer ETF - January	March 27, 2026	2,462,122	45,801	755,489	1,860,749
Innovator U.S. Equity Buffer ETF - July	March 27, 2026	2,549,428	45,228	954,582	1,579,913
Innovator U.S. Equity Buffer ETF - June	March 27, 2026	1,549,472	11,689	534,538	781,720
Innovator U.S. Equity Buffer ETF - March	March 27, 2026	1,619,617	33,597	594,837	959,874
Innovator U.S. Equity Buffer ETF - May	March 27, 2026	1,755,256	14,578	524,522	1,036,554
Innovator U.S. Equity Buffer ETF - November	March 27, 2026	2,468,543	64,547	864,779	1,563,497
Innovator U.S. Equity Buffer ETF - October	March 27, 2026	2,950,199	62,648	837,431	2,205,224
Innovator U.S. Equity Buffer ETF - September	March 27, 2026	2,587,436	54,538	803,231	1,449,810

608

Fund	Meeting Date	For	Against	Broker Non-Votes	Withheld
Innovator U.S. Equity Power Buffer ETF - March	March 27, 2026	7,189,814	53,762	2,752,431	3,548,081
Innovator U.S. Equity Power Buffer ETF - October	March 27, 2026	12,573,081	217,158	3,905,465	8,389,934
Innovator U.S. Equity Ultra Buffer ETF - April	March 27, 2026	1,738,720	33,291	625,405	2,147,034
Innovator U.S. Equity Ultra Buffer ETF - August	March 27, 2026	2,953,208	80,165	838,582	1,974,617
Innovator U.S. Equity Ultra Buffer ETF - December	March 27, 2026	3,630,243	95,317	1,242,647	2,521,475
Innovator U.S. Equity Ultra Buffer ETF - February	March 27, 2026	2,189,538	47,330	770,067	1,244,499
Innovator U.S. Equity Ultra Buffer ETF - January	March 27, 2026	1,893,845	36,889	721,434	1,973,189
Innovator U.S. Equity Ultra Buffer ETF - June	March 27, 2026	967,496	31,879	304,687	847,940
Innovator U.S. Equity Ultra Buffer ETF - March	March 27, 2026	1,263,311	30,354	381,988	1,218,525
Innovator U.S. Equity Ultra Buffer ETF - November	March 27, 2026	2,376,554	57,293	766,885	1,409,473
Innovator U.S. Equity Ultra Buffer ETF - October	March 27, 2026	2,956,554	47,343	968,206	1,954,269
Innovator U.S. Equity Ultra Buffer ETF - September	March 27, 2026	2,971,140	72,479	1,035,954	1,513,817
Innovator U.S. Small Cap Power Buffer ETF - December	March 27, 2026	1,529,398	33,443	591,657	839,607
Innovator U.S. Small Cap Power Buffer ETF - July	March 27, 2026	1,843,463	30,129	721,879	2,274,670
Innovator U.S. Small Cap Power Buffer ETF - September	March 27, 2026	907,162	11,906	306,672	724,397

Shareholder Meeting: April 28, 2026

Fund	Meeting Date	For	Against	Broker Non-Votes	Withheld
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	April 28, 2026	161,332	5,213	36,469	213,157
Innovator Emerging Markets 10 Buffer ETF - Quarterly	April 28, 2026	235,689	6,287	92,818	223,771
Innovator Equity Defined Protection ETF - 1 Yr August	April 28, 2026	1,951,794	28,911	742,554	1,628,212
Innovator Equity Defined Protection ETF - 1 Yr July	April 28, 2026	2,149,148	42,819	750,420	1,833,336
Innovator Equity Defined Protection ETF - 1 Yr March	April 28, 2026	1,259,489	28,948	294,721	1,646,330
Innovator Equity Defined Protection ETF - 1 Yr November	April 28, 2026	1,983,296	62,686	678,993	1,631,761
Innovator Equity Defined Protection ETF - 1 Yr October	April 28, 2026	2,084,933	57,589	682,410	1,776,061
Innovator Equity Defined Protection ETF - 1 Yr September	April 28, 2026	2,666,708	52,539	1,106,788	1,425,024
Innovator Equity Defined Protection ETF - 2 Yr to July 2027	April 28, 2026	2,275,221	124,246	821,265	2,232,670

609

Fund	Meeting Date	For	Against	Broker Non-Votes	Withheld
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	April 28, 2026	3,377,951	135,004	1,279,960	3,062,888
Innovator Equity Dual Directional 10 Buffer ETF - July	April 28, 2026	1,819,991	52,256	662,635	2,293,731
Innovator Equity Dual Directional 10 Buffer ETF - October	April 28, 2026	722,136	29,154	277,420	528,119
Innovator Equity Dual Directional 10 Buffer ETF - December	April 28, 2026	393,877	18,466	147,257	184,536
Innovator Equity Dual Directional 15 Buffer ETF - July	April 28, 2026	1,583,546	35,958	643,418	1,446,527
Innovator Growth Accelerated ETF - Quarterly	April 28, 2026	678,046	15,526	292,296	589,116
Innovator Growth Accelerated Plus ETF - January	April 28, 2026	260,371	6,002	107,338	369,995
Innovator Growth Accelerated Plus ETF - October	April 28, 2026	203,365	1,874	79,997	186,916
Innovator Growth-100 Power Buffer ETF - April	April 28, 2026	1,798,841	29,538	685,982	1,152,105
Innovator Growth-100 Power Buffer ETF - August	April 28, 2026	999,082	9,890	323,862	1,352,960
Innovator Growth-100 Power Buffer ETF - December	April 28, 2026	866,901	18,482	319,090	1,102,824
Innovator Growth-100 Power Buffer ETF - July	April 28, 2026	1,568,321	28,581	622,720	920,914
Innovator International Developed 10 Buffer ETF - Quarterly	April 28, 2026	981,473	38,229	301,009	1,342,122
Innovator International Developed Power Buffer ETF - February	April 28, 2026	368,456	2,461	136,304	303,110
Innovator International Developed Power Buffer ETF - March	April 28, 2026	478,013	4,414	153,548	408,922
Innovator Premium Income 15 Buffer ETF - April	April 28, 2026	96,851	13,580	15,130	119,952
Innovator Premium Income 20 Barrier ETF - July	April 28, 2026	307,143	6,723	114,762	296,237
Innovator Premium Income 30 Barrier ETF - April	April 28, 2026	532,048	6,775	102,539	648,978
Innovator U.S. Equity Ultra Buffer ETF - May	April 28, 2026	673,722	11,615	249,033	661,088
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	April 28, 2026	1,063,758	30,628	414,902	780,037
Innovator U.S. Small Cap Power Buffer ETF - April	April 28, 2026	2,089,081	45,510	813,391	1,497,548
Innovator U.S. Small Cap Power Buffer ETF - January	April 28, 2026	3,232,281	56,400	1,321,405	1,902,816
Innovator U.S. Small Cap Power Buffer ETF - June	April 28, 2026	317,261	7,492	119,706	191,309
Innovator U.S. Small Cap Power Buffer ETF - October	April 28, 2026	1,673,370	53,791	646,886	1,374,251

610

Shareholder Meeting: June 5, 2026

Fund	Meeting Date	For	Against	Broker Non-Votes	Withheld
Innovator Equity Defined Protection ETF - 1 Yr December	June 5, 2026	2,013,809	102,646	642,740	1,929,044
Innovator Equity Defined Protection ETF - 1 Yr January	June 5, 2026	743,805	40,907	226,847	895,211
Innovator Equity Defined Protection ETF - 1 Yr May	June 5, 2026	556,966	21,493	79,156	691,521
Innovator Equity Defined Protection ETF - 2 Yr to January 2027	June 5, 2026	584,886	24,234	182,786	417,335
Innovator Equity Defined Protection ETF - 2 Yr to July 2026	June 5, 2026	886,356	7,739	373,758	790,638
Innovator Equity Defined Protection ETF - 2 Yr to October 2026	June 5, 2026	1,056,308	25,981	433,526	1,112,615
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	June 5, 2026	1,588,732	39,182	524,374	2,246,800
Innovator Equity Dual Directional 10 Buffer ETF - September	June 5, 2026	434,428	35,082	161,853	429,005
Innovator Equity Dual Directional 15 Buffer ETF - November	June 5, 2026	1,631,561	220,563	479,048	1,453,426
Innovator Growth Accelerated Plus ETF - July	June 5, 2026	347,469	3,655	104,879	184,064
Innovator Growth-100 Power Buffer ETF - June	June 5, 2026	1,109,580	23,204	462,313	496,266
Innovator Growth-100 Power Buffer ETF - November	June 5, 2026	2,204,914	59,030	628,403	821,564
Innovator Growth-100 Power Buffer ETF - October	June 5, 2026	2,353,884	56,747	1,004,099	1,083,810
Innovator Growth-100 Power Buffer ETF - September	June 5, 2026	670,637	17,028	227,590	722,055
Innovator Premium Income 15 Buffer ETF - January	June 5, 2026	188,870	8,047	71,050	199,691
Innovator Premium Income 15 Buffer ETF - October	June 5, 2026	241,120	12,470	28,752	277,100
Innovator Premium Income 15 Buffer ETF - July	June 5, 2026	129,039	2,605	11,962	156,738
Innovator Premium Income 20 Barrier ETF - January	June 5, 2026	162,678	5,707	33,372	188,901
Innovator Premium Income 30 Barrier ETF - January	June 5, 2026	240,292	4,198	43,704	296,055
Innovator Premium Income 30 Barrier ETF - July	June 5, 2026	279,107	7,449	111,375	288,393
Innovator U.S. Equity Accelerated Plus ETF - January	June 5, 2026	348,761	2,221	39,856	164,305
Innovator U.S. Equity Accelerated Plus ETF - July	June 5, 2026	231,849	8,218	82,187	143,740
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	June 5, 2026	1,469,114	26,680	580,796	666,674
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	June 5, 2026	1,259,427	32,506	485,785	695,828
Innovator U.S. Equity Ultra Buffer ETF - July	June 5, 2026	1,780,114	75,951	650,916	1,406,328

611

Fund	Meeting Date	For	Against	Broker Non-Votes	Withheld
Innovator U.S. Small Cap Power Buffer ETF - February	June 5, 2026	255,739	21,068	74,472	203,006
Innovator U.S. Small Cap Power Buffer ETF - March	June 5, 2026	208,800	4,748	72,458	133,474
Innovator U.S. Small Cap Power Buffer ETF - May	June 5, 2026	367,606	7,406	201,337	131,795
Innovator U.S. Small Cap Power Buffer ETF - November	June 5, 2026	915,684	28,280	312,624	414,949
Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly	June 5, 2026	382,277	27,576	124,880	287,960
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	June 5, 2026	709,415	22,843	217,158	244,886

Approval of Management Agreement For Against Withheld Broker Non-Votes
In addition, at the March 27, 2026 Meeting, shareholders of the Funds elected Cheryl K. Beebe, Dwight L. Bush, Kathryn A. Cassidy, John G. Chou, Joaquin Delgado, Eileen H. Dowling, Lawrence Hughes, John F. Killian, Steven D. Krichmar, Michael Latham, Lawrence W. Stranghoener, Gregory G. Weaver, Brian J. Wildman and James A. McNamara (collectively, the “Nominees”) to the Trust’s Board of Trustees. In electing the Nominees, the Funds’ shareholders voted as follows:

Election of Trustees	For	Withheld
Cheryl K. Beebe	510,333,788	17,936,308
Dwight L. Bush	510,032,005	18,065,907
Kathryn A. Cassidy	510,195,256	17,902,657
John G. Chou	510,036,996	18,060,916
Joaquin Delgado	510,113,870	17,984,042
Eileen H. Dowling	510,157,016	17,940,897
Lawrence Hughes	510,171,071	17,926,842
John F. Killian	510,086,826	18,011,087
Steven D. Krichmar	510,302,482	17,795,431
Michael Latham	510,026,779	17,898,951
Lawrence W. Stranghoener	509,935,864	18,162,048
Gregory G. Weaver	510,125,009	17,972,903
Brian J. Wildman	467,716,244	60,381,668
James A. McNamara	510,203,709	17,894,203

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

612

INVESTMENT ADVISOR
Innovator Capital Management, LLC
200 West Front Street
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 South Wacker Drive, 31st Floor
Chicago, IL 60606
ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
LEGAL COUNSEL
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable

(b)	Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, Principal Executive Officer

Date	07/07/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, Principal Executive Officer

Date	07/07/2026

By (Signature and Title)*	/s/ Joseph F. DiMaria
Joseph F. DiMaria, Principal Financial Officer

Date	07/07/2026

* Print the name and title of each signing officer under his or her signature.